SEC Registration Nos.
Nos. 811-03334 and 002-75106

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 70            XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No. 70                         XX

Calvert Social Investment Fund

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☑	on January 31, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Calvert Equity and Asset Allocation Funds Prospectus
Class A, B, C and Y
January 31, 2012

		Page

FUND SUMMARIES	(This section summarizes Fund fees, investment strategies, risks, past performance, and purchase and sale procedures.)	1

Calvert Signature Strategies®
Calvert Balanced Portfolio		1
Calvert Equity Portfolio		5
Calvert Social Index Fund		9
Calvert Enhanced Equity Portfolio		12
Calvert Capital Accumulation Fund		16
Calvert International Equity Fund		20
Calvert International Opportunities Fund		24
Calvert Small Cap Fund		28
Calvert Solution Strategies®
Calvert Global Alternative Energy Fund		31
Calvert Global Water Fund		35
Calvert SAGE Strategies™
Calvert Large Cap Value Fund		39
Calvert Equity Income Fund		43
Calvert Asset Allocation Funds
Calvert Conservative Allocation Fund		46
Calvert Moderate Allocation Fund		50
Calvert Aggressive Allocation Fund		54
ADDITIONAL INFORMATION THAT APPLIES TO ALL FUNDS		58
Tax Information		58
Payments to Broker/Dealers and Other Financial Intermediaries		58
MORE INFORMATION ON FEES AND EXPENSES	(This section provides details on Fund fees and expenses.)	59
MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS	(This section provides details on Fund investment strategies and risks.)	62

Description of Alternative Energy Indices; Description of Water Indices		67
Fund of Funds Structure		68
Portfolio Holdings		68
ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING	(This section describes the sustainable and socially responsible investment criteria of the Funds.)	69

Calvert Signature Strategies®
Investment Selection Process		69
Sustainable and Socially Responsible Investment Criteria		69
Shareholder Advocacy and Corporate Responsibility		72

		Page
Calvert Solution Strategies®
Investment Selection Process		72
Sustainable and Socially Responsible Investment Criteria		73
Calvert SAGE Strategies™
Investment Selection Process		74
Sustainable and Responsible Investment		75
SAGE™ Enhanced Engagement Strategy		75
Calvert Asset Allocation Funds
Investment Selection Process; Sustainable and Socially Responsible Investment Criteria		76
Special Investment Programs		76
High Social Impact Investments		76
Special Equities		77
Manager Discovery Program		77
MANAGEMENT OF FUND INVESTMENTS	(This section provides details on Fund investment managers.)	77
About Calvert		77
More Information about the Advisor, Subadvisors and Portfolio Managers		78
Advisory Fees		82
Consulting Fees		82
SHAREHOLDER INFORMATION	(This section provides details on how to purchase and sell Fund shares, how shares are valued, and information on dividends, distributions and taxes.)	83

How to Buy Shares		83
Getting Started – Before You Open an Account		83
Choosing a Share Class		84
Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges		86
Reduced Sales Charges (sales load breakpoints/discount)		87
Reinstatement Privilege		89
Distribution and Service Fees		89
Service Fees and Arrangements with Broker/Dealers		90
How to Open an Account		91
How Shares are Priced		92
When Your Account will be Credited		92
How to Sell Shares		93
Other Calvert Features/Policies (Exchanges, Market Timing Policy, etc.)		95
Dividends, Capital Gains and Taxes		97
DESCRIPTION OF UNDERLYING FUNDS	(This section describes underlying Calvert funds in which the Asset Allocation Funds invest.)	99

SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING BY THE	(This section provides information about sustainable and socially responsible investing by underlying Calvert funds in which the Asset Allocation Funds invest.)	103
UNDERLYING FUNDS

INVESTMENT OBJECTIVE

The Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 84 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 57 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum sales charge (load) on	4.75%	None	None
purchases (as a % of offering price)
Maximum deferred sales charge (load) (as	None	5.00%	1.00%
a % of amount purchased or redeemed,
whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30 days of
purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

	Class A	Class B	Class C
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.23%	1.00%	1.00%
Other expenses	0.29%	0.54%	0.37%
Acquired fund fees and expenses	0.03%	0.03%	0.03%
Total annual fund operating expenses	1.25%	2.27%	2.10%

1 The contingent deferred sales charge reduces over time.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year; and
• the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$596	$853	$1,129	$1,915
Class B
Expenses assuming	$730	$1,109	$1,415	$2,348
redemption
Expenses assuming no	$230	$709	$1,215	$2,348
redemption
Class C
Expenses assuming
redemption	$313	$658	$1,129	$2,431
Expenses assuming no	$213	$658	$1,129	$2,431
redemption

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade debt securities, such as corporate debt securities, mortgage-backed securities (including commercial mortgage-backed securities and collateralized mortgage obligations ("CMOs")) and other asset-backed securities ("ABS"). The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”).

The Fund may also invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically. In addition, the Fund may invest in repurchase agreements.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 1

An investment grade debt security is rated BBB or higher by a nationally recognized statistical rating organization (“NRSRO”), or is an unrated bond determined by the Advisor to be of comparable quality. The Fund may also invest in unrated debt securities.

The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets based on its view of economic and market factors and events. The equity portion of the Fund is primarily a large cap core U.S. domestic portfolio, although the Fund may also invest in foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion of the Fund reflects an active trading strategy, seeking total return.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

The Fund may also use futures contracts as a substitute for direct investment in a particular asset class, in order to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

The Subadvisors select the equity investments, while the Advisor manages the fixed-income assets and determines the overall asset class mix for the Fund depending upon its view of market conditions and economic outlook.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. There is a risk that the Advisor may allocate assets to an asset class that underperforms other asset classes.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 2

securities.

Mortgage-Backed Securities Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government was provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. The Fund’s purchase of unrated securities depends on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Active Trading Strategy Risk. The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Repurchase Agreement Risk. A repurchase agreement exposes the fixed-income portion of the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	11.47%
Worst Quarter (of periods shown)	12/31/08	-18.24%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 3

Average Annual Total Returns
(as of 12/31/11) (with maximum sales
charge deducted)	1 year	5 years	10 years
Class A:
Return before taxes	-1.63%	-0.18%	2.29%
Return after taxes on distributions	-1.83%	-0.68%	1.82%
Return after taxes on distributions and	-0.91%	-0.29%	1.79%
sale of Fund shares
Class B	-2.77%	-0.41%	1.76%
Class C	1.43%	-0.09%	1.83%
Russell 1000 Index	1.50%	-0.02%	3.34%
(reflects no deduction for fees, expenses
or taxes)
Balanced Composite Index*	4.24%	2.71%	4.55%
(reflects no deduction for fees, expenses
or taxes)
Lipper Mixed-Asset Target Allocation	-1.30%	0.63%	3.80%
Growth Funds Avg.
(reflects no deduction for taxes)

* The Fund also shows the Balanced Composite Index (60% Russell 1000 Index; 40% Barclays Capital U.S. Credit Index) because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Allocation of Assets and Portfolio Managers:

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Natalie A. Trunow	Senior Vice President, Chief Investment Officer - Equities, Calvert	Since September 2008

Fixed-Income Investments:
Portfolio Manager	Title	Length of Time
Name		Managing Fund
Matthew Duch	Vice President, Portfolio Manager, Calvert	Since September 2011

Equity Investments:

Investment Subadvisors. New Amsterdam Partners LLC (“New Amsterdam”) and Profit Investment Management (“Profit”)

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Michelle Clayman,	Managing Partner, Chief Investment Officer, New Amsterdam	Since June 2004
CFA

Nathaniel Paull, CFA	Partner, Senior Portfolio Manager, New Amsterdam	Since June 2004

Eugene A. Profit	Chief Executive Officer, Profit	Since October 2002

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under “Choosing a Share Class” on page 84 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Subsequent Investments (include investment slip): By Registered, Certified or Overnight Mail:	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739 Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105- 1514
To Sell Shares By Telephone By Mail	Call 800-368-2745 Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 58 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 4

INVESTMENT OBJECTIVE

The Fund seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 84 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 57 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum sales charge	4.75%	None	None	None
(load) on purchases (as a %
of offering price)
Maximum deferred sales	None	5.00%	1.00%	None
charge (load) (as a % of
amount purchased or
redeemed, whichever is
lower) [1]
Redemption fee (as a %	2.00%	2.00%	2.00%	2.00%
of amount redeemed or
exchanged within 30 days of
purchase)

Annual Fund Operating Expenses
(expenses that you pay each year as a % of the value of your investment) 2

	Class A	Class B	Class C	Class Y
Management fees	0.70%	0.70%	0.70%	0.70%
Distribution and service	0.25%	1.00%	1.00%	None
(12b-1) fees
Other expenses	0.25%	0.38%	0.25%	0.14%
Acquired fund fees and	0.02%	0.02%	0.02%	0.02%
expenses
Total annual fund operating	1.22%	2.10%	1.97%	0.86%
expenses

1  The contingent deferred sales charge reduces over time.

2  The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class Y to 0.96% through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$593	$844	$1,113	$1,882
Class B
Expenses assuming	$713	$1,058	$1,329	$2,206
redemption
Expenses assuming no	$213	$658	$1,129	$2,206
redemption
Class C
Expenses assuming	$300	$618	$1,062	$2,296
redemption
Expenses assuming no
redemption	$200	$618	$1,062	$2,296
Class Y	$88	$274	$477	$1,061

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of its portfolio’s average value.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 5

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor’s (“S&P”) 500 Index ($1.6 billion to $406 billion as of December 31, 2011). The Fund normally seeks to have a weighted average market capitalization of at least $20 billion.

The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.

The Subadvisor looks for established companies with a history of steady earnings growth. The Subadvisor selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 6

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	17.97%
Worst Quarter (of periods shown)	12/31/08	-24.39%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns
(as of 12/31/11) (with maximum sales
charge deducted, if any)	1 year	5 years	10 years
Class A:
Return before taxes	-6.87%	0.64%	2.78%
Return after taxes on distributions	-7.53%	0.07%	2.40%
Return after taxes on distributions and	-3.58%	0.47%	2.35%
sale of Fund shares
Class B	-7.94%	0.54%	2.39%
Class C	-3.94%	0.83%	2.48%
Class Y	-1.88%	1.84%	3.39%
S&P 500 Index	2.11%	-0.25%	2.92%
(reflects no deduction for fees, expenses
or taxes)
Lipper Large-Cap Growth Funds Avg.	-1.91%	0.96%	1.94%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Investment Subadvisor. Atlanta Capital Management Company, LLC (“Atlanta Capital”)

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Richard B. England, CFA	Managing Director - Equities and Principal, Atlanta Capital	Since July 2006

Paul J. Marshall, CFA	Vice President and Principal, Atlanta Capital	Since March 2009

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under “Choosing a Share Class” on page 84 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip): By Registered, Certified or Overnight Mail:	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739 Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 7

To Sell Shares By Telephone By Mail	Call 800-368-2745 Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 58 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 8

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Calvert Social Index®, which measures the investment return of large- and mid-capitalization stocks. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 84 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 57 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum sales charge (load) on	4.75%	None	None
purchases (as a % of offering price)
Maximum deferred sales charge (load) (as	None	5.00%	1.00%
a % of amount purchased or redeemed,
whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30 days of
purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

	Class A	Class B	Class C
Management fees [2]	0.40%	0.40%	0.40%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.32%	0.89%	0.53%
Total annual fund operating expenses	0.97%	2.29%	1.93%
Less fee waiver and/or expense reimbursement [3]	(0.22%)	(0.54%)	(0.18%)
Net expenses	0.75%	1.75%	1.75%

1  The contingent deferred sales charge reduces over time.

2  Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.

3  The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 0.75% for Class A, 1.75% for Class B and 1.75% for Class C. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$548	$748	$965	$1,589
Class B
Expenses assuming	$678	$1,064	$1,376	$2,249
redemption
Expenses assuming no
redemption	$178	$664	$1,176	$2,249
Class C
Expenses assuming	$278	$589	$1,025	$2,239
redemption
Expenses assuming no	$178	$589	$1,025	$2,239
redemption

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in about the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 9

The Fund will provide shareholders with at least 60 days’ notice before changing this policy.

Calvert Social Index. The Calvert Social Index measures the performance of those companies that meet the sustainable and socially responsible investment criteria and that are selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, included in the Dow Jones Total Market Index (the “Dow Jones TMI”). The Dow Jones TMI represents the top 95% of U.S. companies based on float-adjusted market capitalization, excluding the very smallest and least-liquid stocks. As of December 31, 2011, the capitalization range of the Calvert Social Index was $502 million to $376 billion, and the weighted average capitalization was $81.4 billion. The Fund seeks to have a weighted average capitalization that approximates that of the Index. As of December 31, 2011, there were 671 companies in the Index, though this number will change over time due to company mergers or changes due to Calvert’s evaluation of an issuer’s conduct relative to the Fund’s sustainable and socially responsible investment criteria. The Index is reconstituted once a year based on an updated list of the 1,000 largest U.S. companies. The Index is also reviewed quarterly to adjust for sustainable and socially responsible investment criteria and other factors.

Sustainable and Socially Responsible Investing. The Fund’s sustainable and socially responsible investment criteria are described in this Prospectus under “About Sustainable and Socially Responsible Investing.” Calvert continuously evaluates the performance of companies included in the Calvert Social Index to ensure compliance with these criteria.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible while satisfying its investment criteria, including financial, sustainability and social responsibility factors, the Fund will not be able to match the performance of the index exactly.

Stock Market Risk. The stock market or the Calvert Social Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	18.19%
Worst Quarter (of periods shown)	12/31/08	-25.52%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on dis-

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 10

tributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns
(as of 12/31/11) (with maximum
sales charge deducted)	1 year	5 years	10 years
Class A:
Return before taxes	-5.22%	-2.40%	0.67%
Return after taxes on distributions	-5.35%	-2.55%	0.53%
Return after taxes on distributions	-3.23%	-2.04%	0.55%
and sale of Fund shares
Class B	-6.38%	-2.61%	0.16%
Class C	-2.53%	-2.43%	0.15%
Calvert Social Index	0.22%	-0.28%	2.16%
(reflects no deduction for fees,
expenses or taxes)
Lipper Multi-Cap Core Funds Avg.	-2.68%	-0.65%	3.50%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Investment Subadvisor. World Asset Management, Inc. ("World Asset")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Eric R. Lessnau	Senior Portfolio Manager, World Asset	Since December 2008

David J. Jones	Portfolio Manager, World Asset	Since March 2009

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under “Choosing a Share Class” on page 84 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$5,000	$250
IRA Accounts	$2,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip): By Registered, Certified or Overnight Mail:	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739 Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105- 1514
To Sell Shares By Telephone By Mail	Call 800-368-2745 Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 58 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 11

INVESTMENT OBJECTIVE

The Fund seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 84 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 57 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum sales charge (load) on	4.75%	None	None
purchases (as a % of offering price)
Maximum deferred sales charge (load)	None	5.00%	1.00%
(as a % of amount purchased or
redeemed, whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30
days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

	Class A	Class B	Class C
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.44%	1.05%	0.58%
Total annual fund operating expenses	1.44%	2.80%	2.33%

1 The contingent deferred sales charge reduces over time.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
  your investment has a 5% return each year; and
  the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$615	$909	$1,225	$2,117
Class B
Expenses assuming	$783	$1,268	$1,679	$2,802
redemption
Expenses assuming no	$283	$868	$1,479	$2,802
redemption
Class C
Expenses assuming	$336	$727	$1,245	$2,666
redemption
Expenses assuming no	$236	$727	$1,245	$2,666
redemption

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

Investing primarily in common stock of U.S. companies that meet its sustainable and socially responsible investment criteria, the Fund creates a portfolio whose characteristics closely resemble those of the Russell 1000 Index, while emphasizing the stocks which the Fund believes offer the greatest potential for return. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Advisor actively uses proprietary quantitative analytical models, as well as qualitative bottom-up research, to attempt to enhance the Fund’s performance relative to the Index. At least 65% of the Fund’s total assets will be invested in stocks that are in the Russell 1000

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 12

Index, which measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of December 31, 2011, the capitalization range of the Index was $117 million to $406 billion. The Fund normally seeks to have a weighted average market capitalization of at least $20 billion.

The Fund may also purchase foreign stocks not exceeding 25% of the Fund’s net assets, as well as smaller capitalization companies. Any investments not in the Index will meet the Fund’s sustainable and socially responsible investment criteria and will be selected to track the Index’s risk/return characteristics. The Advisor rebalances the Fund at least quarterly to maintain its risk exposure relative to the Index.

In implementing the investment strategy, the Advisor identifies stocks in the Russell 1000 Index which meet the Fund’s sustainable and socially responsible investment criteria. From this list of stocks, the Advisor chooses a portfolio of stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though stocks and certain industries may be eliminated from the Fund by applying the sustainable and socially responsible investment criteria, the Advisor will seek to select substitutes that will attempt to mimic the return characteristics of the missing industries and stocks.

The Advisor also employs proprietary quantitative multifactor models as well as proprietary fundamental research to identify stocks that it believes have the greatest potential for superior performance. Each security identified for potential investment is ranked according to three separate measures: growth, value, and market sentiment. These three measures are combined to create a single composite score for each stock. This score is then complemented with proprietary fundamental equity research, with sustainable and socially responsible investment criteria inputs, from the Advisor’s research analysts to arrive at a final assessment of each stock’s attractiveness. The Fund is constructed from highly-ranked securities that meet its sustainable and socially responsible investment criteria, weighted through a mathematical process that seeks to reduce active risk versus the Russell 1000 Index. The Advisor may sell a security when it no longer appears attractive under this process.

Tracking the Russell 1000 Index. The Advisor will generally target a tracking error range of 3% to 4% relative to the return of the Russell 1000 Index. The Fund’s ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund or the enhanced equity modeling portfolio may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market or the Russell 1000 Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 13

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	17.31%
Worst Quarter (of periods shown)	12/31/08	-23.84%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns
(as of 12/31/11) (with maximum
sales charge deducted)	1 year	5 years	10 years
Class A:
Return before taxes	-2.67%	-2.94%	1.30%
Return after taxes on distributions	-2.78%	-3.22%	1.03%
Return after taxes on distributions	-1.59%	-2.47%	1.12%
and sale of Fund shares
Class B	-4.18%	-3.35%	0.67%
Class C	0.28%	-2.84%	0.84%
Russell 1000 Index	1.50%	-0.02%	3.34%
(reflects no deduction for fees,
expenses or taxes)
Lipper Large-Cap Core Funds Avg.	-0.67%	-0.87%	2.41%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Portfolio Manager		Length of Time
Name	Title	Managing Fund
Natalie A. Trunow	Senior Vice President, Chief Investment Officer - Equities, Calvert	Since June 2009

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under “Choosing a Share Class” on page 84 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$5,000	$250
IRA Accounts	$2,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert. com or by calling 800-368-2748). Make your check payable to the Fund.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 14

To Buy Shares New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip): By Registered, Certified or Overnight Mail:	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739 Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105- 1514
To Sell Shares By Telephone By Mail	Call 800-368-2745 Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 58 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 15

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 84 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 46 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum sales charge (load) on	4.75%	None	None	None
purchases (as a % of offering price)
Maximum deferred sales charge	None	5.00%	1.00%	None
(load) (as a % of amount
purchased or redeemed,
whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%	2.00%
redeemed or exchanged within 30
days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

	Class A	Class B	Class C	Class Y
Management fees	0.90%	0.90%	0.90%	0.90%
Distribution and service	0.25%	1.00%	1.00%	None
(12b-1) fees
Other expenses	0.43%	0.82%	0.54%	0.59%
Total annual fund operating	1.58%	2.72%	2.44%	1.49%
expenses
Less fee waiver and/or expense	—	—	—	(.05%)
reimbursement [2]
Net expenses	—	—	—	1.44%

1  The contingent deferred sales charge reduces over time.

2  The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 1.59% for Class A, 2.59% for Class C and 1.44% for Class Y. Only the Board of Directors of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$628	$950	$1,295	$2,264
Class B
Expenses assuming	$775	$1,244	$1,640	$2,776
redemption
Expenses assuming no	$275	$844	$1,1440	$2,776
redemption
Class C
Expenses assuming	$347	$761	$1,301	$2,776
redemption
Expenses assuming no	$247	$761	$1,301	$2,776
redemption
Class Y	$152	$471	$813	$1,779

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in the common stocks of mid-size U.S. companies. The Fund currently defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Growth Index ($117 million to $20.4 billion as of December 31, 2011). The Russell Midcap Growth Index is reconstituted annually. The Fund normally seeks to have a

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 16

weighted average market capitalization between $2 billion and $12 billion.

Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price. The Fund may also invest up to 25% of its net assets in foreign securities.

The Fund is non-diversified.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing the prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Valuation Risk. A stock judged to be undervalued by the Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 1/31/11 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 17

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	12/31/10	16.97%
Worst Quarter (of periods shown)	12/31/08	-25.22%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as
of 12/31/11) (with maximum sales
charge deducted, if any)	1	year	5 years	10 years
Class A:
Return before taxes	-2.65%		2.66%	1.98%
Return after taxes on distributions	-3.57%		2.42%	1.86%
Return after taxes on distributions	-0.49%		2.28%	1.71%
and sale of Fund shares
Class B	-4.00%		2.40%	1.49%
Class C	0.30%		2.83%	1.65%
Class Y	2.33%		3.69%	2.49%
Russell Midcap Growth Index	-1.65%		2.44%	5.29%
(reflects no deduction for fees,
expenses or taxes)
Lipper Mid-Cap Core Funds Avg.	-3.57%		1.11%	5.32%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor") Investment Subadvisor. New Amsterdam Partners LLC (“New Amsterdam”)

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Michelle Clayman, CFA	Managing Partner, Chief Investment Officer, New Amsterdam	Since September 2005

Nathaniel Paull, CFA	Partner, Senior Portfolio Manager, New Amsterdam	Since September 2005

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under “Choosing a Share Class” on page 84 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip): By Registered, Certified or Overnight Mail:	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739 Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 18

To Sell Shares By Telephone By Mail	Call 800-368-2745 Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 58 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 19

INVESTMENT OBJECTIVE

The Fund seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 84 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 46 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Y
Maximum sales charge (load)	4.75%	None	None	None
on purchases (as a % of offering
price)
Maximum deferred sales charge	None	5.00%	1.00%	None
(load) (as a % of amount pur-
chased or redeemed, whichever
is lower) [1]
Redemption fee (as a % of	2.00%	2.00%	2.00%	2.00%
amount redeemed or exchanged
within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class B	Class C	Class Y
Management fees	1.09%	1.09%	1.09%	1.09%
Distribution and service (12b-1)	0.25%	1.00%	1.00%	None
fees
Other expenses	0.46%	0.93%	0.58%	0.42%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual fund operating	1.82%	3.04%	2.69%	1.53%
expenses
Less fee waiver and/or expense	—	—	—	(0.12%)
reimbursement [2]
Net expenses	—	—	—	1.41%

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class Y to 1.39% through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$651	$1,020	$1,413	$2,511
Class B
Expenses assuming	$807	$1,339	$1,796	$3,070
redemption
Expenses assuming no	$307	$939	$1,596	$3,070
redemption
Class C
Expenses assuming
redemption	$372	$835	$1,425	$3,022
Expenses assuming no	$272	$835	$1,425	$3,022
redemption
Class Y	$144	$472	$823	$1,813

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of its portfolio’s average value.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 20

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of foreign companies (common and preferred stock and the depositary receipts on such stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. Using a core investment approach, the Fund invests primarily in common and preferred stocks of non-U.S. large-cap companies. The Fund defines non-U.S. large-cap companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Global Investable Market Index (“IMI”) ($43 million to $241 billion as of December 31, 2011). MSCI Barra reassesses the MSCI EAFE IMI quarterly and conducts full updating reviews twice per year and partial reviews in the other two quarters. The Fund normally seeks to have a weighted average market capitalization of at least $10 billion.

The Fund generally holds stocks of companies from the constituent countries of the MSCI EAFE IMI, but may invest in other countries, including emerging markets stocks. The Advisor and the Subadvisors focus on deriving returns from individual stock selection (bottom-up). The Advisor and the Subadvisors utilize fundamental insights arrived at through qualitative and quantitative analysis of a broad range of non-U.S. securities to identify stocks expected to provide returns superior to that of the benchmark. The Advisor attempts to control the portfolio’s risk level and maximize the Fund’s return potential relative to the MSCI EAFE IMI benchmark by balancing the risks and opportunities among the portions of the portfolio managed by the Advisor and each Subadvisor. The Advisor may shift allocations among the Advisor and the Subadvisors depending on market conditions, the Advisor's or Subadvisors' respective style biases, and performance opportunities.

The Fund invests no more than 5% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. The Advisor’s allocation of Fund assets among the portions of the portfolio managed by the Advisor and each Subadvisor may cause the Fund to under-perform.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 21

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Multi-Manager Risk. While the Advisor monitors the overall management of the Fund, the Advisor and the Subadvisors make investment decisions independently from each other. It is possible that the Advisor's and each Subadvisor's investment styles may not always be complementary, which could affect the performance and transaction costs of the Fund.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time to that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	23.55%
Worst Quarter (of periods shown)	12/31/08	-24.02%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns
(as of 12/31/11) (with maximum sales
charge deducted, if any)	1 year	5 years	10 years
Class A:
Return before taxes	-17.99%	-10.39%	0.65%
Return after taxes on distributions	-17.93%	-10.70%	0.26%
Return after taxes on distributions	-11.28%	-8.31%	0.78%
and sale of Fund shares
Class B	-19.21%	-10.70%	-0.01%
Class C	-15.53%	-10.30%	0.25%
Class Y	-13.60%	-9.26%	1.29%
MSCI EAFE IMI	-12.21%	-4.15%	5.72%
(reflects no deduction for fees, expens-
es or taxes)
Lipper International Large-Cap Core	-12.61%	-4.93%	3.86%
Funds Avg. (reflects no deduction for taxes)

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 22

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Natalie A. Trunow	Senior Vice President, Chief Investment Officer – Equities, Calvert	Since December 2009

Investment Subadvisors. Thornburg Investment Management, Inc. (“Thornburg”)
                                       and Martin Currie, Inc. (“Martin Currie”)

Portfolio Manager	Title	Length of Time
Name		Managing Fund
William V. Fries,	Co-Portfolio Manager, Managing Director, Thornburg	Since December 2009
CFA

Wendy Trevisani	Co-Portfolio Manager, Managing Director, Thornburg	Since December 2009

Lei “Rocky” Wang,	Co-Portfolio Manager, Managing Director, Thornburg	Since December 2009
CFA

James Fairweather	Head of Global Equities, Martin Currie	Since December 2009

David Sheasby	Director, Portfolio Manager, Martin Currie	Since December 2009

Christine	Director, Portfolio Manager, Martin Currie	Since December 2009
Montgomery

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under “Choosing a Share Class” on page 84 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares New Accounts (include application): Subsequent Investments (include investment slip): By Registered, Certified or Overnight Mail: To Sell Shares By Telephone By Mail

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Calvert, P.O. Box 219739, Kansas City, MO 64121-9739

Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514

Call 800-368-2745

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 58 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 23

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation through holdings that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 84 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 46 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum sales charge (load) on	4.75%	None	None
purchases (as a % of offering price)
Maximum deferred sales charge (load) (as	None	1.00%	None
a % of amount purchased or redeemed,
whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30 days of
purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class C	Class Y
Management fees	1.15%	1.15%	1.15%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	0.81%	1.33%	1.53%
Total annual fund operating expenses	2.21%	3.48%	2.68%
Less fee waiver and/or expense reimburse-	(0.55%)	(0.98%)	(1.27%)
ment [2]
Net expenses	1.66%	2.50%	1.41%

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C, and Class Y through January 31, 2013. Direct net operating expenses will not exceed 1.66% for Class A, 2.50% for Class C and 1.41% for Class Y. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$636	$1,083	$1,556	$2,857
Class C
Expenses assuming	$353	$977	$1,724	$3,692
redemption
Expenses assuming no
redemption	$253	$977	$1,724	$3,692
Class Y	$144	$712	$1,307	$2,919

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 126% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Small-Mid (“SMID”) Index ($43 million to $77 billion as of December 31, 2011). MSCI Barra reassesses the MSCI EAFE SMID Index quarterly and conducts full updating reviews twice per year and partial reviews in the other two quarters. The Fund normally seeks to have a weighted average market capitalization of approximately $5 billion.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 24

The Fund invests no more than 10% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.

The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world if a Subadvisor deems the company attractive. The stock selection process of each Subadvisor does not utilize a pre-determined geographic allocation, and each Subadvisor primarily uses a bottom-up approach focused on fundamental analysis of stocks of individual companies across all geographic regions. The Advisor attempts to control the portfolio’s risk level and maximize the Fund’s return potential relative to the MSCI EAFE SMID benchmark by balancing the risks and opportunities between the portions of the portfolio managed by each Subadvisor. The Advisor may shift allocations among the Subadvisors depending on market conditions, the Subadvisors' respective style biases, and performance opportunities. The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.

Attractive companies are identified through a combination of valuation and growth metrics that seeks to identify companies with a sustainable competitive advantage. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. The Advisor’s allocation of Fund assets between the portions of the portfolio managed by each Subadvisor may cause the Fund to underperform.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 25

dividends of some value stocks that can cushion stock prices in a falling market.

Valuation Risk. A stock judged to be undervalued by the Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Multi-Manager Risk. While the Advisor monitors the overall management of the Fund, the Subadvisors make investment decisions independently from each other. It is possible that the Subadvisors' investment styles may not always be complementary, which could affect the performance and transaction costs of the Fund.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	24.05%
Worst Quarter (of periods shown)	12/31/08	-24.15%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns		Since
(as of 12/31/11) (with maximum sales charge		Inception
deducted, if any)	1 year	(5/31/07)
Class A:
Return before taxes	-21.75%	-7.75%
Return after taxes on distributions	-21.75%	-7.77%
Return after taxes on distributions	-13.82%	-6.39%
and sale of Fund shares
Class Y	-17.68%	-6.62%
MSCI EAFE SMID Index	-14.59%	-7.17%
(reflects no deduction for fees, expenses or
taxes)
Lipper International Small/Mid-Cap Core	-16.59%	-7.26%
Funds Avg.
(reflects no deduction for taxes)

Average Annual Total Returns		Since
(as of 12/31/11) (with maximum sales charge		Inception
deducted)	1 year	(7/31/07)
Class C	-19.36%	-7.39%
MSCI EAFE SMID Index	-14.59%	-7.02%
(reflects no deduction for fees, expenses or
taxes)
Lipper International Small/Mid-Cap Core	-16.59%	-7.45%
Funds Avg.
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor") Investment Subadvisors. Advisory Research, Inc. (“ARI”) and Trilogy Global Advisors, LP (“Trilogy”)

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Jonathan P. Brodsky	Managing Director, ARI	Since September 2011

Drew Edwards	Vice President, ARI	Since September 2011

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 26

Marco P. Priani, CFA,	Vice President, ARI	Since September 2011
CPA, FRM

William Sterling,	Chief Investment Officer and	Since September 2011
Ph.D.	Senior Portfolio Manager,
Trilogy

Gregory J. Gigliotti	Managing Director and	Since September 2011
Senior Portfolio Manager,
Trilogy

Pablo Salas	Managing Director and	Since September 2011
Senior Portfolio Manager,
Trilogy

Jessica Reuss, CFA	Product Specialist and	Since September 2011
Portfolio Manager, Trilogy

David Runkle, Ph.D.,	Director of Quantitative	Since September 2011
CFA	Research, Portfolio Manager,
Trilogy

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares New Accounts (include application): Subsequent Investments (include investment slip): By Registered, Certified or Overnight Mail: To Sell Shares By Telephone By Mail

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Calvert, P.O. Box 219739, Kansas City, MO 64121-9739

Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514

Call 800-368-2745

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 58 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 27

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors and that, at the time of purchase, are considered by the Advisor to be attractively valued. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 84 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 36 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum sales charge (load) on	4.75%	None	None
purchases (as a % of offering price)
Maximum deferred sales charge (load) (as	None	5.00%	1.00%
a % of amount purchased or redeemed,
whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30 days
of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
	Class A	Class B	Class C
Management fees	0.95%	0.95%	0.95%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.61%	1.51%	0.79%
Total annual fund operating expenses	1.81%	3.46%	2.74%
Less fee waiver and/or expense reimburse-	(0.12%)	(0.27%)	(0.05%)
ment [2]
Net expenses	1.69%	3.19%	2.69%

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 1.69% for Class A, 3.19% for Class B and 2.69% for Class C. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$639	$1,006	$1,398	$2,491
Class B
Expenses assuming	$822	$1,437	$1,975	$3,348
redemption
Expenses assuming no	$322	$1,037	$1,775	$3,348
redemption
Class C
Expenses assuming	$372	$846	$1,445	$3,067
redemption
Expenses assuming no
redemption	$272	$846	$1,445	$3,067

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund offers opportunities for long-term capital appreciation with a moderate degree of risk through a mix of smaller company stocks that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of small com-

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 28

panies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. Calvert defines small companies generally as having a market capitalization of $3 billion or less at the time of initial purchase.

The Fund may also invest up to 25% of its net assets in foreign securities.

The investment process combines active stock selection and systematic portfolio construction to produce a portfolio that is capable of achieving positive excess returns with relatively low active risk relative to the Fund’s benchmark.

The Fund seeks to achieve its investment objective by implementing an investment strategy based on the Advisor’s stock selection models, which evaluate a broad range of small-cap securities. Position adjustments will take place only to the extent that planned changes to the Fund’s investments have a sufficiently greater probability of producing positive excess returns than does the existing portfolio.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of the Fund's current index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	16.70%
Worst Quarter (of periods shown)	12/31/08	-23.11%

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 29

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns			Since
(as of 12/31/11) (with maximum sales			Inception
charge deducted)	1 year	5 years	(10/1/04)
Class A:
Return before taxes	-9.55%	-2.78%	1.00%
Return after taxes on distributions	-9.58%	-2.79%	1.00%
Return after taxes on distributions	-6.16%	-2.35%	0.86%
and sale of Fund shares
Russell 2000 Index	-4.18%	0.15%	4.68%
(reflects no deduction for fees,
expenses or taxes)
Lipper Small-Cap Core Funds Avg.	-3.41%	0.45%	*
(reflects no deduction for taxes)

* The Fund is unable to show performance of the Lipper average since the Fund's inception date. For comparison purposes to Lipper, performance since 10/31/04 is as follows: Class A return before taxes is 1.09%; Class A return after taxes on distributions is 1.08%; Class A return after taxes on distributions and sale of Fund shares is 0.93%; and Lipper Small-Cap Core Funds Average is 4.94%.

Average Annual Total Returns			Since
(as of 12/31/11) (with maximum sales			Inception
charge deducted)	1	year	(11/29/10)
Class B	11.14%		-4.53%
Russell 2000 Index	-4.18%		2.52%
(reflects no deduction for fees,
expenses or taxes)
Lipper Small-Cap Core Funds Avg.	-3.41%		*
(reflects no deduction for taxes)

* The Fund is unable to show performance of the Lipper average since the Fund's inception date. For comparison purposes to Lipper, performance since 11/30/10 is as follows: Class B return is -3.70%, and Lipper Small-Cap Core Funds Average is 3.69%.

Average Annual Total Returns			Since
(as of 12/31/11) (with maximum			Inception
sales charge deducted)	1 year	5 years	(4/1/05)
Class C	-6.92%	-2.76%	0.17%
Russell 2000 Index	-4.18%	0.15%	4.25%
(reflects no deduction for fees,
expenses or taxes)
Lipper Small-Cap Core Funds Avg.	-3.41%	0.45%	*
(reflects no deduction for taxes)

* The Fund is unable to show performance of the Lipper average since the Fund's inception date. For comparison purposes to Lipper, performance since 4/30/05 is as follows: Class C return is 1.18%, and Lipper Small-Cap Core Funds Average is 4.94%.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Natalie A. Trunow	Senior Vice President	Since July 2010
Chief Investment Officer –
Equities, Calvert

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under "Choosing a Share Class" on page 84 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip): By Registered, Certified or Overnight Mail:	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739 Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105- 1514
To Sell Shares By Telephone By Mail	Call 800-368-2745 Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 58 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 30

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital through investment in equity securities of companies active in the alternative energy sector, using the Fund’s corporate responsibility standards and strategies. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 84 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 36 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum sales charge (load) on purchases	4.75%	None	None
(as a % of offering price)
Maximum deferred sales charge (load) (as	None	1.00%	None
a % of amount purchased or redeemed,
whichever is lower) [1]
Redemption fee (as a % of amount redeemed	2.00%	2.00%	2.00%
or exchanged within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay
each year as a % of the value of your investment)
	Class A	Class C	Class Y
Management fees [2]	1.30%	1.30%	1.30%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	0.73%	0.78%	872.41%
Total annual fund operating expenses	2.28%	3.08%	873.71%
Less fee waiver and/or expense reimburse-	(0.43%)	(0.23%)	(872.11%)
ment [3]
Net expenses	1.85%	2.85%	1.60%

1 The contingent deferred sales charge reduces over time.

2 Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.

3 The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 1.85% for Class A, 2.85% for Class C, and 1.60% for Class Y. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class Y to 3.00% through January 31, 2021. Only the Board of Directors of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$654	$1,114	$1,600	$2,935
Class C
Expenses assuming	$388	$929	$1,596	$3,377
redemption
Expenses assuming no	$288	$929	$1,596	$3,377
redemption
Class Y	$163	$796	$1,454	$3,219

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies whose main business is alternative energy or that are significantly involved in the alternative energy sector. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the alternative energy industry.

Alternative energy includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 31

A company whose main business is alternative energy or that is significantly involved in the alternative energy sector will (1) derive at least 50% of its revenues or earnings from alternative energy activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following alternative energy indices: Ardour Global Alternative Energy Index (Composite)SM; Merrill Lynch Renewable Energy Index; S&P Global Alternative Energy Index; WilderHill New Energy Global Innovation Index; and WilderHill Clean Energy Index. For more information on these indices, see “Description of Alternative Energy Indices” in this Prospectus.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many alternative energy companies are relatively new.

The Fund is non-diversified.

The Fund may invest in several countries in different geographic regions of the world, and the Subadvisor’s stock selection process does not utilize a pre-determined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in emerging markets.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

The Subadvisor combines quantitative and fundamental processes. To develop the investible universe, the Subadvisor employs long-term strategic allocations for each sub-activity within the alternative energy sector. Fundamental and qualitative models evaluate stocks from the bottom up, focused on fundamental analysis of stocks of individual companies across all geographic regions. Top-down views on industries, sectors or regions act as risk controls in portfolio construction. The Subadvisor consults a panel of experts in the alternative energy field to obtain research and insight on political, economic and regional trends with respect to alternative energy segments.

Sustainable and Socially Responsible Investing. The Fund will invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Energy Sector and Energy Price Risks. Stocks that comprise the energy sector may fall in value. Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy may fall.

Alternative Energy Industry Risk. The alternative energy industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. Changes in U.S., European and other governments’ policies towards alternative energy also may adversely affect Fund performance.

Concentration Risk. A downturn in the alternative energy industry would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 32

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to July 29, 2011 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	28.24%
Worst Quarter (of periods shown)	12/31/08	-33.93%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns		Since
(as of 12/31/11) (with maximum sales charge		Inception
deducted, if any)	1 year	(5/31/07)
Class A:
Return before taxes	-36.80%	-21.06%
Return after taxes on distributions	-36.94%	-21.10%
Return after taxes on distributions and sale	-23.47%	-16.47%
of Fund shares
Class Y	-33.54%	-20.19%

Ardour Global Alternative Energy Index	-43.64%	-22.18%
(Composite)
(reflects no deduction for fees, expenses or
taxes)
Lipper Global Natural Resources Funds Avg	-16.65%	-3.17%
(reflects no deduction for taxes)

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 33

Average Annual Total Returns		Since
(as of 12/31/11) (with maximum sales charge		Inception
deducted)	1 year	(7/31/07)

Class C	-34.99%	-22.38%
Ardour Global Alternative Energy Index	-43.64%	-24.30%
(Composite)
(reflects no deduction for fees, expenses or
taxes)
Lipper Global Natural Resources Funds Avg	-16.65%	-4.07%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Investment Subadvisor. Kleinwort Benson Investors International Ltd ("KBI")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Jens Peers, CFA	Head of Portfolio Management, Environmental Strategies, KBI	Since May 2007

Treasa Ni Chonghaile	Portfolio Manager, Environmental Strategies, KBI	Since May 2007

Colm O’Connor	Portfolio Manager, Environmental Strategies, KBI	Since January
2009

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares New Accounts (include application): Subsequent Investments (include investment slip): By Registered, Certified or Overnight Mail: To Sell Shares By Telephone By Mail

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Calvert, P.O. Box 219739, Kansas City, MO 64121-9739

Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514

Call 800-368-2745

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 58 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 34

INVESTMENT OBJECTIVE

The Fund seeks growth of capital through investment in equity securities of companies active in the water-related resource sector, using the Fund’s corporate responsibility standards and strategies. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 84 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 36 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum sales charge (load) on	4.75%	None	None
purchases (as a % of offering price)
Maximum deferred sales charge (load) (as	None	1.00%	None
a % of amount purchased or redeemed,
whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30 days of
purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class C	Class Y
Management fees [2]	1.30%	1.30%	1.30%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	0.76%	0.95%	1.25%
Total annual fund operating expenses	2.31%	3.25%	2.55%
Less fee waiver and/or expense reimburse-	(0.46%)	(0.40%)	(0.95%)
ment [3]
Net expenses	1.85%	2.85%	1.60%

1 The contingent deferred sales charge reduces over time.

2 Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.

3 The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C and Class Y through January 31, 2013. Direct net operating expenses will not exceed 1.85% for Class A, 2.85% for Class C and 1.60% for Class Y. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$654	$1,120	$1,612	$2,961
Class C
Expenses assuming	$388	$964	$1,663	$3,522
redemption
Expenses assuming no	$288	$964	$1,663	$3,522
redemption
Class Y	$163	$703	$1,270	$2,814

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies whose main business is in the water sector or that are significantly involved in water-related services or technologies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the water-related resource sector.

Investments in water-related resource sectors and companies include: water treatment, engineering, filtration, environmental

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 35

controls, water related equipment, water and wastewater services, and water utilities. These companies may be involved in technologies, services and products including water distribution, water infrastructure and equipment, construction and engineering, environmental control and metering, and services or technologies that conserve or enable more efficient use of water. The Fund seeks to invest in companies directly involved in the management of water-related resources and not in packagers or resellers of bottled water. A company whose main business is in the water-related resource sector or that is significantly involved in the water-related resource sector will: (1) derive at least 50% of its revenues or earnings from water-related resource sector activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following water indices: Palisades (Global) Water Index, S&P Global Water Index, ISE Water IndexTM and S-Network Global Water IndexSM. For more information on these indices, see “Description of Water Indices” in this Prospectus.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many water-related resource companies are relatively new.

The Fund is non-diversified.

The Fund may invest in several countries in different geographic regions of the world, and the Subadvisor’s stock selection process does not utilize a pre-determined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in any geographic region (including in emerging markets) if the Subadvisor deems the company attractive.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

The Subadvisor combines quantitative (initial screening and evaluation) and fundamental processes. The fundamental process focuses on company strength, growth, and cash flow measures, taking into account sustainable and socially responsible investing initiatives and policies. Top-down views on industries, sectors or regions act as risk controls in portfolio construction.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Fund may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Engagement will encourage selected companies in the Fund’s portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway. The Fund has sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the Fund, and specific types of companies in which the Fund seeks to invest.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the

Fund’s current investment criteria, including financial, sustainability, and social responsibility factors, as well as its threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Water Sector Risk. Stocks that comprise the water-related resource sector may fall in value.

Water Industry Risks. The water industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.

Concentration Risk. A downturn in the water-related resources sector would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 36

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	25.55%
Worst Quarter (of periods shown)	12/31/08	-19.93%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns		Since
(as of 12/31/11) (with maximum sales charge		Inception
deducted, if any)	1 year	(9/30/08)
Class A:
Return before taxes	-14.21%	0.15%
Return after taxes on distributions	-16.07%	-0.78%
Return after taxes on distributions and sale	-7.90%	-0.09%
of Fund shares
Class C	-11.69%	0.66%
Class Y	-9.69%	1.80%
S-Network Global Water Index	-11.55%	1.82%
(reflects no deduction for fees, expenses
or taxes)
Lipper Global Natural Resources Funds Avg.	-16.65%	-2.09%
(reflects no deduction for taxes)

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 37

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Investment Subadvisor. Kleinwort Benson Investors International Ltd ("KBI")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Jens Peers, CFA	Head of Portfolio	Since September
	Management, Environmental	2008
Strategies, KBI

Catherine Ryan	Portfolio Manager,	Since October
	Environmental Strategies,	2009
KBI

Matthew Sheldon,	Portfolio Manager,	Since April 2011
CFA	Environmental Strategies,
KBI

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares New Accounts (include application): Subsequent Investments (include investment slip): By Registered, Certified or Overnight Mail: To Sell Shares By Telephone By Mail

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Calvert, P.O. Box 219739, Kansas City, MO 64121-9739

Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514

Call 800-368-2745

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 58 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 38

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation through investment primarily in large-cap U.S. common stocks that are trading at prices below what are believed to be their intrinsic value, using the Fund’s corporate responsibility standards and strategies. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 84 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 28 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum sales charge (load) on purchases	4.75%	None	None
(as a % of offering price)
Maximum deferred sales charge (load) (as	None	1.00%	None
a % of amount purchased or redeemed,
whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30 days of
purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class C	Class Y
Management fees	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	0.74%	1.67%	0.35%
Total annual fund operating expenses	1.84%	3.52%	1.20%
Less fee waiver and/or expense reimburse-	(0.61%)	(1.17%)	(0.22%)
ment [2]
Net expenses	1.23%	2.35%	0.98%

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C and Class Y through January 31, 2013. Direct net operating expenses will not exceed 1.23% for Class A, 2.35% for Class C and 0.98% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund's expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$594	$970	$1,369	$2,483
Class C
Expenses assuming	$338	$972	$1,727	$3,715
redemption
Expenses assuming no	$238	$972	$1,727	$3,715
redemption
Class Y	$100	$359	$639	$1,435

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund offers opportunities for long-term growth of capital through investments in large-cap company equity securities that the portfolio manager believes are undervalued. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in the common stocks of large-cap companies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund defines large-cap companies as those within the range of market capitalizations of the Russell 1000 Value Index ($117 million to $406 billion as of December 31, 2011). The Fund normally seeks to have a weighted average market capitalization of at least $10 billion.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 39

The Russell 1000 Value Index is reconstituted annually. The annual index reconstitution and the general nature of an index mean that the constitution of the Russell 1000 Value Index will vary due to market changes, which can also affect the market capitalization range. Changes to the constitution and market capitalization of the Russell 1000 Value Index will cause the Advisor’s universe of stocks and range of market capitalizations to change accordingly.

Although primarily investing in large cap U.S. companies, the Fund may also invest in mid-cap and small-cap companies. The Fund may not invest more than 25% of its net assets in foreign securities.

The Advisor seeks to identify common stocks of companies it believes are significantly undervalued compared to their perceived worth or prospects, historical valuations or the general market level of valuation. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. They may include companies which are temporarily out of favor with the market or which may have experienced adverse business developments but which have the potential for growth. F

In selecting securities for the Fund, the Advisor primarily uses a bottom-up approach focused on fundamental analysis of issuers in a number of different sectors and industries, in light of the issuers’ current financial condition and industry position, as well as market, economic, political and regulatory conditions. Factors considered in assessing a company’s valuation and prospects may include analysis of earnings, assets, cash flows, allocation of capital, favorable supply/demand conditions for key products, development of new products or businesses, competitive position in the marketplace, and quality of management.

Sustainable and Responsible Investing. The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Fund may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Enhanced engagement will encourage selected companies in the Fund’s portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway.

The Fund has threshold responsibility standards with respect to tobacco, weapons and human rights, which it applies in determining whether a security qualifies as an investment for the Fund. Investments are selected for financial soundness as well as evaluated according to the Fund’s threshold responsibility standards. Investments must be consistent with the Fund’s current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Value Company Risk. Value stocks may perform differently from the market as a whole, which may not recognize a security’s intrinsic value for a long time. The value-oriented investing approach may fall out of favor with investors from time to time, during which the Fund may underperform other funds using different investment approaches.

Valuation Risk. A stock judged to be undervalued by the Advisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 40

Pursuant to an Agreement and Plan of Reorganization, Class A shares and Class I shares of the Everest Fund of Summit Mutual Funds, Inc. were reorganized into the Class A shares and Class Y shares, respectively, of Calvert Large Cap Value Fund, which commenced operations on 12/12/08. Class A shares and Class Y shares of Calvert Large Cap Value Fund each have an inception date of 12/29/99, and Class C shares have an inception date of 12/12/08. In the bar chart, and in the table for Class A returns (before and after taxes), the performance results prior to 12/12/08 for Class A shares of Calvert Large Cap Value Fund reflect the performance of Class A of the Everest Fund. After-tax returns for other Classes will vary. In the table for Class Y returns, the performance results prior to 12/12/08 for Class Y shares of Calvert Large Cap Value Fund reflect the performance of Class I shares of the Everest Fund.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/03	21.17%
Worst Quarter (of periods shown)	12/31/08	-23.88%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns
(as of 12/31/11) (with maximum sales
charge deducted, if any)	1 year	5 years	10 years
Class A:
Return before taxes	-6.87%	-4.71%	1.84%
Return after taxes on distributions	-7.07%	-5.32%	0.75%
Return after taxes on distributions	-4.20%	-4.10%	1.17%
and sale of Fund shares
Class Y	-2.01%	-3.55%	2.58%
Russell 1000 Value Index	0.39%	-2.64%	3.89%
(reflects no deduction for fees,
expenses or taxes)
Lipper Large-Cap Value Funds Avg.	-2.15%	-2.67%	2.87%
(reflects no deduction for taxes)

Average Annual Total Returns			Since
(as of 12/31/11) (with maximum sales charge			Inception
deducted)		1 year	(12/12/08)
Class C		-4.29%	10.67%
Russell 1000 Value Index		0.39%	12.42%
(reflects no deduction for fees, expenses
or taxes)
Lipper Large-Cap Value Funds Avg.		-2.15%	*
(reflects no deduction for taxes)

* The Fund is unable to show performance of the Lipper average since the Fund's inception date. For comparison purposes to Lipper, performance for the Fund since 12/31/2008 is 9.48% and the performance for the Lipper Large-Cap Value Funds Average is 10.78%.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
James R. McGlynn,	Senior Vice President	Since December 1999
CFA	& Portfolio Manager,
Calvert

Yvonne M. Bishop,	Assistant Portfolio	Since July 2000
CFA	Manager, Calvert

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 41

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares New Accounts (include application): Subsequent Investments (include investment slip): By Registered, Certified or Overnight Mail: To Sell Shares By Telephone By Mail

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Calvert, P.O. Box 219739, Kansas City, MO 64121-9739

Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514

Call 800-368-2745

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 58 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 42

INVESTMENT OBJECTIVE

The Fund seeks high current income and competitive total return through investment primarily in dividend-paying, large-cap U.S. common stocks, using the Fund’s corporate responsibility standards and strategies. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 84 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 28 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum sales charge (load) on purchases	4.75%	None	None
(as a % of offering price)
Maximum deferred sales charge (load) (as	None	1.00%	None
a % of amount purchased or redeemed,
whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30 days of
purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class C	Class Y
Management fees	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	1.42%	3.14%	3.91%
Total annual fund operating expenses	2.52%	4.99%	4.76%
Less fee waiver and/or expense reimburse-	(1.29%)	(2.64%)	(3.78%)
ment [2]
Net expenses	1.23%	2.35%	0.98%

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C and Class Y through January 31, 2013. Direct net operating expenses will not exceed 1.23% for Class A, 2.35% for Class C and 0.98% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A	$594	$980
Class C
Expenses assuming redemption	$338	$1,008
Expenses assuming no redemption	$238	$1,008
Class Y	$100	$720

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. Because the Fund has less than a full fiscal year of investment operations, no portfolio turnover rate is provided for the Fund at this time.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund offers opportunities for high current income and competitive total return through investment primarily in dividend-paying, large-cap U.S. common stocks that the portfolio manager believes are undervalued. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The equity securities held by the Fund will consist primarily of dividend-paying common stocks of large-cap U.S. companies, but may also include preferred stock, trust preferred securities and convertible securities. The Fund defines large-cap companies as those within the range of market capi-

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 43

talizations of the Russell 1000 Value Index ($117 million to $406 billion as of December 31, 2011). The Fund normally seeks to have a weighted average market capitalization of at least $10 billion.

Although primarily investing in large-cap U.S. companies, the Fund may also invest in mid-cap and small-cap companies. The Fund may not invest more than 25% of its net assets in foreign securities. The Fund may also invest up to 20% of its net assets in debt securities, including below-investment grade, high-yield debt securities (commonly known as “junk bonds”). A debt security is below-investment grade when assigned a credit quality rating below BBB by Standard & Poor’s Rating Services or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Advisor seeks to identify common stocks of companies it believes are significantly undervalued compared to their perceived worth or prospects, historical valuations or the general market level of valuation. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. They may include companies which are temporarily out of favor with the market or which may have experienced adverse business developments but which have the potential for growth.

In selecting securities for the Fund, the Advisor primarily uses a bottom-up approach focused on fundamental analysis of issuers in a number of different sectors and industries, in light of the issuers’ current financial condition and industry position, as well as market, economic, political and regulatory conditions. Factors considered in assessing a company’s valuation and prospects may include analysis of earnings, assets, cash flows, allocation of capital, favorable supply/ demand conditions for key products, development of new products or businesses, competitive position in the marketplace, and quality of management.

Sustainable and Responsible Investing. The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Fund may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Enhanced engagement will encourage selected companies in the Fund’s portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway.

The Fund has threshold responsibility standards with respect to tobacco, weapons and human rights, which it applies in determining whether a security qualifies as an investment for the Fund. Investments are selected for financial soundness as well as evaluated according to the Fund’s threshold responsibility standards. Investments must be consistent with the Fund’s current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Dividend-Paying Stock Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which may adversely affect the Fund’s ability to generate income.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Convertible Securities Risk. The values of the convertible securities in which the Fund may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends, and their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time that is unfavorable to the Fund.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Value Company Risk. Value stocks may perform differently from the market as a whole, which may not recognize a security’s intrinsic value for a long time. The value-oriented investing approach may fall out of favor with investors from time to time, during which the Fund may underperform other funds using different investment approaches.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 44

Valuation Risk. A stock judged to be undervalued by the Advisor may actually be appropriately priced, and it may not appreciate as anticipated.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
James R. McGlynn,	Senior Vice President	Since October 2011
CFA	& Portfolio Manager,
Calvert

Yvonne M. Bishop,	Assistant Portfolio	Since October 2011
CFA	Manager, Calvert

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares New Accounts (include application): Subsequent Investments (include investment slip): By Registered, Certified or Overnight Mail:	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544 Calvert, P.O. Box 219739, Kansas City, MO 64121-9739 Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 58 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 45

INVESTMENT OBJECTIVE

The Fund seeks current income and capital appreciation, consistent with the preservation of capital. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 84 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 49 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) on purchases (as a %	4.75%	None
of offering price)
Maximum deferred sales charge (load) (as a % of	None	1.00%
amount purchased or redeemed, whichever is lower) [1]
Redemption fee (as a % of amount redeemed or	2.00%	2.00%
exchanged within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class C
Management fees:
Advisory fee	None	None
Administrative fee	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	0.44%	0.44%
Acquired fund fees and expenses	0.51%	0.51%
Total annual fund operating expenses	1.35%	2.10%
Less fee waiver and/or expense reimbursement [2]	(0.40%)	—
Net annual fund operating expenses	0.95%	—

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct ordinary operating expenses through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.44% for Class A and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same;
• any Calvert expense limitation is in effect for the period indicated in the fee table above; and
• the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$567	$845	$1,143	$1,989
Class C
Expenses assuming	$313	$658	$1,129	$2,431
redemption
Expenses assuming no	$213	$658	$1,129	$2,431
redemption

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund’s asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 46

between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

60% to 80% of Fund’s net assets 20% to 40% of Fund’s net assets

In Calvert Bond Portfolio (which invests primarily in fixed-income securities) In funds that invest primarily in equity securi- ties (Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Small Cap Fund)

0% to 10% of Fund’s net assets	In Calvert Money Market Portfolio (which invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see “Description of Underlying Funds” in this Prospectus, which describes the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund’s sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund’s sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund’s current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to fixed-income funds makes it more susceptible to risks associated with fixed-income investments than equity investments.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund (“ETF”) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 47

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund’s other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	9.08%
Worst Quarter (of periods shown)	12/31/08	-9.39%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other Class will vary.

Average Annual Total Returns			Since
(as of 12/31/11) (with maximum			Inception
sales charge deducted)	1 year	5 years	(4/29/05)
Class A:
Return before taxes	-0.55%	2.20%	3.39%
Return after taxes on	-1.74%	1.00%	2.24%
distributions
Return after taxes on distribu-	-0.03%	1.25%	2.30%
tions and sale of Fund shares

Class C	2.24%	1.83%	2.82%
Barclays Capital U.S. Credit Index	8.35%	6.80%	5.98%
(reflects no deduction for fees,
expenses or taxes)
Conservative Allocation Composite	4.27%	3.90%	4.87%
Index*
(reflects no deduction for fees,
expenses or taxes)

Lipper Mixed-Asset Target	2.06%	2.88%	3.94%
Allocation Conservative Funds Avg.
(reflects no deduction for taxes)

* The Fund also shows the Conservative Allocation Composite Index (22% Russell 3000 Index; 8% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 60% Barclays Capital U.S. Credit Index; 10% Barclays Capital 3-month T-Bill Bellwether Index) because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 48

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor") The Calvert Asset Allocation Committee, headed by Natalie A. Trunow, manages the Fund. Ms. Trunow is Senior Vice President, Chief Investment Officer - Equities, Calvert, and has overseen the Fund’s investment strategy and management since September 2008.

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares New Accounts (include application): Subsequent Investments (include investment slip): By Registered, Certified or Overnight Mail: To Sell Shares By Telephone By Mail

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Calvert, P.O. Box 219739, Kansas City, MO 64121-9739

Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514

Call 800-368-2745

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 58 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 49

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective, consistent with the preservation of capital. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 84 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 49 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) on purchases (as a %	4.75%	None
of offering price)
Maximum deferred sales charge (load) (as a % of	None	1.00%
amount purchased or redeemed, whichever is lower) [1]
Redemption fee (as a % of amount redeemed or	2.00%	2.00%
exchanged within 30 days of purchase)

Annual Fund Operating Expenses[2] (expenses that you pay each year as
a % of the value of your investment)
	Class A	Class C
Management fees:
Advisory fee	None	None
Administrative fee	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	0.33%	0.33%
Acquired fund fees and expenses	0.72%	0.72%
Total annual fund operating expenses	1.45%	2.20%

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct ordinary operating expenses through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.80% for Class A and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same;
• any Calvert expense limitation is in effect for the period indicated in the fee table above; and
• the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1	3 Years	5 Years	10 Years
Class A	$616	$912	$1,230	$2,128
Class C
Expenses assuming	$323	$688	$1,180	$2,534
redemption
Expenses assuming no	$223	$688	$1,180	$2,534
redemption

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund’s asset allocation strategy incorporates historical risk

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 50

and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

50% to 80% of Fund’s net assets

In funds that invest primarily in equity securi- ties (Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Small Cap Fund)

20% to 50% of Fund’s net assets 0% to 10% of Fund’s net assets	In Calvert Bond Portfolio (which invests pri- marily in fixed-income securities) In Calvert Money Market Portfolio (which invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see “Description of Underlying Funds” in this Prospectus, which describes the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund’s sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund’s sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund’s current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund (“ETF”) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 51

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund’s other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Results
Best Quarter (of periods shown)	6/30/09	13.24%
Worst Quarter (of periods shown)	12/31/08	-16.48%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns			Since
(as of 12/31/11) (with maximum			Inception
sales charge deducted)	1 year	5 years	(4/29/05)
Class A:
Return before taxes	-4.99%	-0.91%	1.90%
Return after taxes on distributions	-5.47%	-1.49%	1.33%
Return after taxes on distributions	-3.10%	-0.99%	1.40%
and sale of Fund shares
Class C	-1.96%	-0.70%	1.81%
Russell 3000 Index	1.03%	-0.01%	3.80%
(reflects no deduction for fees,
expenses or taxes)
Moderate Allocation Composite Index*	0.80%	1.36%	4.19%
(reflects no deduction for fees,
expenses or taxes)
Lipper Mixed-Asset Target Allocation	-1.30%	0.63%	3.61%
Growth Funds Avg.
(reflects no deduction for taxes)

* The Fund also shows the Moderate Allocation Composite Index (47% Russell 3000 Index; 18% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 30% Barclays Capital U.S. Credit Index; 5% Barclays Capital 3-month T-Bill Bellwether Index) because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 52

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor") The Calvert Asset Allocation Committee, headed by Natalie A. Trunow, manages the Fund. Ms. Trunow is Senior Vice President, Chief Investment Officer - Equities, Calvert, and has overseen the Fund’s investment strategy and management since September 2008.

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares New Accounts (include application): Subsequent Investments (include investment slip): By Registered, Certified or Overnight Mail: To Sell Shares By Telephone By Mail

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Calvert, P.O. Box 219739, Kansas City, MO 64121-9739

Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514

Call 800-368-2745

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 58 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 53

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 84 and “Reduced Sales Charges” on page 87 of this Prospectus, and under “Method of Distribution” on page 49 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) on purchases (as a %	4.75%	None
of offering price)
Maximum deferred sales charge (load) (as a % of	None	1.00%
amount purchased or redeemed, whichever is lower) [1]
Redemption fee (as a % of amount redeemed or	2.00%	2.00%
exchanged within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class C
Management fees:
Advisory fee	None	None
Administrative fee	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	0.46%	0.55%
Acquired fund fees and expenses	0.81%	0.81%
Total annual fund operating expenses	1.67%	2.51%
Less fee waiver and/or expense reimbursement [2]	(0.43%)	—
Net annual fund operating expenses	1.24%	—

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct ordinary operating expenses through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.43% for Class A and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same;
• any Calvert expense limitation is in effect for the period indicated in the fee table above; and
• the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$595	$937	$1,301	$2,323
Class C
Expenses assuming	$354	$782	$1,335	$2,846
redemption
Expenses assuming no	$254	$782	$1,335	$2,846
redemption

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund’s asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 54

between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

80% to 100% of Fund’s net assets

In funds that invest primarily in equity securi- ties (Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Small Cap Fund)

0% to 20% of Fund’s net assets 0% to 5% of Fund’s net assets	In Calvert Bond Portfolio (which invests pri- marily in fixed-income securities) In Calvert Money Market Portfolio (which invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see “Description of Underlying Funds” in this Prospectus, which describes the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water

Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund’s sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund’s sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund’s current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund (“ETF”) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 55

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund’s other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	16.87%
Worst Quarter (of periods shown)	12/31/08	-21.79%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns			Since
(as of 12/31/11) (with maximum sales			Inception
charge deducted)	1 year	5 years	(6/30/05)
Class A:
Return before taxes	-8.39%	-3.10%	0.39%
Return after taxes on distributions	-8.51%	-3.41%	0.08%
Return after taxes on distributions	-5.31%	-2.65%	0.28%
and sale of Fund shares
Class C	-5.97%	-3.46%	-0.15%
Russell 3000 Index	1.03%	-0.01%	3.20%
(reflects no deduction for fees, expens-
es or taxes)
Aggressive Allocation Composite Index*	-1.68%	-0.41%	3.31%
(reflects no deduction for fees, expens-
es or taxes)
Lipper Multi-Cap Core Funds Avg.	-2.68%	-0.65%	2.63%
(reflects no deduction for taxes)

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 56

* The Fund also shows the Aggressive Allocation Composite Index (64% Russell 3000 Index; 26% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 10% Barclays Capital U.S. Credit Index) because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 58 of this Prospectus.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

The Calvert Asset Allocation Committee, headed by Natalie A. Trunow, manages the Fund. Ms. Trunow is Senior Vice President, Chief Investment Officer - Equities, Calvert, and has
overseen the Fund’s investment strategy and management since September 2008.

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www. calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares New Accounts (include application):	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544
Subsequent Investments (include investment slip): By Registered, Certified or Overnight Mail:	Calvert, P.O. Box 219739, Kansas City, MO 64121-9739 Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105- 1514
To Sell Shares By Telephone By Mail	Call 800-368-2745 Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 57

Additional Information That Applies to All Funds

TAX INFORMATION

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by a Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 58

MORE INFORMATION ON FEES AND EXPENSES

CONTINGENT DEFERRED SALES CHARGE

Subject to certain exceptions, the contingent deferred sales charge (“CDSC”) imposed on the proceeds of Class B or Class C shares of a Fund redeemed within certain time periods after purchase is a percentage of the net asset value at the time of purchase or redemption, whichever is less.

For Class B shares, the CDSC declines from 5.00% in the first year that shares are held, to 4.00% in the second and third years, 3.00% in the fourth year, 2.00% in the fifth year, and 1.00% in the sixth year. There is no charge on redemptions of Class B shares held for more than six years.

For Class C shares, a 1.00% CDSC is imposed on shares sold within one year. There is no charge on redemptions of Class C shares held for more than one year.

See “How to Buy Shares/Choosing a Share Class/Class B”, “Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges”, and “How to Buy Shares/Choosing a Share Class/Class C” in this Prospectus.

REDEMPTION FEE

The redemption fee applies to redemptions, including exchanges, within 30 days of purchase. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. See “How to Sell Shares/Redemption Fee” in this Prospectus for situations where the fee may be waived.

MANAGEMENT FEES

Management fees include the advisory fee paid by the Fund to the Advisor and the administrative fee paid by the Fund to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.

With respect to the amount of each Fund’s advisory fee, see “Advisory Fees” in this Prospectus. Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund each pay no investment advisory fee. The administrative fees (as a percentage of the Fund's net assets) paid for each Fund for the most recent fiscal year are as follows.

Fund	Administrative Fee
Calvert International Equity Fund	0.35%
Calvert International Opportunities Fund	0.35%
Calvert Global Alternative Energy Fund	0.35%
Calvert Global Water Fund	0.35%
Calvert Balanced Portfolio	0.275%
Calvert Capital Accumulation Fund	0.25%
Calvert Small Cap Fund	0.25%
Calvert Equity Portfolio	0.20%
Calvert Large Cap Value Fund	0.20%
Calvery Equity Income Fund	0.20%
Calvert Social Index Fund	0.208	% [1]
Calvert Enhanced Equity Portfolio	0.15%
Calvert Conservative Allocation Fund	0.15%
Calvert Moderate Allocation Fund	0.15%
Calvert Aggressive Allocation Fund	0.15%

1 Effective February 1, 2011, the administrative fee is 0.20% of the Fund's average daily net assets.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 59

VOLUNTARY FEE WAIVERS

Calvert Balanced Portfolio

The investment advisor voluntarily waives 0.05% of its annual advisory fee for the Fund based on average daily net assets under management by New Amsterdam Partners LLC in excess of $250 million. This waiver is contingent upon the con- tinued service by New Amsterdam Partners LLC as Subadvisor to a portion of the equity assets of the Fund at an annual fee of 0.25% on assets up to $250 million and 0.20% on assets in excess of $250 million. Calvert may cease this waiver at any time. The Fund’s total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/reimbursements and offsets, the expenses of Class A, B and C of the Fund were 1.22%, 2.24% and 2.07%, respectively, for the fiscal year ended September 30, 2011.

Calvert Enhanced Equity Portfolio

The investment advisor voluntarily waives 0.10% of its annual advisory fee based on the average daily net assets of the Fund. Calvert may cease this waiver at any time. The Fund’s total annual fund operating expenses do not reflect expense waiver/ reimbursements. Net of current expense waiver/reimbursements and offsets, the expenses of Class A, B and C of the Fund were 1.34%, 2.67% and 2.23%, respectively, for the fiscal year ended September 30, 2011.

Calvert International Equity Fund

The investment advisor has agreed to voluntarily limit direct net annual fund operating expenses for Class B to 2.97%. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. The Fund’s total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/reimbursements and offsets, the expenses of Class B of the Fund were 2.97% for the fiscal year ended September 30, 2011.

DISTRIBUTION AND SERVICE FEES

The following table shows the maximum annual amount of distribution and service fees payable under each Fund’s distribution plan for Class A shares and the amount of the Fund’s distribution and service fees authorized by the Fund’s Board of Trustees/Directors for the current fiscal year. Fees payable under the distribution plan may be increased to the maximum amount, where applicable, only after approval of the Board of Trustees/Directors.

Fund	Maximum Amount	Amount
	Payable (Class A)	Authorized
Calvert International Opportunities Fund	0.50%	0.25%
Calvert Global Alternative Energy Fund	0.50%	0.25%
Calvert Global Water Fund	0.50%	0.25%
Calvert Large Cap Value Fund	0.50%	0.25%

Calvert Balanced Portfolio	0.35%	0.23%
Calvert Capital Accumulation Fund	0.35%	0.25%
Calvert Equity Income Fund	0.35%	0.25%
Calvert International Equity Fund	0.35%	0.25%
Calvert Small Cap Fund	0.35%	0.25%
Calvert Conservative Allocation Fund	0.35%	0.25%
Calvert Moderate Allocation Fund	0.35%	0.25%
Calvert Aggressive Allocation Fund	0.35%	0.25%
Calvert Equity Portfolio	0.25%	0.25%
Calvert Social Index Fund	0.25%	0.25%
Calvert Enhanced Equity Portfolio	0.25%	0.25%

OTHER EXPENSES

“Other expenses” include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

ACQUIRED FUND FEES AND EXPENSES

All Funds (other than Asset Allocation Funds): acquired fund fees and expenses represent underlying management fees and expenses, including any incentive allocations (typically 20%), of private limited partnerships and limited liability companies (together, “Partnerships”) that the Fund has acquired through its Special Equities investment program, and any exchange-traded funds acquired by the Fund. This amount is based on historic fees and expenses, and Partnership performance if applicable, and may vary substantially from year to year.

For the Funds below, Total Annual Fund Operating Expenses shown in the "Fees and Expenses" table in the respective Fund Summary do not correlate to the ratio of expenses to average net assets shown in the Financial Highlights; the Financial Highlights expense ratio, which is as follows, reflects the operating expenses of the applicable Fund and does not include acquired fund fees and expenses.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 60

Fund	Class A	Class B	Class C	Class Y
Calvert Balanced Portfolio	1.22%	2.24%	2.07%	—
Calvert Equity Portfolio	1.20%	2.80%	1.95%	0.84%
Calvert International Equity Fund	1.80%	2.97%	2.67%	1.39%

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund: each Fund will indirectly bear its pro rata share of operating expenses incurred by the underlying Calvert funds. Based on the current Prospectus of each underlying Calvert fund, such expenses range from 0.21% to 1.60% for the class of shares in which each Asset Allocation Fund may invest. The fee table in the Fund Summary of each Asset Allocation Fund provides an estimate of the expenses the Fund will bear based on the expected allocation to, and the expected average expense ratio of, the underlying Calvert funds. The Asset Allocation Funds invest in the least expensive Class of shares of the underlying Calvert funds which does not incur sales loads or Rule 12b-1 fees.

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the expense limitation does not limit any acquired fund fees and expenses paid indirectly by a shareholder. The Example in the respective Fund Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments (if applicable), and taxes. No Fund expects to incur a material amount of interest expense in the fiscal year.

In addition to the expense limitation set forth in the fee table in the respective Fund Summary for Calvert International Opportunities Fund and Calvert Global Water Fund, Calvert has further agreed to contractually limit direct net operating expenses for Class Y of each Fund to 3.00% through January 31, 2021. Only the Board of Directors of the Fund may terminate the Fund's expense cap before the contractual period expires.

Each Fund has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund’s uninvested cash balances. These credits are used to reduce the Fund’s expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor’s obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item “Less fee waiver and/or expense reimbursement” in the fee table in the respective Fund Summary. The amount of this credit received by the Fund, if any, during the most recent fiscal year is reflected in the “Financial Highlights” in this Prospectus as the difference between the line items “Expenses Before Offsets” and “Net Expenses.” The amount the Advisor benefited from the credit was as follows for the most recent year.

Amount by which Advisor
Fund	Benefited from Credit
Calvert Capital AccumulationC	.01%

See “Investment Advisor and Subadvisors” in the respective Fund’s SAI for more information.

EXAMPLE

The example in the fee table for each Fund also assumes that you reinvest all dividends and distributions.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 61

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

A concise description of each Fund’s principal investment strategies and principal risks is under the earlier Fund Summary for the respective Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Funds, along with their associated risks. Each Fund has additional non-principal investment policies and restrictions, which are discussed under “Non-Principal Investment Policies and Risks” in the respective Fund’s SAI.

For certain investment strategies listed, the table below shows a Fund’s limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund’s annual/semi-annual reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and definitions of the principal types of risks involved. Explanatory information about certain investment strategies of specific Funds is also provided below.)

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund are not included in this table because each Asset Allocation Fund shares the principal strategies and risks of the underlying Calvert fixed-income, equity and money market funds in which the Asset Allocation Fund invests. The strategies and risks of the underlying funds are described in the Fund Summary of each underlying Calvert equity fund above in this Prospectus, discussed in this section, or set forth below under “Description of Underlying Funds” (with respect to the underlying Calvert fixed-income and money market funds). See also “Fund of Funds Structure” below in this section. Additional information on the strategies and risks of an underlying fund is available in the respective underlying fund’s SAI. Each Asset Allocation Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. Futures, options, swaps, and exchange-traded funds are discussed under the sub-sections titled “Description of Investment Strategies and Associated Risks" and “Explanation of Investment Strategies Used by Certain Funds."

Each Asset Allocation Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s fundamental investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund therefore may hold cash and invest in cash equivalents. During these periods, the Fund may not be able to achieve its investment objective.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 62

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 63

Description of Investment Strategies and Associated Risks

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Fund to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher trans- action costs, such as commissions and custodian and settlement fees. Because this strategy may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable at the ordinary income tax rate, it may increase an investor’s tax liability.

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any tempo- rary defensive position, a Fund may not be able to achieve its investment objective.

Exchange-Traded Funds (“ETFs”) are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are stocks selected to track a particular index. ETFs are used for the limited purpose of managing a Fund’s cash position consistent with the Fund’s applicable benchmark to reduce deviations from the benchmark while enabling the Fund to accommodate its need for periodic liquidity.

Hedging Stategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration.

Conventional Securities and Associated Risks

Stocks in General. Common stocks represent an ownership interest in a company. They may or may not pay divi- dends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Debt securities and preferred stocks have rights senior to a company’s common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to a Fund’s investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non-economic factors such as political events.

Foreign securities. For Funds other than Calvert International Opportunities Fund, Calvert Global Alternative Energy

Fund and Calvert Global Water Fund, foreign securities are securities issued by entities whose principal place of business is located outside the U.S. For Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund and Calvert Global Water Fund, foreign securities (securities of non-U.S. entities) are securities of entities that derive at least 50% of their revenue from business outside the U.S. or have at least 50% of their assets outside the U.S.; or that are organized under the laws of a non-U.S. country and have their securities principally traded on a non-U.S. exchange. For any Fund that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds.

Investment grade bonds. Bonds rated BBB/Baa or higher in credit quality by Standard & Poor’s Ratings Services (“S&P”) or assigned an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor or Subadvisor.

Below-investment grade, high-yield bonds. Bonds rated below BBB/Baa or unrated bonds determined by the Fund’s Advisor or Subadvisor to be of comparable credit quality are considered junk bonds. They are subject to great- er credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor and/or Subadvisor has deter- mined the credit quality based on its own research.

Illiquid securities. Securities which cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid.

Unleveraged Derivative Securities and Associated Risks

Asset-backed securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equip- ment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.

Mortgage-backed securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations (“CMOs”).

Risks: Opportunity, Market and Transaction

Risks: Opportunity

Risks: Correlation and Market

Risks: Correlation and Opportunity

Risks: Market

Risks: Market, Currency, Transaction, Liquidity, Information and Political

Risks: Interest Rate, Market and Credit

Risks: Credit, Market, Interest Rate, Liquidity and Information

Risks: Credit, Market, Interest Rate, Liquidity and Information

Risks: Liquidity, Market and Transaction

Risks: Credit, Interest Rate and Liquidity

Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

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Leveraged Derivative Instruments and Associated Risks
Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time.  A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the
option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. In the case of writing options, a Fund will write call options only if it already owns the security (if it is “covered”).	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity

Futures contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity

Glossary of Certain Investment Risks
Correlation risk

The risk that when a Fund “hedges,” two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk	The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.
Currency risk	The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Extension risk	The risk that slower than anticipated prepayments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.
Interest rate risk	The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/ “stripped” coupon securities (“strips”) are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.
Liquidity risk	The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.
Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.
Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.
Political risk	The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk	The risk that faster than anticipated prepayments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. A Fund must also reinvest those assets at the current market rate, which may be lower.

Transaction risk	The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

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Explanation of Investment Strategies Used by Certain Funds

Calvert Balanced Portfolio

Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are government-sponsored enterprises (“GSEs”) that issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. In 2008, the FNMA and FHLMC were placed into conservatorship and are currently operated by the Federal Housing Finance Agency.

CMO and ABS. The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and structured asset-backed securities (“ABS”). The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or structured ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or structured ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or structured ABS classes with a higher priority of payment.

Leveraged Loans. Leveraged loans are business loans made to borrowers that typically have interest rates that periodically adjust to a generally recognized base rate, such as the London Interbank Offered Rate (LIBOR) or the prime rate as set by the Federal Reserve. Such loans typically are secured by specific collateral of the borrower and hold the most senior position in the borrower's capital structure or share the senior position with the borrower's other senior debt securities.  Leveraged loans, generally made by banks and other lending institutions, are made to corporations, partnerships or other entities. These loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. Leveraged loans typically are of below-investment-grade quality and, compared to investment grade loans, usually pay higher yields, and have higher volatility and higher risk of default on payments of interest or principal. The Fund may invest in leveraged loans by assignment from a lender, or it may invest indirectly through loan participation agreements.

Calvert Social Index Fund

Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. The sustainable and socially responsible investment criteria used by the Calvert Social Index may result in economic sector weightings that are significantly different from those of the overall market, and those overweightings/underweightings may be out of favor in the market. To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.

The Fund uses a replication method of indexing. If assets should ever decline to below $20 million, it may use the sampling method. The replication method involves holding every security in the Calvert Social Index in about the same proportion as the Index. The sampling method involves selecting a representative number of securities that will resem-
ble the Index in terms of key risk and other characteristics.

Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund and Calvert Global Water Fund

ADRs and GDRs. American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company’s home country. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The Fund may invest in either sponsored or unsponsored ADRs.  GDRs are certificates issued by an international bank that are generally traded in, and denominated in the currency of, countries other than the home country of the issuer of the underlying shares. Companies, including those from emerging markets, typically use GDRs to make their shares available to investors in two or more foreign countries.

Calvert International Opportunities Fund

Preferred Stock. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. It is generally senior to common stock but subordinate to debt securities with respect to the payment of dividends and on liquidation of the issuer.

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund	Swaps. A swap is an agreement between two parties to exchange payments based on a reference asset. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” – i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

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All Funds

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed a Fund's initial investment in such contracts.

DESCRIPTION OF ALTERNATIVE ENERGY INDICES

(Calvert Global Alternative Energy Fund)

As stated in the Fund Summary for Calvert Global Alternative Energy Fund under “Principal Investment Strategies,” the Fund may invest in companies that are included in certain alternative energy indices, which are described below.

Ardour Global Alternative Energy Index (Composite)SM

The Ardour Global Alternative Energy Index (Composite) is a capitalization-weighted, float-adjusted equity index designed to serve as an equity benchmark for globally traded stocks that are principally engaged in the field of Alternative Energy Technologies, including renewable energy, alternative fuels and related enabling technologies. As of December 31, 2011, the Index included 114 companies.

BofAML Renewable Energy Index

The objective of the BofAML Renewable Energy Index is to provide exposure to stocks that are well positioned to benefit from the renewable/alternative energy theme globally. This includes “pure plays” as well as stocks likely to benefit in a less direct way. The Index consists of stocks of the three largest renewable energy sub-sectors (namely bio- fuels, solar and wind) that have been filtered on several criteria – market capitalization, liquidity and country of list- ing. As of December 31, 2011, the Index included 31 stocks in the broad renewable energy sector.

S&P Global Alternative Energy Index

The S&P Global Alternative Energy Index combines two indices from the S&P Global Thematic Indices -- the S&P Global Clean Energy Index and the S&P Global Nuclear Energy Index. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global alternative energy business, from both developed and emerging markets. As of December 31, 2011, the Index included 54 companies.

The S&P Global Clean Energy Index provides liquid and tradable exposure to 30 companies (as of December 31, 2011) from around the world that are involved in clean energy related businesses. The Index is comprised of a diversi- fied mix of Clean Energy Production and Clean Energy Equipment & Technology companies.

The S&P Global Nuclear Energy Index is comprised of 24 of the largest publicly traded companies (as of December 31, 2011) in nuclear energy related businesses that meet the Index’s investability requirements. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global nuclear energy business from both developed markets and emerging markets.

WilderHill New Energy Global Innovation Index

The WilderHill New Energy Global Innovation Index is comprised primarily of companies whose technologies focus on the generation and use of cleaner energy, conservation and efficiency, and the advancement of renewable energy in general, as determined by WilderHill New Energy Finance, LLC. The Index is mainly comprised of companies in wind, solar, biofuels, hydro, wave and tidal, geothermal and other relevant renewable energy businesses; it also includes companies involved in energy conversion, storage, conservation, efficiency, materials, pollution control, emerging hydrogen and fuel cells. As of December 31, 2011, the Index included 97 companies.

WilderHill Clean Energy Index

A priority of the WilderHill Clean Energy Index is to define and track the Clean Energy sector: specifically, businesses that stand to benefit substantially from a societal transition toward use of cleaner energy and conservation. Stocks and sector weightings within the Index are based on their significance for clean energy, technological influence and relevance to preventing pollution in the first place. Companies selected for the Index include those that focus on tech- nologies for utilization of greener, more-renewable sources of energy. These technologies include those for renewable energy harvesting or production, energy conversion, energy storage, pollution prevention and improvements in energy efficiency, power delivery, energy conservation and monitoring of energy information. As of December 31, 2011, the Index included 55 companies.

DESCRIPTION OF WATER INDICES

(Calvert Global Water Fund)

As stated in the Fund Summary for Calvert Global Water Fund under “Principal Investment Strategies,” the Fund may invest in companies that are included in those water indices described below.

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Palisades Global Water Index

The Palisades Global Water Index is a modified equal-dollar weighted stock market index. The Index is designed to track the performance of companies engaged in the global water industry such as pump and filter manufacturers, water utilities, and irrigation equipment manufacturers. As of December 31, 2011, the Index included 30 companies.

Standard & Poor’s (S&P) Global Water Index

The S&P Global Water Index is comprised of many of the largest publicly traded companies in water-related busi- nesses that meet the Index’s specific investability requirements. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global water industry, from both developed markets and emerging mar- kets. As of December 31, 2011, the Index included 49 companies.

ISE Water IndexTM

The ISE Water Index provides a benchmark for investors interested in this emerging sector. The Index uses a modi- fied market capitalization-weighted methodology to create a more uniform weight distribution. This prevents a few large component stocks from dominating the Index but still promotes portfolio diversification by retaining the economic attributes of capitalization ranking. Semi-annual reviews and rebalancing events are used to “re-set” the weighting of the component such that the component has a proportionate influence on the index performance. As of December 31, 2011, the Index contained 36 component stocks.

S-Network Global Water IndexSM

The S-Network Global Water Index is the composite index and includes water utilities and companies engaged in water infrastructure and technology development. The composite is divided into two sub-indexes: S-Network Global Water WorksSM, a compilation of 30 water utilities, and S-Network Global Water TechSM, which includes 30 water technology and infrastructure stocks. As of December 31, 2011, the Index included 60 companies.

FUND OF FUNDS STRUCTURE

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Each Asset Allocation Fund is structured as a “fund of funds.” Each Asset Allocation Fund seeks to achieve its investment objective by investing primarily in shares of other underlying Calvert funds, which are listed in the Fund Summary for the respective Asset Allocation Fund. The Asset Allocation Funds invest in the least expensive Class of shares of the underlying Calvert funds which does not incur sales loads or Rule 12b-1 fees. Each Asset Allocation Fund offers the convenience of a professionally managed, diversified portfolio of Calvert mutual funds in a single investment. Because each Asset Allocation Fund invests in a variety of underlying funds, the Asset Allocation Fund could benefit from diversification, through which an Asset Allocation Fund investor could reduce overall risk by distributing assets among a number of investments. The diversification provided by asset allocation may reduce volatility over the long term.

Because the assets of the Asset Allocation Funds are invested in other underlying Calvert funds, the investment performance and risks of the Asset Allocation Funds are directly related to the investment performance and risks of the underlying Calvert funds. Also, each Asset Allocation Fund indirectly pays a proportionate share of the operating expenses of the underlying Calvert funds in which the Asset Allocation Fund invests, including management fees, which are paid to Calvert, in addition to the direct expenses of investing in the Asset Allocation Fund. An investor in an Asset Allocation Fund thus will pay higher expenses than if the underlying Calvert fund shares were held directly. An investor in an Asset Allocation Fund also may receive taxable capital gains distributions to a greater extent than if the underlying funds were held directly.

Please refer to the Fund Summaries in this Prospectus with respect to the investment objective, principal investment strategies and principal risks of the underlying equity funds. Please turn to “Description of Underlying Funds” in this Prospectus with respect to the investment objective, principal investment strategies and principal risks of the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio). Additional investment practices of an underlying fund are described in its SAI, and, for the underlying fixed-income and money market funds, in the Calvert Income Funds Prospectus dated January 31, 2012 (Class A, B, C, O and Y).

PORTFOLIO HOLDINGS

Each Fund’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC.

A description of each Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available under “Portfolio Holdings Disclosure” in the respective Fund’s SAI.

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ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING

CALVERT SIGNATURE STRATEGIES®

(Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Capital Accumulation Fund, Calvert Small Cap Fund, Calvert International Equity Fund and Calvert International Opportunities Fund)

Investment Selection Process

In seeking to achieve a Fund’s investment objective, investments are first selected for financial soundness and then evaluated according to that Fund’s sustainable and socially responsible investment criteria. Only companies that meet all of the Fund’s environment, social, and governance (“ESG”) criteria are eligible for investment. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for a Fund must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed-income securities for Calvert’s sustainable and socially responsible funds may be made prior to the application of the sustainability and social responsibility analysis, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund’s sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund’s sustainable and socially responsible investment criteria, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Although each Fund’s sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund’s investment objective and its sustainable and socially responsible investment criteria.

Each Fund may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s applicable benchmark. The ETFs in which a Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by that Fund. In addition, the ETFs in which a Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund’s sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Sustainable and Socially Responsible Investment Criteria

Each Fund seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.

Each Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors, drawing on the Fund’s longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Trustees/Directors without shareholder approval.

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Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Capital Accumulation Fund and Calvert Small Cap Fund

The Funds seek to invest in companies that:

• Take positive steps to improve environmental management and performance, advance sustainable development, or provide innova-tive and effective solutions to environmental problems through their products and services.

• Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization (“ILO”) core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

• Observe appropriate international human rights standards in operations in all countries. • Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

• Produce or market products and services that are safe and enhance the health or quality of life of consumers.

• Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local com-munities, corporate philanthropy and employee volunteerism.

• Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Funds seek to avoid investing in companies that:

• Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

• Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

• Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by govern-ments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

• Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples. • Demonstrate poor corporate governance or engage in harmful or unethical business practices. • Manufacture tobacco products.

• Are significantly involved in the manufacture of alcoholic beverages. • Have direct involvement in gambling operations.

• Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manu-facture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN

Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

• Manufacture or sell firearms and/or ammunition.

• Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

• Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating lead-ership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

With respect to U.S. government securities, Calvert Balanced Portfolio, Calvert Equity Portfolio and Calvert Enhanced Equity Portfolio invest in debt obligations issued by the U.S. government (i.e., Treasury securities) or guaranteed by agencies or instrumentalities of the U.S. government whose purposes further, or are compatible with, the Funds’ sustainable and socially responsible investment criteria.

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Calvert International Equity Fund

Calvert International Equity Fund seeks to invest in companies that:

• Take positive steps to improve environmental management and performance, advance sustainable development, or provide innova-tive and effective solutions to environmental problems through their products and services.

• Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity poli-cies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the ILO core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

• Observe appropriate international human rights standards in operations in all countries. • Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

• Produce or market products and services that are safe and enhance the health or quality of life of consumers.

• Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local com-munities, corporate philanthropy and employee volunteerism.

• Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

Calvert International Equity Fund seeks to avoid investing in companies that:

• Demonstrate poor environmental performance or compliance records, or contribute significantly to environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

• Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

• Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by govern-ments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

• Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples. • Demonstrate poor corporate governance or engage in harmful or unethical business practices. • Derive more than 10% of revenues from the production of tobacco or alcohol products.

• Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN

Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

• Manufacture or sell firearms and/or ammunition.

• Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating lead-ership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

Calvert International Opportunities Fund

Calvert International Opportunities Fund seeks to invest in companies that:

• Take positive steps to improve environmental management and performance, advance sustainable development, or provide innova-tive and effective solutions to environmental problems through their products and services. Calvert will also consider investment in companies that are leaders in developing renewable energy and/or mitigating climate change, even though they may also be involved in nuclear power. However, Calvert will seek to avoid investing in companies that own or operate new nuclear power plants and/or do not meet Calvert’s rigorous standards of performance regarding the safety and security of their nuclear power operations.

• Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity poli-cies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the ILO core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

• Observe appropriate international human rights standards in operations in all countries.

• Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

• Produce or market products and services that are safe and enhance the health or quality of life of consumers.

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• Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local com-munities, corporate philanthropy and employee volunteerism.

• Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

Calvert International Opportunities Fund seeks to avoid investing in companies that:

• Demonstrate poor environmental performance or compliance records, or contribute significantly to environmental problems; or own or operate new nuclear power plants.

• Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

• Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by govern-ments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

• Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples. • Demonstrate poor corporate governance or engage in harmful or unethical business practices. • Derive more than 10% of revenues from the production of tobacco or alcohol products.

• Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manu-facture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN

Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

• Manufacture or sell firearms and/or ammunition.

• Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating lead-ership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

Shareholder Advocacy and Corporate Responsibility

As each Fund’s Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert’s activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its sustainability research process. After a Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management’s successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert’s efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company’s first-ever disclosure of its equal employment policies, programs and workforce demographics.

CALVERT SOLUTION STRATEGIES®

(Calvert Global Alternative Energy Fund and Calvert Global Water Fund)

Investment Selection Process

In seeking to achieve a Fund’s investment objective, investments are first selected for financial soundness and then evaluated according to that Fund’s sustainable and socially responsible investment criteria. To the greatest extent possible, the Funds seek to invest in

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companies that exhibit positive performance with respect to one or more of the sustainable and socially responsible investment criteria. Investments for a Fund must be consistent with the Fund’s current financial, sustainable and socially responsible investment criteria, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed-income securities in a Fund may be made prior to the application of corporate responsibility standards and strategies, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund’s sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund’s sustainable and socially responsible investment criteria, the security will be sold as per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Each Fund may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s applicable benchmark. The ETFs in which the Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by the Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund’s sustainable and socially responsible investment criteria.

Sustainable and Socially Responsible Investment Criteria for Calvert Global Alternative Energy Fund

Addressing the climate change crisis is essential to ensuring a sustainable future. A shift away from fossil fuels requires a sharp focus on developing alternative energy, energy efficiency, and the broadest array of energy options. The Fund provides an investment opportunity for climate change solutions and renewable energy development.

The Fund seeks to invest in companies that are market leaders in alternative energy or that are significantly involved in the alternative energy sector. Alternative energy includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.

The Fund will invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. The Fund will focus on environmental, social, and governance (“ESG”) factors that promote and encourage sustainable solutions.

The Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, companies totally satisfy. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.

Investing in new or emerging energy and climate change solutions involves a focus on corporate leadership in alternative energy; emphasis on corporate engagement; and flexibility towards traditional exclusionary criteria. The Fund will consider investment in companies that are leaders in developing renewable energy and/or mitigating climate change, even though they may also be involved in nuclear power. However, the Fund will seek to avoid investing in companies that own or operate new nuclear power plants and/or do not meet Calvert’s rigorous standards of performance regarding the safety and security of their nuclear power operations.

The Fund will adhere to core ESG criteria as follows.

Calvert Global Alternative Energy Fund seeks to invest in companies that:

• Demonstrate leadership in providing solutions to the climate change crisis through renewable energy and other alternative environ-mental technologies.

• Take positive steps to improve environmental management and performance, and provide innovative solutions to environmental problems through their products, services and emerging technologies.

• Treat their employees with dignity and respect in the workplace.

• Observe appropriate international human rights standards and respect the rights of Indigenous Peoples.

• Produce or market products and services that are safe and enhance the health or quality of life of consumers.

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• Contribute to the quality of life of the communities where they operate and are responsive to stakeholder concerns and expectations.

• Exhibit sound policies and practices with respect to corporate governance and business practices.

Calvert Global Alternative Energy Fund seeks to avoid investing in companies that:

• Contribute directly to the systematic denial of basic human rights.

• Maintain poor environmental compliance and performance practices.

• Demonstrate poor corporate governance or engage in unethical business practices.

• Own or operate new nuclear power plants.

Sustainable and Socially Responsible Investment Criteria for Calvert Global Water Fund

The Fund seeks to invest in companies that produce or market safe water-related products, services and technologies that enhance access and affordability, public health, and quality of life. Calvert believes that equitable access to water is a fundamental human right. The Fund will take into account the specific human rights and Indigenous Peoples’ Rights issues related to the sector, as well as those pertaining to environmental as well as governance commitments and performance.

In seeking to achieve the Fund’s investment objective, investments are selected for financial soundness as well as evaluated according to the Fund’s threshold responsibility standards with respect to tobacco, weapons and human rights. Investments for the Fund must be consistent with the Fund’s current investment criteria, including financial factors and threshold responsibility standards.

The Fund has the following threshold responsibility standards, which are applied in determining whether a security qualifies as an investment for the Fund:

• The Fund will seek to avoid investing in companies that manufacture tobacco products.

• The Fund will seek to avoid investing in companies that manufacture, design or sell weapons or the critical components of weapons that violate international humanitarian law or that are inherently offensive weapons.

• The Fund will critically evaluate companies that contribute directly to governments that are under U.S. or international sanction for grave human rights abuses such as genocide or forced labor.

As the corporate responsibility and sustainability objectives long supported by Calvert have become more mainstream concerns, Calvert has observed significant new commitments to address environmental, social and governance issues on the part of many companies. The Fund acknowledges and encourages such progress, including that on the part of companies which may be in the early stages of addressing the most critical risks and/or opportunities facing the industry. Engagement for the Fund will encourage companies to reinforce key areas of progress and to address legacy or current issues where commitment and performance continue to lag. Engagement will urge companies to pursue sustainability leadership opportunities where possible, especially in the context of promoting sound environmental management and equitable access to water around the world.

As a matter of practice, evaluation of a particular company in the context of this strategy will involve subjective judgment by Calvert and the Subadvisor. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.

Calvert’s approach will employ a range of engagement tools, from proxy voting and shareholder resolutions to dialogues with senior management and broader industry-standard setting initiatives to advance our advocacy objectives with selected companies.

CALVERT SAGE STRATEGIES™

(Calvert Large Cap Value Fund and Calvert Equity Income Fund)

Investment Selection Process

In seeking to achieve a Fund’s investment objective, investments are selected for financial soundness as well as evaluated according to that Fund’s threshold responsibility standards with respect to tobacco, weapons and human rights. Investments for a Fund must be consistent with the Fund’s current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders. Each Fund has the following threshold responsibility standards which are applied in determining whether a security qualifies as an investment for the Fund:

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• The Fund will seek to avoid investing in companies that manufacture tobacco products.

• The Fund will seek to avoid investing in companies that manufacture, design or sell weapons or the critical components of weapons that violate international humanitarian law or that are inherently offensive weapons.

• The Fund will critically evaluate companies that contribute directly to governments that are under U.S. or international sanction for grave human rights abuses such as genocide or forced labor.

Investments in fixed-income securities for a Fund may be made prior to the application of corporate responsibility standards and strategies, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund’s threshold responsibility standards and if it is not found to meet those standards, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

PROSPECTUS - CALVERT LARGE CAP VALUE FUND – 13

Investment decisions on whether a company meets a Fund’s threshold responsibility standards typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Each Fund may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s applicable benchmark. The ETFs in which a Fund may invest will not be screened and will not be required to meet the threshold responsibility standards otherwise applicable to investments made by that Fund. In addition, the ETFs in which a Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s threshold responsibility standards. The principal purpose of investing in ETFs is not to achieve a social goal by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund’s threshold responsibility standards.

Sustainable and Responsible Investment

As the corporate responsibility and sustainability objectives long supported by Calvert have become more mainstream concerns, Calvert has observed significant new commitments to address environmental, social and governance issues on the part of many companies. Each Fund acknowledges and encourages such progress, including that on the part of companies which may be in the early stages of addressing the most critical risks and/or opportunities facing their industry. Enhanced engagement for the Fund will encourage companies to reinforce key areas of progress and to address legacy or current issues where commitment and sustainability performance continue to lag their peers. Engagement will urge companies to improve their environmental, social and governance performance and to pursue sustainability leadership opportunities where possible.

As a matter of practice, evaluation of a particular company in the context of this strategy will involve subjective judgment by Calvert.

All threshold responsibility standards may be changed by the Board of Trustees without shareholder approval.

SAGE™ Enhanced Engagement Strategy

Under Calvert’s SAGE (“Sustainability Achieved through Greater Engagement”) strategy, each Fund may invest in a full range of companies consistent with its threshold responsibility standards. These companies may be emerging sustainability leaders and/or entities which have yet to make significant progress but have the potential to do so.

PROSPECTUS - CALVERT LARGE CAP VALUE FUND – 14

As each Fund’s investment advisor, Calvert will use the SAGE process to identify and select companies for focused engagement and to determine tangible objectives to pursue with each. Engagement will focus on (1) addressing legacy and/or current issues lacking sufficient focus, commitment and/or concrete performance and (2) encouraging further progress in areas of improvement and emerging leadership. The level of engagement employed by Calvert for a specific company may vary based on the company’s progress on these issues.

Calvert’s approach will employ a range of engagement tools, from proxy voting and shareholder resolutions to dialogues with senior management and broader industry-standard setting initiatives to advance our advocacy objectives with selected companies. If a company

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fails to make sufficient progress in its commitments with respect to environmental, social and governance issues in response to Calvert’s engagement approach, a Fund may divest that company’s security from the portfolio at a time that is in the best interests of the Fund’s shareholders.

CALVERT ASSET ALLOCATION FUNDS

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Investment Selection Process; Sustainable and Socially Responsible Investment Criteria

Each Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors. Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund’s sustainable and socially responsible investment criteria.

In addition, each Fund may invest, to a limited extent, in ETFs in order to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash. The ETFs in which a Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by that Fund. In addition, the ETFs in which a Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the underlying funds’ sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria, but rather to help the Fund meet its investment objective by obtaining market exposure to its target asset allocation.

Each Fund’s investment criteria include the sustainable and socially responsible investment criteria of the underlying Calvert Funds in which the Fund invests.

SPECIAL INVESTMENT PROGRAMS

(Calvert Signature Strategies®, Calvert Solution Strategies® and Calvert SAGE Strategies™)

As part of Calvert’s and Fund shareholders’ ongoing commitment to providing and fostering innovative initiatives, certain Funds may invest a small percentage of their respective assets through special investment programs that are non-principal investment strategies pioneered by Calvert – High Social Impact Investments, Special Equities, and the Calvert Manager Discovery Program.

Calvert International Equity Fund and Calvert International Opportunities Fund have limits on investments in U.S. companies of 5% and 10% of net assets, respectively; these percentages exclude High Social Impact Investments and Special Equities investments.

High Social Impact Investments

(Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Small Cap Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund, Calvert Large Cap Value Fund and Calvert Equity Income Fund)

High Social Impact Investments is a program that targets a percentage of a Fund’s assets (up to 3% for each of Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, and Calvert Global Alternative Energy Fund, and up to 1% for each of the other Funds listed above). High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Funds’ sustainable and socially responsible investment criteria.

Consistent with the Calvert Global Water Fund’s strategy of focusing on water-related resources, High Social Impact Investments for that Fund shall be made in water-related initiatives.

These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Funds believe that these investments have a significant sustainability and social responsibility return through their impact in our local communities.

Each Fund’s High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund’s Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund’s Board and under the ultimate supervision of the Board. See “How Shares Are Priced” in this Prospectus. Each Fund’s High Social Impact Investments can be

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made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order issued by the SEC, the Funds may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Funds and Calvert Investments, Inc., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.

The Funds may also invest in high social impact issuers through social enterprises in conjunction with the Special Equities investment program (see “Special Equities” below).

Investments in High Social Impact Investments may hinder the Calvert Social Index Fund’s ability to track the Index. High Social Impact Investments for Calvert Social Index Fund will be limited to 1% of the Fund’s assets if it commences the program.

Special Equities

(Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund, Calvert Large Cap Value Fund and Calvert Equity Income Fund)

Each of these Funds may invest in the Special Equities investment program that allows the Fund to promote especially promising approaches to sustainable and socially responsible investment goals through privately placed investments. Special Equities investments are subject to each Fund’s limit on illiquid securities (which is no more than 15% of a Fund’s net assets). The investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds, including limited partnerships. Most Special Equities investments are expected to have a projected market-rate risk-adjusted return. A small percentage of the program may be invested in Social Enterprises, issues that have a projected below-market risk-adjusted rate of return, but are expected to have a high degree of positive impact on societal change. The Special Equities Committee of each Fund (or the Board of Trustees, in the case of Calvert Large Cap Value Fund and Calvert Equity Income Fund) identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk and are all subject to liquidity, information and transaction risk. Special Equities foreign investments are also subject to foreign securities risk, while Special Equities debt securities, which are generally below-investment grade, are also subject to credit risk. The risks associated with a Special Equities investment may cause the value of the investment to decline below its cost and, in some instances, to lose its value entirely. A Fund’s Special Equities investments are valued under the direction of the Fund’s Board.

Pursuant to approval by each Fund’s Board of Trustees/Directors, each Fund has retained Stephen Moody and Daryn Dodson as consultants to provide investment research for the Special Equities Program.

Special Equities investments for Calvert Social Index Fund, Calvert Global Water Fund, Calvert Large Cap Value Fund and Calvert Equity Income Fund will be limited to 1% of the respective Fund’s net assets if it commences the program. This is subject to Board discretion for Calvert Global Water Fund, Calvert Large Cap Value Fund and Calvert Equity Income Fund.

Manager Discovery Program

As part of the ongoing commitment of Calvert to promote equal opportunity, Calvert has introduced the Manager Discovery Program. The program allocates up to 5% of a Fund’s assets to strong-performing yet often overlooked minority and women-owned money management firms. These firms must have a proven track record and investment discipline that mirror the investment objectives of a Fund. The Manager Discovery Program seeks to bring a dynamic new perspective to a Fund, while maintaining Calvert’s long-standing commitment to seeking financial performance and societal impact. No firm currently participates in the program.

MANAGEMENT OF FUND INVESTMENTS

ABOUT CALVERT

Calvert Investment Management, Inc. (Calvert or the Advisor), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Funds and all underlying funds in which the Asset Allocation Funds invest. Calvert provides the Funds

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and the underlying funds with investment supervision and management and office space, furnishes executive and other personnel to the Funds and the underlying funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of December 31, 2011, Calvert was the investment advisor for 43 mutual fund portfolios and had over $12 billion in assets under management.

MORE INFORMATION ABOUT THE ADVISOR, SUBADVISORS AND PORTFOLIO MANAGERS

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Advisor and respective Subadvisor (if any) of each Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a “Portfolio Manager”). The respective Fund’s SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in the Fund.

Calvert Balanced Portfolio

Calvert Investment Management, Inc.

See “About Calvert” above.

Natalie A. Trunow handles the allocation of assets and Portfolio Managers for the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Natalie A. Trunow

Senior Vice President, Chief Investment Officer – Equities, overseeing investment strategy and management of all Calvert balanced, equity and asset allocation portfolios.

Ms. Trunow joined Calvert as Head, Equities in August 2008. She previously served as the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

Asset and Portfolio Manager Allocations

Fixed-income Investments of Calvert Balanced Portfolio

Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch manages the day-to-day investment of the fixed-income investments of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Matthew Duch

Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in September 2011.

Prior to joining Calvert in 2006, Mr. Duch was a corporate trader/sector manager for Deutsche Asset Management.

Lead Portfolio Manager for fixed- income investments

Equity Investments of Calvert Balanced Portfolio

New Amsterdam Partners LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed a portion of the equity assets of the Fund since June 30, 2004.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Michelle Clayman, CFA	New Amsterdam -- Ms. Clayman founded the firm in 1986.	Portfolio Manager

Nathaniel Paull, CFA	New Amsterdam -- Senior Portfolio Manager	Portfolio Manager

Profit Investment Management (Profit), 8401 Colesville Road, Suite 320, Silver Spring, Maryland 20910, has managed a portion of the equity assets of the Fund since October 2002.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Eugene A. Profit	Mr. Profit has been Chief Executive Officer of Profit since 1996.	Portfolio Manager

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 78

Calvert Equity Portfolio

Atlanta Capital Management Company, LLC (Atlanta Capital), 1075 Peachtree Street, Suite 2100, Atlanta, GA 30309, has managed the assets of the Fund since September 1998.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Richard B. England, CFA	Managing Director-Equities and Portfolio Manager, Atlanta Capital Member of Management Committee Mr. England became a Portfolio Manager for this Fund in July 2006.	Lead Portfolio Manager

Paul J. Marshall, CFA	Portfolio Manager, Atlanta Capital Mr. Marshall became a Portfolio Manager for this Fund in March 2009.	Portfolio Manager

Calvert Social Index Fund

World Asset Management, Inc. (World Asset), 255 E. Brown St., Birmingham, MI 48009, is the Subadvisor for Calvert Social Index Fund. World Asset is an indirect wholly-owned subsidiary of Comerica Incorporated. World Asset has been in the index business since the mid-1970s and specializes in passive portfolio management techniques. It has managed the assets of the Fund since its inception in 2000.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Eric R. Lessnau	July 2011-present: World Asset as Senior Portfolio Manager.
December 2008-July 2011: World Asset as Portfolio Manager.
January-December 2008: World Asset as Portfolio Analyst.
	2003-January 2008: Comerica Securities as Senior Analyst.	Portfolio Manager

David J. Jones	April 2010-present: World Asset as Portfolio Manager. March 2009-April 2010: World Asset as Portfolio Analyst. 2002-March 2009: Munder Capital Management as Equity Trader.	Portfolio Manager

Calvert Enhanced Equity Portfolio Calvert Investment Management, Inc.

See “About Calvert” above.

Natalie A. Trunow, Senior Vice President, Chief Investment Officer – Equities, manages the day-to-day investment of assets of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Natalie A. Trunow

Senior Vice President, Chief Investment Officer – Equities, overseeing investment strategy and management of all Calvert balanced, equity and asset allocation port-
folios.

Ms. Trunow joined Calvert as Head, Equities in August 2008. She previously served as the Section Head (2005-2008) and Portfolio Manager (2001-2008) for
the Global Public Markets Group of General Motors Asset Management.

Portfolio Manager

Calvert Capital Accumulation Fund

New Amsterdam Partners LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed the assets of the Fund since September 2005.

Michelle Clayman and Nathaniel Paull are New Amsterdam’s Portfolio Managers for Calvert Capital Accumulation Fund. Please see the information presented above with respect to New Amsterdam’s management of Calvert Balanced Portfolio regarding these Portfolio Managers’ business experience during the last five years and role on the management team.

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Calvert International Equity Fund

Calvert Investment Management, Inc.

See “About Calvert” above.

Natalie A. Trunow, Senior Vice President, Chief Investment Officer – Equities, has managed an allocation of the Fund’s assets since December 2009 and is Calvert's Portfolio Manager for Calvert International Equity Fund. Please see the information presented above with respect to Calvert's management of Calvert Enhanced Equity Portfolio regarding this Portfolio Manager's business experience during the last five years and role on the management team.

Thornburg Investment Management, Inc. (Thornburg), 2300 North Ridgetop Road, Santa Fe, NM 87506, has managed an allocation of the Fund’s assets since December 2009. Thornburg is a Delaware corporation, which has 40 managing directors with an equity interest in the firm.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
William V. Fries, CFA	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager

Wendy Trevisani	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager

Lei “Rocky” Wang, CFA	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager

Martin Currie, Inc. (Martin Currie), 1350 Avenue of the Americas, Suite 3010, New York, NY 10019, has managed an allocation of the Fund’s assets since December 2009. Martin Currie is a subsidiary of Martin Currie Investment Management Ltd, located in Edinburgh, Scotland, which was founded in 1881 and is a specialist investment management business. As of October 31, 2011 Martin Currie Investment Management Ltd managed US$10.4 billion in active equity portfolios for a global client base of financial institutions, charities, foundations, endowments, pension funds, family offices, government agencies and investment funds. Martin Currie Investment Management Ltd is a private company, owned and managed by its full-time employees.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
James Fairweather	1997 - present: Head of Global Equities, Martin Currie	Lead Portfolio Manager, Martin
Currie
David Sheasby	2004 - present: Director, Portfolio Manager, Martin Currie	Portfolio Manager

Christine Montgomery	December 2009 - present: Portfolio Manager, Martin Currie	Portfolio Manager
2007-2009: Investment Partner, Edinburgh Partners

Calvert International Opportunities Fund

Advisory Research, Inc. (ARI), 180 N. Stetson Avenue, Suite 5500, Chicago, IL 60601, has managed an allocation of the Fund’s assets since September 2011. ARI is a Delaware corporation and was founded in 1974. ARI had over $5.8 billion in assets under management as of October 31, 2011, primarily in equity, both domestic and international.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Jonathan P. Brodsky	2009-present: Managing Director, ARI; member of ARI Investment Team	Portfolio Manager, Research Analyst
2004-2009: Vice President, ARI; member of ARI Investment Team

Drew Edwards	2008-present: Vice President, ARI; member of ARI Investment Team	Portfolio Manager
2005-2008: Investment Professional, Taiyo Pacific Partners

Marco P. Priani, CFA, CPA, FRM	Vice President, ARI; member of ARI Investment Team	Portfolio Manager

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Trilogy Global Advisors, LP (Trilogy), 1114 Avenue of the Americas, 28th Floor, New York, NY, 10036, has managed an allocation of the Fund’s assets since September 2011. Trilogy is a Delaware limited partnership and has been in business since 1999. Trinity manages global, international and emerging markets equities with over $13 billion in assets under management as of October 31, 2011.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
William Sterling, Ph.D.	1999-present: Chief Investment Officer and Senior Portfolio Manager, Trilogy.	Senior Portfolio Manager
Mr. Sterling has guided the firm since its inception in 1999.

Gregory J. Gigliotti	2002-present: Managing Director and Senior Portfolio Manager, Trilogy.	Senior Portfolio Manager
Responsible for day-to-day management of Trilogy’s client portfolios.

Pablo Salas	2005-present: Managing Director and Senior Portfolio Manager, Trilogy.	Senior Portfolio Manager
Responsible for the management of Trilogy’s emerging markets equity portfolios.

Jessica Reuss, CFA	2006-present: Product Specialist and Portfolio Manager, Trilogy. Responsible for global research coverage in the consumer discretionary and consumer staples sectors.	Portfolio Manager

David Runkle, Ph.D., CFA	2007-present: Director of Quantitative Research, Portfolio Manager, Trilogy.	Portfolio Manager
Responsible for Trilogy’s quantitative research efforts.
2002-2007: Investment Research Manager, Piper Jaffray.

Calvert Small Cap Fund
Calvert Investment Management, Inc.

See “About Calvert” above.

Natalie A. Trunow, Senior Vice President, Chief Investment Officer – Equities, has been responsible for the day-to-day management of assets of the Fund since July 2010 and is Calvert's Portfolio Manager for Calvert Small Cap Fund. Please see the information presented above with respect to Calvert's management of Calvert Enhanced Equity Portfolio regarding this Portfolio Manager's business experience during the last five years and role on the management team.

Calvert Global Alternative Energy Fund and Calvert Global Water Fund

Kleinwort Benson Investors International Ltd (KBI), Joshua Dawson House, Dawson Street, Dublin 2, Ireland, has managed the assets of both Funds since inception. KBI is wholly-owned by Kleinwort Benson Investors Dublin Ltd., which is a wholly-owned subsidiary of Kleinwort Benson Group Ltd. KBI's ultimate parent is RHJ International Group.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Jens Peers, CFA	Head of Environmental Equities, KBI	Portfolio Manager, Calvert Global Alternative Energy Fund and Calvert Global Water Fund

Treasa Ni Chonghaile	Equity Portfolio Management, KBI	Portfolio Manager, Calvert Global Alternative Energy Fund

Colm O’Connor	Equity Portfolio Management, KBI (Jan. 2009-present) Equity Analyst, Environmental Strategies, KBI (2006-2009)	Portfolio Manager, Calvert Global Alternative Energy Fund

Catherine Ryan	Portfolio Manager, KBI (2008-present) Private Client Portfolio Manager, Pilot View Capital (2006-2008)	Portfolio Manager, Calvert Global Water Fund

Matthew Sheldon, CFA	Portfolio Manager, KBI (2011-present) Investment Analyst, Water Asset Management (2007-2011)	Portfolio Manager, Calvert Global Water Fund

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Calvert Large Cap Value Fund and Calvert Equity Income Fund Calvert Investment Management, Inc.

See “About Calvert” above. Mr. McGlynn and Ms. Bishop, the Portfolio Managers for each Fund, have managed the assets of Calvert Large Cap Value Fund (previously the Everest Fund of Summit Mutual Funds, Inc.) since 1999 and 2000, respectively, and have managed the assets of Calvert Equity Income Fund since that Fund's inception in October 2011.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
James R. McGlynn, CFA	December 12, 2008-present: Lead Portfolio Manager of Calvert’s large cap value team.
1999-2008: Managing Director – Equities, and Portfolio Manager, Summit Investment Partners, Inc.
	Mr. McGlynn has 30 years of experience in the investment industry.	Portfolio Manager, Calvert Large Cap Value Fund and Co-Portfolio Manager, Calvert Equity Income Fund

Yvonne M. Bishop, CFA	December 12, 2008-present: Assistant Portfolio Manager of Calvert’s large cap value team.
2000-2008: Assistant Portfolio Manager for equity accounts, Summit Investment Partners, Inc.
	Ms. Bishop has 20 years of experience in the investment industry.	Assistant Portfolio Manager, Calvert Large Cap Value Fund and Co-Portfolio Manager, Calvert Equity Income Fund

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund Calvert Investment Management, Inc.

See “About Calvert” above.

The Calvert Asset Allocation Committee (the “Allocation Committee”) manages the Asset Allocation Funds. Natalie A. Trunow is the head of the Allocation Committee. She is Senior Vice President, Chief Investment Officer – Equities, Calvert, and oversees investment strategy and management of all Calvert balanced, equity and asset allocation portfolios. Ms. Trunow joined Calvert as Head, Equities, in August 2008. She previously served as the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management. The Asset Allocation Funds’ SAI provides additional information about Ms. Trunow’s management of other accounts, compensation and ownership of securities in each Asset Allocation Fund.

Calvert and each Fund have obtained an exemptive order from the SEC to permit Calvert and the applicable Fund, pursuant to approval by the Fund's Board of Trustees/Directors, to enter into and materially amend contracts with the Fund’s Subadvisor, if any (that is not an “affiliated person” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”)) without shareholder approval. See “Investment Advisor and Subadvisors” in the respective Fund’s SAI for further details.

ADVISORY FEES

The table below shows the aggregate annual advisory fee paid by each Fund (other than the Asset Allocation Funds) for the most recent fiscal year as a percentage of that Fund’s average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees, if any, paid directly by the Fund. (Subadvisory fees paid by Calvert to a Subadvisor are reflected in the total advisory fees paid by the Fund to Calvert.) The advisory fee does not include administrative fees.

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund do not pay advisory fees to Calvert for performing investment advisory services. Calvert, however, does receive advisory fees from managing the underlying Calvert funds, a portion of which are paid indirectly by the Asset Allocation Funds. For the most recent fiscal year, each Asset Allocation Fund paid an administrative fee of 0.15% of the Fund’s average daily net assets to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.

Fund	Advisory Fee
Calvert Balanced Portfolio	0.425%
Calvert Equity Portfolio	0.50%
Calvert Social Index Fund	0.208%[1]
Calvert Enhanced Equity Portfolio	0.50%[2]
Calvert Capital Accumulation Fund	0.65%

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 82

Calvert International Equity Fund	0.74%
Calvert International Opportunities Fund	0.80%
Calvert Small Cap Fund	0.70%[3]
Calvert Global Alternative Energy Fund	0.97%[4]
Calvert Global Water Fund	0.96%[4]
Calvert Large Cap Value Fund	0.65%
Calvert Equity Income Fund	0.65%[5]

1 Effective February 1, 2011, the advisory fee is 0.20% of the Fund's average daily net assets.

2 The contractual advisory fee is 0.60%; the Advisor voluntarily waived 0.10% in advisory fees.

3 Effective November 29, 2010, the advisory fee is 0.70% of the Fund's average daily net assets.

4 Effective February 1, 2011, the advisory fee is 0.95% of the Fund's average daily net assets.

5 The contractual advisory fee for this Fund is listed above.

________________________________________

A discussion regarding the basis for the approval by the Funds’ Board of Trustees/Directors of the investment advisory agreement and any applicable subadvisory agreement with respect to each Fund (other than Calvert Equity Income Fund) is available in the most recent Semi-Annual Report of the respective Fund covering the fiscal period that ends on March 31 each year. A discussion regarding the basis for the approval by the Board of Trustees of the investment advisory agreement with respect to Calvert Equity Income Fund will be available in the Semi-Annual Report for the Fund covering the fiscal period that ends on March 31, 2012.

CONSULTING FEES

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Ibbotson Associates, a wholly-owned subsidiary of Morningstar, Inc., serves as an asset allocation consultant and provides guidance on maintaining an optimal allocation strategy for the Asset Allocation Funds. Ibbotson reviews portfolio allocations on a quarterly basis and reports results and recommendations to the Calvert Asset Allocation Committee. Each Asset Allocation Fund pays Ibbotson an annual fee of 0.05% of the Fund’s average daily net assets as compensation for such consulting services. Ibbotson Associates is located at 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601.

SHAREHOLDER INFORMATION

For more information on buying and selling shares, please contact your financial professional or Calvert’s client services depart ment at 800-368-2748.

HOW TO BUY SHARES

Getting Started -- Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund. First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, and several other types of accounts.

Then, decide which Class of shares is best for you. You should make this decision carefully, based on: • the amount you wish to invest; • the length of time you plan to keep the investment; • the Class expenses; and • whether you qualify for any reduction or waiver of sales charges.

Each investor’s financial considerations are different. You should consult with your financial intermediary to discuss which Class of shares is best for you.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 83

Choosing a Share Class

IMPORTANT NOTICE REGARDING CLASS B SHARES

Class B shares of the Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund and Calvert Small Cap Fund are not offered for purchase, except through reinvestment of dividends and/or distributions and through exchanges, as described below.

Initial or additional purchase requests for a Fund’s Class B shares will be rejected, unless they relate to reinvestment of dividends and/or capital gain distributions by existing Class B shareholders, or exchanges from existing accounts in Class B shares of other Funds. Shareholders who hold Class B shares of a Fund may continue to hold their shares until they automatically convert to Class A shares under the existing conversion schedule with respect to Class B shares. Shareholders may redeem their Class B shares; please note: payment of a contingent deferred sales charge may be required upon redemption of your Class B shares. Class B shareholders may continue to reinvest dividends and/or capital gain distributions into their Class B accounts. Class B shareholders of a Fund may also continue to exchange their shares for Class B shares of other Funds. Because the assets attributable to Class B shares of a Fund will decrease over time as a result of the closing of Class B, Calvert has voluntarily agreed to limit total net expenses for Class B of each Fund to the net Class B expense rate of the respective Fund in effect as of February 28, 2010 (November 29, 2010, for Calvert Small Cap Fund), exclusive of acquired fund fees and expenses, performance fee adjustments and/ or voluntary reimbursements, if applicable, until all of the Class B shares of the Fund automatically convert to Class A or are redeemed and/or exchanged for shares of other Funds. All other features of Class B shares, including contingent deferred sales charge schedules, Rule 12b-1 distribution and service fees, and conversion features, remain unchanged and continue in effect.

The following chart lists the different Classes of shares offered by each Fund and the Classes offered by the Fund in this prospectus. Class I ($1 million minimum) for certain Funds is offered in a separate prospectus. Calvert Investment Distributors, Inc. (“CID”) is the Funds’ distributor.

Fund	Classes Offered by Fund*	Classes of Fund Offered in
this Prospectus*
Calvert Equity Portfolio	Five classes (Class A, B, C, I and Y)	Class A, B, C and Y
Calvert Capital Accumulation Fund
Calvert International Equity Fund
Calvert Balanced Portfolio	Four classes (Class A, B, C and I)	Class A, B and C
Calvert Enhanced Equity Portfolio
Calvert Social Index Fund
Calvert Small Cap Fund
Calvert International Opportunities Fund	Four classes (Class A, C, I and Y)	Class A, C and Y
Calvert Global Alternative Energy Fund	Three classes (Class A, C and I)	Class A and C
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund
Calvert Global Water Fund	Three classes (Class A, C and Y)	Class A, C and Y
Calvert Large Cap Value Fund
Calvert Equity Income Fund
Calvert Conservative Allocation Fund	Two classes (Class A and C)	Class A and C

* As described above, Class B shares of a Fund are not offered for purchase, except through reinvestment of dividends and/or distributions, and through exchanges.

This chart shows the difference in the Classes and the general types of investors who may be interested in each Class. The sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations.

Class A Shares: Front-End Sales Charge

Investor Type	For all investors, particularly those investing $50,000 or more (which qualifies for a reduced sales charge), or who plan to hold the shares for a substantial period of time.

Initial Sales Charge

Sales charge on each purchase of 4.75% or less, depending on the amount you invest. Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares sold (redeemed) within one year of purchase. See “Contingent Deferred Sales Charge” below in this chart.

Contingent Deferred Sales Charge	None (except that an 0.80% contingent deferred sales charge may apply to certain redemptions for accounts with $1 million or more for which no sales charge was paid).

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 84

Distribution and/or Service Fees	Class A shares have an annual 12b-1 fee of up to 0.50%.
Other	Class A shares have lower annual expenses than Class B and C due to a lower 12b-1 fee.

Class B Shares: Deferred Sales Charge for Six Years

Investor Type	For investors who prefer not to pay a front-end sales charge and who plan to hold the shares until the contingent deferred sales charge no longer applies.
Initial Sales Charge Contingent Deferred Sales Charge Distribution and/or Service Fees Other

None

If you sell your shares within 6 years, you will pay a deferred sales charge of 5.00% or less on shares you sell. Class B shares have an annual 12b-1 fee of 1.00%.

The expenses of this class are higher than Class A because of the higher 12b-1 fee. Your shares will automatically convert to Class A shares after 8 years, reducing your future annual expenses.

Class C Shares: Deferred Sales Charge for One Year

Investor Type	For investors who prefer not to pay a front-end sales charge and/or who are unsure of the length of their invest- ment.
Initial Sales Charge Contingent Deferred Sales Charge Distribution and/or Service Fees Other

None

If you sell shares within 1 year, then you will pay a deferred sales charge of 1.00% at that time. Class C shares have an annual 12b-1 fee of 1.00%.

The expenses of this Class are higher than Class A because of the higher 12b-1 fee. There is no conversion to Class A.

Class Y Shares: No Sales Charge
Investor Type

Generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CID, the Funds’ distributor, to offer Class Y shares to their clients.

Initial Sales Charge Contingent Deferred Sales Charge Distribution and/or Service Fees Other	None None Class Y shares have no 12b-1 fee. Class Y shares have lower annual expenses than Class A, B and C because Class Y has no 12b-1 fee.

When the total balance of your existing Class C holdings of Calvert Funds reaches or exceeds $500,000, you should make future investments in Class A shares since you will qualify to purchase Class A shares at a reduced sales load.

Class A

(All Funds)

If you choose Class A, you will pay a front-end sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term “offering price” includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 but less than $100,000 in Calvert Balanced Portfolio, or if your cumulative purchases or the value in your account is more than $50,000 but less than $100,000,* then the sales charge is reduced to 3.75%. There is no initial sales charge on shares acquired through reinvestment of dividends or capital gain distributions.

Your investment in Class A shares	Sales Charge % of offering price	% of Amt. Invested
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	3.75%	3.90%
$100,000 but less than $250,000	2.75%	2.83%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None**	None**

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 85

* This is called “Rights of Accumulation.” The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the current value of shares you have previously purchased in Calvert Funds that impose sales charges.

** Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by CID are subject to a one-year CDSC of 0.80%. See “Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges” in this Prospectus.

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers. See “Reduced Sales Charges” in this Prospectus.

Class B

(Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund and Calvert Small Cap Fund)

Class B has no front-end sales charge as there is with Class A, but if you sell the shares within the first 6 years, you will have to pay a “contingent deferred” sales charge (“CDSC”). This means that you do not have to pay the sales charge unless you sell your shares within the first 6 years after purchase. Keep in mind that the longer you hold Class B shares, the less you will have to pay in deferred sales charges. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.

Time Since Purchase	CDSC
1st year	5%
2nd year	4%
3rd year	4%
4th year	3%
5th year	2%
6th year	1%
After 6 years	None

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges

The CDSC will not be charged on shares you received as dividends or from capital gains distributions.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. For example, if you invested $5,000 in Calvert Equity Portfolio Class B shares three years ago, and your investment is now worth $5,750, the CDSC will be calculated by taking the lesser of the two values ($5,000), and multiplying it by 4%, for a CDSC of $200. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

• Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. “Disability” means a total disability as evidenced by a determination by the U.S. Social Security Administration.

• Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder’s Calvert retirement accounts.

• The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m) (6) of the Internal Revenue Code of 1986, as amended (“Code”).

• Involuntary redemptions of accounts under procedures set forth by the Fund’s Board of Trustees/Directors.

• A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder’s account balance, but no sooner than nine months from purchase date or within 30 days of a redemption. This systematic withdrawal plan requires a minimum account balance of $50,000 to be established.

• If the selling broker/dealer had an agreement with CID, the Funds’ distributor, to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. (For more information on the agreement, see “Service Fees and Arrangements with Broker/Dealers” below.) Ask your broker/dealer if this waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 86

Class C

(All Funds)

If you choose Class C, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you prefer not to pay a front-end sales charge and/or are unsure of the length of your investment. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.

The CDSC on Class C Shares will be waived if the shares were sold by a broker/dealer that has an agreement with CID to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. For more information on the agreement, see “Service Fees and Arrangements with Broker/Dealers,” below. Ask your broker/dealer if this CDSC waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

Class Y

(Calvert Equity Portfolio, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Water Fund, Calvert Large Cap Value Fund and Calvert Equity Income Fund)

Class Y shares are sold without any initial sales load or CDSC.

Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CID to offer Class Y shares to their clients.

Reduced Sales Charges

You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Information regarding sales load breakpoints/discounts is also available on Calvert’s website at www.calvert.com.

Rights of Accumulation can be applied to several accounts

In determining the applicable Class A sales load breakpoints/discount, you may take into account the current value of your existing holdings of any class of Calvert’s non-money market funds, including shares held by your family group or other qualified group* and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

* A “family group” includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A “qualified group” is one which:

1. has been in existence for more than six months, and 2. has a purpose other than acquiring shares at a discount, and

3. satisfies uniform criteria which enable CID and broker/dealers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CID or broker/dealers distributing shares, and must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CID or broker/dealers.

Statement of Intention

You may reduce your Class A sales charge by establishing a statement of intention (“Statement”). A Statement allows you to combine all Calvert Funds (excluding money market funds) purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge.

A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. The Transfer Agent will hold in escrow Fund shares (computed to the nearest full share) equal to 5% of the dollar amount specified in the Statement. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 87

If the total minimum investment specified under the Statement is completed within a 13-month period, escrowed shares will be promptly released to you. However, shares acquired during the 13-month period but sold prior to the completion of the investment commitment will not be included for purposes of determining whether the investment commitment has been satisfied.

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchase amount, CID will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after this adjustment will be released and, upon request, remitted to you.

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Code. There is no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase:

(i) Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or

(ii) the cost or current value of shares a 401(k) plan has in Calvert Funds (except money market funds) is at least $1 million. Neither the Funds, nor CID, nor any affiliate of CID will reimburse a plan or participant for any sales charges paid prior to receipt and confirmation by CID of such required written communication. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

College Savings Plans under Section 529

There is no sales charge on shares purchased for the D.C. College Savings Plan if, at the time of purchase, the owner of the savings plan account is:

    (i) a District of Columbia resident, or

    (ii) a participant in payroll deduction to the D.C. College Savings Plan of a business with at least 300 employees.

Other Circumstances

There is no sales charge on shares of any Calvert Fund sold to or constituting the following:

• current or retired Directors, Trustees, or Officers of the Calvert Funds or Calvert and its affiliates; employees of Calvert and its affiliates; or their family members (see definition of “family group” under “Reduced Sales Charges” above);

• directors, officers, and employees of any subadvisor for the Calvert Funds, employees of broker/dealers distributing the Fund’s shares and family members of the subadvisor, or broker/dealer;

• purchases made through a registered investment advisor;

• trust departments of banks or savings institutions for trust clients of such bank or institution;

• purchases through a broker/dealer maintaining an omnibus account with a Fund, provided the purchases are made by:

    (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services;

    (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker/ dealer or agent; or

    (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the Code, and “rabbi trusts;” and

• the portion of any direct rollover from a participant’s employer-sponsored retirement plan account or direct transfer from a 403(b) plan account to a Calvert IRA with Calvert or its agent as the custodian that is funded by the sale immediately prior to the rollover/transfer of Calvert Fund shares held in the plan account, provided that documentation accompanies the rollover/transfer instruction that reasonably supports this funding source requirement.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 88

Established Accounts

You may purchase shares of Calvert Balanced Portfolio at net asset value if your account was established on or before July 17, 1986. To take advantage of this sales charge waiver, you must purchase shares directly from Calvert and notify Calvert at the time of purchase. If you do not let Calvert know that you are eligible, you may not receive this sales charge waiver to which you are otherwise entitled. In order to determine your eligibility, it may be necessary for you to provide Calvert with information and records, including account statements.

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from a Calvert Fund automatically invested in another Calvert Fund account with no additional sales charge.

Purchases made at Net Asset Value (“NAV”)

Except for money market funds, if you make a purchase at NAV, you may exchange shares in that amount to another Calvert Fund without incurring a sales charge.

Reinstatement Privilege (Class A and Class B)

Subject to the Funds’ market timing policy, if you redeem Class A shares and then within 90 days decide to reinvest in any Calvert Fund, you may reinvest in Class A of the Fund at the NAV next computed after the reinvestment order is received, without a sales charge. Within 90 days after redemption of Class B shares, you may reinvest in Class A of the Fund at NAV, if a CDSC was paid. In order to take advantage of this privilege, you must notify the Fund or broker/dealer at the time of the repurchase. Each Fund reserves the right to modify or eliminate this privilege.

Distribution and Service Fees

Each Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares (except with respect to Class Y, which has no Rule 12b-1 plan). The distribution plan also allows each Fund to pay service fees to persons (such as your financial professional) for services provided to shareholders. See “Method of Distribution” in the respective Fund’s SAI for further discussion of these services. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see “Service Fees and Arrangements with Broker/Dealers” in this Prospectus for more service fee and other information regarding arrangements with broker/dealers.

The following table shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year unless otherwise indicated. Fees payable under the distribution plan may be increased to the maximum amount only after approval by the Fund’s Board of Trustees/Directors. The fees are based on average daily net assets by Class.

Maximum Payable under Plan/Amount Actually Paid
	Class A	Class B	Class C
Calvert Balanced Portfolio	0.35%/0.23%	1.00%/1.00%*	1.00%/1.00%*
Calvert Equity Portfolio	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Social Index Fund	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Enhanced Equity Portfolio	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Capital Accumulation Fund	0.35%/0.35%	1.00%/1.00%*	1.00%/1.00%*
Calvert International Equity Fund	0.35%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert International Opportunities Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert Small Cap Fund	0.35%/0.25%	1.00%1.00%*	1.00%/1.00%*
Calvert Global Alternative Energy Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert Global Water Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert Large Cap Value Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert Equity Income Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert Conservative Allocation Fund	0.35%/0.25%	N/A	1.00%/1.00%*

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 89

Calvert Moderate Allocation Fund	0.35%/0.25%	N/A	1.00%/1.00%*
Calvert Aggressive Allocation Fund	0.35%/0.25%	N/A	1.00%/1.00%*

* For Classes B and C, 0.75% of the Fund’s average daily net assets is paid for distribution services and 0.25% is paid for shareholder services.

Service Fees and Arrangements with Broker/Dealers

CID, each Fund’s distributor, pays broker/dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of the amount invested for Class B and C), when you purchase shares of non-money market funds (except with respect to Class Y). CID also pays broker/dealers an ongoing service fee (except with respect to Class Y) while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The following table shows the maximum commissions and service fees paid by CID to broker/dealers, which differ depending on the Class.

Maximum Commission/Service Fees
	Class A*	Class B**	Class C***
Calvert Balanced Portfolio	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Equity Portfolio	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Social Index Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Enhanced Equity Portfolio	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Capital Accumulation Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert International Equity Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert International Opportunities Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Small Cap Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Global Alternative Energy Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Global Water Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Large Cap Value Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Equity Income Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Conservative Allocation Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Moderate Allocation Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Aggressive Allocation Fund	4.00%/0.25%	N/A	1.00%/1.00%

*	Class A service fees begin to accrue in the first month after purchase.
**	Class B service fee begins to accrue in the 13th month after purchase.
***	Class C pays broker/dealers a service fee of 0.25% and additional compensation of 0.75% for a total annual percentage rate of 1%. These fees begin to accrue in the 13th month after purchase.

If the selling broker/dealer has an agreement with CID to sell Class C shares (or had such an agreement with respect to Class B shares) for omnibus retirement account platforms and without a CDSC upon the redemption of the shares, CID does not pay the selling broker/dealer a commission but does pay the selling broker/dealer a service fee and additional compensation totaling 1.00%, which may begin in the first month, rather than in the 13th month after purchase.

During special sales promotions, CID may reallow to broker/dealers the full Class A front-end sales charge. CID may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of a Fund and/or shares of other Funds underwritten by CID. CID may make expense reimbursements for special training of a broker/dealer’s registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CID, or their affiliates may pay, from their own resources, certain broker/ dealers and/or other persons, for the sale and distribution of the securities or for services to a Fund. These amounts may be significant.

Payments may include additional compensation beyond the regularly scheduled rates, and finder’s fees. CID may pay broker/dealers a finder’s fee on Class A shares purchased at NAV in accounts with $1 million or more. Where paid, the finder’s fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% over $2 million up to $3 million, 0.40% over $3 million up to $50 million, 0.20% over $50 million up to $100 million, and 0.12% over $100 million. If a finder’s fee is paid, and some or all of the purchase is exchanged into another Calvert Fund with a lower finder’s fee within one year, then CID may recoup the difference in the finder’s fee from the broker/dealer. Purchases of shares at NAV for accounts on which a finder’s fee has been paid are subject to a one-year CDSC of 0.80%. All payments will be in compliance with the rules of the Financial Industry Regulatory Authority.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 90

How to Open an Account (Class A and C Shares)

Complete and sign an application for each new account (the application is available at www.calvert.com or by calling 800-368-2748). When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or Calvert’s client services department at 800-368-2748.

Please see the respective Fund Summary above with respect to the minimum initial investment amount and the minimum amount for subsequent investments. The Funds may charge a $2 service fee on additional purchases of less than $250. A Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap fee programs that charge an asset-based fee, and in other cases, at the Fund’s discretion.

For purchases, please make your check payable to the Fund in U.S. dollars and send it along with your application to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544, or if you use registered, certified or overnight mail, to: Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514.

How to Open an Account (Class Y Shares)

Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CID, the Funds’ distributor, to offer Class Y shares to their clients. A financial intermediary includes a broker, dealer, bank (including a bank trust department), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company and any other institution having a selling or administration agreement with CID.

The use of Class Y shares by a financial intermediary will depend on, among other things, the structure of the particular fee-based program. CID will make, in its sole discretion, all determinations as to eligibility to purchase Class Y shares of a Fund.

Please see the respective Fund Summary with respect to the minimum initial investment amount and the minimum amount for subsequent investments. The Funds may charge a $2 service fee on additional purchases of less than $250. All Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation (“NSCC”), in U.S. dollars. For additional information and wire instructions, call Calvert at 800-368-2746.

Subsequent Investments (Class A and C Shares)

To make an investment after you open an account, include your investment slip and send your request to: Calvert, P.O. Box 219739, Kansas City, MO 64121-9739, or if you use registered, certified or overnight mail, to: Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807.

Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange (“NYSE”) is open and the Fund is open but check purchases and electronic funds transfers (i.e., bank wires and ACH funds transfers) cannot be received because the banks and post offices are closed.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, each Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Through your Broker/Dealer

Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. ET) on the NYSE to receive that day’s NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 91

HOW SHARES ARE PRICED

The price of shares is based on each Fund’s NAV. The NAV is computed by adding the value of a Fund’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund’s shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the oversight of the Board of Trustees/Directors and pursuant to a Fund’s valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security.

Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees/Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to a Fund’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors may change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

For assistance in making fair value determinations, the Boards of Directors of Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund and Calvert Global Water Fund have retained a third-party fair value pricing service, pursuant to the respective Fund’s valuation procedures and under the ultimate supervision of the Board, to quantitatively value holdings of the Fund that trade on foreign exchanges. From time to time, market moves in the U.S. subsequent to the close of those local markets but prior to the Fund’s official pricing time of 4 p.m. Eastern Time may cause those local market prices to not be representative of what a reasonable investor would pay for those securities. In the event of such market movements in excess of previously established and Board-approved thresholds, the Fund’s service providers quantitatively estimate the fair value of each affected security. The values are calculated using the service provider’s proprietary models based upon the actual market close and trailing data from various benchmarks, futures and currencies. Factors that may influence the results of this process include changes in U.S. market index values, price movements in futures contracts based on foreign markets that trade in the U.S., and changes in industry or economic sector indices.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below.

All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert’s office in Bethesda, Maryland, will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 92

you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in “good order.” This means that your request must include:

• The Fund name and account number.

• The amount of the transaction (in dollars or shares).

• Signatures of all owners exactly as registered on the account (for mail requests).

• Signature guarantees (if required).*

• Any supporting legal documentation that may be required.

• Any outstanding certificates representing shares to be redeemed.

* For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day’s closing NAV; otherwise you will receive the next business day’s NAV.

Purchase and Redemption of Shares through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund’s behalf. Such broker/ dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer’s authorized designee, receives the order in good order. The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/dealer or the broker/dealer’s authorized designee.

HOW TO SELL SHARES

You may redeem all or a portion of the shares from your account by telephone or mail on any day your Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a statement of intention. When you purchase by check or with ACH funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and/or redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold. Each Fund reserves the right to suspend or postpone redemptions during any period when:

(a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings;

(b) the SEC has granted an order to the Fund permitting such suspension; or

(c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or made by electronic funds transfer because the post offices and banks are closed.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 93

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone (Class A, B and C Shares) - call 800-368-2745

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred to a bank you have previously authorized. A $5 charge may be imposed on wire transfers of less than $1,000.

Written Requests (Class A, B and C Shares)

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544.

Your letter should include your account number, name of the Fund and Class, and the number of shares or the dollar amount you are redeeming, and how you want the money sent to you. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Systematic Check Redemptions (Class A, B and C Shares)

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the CDSC.

Corporations and Associations (Class A, B and C Shares)

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts (Class A, B and C Shares)

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee’s name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days).

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day’s NAV. Your broker/ dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Redemption Fee

In its effort to detect and prevent market timing, each Fund charges a 2% redemption fee on redemptions, including exchanges, within 30 days of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under “Other Calvert Features/Policies -- Market Timing Policy” below. In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

For those shares to which the Fund’s redemption fee policy is applicable, the redemption fee will only be waived in the following circumstances:

• Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. “Disability” means a total disability as evidenced by a determination by the U.S. Social Security Administration.

• Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder’s Calvert retirement accounts.

• The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Code.

• Involuntary redemptions of accounts under procedures set forth by a Fund’s Board of Trustees/Directors.

• Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.

• Redemption of shares purchased with reinvested dividends or capital gain distributions.

• Shares transferred from one retirement plan to another in the same Fund.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 94

• Shares redeemed as part of a retirement plan termination or restructuring.

• Redemption of shares of a Fund held as a “qualified default investment alternative” in a retirement plan account in accordance with the requirements of Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations promulgated under that Act (Calvert Balanced Portfolio, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund only).

• Redemption of shares of a Fund held as a default investment option in a retirement plan.

• Exchange or redemption transactions by an account that a Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that does not have the systematic capability of assessing the redemption fee at the individual or participant account level. For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund’s Transfer Agent.

In order to determine your eligibility for a redemption fee waiver, it may be necessary to notify your broker/dealer or the Fund of the qualifying circumstances and to provide any applicable supporting documentation.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts. There are no assurances that intermediaries will properly assess the fee.

OTHER CALVERT FEATURES / POLICIES

Website

For 24-hour performance and pricing information, visit www.calvert.com.

You can obtain account information and authorize certain transactions with the convenience of logging on to www.calvert.com (Class A, B and C only).

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services (Class A, B and C Shares)

By signing up for services when completing an application to open your Class A or Class C account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date to an existing account, the Funds require a signature guarantee to verify your signature. You may obtain a signature guarantee from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

ACH Funds Transfer (Class A, B and C Shares)

You may purchase Class A or Class C shares or sell Class A, Class B or Class C shares by ACH funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new Class A or Class C shares will be subject to a hold of up to 10 business days before any subsequent redemption requests for those shares are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. ACH funds transfer transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions (Class A, B and C Shares)

You may purchase Class A or Class C shares, or redeem or exchange Class A, Class B or Class C shares, or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 95

Exchanges

Calvert offers a wide variety of investment options that include common stock funds, tax-exempt and corporate bond funds, and money market funds; call your broker/dealer or Calvert representative for more information. We make it easy for you to purchase shares in other Calvert Funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

For Class A, B and C shares, complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). You may then give exchange instructions by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert Fund, except that Class A or Class C shares of a Fund may be exchanged for Class Y shares of the same Fund (no sales charges or other charges will apply to any such exchange), if offered by the Fund, provided you meet the Fund’s eligibility requirements for purchasing Class Y shares; the Class C shares you wish to exchange must not currently be subject to a CDSC.

An exchange must satisfy the minimum investment amount for that Calvert Fund. You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund’s custodian bank is closed (i.e., Columbus Day and Veterans Day); these exchange requests will be processed the next day the Fund’s custodian bank is open.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading (“market timing”) vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, each Fund’s Board of Trustees/Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Fund, which may require you to pay a redemption fee, as described under “How to Sell Shares - Redemption Fee” in this Prospectus. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor and Subadvisor(s) to implement a Fund’s investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of any Fund through a service provider, such as a broker/dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund’s Board of Trustees/Directors. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. As a result, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund’s Board of Trustees/Directors. The Board of Trustees/Directors of each Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of any Fund through an omnibus account if the service provider’s policies, in Fund management’s judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund’s Board of Trustees/Directors. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

As stated under “How to Sell Shares” in this Prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account:

(i)	does not have the systematic capability of assessing the redemption fee at the individual or participant account level, or
(ii)	as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 96

If a significant percentage of a Fund’s shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.

Each Fund and CID reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CID also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice) or withdraw all or any part of the offering made by this Prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund prospectuses and annual and semi-annual reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts held directly with Calvert that have the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call Calvert client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above. Multiple accounts held through a broker/dealer (or other financial intermediary) that share the same household address may receive one mailing.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance / Low Balance Fee

Please maintain a balance in each of your Fund accounts of at least $5,000 per class for regular accounts/$1,000 per class for IRA accounts (Calvert Enhanced Equity Portfolio and Calvert Social Index Fund). If the balance in your account falls below the minimum during a month, a low balance fee may be charged to your account ($15/year per class for Calvert Enhanced Equity Portfolio and Calvert Social Index Fund).

If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

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Calvert Balanced Portfolio	Paid quarterly
Calvert Equity Income Fund	Paid quarterly
Calvert Conservative Allocation Fund	Paid quarterly
Calvert Moderate Allocation Fund	Paid quarterly
Calvert Aggressive Allocation Fund	Paid quarterly
Calvert Equity Portfolio	Paid annually
Calvert Social Index Fund	Paid annually
Calvert Enhanced Equity Portfolio	Paid annually
Calvert Capital Accumulation Fund	Paid annually
Calvert International Equity Fund	Paid annually
Calvert International Opportunities Fund	Paid annually
Calvert Small Cap Fund	Paid annually
Calvert Global Alternative Energy Fund	Paid annually
Calvert Global Water Fund	Paid annually
Calvert Large Cap Value Fund	Paid annually

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by electronic funds transfer). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the ex-dividend date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date (“buying a dividend”), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Cost Basis Reporting

Effective January 1, 2012, mutual funds must report cost basis information to you and the Internal Revenue Service (“IRS”) when you sell or exchange shares acquired on or after January 1, 2012 in your non-retirement accounts. The new cost basis regulations do not affect retirement accounts, money market funds, and shares acquired before January 1, 2012. A Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election by a shareholder, the Fund will use the average cost method with respect to that shareholder. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 98

the settlement date of the redemption. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. For Calvert Balanced Portfolio, you will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes. If you invest in an international or global Fund (Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund or Calvert Global Water Fund), you may receive additional information regarding foreign source income and foreign taxes to assist in your calculation of foreign tax credits.

Some of the dividends may be identified as qualified dividend income and be eligible for the reduced federal tax rate if the individual investor meets the holding period requirement. Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number (“TIN”) and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

DESCRIPTION OF UNDERLYING FUNDS

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Each Asset Allocation Fund seeks to achieve its investment objective by investing primarily in shares of other underlying Calvert funds. The investment performance and risks of the Asset Allocation Funds are therefore directly related to the investment performance and risks of the underlying Calvert funds. The respective Fund Summaries for the Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund in this Prospectus specify the underlying Calvert funds in which each Asset Allocation Fund may invest. Calvert is the investment advisor for all of the underlying funds.

UNDERLYING CALVERT EQUITY FUNDS

The investment objective, principal investment strategies and principal risks of the underlying Calvert equity funds are described in the respective Fund Summaries in this Prospectus. For additional information on the underlying equity funds’ investment strategies and risks, see “More Information on Investment Strategies and Risks” in this Prospectus. Additional investment practices are described in the SAI of each of the underlying Calvert equity funds.

UNDERLYING CALVERT FIXED-INCOME AND MONEY MARKET FUNDS

Two additional underlying Calvert funds (Calvert Bond Portfolio and Calvert Money Market Portfolio) are offered in a separate Calvert prospectus. The investment objectives, principal investment strategies and principal risks of these two underlying funds are described below. This description is not an offer of these underlying funds’ shares. For additional information on the investment strategies and risks of these two underlying funds, please see the appropriate Calvert Income Funds Prospectus dated January 31, 2012. Additional investment practices are described in the Calvert Social Investment Fund SAI dated January 31, 2012 that includes these two underlying funds. The prospectus and SAI for Calvert Bond Portfolio and Calvert Money Market Portfolio are available on Calvert’s website at www.calvert.com.

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Calvert Fixed-Income Fund

Calvert Bond Portfolio

Investment Objective

The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and straight debt securities meeting the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. At least 65% of the Fund’s net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor’s Rating Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. goverment-sponsored entities (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is non-diversified.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

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Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

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Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Calvert Money Market Fund

Calvert Money Market Portfolio

Investment Objective

The Fund seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments meeting the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund invests in high quality money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations, and repurchase agreements. All investments must comply with the SEC’s money market fund requirements per Rule 2a-7 of the Investment Company Act of 1940.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the Fund because it invests primarily in securities that are considered to be of high quality. The Fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

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SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING BY THE UNDERLYING FUNDS

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

UNDERLYING CALVERT EQUITY FUNDS

Please see “About Sustainable and Socially Responsible Investing” in this Prospectus with respect to the investment selection process and the sustainable and socially responsible investment criteria of the underlying Calvert equity funds.

UNDERLYING CALVERT FIXED-INCOME AND MONEY MARKET FUNDS

The following describes the investment selection process and the sustainable and socially responsible investment criteria of the underlying Calvert fixed-income and money market funds.

CALVERT SIGNATURE STRATEGIES®
(Calvert Bond Portfolio and Calvert Money Market Portfolio)

Investment Selection Process

In seeking to achieve a Fund’s investment objective, investments are first selected for financial soundness and then evaluated according to that Fund’s sustainable and socially responsible investment criteria. Only companies that meet all of the Fund’s environment, social, and governance (“ESG”) criteria are eligible for investment. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for a Fund must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed-income securities for Calvert’s sustainable and socially responsible funds may be made prior to the application of the sustainability and social responsibility analysis, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund’s sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund’s sustainable and socially responsible investment criteria, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Although each Fund’s sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert believes there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund’s investment objective and its sustainable and socially responsible investment criteria.

Calvert Bond Portfolio may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s benchmark. The ETFs in which the Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund’s sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Sustainable and Socially Responsible Investment Criteria

Each Fund seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 103

and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.

Each Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert, drawing on the Fund’s longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Trustees without shareholder approval.

Calvert Bond Portfolio and Calvert Money Market Portfolio

The Funds seek to invest in companies that:

• Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.

• Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization (“ILO”) core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

• Observe appropriate international human rights standards in operations in all countries.

• Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

• Produce or market products and services that are safe and enhance the health or quality of life of consumers.

• Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local com-munities, corporate philanthropy and employee volunteerism.

• Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Funds seek to avoid investing in companies that:

• Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

• Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

• Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by gov-ernments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

• Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

• Demonstrate poor corporate governance or engage in harmful or unethical business practices.

• Manufacture tobacco products.

• Are significantly involved in the manufacture of alcoholic beverages.

• Have direct involvement in gambling operations.

• Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manu-facture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

• Manufacture or sell firearms and/or ammunition.

• Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

• Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 104

With respect to U.S. government securities, Calvert Bond Portfolio and Calvert Money Market Portfolio invest in debt obligations issued by the U.S. government (i.e., Treasury securities) or guaranteed by agencies or instrumentalities of the U.S. government whose purposes further, or are compatible with, the Funds’ sustainable and socially responsible investment criteria.

Shareholder Advocacy and Corporate Responsibility

As each Fund’s Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert’s activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its sustainability research process. After a Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management’s successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert’s efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company’s first-ever disclosure of its equal employment policies, programs and workforce demographics.

SPECIAL INVESTMENT PROGRAMS

(Calvert Signature Strategies®)

As part of Calvert’s and Fund shareholders’ ongoing commitment to providing and fostering innovative initiatives, Calvert Bond Portfolio may invest a small percentage of its assets through a special investment program that is a non-principal investment strategy pioneered by Calvert – High Social Impact Investments.

High Social Impact Investments

High Social Impact Investments is a program that targets up to 1% of the Fund’s assets. High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Fund’s sustainable and socially responsible investment criteria.

These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Fund believes that these investments have a significant sustainability and social responsibility return through their impact in our local communities.

The Fund’s High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund’s Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund’s Board and under the ultimate supervision of the Board. See “How Shares Are Priced” in the Fund's Prospectus. The Fund’s High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order, the Fund may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Fund and Calvert Investments, Inc., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 105

investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds’ financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund’s operations). The Funds’ fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund’s financial statements, which were audited by KPMG LLP. Their report, along with a Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 106

CALVERT BALANCED PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011 (z)	2010 (z)	2009
Net asset value, beginning	$ 25.94	$ 24.02	$ 25.03
Income from investment operations:
Net investment income	.29	.27	.40
Net realized and unrealized gain (loss)	.22	1.91	(1.03)
Total from investment operations	.51	2.18	(.63)
Distributions from:
Net investment income	(.26)	(.26)	(.38)
Net realized gain	—	—	**
Total distributions	(.26)	(.26)	(.38)
Total increase (decrease) in net asset value	.25	1.92	(1.01)
Net asset value, ending	$ 26.19	$ 25.94	$ 24.02

Total return*	1.94%	9.12%	(2.29%)
Ratios to average net assets:A
Net investment income	1.04%	1.08%	1.87%
Total expenses	1.22%	1.23%	1.28%
Expenses before offsets	1.22%	1.23%	1.28%
Net expenses	1.22%	1.23%	1.28%
Portfolio turnover	100%	75%	57%
Net assets, ending (in thousands)	$ 405,716	$ 419,363	$ 404,542

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2008	2007
Net asset value, beginning		$ 31.37	$ 29.46
Income from investment operations:
Net investment income		.57	.60
Net realized and unrealized gain (loss)		(4.72)	1.88
Total from investment operations		(4.15)	2.48
Distributions from:
Net investment income		(.56)	(.57)
Net realized gain		(1.63)	—
Total distributions		(2.19)	(.57)
Total increase (decrease) in net asset value		(6.34)	1.91
Net asset value, ending		$ 25.03	$ 31.37

Total return*		(14.13%)	8.47%
Ratios to average net assets:A
Net investment income		2.03%	1.94%
Total expenses		1.21%	1.20%
Expenses before offsets		1.21%	1.20%
Net expenses		1.20%	1.19%
Portfolio turnover		77%	81%
Net assets, ending (in thousands)		$ 434,069	$ 542,659

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 107

CALVERT BALANCED PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2011 (z)	2010 (z)	2009
Net asset value, beginning	$ 25.73	$23.83	$24.84
Income from investment operations:
Net investment income	******	.01	.13
Net realized and unrealized gain (loss)	.23	1.90	(.99)
Total from investment operations	.23	1.91	(.86)
Distributions from:
Net investment income	—	(.01)	(.15)
Net realized gain	—	—	**
Total distributions	—	(.01)	(.15)
Total increase (decrease) in net asset value	.23	1.90	(1.01)
Net asset value, ending	$ 25.96	$25.73	$23.83

Total return*	.89%	8.02%	(3.35%)
Ratios to average net assets:A
Net investment income	.01%	.04%	.82%
Total expenses	2.24%	2.27%	2.36%
Expenses before offsets	2.24%	2.27%	2.36%
Net expenses	2.24%	2.27%	2.35%
Portfolio turnover	100%	75%	57%
Net assets, ending (in thousands)	$ 9,306	$12,127	$14,294

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES		2008	2007
Net asset value, beginning		$31.13	$29.24
Income from investment operations:
Net investment income		.28	.28
Net realized and unrealized gain (loss)		(4.66)	1.89
Total from investment operations		(4.38)	2.17
Distributions from:
Net investment income		(.28)	(.28)
Net realized gain		(1.63)	—
Total distributions		(1.91)	(.28)
Total increase (decrease) in net asset value		(6.29)	1.89
Net asset value, ending		$24.84	$31.13

Total return*		(14.93%)	7.45%
Ratios to average net assets:A
Net investment income		1.05%	.99%
Total expenses		2.19%	2.15%
Expenses before offsets		2.19%	2.15%
Net expenses		2.18%	2.14%
Portfolio turnover		77%	81%
Net assets, ending (in thousands)		$17,939	$24,767

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 108

CALVERT BALANCED PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011 (z)	2010 (z)	2009
Net asset value, beginning	$ 25.47	$23.58	$24.58
Income from investment operations:
Net investment income	.05	.05	.19
Net realized and unrealized gain (loss)	.23	1.88	(1.01)
Total from investment operations	.28	1.93	(.82)
Distributions from:
Net investment income	(.03)	(.04)	(.18)
Net realized gain	—	—	**
Total distributions	(.03)	(.04)	(.18)
Total increase (decrease) in net asset value	.25	1.89	(1.00)
Net asset value, ending	$ 25.72	$25.47	$23.58

Total return*	1.08%	8.17%	(3.22%)
Ratios to average net assets:A
Net investment income	.18%	.19%	.95%
Total expenses	2.07%	2.12%	2.21%
Expenses before offsets	2.07%	2.12%	2.21%
Net expenses	2.07%	2.12%	2.21%
Portfolio turnover	100%	75%	57%
Net assets, ending (in thousands)	$ 24,335	$24,269	$21,810

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2008	2007
Net asset value, beginning		$30.83	$28.95
Income from investment operations:
Net investment income		.32	.32
Net realized and unrealized gain (loss)		(4.64)	1.85
Total from investment operations		(4.32)	2.17
Distributions from:
Net investment income		(.30)	(.29)
Net realized gain		(1.63)	—
Total distributions		(1.93)	(.29)
Total increase (decrease) in net asset value		(6.25)	1.88
Net asset value, ending		$24.58	$30.83

Total return*		(14.88%)	7.53%
Ratios to average net assets:A
Net investment income		1.15%	1.07%
Total expenses		2.08%	2.07%
Expenses before offsets		2.08%	2.07%
Net expenses		2.08%	2.06%
Portfolio turnover		77%	81%
Net assets, ending (in thousands)		$24,631	$30,340

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 109

CALVERT EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011 (z)	2010 (z)	2009 (z)
Net asset value, beginning	$ 32.56	$29.25	$32.92
Income from investment operations:
Net investment income (loss)	(.09)	(.04)	.06
Net realized and unrealized gain (loss)	.44	3.39	(1.81)
Total from investment operations	.35	3.35	(1.75)
Distributions from:
Net investment income	—	(.04)	—
Net realized gain	—	—	(1.92)
Total distributions	—	(.04)	(1.92)
Total increase (decrease) in net asset value	.35	3.31	(3.67)
Net asset value, ending	$ 32.91	$32.56	$29.25

Total return*	1.07%	11.44%	(3.46%)
Ratios to average net assets:A
Net investment income (loss)	(.25%)	(.13%)	.23%
Total expenses	1.20%	1.22%	1.28%
Expenses before offsets	1.20%	1.22%	1.28%
Net expenses	1.20%	1.22%	1.28%
Portfolio turnover	41%	39%	38%
Net assets, ending (in thousands)	$ 1,297,315	$980,605	$837,205

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2008	2007
Net asset value, beginning		$41.06	$37.15
Income from investment operations:
Net investment income (loss)		(.02)	***
Net realized and unrealized gain (loss)		(5.69)	5.50
Total from investment operations		(5.71)	5.50
Distributions from:
Net realized gain		(2.43)	(1.59)
Total distributions		(2.43)	(1.59)
Total increase (decrease) in net asset value		(8.14)	3.91
Net asset value, ending		$32.92	$41.06

Total return*		(14.85%)	15.23%
Ratios to average net assets:A
Net investment income (loss)		(.05%)	(.01%)
Total expenses		1.21%	1.21%
Expenses before offsets		1.21%	1.21%
Net expenses		1.20%	1.21%
Portfolio turnover		51%	35%
Net assets, ending (in thousands)		$834,312	$1,000,992

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 110

CALVERT EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2011 (z)	2010 (z)	2009 (z)
Net asset value, beginning	$ 28.34	$25.67	$29.46
Income from investment operations:
Net investment income (loss)	(.36)	(.28)	(.15)
Net realized and unrealized gain (loss)	.42	2.95	(1.72)
Total from investment operations	.06	2.67	(1.87)
Distributions from:
Net realized gain	—	—	(1.92)
Total distributions	—	—	(1.92)
Total increase (decrease) in net asset value	.06	2.67	(3.79)
Net asset value, ending	$ 28.40	$28.34	$25.67

Total return*	.21%	10.40%	(4.34%)
Ratios to average net assets:A
Net investment income (loss)	(1.14%)	(1.03%)	(.69%)
Total expenses	2.08%	2.13%	2.22%
Expenses before offsets	2.08%	2.13%	2.22%
Net expenses	2.08%	2.13%	2.22%
Portfolio turnover	41%	39%	38%
Net assets, ending (in thousands)	$ 35,852	$35,761	$45,648

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES		2008	2007
Net asset value, beginning		$37.29	$34.15
Income from investment operations:
Net investment income (loss)		(.33)	(.33)
Net realized and unrealized gain (loss)		(5.07)	5.06
Total from investment operations		(5.40)	4.73
Distributions from:
Net realized gain		(2.43)	(1.59)
Total distributions		(2.43)	(1.59)
Total increase (decrease) in net asset value		(7.83)	3.14
Net asset value, ending		$29.46	$37.29

Total return*		(15.56%)	14.28%
Ratios to average net assets:A
Net investment income (loss)		(.89%)	(.84%)
Total expenses		2.05%	2.04%
Expenses before offsets		2.05%	2.04%
Net expenses		2.05%	2.04%
Portfolio turnover		51%	35%
Net assets, ending (in thousands)		$59,438	$87,476

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 111

CALVERT EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011 (z)	2010 (z)	2009 (z)
Net asset value, beginning	$ 26.15	$23.65	$27.32
Income from investment operations:
Net investment income (loss)	(.29)	(.23)	(.11)
Net realized and unrealized gain (loss)	.38	2.73	(1.64)
Total from investment operations	.09	2.50	(1.75)
Distributions from:
Net realized gain	—	—	(1.92)
Total distributions	—	—	(1.92)
Total increase (decrease) in net asset value	.09	2.50	(3.67)
Net asset value, ending	$ 26.24	$26.15	$23.65

Total return*	.34%	10.57%	(4.23%)
Ratios to average net assets:A
Net investment income (loss)	(1.01%)	(.92%)	(.57%)
Total expenses	1.95%	2.01%	2.09%
Expenses before offsets	1.95%	2.01%	2.09%
Net expenses	1.95%	2.01%	2.08%
Portfolio turnover	41%	39%	38%
Net assets, ending (in thousands)	$ 132,658	$97,961	$87,512

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2008	2007
Net asset value, beginning		$34.73	$31.89
Income from investment operations:
Net investment income (loss)		(.25)	(.25)
Net realized and unrealized gain (loss)		(4.73)	4.68
Total from investment operations		(4.98)	4.43
Distributions from:
Net realized gain		(2.43)	(1.59)
Total distributions		(2.43)	(1.59)
Total increase (decrease) in net asset value		(7.41)	2.84
Net asset value, ending		$27.32	$34.73

Total return*		(15.49%)	14.35%
Ratios to average net assets:A
Net investment income (loss)		(.81%)	(.76%)
Total expenses		1.97%	1.96%
Expenses before offsets		1.97%	1.96%
Net expenses		1.96%	1.96%
Portfolio turnover		51%	35%
Net assets, ending (in thousands)		$97,327	$119,917

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 112

CALVERT EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2011 (z)	2010 (z)	2009	# (z)
Net asset value, beginning	$ 32.78	$29.35	$27.35
Income from investment operations:
Net investment income	.04	.02	.08
Net realized and unrealized gain	.43	3.42	3.84
Total from investment operations	.47	3.44	3.92
Distributions from:
Net investment income	—	(.01)	—
Net realized gain	—	—	(1.92)
Total distributions	—	(.01)	(1.92)
Total increase (decrease) in net asset value	.47	3.43	2.00
Net asset value, ending	$ 33.25	$32.78	$29.35

Total return*	1.43%	11.73%	16.59%
Ratios to average net assets:A
Net investment income	.10%	.08%	.34	% (a)
Total expenses	.84%	1.14%	11.72	% (a)
Expenses before offsets	.84%	.96%	.96	% (a)
Net expenses	.84%	.96%	.96	% (a)
Portfolio turnover	41%	39%	35%
Net assets, ending (in thousands)	$ 66,377	$11,811	$483

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 113

CALVERT SOCIAL INDEX FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011 (z)	2010	2009 (z)
Net asset value, beginning	$ 10.48	$9.70	$10.44
Income from investment operations:
Net investment income	.09	.08	.11
Net realized and unrealized gain (loss)	(.14)	.80	(.75)
Total from investment operations	(.05)	.88	(.64)
Distributions from:
Net investment income	(.08)	(.10)	(.10)
Total distributions	(.08)	(.10)	(.10)
Total increase (decrease) in net asset value	(0.13)	.78	(.74)
Net asset value, ending	$ 10.35	$10.48	$9.70

Total return*	(.57%)	9.06%	(5.80%)
Ratios to average net assets:A
Net investment income	.81%	.77%	1.34%
Total expenses	.99%	1.06%	1.16%
Expenses before offsets	.75%	.75%	.75%
Net expenses	.75%	.75%	.75%
Portfolio turnover	8%	10%	16%
Net assets, ending (in thousands)	$ 71,741	$71,952	$63,609

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2008	2007 (z)
Net asset value, beginning		$13.67	$12.23
Income from investment operations:
Net investment income		.14	.15
Net realized and unrealized gain (loss)		(3.23)	1.41
Total from investment operations		(3.09)	1.56
Distributions from:
Net investment income		(.14)	(.12)
Total distributions		(.14)	(.12)
Total increase (decrease) in net asset value		(3.23)	1.44
Net asset value, ending		$10.44	$13.67

Total return*		(22.81%)	12.80%
Ratios to average net assets:A
Net investment income		1.14%	1.12%
Total expenses		1.10%	1.09%
Expenses before offsets		.76%	.77%
Net expenses		.75%	.75%
Portfolio turnover		14%	9%
Net assets, ending (in thousands)		$44,439	$59,291

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 114

CALVERT SOCIAL INDEX FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2011 (z)	2010	2009 (z)
Net asset value, beginning	$ 10.03	$9.30	$10.01
Income from investment operations:
Net investment income (loss)	(.02)	(.06)	.03
Net realized and unrealized gain (loss)	(.14)	.80	(.71)
Total from investment operations	(.16)	.74	(.68)
Distributions from:
Net investment income	—	(.01)	(.03)
Total distributions	—	(.01)	(.03)
Total increase (decrease) in net asset value	(.16)	.73	(.71)
Net asset value, ending	$ 9.87	$10.03	$9.30

Total return*	(1.60%)	7.94%	(6.67%)
Ratios to average net assets:A
Net investment income (loss)	(.19%)	(.23%)	.37%
Total expenses	2.31%	2.30%	2.46%
Expenses before offsets	1.75%	1.75%	1.75%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	8%	10%	16%
Net assets, ending (in thousands)	$ 2,324	$2,956	$3,433

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES		2008	2007 (z)
Net asset value, beginning		$13.11	$11.74
Income from investment operations:
Net investment income		.01	.01
Net realized and unrealized gain (loss)		(3.10)	1.36
Total from investment operations		(3.09)	1.37
Distributions from:
Net investment income		(.01)	***
Total distributions		(.01)	***
Total increase (decrease) in net asset value		(3.10)	1.37
Net asset value, ending		$10.01	$13.11

Total return*		(23.57%)	11.68%
Ratios to average net assets:A
Net investment income		14%	.12%
Total expenses		2.11%	2.08%
Expenses before offsets		1.76%	1.77%
Net expenses		1.75%	1.75%
Portfolio turnover		14%	9%
Net assets, ending (in thousands)		$4,117	$6,036

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 115

CALVERT SOCIAL INDEX FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011 (z)	2010	2009 (z)
Net asset value, beginning	$ 10.03	$9.29	$10.01
Income from investment operations:
Net investment income (loss)	(.02)	(.02)	.03
Net realized and unrealized gain (loss)	(.14)	.77	(.72)
Total from investment operations	(.16)	.75	(.69)
Distributions from:
Net investment income	—	(.01)	(.03)
Total distributions	—	(.01)	(.03)
Total increase (decrease) in net asset value	(.16)	.74	(.72)
Net asset value, ending	$ 9.87	$10.03	$9.29

Total return*	(1.60%)	8.04%	(6.80%)
Ratios to average net assets:A
Net investment income (loss)	(.19%)	(.23%)	.36%
Total expenses	1.95%	2.06%	2.23%
Expenses before offsets	1.75%	1.75%	1.75%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	8%	10%	16%
Net assets, ending (in thousands)	$ 6,098	$6,139	$5,607

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2008	2007 (z)
Net asset value, beginning		$13.10	$11.73
Income from investment operations:
Net investment income		.01	.01
Net realized and unrealized gain (loss)		(3.09)	1.36
Total from investment operations		(3.08)	1.37
Distributions from:
Net investment income		(.01)	***
Total distributions		(.01)	***
Total increase (decrease) in net asset value		(3.09)	1.37
Net asset value, ending		$10.01	$13.10

Total return*		(23.51%)	11.69%
Ratios to average net assets:A
Net investment income		.14%	.12%
Total expenses		1.97%	1.96%
Expenses before offsets		1.76%	1.77%
Net expenses		1.75%	1.75%
Portfolio turnover		14%	9%
Net assets, ending (in thousands)		$6,141	$8,998

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 116

CALVERT ENHANCED EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011 (z)	2010 (z)	2009 (z)
Net asset value, beginning	$ 15.02	$13.62	$14.93
Income from investment operations:
Net investment income	.11	.07	.12
Net realized and unrealized gain (loss)	.11	1.44	(1.25)
Total from investment operations	.22	1.51	(1.13)
Distributions from:
Net investment income	(.08)	(.11)	(.18)
Total distributions	(.08)	(.11)	(.18)
Total increase (decrease) in net asset value	.14	1.40	(1.31)
Net asset value, ending	$ 15.16	$15.02	$13.62

Total return*	1.43%	11.10%	(7.22%)
Ratios to average net assets:A
Net investment income	.68%	.47%	1.10%
Total expenses	1.44%	1.48%	1.54%
Expenses before offsets	1.34%	1.38%	1.44%
Net expenses	1.34%	1.38%	1.43%
Portfolio turnover	111%	109%	111%
Net assets, ending (in thousands)	$ 32,184	$34,563	$33,040

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2008 (z)	2007 (z)
Net asset value, beginning		$20.49	$19.75
Income from investment operations:
Net investment income		.15	.13
Net realized and unrealized gain (loss)		(4.52)	1.53
Total from investment operations		(4.37)	1.66
Distributions from:
Net investment income		(.11)	(.09)
Net realized gain		(1.08)	(.83)
Total distributions		(1.19)	(.92)
Total increase (decrease) in net asset value		(5.56)	.74
Net asset value, ending		$14.93	$20.49

Total return*		(22.57%)	8.58%
Ratios to average net assets:A
Net investment income		.84%	.66%
Total expenses		1.36%	1.33%
Expenses before offsets		1.26%	1.23%
Net expenses		1.24%	1.20%
Portfolio turnover		46%	56%
Net assets, ending (in thousands)		$45,345	$65,209

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 117

CALVERT ENHANCED EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2011 (z)	20010 (z)	2009 (z)
Net asset value, beginning	$ 13.57	$12.36	$13.51
Income from investment operations:
Net investment income (loss)	(.10)	(.11)	(.03)
Net realized and unrealized gain (loss)	.10	1.32	(1.12)
Total from investment operations	—	1.21	(1.15)
Total increase (decrease) in net asset value	—	1.21	(1.15)
Net asset value, ending	$ 13.57	$13.57	$12.36

Total return*	.00%	9.79%	(8.51%)
Ratios to average net assets:A
Net investment income (loss)	(.65%)	(.82%)	(.26%)
Total expenses	2.80%	2.78%	2.97%
Expenses before offsets	2.67%	2.67%	2.83%
Net expenses	2.67%	2.67%	2.83%
Portfolio turnover	111%	109%	111%
Net assets, ending (in thousands)	$ 1,704	$2,329	$2,768

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES		2008 (z)	2007 (z)
Net asset value, beginning		$18.72	$18.20
Income from investment operations:
Net investment income (loss)		(.04)	(.06)
Net realized and unrealized gain (loss)		(4.09)	1.41
Total from investment operations		(4.13)	1.35
Distributions from:
Net realized gain		(1.08)	(.83)
Total distributions		(1.08)	(.83)
Total increase (decrease) in net asset value		(5.21)	.52
Net asset value, ending		$13.51	$18.72

Total return*		(23.36%)	7.55%
Ratios to average net assets:A
Net investment income (loss)		(.23%)	(.30%)
Total expenses		2.41%	2.29%
Expenses before offsets		2.31%	2.19%
Net expenses		2.30%	2.16%
Portfolio turnover		46%	56%
Net assets, ending (in thousands)		$4,003	$7,257

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 118

CALVERT ENHANCED EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011 (z)	2010 (z)	2009 (z)
Net asset value, beginning	$ 13.75	$12.48	$13.61
Income from investment operations:
Net investment income (loss)	(.03)	(.06)	.01
Net realized and unrealized gain (loss)	.10	1.33	(1.12)
Total from investment operations	.07	1.27	(1.11)
Distributions from:
Net investment income	—	—	(.02)
Total distributions	—	—	(.02)
Total increase (decrease) in net asset value	.07	1.27	(1.13)
Net asset value, ending	$ 13.82	$13.75	$12.48

Total return*	.51%	10.18%	(8.09%)
Ratios to average net assets:A
Net investment income (loss)	(.22%)	(.46%)	.12%
Total expenses	2.33%	2.42%	2.52%
Expenses before offsets	2.23%	2.32%	2.41%
Net expenses	2.23%	2.32%	2.41%
Portfolio turnover	111%	109%	111%
Net assets, ending (in thousands)	$ 5,962	$6,297	$5,767

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2008 (z)	2007 (z)
Net asset value, beginning		$18.82	$18.27
Income from investment operations:
Net investment income (loss)		—	(.04)
Net realized and unrealized gain (loss)		(4.13)	1.42
Total from investment operations		(4.13)	1.38
Distributions from:
Net realized gain		(1.08)	(.83)
Total distributions		(1.08)	(.83)
Total increase (decrease) in net asset value		(5.21)	.55
Net asset value, ending		$13.61	$18.82

Total return*		(23.23%)	7.69%
Ratios to average net assets:A
Net investment income (loss)		(.03%)	(.20%)
Total expenses		2.22%	2.19%
Expenses before offsets		2.12%	2.09%
Net expenses		2.10%	2.06%
Portfolio turnover		46%	56%
Net assets, ending (in thousands)		$6,631	$10,089

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 119

CALVERT CAPITAL ACCUMULATION FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011 (z)	2010	2009
Net asset value, beginning	$24.93	$20.71	$23.00
Income from investment operations:
Net investment income (loss)	(.28)	(.25)	(.17)
Net realized and unrealized gain (loss)	1.35	4.47	(2.12)
Total from investment operations	1.07	4.22	(2.29)
Total increase (decrease) in net asset value	1.07	4.22	(2.29)
Net asset value, ending	$26.00	$24.93	$20.71

Total return*	4.29%	20.38%	(9.96%)
Ratios to average net assets:A
Net investment income (loss)	(.93%)	(1.08%)	(.92%)
Total expenses	1.58%	1.76%	1.88%
Expenses before offsets	1.58%	1.76%	1.88%
Net expenses	1.58%	1.76%	1.88%
Portfolio turnover	65%	87%	72%
Net assets, ending (in thousands)	$128,755	$86,635	$72,289

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2008 (z)	2007 (z)
Net asset value, beginning		$28.11	$24.02
Income from investment operations:
Net investment income (loss)		(.21)	(.26)
Net realized and unrealized gain (loss)		(4.49)	4.35
Total from investment operations		(4.70)	4.09
Distributions from:
Net realized gain		(.41)	—
Total distributions		(.41)	—
Total increase (decrease) in net asset value		(5.11)	4.09
Net asset value, ending		$23.00	$28.11

Total return*		(16.97%)	17.03%
Ratios to average net assets:A
Net investment income (loss)		(.79%)	(.98%)
Total expenses		1.66%	1.66%
Expenses before offsets		1.66%	1.66%
Net expenses		1.65%	1.64%
Portfolio turnover		49%	47%
Net assets, ending (in thousands)		$85,195	$107,976

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 120

CALVERT CAPITAL ACCUMULATION FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2011 (z)	2010	2009
Net asset value, beginning	$22.03	$18.50	$20.78
Income from investment operations:
Net investment income (loss)	(.55)	(.53)	(.39)
Net realized and unrealized gain (loss)	1.24	4.06	(1.89)
Total from investment operations	.69	3.53	(2.28)
Total increase (decrease) in net asset value	.69	3.53	(2.28)
Net asset value, ending	$22.72	$22.03	$18.50

Total return*	3.13%	19.08%	(10.97%)
Ratios to average net assets:A
Net investment income (loss)	(2.07%)	(2.17%)	(2.04%)
Total expenses	2.72%	2.84%	2.99%
Expenses before offsets	2.72%	2.84%	2.99%
Net expenses	2.71%	2.84%	2.99%
Portfolio turnover	65%	87%	72%
Net assets, ending (in thousands)	$3,129	$4,138	$4,793

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES		2008	2007 (z)
Net asset value, beginning		$25.66	$22.13
Income from investment operations:
Net investment income (loss)		(.47)	(.45)
Net realized and unrealized gain (loss)		(4.00)	3.98
Total from investment operations		(4.47)	3.53
Distributions from:
Net realized gain		(.41)	—
Total distributions		(.41)	—
Total increase (decrease) in net asset value		4.88	3.53
Net asset value, ending		$20.78	$25.66

Total return*		(17.70%)	15.95%
Ratios to average net assets:A
Net investment income (loss)		(1.73%)	(1.86%)
Total expenses		2.57%	2.54%
Expenses before offsets		2.57%	2.54%
Net expenses		2.56%	2.52%
Portfolio turnover		49%	47%
Net assets, ending (in thousands)		$7,803	$11,613

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 121

CALVERT CAPITAL ACCUMULATION FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011 (z)	2010	2009
Net asset value, beginning	$21.55	$18.05	$20.20
Income from investment operations:
Net investment income (loss)	(.46)	(.39)	(.28)
Net realized and unrealized gain (loss)	1.20	3.89	(1.87)
Total from investment operations	.74	3.50	(2.15)
Total increase (decrease) in net asset value	.74	3.50	(2.15)
Net asset value, ending	$22.29	$21.55	$18.05

Total return*	3.43%	19.39%	(10.64%)
Ratios to average net assets:A
Net investment income (loss)	(1.79%)	(1.87%)	(1.75%)
Total expenses	2.44%	2.54%	2.71%
Expenses before offsets	2.44%	2.54%	2.71%
Net expenses	2.44%	2.54%	2.70%
Portfolio turnover	65%	87%	72%
Net assets, ending (in thousands)	$12,973	$9,449	$8,287

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2008	2007 (z)
Net asset value, beginning		$24.93	$21.47
Income from investment operations:
Net investment income (loss)		(.38)	(.41)
Net realized and unrealized gain (loss)		(3.94)	3.87
Total from investment operations		(4.32)	3.46
Distributions from:
Net realized gain		(.41)	—
Total distributions		(.41)	—
Total increase (decrease) in net asset value		(4.73)	3.46
Net asset value, ending		$20.20	$24.93

Total return*		(17.62%)	16.12%
Ratios to average net assets:A
Net investment income (loss)		(.157%)	(1.74%)
Total expenses		2.42%	2.42%
Expenses before offsets		2.42%	2.42%
Net expenses		2.42%	2.41%
Portfolio turnover		49%	47%
Net assets, ending (in thousands)		$10,252	$13,275

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 122

CALVERT CAPITAL ACCUMULATION FUND FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,
CLASS Y SHARES	2011	(z) ##
Net asset value, beginning	$29.79
Income from investment operations:
Net investment income (loss)	(.15)
Net realized and unrealized gain (loss)	(3.61)
Total from investment operations	(3.76)
Total increase (decrease) in net asset value	(3.76)
Net asset value, ending	$26.03

Total return*	(12.62%)
Ratios to average net assets:A
Net investment income (loss)	(.74	%) (a)
Total expenses	1.49	% (a)
Expenses before offsets	1.44	% (a)
Net expenses	1.44	% (a)
Portfolio turnover****	65%
Net assets, ending (in thousands)	$7,968

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 123

CALVERT INTERNATIONAL EQUITY FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011 (z)	2010 (z)	2009 (z)
Net asset value, beginning	$13.88	$13.83	$15.31
Income from investment operations:
Net investment income	.15	.06	.11
Net realized and unrealized gain (loss)	(2.15)	.09	(1.19)
Total from investment operations	(2.00)	.15	(1.08)
Distributions from:
Net investment income	(.04)	(.10)	(.37)
Net realized gain	—	—	(.03)
Total distributions	(.04)	(.10)	(.40)
Total increase (decrease) in net asset value	(2.04)	0.05	(1.48)
Net asset value, ending	$11.84	$13.88	$13.83

Total return*	(14.47%)	1.08%	(6.27%)
Ratios to average net assets:A
Net investment income	1.03%	.46%	.99%
Total expenses	1.80%	1.83%	1.87%
Expenses before offsets	1.80%	1.80%	1.86%
Net expenses	1.80%	1.80%	1.86%
Portfolio turnover	49%	133%	135%
Net assets, ending (in thousands)	$173,936	$245,309	$270,900

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2008	2007
Net asset value, beginning		$25.57	$23.87
Income from investment operations:
Net investment income		.37	.22
Net realized and unrealized gain (loss)		(8.46)	4.61
Total from investment operations		(8.09)	4.83
Distributions from:
Net investment income		(.24)	(.20)
Net realized gain		(1.93)	(2.93)
Total distributions		(2.17)	(3.13)
Total increase (decrease) in net asset value		(10.26)	1.70
Net asset value, ending		$15.31	$25.57

Total return*		(34.31%)	21.72%
Ratios to average net assets:A
Net investment income		1.81%	1.08%
Total expenses		1.65%	1.62%
Expenses before offsets		1.63%	1.60%
Net expenses		1.63%	1.60%
Portfolio turnover		100%	82%
Net assets, ending (in thousands)		$324,091	$546,564

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 124

CALVERT INTERNATIONAL EQUITY FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2011 (z)	2010 (z)	2009 (z)
Net asset value, beginning	$12.40	$12.40	$13.69
Income from investment operations:
Net investment income (loss)	(.03)	(.09)	(.02)
Net realized and unrealized gain (loss)	(1.89)	.09	(1.06)
Total from investment operations	(1.92)	—	(1.08)
Distributions from:
Net investment income	—	—	(.18)
Net realized gain	—	—	(.03)
Total distributions	—	—	(.21)
Total increase (decrease) in net asset value	(1.92)	—	(1.29)
Net asset value, ending	$10.48	$12.40	$12.40

Total return*	(15.48%)	0.00%	(7.47%)
Ratios to average net assets:A
Net investment income (loss)	(.21%)	(.74%)	(.26%)
Total expenses	3.02%	3.03%	3.12%
Expenses before offsets	2.97%	2.97%	3.10%
Net expenses	2.97%	2.97%	3.10%
Portfolio turnover	49%	133%	135%
Net assets, ending (in thousands)	$4,506	$6,850	$8,993

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES		2008	2007
Net asset value, beginning		$23.11	$21.85
Income from investment operations:
Net investment income		.12	.09
Net realized and unrealized gain (loss)		(7.56)	4.10
Total from investment operations		(7.44)	4.19
Distributions from:
Net investment income		(.05)	—
Net realized gain		(1.93)	(2.93)
Total distributions		(1.98)	(2.93)
Total increase (decrease) in net asset value		(9.42)	1.26
Net asset value, ending		$13.69	$23.11

Total return*		(34.97%)	20.60%
Ratios to average net assets:A
Net investment income		.78%	.13%
Total expenses		2.63%	2.57%
Expenses before offsets		2.61%	2.54%
Net expenses		2.60%	2.54%
Portfolio turnover		100%	82%
Net assets, ending (in thousands)		$12,512	$23,805

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 125

CALVERT INTERNATIONAL EQUITY FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011 (z)	2010 (z)	2009 (z)
Net asset value, beginning	$12.10	$12.07	$13.31
Income from investment operations:
Net investment income (loss)	.01	(.05)	.01
Net realized and unrealized gain (loss)	(1.85)	.08	(1.03)
Total from investment operations	(1.84)	.03	(1.02)
Distributions from:
Net investment income	—	—	(.19)
Net realized gain	—	—	(.03)
Total distributions	—	—	(.22)
Total increase (decrease) in net asset value	(1.84)	0.03	(1.24)
Net asset value, ending	$10.26	$12.10	$12.07

Total return*	(15.21%)	0.25%	(7.16%)
Ratios to average net assets:A
Net investment income (loss)	.12%	(.41%)	.07%
Total expenses	2.67%	2.72%	2.79%
Expenses before offsets	2.67%	2.69%	2.79%
Net expenses	2.67%	2.69%	2.79%
Portfolio turnover	49%	133%	135%
Net assets, ending (in thousands)	$16,195	$21,942	$24,107

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2008	2007
Net asset value, beginning		$22.51	$21.34
Income from investment operations:
Net investment income		.19	.13
Net realized and unrealized gain (loss)		(7.40)	3.99
Total from investment operations		(7.21)	4.12
Distributions from:
Net investment income		(.06)	(.02)
Net realized gain		(1.93)	(2.93)
Total distributions		(1.99)	(2.95)
Total increase (decrease) in net asset value		(9.20)	1.17
Net asset value, ending		$13.31	$22.51

Total return*		(34.86%)	20.81%
Ratios to average net assets:A
Net investment income		1.01%	.31%
Total expenses		2.47%	2.43%
Expenses before offsets		2.45%	2.41%
Net expenses		2.45%	2.40%
Portfolio turnover		100%	82%
Net assets, ending (in thousands)		$31,475	$50,790

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 126

CALVERT INTERNATIONAL EQUITY FUND FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2011 (z)	2010 (z)	2009	# (z)
Net asset value, beginning	$14.53	$14.34	$11.45
Income from investment operations:
Net investment income	.24	.08	.17
Net realized and unrealized gain (loss)	(2.30)	.17	2.76
Total from investment operations	(2.06)	.25	2.93
Distributions from:
Net investment income	(.02)	(.06)	(.01)
Net realized gain	—	—	(.03)
Total distributions	(.02)	(.06)	(.04)
Total increase (decrease) in net asset value	(2.08)	0.19	2.89
Net asset value, ending	$12.45	$14.53	$14.34

Total return*	(14.20%)	1.73%	25.75%
Ratios to average net assets:A
Net investment income	1.56%	.61%	1.52	% (a)
Total expenses	1.51%	2.14%	5.91	% (a)
Expenses before offsets	1.39%	1.39%	1.39	% (a)
Net expenses	1.39%	1.39%	1.39	% (a)
Portfolio turnover	49%	133%	100%
Net assets, ending (in thousands)	$7,398	$2,790	$702

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 127

CALVERT INTERNATIONAL OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS
	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011	2010 (z)	2009	(z)
Net asset value, beginning	$12.43	$11.40	$11.50
Income from investment operations:
Net investment income	.10	.06	.06
Net realized and unrealized gain (loss)	(1.93)	.97	(.10)
Total from investment operations	(1.83)	1.03	(.04)
Distributions from:
Net investment income	(.03)	—	(.06)
Net realized gain	—	—	***
Total from distributions	(.03)	—	(.06)
Total increase (decrease) in net asset value	(1.86)	1.03	(.10)
Net asset value, ending	$10.57	$12.43	$11.40
Total return*	(14.78%)	9.04%	(.16%)
Ratios to average net assets:A
Net investment income	.68%	.48%	.63%
Total expenses	2.21%	2.27%	2.70%
Expenses before offsets	1.66%	1.66%	1.67%
Net expenses	1.66%	1.66%	1.67%
Portfolio turnover	126%	44%	98%
Net assets, ending (in thousands)	$24,874	$30,062	$21,328
		PERIODS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2008 (z)	2007	### (z)
Net asset value, beginning		$15.32	$15.00
Income from investment operations:
Net investment income		.17	.02
Net realized and unrealized gain (loss)		(3.99)	.30
Total from investment operations		(3.82)	.32
Total increase (decrease) in net asset value		(3.82)	.32
Net asset value, ending		$11.50	$15.32
Total return*		(24.93%)	2.13%
Ratios to average net assets:A
Net investment income		1.22%	.50	% (a)
Total expenses		2.81%	7.82	% (a)
Expenses before offsets		1.68%	1.74	% (a)
Net expenses		1.66%	1.66	% (a)
Portfolio turnover		29%	2%
Net assets, ending (in thousands)		$16,710	$5,678

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 128

CALVERT INTERNATIONAL OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS
		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2011	2010 (z)	2009	(z)
Net asset value, beginning		$12.20	$11.29	$11.39
Income from investment operations:
Net investment income (loss)		(.01)	(.03)	(.02)
Net realized and unrealized gain (loss)		(1.87)	.94	(.08)
Total from investment operations	`	(1.88)	.91	(.10)
Distributions from:
Net realized gain		—	—	***
Total from distributions		—	—	***
Total increase (decrease) in net asset value		(1.88)	.91	(.10)
Net asset value, ending		$10.32	$12.20	$11.29
Total return*		(15.41%)	8.06%	(.82%)
Ratios to average net assets:A
Net investment income (loss)		(.13%)	(.25%)	(.19%)
Total expenses		3.48%	3.88%	5.38%
Expenses before offsets		2.50%	2.50%	2.51%
Net expenses		2.50%	2.50%	2.51%
Portfolio turnover		126%	44%	98%
Net assets, ending (in thousands)		$1,831	$1,744	$823

			PERIODS ENDED
			SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES			2008 (z)	2007	+(z)
Net asset value, beginning			$15.30	$14.74
Income from investment operations
Net investment income			.09	.01
Net realized and unrealized gain (loss)			(4.00)	.55
Total from investment operations			(3.91)	.56
Total increase (decrease) in net asset value			(3.91)	.56
Net asset value, ending			$11.39	$15.30

Total return*			(25.56%)	3.80%
Ratios to average net assets:A
Net investment income			.67%	1.14	% (a)
Total expenses			7.55%	66.65	% (a)
Expenses before offsets			2.52%	2.58	% (a)
Net expenses			2.50%	2.50	% (a)
Portfolio turnover			29%	1%
Net assets, ending (in thousands)			$620	$140

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 129

CALVERT INTERNATIONAL OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS
	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2011	2010 (z)	2009	#(z)
Net asset value, beginning	$11.72	$11.50	$8.67
Income from investment operations:
Net investment income	.13	.10	.13
Net realized and unrealized gain (loss)	(1.83)	.90	2.70
Total from investment operations	(1.70)	1.00	2.83
Distributions from:
Net investment income	(.02)	(.78)	—
Net realized gain	—	—	***
Total from distributions	(.02)	(.78)	***
Total increase (decrease) in net asset value	(1.72)	.22	2.83
Net asset value, ending	$10.00	$11.72	$11.50

Total return*	(14.52%)	9.18%	32.71%
Ratios to average net assets:A
Net investment income	1.04%	.96%	1.56	% (a)
Total expenses	2.68%	4.73%	21.67	% (a)
Expenses before offsets	1.41%	1.41%	1.42	% (a)
Net expenses	1.41%	1.41%	1.41	% (a)
Portfolio turnover	126%	44%	90%
Net assets, ending (in thousands)	$1,519	$944	$112

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 130

CALVERT SMALL CAP FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011 (z)	2010	2009
Net asset value, beginning	$15.55	$14.14	$15.61
Income from investment operations:
Net investment income (loss)	.02	(.06)	(.02)
Net realized and unrealized gain (loss)	(.42)	1.47	(1.45)
Total from investment operations	(.40)	1.41	(1.47)
Total increase (decrease) in net asset value	(.40)	1.41	(1.47)
Net asset value, ending	$15.15	$15.55	$14.14

Total return*	(2.56%)	9.97%	(9.42%)
Ratios to average net assets:A
Net investment income (loss)	.13%	(.35%)	(.18%)
Total expenses	1.81%	1.94%	2.09%
Expenses before offsets	1.69%	1.69%	1.70%
Net expenses	1.69%	1.69%	1.69%
Portfolio turnover	9%	174%	61%
Net assets, ending (in thousands)	$81,374	$34,763	$34,051

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2008	2007
Net asset value, beginning		$18.95	$17.19
Income from investment operations:
Net investment income (loss)		(.04)	.01
Net realized and unrealized gain (loss)		(3.30)	1.75
Total from investment operations		(3.34)	1.76
Total increase (decrease) in net asset value		(3.34)	1.76
Net asset value, ending		$15.61	$18.95

Total return*		(17.63%)	10.24%
Ratios to average net assets:A
Net investment income (loss)		(.21%)	.03%
Total expenses		1.88%	1.84%
Expenses before offsets		1.70%	1.72%
Net expenses		1.69%	1.69%
Portfolio turnover		62%	46%
Net assets, ending (in thousands)		$31,035	$42,407

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 131

CALVERT SMALL CAP FUND FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,
CLASS B SHARES	2011	(z)++
Net asset value, beginning	$16.81
Income from investment operations:
Net investment income (loss)	(0.21)
Net realized and unrealized gain (loss)	(1.63)
Total from investment operations	(1.84)
Total increase (decrease) in net asset value	(1.84)
Net asset value, ending	$14.97

Total return*	(10.95%)
Ratios to average net assets:A
Net investment income (loss)	(1.38	%) (a)
Total expenses	3.46	% (a)
Expenses before offsets	3.19	% (a)
Net expenses	3.19	% (a)
Portfolio turnover****	9%
Net assets, ending (in thousands)	$2,183

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 132

CALVERT SMALL CAP FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011 (z)	2010	2009
Net asset value, beginning	$14.77	$13.55	$15.08
Income from investment operations:
Net investment income (loss)	(.15)	(.15)	(.12)
Net realized and unrealized gain (loss)	(.37)	1.37	(1.41)
Total investment operations	(.52)	1.22	(1.53)
Total increase (decrease) in net asset value	(.52)	1.22	(1.53)
Net asset value, ending	$14.25	$14.77	$13.55

Total return*	(3.52%)	9.00%	(10.15%)
Ratios to average net assets:A
Net investment income (loss)	(.87%)	(1.28%)	(1.17%)
Total expenses	2.74%	3.17%	3.64%
Expenses before offsets	2.69%	2.69%	2.70%
Net expenses	2.69%	2.69%	2.69%
Portfolio turnover	9%	174%	61%
Net assets, ending (in thousands)	$8,618	$2,583	$1,889

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2008	2007
Net asset value, beginning		$18.50	$16.94
Income from investment operations:
Net investment income (loss)		(.20)	(.13)
Net realized and unrealized gain (loss)		(3.22)	1.69
Total from investment operations		(3.42)	1.56
Total increase (decrease) in net asset value		(3.42)	1.56
Net asset value, ending		$15.08	$18.50

Total return*		(18.49%)	9.21%
Ratios to average net assets:A
Net investment income (loss)		(1.21%)	(.96%)
Total expenses		3.22%	3.29%
Expenses before offsets		2.70%	2.72%
Net expenses		2.69%	2.69%
Portfolio turnover		62%	46%
Net assets, ending (in thousands)		$1,735	$2,095

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 133

CALVERT GLOBAL ALTERNATIVE ENERGY FUND FINANCIAL HIGHLIGHTS
	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011 (z)	2010	2009	(z)
Net asset value, beginning	$8.22	$10.45	$12.35
Income from investment operations:
Net investment income (loss)	.10	(.07)	(.02)
Net realized and unrealized gain (loss)	(2.84)	(2.16)	(1.88)
Total from investment operations	(2.74)	(2.23)	(1.90)
Total increase (decrease) in net asset value	(2.74)	(2.23)	(1.90)
Net asset value, ending	$5.48	$8.22	$10.45
Total return*	(33.33%)	(21.34%)	(15.38%)
Ratios to average net assets:A
Net investment income (loss)	1.28%	(.69%)	(.25%)
Total expenses	2.30%	2.29%	2.37%
Expenses before offsets	1.85%	1.85%	1.85%
Net expenses	1.85%	1.85%	1.85%
Portfolio turnover	65%	73%	61%
Net assets, ending (in thousands)	$76,921	$145,314	$198,077

		PERIODS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2008 (z)	2007	### (z)
Net asset value, beginning		$16.35	$15.00
Income from investment operations:
Net investment income (loss)		(.15)	(.05)
Net realized and unrealized gain (loss)		(3.85)	1.40
Total from investment operations		(4.00)	1.35
Total increase (decrease) in net asset value		(4.00)	1.35
Net asset value, ending		$12.35	$16.35

Total return*		(24.46%)	9.00%
Ratios to average net assets:A
Net investment income (loss)		(.89%)	(1.04	%) (a)
Total expenses		2.23%	4.94	% (a)
Expenses before offsets		1.86%	1.88	% (a)
Net expenses		1.85%	1.85	% (a)
Portfolio turnover		54%	2%
Net assets, ending (in thousands)		$173,942	$27,537

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 134

CALVERT GLOBAL ALTERNATIVE ENERGY FUND FINANCIAL HIGHLIGHTS
	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011 (z)	2010	2009	(z)
Net asset value, beginning	$7.99	$10.26	$12.23
Income from investment operations:
Net investment income (loss)	.02	(.15)	(.10)
Net realized and unrealized gain (loss)	(2.73)	(2.12)	(1.87)
Total from investment operations	(2.71)	(2.27)	(1.97)
Total increase (decrease) in net asset value	(2.71)	(2.27)	(1.97)
Net asset value, ending	$5.28	$7.99	$10.26
Total return*	(33.92%)	(22.12%)	(16.11%)
Ratios to average net assets:A
Net investment income (loss)	.28%	(1.68%)	(1.24%)
Total expenses	3.10%	3.10%	3.20%
Expenses before offsets	2.85%	2.85%	2.85%
Net expenses	2.85%	2.85%	2.85%
Portfolio turnover	65%	73%	61%
Net assets, ending (in thousands)	$18,300	$33,191	$42,224

		PERIODS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2008 (z)	2007	+(z)
Net asset value, beginning		$16.36	$15.66
Income from investment operations:
Net investment income (loss)		(.30)	(.05)
Net realized and unrealized gain (loss)		(3.83)	.75
Total from investment operations		(4.13)	.70
Total increase (decrease) in net asset value		(4.13)	.70
Net asset value, ending		$12.23	$16.36

Total return*		(25.24%)	4.47%
Ratios to average net assets:A
Net investment income (loss)		(1.86%)	(2.23	%)(a)
Total expenses		2.98%	7.70	% (a)
Expenses before offsets		2.86%	2.88	% (a)
Net expenses		2.85%	2.85	% (a)
Portfolio turnover		54%	1%
Net assets, ending (in thousands)		$36,348	$1,515

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 135

CALVERT GLOBAL ALTERNATIVE ENERGY FUND FINANCIAL HIGHLIGHTS
	PERIODS ENDED
	SEPTEMBER 30,
CLASS Y SHARES	2011	^^^(z)
Net asset value, beginning	$ 7.70
Income from investment operations:
Net investment income (loss)	(.01)
Net realized and unrealized gain (loss)	(2.20)
Total from investment operations	(2.21)
Distributions from:
Net investment income	—
Net realized gain	—
Total ditributions	—
Total increase (decrease) in net asset value	(2.21)
Net asset value, ending	$ 5.49
Total return*	(28.70%)
Ratios to average net assets:A
Net investment income	(.92	%) (a)
Total expenses	873.73	% (a)
Expenses before offsets	1.60	% (a)
Net expenses	1.60	% (a)
Portfolio turnover****	65%
Net assets, ending (in thousands)	$ 9

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 136

CALVERT GLOBAL WATER FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011 (z)	2010 (z)
Net asset value, beginning	$15.40	$14.85
Income from investment operations:
Net investment income	.06	.02
Net realized and unrealized gain (loss)	(.69)	.79
Total from investment operations	(.63)	.81
Distributions from:
Net investment income	(.02)	(.03)
Net realized gain	(.46)	(.23)
Total distributions	(.48)	(.26)
Total increase (decrease) in net asset value	(1.11)	.55
Net asset value, ending	$14.29	$15.40

Total return*	(4.38%)	5.50%
Ratios to average net assets:A
Net investment income	.36%	16%
Total expenses	2.32%	2.69%
Expenses before offsets	1.85%	1.85%
Net expenses	1.85%	1.85%
Portfolio turnover	125%	61%
Net assets, ending (in thousands)	$39,535	$35,401

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2009 (z)	2008 ^
Net asset value, beginning	$15.00	$15.00
Income from investment operations:
Net investment income	.11	—
Net realized and unrealized gain (loss)	(.26)	—
Total from investment operations	(.15)	—
Distributions from:
Net investment income	—	—
Net realized gain	—	—
Total distributions	—	—
Total increase (decrease) in net asset value	(.15)	—
Net asset value, ending	$14.85	$15.00

Total return*	(1.00%)	—
Ratios to average net assets:A
Net investment income	.87%	—
Total expenses	5.78%	—
Expenses before offsets	1.99%	—
Net expenses	1.85%	—
Portfolio turnover	58%	—
Net assets, ending (in thousands)	$9,365	$1,000

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 137

CALVERT GLOBAL WATER FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011 (z)	2010 (z)
Net asset value, beginning	$15.12	$14.70
Income from investment operations:
Net investment income (loss)	(.10)	(.13)
Net realized and unrealized gain (loss)	(.66)	.79
Total from investment operations	(.76)	.66
Distributions from:
Net investment income	—	(.01)
Net realized gain	(.46)	(.23)
Total distributions	(.46)	(.24)
Total increase (decrease) in net asset value	(1.22)	.42
Net asset value, ending	$13.90	$15.12

Total return*	(5.33%)	4.51%
Ratios to average net assets:A
Net investment income (loss)	(.60%)	(.90%)
Total expenses	3.26%	3.96%
Expenses before offsets	2.85%	2.85%
Net expenses	2.85%	2.85%
Portfolio turnover	125%	61%
Net assets, ending (in thousands)	$5,537	$3,202

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2009 (z)	2008 ^
Net asset value, beginning	$15.00	$15.00
Income from investment operations:
Net investment income	**	—
Net realized and unrealized gain (loss)	(.30)	—
Total from investment operations	(.30)	—
Distributions from:
Net investment income	—	—
Net realized gain	—	—
Total distributions	—	—
Total increase (decrease) in net asset value	(.30)	—
Net asset value, ending	$14.70	$15.00

Total return*	(2.00%)	—
Ratios to average net assets:A
Net investment income	.03%	—
Total expenses	11.38%	—
Expenses before offsets	2.99%	—
Net expenses	2.85%	—
Portfolio turnover	58%	—
Net assets, ending (in thousands)	$915	$1

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 138

CALVERT GLOBAL WATER FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2011 (z)	2010 (z)
Net asset value, beginning	$15.44	$14.83
Income from investment operations:
Net investment income	.12	.09
Net realized and unrealized gain (loss)	(.71)	.77
Total from investment operations	(.59)	.86
Distributions from:
Net investment income	(.11)	(.02)
Net realized gain	(.46)	(.23)
Total distributions	(.57)	(.25)
Total increase (decrease) in net asset value	(1.16)	.61
Net asset value, ending	$14.28	$15.44

Total return*	(4.22%)	5.84%
Ratios to average net assets:A
Net investment income	.76%	.61%
Total expenses	2.56%	8.03%
Expenses before offsets	1.60%	1.60%
Net expenses	1.60%	1.60%
Portfolio turnover	125%	61%
Net assets, ending (in thousands)	$2,934	$345

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2009 (z)	2008 ^
Net asset value, beginning	$15.00	$15.00
Income from investment operations:
Net investment income	.08	—
Net realized and unrealized gain (loss)	(.25)	—
Total from investment operations	(.17)	—
Distributions from:
Net investment income	—	—
Net realized gain	—	—
Total distributions	—	—
Total increase (decrease) in net asset value	(.17)	—
Net asset value, ending	$14.83	$15.00

Total return*	(1.13%)	—
Ratios to average net assets:A
Net investment income	.60%	—
Total expenses	145.92%	—
Expenses before offsets	1.74%	—
Net expenses	1.60%	—
Portfolio turnover	58%	—
Net assets, ending (in thousands)	$31	$1

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 139

CALVERT LARGE CAP VALUE FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011 (z)	2010 (z)	2009
Net asset value, beginning	$43.38	$41.51	$46.85
Income from investment operations:
Net investment income	.61	.53	.68
Net realized and unrealized gain (loss)	(2.20)	1.75	(5.08)
Total from investment operations	(1.59)	2.28	(4.40)
Distributions from:
Net investment income	(.43)	(.41)	(.93)
Net realized gain	—	—	(.01)
Total distributions	(.43)	(.41)	(.94)
Total increase (decrease) in net asset value	(2.02)	1.87	(5.34)
Net asset value, ending	$41.36	$43.38	$41.51

Total return*	(3.78%)	5.50%	(8.91%)
Ratios to average net assets:A
Net investment income	1.30%	1.23%	1.97%
Total expenses	1.84%	1.99%	2.18%
Expenses before offsets	1.23%	1.23%	1.23%
Net expenses	1.23%	1.23%	1.23%
Portfolio turnover	25%	30%	31%
Net assets, ending (in thousands)	$15,213	$10,502	$5,701

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2007 (z)	2006 (z)
Net asset value, beginning		$67.86	$63.25
Income from investment operations:
Net investment income		1.03	.75
Net realized and unrealized gain (loss)		(16.17)	8.24
Total from investment operations		(15.14)	8.99
Distributions from:
Net investment income		(.84)	(.87)
Net realized gain		(5.03)	(3.51)
Total distributions		(5.87)	(4.38)
Total increase (decrease) in net asset value		(21.01)	4.61
Net asset value, ending		$46.85	$67.86

Total return*		(24.05%)	14.58%
Ratios to average net assets:A
Net investment income		1.55%	1.13%
Total expenses		1.15%	1.16%
Expenses before offsets		1.15%	1.16%
Net expenses		1.15%	1.16%
Portfolio turnover		37%	51%
Net assets, ending (in thousands)		$4,554	$7,201

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 140

CALVERT LARGE CAP VALUE FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011 (z)	2010 (z)	2009	(z)^^
Net asset value, ending	$43.37	$41.61	$33.72
Income from investment operations:
Net investment income	.08	.06	.15
Net realized and unrealized gain (loss)	(2.18)	1.78	7.74
Total from investment operations	(2.10)	1.84	7.89
Distributions from:
Net investment income	(.03)	(.08)	**
Total distributions	(.03)	(.08)	**
Total increase (decrease) in net asset value	(2.13)	1.76	7.89
Net asset value, ending	$41.24	$43.37	$41.61

Total return*	(4.85%)	4.41%	23.41%
Ratios to average net assets:A
Net investment income	.18%	.14%	.58	% (a)
Total expenses	3.52%	5.09%	19.77	% (a)
Expenses before offsets	2.35%	2.35%	2.35	% (a)
Net expenses	2.35%	2.35%	2.35	% (a)
Portfolio turnover	25%	30%	20%
Net assets, ending (in thousands)	$1,151	$650	$182

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 141

CALVERT LARGE CAP VALUE FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2011 (z)	2010 (z)	2009 (z)
Net asset value, beginning	$43.50	$41.85	$47.32
Income from investment operations:
Net investment income	.71	.65	.81
Net realized and unrealized gain (loss)	(2.18)	1.76	(5.18)
Total from investment operations	(1.47)	2.41	(4.37)
Distributions from:
Net investment income	(.64)	(.76)	(1.09)
Net realized gain	—	—	(.01)
Total distributions	(.64)	(.76)	(1.10)
Total increase (decrease) in net asset value	(2.11)	1.65	(5.47)
Net asset value, ending	$41.39	$43.50	$41.85
Total return*	(3.55%)	5.77%	(8.70%)
Ratios to average net assets:A
Net investment income	1.52%	1.52%	2.32%
Total expenses	1.20%	1.17%	1.27%
Expenses before offsets	.98%	.98%	.98%
Net expenses	.98%	.98%	.98%
Portfolio turnover	25%	30%	31%
Net assets, ending (in thousands)	$60,282	$73,263	$73,369

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES		2008	2007 (z)
Net asset value, beginning		$68.56	$63.81
Income from investment operations:
Net investment income		1.05	.93
Net realized and unrealized gain (loss)		(16.22)	8.32
Total from investment operations		(15.17)	9.25
Distributions from:
Net investment income		(1.04)	(.99)
Net realized gain		(5.03)	(3.51)
Total distributions		(6.07)	(4.50)
Total increase (decrease) in net asset value		21.24	4.75
Net asset value, ending		$47.32	$68.56

Total return*		(23.89%)	14.88%
Ratios to average net assets:A
Net investment income		1.80%	1.38%
Total expenses		.90%	.91%
Expenses before offsets		.90%	.91%
Net expenses		.90%	.91%
Portfolio turnover		37%	51%
Net assets, ending (in thousands)		$82,922	$95,460

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 142

CALVERT CONSERVATIVE ALLOCATION FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011	2010	2009

Net asset value, beginning	$15.17	$14.29	$14.52
Income from investment operations:
Net investment income	.42	.35	.45
Net realized and unrealized gain (loss)	(.13)	.88	(.04)
Total from investment operations	.29	1.23	.41
Distributions from:
Net investment income	(.45)	(.35)	(.45)
Net realized gain	—	—	(.19)
Total distributions	(.45)	(.35)	(.64)
Total increase (decrease) in net asset value	(.16)	.88	(.23)
Net asset value, ending	$15.01	$15.17	$14.29
Total return*	1.86%	8.69%	3.48%
Ratios to average net assets:A,B
Net investment income	2.65%	2.37%	3.41%
Total expenses	.84%	.90%	1.04%
Expenses before offsets	.44%	.44%	.44%
Net expenses	.44%	.44%	.44%
Portfolio turnover	22%	9%	24%
Net assets, ending (in thousands)	$38,329	$32,565	$23,300

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2008	2007

Net asset value, beginning		$16.45	$15.81
Income from investment operations:
Net investment income		.62	.55
Net realized and unrealized gain (loss)		(1.70)	.74
Total from investment operations		(1.08)	1.29
Distributions from:
Net investment income		(.62)	(.55)
Net realized gain		(.23)	(.10)
Total distributions		(.85)	(.65)
Total increase (decrease) in net asset value		(1.93)	.64
Net asset value, ending		$14.52	$16.45
Total return*		(6.90%)	8.27%
Ratios to average net assets:A,B
Net investment income		3.92%	3.55%
Total expenses		1.07%	1.35%
Expenses before offsets		.44%	.44%
Net expenses		.44%	.44%
Portfolio turnover		13%	11%
Net assets, ending (in thousands)		$17,551	$12,265

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 143

CALVERT CONSERVATIVE ALLOCATION FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011	2010	2009

Net asset value, beginning	$15.10	$14.23	$14.45
Income from investment operations:
Net investment income	.25	.17	.26
Net realized and unrealized gain (loss)	(.14)	.87	(.03)
Total from investment operations	.11	1.04	.23
Distributions from:
Net investment income	(.31)	(.17)	(.26)
Net realized gain	—	—	(.19)
Total distributions	(.31)	(.17)	(.45)
Total increase (decrease) in net asset value	(.20)	.87	(.22)
Net asset value, ending	$14.90	$15.10	$14.23

Total return*	0.67%	7.39%	2.05%
Ratios to average net assets:A,B
Net investment income	1.47%	1.12%	1.99%
Total expenses	1.59%	1.68%	1.88%
Expenses before offsets	1.59%	1.68%	1.88%
Net expenses	1.59%	1.68%	1.88%
Portfolio turnover	22%	9%	24%
Net assets, ending (in thousands)	$10,492	$8,393	$5,747

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2008	2007

Net asset value, beginning		$16.40	$15.77
Income from investment operations:
Net investment income		.41	.31
Net realized and unrealized gain (loss)		(1.72)	.73
Total from investment operations		(1.31)	1.04
Distributions from:
Net investment income		(.41)	(.31)
Net realized gain		(.23)	(.10)
Total distributions		(.64)	(.41)
Total increase (decrease) in net asset value		(1.95)	.63
Net asset value, ending		$14.45	$16.40

Total return*		(8.28%)	6.67%
Ratios to average net assets:A,B
Net investment income		2.54%	1.99%
Total expenses		1.85%	2.09%
Expenses before offsets		1.85%	2.00%
Net expenses		1.85%	2.00%
Portfolio turnover		13%	11%
Net assets, ending (in thousands)		$4,408	$4,036

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 144

CALVERT MODERATE ALLOCATION FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011	2010	2009

Net asset value, beginning	$14.87	$13.94	$14.83
Income from investment operations:
Net investment income	.15	.16	.23
Net realized and unrealized gain (loss)	(.29)	.92	(.51)
Total from investment operations	(.14)	1.08	(.28)
Distributions from:
Net investment income	(.20)	(.15)	(.22)
Net realized gain	—	—	(.39)
In excess of net investment income	(.02)	—	—
Total distributions	(.22)	(.15)	(.61)
Total increase (decrease) in net asset value	(.36)	.93	(.89)
Net asset value, ending	$14.51	$14.87	$13.94

Total return*	(1.03%)	7.76%	(.95%)
Ratios to average net assets:A,B
Net investment income	.97%	1.06%	1.85%
Total expenses	.73%	.76%	.83%
Expenses before offsets	.73%	.76%	.80%
Net expenses	.73%	.76%	.80%
Portfolio turnover	18%	7%	25%
Net assets, ending (in thousands)	$95,930	$92,913	$77,805

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2008	2007

Net asset value, beginning		$18.30	$16.81
Income from investment operations:
Net investment income		.37	.32
Net realized and unrealized gain (loss)		(3.17)	1.59
Total from investment operations		(2.80)	1.91
Distributions from:
Net investment income		(.37)	(.32)
Net realized gain		(.30)	(.10)
Total distributions		(.67)	(.42)
Total increase (decrease) in net asset value		(3.47)	1.49
Net asset value, ending		$14.83	$18.30

Total return*		(15.82%)	11.46%
Ratios to average net assets:A,B
Net investment income		2.12%	1.71%
Total expenses		.71%	.75%
Expenses before offsets		.71%	.75%
Net expenses		.71%	.75%
Portfolio turnover		5%	3%
Net assets, ending (in thousands)		$74,972	$71,746

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 145

CALVERT MODERATE ALLOCATION FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011	2010	2009

Net asset value, beginning	$14.65	$13.79	$14.72
Income from investment operations:
Net investment income	.04	.05	.13
Net realized and unrealized gain (loss)	(.29)	.90	(.52)
Total from investment operations	(.25)	.95	(.39)
Distributions from:
Net investment income	(.13)	(.09)	(.15)
Net realized gain	—	—	(.39)
In excess of net investment income	(.01)	—	—
Total distributions	(.14)	(.09)	(.54)
Total increase (decrease) in net asset value	(.39)	.86	(.93)
Net asset value, ending	$14.26	$14.65	$13.79

Total return*	(1.79%)	6.95%	(1.79%)
Ratios to average net assets:A,B
Net investment income	.24%	.30%	1.03%
Total expenses	1.48%	1.52%	1.60%
Expenses before offsets	1.48%	1.52%	1.60%
Net expenses	1.48%	1.52%	1.60%
Portfolio turnover	18%	7%	25%
Net assets, ending (in thousands)	$20,842	$20,883	$17,582

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2008	2007

Net asset value, beginning		$18.16	$16.69
Income from investment operations:
Net investment income		.24	.20
Net realized and unrealized gain (loss)		(3.14)	1.56
Total from investment operations		(2.90)	1.76
Distributions from:
Net investment income		(.24)	(.19)
Net realized gain		(.30)	(.10)
Total distributions		(.54)	(.29)
Total increase (decrease) in net asset value		(3.44)	1.47
Net asset value, ending		$14.72	$18.16

Total return*		(16.43%)	10.62%
Ratios to average net assets:A,B
Net investment income		1.38%	.97%
Total expenses		1.48%	1.50%
Expenses before offsets		1.48%	1.50%
Net expenses		1.48%	1.50%
Portfolio turnover		5%	3%
Net assets, ending (in thousands)		$16,835	$17,564

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 146

CALVERT AGGRESSIVE ALLOCATION FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011 (z)	2010	2009

Net asset value, beginning	$13.94	$13.03	$14.45
Income from investment operations:
Net investment income	.05	.09	.15
Net realized and unrealized gain (loss)	(.49)	.90	(1.00)
Total from investment operations	(.44)	.99	(.85)
Distributions from:
Net investment income	(.03)	(.08)	(.12)
Net realized gain	—	—	(.45)
Total distributions	(.03)	(.08)	(.57)
Total increase (decrease) in net asset value	(.47)	.91	(1.42)
Net asset value, ending	$13.47	$13.94	$13.03

Total return*	(3.19%)	7.61%	(4.67%)
Ratios to average net assets:A,B
Net investment income	.33%	.66%	1.35%
Total expenses	.86%	.92%	1.06%
Expenses before offsets	.43%	.43%	.43%
Net expenses	.43%	.43%	.43%
Portfolio turnover	16%	8%	15%
Net assets, ending (in thousands)	$51,103	$52,132	$45,307

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2008	2007

Net asset value, beginning		$19.00	$16.91
Income from investment operations:
Net investment income		.23	.22
Net realized and unrealized gain (loss)		(4.21)	2.16
Total from investment operations		(3.98)	2.38
Distributions from:
Net investment income		(.21)	(.21)
Net realized gain		(.36)	(.08)
Total distributions		(.57)	(.29)
Total increase (decrease) in net asset value		(4.55)	2.09
Net asset value, ending		$14.45	$19.00

Total return*		(21.59%)	14.18%
Ratios to average net assets:A,B
Net investment income		1.27%	.96%
Total expenses		.87%	.98%
Expenses before offsets		.43%	.43%
Net expenses		.43%	.43%
Portfolio turnover		4%	2%
Net assets, ending (in thousands)		$43,632	$44,004

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 147

CALVERT AGGRESSIVE ALLOCATION FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011 (z)	2010	2009

Net asset value, beginning	$13.18	$12.49	$14.02
Income from investment operations:
Net investment income (loss)	(.14)	(.08)	(.01)
Net realized and unrealized gain (loss)	(.44)	.85	(.99)
Total from investment operations	(.58)	.77	(1.00)
Distributions from:
Net investment income	(.03)	(.08)	(.08)
Net realized gain	—	—	(.45)
Total distributions	(.03)	(.08)	(.53)
Total increase (decrease) in net asset value	(.61)	.69	(1.53)
Net asset value, ending	$12.57	$13.18	$12.49

Total return*	(4.45%)	6.14%	(6.06%)
Ratios to average net assets:A,B
Net investment income (loss)	(.93%)	(.66%)	(.19%)
Total expenses	1.70%	1.77%	1.94%
Expenses before offsets	1.70%	1.77%	1.92%
Net expenses	1.70%	1.77%	1.92%
Portfolio turnover	16%	8%	15%
Net assets, ending (in thousands)	$7,229	$8,174	$7,445

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2008	2007

Net asset value, beginning		$18.63	$16.74
Income from investment operations:
Net investment income		.02	***
Net realized and unrealized gain (loss)		(4.12)	2.09
Total from investment operations		(4.10)	2.09
Distributions from:
Net investment income		(.15)	(.12)
Net realized gain		(.36)	(.08)
Total distributions		(.51)	(.20)
Total increase (decrease) in net asset value		(4.61)	1.89
Net asset value, ending		$14.02	$18.63

Total return*		(22.62%)	12.56%
Ratios to average net assets:A,B
Net investment income (loss)		(.01%)	(.32%)
Total expenses		1.72%	1.77%
Expenses before offsets		1.72%	1.77%
Net expenses		1.72%	1.77%
Portfolio turnover		4%	2%
Net assets, ending (in thousands)		$6,709	$7,605

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 148

NOTES TO FINANCIAL HIGHLIGHTS

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior .to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

B Amounts do not include the activity of underlying funds.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

(a) Annualized.

(z) Per share figures calculated using the Average Shares Method.

** Distribution was less than .01 per share.

*** Amount was less than (.01) per share.

**** Portfolio turnover is not annualized for periods less than one year.

*****Amount was less than .01 per share.

# From October 31, 2008 inception. ## From January 31, 2011, inception. ### From May 31, 2007 inception. + From July 31, 2007 inception.

++ From November 29, 2010 inception. ^ From September 30, 2008, inception. ^^ From December 12, 2008, inception. ^^^From July 29, 2011, inception.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 149

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Calvert Equity and Asset Allocation Funds Prospectus
Class I
January 31, 2012

		Page

FUND SUMMARIES	(This section summarizes Fund fees, investment strategies, risks and past performance.)	4

Calvert Signature Strategies®
Calvert Balanced Portfolio		4
Calvert Equity Portfolio		8
Calvert Social Index Fund		11
Calvert Enhanced Equity Portfolio		14
Calvert Capital Accumulation Fund		17
Calvert International Equity Fund		20
Calvert International Opportunities Fund		23
Calvert Small Cap Fund		26
Calvert Solution Strategies®
Calvert Global Alternative Energy Fund		29
Calvert Asset Allocation Funds
Calvert Moderate Allocation Fund		32
Calvert Aggressive Allocation Fund		36

ADDITIONAL INFORMATION THAT APPLIES TO ALL FUNDS		40
Buying and Selling Shares		40
Tax Information		40
Payments to Broker/Dealers and Other Financial Intermediaries		40

MORE INFORMATION ON FEES AND EXPENSES	(This section provides details on Fund fees and expenses.)	41

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS	(This section provides details on Fund investment strategies and risks.)	43

Description of Alternative Energy Indices		48
Fund of Funds Structure		48
Portfolio Holdings		49

ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING	(This section describes the sustainable and socially responsible investment criteria of the Funds.)	49

Calvert Signature Strategies®
Investment Selection Process		49
Sustainable and Socially Responsible Investment Criteria		50
Shareholder Advocacy and Corporate Responsibility		53

INVESTMENT OBJECTIVE

The Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged
within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Class I
Management fees	0.55%
Distribution and service (12b-1) fees	None
Other expenses	0.78%
Acquired fund fees and expenses	0.03%
Total annual fund operating expenses	1.36%
Less fee waiver and/or expense reimbursement [1]	(0.61%)
Net expenses	0.75%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.72% through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
7,659	37,057	68,634	158,198

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade debt securities, such as corporate debt securities, mortgage-backed securities (including commercial mortgage-backed securities and collateralized mortgage obligations (“CMOs”)), and other asset-backed securities (“ABS”). The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”).

The Fund may also invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically. In addition, the Fund may invest in repurchase agreements.

An investment grade debt security is rated BBB or higher by a nationally recognized statistical rating organization (“NRSRO”), or is an unrated bond determined by the Advisor to be of comparable quality. The Fund may also invest in unrated debt securities.

The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets based on its view of economic and market factors and events. The equity portion of the Fund is primarily a large cap core U.S. domestic portfolio, although the Fund may also invest in foreign stocks and mid-cap stocks. The equity portion of the Fund seeks

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 4

companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion of the Fund reflects an active trading strategy, seeking total return.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

The Fund may also use futures contracts as a substitute for direct investment in a particular asset class, in order to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

The Subadvisors select the equity investments, while the Advisor manages the fixed-income assets and determines the overall asset class mix for the Fund depending upon its view of market conditions and economic outlook.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. There is a risk that the Advisor may allocate assets to an asset class that underperforms other asset classes.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Securities Risk (Government-Sponsored Enterprises).

Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 5

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. The Fund’s purchase of unrated securities depends on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Active Trading Strategy Risk. The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Repurchase Agreement Risk. A repurchase agreement exposes the fixed income portion of the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

No shareholders held Class I shares for the period June 30, 2003 through December 27, 2004. Performance results for Class I shares for this period reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	11.60%
Worst Quarter (of periods shown)	12/31/08	-18.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns
(as of 12/31/11)	1 year	5 years	10 years

Class I:
Return before taxes	3.80%	1.32%	3.24%

Return after taxes on distributions	3.49%	0.71%	2.68%

Return after taxes on distributions	2.69%	0.94%	2.56%
and sale of Fund shares

Russell 1000 Index	1.50%	-0.02%	3.34%
(reflects no deduction for fees,
expenses or taxes)

Balanced Composite Index*	4.24%	2.71%	4.55%
(reflects no deduction for fees,
expenses or taxes)

Lipper Mixed-Asset Target Allocation	-1.30%	0.63%	3.80%
Growth Funds Avg.
(reflects no deduction for taxes)

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 6

* The Fund also shows the Balanced Composite Index (60% Russell 1000 Index; 40% Barclays Capital U.S. Credit Index) because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Allocation of Assets and Portfolio Managers:

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Natalie A. Trunow	Senior Vice President, Chief	Since
	Investment Officer - Equities,	September 2008
Calvert
Fixed-Income Investments:

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Matthew Duch	Vice President, Portfolio	Since
	Manager, Calvert	September 2011
Equity Investments:

Investment Subadvisors. New Amsterdam Partners LLC (“New Amsterdam”) and Profit Investment Management (“Profit”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Michelle Clayman,	Managing Partner, Chief	Since June 2004
CFA	Investment Officer, New
Amsterdam

Nathaniel Paull, CFA	Partner, Senior Portfolio	Since June 2004
Manager, New Amsterdam

Eugene A. Profit	Chief Executive Officer,	Since October 2002
Profit

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 40 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 7

INVESTMENT OBJECTIVE

The Fund seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or
exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Class I
Management fees	0.60%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Acquired fund fees and expenses	0.02%
Total annual fund operating expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year; and
• the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$7,049	$22,071	$38,415	$85,854

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor’s (“S&P”) 500 Index ($1.6 billion to $406 billion as of December 31, 2011). The Fund normally seeks to have a weighted average market capitalization of at least $20 billion.

The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.

The Subadvisor looks for established companies with a history of steady earnings growth. The Subadvisor selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 8

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	18.18%
Worst Quarter (of periods shown)	12/31/08	-24.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 9

Average Annual Total Returns
(as of 12/31/11)	1 year	5 years	10 years
Class I:
Return before taxes	-1.70%	2.18%	3.84%
Return after taxes on distributions	-2.36%	1.63%	3.48%
Return after taxes on distributions	-0.24%	1.79%	3.29%
and sale of Fund shares
S&P 500 Index	2.11%	-0.25%	2.92%
(reflects no deduction for fees,
expenses or taxes)
Lipper Large-Cap Growth Funds Avg	-1.91%	0.96%	1.94%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor. Atlanta Capital Management Company, LLC (“Atlanta Capital”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Richard B. England,	Managing Director - Equities	Since July 2006
CFA	and Principal, Atlanta Capital

Paul J. Marshall,	Vice President and Principal,	Since March 2009
CFA	Atlanta Capital

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 40 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 10

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Calvert Social Index®, which measures the investment return of large- and mid-capitalization stocks. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged	2.00%
within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Class I
Management fees [1]	0.30%
Distribution and service (12b-1) fees	None
Other expenses	0.21%
Total annual fund operating expenses	0.51%
Less fee waiver and/or expense reimbursement [2]	(0.30%)
Net expenses	0.21%

1 Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.21% through January 31, 2016. Only the Board of Directors of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$2,150	$6,765	$15,527	$51,462

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in about the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days’ notice before changing this policy.

Calvert Social Index. The Calvert Social Index measures the performance of those companies that meet the sustainable and socially responsible investment criteria and that are selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, included in the Dow Jones Total Market Index (the “Dow Jones TMI”). The Dow Jones TMI represents the top 95% of U.S. companies based on float-adjusted market capitalization, excluding the very smallest and least-liquid stocks. As of December 31, 2011, the capitalization range of the Calvert Social Index was $502 million to $376 billion, and the weighted average capitalization was $81.4 billion. The Fund seeks to have a weighted average capitalization that approximates that of the Index. As of December 31, 2011, there were 671 companies in the Index, though this number will change over time due to company mergers or changes due to Calvert’s evaluation of an issuer’s conduct relative to the Fund’s sustainable and socially responsible investment criteria. The Index is reconstituted once a year based on an updated list of the 1,000 largest U.S. companies. The Index is also reviewed quarterly to adjust for sustainable and socially responsible investment criteria and other factors.

Sustainable and Socially Responsible Investing. The Fund’s sustainable and socially responsible investment criteria are described in the Fund’s Prospectus under “About Sustainable and Socially Responsible Investing.” Calvert continuously evaluates the performance of companies included in the Calvert Social Index to ensure compliance with these criteria.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 11

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible while satisfying its investment criteria, including financial, sustainability and social responsibility factors, the Fund will not be able to match the performance of the index exactly.

Stock Market Risk. The stock market or the Calvert Social Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	18.39%
Worst Quarter (of periods shown)	12/31/08	-25.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns
(as of 12/31/11)	1 year	5 years	10 years
Class I:
Return before taxes	0.05%	-0.91%	1.64%
Return after taxes on distributions	-0.18%	-1.15%	1.44%
Return after taxes on distributions	0.34%	-0.80%	1.38%
and sale of Fund shares
Calvert Social Index	0.22%	-0.28%	2.16%
(reflects no deduction for fees,
expenses or taxes)
Lipper Multi-Cap Core Funds Avg.	-2.68%	-0.65%	3.50%
(reflects no deduction for taxes)

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 12

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor. World Asset Management, Inc. (“World Asset”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Eric R. Lessnau	Senior Portfolio Manager,	Since December 2008
World Asset

David J. Jones	Portfolio Manager,	Since March 2009
World Asset

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 40 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 13

INVESTMENT OBJECTIVE

The Fund seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or
exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Class I
Management fees	0.70%
Distribution and service (12b-1) fees	None
Other expenses	0.19%
Total annual fund operating expenses	0.89%
Less fee waiver and/or expense reimbursement [1]	(0.10%)
Net expenses	0.79%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.81% through January 31, 2013. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$8,066	$27,386	$48,326	$108,688

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

Investing primarily in common stock of U.S. companies that meet its sustainable and socially responsible investment criteria, the Fund creates a portfolio whose characteristics closely resemble those of the Russell 1000 Index, while emphasizing the stocks which the Fund believes offer the greatest potential for return. The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Advisor actively uses proprietary quantitative analytical models, as well as qualitative bottom-up research, to attempt to enhance the Fund’s performance relative to the Index. At least 65% of the Fund’s total assets will be invested in stocks that are in the Russell 1000 Index, which measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Index is adjusted, or reconstituted, annually. As of December 31, 2011, the capitalization range of the Index was $117 million to $406 billion. The Fund normally seeks to have a weighted average market capitalization of at least $20 billion.

The Fund may also purchase foreign stocks not exceeding 25% of the Fund’s net assets, as well as smaller capitalization companies. Any investments not in the Index will meet the Fund’s sustainable and socially responsible investment criteria and will be selected to track the Index’s risk/return characteristics. The Advisor rebalances the Fund at least quarterly to maintain its risk exposure relative to the Index.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 14

In implementing the investment strategy, the Advisor identifies stocks in the Russell 1000 Index which meet the Fund’s sustainable and socially responsible investment criteria. From this list of stocks, the Advisor chooses a portfolio of stocks that closely mirror the Index in terms of various factors such as industry weightings, capitalization, and yield. Even though stocks and certain industries may be eliminated from the Fund by applying the sustainable and socially responsible investment criteria, the Advisor will seek to select substitutes that will attempt to mimic the return characteristics of the missing industries and stocks.

The Advisor also employs proprietary quantitative multifactor models as well as proprietary fundamental research to identify stocks that it believes have the greatest potential for superior performance. Each security identified for potential investment is ranked according to three separate measures: growth, value, and market sentiment. These three measures are combined to create a single composite score for each stock. This score is then complemented with proprietary fundamental equity research, with sustainable and socially responsible investment criteria inputs, from the Advisor’s research analysts to arrive at a final assessment of each stock’s attractiveness. The Fund is constructed from highly-ranked securities that meet its sustainable and socially responsible investment criteria, weighted through a mathematical process that seeks to reduce active risk versus the Russell 1000 Index. The Advisor may sell a security when it no longer appears attractive under this process.

Tracking the Russell 1000 Index. The Advisor will generally target a tracking error range of 3% to 4% relative to the return of the Russell 1000 Index. The Fund’s ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund or the enhanced equity modeling portfolio may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market or the Russell 1000 Index may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 15

No shareholders held Class I shares for the period January 18, 2002 through April 29, 2005. Performance results for Class I shares for this period reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	17.40%
Worst Quarter (of periods shown)	12/31/08	-23.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns
(as of 12/31/11)	1 year	5 years	10 years
Class I:
Return before taxes	2.76%	-1.42%	2.12%
Return after taxes on distributions	2.55%	-1.76%	1.82%
Return after taxes on distributions	2.06%	-1.22%	1.84%
and sale of Fund shares
Russell 1000 Index	1.50%	-0.02%	3.34%
(reflects no deduction for fees,
expenses or taxes)
Lipper Large-Cap Core Funds Avg.	-0.67%	-0.87%	2.41%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  (“Calvert” or the “Advisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Natalie A. Trunow	Senior Vice President, Chief Investment Officer - Equities, Calvert	Since June 2009

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 40 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 16

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or	2.00%
exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Class I
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.24%
Total annual fund operating expenses	0.99%
Less fee waiver and/or expense reimbursement [1]	(0.13%)
Net expenses	0.86%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.86% through January 31, 2013. Only the Board of Directors of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$8,778	$30,233	$53,443	$120,118

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in the common stocks of mid-size U.S. companies. The Fund currently defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Growth Index ($117 million to $20.4 billion as of December 31, 2011). The Russell Midcap Growth Index is reconstituted annually. The Fund normally seeks to have a weighted average market capitalization between $2 billion and $12 billion.

Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price. The Fund may also invest up to 25% of its net assets in foreign securities.

The Fund is non-diversified.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 17

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing the prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Valuation Risk. A stock judged to be undervalued by the Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

No shareholders held Class I shares for the period January 18, 2002 through June 3, 2003. Performance results for Class I shares for this period reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	12/31/10	17.19%
Worst Quarter (of periods shown)	12/31/08	-25.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 18

Average Annual Total Returns
(as of 12/31/11)	1 year	5 years	10 years
Class I:
Return before taxes	2.89%	4.54%	3.24%
Return after taxes on distributions	1.98%	4.31%	3.13%
Return after taxes on distributions	3.09%	3.91%	2.92%
and sale of Fund shares
Russell Midcap Growth Index	-1.65%	2.44%	5.29%
(reflects no deduction for fees,
expenses or taxes)
Lipper Mid-Cap Core Funds Avg.	-3.57%	1.11%	5.32%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor. New Amsterdam Partners LLC (“New Amsterdam”)

Portfolio	Title	Length of Time
Manager Name		Managing Fund
Michelle Clayman,	Managing Partner,	Since September 2005
CFA	Chief Investment
Officer, New
Amsterdam

Nathaniel Paull, CFA	Partner, Senior	Since September 2005
Portfolio Manager,
New Amsterdam

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 40 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 19

INVESTMENT OBJECTIVE

The Fund seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or
exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses[1] (expenses that you pay each year as a
% of the value of your investment)
Class I
Management fees	0.89%
Distribution and service (12b-1) fees	None
Other expenses	0.18%
Acquired fund fees and expenses	0.02%
Total annual fund operating expenses	1.09%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 1.10% through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Directors of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$11,113	$34,660	$60,084	$132,870

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of foreign companies (common and preferred stock and the depositary receipts on such stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. Using a core investment approach, the Fund invests primarily in common and preferred stocks of non-U.S. large-cap companies. The Fund defines non-U.S. large-cap companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Global Investable Market Index (“IMI”) ($43 million to $241 billion as of December 31, 2011). MSCI Barra reassesses the MSCI EAFE IMI quarterly and conducts full updating reviews twice per year and partial reviews in the other two quarters.

The Fund normally seeks to have a weighted average market capitalization of at least $10 billion.

The Fund generally holds stocks of companies from the constituent countries of the MSCI EAFE IMI, but may invest in other countries, including emerging markets stocks. The Advisor and the Subadvisors focus on deriving returns from individual stock selection (bottom-up). The Advisor and the Subadvisors utilize fundamental insights arrived at through qualitative and quantitative analysis of a broad range of non-U.S. securities to identify stocks expected to provide returns superior to that of the benchmark. The Advisor attempts to control the portfolio’s risk level and maximize the Fund’s return potential relative to the MSCI EAFE IMI benchmark by balancing the risks and opportunities among the portions of the portfolio managed by the Advisor and each Subadvisor. The Advisor may shift allocations among the Advisor and the Subadvisors depending on market conditions, the Advisor’s or Subadvisors’ respective style biases, and performance opportunities.

The Fund invests no more than 5% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 20

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. The Advisor’s allocation of Fund assets among the portions of the portfolio managed by the Advisor and each Subadvisor may cause the Fund to underperform.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Multi-Manager Risk. While the Advisor monitors the overall management of the Fund, the Advisor and the Subadvisors make investment decisions independently from each other. It is possible that the Advisor’s and each Subadvisor’s investment styles may not always be complementary, which could affect the performance and transaction costs of the Fund.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 21

Calendar Year Total Return

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	23.79%
Worst Quarter (of periods shown)	12/31/08	-23.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns
(as of 12/31/11)	1 year	5 years	10 years
Class I:
Return before taxes	-13.31%	-8.86%	1.94%
Return after taxes on distributions	-13.24%	-9.16%	1.55%
Return after taxes on distributions	-8.10%	-7.05%	1.93%
and sale of Fund shares
MSCI EAFE IMI	-12.21%	-4.15%	5.72%
(reflects no deduction for fees,
expenses or taxes)
Lipper International Large-Cap Core	-12.61%	-4.93%	3.86%
Funds Avg.
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  (“Calvert” or the “Advisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Natalie A. Trunow	Senior Vice President, Chief	Since
	Investment Officer – Equities,	December 2009
Calvert

Investment Subadvisors. Thornburg Investment Management, Inc.  (“Thornburg”) and
                                       Martin Currie, Inc. (“Martin Currie”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
William V. Fries,	Co-Portfolio Manager,	Since
CFA	Managing Director,	December 2009
Thornburg

Wendy Trevisani	Co-Portfolio Manager,	Since
	Managing Director,	December 2009
Thornburg

Lei “Rocky” Wang,	Co-Portfolio Manager,	Since
CFA	Managing Director,	December 2009
Thornburg

James Fairweather	Head of Global Equities,	Since
	Martin Currie	December 2009

David Sheasby	Director, Portfolio Manager,	Since
	Martin Currie	December 2009

Christine	Director, Portfolio Manager,	Since
Montgomery	Martin Currie	December 2009

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 40 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 22

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation through holdings that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or
exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Class I
Management fees	0.95%
Distribution and service (12b-1) fees	None
Other expenses	0.59%
Total annual fund operating expenses	1.54%
Less fee waiver and/or expense reimbursement [1]	(0.34%)
Net expenses	1.20%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 1.20% through January 31, 2013. Only the Board of Directors of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$12,228	$45,314	$80,729	$180,562

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 126% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Small-Mid (“SMID”) Index ($43 million to $77 billion as of December 31, 2011). MSCI Barra reassesses the MSCI EAFE SMID Index quarterly and conducts full updating reviews twice per year and partial reviews in the other two quarters. The Fund normally seeks to have a weighted average market capitalization of approximately $5 billion.

The Fund invests no more than 10% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.

The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world a Subadvisor deems the company attractive. The stock selection process of each Subadvisor does not utilize a pre-determined geographic allocation, and each Subadvisor primarily uses a bottom-up approach focused on fundamental analysis of stocks of individual companies across all geographic regions. The Advisor attempts to control the portfolio’s risk level and maximize the Fund’s return potential relative to the MSCI EAFE SMID benchmark by balancing the risks and opportunities among the portion of the portfolio managed by each Subadvisor. The Advisor may shift allocations among the Subadvisors depending on market conditions, the Subadvisors’ respective style biases, and performance opportunities. The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.

Attractive companies are identified through a combination of valuation and growth metrics that seeks to identify companies with a sustainable competitive advantage. Stocks chosen for the Fund combine growth and value characteristics or offer the

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 23

opportunity to buy growth at a reasonable price.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. The Advisor’s allocation of Fund assets among the portion of the portfolio managed by each Subadvisor may cause the Fund to underperform.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Valuation Risk. A stock judged to be undervalued by the Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Multi-Manager Risk. While the Advisor monitors the overall management of the Fund, the Subadvisors make investment decisions independently from each other. It is possible that the Subadvisors’ investment styles may not always be complementary, which could affect the performance and transaction costs of the Fund.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 24

Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	24.14%
Worst Quarter (of periods shown)	12/31/08	-24.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

		Since
Average Annual Total Returns		Inception
(as of 12/31/11)	1 year	(5/31/07)
Class I:
Return before taxes	-17.55%	-6.34%
Return after taxes on distributions	-17.56%	-6.30%
Return after taxes on distributions and	-11.06%	-5.08%
sale of Fund shares
MSCI EAFE SMID Index	-14.59%	-7.17%
(reflects no deduction for fees, expenses
or taxes)
Lipper International Small/Mid Cap Core	-16.59%	-7.26%
Funds Avg.
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Investment Subadvisor. Advisory Research, Inc. (“ARI”) and Trilogy Global Advisors, LP (“Trilogy”)

Portfolio	Title	Length of Time
Manager Name		Managing Fund
Jonathan P. Brodsky	Managing Director,	Since September 2011
ARI

Drew Edwards	Vice President, ARI	Since September 2011

Marco P. Priani, CFA,	Vice President, ARI	Since September 2011
CPA, FRM

William Sterling,	Chief Investment	Since September 2011
Ph.D.	Officer and Senior Portfolio
Mananger, Trilogy

Gregory J. Gigliotta	Managing Director and Senior	Since September 2011
Portfolio Manager, Trilogy

Pablo Salas	Managing Director and Senior	Since September 2011
Portfolio Manager, Trilogy

Jessica Reuss, CFA	Product Specialist and	Since September 2011
Portfolio Manager,
Trilogy

David Runkle, Ph.D.,	Director of	Since September 2011
CFA	Quantitative Research,
Portfolio Manager,
Trilogy

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 40 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 25

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors and that, at the time of purchase, are considered by the Advisor to be attractively valued. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or
exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Class I
Management fees	0.80%
Distribution and service (12b-1) fees	None
Other expenses	0.28%
Total annual fund operating expenses	1.08%
Less fee waiver and/or expense reimbursement [1]	(0.16%)
Net expenses	0.92%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.92% through January 31, 2013. Only the Board of Directors of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9,388	$32,759	$57,998	$130,280

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund offers opportunities for long-term capital appreciation with a moderate degree of risk through a mix of smaller company stocks that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of small companies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. Calvert defines small companies generally as having a market capitalization of $3 billion or less at the time of initial purchase.

The Fund may also invest up to 25% of its net assets in foreign securities.

The investment process combines active stock selection and systematic portfolio construction to produce a portfolio that is capable of achieving positive excess returns with relatively low active risk relative to the Fund’s benchmark.

The Fund seeks to achieve its investment objective by implementing an investment strategy based on the Advisor’s stock selection models, which evaluate a broad range of small-cap securities. Position adjustments will take place only to the extent that planned changes to the Fund’s investments have a sufficiently greater probability of producing positive excess returns than does the existing portfolio.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 26

socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of the Fund’s current index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	16.91%
Worst Quarter (of periods shown)	12/31/08	-22.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

			Since
Average Annual Total Returns			Inception
(as of 12/31/11)	1 year	5 years	(4/29/05)
Class I:
Return before taxes	-4.25%	-1.06%	2.95%
Return after taxes on distributions	-4.49%	-1.14%	2.90%
Return after taxes on distributions	-2.45%	-0.90%	2.54%
and sale of Fund shares
Russell 2000 Index	-4.18%	0.15%	5.14%
(reflects no deduction for fees,
expenses or taxes)
Lipper Small-Cap Core Funds Avg.	-3.41%	0.45%	4.94%
(reflects no deduction for taxes)

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 27

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  (“Calvert” or the “Advisor”)

Portfolio	Title	Length of Time
Manager Name		Managing Fund
Natalie A. Trunow	Senior Vice President, Chief	Since July 2010
Investment Officer - Equities, Calvert

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 40 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 28

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital through investment in equity securities of companies active in the alternative energy sector, using the Fund’s corporate responsibility standards and strategies. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or
exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Class I
Management fees [1]	1.10%
Distribution and service (12b-1) fees	None
Other expenses	0.39%
Total annual fund operating expenses	1.49%
Less fee waiver and/or expense reimbursement [2]	(0.09%)
Net expenses	1.40%

1 Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 1.40% through January 31, 2013. Only the Board of Directors of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$14,252	$46,218	$80,467	$177,180

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies whose main business is alternative energy or that are significantly involved in the alternative energy sector. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the alternative energy industry.

Alternative energy includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.

A company whose main business is alternative energy or that is significantly involved in the alternative energy sector will (1) derive at least 50% of its revenues or earnings from alternative energy activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following alternative energy indices: Ardour Global Alternative Energy Index (Composite)SM; Merrill Lynch Renewable Energy Index; S&P Global Alternative Energy Index; WilderHill New Energy Global Innovation Index; and WilderHill Clean Energy Index. For more information on these indices, see “Description of Alternative Energy Indices” in this Prospectus.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many alternative energy companies are relatively new.

The Fund is non-diversified.

The Fund may invest in several countries in different geographic regions of the world, and the Subadvisor’s stock selection process does not utilize a pre-determined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in emerging markets.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 29

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

The Subadvisor combines quantitative and fundamental processes. To develop the investible universe, the Subadvisor employs long-term strategic allocations for each sub-activity within the alternative energy sector. Fundamental and qualitative models evaluate stocks from the bottom up, focused on fundamental analysis of stocks of individual companies across all geographic regions. Top-down views on industries, sectors or regions act as risk controls in portfolio construction. The Subadvisor consults a panel of experts in the alternative energy field to obtain research and insight on political, economic and regional trends with respect to alternative energy segments.

Sustainable and Socially Responsible Investing. The Fund will invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Energy Sector and Energy Price Risks. Stocks that comprise the energy sector may fall in value. Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy may fall.

Alternative Energy Industry Risk. The alternative energy industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. Changes in U.S., European and other governments’ policies towards alternative energy also may adversely affect Fund performance.

Concentration Risk. A downturn in the alternative energy industry would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 30

limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	28.42%
Worst Quarter (of periods shown)	12/31/08	-33.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

		Since
Average Annual Total Returns		Inception
(as of 12/31/11)	1 year	(5/31/07)
Class I:
Return before taxes	-33.44%	-19.88%
Return after taxes on distributions	-33.69%	-19.95%
Return after taxes on distributions and sale	-20.93%	-15.63%
of Fund shares
Ardour Global Alternative Energy Index	-43.64%	-22.18%
(Composite)
(reflects no deduction for fees, expenses
or taxes)
Lipper Global Natural Resources Funds Avg.	-16.65%	-3.17%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  (“Calvert” or the “Advisor”)

Investment Subadvisor. Kleinwort Benson Investors International Ltd (“KBI”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Jens Peers, CFA	Head of Portfolio	Since May 2007
Management,
Environmental
Strategies, KBI

Treasa Ni Chonghaile	Portfolio Manager,	Since May 2007
Environmental
Strategies, KBI

Colm O’Connor	Portfolio Manager,	Since January 2009
Environmental
Strategies, KBI

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 40 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 31

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective, consistent with the preservation of capital. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or	2.00%
exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Class I
Management fees:
Advisory fee	None
Administrative fee	0.15%
Distribution and service (12b-1) fees	None
Other expenses	0.70%
Acquired fund fees and expenses	0.72%
Total annual fund operating expenses	1.57%
Less fee waiver and/or expense reimbursement [1]	(0.62%)
Net expenses	0.95%

1 The investment advisor has agreed to contractually limit direct ordinary operating expenses through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses during this period will not exceed 0.23%, and for the period ending January 31, 2021, Calvert has further agreed to contractually limit direct ordinary operating expenses to 1.00%. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same;
• any Calvert expense limitation is in effect for the period indicated in the fee table above; and
• the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9,692	$46,669	$86,112	$196,610

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund’s asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 32

50% to 80% of	In funds that invest primarily in equity securities
Fund’s net assets	(Calvert Equity Portfolio, Calvert Social Index
Fund, Calvert Enhanced Equity Portfolio,
Calvert Capital Accumulation Fund, Calvert
International Equity Fund, Calvert International
Opportunities Fund, Calvert Global Alternative
Energy Fund, Calvert Global Water Fund, and Calvert Small Cap Fund)

20% to 50% of	In Calvert Bond Portfolio (which invests
Fund’s net assets	primarily in fixed-income securities)
0% to 10% of Fund’s	In Calvert Money Market Portfolio (which
net assets	invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see “Description of Underlying Funds” in this Prospectus, which describes the underlying Calvert Global Water Fund and the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund’s sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund’s sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund’s current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund (“ETF”) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 33

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market index, a composite index and an average.

Performance results for Class I shares prior to January 31, 2008, the inception date for Class I shares, reflect the performance of Class A shares at net asset value (NAV). Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	13.35%
Worst Quarter (of periods shown)	9/30/11	-10.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

			Since
Average Annual Total Returns			Inception
(as of 12/31/11)	1 year	5 years	(4/29/05)
Class I:
Return before taxes	0.26%	0.47%	2.96%
Return after taxes on distributions	-0.35%	-0.20%	2.33%
Return after taxes on distributions	0.35%	0.13%	2.28%
and sale of Fund shares
Russell 3000 Index	1.03%	-0.01%	3.80%
(reflects no deduction for fees,
expenses or taxes)
Moderate Allocation Composite Index*	0.80%	1.36%	4.19%
(reflects no deduction for fees,
expenses or taxes)
Lipper Mixed-Asset Target Allocation	-1.30%	0.63%	3.61%
Growth Funds Avg.
(reflects no deduction for taxes)

* The Fund also shows the Moderate Allocation Composite Index (47% Russell 3000 Index; 18% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 30% Barclays Capital U.S. Credit Index; 5% Barclays Capital 3 month T-Bill Bellwether Index) because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 34

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

The Calvert Asset Allocation Committee, headed by Natalie A. Trunow, manages the Fund. Ms. Trunow is Senior Vice President, Chief Investment Officer - Equities, Calvert, and has overseen the Fund’s investment strategy and management since September 2008.

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 40 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 35

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or	2.00%
exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Class I
Management fees:
Advisory fee	None
Administrative fee	0.15%
Distribution and service (12b-1) fees	None
Other expenses	1,182.47%
Acquired fund fees and expenses	0.81%
Total annual fund operating expenses	1,183.43%
Less fee waiver and/or expense reimbursement [1]	(1,182.39%)
Net expenses	1.04%

1 The investment advisor has agreed to contractually limit direct ordinary operating expenses through January 31, 2013. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses during this period will not exceed 0.23%, and for the period ending January 31, 2021, Calvert has further agreed to contractually limit direct ordinary operating expenses to 1.00%. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same;
• any Calvert expense limitation is in effect for the period indicated in the fee table above; and
• the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$10,606	$49,450	$90,811	$206,327

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund’s asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

80% to 100% of	In funds that invest primarily in equity securities
Fund’s net assets	(Calvert Equity Portfolio, Calvert Social
Index Fund, Calvert Enhanced Equity
Portfolio, Calvert Capital Accumulation Fund,
Calvert International Equity Fund, Calvert
International Opportunities Fund, Calvert
Global Alternative Energy Fund, Calvert Global
Water Fund, and Calvert Small Cap Fund)
0% to 20% of Fund’s	In Calvert Bond Portfolio (which invests
net assets	primarily in fixed-income securities)
0% to 5% of Fund’s	In Calvert Money Market Portfolio (which
net assets	invests primarily in money market instruments)

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 36

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see “Description of Underlying Funds” in this Prospectus, which describes the underlying Calvert Global Water Fund and the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund’s sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund’s sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund’s current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund (“ETF”) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The stock market (including stocks that comprise the energy and water-related resource sectors, and stock markets outside the U.S.) may fall in value, causing prices of stocks held by the underlying funds to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 37

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market index, a composite index and an average.

Performance results for Class I shares prior to January 31, 2008, the inception date for Class I shares, reflect the performance of Class A shares at net asset value (NAV). In addition, because no shareholders have held Class I shares since February 23, 2011, performance results after February 23, 2011 also reflect performance of Class A shares at NAV. Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	16.96%
Worst Quarter (of periods shown)	12/31/08	-21.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

			Since
Average Annual Total Returns			Inception
(as of 12/31/11)	1 year	5 years	(6/30/05)
Class I:
Return before taxes	-3.83%	-2.04%	1.23%
Return after taxes on distributions	-3.95%	-2.36%	0.91%
Return after taxes on distributions	-2.18%	-1.76%	1.01%
and sale of Fund shares
Russell 3000 Index	1.03%	-0.01%	3.20%
(reflects no deduction for fees,
expenses or taxes)
Aggressive Allocation Composite	-1.68%	-0.41%	3.31%
Index*
(reflects no deduction for fees,
expenses or taxes)
Lipper Multi-Cap Core Funds Avg.	-2.68%	-0.65%	2.63%
(reflects no deduction for taxes)

* The Fund also shows the Aggressive Allocation Composite Index (64% Russell 3000 Index; 26% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 10% Barclays Capital U.S. Credit Index) because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 38

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

The Calvert Asset Allocation Committee, headed by Natalie A. Trunow, manages the Fund. Ms. Trunow is Senior Vice President, Chief Investment Officer - Equities, Calvert, and has overseen the Fund’s investment strategy and management since September 2008.

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 40 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 39

Additional Information that Applies to All Funds

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of a Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order. To purchase shares directly from the Fund, open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748).

All initial purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars.

Minimum to Open Fund Account
$1,000,000

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

To Buy Shares
New Accounts (include application)
and Subsequent Investments:	For wire instructions, call 800-327-2109

To Sell Shares
By Telephone	Call 800-368-2745

TAX INFORMATION

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by a Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 40

MORE INFORMATION ON FEES AND EXPENSES

REDEMPTION FEE

The redemption fee applies to redemptions, including exchanges, within 7 days of purchase. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class I shares of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. Accounts of foundations, endowments, state and local governments, and those that use certain types of consultants are excluded from the Class I redemption fee. See “How to Sell Shares/Redemption Fee” in this Prospectus for situations where the fee may be waived.

MANAGEMENT FEES

Management fees include the advisory fee paid by the Fund to the Advisor and the administrative fee paid by the Fund to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.

With respect to the amount of each Fund’s advisory fee, see “Advisory Fees” in this Prospectus. Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund each pay no investment advisory fee. The administrative fees (as a percentage of the Fund’s net assets) paid for each Fund for the most recent fiscal year are as follows.

Fund	Administrative Fee
Calvert International Equity Fund	0.15%
Calvert International Opportunities Fund	0.15%
Calvert Global Alternative Energy Fund	0.15%
Calvert Moderate Allocation Fund	0.15%
Calvert Aggressive Allocation Fund	0.15%
Calvert Balanced Portfolio	0.125%
Calvert Equity Portfolio	0.10%
Calvert Social Index Fund	0.10%
Calvert Enhanced Equity Portfolio	0.10%
Calvert Capital Accumulation Fund	0.10%
Calvert Small Cap Fund	0.10%

VOLUNTARY FEE WAIVERS

Calvert Balanced Portfolio

Calvert Enhanced Equity Portfolio

The investment advisor voluntarily waives 0.05% of its annual advisory fee for the Fund based on average daily net assets under management by New Amsterdam Partners LLC in excess of $250 million. This waiver is contingent upon the continued service by New Amsterdam Partners LLC as Subadvisor to a portion of the equity assets of the Fund at an annual fee of 0.25% on assets up to $250 million and 0.20% on assets in excess of $250 million. Calvert may cease this waiver at any time. The Fund’s total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/reimbursements and offsets, the expenses of Class I shares of the Fund were 0.72% for the fiscal year ended September 30, 2011.

The investment advisor voluntarily waives 0.10% of its annual advisory fee based on the average daily net assets of the Fund. Calvert may cease this waiver at any time. The Fund’s total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/ reimbursements and offsets, the expenses of Class I shares of the Fund were 0.79% for the fiscal year ended September 30, 2011.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 41

Calvert International Equity Fund

The investment advisor has agreed to voluntarily limit direct net annual fund operating expenses for Class I to 1.06%. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. The Fund’s total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/reimbursements and offsets, the expenses of Class I of the Fund were 1.06% for the fiscal year ended September 30, 2011.

OTHER EXPENSES

“Other expenses” include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

ACQUIRED FUND FEES AND EXPENSES

All Funds (other than Asset Allocation Funds): acquired fund fees and expenses represent underlying management fees and expenses, including any incentive allocations (typically 20%), of private limited partnerships and limited liability companies (together, “Partnerships”) that the Fund has acquired through its Special Equities investment program, and any exchange-traded funds acquired by the Fund. This amount is based on historic fees and expenses, and Partnership performance if applicable, and may vary substantially from year to year.

For the Funds below, Total Annual Fund Operating Expenses shown in the “Fees and Expenses” table in the respective Fund Summary do not correlate to the ratio of expenses to average net assets shown in the Financial Highlights; the Financial Highlights expense ratio, which is as follows, reflects the operating expenses of the applicable Fund and does not include acquired fund fees and expenses.

Fund	Class I
Calvert Balanced Portfolio	0.03%
Calvert Equity Portfolio	0.02%
Calvert International Equity Fund	0.02%

Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund: each Fund will indirectly bear its pro rata share of operating expenses incurred by the underlying Calvert funds. Based on the current Prospectus of each underlying Calvert fund, such expenses range from 0.21% to 1.60% for the class of shares in which each Asset Allocation Fund may invest. The fee table in the Fund Summary of each Asset Allocation Fund provides an estimate of the expenses the Fund will bear based on the expected allocation to, and the expected average expense ratio of, the underlying Calvert Funds. The Asset Allocation Funds invest in the least expensive Class of shares of the underlying Calvert funds which does not incur sales loads or Rule 12b-1 fees.

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the expense limitation does not limit any acquired fund fees and expenses paid indirectly by a shareholder. The Example in the respective Fund Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of a contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments (if applicable), and taxes. No Fund expects to incur a material amount of interest expense in the fiscal year.

Each Fund has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund’s uninvested cash balances. These credits are used to reduce the Fund’s expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor’s obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item “Less fee waiver and/or expense reimbursement” in the fee table in the respective Fund Summary. The amount of this credit received by the Fund, if any, during the most recent fiscal year is reflected in the “Financial Highlights” in this Prospectus as the difference between the line items “Expenses Before Offsets” and “Net Expenses.” See “Investment Advisor and Subadvisors” in the respective Fund’s Statement of Additional Information (“SAI”) for more information.

EXAMPLE

The example in the fee table for each Fund also assumes that you reinvest all dividends and distributions.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 42

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

A concise description of each Fund’s principal investment strategies and principal risks is under the earlier Fund Summary for the respective Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Funds, along with their associated risks. Each Fund has additional non-principal investment policies and restrictions, which are discussed under “Non-Principal Investment Policies and Risks” in the respective Fund’s SAI.

For certain investment strategies listed, the table below shows a Fund’s limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund’s annual/semi-annual reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and definitions of the principal types of risks involved. Explanatory information about certain investment strategies of specific Funds is also provided below.)

Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund are not included in this table because each Asset Allocation Fund shares the principal strategies and risks of the underlying Calvert fixed-income, equity and money market funds in which the Asset Allocation Fund invests. The strategies and risks of the underlying funds are described in the Fund Summary of each underlying Calvert equity fund above in this Prospectus, discussed in this section, or set forth below under “Description of Underlying Funds” (with respect to the underlying Calvert Global Water Fund and the Calvert fixed-income and money market funds). See also “Fund of Funds Structure” below in this section. Additional information on the strategies and risks of an underlying fund is available in the respective underlying fund’s SAI. Each Asset Allocation Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. Futures, options, swaps, and exchange-traded funds are discussed under the sub-sections titled “Description of Investment Strategies and Associated Risks” and “Explanation of Investment Strategies Used by Certain Funds.”

Each Asset Allocation Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s fundamental investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund therefore may hold cash and invest in cash equivalents. During these periods, the Fund may not be able to achieve its investment objective.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 43

1 Calvert Social Index Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of investing at least 95% of its net assets in securities contained in the Calvert Social Index. The Index (and hence the Fund) may include securities issued by companies located outside the U.S. but only if they are traded primarily on a major U.S. exchange.

2 Excludes any High Social Impact Investments.

3 Based on net premium payments.

4 Based on initial margin required to establish position.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 44

Description of Investment Strategies and Associated Risks

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Fund to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees. Because this strategy may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable at the ordinary income tax rate, it may increase an investor’s tax liability.	Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective.	Risks: Opportunity

Exchange-Traded Funds (“ETFs”) are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are stocks selected to track a particular index. ETFs are used for the limited purpose of managing a Fund’s cash position consistent with the Fund’s applicable benchmark to reduce deviations from the benchmark while enabling the Fund to accommodate its need for periodic liquidity.	Risks: Correlation and Market

Hedging Strategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration.	Risks: Correlation and Market

Conventional Securities and Associated Risks

Stocks in General. Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Debt securities and preferred stocks have rights senior to a company’s common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to a Fund’s investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non- economic factors such as political events.	Risks: Market

Foreign securities. For Funds other than Calvert International Opportunities Fund and Calvert Global Alternative Energy Fund, foreign securities are securities issued by entities whose principal place of business is located outside the U.S. For Calvert International Opportunities Fund and Calvert Global Alternative Energy Fund, foreign securities (securities of non-U.S. entities) are securities of entities that derive at least 50% of their revenue from business outside the U.S. or have at least 50% of their assets outside the U.S.; or that are organized under the laws of a non-U.S. country and have their securities principally traded on a non-U.S. exchange. For any Fund that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds.	Risks: Market, Currency, Transaction, Liquidity, Information and Political

Investment grade bonds. Bonds rated BBB/Baa or higher in credit quality by Standard & Poor’s Ratings Services (“S&P”) or assigned an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor or Subadvisor.	Risks: Interest Rate, Market and Credit

Below-investment grade, high-yield bonds. Bonds rated below BBB/Baa or unrated bonds determined by the Fund’s Advisor or Subadvisor to be of comparable credit quality are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.	Risks: Credit, Market, Interest Rate, Liquidity and Information

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor and/or Subadvisor has determined the credit quality based on its own research.	Risks: Credit, Market, Interest Rate, Liquidity and Information

Illiquid securities. Securities which cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid.	Risks: Liquidity, Market and Transaction

Unleveraged Derivative Securities and Associated Risks

Asset-backed securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.

Risks: Credit, Interest Rate and Liquidity

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 45

Mortgage-backed securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations (“CMOs”).	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

Leveraged Derivative Instruments and Associated Risks

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. In the case of writing options, a Fund will write call options only if it already owns the security (if it is “covered”).	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity

Glossary of Certain Investment Risks

Correlation risk	The risk that when a Fund “hedges,” two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk	The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk	The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Extension risk	The risk that slower than anticipated prepayments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk	The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/ “stripped” coupon securities (“strips”) are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk	The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.

Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk	The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk	The risk that faster than anticipated prepayments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. A Fund must also reinvest those assets at the current market rate, which may be lower.

Transaction risk	The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

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Explanation of Investment Strategies Used by Certain Funds

Calvert Balanced Portfolio	Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are government-sponsored enterprises (“GSEs”) that issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. In 2008, FNMA and FHLMC were placed into conservatorship and are currently operated by the Federal Housing Finance Agency.

CMO and ABS. The Portfolio may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and structured asset-backed securities (“ABS”). The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets.
Depending upon the CMO or structured ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or structured ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or structured ABS classes with a higher priority of payment.

Leveraged Loans. Leveraged loans are business loans made to borrowers that typically have interest rates that periodically adjust to a generally recognized base rate, such as the London Interbank Offered Rate (LIBOR) or the prime rate as set by the Federal Reserve. Such loans typically are secured by specific collateral of the borrower and hold the most senior position in the borrower’s capital structure or share the senior position with the borrower’s other senior debt securities. Leveraged loans, generally made by banks and other lending institutions, are made to corporations, partnerships or other entities. These loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. Leveraged loans typically are of below-investment-grade quality and, compared to investment grade loans, usually pay higher yields, and have higher volatility and higher risk of default on payments of interest or principal. The Portfolio may invest in leveraged loans by assignment from a lender, or it may invest indirectly through loan participation agreements.

Calvert Social Index Fund	Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. The sustainable and socially responsible investment criteria used by the Calvert Social Index may result in economic sector weightings that are significantly different from those of the overall market, and those overweightings/underweightings may be out of favor in the market. To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.

The Fund uses a replication method of indexing. If assets should ever decline to below $20 million, it may use the sampling method. The replication method involves holding every security in the Calvert Social Index in about the same proportion as the Index. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.

Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

Calvert International Equity Fund, Calvert International Opportunities Fund and Calvert Global Alternative Energy Fund	ADRs and GDRs. American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company’s home country. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-
the-counter in the U.S. as domestic shares. The Fund may invest in either sponsored or unsponsored ADRs. GDRs are certificates issued by an international bank that are generally traded in, and denominated in the currency of, countries other than the home country of the issuer of the underlying shares. Companies, including those from emerging markets, typically use GDRs to make their shares available to investors in two or more foreign countries.

Calvert International Opportunities Fund	Preferred Stock. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. It is generally senior to common stock but subordinate to debt securities with respect to the payment of dividends and on liquidation of the issuer.

Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund	Swaps. A swap is an agreement between two parties to exchange payments based on a reference asset. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” – i.e., the return on or increase n value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

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All Funds

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed a Fund’s initial investment in such contracts.

DESCRIPTION OF ALTERNATIVE ENERGY INDICES
(Calvert Global Alternative Energy Fund)

As stated in the Fund Summary for Calvert Global Alternative Energy Fund under “Principal Investment Strategies,” the Fund may invest in companies that are included in certain alternative energy indices, which are described below.

Ardour Global Alternative Energy Index (Composite)SM

The Ardour Global Alternative Energy Index Composite is a capitalization-weighted, float-adjusted equity index designed to serve as an equity benchmark for globally traded stocks that are principally engaged in the field of Alternative Energy Technologies, including renewable energy, alternative fuels and related enabling technologies. As of December 31, 2011, the Index included 114 companies.

BofAML Renewable Energy Index

The objective of the Merrill Lynch Renewable Energy Index is to provide exposure to stocks that are well positioned to benefit from the renewable/alternative energy theme globally. This includes “pure plays” as well as stocks likely to benefit in a less direct way. The Index consists of stocks of the three largest renewable energy sub-sectors (namely biofuels, solar and wind) that have been filtered on several criteria – market capitalization, liquidity and country of listing. As of December 31, 2011, the Index included 31 stocks in the broad renewable energy sector.

S&P Global Alternative Energy Index

The S&P Global Alternative Energy Index combines two indices from the S&P Global Thematic Indices – the S&P Global Clean Energy Index and the S&P Global Nuclear Energy Index. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global alternative energy business, from both developed and emerging markets. As of December 31, 2011, the Index included 54 companies.

The S&P Global Clean Energy Index provides liquid and tradable exposure to 30 companies (as of

December 31, 2011) from around the world that are involved in clean energy related businesses. The Index is comprised of a diversified mix of Clean Energy Production and Clean Energy Equipment & Technology companies.

The S&P Global Nuclear Energy Index is comprised of 24 of the largest publicly traded companies (as of

December 31, 2011) in nuclear energy related businesses that meet the Index’s investability requirements. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global nuclear energy business from both developed markets and emerging markets.

WilderHill New Energy Global Innovation Index

The WilderHill New Energy Global Innovation Index is comprised primarily of companies whose technologies focus on the generation and use of cleaner energy, conservation and efficiency, and the advancement of renewable energy in general, as determined by WilderHill New Energy Finance, LLC. The Index is mainly comprised of companies in wind, solar, biofuels, hydro, wave and tidal, geothermal and other relevant renewable energy businesses; it also includes companies involved in energy conversion, storage, conservation, efficiency, materials, pollution control, emerging hydrogen and fuel cells. As of December 31, 2011, the Index included 97 companies.

WilderHill Clean Energy Index

A priority of the WilderHill Clean Energy Index is to define and track the Clean Energy sector: specifically, businesses that stand to benefit substantially from a societal transition toward use of cleaner energy and conservation. Stocks and sector weightings within the Index are based on their significance for clean energy, technological influence and relevance to preventing pollution in the first place. Companies selected for the Index include those that focus on technologies for utilization of greener, more-renewable sources of energy. These technologies include those for renewable energy harvesting or production, energy conversion, energy storage, pollution prevention and improvements in energy efficiency, power delivery, energy conservation and monitoring of energy information. As of December 31, 2011, the Index included 55 companies.

FUND OF FUNDS STRUCTURE

(Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Each Asset Allocation Fund is structured as a “fund of funds.” Each Asset Allocation Fund seeks to achieve its investment objective by investing primarily in shares of other underlying Calvert funds, which are listed in the Fund Summary for the respective Asset Allocation Fund. The Asset Allocation Funds invest in the least expensive Class of shares of the underlying Calvert funds which does not incur sales

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 48

loads or Rule 12b-1 fees. Each Asset Allocation Fund offers the convenience of a professionally managed, diversified portfolio of Calvert mutual funds in a single investment. Because each Asset Allocation Fund invests in a variety of underlying funds, the Asset Allocation Fund could benefit from diversification, through which an Asset Allocation Fund investor could reduce overall risk by distributing assets among a number of investments. The diversification provided by asset allocation may reduce volatility over the long term.

Because the assets of the Asset Allocation Funds are invested in other underlying Calvert funds, the investment performance and risks of the Asset Allocation Funds are directly related to the investment performance and risks of the underlying Calvert funds. Also, each Asset Allocation Fund indirectly pays a proportionate share of the operating expenses of the underlying Calvert funds in which the Asset Allocation Fund invests, including management fees, which are paid to Calvert, in addition to the direct expenses of investing in the Asset Allocation Fund. An investor in an Asset Allocation Fund thus will pay higher expenses than if the underlying Calvert fund shares were held directly. An investor in an Asset Allocation Fund also may receive taxable capital gains distributions to a greater extent than if the underlying funds were held directly.

Please refer to the Fund Summaries in this Prospectus with respect to the investment objective, principal investment strategies and principal risks of the underlying equity funds (other than the Calvert Global Water Fund). Please turn to “Description of Underlying Funds” in this Prospectus with respect to the investment objectives, principal investment strategies and principal risks of the underlying Calvert Global Water Fund (including a description of the applicable water indices) and the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio). Additional investment practices of an underlying fund are described in its SAI, and, for the Calvert Global Water Fund, in the Calvert Equity and Asset Allocation Prospectus dated January 31, 2012 (Class A, B, C and Y), for the Calvert Money Market Portfolio, in the Calvert Income Prospectus dated January 31, 2012 (Class A, B, C, O and Y), and, for the Calvert Bond Portfolio, in the Calvert Income Prospectus dated January 31, 2012 (Class I).

PORTFOLIO HOLDINGS

Each Fund’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC.

A description of each Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available under “Portfolio Holdings Disclosure” in the respective Fund’s SAI.

ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING

CALVERT SIGNATURE STRATEGIES®

(Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Capital Accumulation Fund, Calvert Small Cap Fund, Calvert International Equity Fund and Calvert International Opportunities Fund)

Investment Selection Process

In seeking to achieve a Fund’s investment objective, investments are first selected for financial soundness and then evaluated according to that Fund’s sustainable and socially responsible investment criteria. Only companies that meet all of the Fund’s environment, social, and governance (“ESG”) criteria are eligible for investment. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for a Fund must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed-income securities for Calvert’s sustainable and socially responsible funds may be made prior to the application of the sustainability and social responsibility analysis, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund’s sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund’s sustainable and socially responsible investment criteria, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

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Although each Fund’s sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund’s investment objective and its sustainable and socially responsible investment criteria.

Each Fund may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s applicable benchmark. The ETFs in which a Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by that Fund. In addition, the ETFs in which a Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund’s sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Sustainable and Socially Responsible Investment Criteria

Each Fund seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.

Each Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors, drawing on the Fund’s longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Trustees/Directors without shareholder approval.

Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Enhanced Equity Portfolio, Calvert Capital Accumulation Fund, and Calvert Small Cap Fund

The Funds seek to invest in companies that:

  Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.
  Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization (“ILO”) core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.
  Observe appropriate international human rights standards in operations in all countries.
  Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.
  Produce or market products and services that are safe and enhance the health or quality of life of consumers.
  Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.
  Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

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The Funds seek to avoid investing in companies that:

  Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.
  Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.
  Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.
  Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.
  Demonstrate poor corporate governance or engage in harmful or unethical business practices.
  Manufacture tobacco products.
  Are significantly involved in the manufacture of alcoholic beverages.
  Have direct involvement in gambling operations.
  Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.
  Manufacture or sell firearms and/or ammunition.
  Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.
  Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

With respect to U.S. government securities, the Calvert Balanced Portfolio, Calvert Equity Portfolio and Calvert Enhanced Equity Portfolio invest in debt obligations issued by the U.S. government (i.e., Treasury securities) or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Funds’ sustainable and socially responsible investment criteria.

Calvert International Equity Fund

Calvert International Equity Fund seeks to invest in companies that:

  Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.
  Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the ILO core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.
  Observe appropriate international human rights standards in operations in all countries.
  Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.
  Produce or market products and services that are safe and enhance the health or quality of life of consumers.
  Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 51

  Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

Calvert International Equity Fund seeks to avoid investing in companies that:

  Demonstrate poor environmental performance or compliance records, or contribute significantly to environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.
  Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.
  Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.
  Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.
  Demonstrate poor corporate governance or engage in harmful or unethical business practices.
  Derive more than 10% of revenues from the production of tobacco or alcohol products.
  Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.
  Manufacture or sell firearms and/or ammunition.
  Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

Calvert International Opportunities Fund

Calvert International Opportunities Fund seeks to invest in companies that:

  Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services. Calvert will also consider investment in companies that are leaders in developing renewable energy and/or mitigating climate change, even though they may also be involved in nuclear power. However, Calvert will seek to avoid investing in companies that own or operate new nuclear power plants and/or do not meet Calvert’s rigorous standards of performance regarding the safety and security of their nuclear power operations.
  Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the ILO core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.
  Observe appropriate international human rights standards in operations in all countries.
  Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.
  Produce or market products and services that are safe and enhance the health or quality of life of consumers.
  Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.
  Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 52

Calvert International Opportunities Fund seeks to avoid investing in companies that:

  Demonstrate poor environmental performance or compliance records, or contribute significantly to environmental problems; or own or operate new nuclear power plants.
  Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.
  Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.
  Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.
  Demonstrate poor corporate governance or engage in harmful or unethical business practices.
  Derive more than 10% of revenues from the production of tobacco or alcohol products.
  Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.
  Manufacture or sell firearms and/or ammunition.
  Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

Shareholder Advocacy and Corporate Responsibility

As each Fund’s Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert’s activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its sustainability research process. After a Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management’s successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert’s efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company’s first-ever disclosure of its equal employment policies, programs and workforce demographics.

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CALVERT SOLUTION STRATEGIES®

(Calvert Global Alternative Energy Fund)

Investment Selection Process

In seeking to achieve the Fund’s investment objective, investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. To the greatest extent possible, the Fund seeks to invest in companies that exhibit positive performance with respect to one or more of the sustainable and socially responsible investment criteria. Investments for the Fund must be consistent with the Fund’s current financial, sustainable and socially responsible investment criteria, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed-income securities in the Fund may be made prior to the application of corporate responsibility standards and strategies, due to the nature of the fixed-income market, where unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund’s sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund’s sustainable and socially responsible investment criteria, the security will be sold as per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets the Fund’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

The Fund may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s benchmark. The ETFs in which the Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by the Fund does not constitute endorsement or validation by the Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund’s sustainable and socially responsible investment criteria.

Sustainable and Socially Responsible Investment Criteria

Addressing the climate change crisis is essential to ensuring a sustainable future. A shift away from fossil fuels requires a sharp focus on developing alternative energy, energy efficiency, and the broadest array of energy options. The Fund provides an investment opportunity for climate change solutions and renewable energy development.

The Fund seeks to invest in companies that are market leaders in alternative energy or that are significantly involved in the alternative energy sector. Alternative energy includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.

The Fund will invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. The Fund will focus on environmental, social, and governance (“ESG”) factors that promote and encourage sustainable solutions.

The Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, companies totally satisfy. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.

Investing in new or emerging energy and climate change solutions involves a focus on corporate leadership in alternative energy; emphasis on corporate engagement; and flexibility towards traditional exclusionary criteria. The Fund will consider investment in companies that are leaders in developing renewable energy and/or mitigating climate change, even though they may also be involved in nuclear power. However, the Fund will seek to avoid investing in companies that own or operate new nuclear power plants and/or do not meet Calvert’s rigorous standards of performance regarding the safety and security of their nuclear power operations.

The Fund will adhere to core ESG criteria as follows.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 54

Calvert Global Alternative Energy Fund seeks to invest in companies that:

  Demonstrate leadership in providing solutions to the climate change crisis through renewable energy and other alternative environmental technologies.
  Take positive steps to improve environmental management and performance, and provide innovative solutions to environmental problems through their products, services and emerging technologies.
  Treat their employees with dignity and respect in the workplace.
  Observe appropriate international human rights standards and respect the rights of Indigenous Peoples.
  Produce or market products and services that are safe and enhance the health or quality of life of consumers.
  Contribute to the quality of life of the communities where they operate and are responsive to stakeholder concerns and expectations.
  Exhibit sound policies and practices with respect to corporate governance and business practices.

Calvert Global Alternative Energy Fund seeks to avoid investing in companies that:

  Contribute directly to the systematic denial of basic human rights.
  Maintain poor environmental compliance and performance practices.
  Demonstrate poor corporate governance or engage in unethical business practices.
  Own or operate new nuclear power plants.

CALVERT ASSET ALLOCATION FUNDS

(Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Investment Selection Process; Sustainable and Socially Responsible Investment Criteria

Each Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors. Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund’s sustainable and socially responsible investment criteria.

In addition, each Fund may invest, to a limited extent, in ETFs in order to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash. The ETFs in which a Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by that Fund. In addition, the ETFs in which a Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the underlying funds’ sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria, but rather to help the Fund meet its investment objective by obtaining market exposure to its target asset allocation.

Each Fund’s investment criteria include the sustainable and socially responsible investment criteria of the underlying Calvert Funds in which the Fund invests.

SPECIAL INVESTMENT PROGRAMS

(Calvert Signature Strategies® and Calvert Solution Strategies®)

As part of Calvert’s and Fund shareholders’ ongoing commitment to providing and fostering innovative initiatives, certain Funds may invest a small percentage of their respective assets through special investment programs that are non-principal investment strategies pioneered by Calvert – High Social Impact Investments, Special Equities, and the Calvert Manager Discovery Program.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 55

Calvert International Equity Fund and Calvert International Opportunities Fund have limits on investments in U.S. companies of 5% and 10% of net assets, respectively; these percentages exclude High Social Impact Investments and Special Equities investments.

High Social Impact Investments

(Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Small Cap Fund and Calvert Global Alternative Energy Fund)

High Social Impact Investments is a program that targets a percentage of a Fund’s assets (up to 3% for each of Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, and Calvert Global Alternative Energy Fund, and up to 1% for each of the other Funds listed above). High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Funds’ sustainable and socially responsible investment criteria.

These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Funds believe that these investments have a significant sustainability and social responsibility return through their impact in our local communities.

Each Fund’s High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund’s Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund’s Board and under the ultimate supervision of the Board. See “How Shares Are Priced” in this Prospectus. Each Fund’s High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order issued by the SEC, the Funds may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Funds and Calvert Investments, Inc., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.

The Funds may also invest in high social impact issuers through social enterprises in conjunction with the Special Equities investment program (see “Special Equities” below).

Investments in High Social Impact Investments may hinder the Calvert Social Index Fund’s ability to track the Index. High Social Impact Investments for Calvert Social Index Fund will be limited to 1% of the Fund’s assets if it commences the program.

Special Equities

(Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund and Calvert Global Alternative Energy Fund)

Each of these Funds may invest in the Special Equities investment program that allows the Fund to promote especially promising approaches to sustainable and socially responsible investment goals through privately placed investments. Special Equities investments are subject to each Fund’s limit on illiquid securities (which is no more than 15% of a Fund’s net assets). The investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds, including limited partnerships. Most Special Equities investments are expected to have a projected market-rate risk-adjusted return. A small percentage of the program may be invested in Social Enterprises, issues that have a projected below-market risk-adjusted rate of return, but are expected to have a high degree of positive impact on societal change. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk and are all subject to liquidity, information and transaction risk. Special Equities foreign investments are also subject to foreign securities risk, while Special Equities debt securities, which are generally below-investment grade, are also subject to credit risk. The risks associated with a Special Equities investment may cause the value of the investment to decline below its cost and, in some instances, to lose its value entirely. A Fund’s Special Equities investments are valued under the direction of the Fund’s Board.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 56

Pursuant to approval by each Fund’s Board of Trustees/Directors, each Fund has retained Stephen Moody and Daryn Dodson as consultants to provide investment research for the Special Equities Program.

Special Equities investments for Calvert Social Index Fund will be limited to 1% of the Fund’s net assets if it commences the program.

Manager Discovery Program

As part of the ongoing commitment of Calvert to promote equal opportunity, Calvert has introduced the Manager Discovery Program. The program allocates up to 5% of a Fund’s assets to strong-performing yet often overlooked minority and women-owned money management firms. These firms must have a proven track record and investment discipline that mirror the investment objectives of a Fund. The Manager Discovery Program seeks to bring a dynamic new perspective to a Fund, while maintaining Calvert’s long-standing commitment to seeking financial performance and societal impact. No firm currently participates in the program.

MANAGEMENT OF FUND INVESTMENTS

ABOUT CALVERT

Calvert Investment Management, Inc. (Calvert or the Advisor), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Funds and all underlying funds in which the Asset Allocation Funds invest. Calvert provides the Funds and the underlying funds with investment supervision and management and office space, furnishes executive and other personnel to the Funds and the underlying funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of December 31, 2011, Calvert was the investment advisor for 43 mutual fund portfolios and had over $12 billion in assets under management.

MORE INFORMATION ABOUT THE ADVISOR, SUBADVISORS AND PORTFOLIO MANAGERS

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Advisor and respective Subadvisor (if any) of each Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a “Portfolio Manager”). The respective Fund’s SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in the Fund.

Calvert Balanced Portfolio

Calvert Investment Management, Inc.

See “About Calvert” above.

Natalie A. Trunow handles the allocation of assets and Portfolio Managers for the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Natalie A. Trunow	Senior Vice President, Chief Investment Officer – Equities, overseeing investment strategy and management of all Calvert balanced, equity and asset allocation portfolios.	Asset and Portfolio Manager
Allocations

Ms. Trunow joined Calvert as Head, Equities in August 2008. She previously served as the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global
Public Markets Group of General Motors Asset Management.

Fixed-Income Investments of Calvert Balanced Portfolio Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch manages the day-to-day investment of the fixed-income investments of the Fund.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 57

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in September 2011.	Lead Portfolio Manager for
fixed-income investments
Prior to joining Calvert in 2006, Mr Duch was a corporate trader/sector manager for Deutsche Asset Management.

Equity Investments of Calvert Balanced Portfolio

New Amsterdam Partners LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed a portion of the equity assets of the Fund since June 30, 2004.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Michelle Clayman,	New Amsterdam -- Ms. Clayman founded the firm in 1986.	Portfolio Manager
CFA

Nathaniel Paull, CFA	New Amsterdam -- Senior Portfolio Manager	Portfolio Manager

Profit Investment Management (Profit), 8401 Colesville Road, Suite 320, Silver Spring, Maryland 20910, has managed a portion of the equity assets of the Fund since October 2002.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Eugene A. Profit	Mr. Profit has been Chief Executive Officer of Profit since 1996.	Portfolio Manager

Calvert Equity Portfolio

Atlanta Capital Management Company, LLC (Atlanta Capital), 1075 Peachtree Street, Suite 2100, Atlanta, GA 30309, has managed the assets of the Fund since September 1998.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Richard B. England,	Managing Director – Equities and Portfolio Manager, Atlanta Capital	Lead Portfolio Manager
CFA
Member of Management Committee
Mr. England became a Portfolio Manager for this Fund in July 2006.

Paul J. Marshall, CFA	Portfolio Manager, Atlanta Capital	Portfolio Manager
Mr. Marshall became a Portfolio Manager for this Fund in March 2009.

Calvert Social Index Fund

World Asset Management, Inc. (World Asset), 255 E. Brown St., Birmingham, MI 48009, is the Subadvisor for Calvert Social Index Fund. World Asset is an indirect wholly-owned subsidiary of Comerica Incorporated. World Asset has been in the index business since the mid-1970s and specializes in passive portfolio management techniques. It has managed the assets of the Fund since its inception in 2000.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Eric R. Lessnau	July 2011-present: World Asset as Senior Porfolio Manager.	Portfolio Manager
December 2008-July 2011: World Asset as Portfolio Manager.
January-December 2008: World Asset as Portfolio Analyst.
2003-January 2008: Comerica Securities as Senior Analyst.

David J. Jones	April 2010-present: World Asset as Portfolio Manager.	Portfolio Manager
March 2009-April 2010: World Asset as Portfolio Analyst.
2002-March 2009: Munder Capital Management as an Equity Trader.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 58

Calvert Enhanced Equity Portfolio Calvert Investment Management, Inc.

See “About Calvert” above.

Natalie A. Trunow, Senior Vice President, Chief Investment Officer – Equities, manages the day-to-day investment of assets of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Natalie A. Trunow	Senior Vice President, Chief Investment Officer – Equities, overseeing investment strategy and management of all Calvert balanced, equity and asset allocation portfolios.	Portfolio Manager

Ms. Trunow joined Calvert as Head, Equities in August 2008. She previously served as the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global
Public Markets Group of General Motors Asset Management.

Calvert Capital Accumulation Fund

New Amsterdam Partners LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed the assets of the Fund since September 2005.

Michelle Clayman and Nathaniel Paull are New Amsterdam’s Portfolio Managers for Calvert Capital Accumulation Fund. Please see the information presented above with respect to New Amsterdam’s management of Calvert Balanced Portfolio regarding these Portfolio Managers’ business experience during the last five years and role on the management team.

Calvert International Equity Fund

Calvert Investment Management, Inc.

See “About Calvert” above.

Natalie A. Trunow, Senior Vice President, Chief Investment Officer – Equities, has managed an allocation of the Fund’s assets since December 2009 and is Calvert’s portfolio manager for Calvert International Equity Fund. Please see the information presented above with respect to Calvert’s management of Calvert Enhanced Equity Portfolio regarding this Portfolio Manager’s business experience during the last five years and role on the management team.

Thornburg Investment Management, Inc. (Thornburg), 2300 North Ridgetop Road, Santa Fe, NM 87506, has managed an allocation of the Fund’s assets since December 2009. Thornburg is a Delaware corporation, which has 40 managing directors with an equity interest in the firm.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
William V. Fries, CFA	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager

Wendy Trevisani	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager

Lei “Rocky” Wang,	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager
CFA

Martin Currie, Inc. (Martin Currie), 1350 Avenue of Americas, Suite 3010, New York, NY 10019, has managed an allocation of the Fund’s assets since December 2009. Martin Currie is a subsidiary of Martin Currie Investment Management Ltd, located in Edinburgh, Scotland, which was founded in 1881 and is a specialist investment management business. As of October 31, 2011 Martin Currie Investment Management Ltd managed US$10.4 billion in active equity portfolios for a global client base of financial institutions, charities, foundations, endowments, pension funds, family offices, government agencies and investment funds. Martin Currie Investment Management Ltd is a private company, owned and managed by its full-time employees.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
James Fairweather	1997 - present: Head of Global Equities, Martin Currie	Lead Portfolio Manager,
Martin Currie
David Sheasby	2004 - present: Director, Portfolio Manager, Martin Currie	Portfolio Manager

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 59

Christine Montgomery December 2009 - present: Portfolio Manager, Martin Currie

Portfolio Manager

2007-2009: Investment Partner, Edinburgh Partners

Calvert International Opportunities Fund

Advisory Research, Inc. (ARI), 180 N. Stetson Avenue, Suite 5500, Chicago, IL 60601, has managed an allocation of Fund’s assets since September 2011. ARI is a Delaware corporation and was founded in 1974. ARI has over $5.8 billion in assets under management as of October 31, 2011, primarily in equity, both domestic and international.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Jonathan P. Brodsky	2009 - present: Managing Director, ARI; member of ARI Investment Team	Portfolio Manager, Research
Analyst
2004 - 2009: Vice President, ARI; member of ARI Investment Team

Drew Edwards	2008 - present: Vice President, ARI; member of ARI Investment Team	Portfolio Manager
2005 - 2008: Investment Professional, Taiyo Pacific Partners

Marco P. Priani, CFA,	Vice President, ARI; member of ARI Investment Team	Portfolio Manager
CPA, FRM

Trilogy Global Advisors, LP (Trilogy), 1114 Avenue of the Americas, 28th Floor, New York, NY, 10036, has managed an allocation of the Fund’s assets since September 2011. Trilogy is a Delaware limited partnership and has been in business since 1999. Trilogy manages global, international and emerging markets equities with over $13 billion in assets under management as of October 31, 2011.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Willam Sterling,	1999 - present: Chief Investment Officer and Senior Portfolio Manager, Trilogy, Mr. Sterling has guided the firm since its inception in 1999.	Senior Portfolio Manager
Ph.D.

Gregory J. Gigliotti	2002 - present: Managing Director and Senior Portfolio Manager, Trilogy.	Senior Portfolio Manager
Responsible for day-to-day management of Trilogy’s client portfolios.

Pablo Salas	2005 - present: Managing Director and Senior Portfolio Manager, Trilogy.	Senior Portfolio Manager
Responsible for the management of Trilogy’s emerging markets equity portfolios.

Jessica Reuss, CFA	2006 - present: Product Specialist and Portfolio Manager, Trilogy. Responsible for global research coverage in the consumer discretionary and consumer staples sectors.	Portfolio Manager

David Runkle, Ph.D.,	2007 - present: Director of Quantitaive Research, Portfolio Manager, Trilogy.	Portfolio Manager
CFA	Responsible for Trilogy’s quantitative research efforts.
2002 - 2007: Investment Research Manager, Piper Jaffray.

Calvert Small Cap Fund

Calvert Investment Management, Inc.

See “About Calvert” above.

Natalie A. Trunow, Senior Vice President, Chief Investment Officer – Equities, has been responsible for the day-to-day management of the Fund since July 2010 and is Calvert’s Portfolio Manager for Calvert Small Cap Fund. Please see the information presented above with respect to Calvert’s management of Calvert Enhanced Equity Portfolio regarding this Portfolio Manager’s business experience during the last five years and role on the management team.

Calvert Global Alternative Energy Fund

Kleinwort Benson Investors International Ltd (KBI) (formerly KBC Asset Management International Ltd.), Joshua Dawson House, Dawson Street, Dublin 2, Ireland, has managed the assets of the Fund since inception. KBI is wholly-owned by Kleinwort Benson Investors Dublin Ltd., which is a wholly-owned subsidiary of Kleinwort Benson Group Ltd. KBI’s ultimate parent is RHJ International Group.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 60

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Jens Peers, CFA	Head of Environmental Equities, KBI	Portfolio Manager

Treasa Ni Chonghaile	Equity Portfolio Management, KBI	Portfolio Manager

Colm O’Connor	Equity Portfolio Management, KBI (Jan. 2009 – present)	Portfolio Manager
Equity Analyst, Environmental Strategies, KBI (2006-2009)

Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund Calvert Investment Management, Inc.

See “About Calvert” above.

The Calvert Asset Allocation Committee (the “Allocation Committee”) manages the Asset Allocation Funds. Natalie A. Trunow is the head of the Allocation Committee. She is Senior Vice President, Chief Investment Officer – Equities, Calvert, and oversees investment strategy and management of all Calvert balanced, equity and asset allocation portfolios. Ms. Trunow joined Calvert as Head, Equities, in August 2008. She previously served as the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management. The Asset Allocation Funds’ SAI provides additional information about Ms. Trunow’s management of other accounts, compensation and ownership of securities in each Asset Allocation Fund.

Calvert and each Fund have obtained an exemptive order from the SEC to permit Calvert and the applicable Fund, pursuant to approval by the Fund’s Board of Trustees/Directors, to enter into and materially amend contracts with the Fund’s Subadvisor, if any (that is not an “affiliated person” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”)) without shareholder approval. See “Investment Advisor and Subadvisors” in the respective Fund’s SAI for further details.

ADVISORY FEES

The table below shows the aggregate annual advisory fee paid by each Fund (other than the Asset Allocation Funds) for the most recent fiscal year as a percentage of that Fund’s average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees, if any, paid directly by the Fund. (Subadvisory fees paid by Calvert to a Subadvisor are reflected in the total advisory fees paid by the Fund to Calvert.) The advisory fee does not include administrative fees.

Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund do not pay advisory fees to Calvert for performing investment advisory services. Calvert, however, does receive advisory fees from managing the underlying Calvert funds, a portion of which are paid indirectly by the Asset Allocation Funds. For the most recent fiscal year, each Asset Allocation Fund paid an administrative fee of 0.15% of the Fund’s average daily net assets to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.

Fund	Advisory Fee
Calvert Balanced Portfolio	0.425%
Calvert Equity Portfolio	0.50%
Calvert Social Index Fund	0.208	% [1]
Calvert Enhanced Equity Portfolio	0.50	% [2]
Calvert Capital Accumulation Fund	0.65%
Calvert International Equity Fund	0.74%
Calvert International Opportunities Fund	0.80%
Calvert Small Cap Fund	0.70	% [3]
Calvert Global Alternative Energy Fund	0.97	% [4]

1	Effective February 1, 2011, the advisory fee is 0.20% of the Fund’s average daily net assets.
2	The contractual advisory fee is 0.60%; the Advisor voluntarily waived 0.10% in advisory fees.
3	Effective November 29, 2010, the advisory fee is 0.70% of the Fund’s average daily net assets.
4	Effective February 1, 2011, the advisory fee is 0.95% of the Fund’s average daily net assets.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 61

A discussion regarding the basis for the approval by the Funds’ Board of Trustees/Directors of the investment advisory agreement and any applicable subadvisory agreement with respect to each Fund is available in the most recent Semi-Annual Report of the respective Fund covering the fiscal period that ends on March 31 each year.

CONSULTING FEES

(Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Ibbotson Associates, a wholly-owned subsidiary of Morningstar, Inc., serves as an asset allocation consultant and provides guidance on maintaining an optimal allocation strategy for the Asset Allocation Funds. Ibbotson reviews portfolio allocations on a quarterly basis and reports results and recommendations to the Calvert Asset Allocation Committee. Each Asset Allocation Fund pays Ibbotson an annual fee of 0.05% of the Fund’s average daily net assets as compensation for such consulting services. Ibbotson Associates is located at 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601.

SHAREHOLDER INFORMATION

For more information on buying and selling shares, please contact your financial professional or Calvert’s client services department at 800-368-2748.

HOW TO OPEN AN ACCOUNT

Complete and sign an application for each new account. Be sure to specify Class I. After your account is open, you may buy shares and wire funds by telephone. All subsequent purchases must be made by an electronic funds transfer or through the National Securities Clearing Corporation (“NSCC”), in U.S. dollars. Each ACH funds transfer is limited to $300,000. Calvert Investment Distributors, Inc. (“CID”) is the Funds’ distributor. For more information and wire instructions, call Calvert at 800-327-2109.

Minimum to Open Fund Account: $1,000,000

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Examples include the following:

• the investment would permit a previously closed Class I in the Fund to reopen, at no additional expense to other Fund Classes;
• the investor has agreed to make additional Class I investments within a reasonable amount of time;
• discretionary wrap programs;
• omnibus accounts purchasing for a fund of funds; and
• certain omnibus accounts and employer sponsored retirement or employee benefit plan accounts.

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange (“NYSE”) is open and the Fund is open but electronic funds transfers cannot be received because the banks are closed.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, each Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 62

Through your Broker/Dealer

Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. ET) on the NYSE to receive that day’s NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Arrangements with Broker/Dealers

CID, the Funds’ distributor, may pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of a Fund and/or shares of other Funds underwritten by CID. CID may make expense reimbursements for special training of a broker/dealer’s registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CID, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale and distribution of the securities or for services to a Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates.

HOW SHARES ARE PRICED

The price of shares is based on each Fund’s NAV. The NAV is computed by adding the value of a Fund’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund’s shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the oversight of the Board of Trustees/Directors and pursuant to a Fund’s valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security.

Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees/Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to a Fund’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors may change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

For assistance in making fair value determinations, the Boards of Directors of Calvert International Equity Fund, Calvert International Opportunities Fund and Calvert Global Alternative Energy Fund have retained a third-party fair value pricing service, pursuant to the respective Fund’s valuation procedures and under the ultimate supervision of the Board, to quantitatively value holdings of the Fund that trade on foreign exchanges. From time to time, market moves in the U.S. subsequent to the close of those local markets but prior to the Fund’s official pricing time of 4 p.m. Eastern Time may cause those local market prices to not be representative of what a reasonable investor would pay for those securities. In the event of such market movements in excess of previously established and Board-approved thresholds, the Fund’s service providers quantitatively estimate the fair value of each affected security. The values are calculated using the service provider’s proprietary models based upon the actual market close and trailing data from various benchmarks, futures and currencies. Factors that may influence the results of this process include changes in U.S. market index values, price movements in futures contracts based on foreign markets that trade in the U.S., and changes in industry or economic sector indices.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 63

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in “good order.” This means that your request must include:

• The Fund name and account number.

• The amount of the transaction (in dollars or shares).

• Signatures of all owners exactly as registered on the account (for mail requests).

• Signature guarantees (if required).*

• Any supporting legal documentation that may be required.

• Any outstanding certificates representing shares to be redeemed.

* For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day’s closing NAV; otherwise you will receive the next business day’s NAV.

Purchase and Redemption of Shares through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund’s behalf. Such broker/ dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer’s authorized designee, receives the order in good order. The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/dealer or the broker/dealer’s authorized designee.

HOW TO SELL SHARES

You may redeem all or a portion of the shares from your account on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by ACH funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 64

securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.

Each Fund reserves the right to suspend or postpone redemptions during any period when:

(a)	trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings;
(b)	the SEC has granted an order to the Fund permitting such suspension; or
(c)	an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be made by electronic funds transfer because the banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone - call 800-368-2745

You may redeem shares from your account by telephone and have your money sent by electronic funds transfer to a bank you have previously authorized. All redemptions must be made by an electronic funds transfer or through the NSCC, in U.S. dollars. Each ACH funds transfer is limited to $300,000. To add instructions to permit an electronic funds transfer to be sent to an account not previously authorized you must send us those instructions in a letter that is signature guaranteed.

Written Requests

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544.

Your letter should include your account number, name of the Fund and Class, the number of shares or the dollar amount you are redeeming, and how you want the money sent to your authorized account. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to an account other than the account of record, your letter must be signature guaranteed.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee’s name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days).

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day’s NAV. Your broker/ dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Redemption Fee

In its effort to detect and prevent market timing, each Fund charges a 2% redemption fee on redemptions, including exchanges, within 7 days of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 65

apply its own redemption fee policy, as described under “Other Calvert Features/Policies -- Market Timing Policy” below. In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

For those shares to which the Fund’s redemption fee policy is applicable, the redemption fee will only be waived in the following circumstances:

• Accounts of foundations, endowments, state and local governments, and those that use consultants.

• Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. “Disability” means a total disability as evidenced by a determination by the U.S. Social Security Administration.

• Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder’s Calvert retirement accounts.

• The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Code.

• Involuntary redemptions of accounts under procedures set forth by a Fund’s Board of Trustees/Directors.

• Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.

• Redemption of shares purchased with reinvested dividends or capital gain distributions.

• Shares transferred from one retirement plan to another in the same Fund.

• Shares redeemed as part of a retirement plan termination or restructuring.

• Redemption of shares of a Fund held as a “qualified default investment alternative” in a retirement plan account in accordance with the requirements of Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations promulgated under that Act (Calvert Balanced Portfolio, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund only).

• Redemption of shares of a Fund held as a default investment option in a retirement plan.

• Exchange or redemption transactions by an account that a Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that does not have the systematic capability of assessing the redemption fee at the individual or participant account level. For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund’s Transfer Agent.

In order to determine your eligibility for a redemption fee waiver, it may be necessary to notify your broker/dealer or the Fund of the qualifying circumstances and to provide any applicable supporting documentation.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts. There are no assurances that intermediaries will properly assess the fee.

OTHER CALVERT FEATURES / POLICIES

Website

For 24-hour performance and pricing information, visit www.calvert.com.

You can obtain current performance and pricing information and verify account balances with the convenience of logging on to www.calvert.com.

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 66

Telephone Transactions

You may purchase, redeem, or exchange shares, or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that include common stock funds, tax-exempt and corporate bond funds, and money market funds; call your broker/dealer or Calvert representative for more information. We make it easy for you to purchase shares in other Calvert Funds if your investment goals change.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). You may then give exchange instructions by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert Fund, and the exchange must satisfy the minimum investment amount for that Calvert Fund.

Exchange requests will not be accepted on any day when Calvert is open but the Fund’s custodian bank is closed (i.e., Columbus Day and Veterans Day); these exchange requests will be processed the next day the Fund’s custodian bank is open.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading (“market timing”) vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, each Fund’s Board of Trustees/Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Fund, which may require you to pay a redemption fee, as described under “How to Sell Shares - Redemption Fee” in this Prospectus. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor and Subadvisor(s) to implement a Fund’s investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of any Fund through a service provider, such as a broker/dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund’s Board of Trustees/Directors. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. As a result, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund’s Board of Trustees/ Directors. The Board of Trustees/Directors of each Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of any Fund through an omnibus account if the service provider’s policies, in Fund management’s judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund’s Board of Trustees/Directors. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 67

As stated under “How to Sell Shares” in this Prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account:

(i)	does not have the systematic capability of assessing the redemption fee at the individual or participant account level, or
(ii)	as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee.

If a significant percentage of a Fund’s shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.

Each Fund and CID reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CID also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice) or withdraw all or any part of the offering made by this Prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund prospectuses and annual and semi-annual reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts held directly with Calvert that have the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call Calvert client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above. Multiple accounts held through a broker/dealer (or other financial intermediary) that share the same household address may receive one mailing.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance

Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund.

If the balance in your account falls below the minimum, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed or moved to Class A (at NAV) if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 68

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid to you by electronic funds transfer to a predesignated bank account. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date (“buying a dividend”), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Cost Basis Reporting

Effective January 1, 2012, mutual funds must report cost basis information to you and the Internal Revenue Service (“IRS”) when you sell or exchange shares acquired on or after January 1, 2012 in your non-retirement accounts. The new cost basis regulations do not affect retirement accounts, money market funds, and shares acquired before January 1, 2012. A Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election by a shareholder, the Fund will use the average cost method with respect to that shareholder. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Calvert Balanced Portfolio	Paid quarterly
Calvert Moderate Allocation Fund	Paid quarterly
Calvert Aggressive Allocation Fund	Paid quarterly
Calvert Equity Portfolio	Paid annually
Calvert Social Index Fund	Paid annually
Calvert Enhanced Equity Portfolio	Paid annually
Calvert Capital Accumulation Fund	Paid annually
Calvert International Equity Fund	Paid annually
Calvert International Opportunities Fund	Paid annually
Calvert Small Cap Fund	Paid annually
Calvert Global Alternative Energy Fund	Paid annually

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 69

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. For Calvert Balanced Portfolio, you will be notified to the extent, if any, that dividends reflect interest received from U.S. Government securities. Such dividends may be exempt from certain state income taxes. If you invest in an international or global Fund (Calvert International Equity Fund, Calvert International Opportunities Fund or Calvert Global Alternative Energy Fund), you may receive additional information regarding foreign source income and foreign taxes to assist in your calculation of foreign tax credits.

Some of the dividends may be identified as qualified dividend income and be eligible for the reduced federal tax rate if the individual investor meets the holding period requirement. Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number (“TIN”) and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

DESCRIPTION OF UNDERLYING FUNDS

(Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Each Asset Allocation Fund seeks to achieve its investment objective by investing primarily in shares of other underlying Calvert funds. The investment performance and risks of the Asset Allocation Funds are therefore directly related to the investment performance and risks of the underlying Calvert funds. The respective Fund Summaries for the Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund in this Prospectus specify the underlying Calvert funds in which each Asset Allocation Fund may invest. Calvert is the investment advisor for all of the underlying funds.

UNDERLYING CALVERT EQUITY FUNDS

All underlying Calvert equity funds are offered in this Prospectus except for the Calvert Global Water Fund. The investment objective, principal investment strategies and principal risks of the underlying Calvert equity funds other than the Calvert Global Water Fund are described in the respective Fund Summaries in this Prospectus. For additional information on the underlying equity funds’ investment strategies and risks of these Funds, see “More Information on Investment Strategies and Risks” in this Prospectus. Additional investment practices are described in the SAI of each of these underlying Calvert equity funds.

One additional underlying Calvert fund (Calvert Global Water Fund) is offered in a separate Calvert prospectus. The investment objectives, principal investment strategies, principal risks and description of water indices of the Calvert Global Water Fund (Class A, C and Y only) are described below. This description is not an offer of this underlying fund’s shares. For additional information on the investment strategies and risks of this underlying fund, please see Calvert’s Equity and Asset Allocation Prospectus dated January 31, 2012 (Class A, B, C and Y). Additional investment practices are described in the Calvert Impact Fund, Inc. SAI dated January 31, 2012 that includes this underlying fund. The prospectus and SAI for Calvert Global Water Fund is available on Calvert’s website at www.calvert.com.

Calvert Equity Fund

Calvert Global Water Fund

Investment Objective

The Fund seeks growth of capital through investment in equity securities of companies active in the water-related resource sector, using the Fund’s corporate responsibility standards and strategies. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

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Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies whose main business is in the water sector or that are significantly involved in water related services or technologies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the water-related resource sector.

Investments in water-related resource sectors and companies include: water treatment, engineering, filtration, environmental controls, water related equipment, water and wastewater services, and water utilities. These companies may be involved in technologies, services and products including water distribution, water infrastructure and equipment, construction and engineering, environmental control and metering, and services or technologies that conserve or enable more efficient use of water. The Fund seeks to invest in companies directly involved in the management of water-related resources and not in packagers or resellers of bottled water.

A company whose main business is in the water-related resource sector or that is significantly involved in the water-related resource sector will: (1) derive at least 50% of its revenues or earnings from water-related resource sector activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following water indices: Palisades (Global) Water Index, S&P Global Water Index, ISE Water IndexTM and S-Network Global Water IndexSM. For more information on these indices, see “Description of Water Indices” below.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small-and mid-cap stocks than large-cap stocks because many water-related resource companies are relatively new.

The Fund is non-diversified.

As a globally diverse fund, the Fund may invest in several countries in different geographic regions of the world, and the Subadvisor’s stock selection process does not utilize a pre-determined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in any geographic region (including in emerging markets) if the Subadvisor deems the company attractive.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

The Subadvisor combines quantitative (initial screening and evaluation) and fundamental processes. The fundamental process focuses on company strength, growth, and cash flow measures, taking into account sustainable and socially responsible investing initiatives and polices. Top-down views on industries, sectors or regions act as risk controls in portfolio construction.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Fund may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Engagement will encourage selected companies in the Fund’s portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway. The Fund has sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the Fund, and specific types of companies in which the Fund seeks to invest.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability, and responsibility factors, as well as its threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund, and gains or losses on a single stock may have greater impact on the Fund.

Water Sector Risk. Stocks that comprise the water-related resource sector may fall in value.

Water Industry Risks. The water industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 71

to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.

Concentration Risk. A downturn in the water-related resources sector would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The stock market (including stock markets outside the U.S.) may fall in value, causing prices of stocks held by the Fund to fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

ADR and GDR Risk. The risks of ADRs and GDRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Description of Water Indices

The Fund may invest in companies that are included in the water indices described below.

Palisades Global Water Index

The Palisades Global Water Index is a modified equal-dollar weighted stock market index. The Index is designed to track the performance of companies engaged in the global water industry such as pump and filter manufacturers, water utilities, and irrigation equipment manufacturers. As of December 31, 2011, the Index included 30 companies.

Standard & Poor’s (S&P) Global Water Index

The S&P Global Water Index is comprised of many of the largest publicly traded companies in water-related businesses that meet the Index’s specific investability requirements. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global water industry, from both developed markets and emerging markets. As of December 31, 2011, the Index included 49 companies.

ISE Water IndexTM

The ISE Water Index provides a benchmark for investors interested in this emerging sector. The Index uses a modified market capitalization-weighted methodology to create a more uniform weight distribution. This prevents a few large component stocks from dominating the Index but still promotes portfolio diversification by retaining the economic attributes of capitalization ranking. Semi-annual reviews and rebalancing events are used to “re-set” the weighting of the component such that the component has a proportionate influence on the index performance. As of December 31, 2011, the Index contained 36 component stocks.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 72

S-Network Global Water IndexSM

The S-Network Global Water Index is the composite index and includes water utilities and companies engaged in water infrastructure and technology development. The composite is divided into two sub-indexes: S-Network Global Water WorksSM, a compilation of 30 water utilities, and S-Network Global Water TechSM, which includes 30 water technology and infrastructure stocks. As of December 31, 2011, the Index included 60 companies.

UNDERLYING CALVERT FIXED-INCOME AND MONEY MARKET FUNDS

Two additional underlying Calvert funds (Calvert Bond Portfolio and Calvert Money Market Portfolio) are offered in a separate Calvert prospectus. The investment objectives, principal investment strategies and principal risks of these two underlying funds are described below. This description is not an offer of these underlying funds’ shares. For additional information on the investment strategies and risks of these two underlying funds, please see the Calvert Income Funds prospectus dated January 31, 2012 (Class A, B, C, O and Y). Additional investment practices are described in the Calvert Social Investment Fund SAI dated January 31, 2012 that includes these two underlying funds. The prospectus and SAI for Calvert Bond Portfolio and Calvert Money Market Portfolio are available on Calvert’s website at www.calvert.com.

Calvert Fixed-Income Fund

Calvert Bond Portfolio

Investment Objective

The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and straight debt securities meeting the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. At least 65% of the Fund’s net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor’s or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is non-diversified.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 73

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Securities Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not work to achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment-grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 74

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisors analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Calvert Money Market Fund

Calvert Money Market Portfolio

Investment Objective

The Fund seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments meeting the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This ojective may be changed by the Fund’s Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund invests in high quality money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations, and repurchase agreements. All investments must comply with the SEC’s money market fund requirements per Rule 2a-7 of the Investment Company Act of 1940.

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Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the Fund because it invests primarily in securities that are considered to be of high quality. The Fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING BY THE UNDERLYING FUNDS

(Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

UNDERLYING CALVERT EQUITY FUNDS

Please see “About Sustainable and Socially Responsible Investing” in this Prospectus with respect to the investment selection process and the sustainable and socially responsible investment criteria of the underlying Calvert equity funds other than the Calvert Global Water Fund.

The following describes the investment selection process and the sustainable and socially responsible investment criteria of the underlying

Calvert Global Water Fund.

CALVERT SOLUTION STRATEGIES®

(Calvert Global Water Fund)

Investment Selection Process

In seeking to achieve the Fund’s investment objective, investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. To the greatest extent possible, the Fund seeks to invest in

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 76

companies that exhibit positive performance with respect to one or more of the sustainable and socially responsible investment criteria. Investments for the Fund must be consistent with the Fund’s current financial, sustainable and socially responsible investment criteria, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed-income securities in the Fund may be made prior to the application of corporate responsibility standards and strategies, due to the nature of the fixed-income market, where unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund’s sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund’s sustainable and socially responsible investment criteria, the security will be sold as per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets the Fund’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

The Fund may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s benchmark. The ETFs in which the Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by the Fund does not constitute endorsement or validation by the Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund’s sustainable and socially responsible investment criteria.

Sustainable and Socially Responsible Investment Criteria

The Fund seeks to invest in companies that produce or market safe water-related products, services and technologies that enhance access and affordability, public health, and quality of life. Calvert believes that equitable access to water is a fundamental human right. The Fund will take into account the specific human rights and Indigenous Peoples’ Rights issues related to the sector, as well as those pertaining to environmental as well as governance commitments and performance.

In seeking to achieve the Fund’s investment objective, investments are selected for financial soundness as well as evaluated according to the Fund’s threshold responsibility standards with respect to tobacco, weapons and human rights. Investments for the Fund must be consistent with the Fund’s current investment criteria, including financial factors and threshold responsibility standards.

The Fund has the following threshold responsibility standards, which are applied in determining whether a security qualifies as an investment for the Fund:

  The Fund will seek to avoid investing in companies that manufacture tobacco products.
  The Fund will seek to avoid investing in companies that manufacture, design or sell weapons or the critical components of weapons that violate international humanitarian law or that are inherently offensive weapons.
  The Fund will critically evaluate companies that contribute directly to governments that are under U.S. or international sanction for grave human rights abuses such as genocide or forced labor.

As the corporate responsibility and sustainability objectives long supported by Calvert have become more mainstream concerns, Calvert has observed significant new commitments to address environmental, social and governance issues on the part of many companies. The Fund acknowledges and encourages such progress, including that on the part of companies which may be in the early stages of addressing the most critical risks and/or opportunities facing the industry. Engagement for the Fund will encourage companies to reinforce key areas of progress and to address legacy or current issues where commitment and performance continue to lag. Engagement will urge companies to pursue sustainability leadership opportunities where possible, especially in the context of promoting sound environmental management and equitable access to water around the world.

As a matter of practice, evaluation of a particular company in the context of this strategy will involve subjective judgment by Calvert and the Subadvisor. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.

Calvert’s approach will employ a range of engagement tools, from proxy voting and shareholder resolutions to dialogues with senior management and broader industry-standard setting initiatives to advance our advocacy objectives with selected companies.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 77

UNDERLYING CALVERT FIXED-INCOME AND MONEY MARKET FUNDS

The following describes the investment selection process and the sustainable and socially responsible investment criteria of the underlying Calvert fixed-income and money market funds.

CALVERT SIGNATURE STRATEGIES®

(Calvert Bond Portfolio and Calvert Money Market Portfolio)

Investment Selection Process

In seeking to achieve a Fund’s investment objective, investments are first selected for financial soundness and then evaluated according to that Fund’s sustainable and socially responsible investment criteria. Only companies that meet all of the Fund’s environment, social, and governance (“ESG”) criteria are eligible for investment. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for a Fund must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed-income securities for Calvert’s sustainable and socially responsible funds may be made prior to the application of the sustainability and social responsibility analysis, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund’s sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund’s sustainable and socially responsible investment criteria, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Although each Fund’s sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert believes there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund’s investment objective and its sustainable and socially responsible investment criteria.

Calvert Bond Portfolio may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s benchmark. The ETFs in which the Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund’s sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Sustainable and Socially Responsible Investment Criteria

Each Fund seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.

Each Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert, drawing on the Fund’s longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Trustees without shareholder approval.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 78

Calvert Bond Portfolio and Calvert Money Market Portfolio

The Funds seek to invest in companies that:

  Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.
  Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization (“ILO”) core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.
  Observe appropriate international human rights standards in operations in all countries.
  Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.
  Produce or market products and services that are safe and enhance the health or quality of life of consumers.
  Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.
  Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Funds seek to avoid investing in companies that:

  Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.
  Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.
  Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.
  Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.
  Demonstrate poor corporate governance or engage in harmful or unethical business practices.
  Manufacture tobacco products.
  Are significantly involved in the manufacture of alcoholic beverages.
  Have direct involvement in gambling operations.
  Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.
  Manufacture or sell firearms and/or ammunition.
  Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.
  Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 79

leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

With respect to U.S. government securities, the Calvert Bond Portfolio and Calvert Money Market Portfolio invest in debt obligations issued by the U.S. government (i.e., Treasury securities) or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Funds’ sustainable and socially responsible investment criteria.

Shareholder Advocacy and Corporate Responsibility

As each Fund’s Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert’s activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its sustainability research process. After a Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management’s successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert’s efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company’s first-ever disclosure of its equal employment policies, programs and workforce demographics.

SPECIAL INVESTMENT PROGRAMS

(Calvert Signature Strategies®and Calvert Solution Strategies®)

As part of Calvert’s and Fund shareholders’ ongoing commitment to providing and fostering innovative initiatives, Calvert Global Water Fund and Calvert Bond Portfolio may invest a small percentage of their respective assets through special investment programs that are non-principal investment strategies pioneered by Calvert – High Social Impact Investments and, for Calvert Global Water Fund only, Special Equities.

High Social Impact Investments

(Calvert Global Water Fund and Calvert Bond Portfolio)

High Social Impact Investments is a program that targets up to 1% of each Fund’s assets. High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering each Fund’s sustainable and socially responsible investment criteria.

Consistent with the Calvert Global Water Fund’s strategy of focusing on water-related resources, High Social Impact Investments for that Fund shall be made in water-related initiatives.

These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. Each Fund believes that these investments have a significant sustainability and social responsibility return through their impact in our local communities.

Each Fund’s High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund’s Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund’s Board and under the ultimate supervision of the Board. See “How Shares Are Priced” in each Fund’s Prospectus. Each Fund’s High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order issued by the SEC, the Funds may invest those assets allocated for investment through the High Social

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Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Funds and Calvert Investments, Inc., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.

Calvert Global Water Fund may also invest in high social impact issuers through social enterprises in conjunction with the Special Equities investment program (see “Special Equities” below.)

Special Equities

(Calvert Global Water Fund)

This Fund may invest in the Special Equities investment program that allows the Fund to promote especially promising approaches to sustainable and socially responsible investment goals through privately placed investments. Special Equities investments are subject to the Fund’s limit on illiquid securities (which is no more than 15% of the Fund’s net assets). The investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds. Most Special Equities investments are expected to have a projected market-rate risk-adjusted return. A small percentage of the program may be invested in Social Enterprises, issues that have a projected below-market risk-adjusted rate of return, but are expected to have a high degree of positive impact on societal change. The Special Equities Committee of the Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk and all are subject to liquidity, information and transaction risk. Special Equities foreign investments are also subject to foreign securities risk, while Special Equities debt securities, which are generally below-investment grade, are also subject to credit risk. The risks associated with a Special Equities investment may cause the value of the investment to decline below its cost and, in some instances, to lose its value entirely. The Fund’s Special Equities investments are valued under the direction of the Fund’s Board.

Pursuant to approval by the Fund’s Board of Directors, the Fund has retained Stephen Moody and Daryn Dodson as consultants to provide investment research for the Special Equities Program.

Special Equities investments for the Fund will be limited to 1% of the Fund’s net assets if it commences the program. This is subject to Board discretion.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds’ financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund’s operations). The Funds’ fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund’s financial statements, which were audited by KPMG LLP. Their report, along with a Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 81

CALVERT BALANCED PORTFOLIO FINANCIAL HIGHLIGHTS

	Years ended
	September 30,	September 30,	September 30,
Class I shares	2011 (z)	2010 (z)	2009
Net asset value, beginning	$26.22	$24.25	$25.27
Income from investment operations:
Net investment income	.43	.42	.52
Net realized and unrealized gain (loss)	.23	1.93	(1.04)
Total from investment operations	.66	2.35	(.52)
Distributions from:
Net investment income	(.39)	(.38)	(.50)
Net realized gain	—	—	***
Total distributions	(.39)	(.38)	(.50)
Total increase (decrease) in net asset value	.27	1.97	(1.02)
Net asset value, ending	$26.49	$26.22	$24.25

Total return*	2.45%	9.72%	(1.76%)
Ratios to average net assets:A
Net investment income	1.54%	1.62%	2.42%
Total expenses	1.33%	1.09%	.89%
Expenses before offsets	.72%	.72%	.73%
Net expenses	.72%	.72%	.72%
Portfolio turnover	100%	75%	57%
Net assets, ending (in thousands)	$1,820	$1,518	$5,875

		Years ended
		September 30,	September 30,
Class I shares		2008	2007
Net asset value, beginning		$31.64	$29.70
Income from investment operations:
Net investment income		.70	.76
Net realized and unrealized gain (loss)		(4.75)	1.90
Total from investment operations		(4.05)	2.66
Distributions from:
Net investment income		(.69)	(.72)
Net realized gain		(1.63)	—
Total distributions		(2.32)	(.72)
Total increase (decrease) in net asset value		(6.37)	1.94
Net asset value, ending		$25.27	$31.64

Total return*		(13.69%)	9.00%
Ratios to average net assets:A
Net investment income		2.52%	2.40%
Total expenses		.80%	.77%
Expenses before offsets		.72%	.73%
Net expenses		.72%	.72%
Portfolio turnover		77%	81%
Net assets, ending (in thousands)		$5,905	$8,721

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 82

CALVERT EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

	Years ended
	September 30,	September 30,	September 30,
Class I shares	2011 (z)	2010 (z)	2009 (z)
Net asset value, beginning	$34.66	$31.04	$34.58
Income from investment operations:
Net investment income	.10	.14	.21
Net realized and unrealized gain (loss)	.46	3.59	(1.83)
Total from investment operations	.56	3.73	(1.62)
Distributions from:
Net investment income	—	(.11)	—
Net realized gain	—	—	(1.92)
Total distributions	—	(.11)	(1.92)
Total increase (decrease) in net asset value	.56	3.62	(3.54)
Net asset value, ending	$35.22	$34.66	$31.04

Total return*	1.62%	12.04%	(2.88%)
Ratios to average net assets:A
Net investment income	.28%	.42%	.79%
Total expenses	.67%	.68%	.70%
Expenses before offsets	.67%	.68%	.70%
Net expenses	.67%	.68%	.70%
Portfolio turnover	41%	39%	38%
Net assets, ending (in thousands)	$535,829	$198,553	$156,430

		Years ended
		september 30,	september 30,
Class I shares		2008	2007
Net asset value, beginning		$42.79	$38.44
Income from investment operations:
Net investment income		.20	.21
Net realized and unrealized gain (loss)		(5.98)	5.73
Total from investment operations		(5.78)	5.94
Distributions from:
Net realized gain		(2.43)	(1.59)
Total distributions		(2.43)	(1.59)
Total increase (decrease) in net asset value		(8.21)	4.35
Net asset value, ending		$34.58	$42.79

Total return*		(14.39%)	15.88%
Ratios to average net assets:A
Net investment income		.49%	.53%
Total expenses		.67%	.67%
Expenses before offsets		.67%	.67%
Net expenses		.67%	.66%
Portfolio turnover		51%	35%
Net assets, ending (in thousands)		$118,423	$170,767

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 83

CALVERT SOCIAL INDEX FUND FINANCIAL HIGHLIGHTS

	Years ended
	September 30,	September 30,	September 30,
Class I shares	2011 (z)	2010	2009 (z)
Net asset value, beginning	$10.65	$9.85	$10.65
Income from investment operations:
Net investment income	.16	.13	.15
Net realized and unrealized gain (loss)	(.15)	.81	(.77)
Total from investment operations	.01	.94	(.62)
Distributions from:
Net investment income	(.14)	(.14)	(.18)
Total distributions	(.14)	(.14)	(.18)
Total increase (decrease) in net asset value	(0.13)	.80	(.80)
Net asset value, ending	$10.52	$10.65	$9.85

Total return*	(.06%)	9.62%	(5.26%)
Ratios to average net assets:A
Net investment income	1.35%	1.32%	1.88%
Total expenses	.52%	.55%	.63%
Expenses before offsets	.21%	.21%	.21%
Net expenses	.21%	.21%	.21%
Portfolio turnover	8%	10%	16%
Net assets, ending (in thousands)	$26,741	$29,055	$21,781

		Years ended
		September 30,	September 30,
Class I shares		2008	2007 (z)
Net asset value, beginning		$13.92	$12.38
Income from investment operations:
Net investment income		.18	.22
Net realized and unrealized gain (loss)		(3.25)	1.44
Total from investment operations		(3.07)	1.66
Distributions from:
Net investment income		(.20)	(.12)
Total distributions		(.20)	(.12)
Total increase (decrease) in net asset value		(3.27)	1.54
Net asset value, ending		$10.65	$13.92

Total return*		(22.34%)	13.44%
Ratios to average net assets:A
Net investment income		1.68%	1.65%
Total expenses		.57%	.57%
Expenses before offsets		.22%	.23%
Net expenses		.21%	.21%
Portfolio turnover		14%	9%
Net assets, ending (in thousands)		$21,342	$23,120

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 84

CALVERT ENHANCED EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

	Years ended
	September 30,	September 30,	September 30,
Class I shares	2011 (z)	2010 (z)	2009 (z)
Net asset value, beginning	$15.29	$13.83	$15.13
Income from investment operations:
Net investment income	.21	.15	.20
Net realized and unrealized gain (loss)	.11	1.47	(1.27)
Total from investment operations	.32	1.62	(1.07)
Distributions from:
Net investment income	(.16)	(.16)	(.23)
Total distributions	(.16)	(.16)	(.23)
Total increase (decrease) in net asset value	.16	1.46	(1.30)
Net asset value, ending	$15.45	$15.29	$13.83

Total return*	2.02%	11.77%	(6.64%)
Ratios to average net assets:A
Net investment income	1.22%	1.04%	1.70%
Total expenses	.89%	.91%	.95%
Expenses before offsets	.79%	.81%	.81%
Net expenses	.79%	.81%	.81%
Portfolio turnover	111%	109%	111%
Net assets, ending (in thousands)	$31,035	$30,524	$25,174

		Years ended
		September 30,	September 30,
Class I shares		2008 (z)	2007 (z)
Net asset value, beginning		$20.67	$19.83
Income from investment operations:
Net investment income		.24	.22
Net realized and unrealized gain (loss)		(4.56)	1.55
Total from investment operations		(4.32)	1.77
Distributions from:
Net investment income		(.14)	(.10)
Net realized gain		(1.08)	(.83)
Total distributions		(1.22)	(.93)
Total increase (decrease) in net asset value		(5.54)	.84
Net asset value, ending		$15.13	$20.67

Total return*		(22.13%)	9.09%
Ratios to average net assets:A
Net investment income		1.36%	1.09%
Total expenses		.85%	.88%
Expenses before offsets		.75%	.78%
Net expenses		.74%	.76%
Portfolio turnover		46%	56%
Net assets, ending (in thousands)		$23,364	$24,663

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 85

CALVERT CAPITAL ACCUMULATION FUND FINANCIAL HIGHLIGHTS

	Years ended
	September 30,	September 30,	September 30,
Class I shares	2011 (z)	2010	2009
Net asset value, beginning	$26.59	$21.89	$24.06
Income from investment operations:
Net investment income (loss)	(.06)	(.04)	.02
Net realized and unrealized gain (loss)	1.41	4.74	(2.19)
Total from investment operations	1.35	4.70	(2.17)
Total increase (decrease) in net asset value	1.35	4.70	(2.17)
Net asset value, ending	$27.94	$26.59	$21.89

Total return*	5.08%	21.47%	(9.02%)
Ratios to average net assets:A
Net investment income (loss)	(.20%)	(.19%)	.10%
Total expenses	.99%	1.12%	1.28%
Expenses before offsets	.86%	.86%	.86%
Net expenses	.86%	.86%	.86%
Portfolio turnover	65%	87%	72%
Net assets, ending (in thousands)	$21,144	$7,138	$3,837

		Years ended
		September 30,	September 30,
Class I shares		2008	2007 (z)
Net asset value, beginning		$29.16	$24.73
Income from investment operations:
Net investment income (loss)		**	(.05)
Net realized and unrealized gain (loss)		(4.96)	4.48
Total from investment operations		(4.96)	4.43
Distributions from:
Net realized gain		(.41)	—
Total distributions		(.41)	—
Total increase (decrease) in net asset value		(5.10)	4.43
Net asset value, ending		$24.06	$29.16

Total return*		(16.31%)	17.91%
Ratios to average net assets:A
Net investment income (loss)		.01%	(.19%)
Total expenses		1.18%	1.14%
Expenses before offsets		.87%	.87%
Net expenses		.86%	.86%
Portfolio turnover		49%	47
Net assets, ending (in thousands)		$3,573	$4,311

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 86

CALVERT INTERNATIONAL EQUITY FUND FINANCIAL HIGHLIGHTS

	Years ended
	September 30,	September 30,	September 30,
Class I shares	2011 (z)	2010 (z)	2009 (z)
Net asset value, beginning	$14.83	$14.79	$16.37
Income from investment operations:
Net investment income	.26	.17	.22
Net realized and unrealized gain (loss)	(2.30)	.11	(1.29)
Total from investment operations	(2.04)	.28	(1.07)
Distributions from:
Net investment income	(.09)	(.24)	(.48)
Net realized gain	—	—	(.03)
Total distributions	(.09)	(.24)	(.51)
Total increase (decrease) in net asset value	(2.13)	0.04	(1.58)
Net asset value, ending	$12.70	$14.83	$14.79

Total return*	(13.84%)	1.91%	(5.59%)
Ratios to average net assets:A
Net investment income	1.74%	1.17%	1.80%
Total expenses	1.07%	1.08%	1.08%
Expenses before offsets	1.06%	1.06%	1.07%
Net expenses	1.06%	1.06%	1.07%
Portfolio turnover	49%	133%	135%
Net assets, ending (in thousands)	$89,142	$86,475	$107,456

		Years ended
		September 30,	September 30,
Class I shares		2008	2007
Net asset value, beginning		$27.15	$25.16
Income from investment operations:
Net investment income		.48	.34
Net realized and unrealized gain (loss)		(8.96)	4.93
Total from investment operations		(8.48)	5.27
Distributions from:
Net investment income		(.37)	(.35)
Net realized gain		(1.93)	(2.93)
Total distributions		(2.30)	(3.28)
Total increase (decrease) in net asset value		(10.78)	1.99
Net asset value, ending		$16.37	$27.15

Total return*		(33.84%)	22.49%
Ratios to average net assets:A
Net investment income		2.47%	1.74%
Total expenses		1.00%	.98%
Expenses before offsets		.98%	.96%
Net expenses		.97%	.96%
Portfolio turnover		100%	82%
Net assets, ending (in thousands)		$118,033	$181,672

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 87

CALVERT INTERNATIONAL OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS
	Years ended
	September 30,	September 30,	September 30,
Class I shares	2011	2010 (z)	2009	(z)
Net asset value, beginning	$12.17	$11.32	$11.58
Income from investment operations:
Net investment income	.15	.10	.09
Net realized and unrealized gain (loss)	(1.88)	.95	(.14)
Total from investment operations	(1.73)	1.05	(.05)
Distributions from:
Net investment income	(.08)	(.20)	(.21)
Net realized gain	—	—	**
Total from distributions	(.08)	(.20)	(.21)
Total increase (decrease) in net asset value	(1.81)	.85	(.26)
Net asset value, ending	$10.36	$12.17	$11.32
Total return*	(14.32%)	9.42%	.26%
Ratios to average net assets:A
Net investment income	1.11%	.90%	1.03%
Total expenses	1.54%	1.73%	2.11%
Expenses before offsets	1.20%	1.20%	1.21%
Net expenses	1.20%	1.20%	1.21%
Portfolio turnover	126%	44%	98%
Net assets, ending (in thousands)	$4,174	$4,190	$3,712
		Periods ended
		September 30,	September 30,
Class I shares		2008 (z)	2007	#(z)
Net asset value, beginning		$15.35	$15.00
Income from investment operations:
Net investment income		.25	.04
Net realized and unrealized gain (loss)		(4.02)	.31
Total from investment operations		(3.77)	.35
Total increase (decrease) in net asset value		(3.77)	.35
Net asset value, ending		$11.58	$15.35
Total return*		(24.56%)	2.33%
Ratios to average net assets:A
Net investment income		1.72%	.78	% (a)
Total expenses		2.26%	7.47	% (a)
Expenses before offsets		1.22%	1.28	% (a)
Net expenses		1.20%	1.20	% (a)
Portfolio turnover		29%	2%
Net assets, ending (in thousands)		$3,533	$3,075

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 88

CALVERT SMALL CAP FUND FINANCIAL HIGHLIGHTS

	Years ended
	September 30,	September 30,	September 30,
Class I shares	2011 (z)	2010	2009
Net asset value, beginning	$16.14	$14.56	$15.94
Income from investment operations:
Net investment income	.17	.08	.08
Net realized and unrealized gain (loss)	(.45)	1.50	(1.46)
Total from investment operations	(.28)	1.58	(1.38)
Distributions from:
Net investment income	(.06)	—	—
Total distributions	(.06)	—	—
Total increase (decrease) in net asset value	(.34)	1.58	(1.38)
Net asset value, ending	$15.80	$16.14	$14.56

Total return*	(1.81%)	10.85%	(8.66%)
Ratios to average net assets:A
Net investment income	.90%	.44%	.60%
Total expenses	1.08%	1.16%	1.16%
Expenses before offsets	.92%	.92%	.93%
Net expenses	.92%	.92%	.92%
Portfolio turnover	9%	174%	61%
Net assets, ending (in thousands)	$17,895	$12,001	$12,428

		Years ended
		September 30,	September 30,
Class I shares		2008	2007
Net asset value, beginning		$19.31	$17.38
Income from investment operations:
Net investment income		.08	.11
Net realized and unrealized gain (loss)		(3.35)	1.82
Total from investment operations		(3.27)	1.93
Distributions from:
Net investment income		(.10)	—
Net realized gain		—	—
Total distributions		(.10)	—
Total increase (decrease) in net asset value		(3.37)	1.93
Net asset value, ending		$15.94	$19.31

Total return*		(17.01%)	11.10%
Ratios to average net assets:A
Net investment income		.58%	.80%
Total expenses		1.11%	1.14%
Expenses before offsets		.93%	.95%
Net expenses		.92%	.92%
Portfolio turnover		62%	46%
Net assets, ending (in thousands)		$14,450	$13,145

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 89

CALVERT GLOBAL ALTERNATIVE ENERGY FUND FINANCIAL HIGHLIGHTS
	Years ended
	September 30,	September 30,	September 30,
Class I shares	2011 (z)	2010	2009	(z)
Net asset value, beginning	$8.34	$10.56	$12.40
Income from investment operations:
Net investment income (loss)	.17	(.02)	.02
Net realized and unrealized gain (loss)	(2.92)	(2.20)	(1.86)
Total from investment operations	(2.75)	(2.22)	(1.84)
Total increase (decrease) in net asset value	(2.75)	(2.22)	(1.84)
Net asset value, ending	$5.59	$8.34	$10.56
Total return*	(32.97%)	(21.02%)	(14.84%)
Ratios to average net assets:A
Net investment income (loss)	2.00%	(.25%)	.23%
Total expenses	1.51%	1.55%	1.55%
Expenses before offsets	1.40%	1.40%	1.40%
Net expenses	1.40%	1.40%	1.40%
Portfolio turnover	65%	73%	61%
Net assets, ending (in thousands)	$4,916	$9,057	$10,658
		Periods ended
		September 30,	September 30,
Class I shares		2008 (z)	2007	# (z)
Net asset value, beginning		$16.37	$15.00
Income from investment operations:
Net investment income (loss)		(.09)	(.03)
Net realized and unrealized gain (loss)		(3.88)	1.40
Total from investment operations		(3.97)	1.37
Total increase (decrease) in net asset value		(3.97)	1.37
Net asset value, ending		$12.40	$16.37
Total return*		(24.25%)	9.13%
Ratios to average net assets:A
Net investment income (loss)		(.53%)	(.68	%) (a)
Total expenses		1.76%	5.02	% (a)
Expenses before offsets		1.41%	1.43	% (a)
Net expenses		1.40%	1.40	% (a)
Portfolio turnover		54%	2%
Net assets, ending (in thousands)		$5,824	$3,080

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 90

CALVERT MODERATE ALLOCATION FUND FINANCIAL HIGHLIGHTS

	Years ended
	September 30,	September 30,
Class I shares	2011	2010
Net asset value, beginning	$14.92	$13.99
Income from investment operations:
Net investment income	.18	.23
Net realized and unrealized gain (loss)	(.23)	.92
Total from investment operations	(.05)	1.15
Distributions from:
Net investment income	(.26)	(.22)
In excess of net investment income	(.03)	—
Total distributions	(.29)	(.22)
Total increase (decrease) in net asset value	(.34)	.93
Net asset value, ending	$14.58	$14.92

Total return*	(.50%)	8.29%
Ratios to average net assets:A,B
Net investment income	1.52%	1.37%
Total expenses	.85%	1.02%
Expenses before offsets	.23%	.23%
Net expenses	.23%	.23%
Portfolio turnover	18%	7%
Net assets, ending (in thousands)	$995	$1,791

	Periods ended
	September 30,	September 30,
Class I shares	2009	2008	###
Net asset value, beginning	$14.88	$16.73
Income from investment operations:
Net investment income	.30	.13
Net realized and unrealized gain (loss)	(.51)	(1.85)
Total from investment operations	(.21)	(1.72)
Distributions from:
Net investment income	(.29)	(.13)
Net realized gain	(.39)	—
Total distributions	(.68)	(.13)
Total increase (decrease) in net asset value	(.89)	(1.85)
Net asset value, ending	$13.99	$14.88

Total return*	(.38%)	(10.34%)
Ratios to average net assets:A,B
Net investment income	2.45%	2.04	% (a)
Total expenses	2.08%	20.84	% (a)
Expenses before offsets	.23%	.23	% (a)
Net expenses	.23%	.23	% (a)
Portfolio turnover	25%	4%
Net assets, ending (in thousands)	$927	$960

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 91

CALVERT AGGRESSIVE ALLOCATION FUND FINANCIAL HIGHLIGHTS
	Periods ended
	September 30,		September 30,
Class I shares	2011	(y)(z)	2010
Net asset value, beginning	$14.00		$13.06
Income from investment operations:
Net investment income	.11		.12
Net realized and unrealized gain (loss)	1.45		.90
Total from investment operations	1.56		1.02
Distributions from:
Net investment income	(.03)		(.08)
Net realized gain	—		—
Total distributions	(.03)		(.08)
Total increase (decrease) in net asset value	1.53		.94
Net asset value, ending	$15.53		$14.00
Total return*	11.14%		7.83%
Ratios to average net assets:A,B
Net investment income	1.29	% (a)	.89%
Total expenses	1,182.62	% (a)	1,348%
Expenses before offsets	.23	% (a)	.23%
Net expenses	.23	% (a)	.23%
Portfolio turnover	16%		8%
Net assets, ending (in thousands)	$0		$1
	Periods ended
	September 30,		September 30,
Class I shares	2009		2008	###
Net asset value, beginning	$14.46		$16.73
Income from investment operations:
Net investment income	.18		.03
Net realized and unrealized gain (loss)	(.99)		(2.30)
Total from investment operations	(.81)		(2.27)
Distributions from:
Net investment income	(.14)		—
Net realized gain	(.45)		—
Total distributions	(.59)		—
Total increase (decrease) in net asset value	(1.40)		(2.27)
Net asset value, ending	$13.06		$14.46
Total return*	(4.41%)		(13.57%)
Ratios to average net assets:A,B
Net investment income	1.59%		.30	% (a)
Total expenses	2,098.82%		1,924.45	% (a)
Expenses before offsets	.23%		.23	% (a)
Net expenses	.23%		.23	% (a)
Portfolio turnover	15%		2%
Net assets, ending (in thousands)	$1		$1

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 92

NOTES TO FINANCIAL HIGHLIGHTS

A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to deductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
B	Amounts do not include the activity of the underlying funds.
*	Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
**	Less than $0.01 per share.
***	Distribution was less than $0.01 per share.
†	Total return would have been 8.70%, without the payment by affiliate. On June 3, 2010 the Advisor contributed $615,363 to the Fund to reimburse the effect of a realized loss on investments not meeting the fund’s investment guidelines. This transaction was deemed a “payment by affliate”.
#	From May 31, 2007 inception.
##	From January 31, 2008 inception.
(a)	Annualized.
(z)	Per share figures are calculated using the Average Shares Method.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS I 93

CALVERT FAMILY OF FUNDS[1]

Calvert offers a broad range of more than 40 mutual funds to meet your investment needs. Our funds involve differing levels of risk, based on the fund's objective and strategies, and investment may involve loss of principal. This chart illustrates a selection of mutual funds in our family along a risk/return spectrum; funds with more aggressive objectives and strategies as determined by the Advisor and as stated in the applicable prospectus are listed at the top.

Higher Risk/Reward Potential

Sector Funds	Calvert Global Alternative Energy Fund ● Calvert Global Water Fund ●
Small to Mid-Cap Equity Funds	Calvert Small Cap Fund ■ Calvert International Opportunities Fund ■ Calvert Capital Accumulation Fund ■
Large-Cap Equity Funds	Calvert International Equity Fund ■ Calvert Social Index Fund ■ Calvert Equity Portfolio ■ Calvert Enhanced Equity Portfolio ■ Calvert Large Cap Value Fund ▲ Calvert Equity Income Fund ▲
Balanced and Asset Allocation Funds	Calvert Aggressive Allocation Fund ■ ● Calvert Moderate Allocation Fund ■ ● Calvert Balanced Portfolio ■ Calvert Conservative Allocation Fund ■ ●
Bond Funds	Calvert High Yield Bond Fund Calvert Long-Term Income Fund Calvert Income Fund Calvert Bond Portfolio ■ Calvert Tax-Free Bond Fund Calvert Short Duration Income Fund Calvert Government Fund Calvert Ultra-Short Income Fund
Money Market Funds	Calvert Money Market Portfolio[2] ■ CTFR Money Market Portfolio[2] Calvert First Government Money Market Fund[2]

Lower Risk/Reward Potential

1. Note: Does not include variable insurance portfolios.

#10789

Calvert SRI Approach: ■ **Signature** ● **Solution** ▲ **SAGE**

SRI is the acronym for Sustainable and Responsible Investing.

To Open an Account:

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PRINCIPAL UNDERWRITER

Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Fund is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Investments, Inc.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-327-2109

Each Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert’s website at the following Internet address:

www.calvert.com

You can review and copy information about a Fund (including its SAI) at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act file:

No. 811-3334 Calvert Social Investment Fund (Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Enhanced Equity Portfolio, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund) No. 811- 06563 Calvert World Values Fund, Inc. (Calvert International Equity Fund, Calvert Capital Accumulation Fund and Calvert International Opportunities Fund)

No. 811-09877 Calvert Social Index Series, Inc. (Calvert Social Index Fund)

No. 811-10045 Calvert Impact Fund, Inc. (Calvert Small Cap Fund and Calvert Global Alternative Energy Fund)

Printed on recycled paper using soy inks

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Calvert Income Funds Prospectus
January 31, 2012

TABLE OF CONTENTS

		Page
FUND SUMMARIES	(This section summarizes Fund fees, investment strategies, risks, past performance, and purchase and sale procedures.)	4
Calvert Income Fund		4
Calvert Short Duration Income Fund		8
Calvert Long-Term Income Fund		12
Calvert Ultra-Short Income Fund		16
Calvert Government Fund		20
Calvert High Yield Bond Fund		24
Calvert Signature Strategies®		
Calvert Bond Portfolio		28
Calvert Money Market Portfolio		32
ADDITIONAL INFORMATION THAT APPLIES TO ALL FUNDS		34
Tax Information		34
Payments to Broker/Dealers and Other Financial Intermediaries		34
MORE INFORMATION ON FEES AND EXPENSES	(This section provides details on Fund fees and expenses.)	35
MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS	(This section provides details on Fund investment strategies and risks.)	37
PORTFOLIO HOLDINGS		41
ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING	(This section describes the sustainable and socially responsible investment criteria for Calvert Bond Portfolio and Calvert Money Market Portfolio.)	42
Calvert Signature Strategies®		
Investment Selection Process		42
Sustainable and Socially Responsible Investment Criteria		42
Shareholder Advocacy and Corporate Responsibility		43
Special Investment Programs		44
High Social Impact Investments		44
MANAGEMENT OF FUND INVESTMENTS	(This section provides details on Fund investment managers.)	44
About Calvert		44
Portfolio Management		44

INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 47 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum sales charge (load)	3.75%	None	None	None
on purchases (as a % of offer-
ing price)

Maximum deferred sales charge	None	4.00%	1.00%	None
(load) (as a % of amount pur-
chased or redeemed, whichever
is lower) [1]

Redemption fee (as a %	2.00%	2.00%	2.00%	2.00%
of amount redeemed or
exchanged within 30 days of
purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a %
of the value of your investment) [2]

	Class A	Class B	Class C	Class Y
Management fees	0.70%	0.70%	0.70%	0.70%
Distribution and service	0.25%	1.00%	1.00%	None
(12b-1) fees
Other expenses	0.30%	0.41%	0.24%	0.17%
Total annual fund operating	1.25%	2.11%	1.94%	0.87%
expenses

1  The contingent deferred sales charge reduces over time.

2  The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 1.09% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$498	$757	$1,036	$1,830
Class B
Expenses assuming
redemption	$614	$861	$1,134	$2,020
Expenses assuming
no redemption	$214	$661	$1,134	$2,020
Class C
Expenses assuming
redemption	$297	$609	$1,047	$2,264
Expenses assuming
no redemption	$197	$609	$1,047	$2,264
Class Y	$89	$278	$482	$1,073

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 223% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is invest-

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 4

ment grade when assigned a credit quality rating of BBB or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. goverment-sponsored entities (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is non-diversified.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 5

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to February 29, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	7.78%
Worst Quarter (of periods shown)	12/31/08	-7.72%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 6

Average Annual Total Returns
(as of 12-31-11) (with maximum
sales charge deducted, if any)	1 year	5 years	10 years

Class A:
Return before taxes	-1.22%	2.51%	4.43%
Return after taxes on distributions	-2.37%	0.98%	2.59%
Return after taxes on distributions
and sale of Fund shares	-0.80%	1.24%	2.71%
Class B	-2.21%	2.41%	3.99%
Class C	0.98%	2.58%	4.10%
Class Y	3.05%	3.61%	4.98%
Barclays Capital U.S. Credit Index
(reflects no deduction for fees,	8.35%	6.80%	6.35%
expenses or taxes)
Lipper Corporate Debt Funds BBB
Rated Avg.	7.19%	6.27%	6.20%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Michael Abramo	Vice President,	Since April 2008
Portfolio Manager

Matthew Duch	Vice President,	Since September
	Portfolio Manager	2011

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under “Choosing a Share Class” on page 48 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares New Accounts (include application): Subsequent Investments (include investment slip): By Registered, Certified or Overnight Mail:	Calvert, P.O. Box 219544, Kansas City, MO 64121-9544 Calvert, P.O. Box 219739, Kansas City, MO 64121-9739 Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514
To Sell Shares By Telephone By Mail	Call 800-368-2745 Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 34 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 7

INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 47 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class Y

Maximum sales charge (load) on	2.75%	None	None
purchases (as a % of offering
price)
Maximum deferred sales charge	None	1.00%	None
(load) (as a % of amount pur-
chased or redeemed, whichever is
lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30
days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a %
of the value of your investment)

	Class A	Class C	Class Y

Management fees	0.60%	0.60%	0.60%

Distribution and service (12b-1)	0.25%	1.00%	None
fees
Other expenses	0.30%	0.19%	0.19%
Total annual fund operating
expenses	1.15%	1.79%	0.79%

Less fee waiver and/or expense	(0.07%)	—	—
reimbursement [2]
Net expenses	1.08%	—	—

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 1.08% for Class A and 0.95% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$382	$624	$884	$1,628
Class C
Expenses assuming
redemption	$282	$563	$970	$2,105
Expenses assuming
no redemption	$182	$563	$970	$2,105
Class Y	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 263% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization ("NRSRO"), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 8

quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. goverment-sponsored entities (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is non-diversified.

Under normal circumstances, the Fund’s average portfolio duration will range from one to three years. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 9

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to February 29, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	5.03%
Worst Quarter (of periods shown)	12/31/08	-1.60%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 10

Average Annual
Total Returns
(as of 12-31-11)(with maxi-			Since
mum sales charge deducted,			Inception
if any)	1 year	5 years	(1/31/02)
Class A:
Return before taxes	-2.36%	3.52%	4.97%
Return after taxes on	-3.45%	2.03%	3.33%
distributions
Return after taxes on	-1.27%	2.15%	3.31%
distributions and sale
of Fund shares
Class Y	0.61%	4.28%	5.36%
Barclays Capital 1-5 Year	3.04%	5.29%	4.90%
U.S. Credit Index
(reflects no deduction for
fees, expenses or taxes)
Lipper Short Investment	1.26%	3.03%	3.11%
Grade Debt Funds Avg.
(reflects no deduction
for taxes)

Average Annual
Total Returns
(as of 12-31-11) (with			Since
maximum sales charge			Inception
deducted)	1 year	5 years	(10/1/02)

Class C	-1.36%	3.29%	3.81%
Barclays Capital 1-5 Year
U.S. Credit Index	3.04%	5.29%	4.63%
(reflects no deduction for
fees, expenses or taxes)

Lipper Short Investment	1.26%	3.03%
Grade Debt Funds Avg.			*
(reflects no deduction
for taxes)

*The Fund is unable to show performance of the Lipper average since the Fund’s inception date. For comparison purposes to Lipper, performance for the Fund since 10/31/02 is 3.84% and the performance for the Lipper Short Investment Grade Debt Funds Average is 2.91%.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager		Length of Time
Name	Title	Managing Fund

Matthew Duch	Vice President,	Since August 2009
Portfolio Manager

Michael Abramo	Vice President,	Since September 2011
Portfolio Manager

Mauricio Agudelo	Portfolio Manager	Since January 2011

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after the receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts	Calvert, P.O. Box 219544,
(include application):	Kansas City, MO 64121-9544

Subsequent Investments	Calvert, P.O. Box 219739,
(include investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS,
Overnight Mail:	330 West 9th Street,
Kansas City, MO 64105-1514
To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 34 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 11

INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investments in longer-dated securities. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 47 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
Class A
Maximum sales charge (load) on purchases (as a % of	3.75%
offering price)
Maximum deferred sales charge (load) (as a % of amount	None
purchased or redeemed, whichever is lower)
Redemption fee (as a % of amount redeemed or exchanged	2.00%
within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Class A
Management fees	0.675%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.395%
Total annual fund operating expenses	1.32%
Less fee waiver and/or expense reimbursement [1]	(0.07%)
Net expenses	1.25%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 1.25% for Class A. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$498	$771	$1,065	$1,900

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 498% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. goverment-sponsored entities (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 12

& Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is non-diversified.

Under normal circumstances, the Fund will have a 10-year dollar-weighted average portfolio maturity.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 13

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	8.33%
Worst Quarter (of periods shown)	9/30/05	-1.18%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total
Returns (as of 12-31-11)			Since
(with maximum sales			Inception
charge deducted)	1 year	5 years	(12/31/04)
Class A:
Return before taxes	5.39%	9.25%	8.24%
Return after taxes on	3.02%	6.62%	5.93%
distributions
Return after taxes on	3.60%	6.38%	5.71%
distributions and sale
of Fund shares
Barclays Capital Long U.S.	17.13%	8.55%	7.12%
Credit Index
(reflects no deduction
for fees, expenses or
taxes)
Lipper Corporate Debt	7.19%	6.27%	5.25%
Funds BBB Rated Avg.
(reflects no deduction
for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager		Length of Time
Name	Title	Managing Fund
Michael Abramo	Vice President, Portfolio	Since September 2011
Manager

Matthew Duch	Vice President, Portfolio	Since September 2011
Manager

Mauricio Agudelo	Portfolio Manager	Since January 2011

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 14

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include applica-	Calvert, P.O. Box 219544, Kansas
tion):	City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739, Kansas
investment slip):	City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th
Overnight Mail:	Street, Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544, Kansas
City, MO 64121-9544

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 34 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 15

INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 47 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class Y
Maximum sales charge (load) on purchases (as a	1.25%	None
% of offering price)
Maximum deferred sales charge (load) (as a %	None	None
of amount purchased or redeemed, whichever is
lower)
Redemption fee (as a % of amount redeemed or	2.00%	2.00%
exchanged within 7 days of purchase)
Annual Fund Operating Expenses (expenses that you pay
each year as a % of the value of your investment)
	Class A	Class Y
Management fees	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	None
Other expenses	0.26%	0.12%
Total annual fund operating expenses	1.06%	0.67%
Less fee waiver and/or expense reimbursement [1]	(0.17%)	—
Net expenses	0.89%	—

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 0.89% for Class A and 0.84% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$215	$441	$686	$1,388
Class Y	$68	$214	$373	$835

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 208% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in a portfolio of floating-rate securities (e.g., corporate floating rate securities) and securities with durations of less than or equal to one year. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund uses an active strategy, seeking relative value to earn incremental income.

The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. goverment-sponsored entities (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 16

various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is non-diversified.

Under normal circumstances, the Fund’s average portfolio duration will be less than one year. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Because a significant portion of securities held by the Fund may have variable or floating interest rates, the amounts of the Fund’s monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.

Lag Risk for Interest Payments. There may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment for a floating-rate security, which could harm or benefit the Fund, depending on the circumstances. For example, a floating-rate security that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates. In a declining interest rate environment, however, the Fund would benefit from the lag since the Fund would not immediately be impacted by a decline in interest rates.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 17

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to May 28, 2010 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	3.25%
Worst Quarter (of periods shown)	9/30/11	-0.78%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 18

Average Annual Total Returns				Since
(as of 12-31-11) (with maximum sales				Inception
charge deducted, if any)	1	year	5 years	(10/31/06)
Class A:
Return before taxes	-1.06%		3.31%	3.36%
Return after taxes on distributions	-1.71%		2.23%	2.27%
Return after taxes on distributions	-0.69%		2.19%	2.23%
and sale of Fund shares
Class Y	0.40%		3.63%	3.67%
Barclays Capital Short Treasury	0.51%		2.47%	2.53%
Index 9-12 months
(reflects no deduction for fees,
expenses or taxes)
Lipper Ultra-Short Obligations Funds Avg.	0.38%		1.73%	1.83%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager		Length of Time
Name	Title	Managing Fund
Michael Abramo	Vice President, Portfolio	Since January 2011
Manager

Matthew Duch	Vice President, Portfolio	Since September 2011
Manager

Mauricio Agudelo	Portfolio Manager	Since January 2011

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include applica-	Calvert, P.O. Box 219544, Kansas
tion):	City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739, Kansas
investment slip):	City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS,
Overnight Mail:	330 West 9th Street, Kansas City,
MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544, Kansas
City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 34 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 19

INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, primarily through investment in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 47 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) on pur-	3.75%	None
chases (as a % of offering price)
Maximum deferred sales charge (load)	None	1.00%
(as a % of amount purchased or
redeemed, whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%
redeemed or exchanged within 30
days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class C
Management fees	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	1.09%	1.21%
Total annual fund operating expenses	1.89%	2.76%
Less fee waiver and/or expense reim-	(0.85%)	(0.72%)
bursement [2]
Net expenses	1.04%	2.04%

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class A and Class C through January 31, 2013. Direct net operating expenses will not exceed 1.04% for Class A and 2.04% for Class C. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$477	$867	$1,282	$2,437
Class C
Expenses assuming	$307	$788	$1,396	$3,037
redemption
Expenses assuming	$207	$788	$1,396	$3,037
no redemption

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 668% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (“U.S. Government Securities”), futures contracts related to U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Fund uses an active strategy, seeking relative value to earn incremental income. The investment advisor allocates the Fund’s assets among different market sectors (e.g., U.S. Treasury or U.S. government agency) and different maturities based on its view of the relative value of each sector or maturity. There is no limit on the Fund’s average maturity.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 20

The Fund also may invest in corporate debt securities, trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund is non-diversified.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of a nationally recognized statistical rating organization.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 21

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	4.42%
Worst Quarter (of periods shown)	6/30/09	-0.88%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual
Total Returns
(as of 12-31-11) (with maximum		Since Inception
sales charge deducted)	1 year	(12/31/08)
Class A:
Return before taxes	2.81%	6.24%
Return after taxes on	1.72%	5.16%
distributions
Return after taxes on	1.96%	4.73%
distributions and sale
of Fund shares
Class C:	4.66%	6.57%
Barclays Capital U.S. Government	9.02%	4.01%
Index
(reflects no deduction for fees,
expenses or taxes)
Lipper General U.S. Government	8.44%	5.52%
Funds Avg.
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Matthew Duch	Vice President, Portfolio	Since September 2011
Manager

Michael Abramo	Vice President, Portfolio	Since September 2011
Manager

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 22

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include	Calvert, P.O. Box 219544,
application):	Kansas City, MO 64121-9544

Subsequent Investments	Calvert, P.O. Box 219739,
(include investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS,
Overnight Mail:	330 West 9th Street,
Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544, Kansas City,
MO 64121-9544

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 34 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 23

INVESTMENT OBJECTIVE

The Fund seeks high current income and capital appreciation, secondarily. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 47 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class Y
Maximum sales charge (load) on	3.75%	None	None
purchases (as a % of offering price)
Maximum deferred sales charge	None	1.00%	None
(load) (as a % of amount purchased
or redeemed, whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30
days of purchase)
Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class C	Class Y
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	0.56%	0.72%	2,723.09%
Total annual fund operating expenses	1.56%	2.47%	2,723.84%
Less fee waiver and/or expense reim-	—	—	(2,722.44%)
bursement [2]
Net expenses	—	—	1.40%

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 1.65% for Class A, 2.65% for Class C and 1.40% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year; • the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$528	$849	$1,193	$2,162
Class C
Expenses assuming	$350	$770	$1,316	$2,806
redemption
Expenses assuming	$250	$770	$1,316	$2,806
no redemption
Class Y	$143	$777	$1,436	$3,205

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 286% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in high yield, high risk bonds, with intermediate maturities. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in high yield, high risk bonds, also known as “junk” bonds. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Fund is non-diversified.

The Advisor will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. The Fund will buy and sell securities based on its overall objective of achieving the highest possible total return.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 24

The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

When a corporation issues a bond, it generally submits the security to one or more nationally recognized statistical rating organizations (“NRSROs”) such as Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Ratings Services (“Standard & Poor’s”). These services evaluate the creditworthiness of the issuer and assign a rating, based on their evaluation of the issuer’s ability to repay the bond. Bonds with ratings below Baa (Moody’s) or BBB (Standard & Poor’s) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Advisor determines the comparable rating quality of bonds that are not rated.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 25

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class A shares of Calvert High Yield Bond Fund, a series of Summit Mutual Funds, Inc. (“SMF Calvert High Yield Bond Fund”), were reorganized into the Class A shares of an identical and newly created series of The Calvert Fund, Calvert High Yield Bond Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class A shares reflect the performance of SMF Calvert High Yield Bond Fund. In addition, performance results for Class A shares prior to February 1, 2007, the inception date for Class A shares of SMF Calvert High Yield Bond Fund, reflect the performance of Class I shares of SMF Calvert High Yield Bond Fund, adjusted for the 12b-1 distribution fees applicable to Class A.

Performance results for Class Y shares prior to July 29, 2011 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

	Quarter Ended	Total Return
Best Quarter (of periods shown)	6/30/09	10.92%
Worst Quarter (of periods shown)	12/31/08	-14.17%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 26

Average Annual Total Returns
(as of 12-31-11) (with maximum sales
charge deducted, if any)	1 year	5 years	10 years

Class A:
Return before taxes	1.16%	4.85%	6.36%
Return after taxes on distributions	-1.06%	2.52%	3.77%
Return after taxes on distributions	0.71%	2.71%	3.83%
and sale of Fund shares
Class Y	5.24%	5.68%	6.78%
BofA Merrill Lynch High Yield Master	4.38%	7.34%	8.59%
II Index
(reflects no deduction for fees,
expenses or taxes)
Lipper High Current Yield Funds Avg.	2.81%	5.10%	6.99%
(reflects no deduction for taxes)

Class C: Because Class C has less than a full calendar year of investment operations, no performance information is presented for the Class at this time.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Matthew Duch	Vice President, Portfolio	Since March 2010
Manager

Michael Abramo	Vice President, Portfolio	Since September
	Manager	2011

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts	Calvert, P.O. Box 219544,
(include application):	Kansas City, MO 64121-9544

Subsequent Investments	Calvert, P.O. Box 219739,
(include investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or Overnight	Calvert, c/o BFDS,
Mail:	330 West 9th Street,
Kansas City, MO 64105-1514
To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544, Kansas
City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 34 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 27

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and straight debt securities meeting the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert non-money market mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 48 and “Reduced Sales Charges” on page 52 of this Prospectus, and under “Method of Distribution” on page 47 of the Fund’s SAI.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum sales charge	3.75%	None	None	None
(load) on purchases (as a
% of offering price)
Maximum deferred sales	None	4.00%	1.00%	None
charge (load) (as a % of
amount purchased or
redeemed, whichever is
lower) [1]
Redemption fee (as a %	2.00%	2.00%	2.00%	2.00%
of amount redeemed or
exchanged within 30 days
of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment) [2]
	Class A	Class B	Class C	Class Y
Management fees	0.65%	0.65%	0.65%	0.65%

Distribution and service	0.20%	1.00%	1.00%	None
(12b-1) fees
Other expenses	0.28%	0.56%	0.28%	0.18%
Total annual fund oper-
ating expenses	1.13%	2.21%	1.93%	0.83%

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class Y to 0.92% through January 31, 2013. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$486	$721	$974	$1,698
Class B
Expenses assuming
redemption	$624	$891	$1,185	$2,018
Expenses assuming	$224	$691	$1,185	$2,018
no redemption
Class C
Expenses assuming	$296	$606	$1,042	$2,254
redemption
Expenses assuming	$196	$606	$1,042	$2,254
no redemption
Class Y	$85	$265	$460	$1,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 203% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. At

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 28

least 65% of the Fund’s net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor’s Rating Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. goverment-sponsored entities (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is non-diversified.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 29

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	5.58%
Worst Quarter (of periods shown)	12/31/08	-3.66%

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 30

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual
Total Returns
(as of 12-31-11) (with maxi-
mum sales charge deducted, if
any)	1 year	5 years	10 years
Class A:
Return before taxes	1.61%	3.91%	4.85%
Return after taxes on	0.25%	2.32%	3.11%
distributions
Return after taxes on	1.03%	2.42%	3.14%
distributions and sale
of Fund shares
Class B	0.47%	3.65%	4.24%
Class C	3.70%	3.88%	4.38%
Class Y	5.87%	4.88%	5.34%
Barclays Capital U.S. Credit	8.35%	6.80%	6.35%
Index
(reflects no deduction for
fees, expenses or taxes)
Lipper Corporate Debt Funds A	6.87%	5.88%	5.40%
Rated Avg.
(reflects no deduction for
taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Matthew Duch	Vice President, Portfolio	Since January 2011
Manager

Michael Abramo	Vice President, Portfolio	Since January 2011
Manager

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under “Choosing a Share Class” on page 48 of the Fund’s Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts	Calvert, P.O. Box 219544,
(include application):	Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739,
investment slip):	Kansas City, MO 64121-9739

By Registered, Certified	Calvert, c/o BFDS,
or Overnight Mail:	330 West 9th Street,
Kansas City, MO 64105-1514
To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 34 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 31

INVESTMENT OBJECTIVE

The Fund seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments meeting the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) on purchases (as a % of	None
offering price)
Maximum deferred sales charge (load) (as a % of	None
amount purchased or redeemed, whichever is lower)
Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)

Management fees	0.50%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.34%
Total annual fund operating expenses	0.84%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year; and
• the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$86	$268	$466	$1,037

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests in high quality money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations, and repurchase agreements. All investments must comply with the SEC’s money market fund requirements per Rule 2a-7 of the Investment Company Act of 1940.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the Fund because it invests primarily in securities that are considered to be of high quality. The Fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obli-

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 32

gation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class O shares has varied from year to year. The table compares the Fund’s performance over time with an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/07		1.15%
Worst Quarter (of periods shown)	3/31/10		0.00%

Average Annual Total
Returns
(as of 12-31-11)	1 year	5 years	10 years
Class O	0.01%	1.49%	1.66%
Lipper Money Market Funds	0.02%	1.36%	1.56%
Avg.

For current yield information, call 800-368-2745, or visit Calvert’s website at www.calvert.com.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value (“NAV”) determined after receipt of your request in good order. The Fund is valued according to the “amortized cost” method, which is intended to stabilize the NAV at $1 per share.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert. com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include applica-	Calvert, P.O. Box 219544,
tion):	Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739,
investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS,
Overnight Mail:	330 West 9th Street,
Kansas City, MO 64105-1514
To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 34 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 33

Additional Information That Applies to All Funds

TAX INFORMATION

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by a Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 34

MORE INFORMATION ON FEES AND EXPENSES

CONTINGENT DEFERRED SALES CHARGE

Subject to certain exceptions, the contingent deferred sales charge (“CDSC”) imposed on the proceeds of Class B or Class C shares of a Fund redeemed within certain time periods after purchase is a percentage of the net asset value at the time of purchase or redemption, whichever is less.

For Class B shares, the CDSC declines from 4.00% in the first year that shares are held, to 3.00% in the second, 2.00% in the third year, and 1.00% in the fourth year. There is no charge on redemptions of Class B shares held for more than four years. See “How to Buy Shares/ Choosing a Share Class/Class B” and “Calculation of Contingent Deferred Sales Charge” in this Prospectus.

For Class C shares, a 1.00% CDSC is imposed on shares sold within one year. There is no charge on redemptions of Class C shares held for more than one year.

See “How to Buy Shares/Choosing a Share Class/Class B,” “Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges,” and “How to Buy Shares/Choosing a Share Class/Class C” in this Prospectus.

REDEMPTION FEE

The redemption fee applies to redemptions, including exchanges, within 30 days of purchase (seven days for Calvert Ultra-Short Income Fund). This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. See “How to Sell Shares - Redemption Fee” in this Prospectus for situations where the fee may be waived.

MANAGEMENT FEES

Management fees include the advisory fee paid by the Fund to the Advisor and the administrative fee paid by the Fund to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.

With respect to the amount of each Fund’s advisory fee, see “Advisory Fees” in this Prospectus.

The administrative fees (as a percentage of a Fund’s net assets) for each Fund are as follows.

Fund	Administrative Fee
Calvert Income Fund	0.30%
Calvert Short Duration Income Fund	0.29%
Calvert Long-Term Income Fund	0.28%[1]
Calvert Ultra-Short Income Fund	0.25%
Calvert Government Fund	0.15%
Calvert High Yield Bond Fund	0.10%
Calvert Bond Portfolio	0.30%
Calvert Money Market Portfolio	0.20%

1Effective February 1, 2011, the administrative fee is 0.275% of the Fund’s average daily net assets.

VOLUNTARY ADVISORY FEE WAIVERS
Calvert Bond Portfolio

The investment advisory has voluntarily agreed to limit net annual fund operating expenses for Class B shares through conversion to Class A shares. The Class B voluntary expense cap is 2.19%, exclusive of acquired funds fees and expenses, performance fee adjustment and/or voluntary reimbursements, if applicable, until all of the Class B shares of the Fund automatically convert to Class A shares or are redeemed and/or exchanged for shares of other Funds. The investment advisor may cease this waiver at any time. The Fund’s total annual operating expense do not reflect expense waiver/reimbursements. Net of the current expense waiver/reimbursement and offsets, the expenses for Class B were 2.19% for the fiscal year end September 30, 2011.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 35

DISTRIBUTION AND SERVICE FEES

The following table shows the maximum annual amount of distribution and service fees payable under each Fund’s distribution plan for Class A and the amount of the Fund’s distribution and service fees authorized by the Fund’s Board of Trustees for the current fiscal year. Fees payable under the distribution plan may be increased to the maximum amount, where applicable, only after approval of the Board of Trustees.

Fund	Maximum Amount	Amount
	Payable (Class A)	Authorized
Calvert Income Fund	0.50%	0.25%
Calvert Short Duration Income Fund	0.50%	0.25%
Calvert Long-Term Income Fund	0.50%	0.25%
Calvert Ultra-Short Income Fund	0.50%	0.25%
Calvert Government Fund	0.25%	0.25%
Calvert High Yield Bond Fund	0.25%	0.25%
Calvert Bond Portfolio	0.35%	0.20%
Calvert Money Market Portfolio	0.25%	0.00%

OTHER EXPENSES

“Other expenses” are based on expenses for the Fund’s most recent fiscal year. “Other expenses” include custodial, transfer agent and subtrans-fer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the Example in the respective Fund Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. No Fund expects to incur a material amount of interest expense in the fiscal year. If a Fund were to incur expenses from selling futures short, the costs would be reflected in the net expense ratio. Each Fund, however, does not expect to incur a material amount of expense for this activity.

In addition to the expense limitation set forth in the fee table of the Fund Summary for Calvert High Yield Bond Fund, Calvert has also agreed to contractually limit direct net operating expenses to 3.00% for Class Y through January 31, 2021. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Each Fund has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund’s uninvested cash balances. These credits are used to reduce the Fund’s expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor’s obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item “Less fee waiver and/or expense reimbursement” in the fee table in the respective Fund Summary. The amount of this credit received by the Fund, if any, during the most recent fiscal year is reflected in the “Financial Highlights” in this Prospectus as the difference between the line items “Expenses Before Offsets” and “Net Expenses”.

See “Investment Advisor” in the respective Fund’s SAI for more information.

EXAMPLE

The example in the fee table for each Fund also assumes that you reinvest all dividends and distributions.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 36

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

Principal Investment Strategies for Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert Government Fund and Calvert Bond Portfolio

With a change in rating of a debt security, the Advisor will review the security’s fundamentals with the credit research team and determine its position on the security, given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor’s relative value approach to investing in all securities. A downgrade/upgrade in a security’s credit quality rating is not an automatic signal to sell/buy that security.

The Funds’ investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. Each Fund will invest in instruments with principal payments that are both fixed and variable.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed comparable investments, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor’s opinion, have weakened, when considering credit risk and the overall economic outlook.

Principal Investment Strategies for Calvert High Yield Bond Fund

The Advisor will actively manage the Funds to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. Among the factors that are important in the Advisor’s securities selection are credit fundamentals and technical trading factors. The Advisor researches the bonds it purchases to make its own determination of the issuer’s credit-worthiness and underlying strength. By using this strategy, the Advisor seeks to outperform the high yield bond market as a whole by choosing individual securities that may be overlooked by other investors, or bonds that are likely to improve in credit quality.

The Advisor makes a decision to sell a portfolio security held by a Fund when (1) the security has appreciated in value due to market conditions and the issuing company’s financial condition; (2) the issuing company’s financial position indicates the company will not perform well and the price of the security could fall; or (3) the Advisor identifies another security that is potentially more valuable for current income or capital appreciation compared to securities held by a Fund.

Further Description of Investment Strategies and Techniques

A concise description of each Fund’s principal investment strategies and principal risks is under the earlier Fund Summary for the respective Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Funds, along with their associated risks. Each Fund has additional non-principal investment policies and restrictions, which are discussed under “Non-Principal Information on Investment Policies and Risks” in the respective Fund’s SAI.

For certain investment strategies listed, the table below shows a Fund’s limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund’s Annual/Semi-Annual reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and definitions of the principal types of risks involved. Explanatory information about certain investment strategies of specific Funds is also provided below.)

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 37

1 Calvert High Yield Bond Fund may invest without limitation in securities (payable in U.S. Dollars) of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated fixed income securities principally traded in financial markets outside of the United States.

2 The Fund may engage in certain limited options strategies as hedging techniques as it relates to options on futures contracts. These options strategies are limited to selling/writing call option contracts on futures contracts on such securities held by the Fund (covered calls). The Fund may purchase call option contracts to close out a position acquired through the sale of a call option. The Fund will only write options that are traded on a domestic exchange or board of trade.

The Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund’s total assets. Further, the Fund will not write put or call options or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund’s total assets.

3 The Fund will invest in derivatives solely to meet shareholder redemptions or to gain exposure to the market, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Fund may invest up to 20% of its assets in such futures and/or options contracts.

4 Based on initial margin required to establish position.

5 Must be money market fund eligible under SEC Rule 2a-7. 6 Based on net premium payments.

7 Excludes any High Social Impact Investments.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 38

Description of Investment Strategies and Associated Risks

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks
Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Fund to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees. Because this strategy may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable at the ordinary income tax rate, it may increase an investor’s tax liability.	Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective.	Risks: Opportunity

Hedging Strategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration.	Risks: Correlation and Opportunity

Conventional Securities and Associated Risks
Foreign securities. Securities issued by entities whose principal place of business is located outside the U.S. This includes debt instruments denominated in other currencies such as Eurobonds.	Risks: Market, Currency, Transaction, Liquidity, Information and Political

Investment grade bonds. Bonds rated BBB/Baa or higher by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.	Risks: Interest Rate, Market and Credit

Below-investment grade, high-yield bonds. Bonds rated below BBB/Baa or unrated bonds determined by the Fund’s Advisor to be of comparable credit quality are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.	Risks: Credit, Market, Interest Rate, Liquidity and Information

Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor has determined the credit quality based on its own research.	Risks: Credit, Market, Interest Rate, Liquidity and Information

Illiquid securities. Securities which cannot be readily sold because there is no active market. High Social Impact Investments are illiquid.	Risks: Liquidity, Market and Transaction

Unleveraged Derivative Securities and Associated Risks
Asset-backed securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.	Risks: Credit, Interest Rate and Liquidity

Mortgage-backed securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations (“CMOs”).	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate

Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

Leveraged Derivative Instruments and Associated Risks

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell A security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. In the case of writing options, a Fund will write call options only if it already owns the security (if it is “covered”).	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity

Futures contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particu- lar price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 39

Glossary of Certain Investment Risks

Correlation risk	The risk that when a Fund “hedges,” two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk	The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk	The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Extension risk	The risk that slower than anticipated prepayments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk	The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/ “stripped” coupon securities are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk	The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.

Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk	The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk	The risk that faster than anticipated prepayments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. A Fund must also reinvest those assets at the current market rate, which may be lower.

Transaction risk	The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 40

Explanation of Investment Strategies Used by Certain Funds

All Funds

Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are government-sponsored enterprises (“GSEs”) that issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. In 2008, the FNMA and FHLMC were placed into conservatorship and are currently operated by the Federal Housing Finance Agency.

All Funds

Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security, and the seller simul- taneously commits to repurchase that security at a mutually agreed-upon time and price.

All Funds except Calvert Government Fund and Calvert Money Market Portfolio All Funds except Calvert Money Market Portfolio

ADRs. American Depositary Receipts (“ADRs”) are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company’s home country. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The Fund may invest in either sponsored or unsponsored ADRs.

CMO and ABS. The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assem- bled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and structured asset- backed securities (“ABS”). The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or structured ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or structured ABS classes with a lower priority of payment or, alter- natively, the holder may be paid only after the cash flow has been used to pay CMO or structured ABS classes with a higher priority of payment.

All Funds except Calvert Money Market Portfolio

Leveraged Loans. Leveraged loans are business loans made to borrowers that typically have interest rates that periodically adjust to a generally recognized base rate, such as the London Interbank Offered Rate (LIBOR) or the prime rate as set by the Federal Reserve. Such loans typically are secured by specific collateral of the borrower and hold the most senior position in the borrower’s capital structure or share the senior position with the borrower’s other senior debt securities. Leveraged loans, gen- erally made by banks and other lending institutions, are made to corporations, partnerships or other entities. These loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. Leveraged loans typically are of below-investment-grade quality and, compared to investment grade loans, usually pay higher yields, and have higher volatility and higher risk of default on payments of interest or principal. The Portfolio may invest in leveraged loans by assign- ment from a lender, or it may invest indirectly through loan participation agreements.

All Funds except Calvert Money Market Portfolio

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Calvert Government Fund

U.S. Government Securities. U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. U.S. Government Securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. government-related guarantors, including the FNMA and the FHLMC, are sponsored or chartered by Congress, but their securities are neither issued nor guaranteed by the U.S. Treasury. U.S. Government Securities include mortgage and other asset-backed securities.

Calvert Money Market Portfolio

Variable Rate Demand Instruments. Variable rate demand instruments are taxable or tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value plus any accrued interest upon demand. The securities also pay interest at a variable rate, which typically resets on a daily, weekly, or monthly basis. The combination of the demand and rate reset features cause the securities to trade at their face value. Some variable rate demand instruments can have “conditional” liquidity, so that the occurrence of certain conditions discharges the Demand Provider’s obligation to repurchase the security. Other variable rate demand instruments can have “unconditional” liquidity, so that there are no conditions under which the Demand Provider’s obligation to repurchase the security can ter- minate without a mandatory tender. The Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments in which the Fund may invest – e.g., “synthetic” variable rate demand instruments -- have certain features, such as call features, that make it possible that the Fund will realize capital gains.

PORTFOLIO HOLDINGS

Each Fund’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 41

close of the first and third fiscal quarters. These filings are publicly available at the SEC.

In addition, the Calvert Money Market Funds disclose month-end portfolio holdings information on calvert.com within five business days after the end of each month and file more detailed month-end portfolio holdings information with the SEC on Form N-MFP within five business days after the end of each month. The information contained in the Form N-MFP will be made available to the public on the SEC’s website 60 days after the end of the month to which the information pertains.

A description of each Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available under “Portfolio Holdings Disclosure” in the respective Fund’s SAI.

ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING

Calvert Signature Strategies®

(Calvert Bond Portfolio and Calvert Money Market Portfolio Only)

Investment Selection Process

In seeking to achieve a Fund’s investment objective, investments are first selected for financial soundness and then evaluated according to that Fund’s sustainable and socially responsible investment criteria. Only companies that meet all of the Fund’s environment, social, and governance (“ESG”) criteria are eligible for investment. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for a Fund must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed-income securities for Calvert’s sustainable and socially responsible funds may be made prior to the application of the sustainability and social responsibility analysis, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund’s sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund’s sustainable and socially responsible investment criteria, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Although each Fund’s sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert believes there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund’s investment objective and its sustainable and socially responsible investment criteria.

Calvert Bond Portfolio may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s benchmark. The ETFs in which the Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund’s sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Sustainable and Socially Responsible Investment Criteria

Each Fund seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.

Each Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert, drawing on the Fund’s longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Trustees without shareholder approval.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 42

Calvert Bond Portfolio and Calvert Money Market Portfolio

The Funds seek to invest in companies that:

• Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.

• Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization (“ILO”) core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

• Observe appropriate international human rights standards in operations in all countries. • Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods. • Produce or market products and services that are safe and enhance the health or quality of life of consumers. • Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

• Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Funds seek to avoid investing in companies that:

• Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

• Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

• Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

• Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples. • Demonstrate poor corporate governance or engage in harmful or unethical business practices. • Manufacture tobacco products. • Are significantly involved in the manufacture of alcoholic beverages. • Have direct involvement in gambling operations. • Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

• Manufacture or sell firearms and/or ammunition.

• Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

• Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

With respect to U.S. government securities, the Calvert Bond Portfolio and Calvert Money Market Portfolio invest in debt obligations issued by the U.S. government (i.e., Treasury securities) or guaranteed by agencies or instrumentalities of the U.S. government whose purposes further, or are compatible with, the Fund’s sustainable and socially responsible investment criteria.

Shareholder Advocacy and Corporate Responsibility

As each Fund’s Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert’s activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its sustainability research process. After a Fund has become a share-

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 43

holder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management’s successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert’s efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company’s first-ever disclosure of its equal employment policies, programs and workforce demographics.

SPECIAL INVESTMENT PROGRAMS

(Calvert Signature Strategies®)

As part of Calvert’s and Fund shareholders’ ongoing commitment to providing and fostering innovative initiatives, Calvert Bond Portfolio may invest a small percentage of its assets through a special investment program that is a non-principal investment strategy pioneered by Calvert – High Social Impact Investments.

High Social Impact Investments

High Social Impact Investments is a program that targets up to 1% of the Fund’s assets. High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Fund’s sustainable and socially responsible investment criteria.

These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Fund believes that these investments have a significant sustainability and social responsibility return through their impact in our local communities.

The Fund’s High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund’s Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund’s Board and under the ultimate supervision of the Board. See “How Shares Are Priced” in this Prospectus. The Fund’s High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order issued by the SEC, the Fund may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Fund and Calvert Investments, Inc., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.

MANAGEMENT OF FUND INVESTMENTS

ABOUT CALVERT

Calvert Investment Management, Inc. (Calvert or the Advisor), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Funds. Calvert provides the Funds with investment supervision and management and office space, furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of December 31, 2011, Calvert was the investment advisor for 43 mutual fund portfolios and had over $12 billion in assets under management.

PORTFOLIO MANAGEMENT

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Advisor of each Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a “Portfolio Manager”). The respective Fund’s SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in the Fund.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 44

Calvert Income Fund

Calvert Investment Management, Inc.

See “About Calvert” above.

Michael Abramo and Matthew Duch are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in April 2008.	Lead Portfolio Manager

Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in September 2011.	Co-Portfolio Manager

Calvert Short Duration Income Fund Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch, Michael Abramo and Mauricio Agudelo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in August 2009.	Lead Portfolio Manager

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in September 2011.	Co-Portfolio Manager

Mauricio Agudelo	Mr. Agudelo has been a member of the Calvert Taxable Fixed Income Team since 2004 and became a Portfolio Manager for this Fund in January 2011.	Co-Portfolio Manager

Calvert Long-Term Income Fund Calvert Investment Management, Inc.

See “About Calvert” above.

Michael Abramo, Matthew Duch and Mauricio Agudelo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in September 2011.	Lead Portfolio Manager

Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in September 2011.	Co-Portfolio Manager

Mauricio Agudelo	Mr. Agudelo has been a member of the Calvert Taxable Fixed Income Team since 2004 and became a Portfolio Manager for this Fund in January 2011.	Co-Portfolio Manager

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 45

Calvert Ultra-Short Income Fund Calvert Investment Management, Inc.

See “About Calvert” above.

Michael Abramo, Matthew Duch and Mauricio Agudelo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in January 2011.	Lead Portfolio Manager

Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in September 2011.	Co-Portfolio Manager

Mauricio Agudelo	Mr. Agudelo has been a member of the Calvert Taxable Fixed Income Team since 2004 and became a Portfolio Manager for this Fund in January 2011.	Co-Portfolio Manager

Calvert Government Fund

Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch and Michael Abramo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in September 2011.	Lead Portfolio Manager

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in September 2011.	Co-Portfolio Manager

Calvert High Yield Bond Fund Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch and Michael Abramo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in March 2010.	Lead Portfolio Manager

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in September 2011.	Co-Portfolio Manager

Calvert Bond Portfolio

Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch and Michael Abramo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in January 2011.	Lead Portfolio Manager

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in January 2011.	Co-Portfolio Manager

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 46

ADVISORY FEES

The table below shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund’s average daily net assets. The advisory fee does not include administrative fees.

Fund	Advisory Fee
Calvert Income Fund	0.40%
Calvert Short Duration Income Fund	0.32%
Calvert Long-Term Income Fund	0.40%
Calvert Ultra-Short Income Fund	0.30%
Calvert Government Fund	0.40%
Calvert High Yield Bond Fund	0.65%
Calvert Bond Portfolio	0.35%
Calvert Money Market Portfolio	0.30%

A discussion regarding the basis for the approval by the Funds’ Board of Trustees of the investment advisory agreement and any applicable subadvisory agreement with respect to each Fund is available in the most recent Semi-Annual Report of the respective Fund covering the fiscal period that ends on March 31 each year.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 47

SHAREHOLDER INFORMATION

For more information on buying and selling shares, please contact your financial professional or Calvert’s client services department at 800-368-2748.

HOW TO BUY SHARES

Getting Started -- Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, and several other types of accounts.

Then, decide which Class of shares is best for you. You should make this decision carefully, based on:

• the amount you wish to invest;
• the length of time you plan to keep the investment;
• the Class expenses; and
• whether you qualify for any reduction or waiver of sales charges.

Each investor’s financial considerations are different. You should consult with your financial intermediary to discuss which Class of shares is best for you.

Choosing a Share Class

IMPORTANT NOTICE REGARDING CLASS B SHARES

Class B shares of the Calvert Income Fund and Calvert Bond Portfolio are not offered for purchase, except through reinvestment of dividends and/ or distributions and through exchanges, as described below.

Initial or additional purchase requests for a Fund’s Class B shares will be rejected, unless they relate to reinvestment of dividends and/or capital gain distributions by existing Class B shareholders, or exchanges from existing accounts in Class B shares of other Funds. Shareholders who hold Class B shares of a Fund may continue to hold their shares until they automatically convert to Class A shares under the existing conversion schedule with respect to Class B shares. Shareholders may redeem their Class B shares; please note: payment of a contingent deferred sales charge may be required. Class B shareholders may continue to reinvest dividends and/or capital gain distributions into their Class B accounts. Class B shareholders of a Fund may also continue to exchange their shares for Class B shares of other Funds. Because the assets attributable to Class B shares of a Fund will decrease over time as a result of the closing of Class B, Calvert has voluntarily agreed to limit total net expenses for Class B of each Fund to the net Class B expense rate of the respective Fund in effect as of February 28, 2010, exclusive of acquired funds fees and expenses, performance fee adjustments and/or voluntary reimbursements, if applicable, until all of the Class B shares of the Fund automatically convert to Class A or are redeemed and/or exchanged for shares of other Funds. All other features of Class B shares, including contingent deferred sales charge schedules, Rule 12b-1 distribution and service fees, and conversion features, remain unchanged and continue in effect.

The following chart lists the different Classes of shares offered by each Fund and the Classes offered by the Fund in this prospectus. Class I ($1 million minimum) for certain Funds is offered in a separate prospectus. Calvert Investment Distributors, Inc. (“CID”) is the Funds’ distributor.

Fund	Classes Offered by Fund*	Classes of Fund Offered
in this Prospectus*
Calvert Income Fund	Six classes (Class A, B, C, I, R and Y)	Class A, B, C and Y
Calvert Short Duration Income Fund	Four classes (Class A, C, I and Y)	Class A, C and Y
Calvert High Yield Bond Fund
Calvert Long-Term Income Fund	One class (Class A)	Class A
Calvert Ultra-Short Income Fund	Two classes (Class A and Y)	Class A and Y
Calvert Government Fund	Three classes (Class A, C and I)	Class A and C
Calvert Bond Portfolio	Five classes (Class A, B, C, I and Y)	Class A, B, C and Y
Calvert Money Market Portfolio	One Class (Class O)	Class O

*As described above, Class B shares of a Fund are not offered for purchase, except through reinvestment of dividends and/or distributions, and through exchanges.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 48

This chart shows the difference in the Classes and the general types of investors who may be interested in each Class. The sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations.

Class A Shares: Front-End Sales Charge Investor Type	For all investors, particularly those investing $50,000 or more (which qualifies for a reduced sales charge), or who plan to hold the shares for a substantial period of time.

Initial Sales Charge

Sales charge on each purchase of 3.75% or less for Calvert Income, Calvert Long-Term Income, Calvert Government, Calvert High Yield Bond and Calvert Bond; 2.75% or less for Calvert Short Duration Income; and 1.25% or less for Calvert Ultra-Short Income; depending on the amount you invest. Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% (0.50% for Calvert Short Duration Income) contingent deferred sales charge on shares sold (redeemed) within one year of purchase. See “Contingent Deferred Sales Charge” below in this chart.

Contingent Deferred Sales Charge

None (except that an 0.80% (0.50% for Calvert Short Duration Income) contingent deferred sales charge may apply to certain redemptions for accounts with $1 million or more for which no sales charge was paid; and for Calvert Ultra-Short Income, 1.00% for accounts with $250,000 or more).

Distribution and/or Service Fees Other	Class A shares have an annual 12b-1 fee of up to 0.50%. Class A shares have lower annual expenses than Class B and C due to a lower 12b-1 fee.

Class B Shares: Deferred Sales Charge for Four Years

Investor Type	For investors who prefer not to pay a front-end sales charge and who plan to hold the shares until the con- tingent deferred sales charge no longer applies.
Initial Sales Charge Contingent Deferred Sales Charge	None If you sell your shares within four years, you will pay a deferred sales charge of 4.00% or less on shares you sell.
Distribution and/or Service Fees Other

Class B shares have an annual 12b-1 fee of 1.00%.

The expenses of this class are higher than Class A because of the higher 12b-1 fee. Your shares will automatically convert to Class A shares after six years, reducing your future annual expenses.

Class C Shares: Deferred Sales Charge for One Year

Investor Type	For investors who prefer not to pay a front-end sales charge and/or who are unsure of the length of their investment.
Initial Sales Charge Contingent Deferred Sales Charge Distribution and/or Service Fees Other

None

If you sell shares within one year, then you will pay a deferred sales charge of 1.00% at that time. Class C shares have an annual 12b-1 fee of 1.00%.

The expenses of this Class are higher than Class A because of the higher 12b-1 fee. There is no conversion to Class A.

Class Y Shares: No Sales Charge Investor Type

Generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CID, the Funds’ distributor, to offer Class Y shares to their clients.

Initial Sales Charge Contingent Deferred Sales Charge Distribution and/or Service Fees Other	None None Class Y shares have no 12b-1 fee. Class Y shares have lower annual expenses than Class A, B and C because Class Y has no 12b-1 fee.

When the total balance of your existing Class C holdings of Calvert Funds reaches or exceeds $500,000, you should make future investments in Class A shares since you will qualify to purchase Class A shares at a reduced sales load.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 49

Class A

(All Funds except Calvert Money Market Portfolio)

If you choose Class A, you will pay a sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term “offering price” includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 but less than $100,000 in Calvert Income Fund, or if your cumulative purchases or the value in your account is more than $50,000 but less than $100,000*, then the sales charge is reduced to 3.00%. There is no initial sales charge on shares acquired through reinvestment of dividends or capital gain distributions.

Your investment in A shares	Sales Charge % of offering price	% of Amt. Invested

Calvert Income Fund, Calvert Long-Term Income Fund,
Calvert Government Fund, Calvert High Yield Bond Fund
and Calvert Bond Portfolio
Less than $50,000	3.75%	3.90%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None**	None**
Calvert Short Duration Income Fund
Less than $50,000	2.75%	2.83%
$50,000 but less than $100,000	2.25%	2.30%
$100,000 but less than $250,000	1.75%	1.78%
$250,000 but less than $500,000	1.25%	1.27%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None***	None***
Calvert Ultra-Short Income Fund
Less than $50,000	1.25%	1.27%
$50,000 but less than $100,000	1.00%	1.01%
$100,000 but less than $250,000	0.75%	0.76%
$250,000 and over	None****	None****

* This is called “Rights of Accumulation.” The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the current value of shares you have previously purchased in Calvert Funds that impose sales charges.

** Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which on which a finder’s fee has been paid by CID are subject to a one-year contingent deferred sales charge of 0.80%. (See the “Calculation of Contingent Deferred Sales Charge”).

*** Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which a finder’s fee has been paid by CID are subject to a one-year contingent deferred sales charge of 0.50%. (See “Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charge”).

**** Purchases of Class A shares at NAV for accounts with $250,000 or more on which a finder’s fee has been paid by CID are subject to a 12-month contingent deferred sales charge of 1.00%. (See “Calculation of Contingent Deferred Sales Charge”).

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers. See “Reduced Sales Charges” in this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 50

Class B

(Calvert Income Fund and Calvert Bond Portfolio Only)

Class B has no front-end sales charge as there is with Class A, but if you sell the shares within the first 4 years, you will have to pay a “contingent deferred” sales charge (“CDSC”). This means that you do not have to pay the sales charge unless you sell your shares within the first 4 years after purchase. Keep in mind that the longer you hold Class B shares, the less you will have to pay in deferred sales charges. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.

Time Since Purchase	CDSC
1st year	4%
2nd year	3%
3rd year	2%
4th year	1%
After 4 years	None

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges

The CDSC will not be charged on shares you received as dividends or from capital gains distributions.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

• Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. “Disability” means a total disability as evidenced by a determination by the U.S. Social Security Administration.

• Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder’s Calvert retirement accounts.

• The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code of 1986, as amended (“Code”).

• Involuntary redemptions of accounts under procedures set forth by the Fund’s Board of Trustees.

• A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder’s account balance, but no sooner than nine months from purchase date or within 30 days of a redemption. This systematic withdrawal plan requires a minimum account balance of $50,000 to be established.

• If the selling broker/dealer had an agreement with CID, the Funds’ distributor, to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. (For more information on the agreement, see “Service Fees and Arrangements with Broker/Dealers” below.) Ask your broker/dealer if this waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

Class C

(Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Government Fund, Calvert High Yield Bond Fund and Calvert Bond Portfolio Only)

If you choose Class C, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you prefer not to pay a front-end sales charge and/or are unsure of the length of your investment. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.

The CDSC on Class C Shares will be waived if the shares were sold by a broker/dealer that has an agreement with CID to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. For more information on the agreement, see “Service Fees and Arrangements with Broker/Dealers,” below. Ask your broker/dealer if this CDSC waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 51

Class O

(Calvert Money Market Portfolio Only)

Class O shares are sold without any initial sales load or CDSC.

Class Y

(Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Ultra-Short Income Fund, Calvert High Yield Bond Fund and Calvert Bond Portfolio Only)

Class Y shares are sold without any initial sales load or CDSC.

Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CID to offer Class Y shares to their clients.

Reduced Sales Charges

You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Information regarding sales load breakpoints/discounts is also available on Calvert’s website at www.calvert.com.

Rights of Accumulation can be applied to several accounts

In determining the applicable Class A sales load breakpoints/discount, you may take into account the current value of your existing holdings of any class of Calvert’s non-money market funds, including shares held by your family group or other qualified group* and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

* A “family group” includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A “qualified group” is one which:

1. has been in existence for more than six months, and 2. has a purpose other than acquiring shares at a discount, and

3. satisfies uniform criteria which enable CID and broker/dealers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CID or broker/dealers distributing shares, and must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CID or broker/ dealers.

Statement of Intention

You may reduce your Class A sales charge by establishing a statement of intention (“Statement”). A Statement allows you to combine all Calvert Funds (excluding money market funds) purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge.

A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. The Transfer Agent will hold in escrow Fund shares (computed to the nearest full share) equal to 5% of the dollar amount specified in the Statement. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

If the total minimum investment specified under the Statement is completed within a 13-month period, escrowed shares will be promptly released to you. However, shares acquired during the 13-month period but sold prior to the completion of the investment commitment will not be included for purposes of determining whether the investment commitment has been satisfied.

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchase amount, CID will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after this adjustment will be released and, upon request, remitted to you.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 52

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Code. There is no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase: (i)Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or (ii) the cost or current value of shares a 401(k) plan has in Calvert Funds (except money market funds) is at least $1 million.

Neither the Funds, nor CID, nor any affiliate of CID will reimburse a plan or participant for any sales charges paid prior to receipt and confirmation by CID of such required written communication. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

College Savings Plans under Section 529

There is no sales charge on shares purchased for the D.C. College Savings Plan if, at the time of purchase, the owner of the savings plan account is: (i) a District of Columbia resident, or (ii) a participant in payroll deduction to the D.C. College Savings Plan of a business with at least 300 employees.

Other Circumstances

There is no sales charge on shares of any Calvert Fund sold to or constituting the following:

• current or retired Directors, Trustees, or Officers of the Calvert Funds or Calvert and its affiliates; employees of Calvert and its affiliates; or their family members (see definition of “family group” under “Reduced Sales Charges,” above);
• directors, officers, and employees of any subadvisor for the Calvert Funds, employees of broker/dealers distributing the Fund’s shares and family members of the subadvisor, or broker/dealer;
• purchases made through a registered investment advisor;
• trust departments of banks or savings institutions for trust clients of such bank or institution;
• purchases through a broker/dealer maintaining an omnibus account with a Fund, provided the purchases are made by:

     (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services;

     (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker/dealer or agent; or

     (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the Code, and “rabbi trusts”;

• the portion of any direct rollover from a participant’s employer-sponsored retirement plan account or direct transfer from a 403(b) plan account to a Calvert IRA with Calvert or its agent as the custodian that is funded by the sale immediately prior to the rollover/ transfer of Calvert Fund shares held in the plan account, provided that documentation accompanies the rollover/transfer instruction that reasonably supports this funding source requirement.

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from a Calvert Fund automatically invested in another Calvert Fund account with no additional sales charge.

Purchases made at Net Asset Value (“NAV”)

Except for money market funds, if you make a purchase at NAV, you may exchange shares in that amount to another Calvert Fund without incurring a sales charge.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 53

Reinstatement Privilege (Class A and Class B)

Subject to the Funds’ market timing policy, if you redeem Class A shares and then within 90 days decide to reinvest in any Calvert Fund, you may reinvest in Class A of the Fund at the NAV next computed after the reinvestment order is received, without a sales charge. Within 90 days after redemption of Class B shares, you may reinvest in Class A of the Fund at NAV, if a CDSC was paid. In order to take advantage of this privilege, you must notify the Fund or broker/dealer at the time of the repurchase. Each Fund reserves the right to modify or eliminate this privilege.

Distribution and Service Fees

Each Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares (except with respect to Class Y, which has no Rule 12b-1 plan). The distribution plan also allows each Fund to pay service fees to persons (such as your financial professional) for services provided to shareholders. See “Method of Distribution” in the respective Fund’s SAI for further discussion of these services. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see “Service Fees and Arrangements with Broker/Dealers” in this Prospectus for more service fee and other information regarding arrangements with broker/dealers.

The following table shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year unless otherwise indicated. Fees payable under the distribution plan may be increased to the maximum amount only after approval by the Fund’s Board of Trustees. The fees are based on average daily net assets by Class.

Maximum Payable under Plan/Amount Actually Paid
	Class A	Class B	Class C	Class O
Calvert Income Fund	0.50% / 0.25%	1.00% / 1.00%*	1.00% / 1.00%*	N/A
Calvert Short Duration Income Fund	0.50% / 0.25%	N/A	1.00% / 1.00%*	N/A
Calvert Long-Term Income Fund	0.50% / 0.25%	N/A	N/A	N/A
Calvert Ultra-Short Income Fund	0.50% / 0.25%	N/A	N/A	N/A
Calvert Government Fund	0.25% / 0.25%	N/A	1.00% / 1.00%*	N/A
Calvert High Yield Bond Fund	0.25% / 0.25%	N/A	1.00% / 1.00%*	N/A
Calvert Bond Portfolio	0.35% / 0.20%	1.00% / 1.00%*	1.00% / 1.00%*	N/A
Calvert Money Market Portfolio	N/A	N/A	N/A	0.25% / 0.00%

* For Classes B and C, 0.75% of the Fund’s average daily net assets is paid for distribution services and 0.25% is paid for shareholder services.

Service Fees and Arrangements with Broker/Dealers

CID, each Fund’s distributor, pays broker/dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of amount invested for Class B and C), when you purchase shares of non-money market funds (except with respect to Class Y). CID also pays broker/dealers an ongoing service fee (except with respect to Class Y) while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The following table shows the maximum commissions and service fees paid by CID to broker/dealers, which differ depending on the Class.

                                                Maximum Commission/Service Fees

	Class A*	Class B**	Class C***	Class O*
Calvert Income Fund, Calvert Government
Fund, Calvert High Yield Bond Fund and	3.00% / 0.25%	3.00% / 0.25%	1.00% / 1.00%	N/A
Calvert Bond Portfolio
Calvert Short Duration Income Fund	2.25% / 0.25%	N/A	1.00% / 1.00%	N/A
Calvert Long-Term Income Fund	3.00% / 0.25%	N/A	N/A	N/A
Calvert Ultra-Short Income Fund	1.00% / 0.25%	N/A	N/A	N/A
Calvert Money Market Portfolio	N/A	N/A	N/A	None / 0.01%

*	Class A and Class O service fees begin to accrue in the first month after purchase.
**	Class B service fee begins to accrue in the 13th month after purchase.
***	Class C pays broker/dealers a service fee of 0.25% and additional compensation of 0.75% for a total annual percentage rate of 1%. These fees begin to accrue in the 13th month after purchase.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 54

If the selling broker/dealer has an agreement with CID to sell Class C or had such an agreement with respect to Class B shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares, CID does not pay the selling broker/dealer a commission but does pay the selling broker/dealer a service fee and additional compensation totaling 1.00%, which may begin in the first month, rather than in the 13th month after purchase.

During special sales promotions, CID may reallow to broker/dealers the full Class A front-end sales charge. CID may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of a Fund and/or shares of other Funds underwritten by CID. CID may make expense reimbursements for special training of a broker/dealer’s registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CID, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale and distribution of the securities or for services to a Fund. These amounts may be significant.

Payments may include additional compensation beyond the regularly scheduled rates, and finder’s fees. CID may pay broker/dealers a finder’s fee on Class A shares purchased at NAV in accounts with $1 million or more ($250,000 or more for Calvert Ultra-Short Income Fund) except with respect to Calvert Money Market Portfolio.

Calvert Income Fund, Calvert Long-Term Income Fund, Calvert Government Fund, Calvert High Yield Bond Fund and Calvert Bond Portfolio

Where paid, the finder’s fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% over $2 million up to $3 million, 0.40% over $3 million up to $50 million, 0.20% over $50 million up to $100 million and 0.12% over $100 million.

Calvert Short Duration Income Fund

Where paid, the finder’s fee is 0.50% of the NAV purchase amount on the first $2 million, 0.40% over $2 million up to $3 million, 0.25% over $3 million up to $50 million, 0.125% over $50 million up to $100 million and 0.075% over $100 million.

Calvert Ultra-Short Income Fund
Where paid the finder’s fee is 0.15% of the NAV purchase amount.

If a finder’s fee is paid, and some or all of the purchase is exchanged into another Calvert Fund with a lower finder’s fee within one year, then CID may recoup the difference in the finder’s fee from the broker/dealers. Purchases of shares at NAV for accounts on which a finder’s fee has been paid are subject to a one-year CSDC of 0.80% (0.50% for Calvert Short Duration Income Fund and 1.00% for Calvert Ultra-Short Income Fund). All payments will be in compliance with the rules of the Financial Industry Regulatory Authority.

How to Open an Account (Class A, C and O Shares)

Complete and sign an application for each new account (the application is available at www.calvert.com or by calling 800-368-2748). When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or Calvert’s client services department at 800-368-2748.

Please see the respective Fund Summary above with respect to the minimum initial investment amount and the minimum amount for subsequent investments. The Funds may charge a $2 service fee on additional purchases of less than $250. A Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap fee programs that charge an asset-based fee, and in other cases, at the Fund’s discretion.

For purchases, please make your check payable to the Fund in U.S. dollars and send it along with your application to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544, or if you use registered, certified or overnight mail, to: Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807.

How to Open an Account (Class Y Shares)

Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CID, the Funds’ distributor, to offer Class Y shares to their clients. A financial intermediary includes a broker, dealer, bank (including a bank trust department), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company and any other institution having a selling or administration agreement with CID.

The use of Class Y shares by a financial intermediary will depend on, among other things, the structure of the particular fee-based program. CID will make, in its sole discretion, all determinations as to eligibility to purchase Class Y shares of a Fund.

Please see the respective Fund Summary with respect to the minimum initial investment amount and the minimum amount for subsequent

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 55

investments. The Funds may charge a $2 service fee on additional purchases of less than $250. All Class Y purchases must be made by bank-wire or via the National Securities Clearing Corporation (“NSCC”), in U.S. dollars. For additional information and wire instructions, call Calvert at 800-368-2746.

Subsequent Investments (Class A and C Shares)

To make an investment after you open an account, include your investment slip and send your request to: Calvert, P.O. Box 219739, Kansas City, MO 64121-9739, or if you use registered, certified or overnight mail, to: Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1807.

Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange (“NYSE”) is open and the Fund is open but check purchases and electronic funds transfers (i.e., bank wires and ACH funds transfers) cannot be received because the banks and post offices are closed.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, each Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Through your Broker/Dealer

Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. ET) on the NYSE to receive that day’s NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

HOW SHARES ARE PRICED

The price of shares is based on each Fund’s NAV. The NAV is computed by adding the value of a Fund’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

Some Funds may hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund’s shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations, except that all securities held by Calvert Money Market Portfolio are valued according to the “amortized cost” method, which is intended to stabilize the NAV at $1 per share. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the oversight of the Board of Trustees and pursuant to a Fund’s valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security.

Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to a Fund’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors may change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 56

The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert’s office in Bethesda, Maryland, will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.

Calvert Money Market Portfolio

Your purchase will be credited at the NAV calculated after your order is received and accepted. If the Transfer Agent receives your wire purchase by 5 p.m. ET, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account.

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in “good order.” This means that your request must include: • The Fund name and account number.

• The amount of the transaction (in dollars or shares).

• Signatures of all owners exactly as registered on the account (for mail requests). • Signature guarantees (if required).* • Any supporting legal documentation that may be required.

• Any outstanding certificates representing shares to be redeemed.

* For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day’s closing NAV; otherwise you will receive the next business day’s NAV.

Purchase and Redemption of Shares through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund’s behalf. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer’s authorized designee, receives the order in good order. The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/ dealer or the broker/dealer’s authorized designee.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 57

HOW TO SELL SHARES

You may redeem all or a portion of the shares from your account by telephone or mail on any day your Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a statement of intention. When you purchase by check or with ACH funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Drafts written on Calvert Money Market Portfolio during the hold period will be returned for uncollected funds.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and/or redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.

Each Fund reserves the right to suspend or postpone redemptions during any period when:

(a)	trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings;
(b)	the SEC has granted an order to the Fund permitting such suspension; or
(c)	an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not rea- sonably practicable.

There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or made by electronic funds transfer because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone (Class A, B and C Shares) - call 800-368-2745

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred to a bank you have previously authorized. A $5 charge may be imposed on wire transfers of less than $1,000.

Written Requests (Class A, B and C Shares)

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544.

Your letter should include your account number, name of the Fund and Class and the number of shares or the dollar amount you are redeeming, and how you want the money sent to you. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Draftwriting (Calvert Money Market Portfolio)

You may redeem shares in your Calvert Money Market Portfolio account by writing a draft for at least $250. If you complete and return the signature card for draftwriting, Calvert Money Market Portfolio will mail bank drafts to you, printed with your name and address. Drafts may not be ordered until your initial purchase has cleared. Calvert will provide printed drafts (checks). You may not print your own. Any customer-printed checks will not be honored and will be returned without notice. Calvert Money Market Portfolio will charge a service fee of $25 for drafts returned for insufficient or uncollected funds and for any stop payment on drafts. As a service to shareholders, shares may be automatically transferred between your Calvert money market accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.

Systematic Check Redemptions (Class A, B and C Shares)

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the CDSC.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 58

Corporations and Associations (Class A, B and C Shares)

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts (Class A, B and C Shares)

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee’s name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day’s NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Redemption Fee

In its effort to detect and prevent market timing, each Fund (except Calvert Money Market Portfolio) charges a 2% redemption fee on redemptions, including exchanges, within 30 days (seven days for Calvert Ultra-Short Income Fund) of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under “Other Calvert Features/Policies -- Market Timing Policy” below. In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

For those shares to which the Fund’s redemption fee policy is applicable, the redemption fee will only be waived in the following circumstances:

• Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. “Disability” means a total disability as evidenced by a determination by the U.S. Social Security Administration.

• Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder’s Calvert retirement accounts.

• The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Code.

• Involuntary redemptions of accounts under procedures set forth by a Fund’s Board of Trustees.

• Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.

• Redemption of shares purchased with reinvested dividends or capital gain distributions. • Shares transferred from one retirement plan to another in the same Fund.

• Shares redeemed as part of a retirement plan termination or restructuring.

• Redemption of shares of a Fund held as a default investment option in a retirement plan.

• Exchange or redemption transactions by an account that a Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that does not have the systematic capability of assessing the redemption fee at the individual or participant account level. For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund’s Transfer Agent.

In order to determine your eligibility for a redemption fee waiver, it may be necessary to notify your broker/dealer or the Fund of the qualifying circumstances and to provide any applicable supporting documentation.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts. There are no assurances that intermediaries will properly assess the fee.

OTHER CALVERT FEATURES / POLICIES

Website

For 24-hour performance and pricing information, visit www.calvert.com; for Calvert Money Market Portfolio only, call 800-368-2475.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 59

You can obtain account information and authorize certain transactions with the convenience of logging on to www.calvert.com (Class A, B, C and O only).

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services (Class A, B, C and O Shares)

By signing up for services when completing an application to open your Class A, Class C or Class O account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date to an existing account, the Funds require a signature guarantee to verify your signature. You may obtain a signature guarantee from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

ACH Funds Transfer (Class A, B, C and O Shares)

You may purchase Class A, Class C or Class O or sell Class A, Class B, Class C or Class O shares by ACH funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new Class A, Class C or Class O shares will be subject to a hold of up to 10 business days before any subsequent redemption requests for those shares are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. ACH funds transfer transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions (Class A, B, C and O Shares)

You may purchase Class A, Class C or Class O shares, or redeem or exchange Class A, Class B, Class C or Class O shares or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that include common stock funds, tax-exempt and corporate bond funds, and money market funds; call your broker/dealer or Calvert representative for more information. We make it easy for you to purchase shares in other Calvert Funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

For Class A, B, C and O Shares, complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). You may then give exchange instructions by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert Fund; except that Class A or Class C shares of a Fund may be exchanged for Class Y shares of the same Fund (no sales charges or other charges will apply to any such exchange), if offered by the Fund, provided you meet the Fund’s eligibility requirements for purchasing Class Y shares; the Class C shares you wish to exchange must not currently be subject to a CDSC.

An exchange must satisfy the minimum investment amount for that Calvert Fund. You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund’s custodian bank is closed (i.e., Columbus Day and Veterans Day); these exchange requests will be processed the next day the Fund’s custodian bank is open.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading (“market timing”) vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent pur-

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 60

chases and redemptions of fund shares by fund shareholders. Accordingly, each Fund’s Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Fund, which may require you to pay a redemption fee, as described under “How to Sell Shares - Redemption Fee” in this Prospectus. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement a Fund’s investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of any Fund through a service provider, such as a broker/dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund’s Board of Trustees. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. As a result, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund’s Board of Trustees. The Board of Trustees of each Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of any Fund through an omnibus account if the service provider’s policies, in Fund management’s judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund’s Board of Trustees. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

As stated under “How to Sell Shares” in this Prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account:

(i)	does not have the systematic capability of assessing the redemption fee at the individual or participant account level, or
(ii)	as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee.

If a significant percentage of a Fund’s shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.

This Market Timing Policy does not apply to Calvert Money Market Portfolio.

Each Fund and CID reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CID also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice) or withdraw all or any part of the offering made by this Prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund Prospectuses and Annual and Semi-Annual Reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts held directly with Calvert that have the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call Calvert client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above. Multiple accounts held through a broker/dealer (or other financial intermediary) that share the same household address may receive one mailing.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 61

payments is $25. Calvert Money Market Portfolio will charge a service fee of $25 for drafts returned for insufficient or uncollected funds.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance / Low Balance Fee

For Calvert Money Market Portfolio, please maintain a balance in your Fund account of at least $2,000. If the balance in your account falls below the minimum during a month, a low balance fee of $3 per month may be charged to your account.

If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund pays dividends from its net investment income on a monthly basis (for Calvert Money Market Portfolio, dividends are accrued daily and paid monthly). Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by electronic funds transfer). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend (Not applicable to Calvert Money Market Portfolio)

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the ex-dividend date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date (“buying a dividend”), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

For Non-Money Market Funds

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Cost Basis Reporting

Effective January 1, 2012, mutual funds must report cost basis information to you and the Internal Revenue Service (“IRS”) when you sell or exchange shares acquired on or after January 1, 2012 in your non-retirement accounts. The new cost basis regulations do not affect retirement

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 62

accounts, money market funds, and shares acquired before January 1, 2012. A Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election by a shareholder, the Fund will use the average cost method with respect to that shareholder. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number (“TIN”) and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds’ financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund’s operations). The Funds’ fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund’s financial statements, which were audited by KPMG LLP. Their report, along with a Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request. Calvert High Yield Bond Fund the years prior to 2009 were audited by other auditors.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 63

CALVERT INCOME FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011	2010	2009
Net asset value, beginning	$16.12	$15.39	$15.19
Income from investment operations:
Net investment income	.52	.53	.63
Net realized and unrealized gain (loss)	(.35)	.72	.24
Total from investment operations	.17	1.25	.87
Distributions from:
Net investment income	(.52)	(.52)	(.62)
Net realized gain	—	—	(.05)
Total distributions	(.52)	(.52)	(.67)
Total increase (decrease) in net asset value	(.35)	.73	.20
Net asset value, ending	$15.77	$16.12	$15.39

Total return*	1.06%	8.27%	6.24%
Ratios to average net assets: A
Net investment income	3.20%	3.33%	4.45%
Total expenses	1.25%	1.23%	1.24%
Expenses before offsets	1.25%	1.23%	1.24%
Net expenses	1.25%	1.23%	1.23%
Portfolio turnover	223%	259%	793%
Net assets, ending (in thousands)	$1,521,374	$2,321,499	$3,041,314

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2008 (z)	2007 (z)
Net asset value, beginning		$16.72	$16.72
Income from investment operations:
Net investment income		.79	.77
Net realized and unrealized gain (loss)		(1.25)	.01
Total from investment operations		(.46)	.78
Distributions from:
Net investment income		(.79)	(.78)
Net realized gain		(.28)	—
Total distributions		(1.07)	(.78)
Total increase (decrease) in net asset value		(1.53)	—
Net asset value, ending		$15.19	$16.72

Total return*		(3.01%)	4.74%
Ratios to average net assets: A
Net investment income		4.86%	4.60%
Total expenses		1.16%	1.19%
Expenses before offsets		1.16%	1.19%
Net expenses		1.16%	1.18%
Portfolio turnover		982%	877%
Net assets, ending (in thousands)		$4,462,549	$5,024,998

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 64

CALVERT INCOME FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2011	2010	2009
Net asset value, beginning	$16.05	$15.32	$15.12
Income from investment operations:
Net investment income	.37	.39	.50
Net realized and unrealized gain (loss)	(.34)	.72	.24
Total from investment operations	.03	1.11	.74
Distributions from:
Net investment income	(.39)	(.38)	(.49)
Net realized gain	—	—	(.05)
Total distributions	(.39)	(.38)	(.54)
Total increase (decrease) in net asset value	(.36)	.73	.20
Net asset value, ending	$15.69	$16.05	$15.32

Total return*	0.16%	7.36%	5.33%
Ratios to average net assets: A
Net investment income	2.35%	2.43%	3.60%
Total expenses	2.11%	2.10%	2.13%
Expenses before offsets	2.11%	2.10%	2.13%
Net expenses	2.11%	2.10%	2.12%
Portfolio turnover	223%	259%	793%
Net assets, ending (in thousands)	$21,239	$38,770	$59,127

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES		2008 (z)	2007 (z)
Net asset value, beginning		$16.68	$16.69
Income from investment operations:
Net investment income		.67	.64
Net realized and unrealized gain (loss)		(1.28)	.01
Total from investment operations		(.61)	.65
Distributions from:
Net investment income		(.67)	(.66)
Net realized gain		(.28)	—
Total distributions		(.95)	(.66)
Total increase (decrease) in net asset value		(1.56)	(.01)
Net asset value, ending		$15.12	$16.68

Total return*		(3.89%)	3.94%
Ratios to average net assets: A
Net investment income		4.07%	3.82%
Total expenses		2.00%	1.96%
Expenses before offsets		2.00%	1.96%
Net expenses		2.00%	1.95%
Portfolio turnover		982%	877%
Net assets, ending (in thousands)		$94,880	$206,805

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 65

CALVERT INCOME FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011	2010	2009
Net asset value, beginning	$16.12	$15.38	$15.18
Income from investment operations:
Net investment income	.40	.42	.52
Net realized and unrealized gain (loss)	(.34)	.73	.25
Total from investment operations	.06	1.15	.77
Distributions from:
Net investment income	(.41)	(.41)	(.52)
Net realized gain	—	—	(.05)
Total distributions	(.41)	(.41)	(.57)
Total increase (decrease) in net asset value	(.35)	.74	.20
Net asset value, ending	$15.77	$16.12	$15.38

Total return*	0.35%	7.56%	5.48%
Ratios to average net assets: A
Net investment income	2.50%	2.62%	3.74%
Total expenses	1.94%	1.93%	1.93%
Expenses before offsets	1.94%	1.93%	1.93%
Net expenses	1.94%	1.93%	1.93%
Portfolio turnover	223%	259%	793%
Net assets, ending (in thousands)	$213,870	$303,615	$372,838

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2008 (z)	2007 (z)
Net asset value, beginning		$16.71	$16.70
Income from investment operations:
Net investment income		.68	.65
Net realized and unrealized gain (loss)		(1.25)	.02
Total from investment operations		.57	.67
Distributions from:
Net investment income		(.68)	(.66)
Net realized gain		(.28)	—
Total distributions		(.96)	(.66)
Total increase (decrease) in net asset value		(1.53)	.01
Net asset value, ending		$15.18	$16.71

Total return*		(3.69%)	4.09%
Ratios to average net assets: A
Net investment income		4.16%	3.93%
Total expenses		1.85%	1.87%
Expenses before offsets		1.85%	1.87%
Net expenses		1.85%	1.86%
Portfolio turnover		982%	877%
Net assets, ending (in thousands)		$478,073	$504,417

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 66

CALVERT INCOME FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2011	2010
Net asset value, beginning	$16.29	$15.53
Income from investment operations:
Net investment income	.58	.56
Net realized and unrealized gain (loss)	(.34)	.76
Total from investment operations	.24	1.32
Distributions from:
Net investment income	(.58)	(.56)
Net realized gain	—	—
Total distributions	(.58)	(.56)
Total increase (decrease) in net asset value	(.34)	.76
Net asset value, ending	$15.95	$16.29

Total return*	1.48%	8.65%
Ratios to average net assets: A
Net investment income	3.53%	3.76%
Total expenses	.87%	.83%
Expenses before offsets	.87%	.83%
Net expenses	.87%	.83%
Portfolio turnover	223%	259%
Net assets, ending (in thousands)	$111,661	$104,674

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2009	2008	# (z)
Net asset value, beginning	$15.29	$16.38
Income from investment operations:
Net investment income	.67	.31
Net realized and unrealized gain (loss)	.27	(1.02)
Total from investment operations	.94	(.71)
Distributions from:
Net investment income	(.65)	(.38)
Net realized gain	(.05)	—
Total distributions	(.70)	(.38)
Total increase (decrease) in net asset value	.24	(1.09)
Net asset value, ending	$15.53	$15.29

Total return*	6.73%	(4.41%)
Ratios to average net assets: A
Net investment income	4.71%	4.48	% (a)
Total expenses	.84%	2.34	% (a)
Expenses before offsets	.84%	.90	% (a)
Net expenses	.83%	.90	% (a)
Portfolio turnover	793%	529%
Net assets, ending (in thousands)	$19,351	$10,481

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 67

CALVERT SHORT DURATION INCOME FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011 (z)	2010	2009 (z)
Net asset value, beginning	$16.64	$16.48	$15.70
Income from investment operations:
Net investment income	.33	.42	.52
Net realized and unrealized gain (loss)	(.40)	.37	.88
Total from investment operations	(.07)	.79	1.40
Distributions from:
Net investment income	(.39)	(.40)	(.49)
Net realized gain	(.12)	(.23)	(.13)
Total distributions	(.51)	(.63)	(.62)
Total increase (decrease) in net asset value	(.58)	.16	.78
Net asset value, ending	$16.06	$16.64	$16.48

Total return*	(.46%)	4.90%	9.27%
Ratios to average net assets: A
Net investment income	2.02%	2.53%	3.34%
Total expenses	1.15%	1.14%	1.19%
Expenses before offsets	1.08%	1.08%	1.09%
Net expenses	1.08%	1.08%	1.08%
Portfolio turnover	263%	226%	359%
Net assets, ending (in thousands)	$1,686,575	$2,002,449	$1,758,619

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2008 (z)	2007 (z)
Net asset value, beginning		$16.17	$16.11
Income from investment operations:
Net investment income		.71	.73
Net realized and unrealized gain (loss)		(.36)	.13
Total from investment operations		.35	.86
Distributions from:
Net investment income		(.70)	(.71)
Net realized gain		(.12)	(.09)
Total distributions		(.82)	(.80)
Total increase (decrease) in net asset value		(.47)	.06
Net asset value, ending		$15.70	$16.17

Total return*		2.13%	5.47%
Ratios to average net assets: A
Net investment income		4.47%	4.54%
Total expenses		1.17%	1.22%
Expenses before offsets		1.08%	1.09%
Net expenses		1.08%	1.08%
Portfolio turnover		495%	533%
Net assets, ending (in thousands)		$1,284,673	$604,790

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 68

CALVERT SHORT DURATION INCOME FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011 (z)	2010	2009 (z)
Net asset value, beginning	$16.58	$16.41	$15.64
Income from investment operations:
Net investment income	.21	.29	.39
Net realized and unrealized gain (loss)	(.41)	.38	.88
Total from investment operations	(.20)	.67	1.27
Distributions from:
Net investment income	(.27)	(.27)	(.37)
Net realized gain	(.12)	(.23)	(.13)
Total distributions	(.39)	(.50)	(.50)
Total increase (decrease) in net asset value	(.59)	.17	.77
Net asset value, ending	$15.99	$16.58	$16.41
Total return*	(1.25%)	4.18%	8.37%
Ratios to average net assets: A
Net investment income	1.30%	1.79%	2.51%
Total expenses	1.79%	1.80%	1.86%
Expenses before offsets	1.79%	1.80%	1.86%
Net expenses	1.79%	1.80%	1.85%
Portfolio turnover	263%	226%	359%
Net assets, ending (in thousands)	$311,299	$337,866	$219,342

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2008 (z)	2007 (z)
Net asset value, beginning		$16.11	$16.06
Income from investment operations:
Net investment income		.58	.59
Net realized and unrealized gain (loss)		(.36)	.13
Total from investment operations		.22	.72
Distributions from:
Net investment income		(.57)	(.58)
Net realized gain		(.12)	(.09)
Total distributions		(.69)	(.67)
Total increase (decrease) in net asset value		(.47)	.05
Net asset value, ending		$15.64	$16.11

Total return*		1.35%	4.59%
Ratios to average net assets: A
Net investment income		3.70%	3.72%
Total expenses		1.88%	1.90%
Expenses before offsets		1.88%	1.90%
Net expenses		1.87%	1.89%
Portfolio turnover		495%	533%
Net assets, ending (in thousands)		$92,235	$49,984

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 69

CALVERT SHORT DURATION INCOME FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2011 (z)	2010
Net asset value, beginning	$16.79	$16.59
Income from investment operations:
Net investment income	.40	.43
Net realized and unrealized gain (loss)	(.43)	.42
Total from investment operations	(.03)	.85
Distributions from:
Net investment income	(.46)	(.42)
Net realized gain	(.12)	(.23)
Total distributions	(.58)	(.65)
Total increase (decrease) in net asset value	(.61)	.20
Net asset value, ending	$16.18	$16.79

Total return*	(.20%)	5.24%

Ratios to average net assets: A
Net investment income	2.38%	2.72%
Total expenses	.79%	.80%
Expenses before offsets	.79%	.80%
Net expenses	.79%	.80%
Portfolio turnover	263%	226%
Net assets, ending (in thousands)	$455,764	$1,062,397

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2009 (z)	2008	(z)#
Net asset value, beginning	$15.80	$16.19
Income from investment operations:
Net investment income	.50	.31
Net realized and unrealized gain (loss)	.92	(.40)
Total from investment operations	1.42	(.09)
Distributions from:
Net investment income	(.50)	(.30)
Net realized gain	(.13)	—
Total distributions	(.63)	(.30)
Total increase (decrease) in net asset value	.79	(.39)
Net asset value, ending	$16.59	$15.80

Total return*	9.35%	(.58%)

Ratios to average net assets: A
Net investment income	3.14%	4.00	% (a)
Total expenses	.88%	1.13	% (a)
Expenses before offsets	.88%	.93	% (a)
Net expenses	.87%	.93	% (a)
Portfolio turnover	359%	215%
Net assets, ending (in thousands)	$149,126	$31,224

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 70

CALVERT LONG-TERM INCOME FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011	2010 ^^	2009 ^^
Net asset value, beginning	$17.95 ^	$17.32 ^	$15.33 ^
Income from investment operations:
Net investment income	.58	.58	.54
Net realized and unrealized gain (loss)	.51 ^	1.50 ^	2.46 ^
Total from investment operations	1.09	2.08	3.00
Distributions from:
Net investment income	(.59)	(.57)	(.52)
Net realized gain	(.68)	(.88)	(.49)
Total distributions	(1.27)	(1.45)	(1.01)
Total increase (decrease) in net asset value	(.18)	.63	1.99
Net asset value, ending	$17.77	$17.95 ^	$17.32 ^

Total return*	6.45%^,^^^	12.78%^	20.68%^
Ratios to average net assets:A
Net investment income	3.26%	3.47%	3.45%
Total expenses	1.32%	1.42%	1.46%
Expenses before offsets	1.25%	1.25%	1.27%
Net expenses	1.25%	1.25%	1.25%
Portfolio turnover	498%	596%	781%
Net assets, ending (in thousands)	$173,700	$139,775 ^	$77,153 ^

	YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2008 ^^	2007
Net asset value, beginning		$15.62	$15.36
Income from investment operations:
Net investment income		.62	.62
Net realized and unrealized gain (loss)		.09 ^	.27
Total from investment operations		.71	.89
Distributions from:
Net investment income		(.61)	(.61)
Net realized gain		(.39)	(.02)
Total distributions		(1.00)	(.63)
Total increase (decrease) in net asset value		(.29)	.26
Net asset value, ending		$15.33 ^	$15.62

Total return*		4.56%^	5.92%
Ratios to average net assets:A
Net investment income		3.96%	4.09%
Total expenses		1.66%	2.03%
Expenses before offsets		1.28%	1.30%
Net expenses		1.25%	1.25%
Portfolio turnover		604%	767%
Net assets, ending (in thousands)		$29,328 ^	$12,139

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 71

CALVERT ULTRA-SHORT INCOME FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2011	2010
Net asset value, beginning		$15.77	$15.58
Income from investment operations:
Net investment income		.22	.21
Net realized and unrealized gain (loss)		(.19)	.27
Total from investment operations		.03	.48
Distributions from:
Net investment income		(.31)	(.20)
Net realized gain		(.08)	(.09)
Total distributions		(.39)	(.29)
Total increase (decrease) in net asset value		(.35)	.19
Net asset value, ending		$15.41	$15.77

Total return*		.23%	3.07%
Ratios to average net assets: A
Net investment income		1.31%	1.46%
Total expenses		1.06%	1.08%
Expenses before offsets		.89%	.89%
Net expenses		.89%	.89%
Portfolio turnover		208%	268%
Net assets, ending (in thousands)		$383,102	$241,254

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2009	2008	2007	+
Net asset value, beginning	$14.97	$15.04	$15.00
Income from investment operations:
Net investment income	.34	.60	.61
Net realized and unrealized gain (loss)	.60	.04	.03
Total from investment operations	.94	.64	.64
Distributions from:
Net investment income	(.30)	(.61)	(.60)
Net realized gain	(.03)	(.10)	—
Total distributions	(.33)	(.71)	(.60)
Total increase (decrease) in net asset value	.61	(.07)	.04
Net asset value, ending	$15.58	$14.97	$15.04

Total return*	6.42%	4.34%	4.34%
Ratios to average net assets: A
Net investment income	2.36%	3.57%	4.52	% (a)
Total expenses	1.26%	2.09%	3.90	% (a)
Expenses before offsets	.93%	.92%	1.05	% (a)
Net expenses	.89%	.89%	.89	% (a)
Portfolio turnover	300%	475%	506%
Net assets, ending (in thousands)	$93,870	$27,333	$3,256

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 72

CALVERT ULTRA-SHORT INCOME FUND FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2011	2010	###
Net asset value, beginning	$15.81	$15.67
Income from investment operations:
Net investment income	.26	.07
Net realized and unrealized gain (loss)	(.19)	.14
Total from investment operations	.07	.21
Distributions from:
Net investment income	(.34)	(.07)
Net realized gain	(.08)	—
Total distributions	(.42)	(.07)
Total increase (decrease) in net asset value	(.35)	.14
Net asset value, ending	$15.46	$15.81

Total return*	.47%	1.35%
Ratios to average net assets: A
Net investment income	1.47%	1.69	% (a)
Total expenses	.67%	.75	% (a)
Expenses before offsets	.67%	.75	% (a)
Net expenses	.67%	.75	% (a)
Portfolio turnover	208%	62%
Net assets, ending (in thousands)	$85,987	$37,270

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 73

CALVERT GOVERNMENT FUND FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011	2010	2009	+++
Net asset value, beginning	$16.63	$16.14	$15.00
Income from investment operations:
Net investment income	.15	.26	.06
Net realized and unrealized gain (loss)	.92	.88	1.14
Total from investment operations	1.07	1.14	1.20
Distributions from:
Net investment income	(.16)	(.24)	(.06)
Net realized gain	(.23)	(.41)	—
Total distributions	(.39)	(.65)	(.06)
Total increase (decrease) in net asset value	.68	.49	1.14
Net asset value, ending	$17.31	$16.63	$16.14
Total return*	6.58%	7.31%	7.98%
Ratios to average net assets:A
Net investment income	.95%	1.60%	.63	% (a)
Total expenses	1.89%	3.81%	5.67	% (a)
Expenses before offsets	1.04%	1.05%	1.04	% (a)
Net expenses	1.04%	1.04%	1.04	% (a)
Portfolio turnover	668%	401%	428%
Net assets, ending (in thousands)	$13,387	$3,951	$1,881

CALVERT GOVERNMENT FUND FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011	2010	2009	+++
Net asset value, beginning	$16.58	$16.10	$15.00
Income from investment operations:
Net investment income	**+	.09	**+
Net realized and unrealized gain (loss)	.90	.89	1.10
Total from investment operations	.90	.98	1.10
Distributions from:
Net investment income	** +	(.09)	—
Net realized gain	(.23)	(.41)	—
Total distributions	(.23)	(.50)	—
Total increase (decrease) in net asset value	.67	.48	1.10
Net asset value, ending	$17.25	$16.58	$16.10

Total return*	5.55%	6.25%	7.33%
Ratios to average net assets:A
Net investment income	(.03%)	.37%	.03	% (a)
Total expenses	2.76%	7.13%	41.41	% (a)
Expenses before offsets	2.04%	2.05%	2.04	% (a)
Net expenses	2.04%	2.04%	2.04	% (a)
Portfolio turnover	668%	401%	428%
Net assets, ending (in thousands)	$2,119	$1,154	$143

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 74

CALVERT HIGH YIELD BOND FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011 (z)	2010	2009	(z)
Net asset value, beginning	$27.36	$24.92	$24.03
Income from investment operations:
Net investment income	1.81	1.80	1.54
Net realized and unrealized gain (loss)	(.63)	2.39	.95
Total from investment operations	1.18	4.19	2.49
Distributions from:
Net investment income	(1.79)	(1.75)	(1.60)
Total distributions	(1.79)	(1.75)	(1.60)
Total increase (decrease) in net asset value	(.61)	2.44	.89
Net asset value, ending	$26.75	$27.36	$24.92

Total return*	4.17%	17.35%	11.68%
Ratios to average net assets:A
Net investment income	6.32%	6.98%	6.87%
Total expenses	1.56%	1.91%	2.30%
Expenses before offsets	1.56%	1.65%	1.65%
Net expenses	1.56%	1.65%	1.65%
Portfolio turnover	286%	233%	156%
Net assets, ending (in thousands)	$17,206	$9,427	$7,213

		PERIODS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2008 (z)	2007	++
Net asset value, beginning		$28.55	$29.18
Income from investment operations:
Net investment income		1.77	.96
Net realized and unrealized gain (loss)		(4.45)	(.63)
Total from investment operations		(2.68)	.33
Distributions from:
Net investment income		(1.84)	(.96)
Total distributions		(1.84)	(.96)
Total increase (decrease) in net asset value		(4.52)	(.63)
Net asset value, ending		$24.03	$28.55

Total return*		(9.91%)	1.16%
Ratios to average net assets:A
Net investment income		6.65%	6.50	% (a)
Total expenses		1.49%	1.54	% (a)
Expenses before offsets		1.49%	1.54	% (a)
Net expenses		1.49%	1.54	% (a)
Portfolio turnover		67%	97%
Net assets, ending (in thousands)		$444	$225

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 75

CALVERT HIGH YIELD BOND FUND FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,
CLASS Y SHARES	2011(z)	****
Net asset value, beginning	$28.74
Income from investment operations:
Net investment income	.33
Net realized and unrealized gain (loss)	(1.99)
Total from investment operations	(1.66)
Distributions from:
Net investment income	—
Net realized gain	—
Total ditributions	—
Total increase (decrease) in net asset value	(1.66)
Net asset value, ending	$27.08

Total return*	(5.78%)
Ratios to average net assets:A
Net investment income	7.13	% (a)
Total expenses	2,723.84	% (a)
Expenses before offsets	1.40	% (a)
Net expenses	1.40	% (a)
Portfolio turnover**	286%
Net assets, ending (in thousands)	$1

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 76

CALVERT BOND PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2011	2010 ^^	2009 ^^
Net asset value, beginning	$16.00 ^	$15.12	$15.06 ^
Income from investment operations:
Net investment income	.42	.41	.53
Net realized and unrealized gain (loss)	.02 ^	.95 ^	.30 ^
Total from investment operations	.44	1.36	.83
Distributions from:
Net investment income	(.43)	(.38)	(.51)
Net realized gain	(.16)	(.10)	(.26)
Total distributions	(.59)	(.48)	(.77)
Total increase (decrease) in net asset value	(.15)	.88	.06
Net asset value, ending	$15.85	$16.00 ^	$15.12 ^

Total return*	2.83%^	9.19%^	5.97%^
Ratios to average net assets:A
Net investment income	2.63%	2.63%	3.71%
Total expenses	1.13%	1.14%	1.15%
Expenses before offsets	1.13%	1.14%	1.15%
Net expenses	1.13%	1.14%	1.14%
Portfolio turnover	203%	78%	77%
Net assets, ending (in thousands)	$516,884	$592,736 ^	$597,246 ^

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2008 ^^	2007
Net asset value, beginning		$15.92	$15.83
Income from investment operations:
Net investment income		.69	.69
Net realized and unrealized gain (loss)		(.62 )^	.13
Total from investment operations		.07	.82
Distributions from:
Net investment income		(.68)	(.70)
Net realized gain		(.25)	(.03)
Total distributions		(.93)	(.73)
Total increase (decrease) in net asset value		(.86)	.09
Net asset value, ending		$15.06 ^	$15.92

Total return*		.33%^	5.31%
Ratios to average net assets:A
Net investment income		4.40%	4.41%
Total expenses		1.10%	1.12%
Expenses before offsets		1.10%	1.12%
Net expenses		1.10%	1.11%
Portfolio turnover		147%	190%
Net assets, ending (in thousands)		$607,266 ^	$453,813

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 77

CALVERT BOND PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2011	2010 ^^	2009 ^^
Net asset value, beginning	$15.89 ^	$15.03 ^	$14.97 ^
Income from investment operations:
Net investment income	.26	.25	.40
Net realized and unrealized gain (loss)	.02 ^	.93 ^	.29 ^
Total from investment operations	.28	1.18	.69
Distributions from:
Net investment income	(.27)	(.22)	(.37)
Net realized gain	(.16)	(.10)	(.26)
Total distributions	(.43)	(.32)	(.63)
Total increase (decrease) in net asset value	(.15)	.86	.06
Net asset value, ending	$15.74	$15.89 ^	$15.03 ^

Total return*	1.78%^	7.98%^	5.00%^
Ratios to average net assets:A
Net investment income	1.57%	1.60%	2.81%
Total expenses	2.21%	2.18%	2.13%
Expenses before offsets	2.19%	2.18%	2.13%
Net expenses	2.19%	2.18%	2.11%
Portfolio turnover	203%	78%	77%
Net assets, ending (in thousands)	$5,635	$8,845 ^	$11,803 ^

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES		2008 ^^	2007
Net asset value, beginning		$15.84	$15.76
Income from investment operations:
Net investment income		.54	.54
Net realized and unrealized gain (loss)		(.63 )^	.12
Total from investment operations		(.09)	.66
Distributions from:
Net investment income		(.53)	(.55)
Net realized gain		(.25)	(.03)
Total distributions		(.78)	(.58)
Total increase (decrease) in net asset value		(.87)	.08
Net asset value, ending		$14.97	$15.84

Total return*		(.68%)^	4.29%
Ratios to average net assets:A
Net investment income		3.43%	3.43%
Total expenses		2.07%	2.09%
Expenses before offsets		2.07%	2.09%
Net expenses		2.06%	2.08%
Portfolio turnover		147%	190%
Net assets, ending (in thousands)		$17,196 ^	$14,834

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 78

CALVERT BOND PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2011	2010 ^^	2009 ^^
Net asset value, beginning	$15.90 ^	$15.04 ^	$14.97 ^
Income from investment operations:
Net investment income	.29	.29	.42
Net realized and unrealized gain (loss)	.03 ^	.93 ^	.31 ^
Total from investment operations	.32	1.22	.73
Distributions from:
Net investment income	(.30)	(.26)	(.40)
Net realized gain	(.16)	(.10)	(.26)
Total distributions	(.46)	(.36)	(.66)
Total increase (decrease) in net asset value	(.14)	.86	.07
Net asset value, ending	$15.76	$15.90 ^	$15.04 ^

Total return*	2.08%^	8.24%^	5.23%^
Ratios to average net assets:A
Net investment income	1.83%	1.85%	2.93%
Total expenses	1.93%	1.91%	1.94%
Expenses before offsets	1.93%	1.91%	1.94%
Net expenses	1.93%	1.91%	1.92%
Portfolio turnover	203%	78%	77%
Net assets, ending (in thousands)	$47,123	$54,230 ^	$56,223 ^

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2008 ^^	2007
Net asset value, beginning		$15.83	$15.75
Income from investment operations:
Net investment income		.56	.56
Net realized and unrealized gain (loss)		(.62 )^	.12
Total from investment operations		(.06)	.68
Distributions from:
Net investment income		(.55)	(.57)
Net realized gain		(.25)	(.03)
Total distributions		(.80)	(.60)
Total increase (decrease) in net asset value		(.86)	.08
Net asset value, ending		$14.97 ^	$15.83

Total return*		.49%^	4.41%
Ratios to average net assets:A
Net investment income		3.60%	3.61%
Total expenses		1.90%	1.92%
Expenses before offsets		1.90%	1.92%
Net expenses		1.89%	1.91%
Portfolio turnover		147%	190%
Net assets, ending (in thousands)		$52,555 ^	$36,202

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 79

CALVERT BOND PORTFOLIO FINANCIAL HIGHLIGHTS

		PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2011	2010 ^^	2009	##,^^
Net asset value, beginning	$16.06 ^	$15.16 ^	$14.33	^
Income from investment operations:
Net investment income	.46	.41	.48
Net realized and unrealized gain (loss)	.03 ^	.98 ^	1.08	^
Total from investment operations	.49	1.39	1.56
Distributions from:
Net investment income	(.46)	(.39)	(.47)
Net realized gain	(.16)	(.10)	(.26)
Total distributions	(.62)	(.49)	(.73)
Total increase (decrease) in net asset value	(.13)	.90	.83
Net asset value, ending	$15.93	$16.06 ^	$15.16	^

Total return*	3.17%^	9.34%^	11.31	%^
Ratios to average net assets:A
Net investment income	2.91%	2.71%	3.36	% (a)
Total expenses	.83%	1.00%	5.39	% (a)
Expenses before offsets	.83%	.92%	.93	% (a)
Net expenses	.83%	.92%	.92	% (a)
Portfolio turnover	203%	78%	69%
Net assets, ending (in thousands)	$26,987	$14,321 ^	$624	^

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 80

CALVERT MONEY MARKET PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
	2011	2010	2009
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	**	**	.011
Distributions from:
Net investment income	***	***	(.011)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.01%	.01%	1.15%
Ratios to average net assets:A
Net investment income	.01%	.01%	1.13%
Total expenses	.84%	.83%	.84%
Expenses before offsets	.30%	.55%	.84%
Net expenses	.30%	.54%	.84%
Net assets, ending (in thousands)	$142,595	$144,575	$169,485

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
		2008	2007
Net asset value, beginning		$1.00	$1.00
Income from investment operations:
Net investment income		.029	.045
Distributions from:
Net investment income		(.029)	(.045)
Net asset value, ending		$1.00	$1.00

Total return*		2.90%	4.64%
Ratios to average net assets:A
Net investment income		2.83%	4.53%
Total expenses		.79%	.82%
Expenses before offsets		.79%	.82%
Net expenses		.78%	.80%
Net assets, ending (in thousands)		$186,311	$187,210

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 81

NOTES TO FINANCIAL HIGHLIGHTS

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

# From February 29, 2008, inception.

## From October 31, 2008 inception.

### From May 28, 2010, inception.

+ From October 31, 2006, inception.

++ From February 1, 2007, inception.

+++ From December 31, 2008 inception.

^ Amount was revised for changes to the value of certain security holdings.

^^ The Financial Highlights for years ended 2008 through 2010, have been restated to reflect an adjustment for an immaterial pricing adjustment.

^^^ The total return was revised from the previously reported amount of 6.63%.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

** Amount was less than .001 per share.

*** Distribution was less than .001 per share.

**** From inception July 29, 2011.

**+ Amount wass less than .01 per share.

CALVERT INCOME FUNDS PROSPECTUS CLASS A,B,C, O AND Y 82

CALVERT FAMILY OF FUNDS[1]

Calvert offers a broad range of more than 40 mutual funds to meet your investment needs. Our funds involve differing levels of risk, based on the fund's objective and strategies, and investment may involve loss of principal. This chart illustrates a selection of mutual funds in our family along a risk/return spectrum; funds with more aggressive objectives and strategies as determined by the Advisor and as stated in the applicable prospectus are listed at the top.

Higher Risk/Reward Potential

Category	Funds
Sector Funds	Calvert Global Alternative Energy Fund ● Calvert Global Water Fund ●
Small to Mid-Cap Equity Funds	Calvert Small Cap Fund ■ Calvert International Opportunities Fund ■ Calvert Capital Accumulation Fund ■
Large-Cap Equity Funds	Calvert International Equity Fund ■ Calvert Social Index Fund ■ Calvert Equity Portfolio ■ Calvert Enhanced Equity Portfolio ■ Calvert Large Cap Value Fund ▲ Calvert Equity Income Fund ▲
Balanced and Asset Allocation Funds	Calvert Aggressive Allocation Fund ■ ● Calvert Moderate Allocation Fund ■ ● Calvert Balanced Portfolio ■ Calvert Conservative Allocation Fund ■ ●
Bond Funds	Calvert High Yield Bond Fund Calvert Long-Term Income Fund Calvert Income Fund Calvert Bond Portfolio ■ Calvert Tax-Free Bond Fund Calvert Short Duration Income Fund Calvert Government Fund Calvert Ultra-Short Income Fund
Money Market Funds	Calvert Money Market Portfolio[2] ■ CTFR Money Market Portfolio[2] Calvert First Government Money Market Fund[2]

Lower Risk/Reward Potential

Calvert SRI Approach: ■ **Signature** ● **Solution** ▲ **SAGE**

SRI is the acronym for Sustainable and Responsible Investing.

1. Note: Does not include variable insurance portfolios.

#10789

To Open an Account:

800-368-2748

Performance and Prices:

www. calvert.com
24 hours, 7 days a week

Service for Existing Accounts:

Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:

800-541-1524

Calvert Office:

4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or Overnight Mail:

Calvert c/o BFDS
330 West 9th Street
Kansas City, MO 64105

PRINCIPAL UNDERWRITER

Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Fund is incorporated into this Prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Investments, Inc.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745

Each Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert’s website at the following Internet address: www.calvert.com

You can review and copy information about a Fund (including its SAI) at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act file:

No. 811-3334 Calvert Social Investment Fund (Calvert Bond Portfolio and Calvert Money Market Portfolio)

No. 811- 3416 The Calvert Fund (Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Long-Term Income Fund, Calvert Ultra-Short Income Fund, Calvert Government Fund and Calvert High Yield Bond Fund)

Printed on recycled paper using soy inks

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Calvert Income Funds Prospectus
January 31, 2012

		Page
FUND SUMMARIES	(This section summarizes Fund fees, investment strategies, risks, past performance, and purchase and sale procedures.)	1

Calvert Income Fund		1
Calvert Short Duration Income Fund		4
Calvert Government Fund		8
Calvert High Yield Bond Fund		11
Calvert Cash Reserves Institutional Prime Fund		15
Calvert Signature Strategies®
Calvert Bond Portfolio		17
ADDITIONAL INFORMATION THAT APPLIES TO ALL FUNDS		21
Tax Information		21
Payments to Broker/Dealers and Other Financial Intermediaries		21
MORE INFORMATION ON FEES AND EXPENSES	(This section provides details on Fund fees and expenses.)	22
MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS	(This section provides details on Fund investment strategies	23
	and risks.)
PORTFOLIO HOLDINGS		27
ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING	(This section describes the sustainable and socially respon-	28
	sible investment criteria for Calvert Bond Portfolio.)
Calvert Signature Strategies®
Investment Selection Process		28
Sustainable and Socially Responsible Investment Criteria		28
Shareholder Advocacy and Corporate Responsibility		29
Special Investment Programs		30
High Social Impact Investments		30
MANAGEMENT OF FUND INVESTMENTS	(This section provides details on Fund investment managers.)	30
About Calvert		30
Portfolio Management		30
Advisory Fees		32
SHAREHOLDER INFORMATION	(This section provides details on how to purchase and sell	32
	Fund shares, how shares are valued, and information on divi-
	dends, distributions and taxes.)
How to Open an Account		33
How Shares are Priced		33
When Your Account will be Credited		34
How to Sell Shares		35
Other Calvert Features/Policies (Exchanges, Market Timing Policy, etc.)		37
Dividends, Capital Gains and Taxes		39

INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption fee (as a % of amount redeemed or	2.00%
exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)1

Management fees	0.50%
Distribution and service (12b-1) fees	None
Other expenses	0.06%
Total annual fund operating expenses	0.56%

1   The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 0.84% for Class I. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

  you invest $1,000,000 in the Fund for the time periods indicated;
  your investment has a 5% return each year;
  the Fund’s operating expenses remain the same; and
  any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$5,724	$17,947	$31,279	$70,146

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 223% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor’s Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government sponsored enterprises (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is non-diversified.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 1

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/ or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 2

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Return

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	8.03%
Worst Quarter (of periods shown)	12/31/08	-7.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns
(as of 12-31-11)	1 year	5 years	10 years
Class I:
Return before taxes	3.30%	3.98%	5.51%
Return after taxes on distributions	1.84%	2.20%	3.43%
Return after taxes on distributions	2.13%	2.35%	3.50%
and sale of Fund shares
Barclays Capital U.S. Credit Index	8.35%	6.80%	6.35%
(reflects no deduction for fees,
expenses or taxes)

Lipper Corporate Debt Funds BBB	7.19%	6.27%	6.20%
Rated Avg.
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Portfolio	Title	Length of Time
Manager Name		Managing Fund
Michael Abramo	Vice President,	Since April 2008
Portfolio Manager

Matthew Duch	Vice President,	Since September 2011
Portfolio Manager

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order. To purchase shares directly from the Fund, open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748).

All initial purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars.

Minimum to Open Fund Account

$1,000,000

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

To Buy Shares
New Accounts (include application)	For wire instructions, call
and Subsequent Investments:	800-327-2109

To Sell Shares
By Telephone	Call 800-368-2745

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 21 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUATIONAL) 3

INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption fee (as a % of amount redeemed or	2.00%
exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)1

Management fees	0.42%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Total annual fund operating expenses	0.49%

1   The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 0.75% for Class I. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$5,011	$15,720	$27,416	$61,599

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 263% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its net assets in investment grade, U.S. dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor’s Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is non-diversified.

Under normal circumstances, the Fund’s average portfolio duration will range from one to three years. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 4

to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/ or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUATIONAL) 5

securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

There were no shareholders in Class I for the period November 7, 2005, through April 21, 2006. Performance results for Class I shares for this period reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

Calendar Year Total Return

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	5.16%
Worst Quarter (of periods shown)	12/31/08	-1.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

			Since
Average Annual Total Returns			Inception
(as of 12-31-11)	1 year	5 years	(2/26/02)

Class I:
Return before taxes	0.95%	4.56%	5.47%

Return after taxes on	-0.37%	2.92%	3.68%
distributions

Return after taxes on distributions	1.04%	2.97%	3.65%
and sale of Fund shares

Barclays Capital 1-5 Year U.S.	3.04%	5.29%	4.90%
Credit Index
(reflects no deduction for fees,
expenses or taxes)

Lipper Short Investment Grade	1.26%	3.03%	*
Debt Funds Avg.
(reflects no deduction for taxes)

*	The Fund is unable to show performance of the Lipper average since the Portfolio's inception date. For comparison purposes to Lipper, performance for the since inception time period beginning 2/28/02 is: Return before taxes 5.45%; Return after taxes on distributions 3.65%; Return after taxes on dis- tributions and sale of Fund shares 3.63%; and the Lipper Short Investment Grade Debt Funds Average for the same time period is 3.08%.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Matthew Duch	Vice President,	Since August 2009
Portfolio Manager

Michael Abramo	Vice President,	Since September
	Portfolio Manager	2011

Mauricio Agudelo	Portfolio Manager	Since January 2011

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order. To purchase shares directly from the Fund, open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748).

All initial purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars.

Minimum to Open Fund Account
$1,000,000

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 6

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

To Buy Shares
New Accounts (include application)	For wire instructions, call
and Subsequent Investments:	800-327-2109

To Sell Shares
By Telephone	Call 800-368-2745

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 21 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 7

INVESTMENT OBJECTIVE

The Fund seeks to maximize income, to the extent consistent with preservation of capital, primarily through investment in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEEs AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption fee (as a % of amount redeemed or	2.00%
exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.50%
Distribution and service (12b-1) fees	None
Other expenses	0.56%
Total annual fund operating expenses	1.06%
Less fee waiver and/or expense reimbursement [1]	(0.33%)
Net expenses	0.73%

1   The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 0.73% for Class I. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated,
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$7,456	$30,441	$55,272	$126,435

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 668% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities (“U.S. Government Securities”), futures contracts related to U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Fund uses an active strategy, seeking relative value to earn incremental income. The investment advisor allocates the Fund’s assets among different market sectors (e.g., U.S. Treasury or U.S. government agency) and different maturities based on its view of the relative value of each sector or maturity. There is no limit on the Fund’s average maturity.

The Fund also may invest in corporate debt securities, trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund is non-diversified.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 8

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of a nationally recognized statistical rating organization.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average. Performance results for Class I shares prior to April 30, 2011 (the Class I shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 9

Calendar Year Total Return

	Quarter Ended	Total Return
Best Quarter (of periods shown)	9/30/09	4.42%
Worst Quarter (of periods shown)	6/30/09	-0.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual
Total Returns		Since Inception
(as of 12-31-11)	1 year	(12/31/08)
Class I:
Return before taxes	6.99%	7.65%
Return after taxes on	5.77%	6.53%
distributions
Return after taxes on	4.68%	5.94%
distributions and sale of
Portfolio shares
Barclays Capital U.S.	9.02%	4.01%
Government Index
(reflects no deduction for
fees, expenses or taxes)
Lipper General U.S. Government	8.44%	5.52%
Funds Avg.
(reflects no deduction for
taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Matthew Duch	Vice President, Portfolio	Since September 2011
Manager

Michael Abramo	Vice President, Portfolio	Since September 2011
Manager

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order. To purchase shares directly from the Fund, open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748).

All initial purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars.

Minimum to Open Fund Account

$1,000,000

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

To Buy Shares
New Accounts (include application)	For wire instructions, call
and Subsequent Investments:	800-327-2109

To Sell Shares
By Telephone	Call 800-368-2745

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 21 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUATIONAL) 10

INVESTMENT OBJECTIVE

The Fund seeks high current income and capital appreciation, secondarily. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption fee (as a % of amount redeemed or	2.00%
exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.22%
Total annual fund operating expenses	0.97%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9,895	$30,899	$53,629	$118,971

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 286% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in high yield, high risk bonds, with intermediate maturities. For its investments, the Fund seeks to identify high yield bonds of companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in high yield, high risk bonds, also known as “junk” bonds. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Fund is non-diversified.

The Advisor will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. The Fund will buy and sell securities based on its overall objective of achieving the highest possible total return.

The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

When a corporation issues a bond, it generally submits the security to one or more nationally recognized statistical rating organizations ("NRSROs"), such as Moody’s Investors Service ("Moody's") or Standard & Poor’s Ratings Services ("Standard & Poor’s"). These services evaluate the creditworthiness of the issuer and assign a rating, based on their evaluation of the issuer’s ability to repay the bond. Bonds with ratings below Baa (Moody’s) or BBB (Standard & Poor’s) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Advisor determines the comparable rating quality of bonds that are not rated.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 11

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/ or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUATIONAL) 12

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class I shares of Calvert High Yield Bond Fund, a series of Summit Mutual Funds, Inc. (“SMF Calvert High Yield Bond Fund”), were reorganized into the Class I shares of an identical and newly created series of The Calvert Fund, Calvert High Yield Bond Fund, which commenced operations on September 18, 2009. The performance results prior to September 18, 2009, for Class I shares reflect the performance of SMF Calvert High Yield Bond Fund.

Calendar Year Total Return

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	11.06%
Worst Quarter (of periods shown)	12/31/08	-14.15%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns
(as of 12-31-11)	1 year	5 years	10 years

Class I:
Return before taxes	5.94%	6.18%	7.16%

Return after taxes on distributions	3.35%	3.57%	4.42%

Return after taxes on distributions	3.81%	3.67%	4.44%
and sale of Fund shares

BofA Merrill Lynch High Yield	4.38%	7.34%	8.59%
Master II Index
(reflects no deduction for fees,
expenses or taxes)

Lipper High Current Yields Funds	2.81%	5.10%	6.99%
Average
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Portfolio	Title	Length of Time
Manager Name		Managing Fund

Matthew Duch	Vice President,	Since March 2010
Portfolio Manager

Michael Abramo	Vice President,	Since September 2011
Portfolio Manager

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order. To purchase shares directly from the Fund, open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748).

All initial purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars.

Minimum to Open Fund Account

$1,000,000

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 13

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

To Buy Shares
New Accounts (include application)	For wire instructions, call
and Subsequent Investments:	800-327-2109

To Sell Shares
By Telephone	Call 800-368-2745

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 21 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUATIONAL) 14

INVESTMENT OBJECTIVE

The Fund seeks to obtain the highest level of current income, consistent with safety, preservation of capital and liquidity that is available through investments in specified money market instruments. The Fund seeks to maintain a constant net asset value of $1.00 per share. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum front-end sales charge (load) on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)1

Management fees	0.30%
Distribution and service (12b-1) fees	None
Other expenses	0.10%
Total annual fund operating expenses	0.40%

1   The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2013. Direct net operating expenses will not exceed 0.40% for Class I. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1	Year	3 Years	5 Years	10 Years
$4,092		$12,849	$22,431	$50,518

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund’s assets are invested primarily in top-tier securities, such as:

• high-quality, short-term investments, including obligations of the U.S. Government and agency or instrumentality securities;
• high-quality, U.S. dollar-denominated international money market investments;
• certificates of deposit of major banks;
• commercial paper;
• eligible high-grade, short-term corporate obligations and participation interests in such obligations;
• repurchase agreements;
• bankers acceptances;
• floating rate notes;
• variable-rate demand notes; and
• taxable municipal securities.

The Fund invests in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the Fund because it invests primarily in securities that are considered to be of high quality. The Fund

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 15

also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. The individual investments of the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s shares has varied from year to year. The table compares the Fund’s performance over time with that of an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Return

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/07	1.28%
Worst Quarter (of periods shown)	12/31/11	0.00%

Average Annual Total Returns
(as of 12-31-11)	1 year	5 years	10 years
CCR Institutional Prime Fund	0.01%	1.77%	2.09%
(reflects no deduction for fees, expenses
or taxes)
Lipper Institutional Money Market Funds	0.04%	1.57%	1.88%
Avg.
(reflects no deduction for taxes)

For current yield information, call 800-317-2274, or visit Calvert’s website at www.calvert.com/institutional.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order. The Fund is valued according to the “amortized cost” method, which is intended to stabilize the NAV at $1 per share.

Purchases:

Complete and sign an application for each new account. For more information, please contact the Calvert Institutional Marketing Group at 800-317-2274.

Minimum to Open Fund Account: $1,000,000. The $1 million initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders.

Investments may be made by wire or by exchange from another Calvert account: ABA#011000028 FBO: Calvert Cash Reserves Fund 707 Wire Account #9903-765-7 [Insert your name and account number here] State Street Bank & Trust Company Boston, Massachusetts

Redemptions:
By Telephone – call 800-368-2745

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 21 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUATIONAL) 16

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption fee (as a % of amount redeemed or	2.00%
exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)

Management fees	0.45%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Total annual fund operating expenses	0.52%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year; and
• the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$5,316	$16,675	$29,073	$65,269

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 203% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. At least 65% of the Fund’s net assets will be invested in investment grade debt securities rated A or above. A debt security is investment grade when assigned a credit quality rating of BBB or higher by Standard & Poor’s Ratings Services ("Standard & Poor's") or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. Government or its agencies, and U.S. government-sponsored enterprises (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is non-diversified.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 17

attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. The Fund may invest more of its assets in a smaller number of issuers than a diversified fund. Gains or losses on a single bond may have greater impact on the Fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/ or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.

Asset-Backed Security Risk. The value of investments in asset-backed securities is subject to interest rate risk and credit risk. Asset-backed securities are also subject to prepayment risk and extension risk.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUATIONAL) 18

markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Return

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	5.73%
Worst Quarter (of periods shown)	12/31/08	-3.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns
(as of 12-31-11)	1 year	5 years	10 years
CLAss I:
Return before taxes	6.23%	5.33%	5.87%
Return after taxes on distributions	4.59%	3.50%	3.89%
Return after taxes on	4.03%	3.50%	3.88%
distributions and sale of Fund
shares
Barclays Capital U.S. Credit Index	8.35%	6.80%	6.35%
(reflects no deduction for fees,
expenses or taxes)
Lipper Corporate Debt Funds A Rated	6.87%	5.88%	5.40%
Average
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Portfolio	Title	Length of Time
Manager Name		Managing Fund
Matthew Duch	Vice President, Portfolio Manager	Since January 2011

Michael Abramo	Vice President, Portfolio Manager	Since January 2011

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order. To purchase shares directly from the Fund, open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748).

All initial purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars.

Minimum to Open Fund Account

$1,000,000

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 19

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

To Buy Shares
New Accounts (include application)	For wire instructions, call
800-327-2109
To Sell Shares
By Telephone	Call 800-368-2745

For important information on taxes and financial intermediary compensation, please turn to “Additional Information That Applies to All Funds” on page 21 of this Prospectus.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUATIONAL) 20

ADDITIONAL INFORMATION THAT APPLIES TO

ALL FUNDS

TAX INFORMATION

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by a Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 21

MORE INFORMATION ON FEES AND EXPENSES

REDEMPTION FEE

The redemption fee applies to redemptions, including exchanges, within seven (7) days of purchase. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class I shares and is accounted for as an addition to paid-in capital. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. Accounts of foundations, endowments, state and local governments, and those that use certain types of consultants are excluded from the Class I redemption fee. See “How to Sell Shares/Redemption Fee” in this Prospectus for situations where the fee may be waived.

MANAGEMENT FEES

Management fees include the advisory fee paid by the Fund to the Advisor and the administrative fee paid by the Fund to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor. With respect to the amount of each Fund’s advisory fee, see “Advisory Fees” in this Prospectus.

The administrative fees (as a percentage of the Fund's net assets) for each Fund are as follows.

Fund	Administrative Fee
Calvert Income Fund	0.10%
Calvert Short Duration Income Fund	0.10%
Calvert Government Fund	0.10%
Calvert High Yield Bond Fund	0.10%
CCR Institutional Prime Fund	0.05%
Calvert Bond Portfolio	0.10%

OTHER EXPENSES

“Other expenses” are based on expenses for the Fund’s most recent fiscal year. “Other expenses” include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the Example in the respective Fund Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. No Fund expects to incur a material amount of interest expense in the fiscal year. If a Fund were to incur expenses from selling futures short, the costs would be reflected in the net expense ratio. Each Fund, however, does not expect to incur a material amount of expense for this activity.

For Calvert High Yield Bond Fund, Calvert has agreed to contractually limit direct net annual fund operating expenses to 1.40% for Class I through January 31, 2013. Only the Board of Trustees of the Fund may terminate the Fund’s expense cap before the contractual period expires.

Each Fund has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Fund’s uninvested cash balances. These credits are used to reduce the Fund’s expenses. Under those circumstances where the Advisor has provided to the Fund a contractual expense limitation, and to the extent any expense offset credits are earned, the Advisor may benefit from the expense offset arrangement and the Advisor’s obligation under the contractual limitation may be reduced by the credits earned. Expense offset credits, if applicable, are included in the line item “Less fee waiver and/or expense reimbursement” in the fee table in the respective Fund Summary. The amount of this credit received by the Fund, if any, during the most recent fiscal year is reflected in the “Financial Highlights” in this Prospectus as the difference between the line items “Expenses Before Offsets” and “Net Expenses”. See “Investment Advisor” in the respective Fund’s SAI for more information.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 22

EXAMPLE

The example in the fee table for each Fund also assumes that you reinvest all dividends and distributions.

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

Principal Investment Strategies for Calvert Income Fund, Calvert Short Duration Income Fund and Calvert Bond Portfolio

With a change in rating of a debt security, the Advisor will review the security’s fundamentals with the credit research team and determine its position on the security, given its fundamental outlook for the security and the price at which the security then trades. This is consistent with the Advisor’s relative value approach to investing in all securities. A downgrade/upgrade in a security’s credit quality rating is not an automatic signal to sell/buy that security.

The Funds' investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. Each Fund will invest in instruments with principal payments that are both fixed and variable.

The sell discipline is one that seeks to maximize relative value by liquidating securities that have outperformed comparable investments, swapping them for cheaper securities with more upside potential and by reducing portfolio risk by selling securities that, in the Advisor's opinion, have weakened, when considering credit risks and the overall economic outlook.

Principal Investment Strategies for Calvert High Yield Bond Fund

The Advisor will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. Among the factors that are important in the Advisor’s securities selection are credit fundamentals and technical trading factors. The Advisor researches the bonds it purchases to make its own determination of the issuer’s creditworthiness and underlying strength. By using this strategy, the Advisor seeks to outperform the high yield bond market as a whole by choosing individual securities that may be overlooked by other investors, or bonds that are likely to improve in credit quality.

The Advisor makes a decision to sell a portfolio security held by the Fund when (1) the security has appreciated in value due to market conditions and the issuing company’s financial condition; (2) the issuing company’s financial position indicates the company will not perform well and the price of the security could fall; or (3) the Advisor identifies another security that is potentially more valuable for current income or capital appreciation compared to securities held by the Fund.

Further Description of Investment Strategies and Techniques

A concise description of each Fund’s principal investment strategies and principal risks is under the earlier Fund Summary for the respective Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Funds, along with their associated risks. Each Fund has additional non-principal investment policies and restrictions, which are discussed under “Non-Principal Information on Investment Policies and Risks” in the respective Fund’s SAI.

For certain investment strategies listed, the table below shows a Fund’s limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund’s Annual/Semi-Annual Reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and definitions of the principal types of risks involved. Explanatory information about certain investment strategies of specific Funds is also provided below.)

Key to Table
J	Fund currently uses as a principal investment strategy
q	Permitted, but not a principal investment strategy
xN	Allowed up to x% of Fund’s net assets
xT	Allowed up to x% of Fund’s total assets
NA	Not applicable to this Fund

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 23

	Calvert Bond Portfolio	CCR Institutional Prime Fund		Calvert High Yield Bond Fund	Calvert Government Fund	Calvert Short Duration Income Fund	Calvert Income Fund
Investment Techniques
Active Trading Strategy/Turnover	J	NA		J	J	J	J
Temporary Defensive Positions	q	NA		q	q	q	q
Hedging Strategies	J	NA		J	J	J	J
Conventional Securities
Foreign securities	25N	NA		20N1	q	25N	25N
Investment grade bonds	J	NA		q	J	J	J
Below-investment grade,	35N7	NA		J	q	35N	35N
high-yield bonds
Unrated debt securities	J	J5		J	J	J	J
Illiquid securities	15N	5	N	15N	15N	15N	15N
Unleveraged Derivative Securities
Asset-backed securities	J	J5		10N	J	J	J
Mortgage-backed securities	J	q5		10N	J	J	J
Currency contracts	q	NA		q	q	q	q
Leveraged Derivative Instruments
Options on securities and indices	5T6	NA		5T2,3	q	q	q
Futures contract	5N4	NA		5T3,4	q	5N4	5N4

1 Calvert High Yield Bond Fund may invest without limitation in securities (payable in U.S. Dollars) of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated fixed income securities principally traded in financial markets outside of the United States.

2 The Fund may engage in certain limited options strategies as hedging techniques as it relates to options on futures contracts. These options strategies are limited to selling/writing call option contracts on futures contracts on such securities held by the Fund (covered calls). The Fund may purchase call option contracts to close out a position acquired through the sale of a call option. The Fund will only write options that are traded on a domestic exchange or board of trade. The Fund may purchase call option contracts to close out a position acquired through the sale of a call option. The Fund will only write options that are traded on a domestic exchange or board of trade.

The Fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the Fund’s total assets. Further, the Fund will not write put or call options or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the Fund’s total assets.

3 The Fund will invest in derivatives solely to meet shareholder redemptions or to gain exposure to the market, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Fund may invest up to 20% of its assets in such futures and/or options contracts.

4 Based on initial margin required to establish position.

5 Must be money market fund eligible under SEC Rule 2a-7.

6 Based on net premium payments.

7 Excludes any High Social Impact Investments.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 24

Description of Investment Strategies and Associated Risks

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Fund to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees. Because this strategy may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable at the ordinary income tax rate, it may increase an investor’s tax liability.

Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective.

Risks: Opportunity
Hedging Strategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration.	Risks: Correlation and Opportunity

Conventional Securities and Associated Risks

Foreign securities. Securities issued by entities whose principal place of business is located outside the U.S. This includes debt instruments denominated in other currencies such as Eurobonds.	Risks: Market, Currency, Transaction, Liquidity, Information and Political
Investment grade bonds. Bonds rated BBB/Baa or higher by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.	Risks: Interest Rate, Market and Credit

Below-investment grade, high-yield bonds. Bonds rated below BBB/Baa or unrated bonds determined by the Fund’s Advisor to be of comparable quality are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.

Risks: Credit, Market, Interest Rate, Liquidity and Information
Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor has determined the credit quality based on its own research.	Risks: Credit, Market, Interest Rate, Liquidity and Information
Illiquid securities. Securities which cannot be readily sold because there is no active market. High Social Impact Investments are illiquid.	Risks: Liquidity, Market and Transaction

Unleveraged Derivative Securities and Associated Risks

Asset-backed securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.

Risks: Credit, Interest Rate and Liquidity
Mortgage-backed securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations (“CMOs”).	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate
Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

Leveraged Derivative Instruments and Associated Risks

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. In the case of writing options, a Fund will write call options only if it already owns the security (if it is “covered”).	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity
Futures contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 25

Glossary of Certain Investment Risks

Correlation risk

The risk that when a Fund “hedges,” two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk	The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Extension risk

The risk that slower than anticipated prepayments (usually in response to higher interest rates) will extend the life of a mortgage- backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk Interest rate risk

The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/ “stripped” coupon securities are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk	The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an invest- ment’s value.

Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advan- tageous investments or strategies.

Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, govern- ment instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that faster than anticipated prepayments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. A Fund must also reinvest those assets at the current market rate, which may be lower.

Transaction risk	The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Explanation of Investment Strategies Used by Certain Funds

All Funds

Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation “FHLMC”) are government-sponsored enterprises (“GSEs”) that issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. In 2008, the FNMA and FHLMC were placed into conservatorship and are currently operated by the Federal Housing Finance Agency.

All Funds

Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 26

All Funds except CCR Institutional Prime Fund

Leveraged Loans. Leveraged loans are business loans made to borrowers that typically have interest rates that periodically adjust to a generally recognized base rate, such as the London Interbank Offered Rate (LIBOR) or the prime rate as set by the Federal Reserve. Such loans typically are secured by specific collateral of the borrower and hold the most senior position in the borrower’s capital structure or share the senior position with the borrower’s other senior debt securities. Leveraged loans, generally made by banks and other lending institutions, are made to corporations, partnerships or other entities. These loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. Leveraged loans typically are of below-investment-grade quality and, compared to investment grade loans, usually pay higher yields, and have higher volatility and higher risk of default on payments of interest or principal. The Funds may invest in leveraged loans by assignment from a lender, or it may invest indirectly through loan participation agreements.

All Funds except CCR Institutional Prime Fund

ADRs. American Depositary Receipts (“ADRs”) are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company’s home country. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The Funds may invest in either sponsored or unsponsored ADRs.

All Funds except CCR Institutional Prime Fund

CMO and ABS. The Funds may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and structured asset-backed securities (“ABS”). The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or structured ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or structured ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or structured ABS classes with a higher priority of payment.

All Funds except CCR Institutional Prime Fund

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Calvert Government Fund

U.S. Government Securities. U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. U.S. Government Securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. government-related guarantors, including the FNMA and the FHLMC, are sponsored or chartered by Congress, but their securities are neither issued nor guaranteed by the U.S. Treasury. U.S. Government Securities include mortgage and other asset-backed securities.

CCR Institutional Prime Fund

Variable Rate Demand Instruments. Variable rate demand instruments are taxable or tax-exempt securities that require the issuer or a third party, such as a dealer or bank (the “Demand Provider”), to repurchase the security for its face value plus any accrued interest upon demand. The securities also pay interest at a variable rate, which typically resets on a daily, weekly, or monthly basis. The combination of the demand and rate reset features cause the securities to trade at their face value. Some variable rate demand instruments can have “conditional” liquidity, so that the occurrence of certain conditions discharges the Demand Provider’s obligation to repurchase the security. Other variable rate demand instruments can have “unconditional” liquidity, so that there are no conditions under which the Demand Provider’s obligation to repurchase the security can terminate without a mandatory tender. The Fund treats variable rate demand instruments as short-term securi- ties even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded. Certain variable rate demand instruments in which the Fund may invest – e.g., “synthetic” variable rate demand instruments -- have certain fea- tures, such as call features, that make it possible that the Fund will realize capital gains.

PORTFOLIO HOLDINGS

Each Fund’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC.

In addition, the Calvert Money Market Funds disclose month-end portfolio holdings information on calvert.com within five business days after the end of each month and file more detailed month-end portfolio holdings information with the SEC on Form N-MFP within five business days after the end of each month. The information contained in the Form N-MFP will be made available to the public on the SEC’s website 60 days after the end of the month to which the information pertains.

A description of each Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available under “Portfolio Holdings Disclosure” in the respective Fund’s SAI.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 27

ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING

Calvert Signature Strategies®
(Calvert Bond Portfolio only)

Investment Selection Process

In seeking to achieve the Fund’s investment objective, investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Only companies that meet all of the Fund’s environment, social, and governance (“ESG”) criteria are eligible for investment. To the greatest extent possible, the Fund seeks to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for the Fund must be consistent with the Fund’s current investment criteria, including financial, sustainability and responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed income securities for Calvert’s sustainable and socially responsible funds may be made prior to the application of the sustainability and social responsibility analysis, due to the nature of the fixed income market. Unlike equities, fixed income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed income security is evaluated according to the Fund’s sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund’s sustainable and socially responsible investment criteria, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets the Fund’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Although the Fund’s sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert believes there are sufficient investment opportunities to permit full investment among issuers which satisfy the Fund’s investment objective and its sustainable and socially responsible investment criteria.

Calvert Bond Portfolio may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s applicable benchmark. The ETFs in which the Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by the Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund’s sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Sustainable and Socially Responsible Investment Criteria

The Fund seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.

The Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert, drawing on the Fund’s longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Trustees without shareholder approval.

Calvert Bond Portfolio

The Fund seeks to invest in companies that:

• Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.

• Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization (“ILO”) core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 28

employee health and safety policies, safety management systems and training, and positive safety performance records.

• Observe appropriate international human rights standards in operations in all countries. • Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods. • Produce or market products and services that are safe and enhance the health or quality of life of consumers. • Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

• Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Fund seeks to avoid investing in companies that:

• Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

• Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

• Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

• Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples. • Demonstrate poor corporate governance or engage in harmful or unethical business practices. • Manufacture tobacco products. • Are significantly involved in the manufacture of alcoholic beverages. • Have direct involvement in gambling operations. • Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

• Manufacture or sell firearms and/or ammunition. • Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals. • Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

With respect to U.S. government securities, Calvert Bond Portfolio invests in debt obligations issued by the U.S. government (i.e., Treasury securities) or guaranteed by agencies or instrumentalities of the U.S. government whose purposes further, or are compatible with, the Fund's sustainable and socially responsible investment criteria.

Shareholder Advocacy and Corporate Responsibility

As the Fund’s Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert’s activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its sustainability research process. After the Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management’s successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Fund.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 29

Shareholder resolutions

Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert’s efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company’s first-ever disclosure of its equal employment policies, programs and workforce demographics.

SPECIAL INVESTMENT PROGRAMS
(Calvert Signature Strategies®)

As part of Calvert’s and Fund shareholders’ ongoing commitment to providing and fostering innovative initiatives, Calvert Bond Portfolio may invest a small percentage of its assets through a special investment program that is a non-principal investment strategy pioneered by Calvert – High Social Impact Investments.

High Social Impact Investments

High Social Impact Investments is a program that targets up to 1% of the Fund’s assets. High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Fund’s sustainable and socially responsible investment criteria.

These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Fund believes that these investments have a significant sustainability and social responsibility return through their impact in our local communities.

The Fund’s High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund’s Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund’s Board and under the ultimate supervision of the Board. See “How Shares Are Priced” in this Prospectus. The Fund’s High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order issued by the SEC, the Fund may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Fund and Calvert Investments, Inc., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.

MANAGEMENT OF FUND INVESTMENTS

ABOUT CALVERT

Calvert Investment Management, Inc. ("Calvert" or the "Advisor"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Funds. Calvert provides the Funds with investment supervision and management and office space, furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of December 31, 2011, Calvert was the investment advisor for 43 mutual fund portfolios and had over $12 billion in assets under management.

PORTFOLIO MANAGEMENT

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Advisor of each Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a “Portfolio Manager”). The respective Fund’s SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in the Fund.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 30

Calvert Income Fund
Calvert Investment Management, Inc.

See “About Calvert” above.

Micahel Abramo and Matthew Duch are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in April 2008.	Lead Portfolio Manager

Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and bacame a Portfolio manager for this Fund in September 2011.	Co-Portfolio Manager

Calvert Short Duration Income Fund
Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch, Michael Abramo and Mauricio Agudelo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team

Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in August 2009.	Lead Portfolio Manager

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in September 2011.	Co-Portfolio Manager

Mauricio Agudelo	Mr. Agudelo has been a member of the Calvert Taxable Fixed Income Team since 2004 and became a Portfolio Manager for this Fund in January 2011.	Co-Portfolio Manager

Calvert Government Fund
Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch and Michael Abramo are jointly and primarily responsible for the day-to-day management of the Funds.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team

Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in September 2011.	Lead Portfolio Manager

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in September 2011.	Co-Portfolio Manager

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 31

Calvert High Yield Bond Fund
Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch and Michael Abramo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team

Matthew Duch	Mr. Duch has been a Portfolio Manager on the Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in March 2010.	Lead Portfolio Manager

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in September 2011.	Co-Portfolio Manager

Calvert Bond Portfolio

Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch and Michael Abramo are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in January 2011.	Lead Portfolio Manager

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in January 2011.	Co-Portfolio Manager

ADVISORY FEES

The table below shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund’s average daily net assets. The advisory fee does not include administrative fees.

Fund	Advisory Fee
Calvert Income Fund	0.40%
Calvert Short Duration Income Fund	0.32%
Calvert Government Fund	0.40%
Calvert High Yield Bond Fund	0.65%
CCR Institutional Prime Fund	0.25%
Calvert Bond Portfolio	0.35%

A discussion regarding the basis for the approval by the Funds’ Board of Trustees of the investment advisory agreement and any applicable subadvisory agreement with respect to each Fund is available in the most recent Semi-Annual Report of the respective Fund covering the fiscal period that ends on March 31 each year.

SHAREHOLDER INFORMATION

For more information on buying and selling shares, please contact your financial professional or Calvert’s client services department at 800-368-2748.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 32

HOW TO OPEN AN ACCOUNT

Complete and sign an application for each new account. Be sure to specify Class I. After your account is open, you may buy shares and wire funds by telephone. All subsequent purchases must be made by an electronic funds transfer or through the National Securities Clearing Corporation (“NSCC”), in U.S. dollars. Each electronic funds transfer is limited to $300,000. Calvert Investment Distributors, Inc. (“CID”) is the Funds’ distributor. For more information and wire instructions, call Calvert at 800-327-2109.

Calvert Short Duration Income Fund

In addition to all 50 states and the District of Columbia, Calvert Short Duration Income Fund is available for sale to residents or citizens of Japan.

CCR Institutional Prime Fund

Complete and sign an application for each new account. For more information, please contact the Calvert Institutional Marketing Group at 800-317-2274.

Minimum to Open Fund Account: $1,000,000

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Examples include the following:

   the investment would permit a previously closed Class I in the Fund to reopen, at no additional expense to other Fund Classes;
   the investor has agreed to make additional Class I investments within a reasonable amount of time;
   discretionary wrap programs;
   omnibus accounts purchasing for a fund of funds; and
   certain omnibus accounts and employer sponsored retirement or employee benefit plan accounts.

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange (“NYSE”) is open and the Fund is open but electronic funds transfers (i.e., bank wires and ACH funds transfers) cannot be received because the banks are closed.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, each Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Through your Broker/Dealer

Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. ET) on the NYSE to receive that day’s NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Arrangements with Broker/Dealers

CID, the Funds’ distributor, may pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of a Fund and/or shares of other Funds underwritten by CID. CID may make expense reimbursements for special training of a broker/ dealer’s registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CID, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale and distribution of the securities or for services to a Fund.

These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates.

HOW SHARES ARE PRICED

The price of shares is based on each Fund’s NAV. The NAV is computed by adding the value of a Fund’s securities holdings plus other assets,

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 33

subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund’s shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations, except that all securities held by CCR Institutional Prime Fund are valued according to the “amortized cost” method, which is intended to stabilize the NAV at $1 per share. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, which approximates fair value.

Under the oversight of the Board of Trustees and pursuant to a Fund’s valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security.

Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to a Fund’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors may change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.

CCR Institutional Prime Fund

Your purchase will be credited at the NAV calculated after your request is received and accepted. A telephone order placed to Calvert Institutional Marketing Group by 3 p.m. ET will receive the dividend on fund shares declared that day if federal funds are received by the custodian by 5 p.m. ET. Telephone orders placed after 3 p.m. will begin earning dividends on Fund shares the next business day. If no telephone order is placed, investments begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. All of your purchases must be made by bank wire. No cash or checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order.

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in “good order.” This means that your request must include: • The Fund name and account number.

• The amount of the transaction (in dollars or shares).

• Signatures of all owners exactly as registered on the account (for mail requests).

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 34

• Signature guarantees (if required).*

• Any supporting legal documentation that may be required.

• Any outstanding certificates representing shares to be redeemed.

*   For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day’s closing NAV; otherwise you will receive the next business day’s NAV.

Purchase and Redemption of Shares through a Financial Intermediary

Each Fund (except CCR Institutional Prime Fund) has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund’s behalf. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer’s authorized designee, receives the order in good order. The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/dealer or the broker/dealer’s authorized designee.

HOW TO SELL SHARES

You may redeem all or a portion of the shares from your account by telephone or mail on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by electronic funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

For CCR Institutional Prime Fund your shares will be redeemed at the next NAV calculated after your redemption request is received by the Calvert Institutional Marketing Group. You will receive dividends through the date the request is received and processed. A telephone order for a redemption must be received by the Calvert Institutional Marketing Group by 3 p.m. ET in order for proceeds to be sent to you on the same business day. If making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment.

A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.

Each Fund reserves the right to suspend or postpone redemptions during any period when:

(a)	trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings;
(b)	the SEC has granted an order to the Fund permitting such suspension; or
(c)	an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be made by electronic funds transfer because banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone - call 800-368-2745

You may redeem shares from your account by telephone and have your money sent by electronic funds transfer to a bank you have previously authorized. All redemptions must be made by an electronic funds transfer or through NSCC in U.S. dollars. Each electronic funds transfer is limited to $300,000.

For CCR Institutional Prime Fund you may redeem shares from you account by telephone and have your money sent by electronic funds transfer to a bank you have previously authorized. To better enable Calvert to keep the Fund fully invested, we request that you notify the Calvert Institutional Marketing Group at least 24 hours in advance for any redemption over $10 million per day. A charge of $5 may be imposed on wire transfers of less than $50,000.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 35

To add instructions to permit electronic funds transfers to be sent to an account not previously authorized you must send those instructions in a letter that is signature guaranteed.

Written Requests

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544.

Your letter should include your account number, name of the Fund and Class, the number of shares or the dollar amount you are redeeming, and how you want the money sent to an authorized account. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to an account other than the account of record, your letter must be signature guaranteed.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Redemption Fee

In its effort to detect and prevent market timing, each Fund (except CCR Institutional Prime Fund) charges a 2% redemption fee on redemptions, including exchanges, within 7 days of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under “Other Calvert Features/Policies -- Market Timing Policy” below. In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

For those shares to which the Fund’s redemption fee policy is applicable, the redemption fee will only be waived in the following circumstances: • Accounts of foundations, endowments, state and local governments, and those that use consultants.

• Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. “Disability” means a total disability as evidenced by a determination by the U.S. Social Security Administration.

• Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder’s Calvert retirement accounts.

• The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Code.

• Involuntary redemptions of accounts under procedures set forth by a Fund’s Board of Trustees.

• Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.

• Redemption of shares purchased with reinvested dividends or capital gain distributions. • Shares transferred from one retirement plan to another in the same Fund.

• Shares redeemed as part of a retirement plan termination or restructuring.

• Redemption of shares of a Fund held as a default investment option in a retirement plan.

• Exchange or redemption transactions by an account that a Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that does not have the systematic capability of assessing the redemption fee at the individual or participant account level. For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund’s Transfer Agent.

In order to determine your eligibility for a redemption fee waiver, it may be necessary to notify your broker/dealer or the Fund of the qualifying circumstances and to provide any applicable supporting documentation.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts. There are no assurances that intermediaries will properly assess the fee.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 36

OTHER CALVERT FEATURES / POLICIES

Website

For 24-hour performance and pricing information, visit www.calvert.com; for CCR Institutional Prime Fund only, call 800-368-2745.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of logging on to www.calvert.com.

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, the Funds require a signature guarantee to verify your signature. You may obtain a signature guarantee from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Telephone Transactions

You may purchase, redeem, or exchange shares, or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that include common stock funds, tax-exempt and corporate bond funds, and money market funds; call your broker/dealer or Calvert representative for more information. We make it easy for you to purchase shares in other Calvert Funds if your investment goals change.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). You may then give exchange instructions by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert Fund, and the exchange must satisfy the minimum investment amount for that Calvert Fund.

Exchange requests will not be accepted on any day when Calvert is open but the Fund’s custodian bank is closed (i.e., Columbus Day and Veterans Day); these exchange requests will be processed the next day the Fund’s custodian bank is open.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading (“market timing”) vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, each Fund’s Board of Trustees has adopted policies and procedures in an effort to detect and prevent market timing in the Fund, which may require you to pay a redemption fee, as described under “How to Sell Shares -Redemption Fee” in this Prospectus. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor to implement a Fund’s investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 37

Shareholders may hold the shares of any Fund through a service provider, such as a broker/dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund’s Board of Trustees. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. As a result, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund’s Board of Trustees. The Board of Trustees of each Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of any Fund through an omnibus account if the service provider’s policies, in Fund management’s judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund’s Board of Trustees. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

As stated under “How to Sell Shares” in this Prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account:

(i)	does not have the systematic capability of assessing the redemption fee at the individual or participant account level, or
(ii)	as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee.

If a significant percentage of a Fund’s shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.

This Market Timing Policy does not apply to CCR Institutional Prime Fund.

Each Fund and CID reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CID also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice) or withdraw all or any part of the offering made by this Prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund Prospectuses and Annual and Semi-Annual Reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts held directly with Calvert that have the same social security number will receive one mailing per household of information such as Prospectuses and Semi-Annual and Annual Reports. Call Calvert client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above. Multiple accounts held through a broker/dealer (or other financial intermediary) that share the same household address may receive one mailing.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance

Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund.

If the balance in your account falls below the minimum, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed or (for all Funds except CCR Institutional Prime Fund) moved to Class A (at NAV) if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 38

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund pays dividends from its net investment income on a monthly basis (for CCR Institutional Prime Fund, dividends are accrued daily and paid monthly). Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid to you by wire or electronic funds transfer to a predesignated bank account. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the ex-dividend date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date (“buying a dividend”), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

For Non-Money Market Funds

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. Government securities. Such dividends may be exempt from certain state income taxes.

Cost Basis Reporting

Effective January 1, 2012, mutual funds must report cost basis information to you and the Internal Revenue Service (“IRS”) when you sell or exchange shares acquired on or after January 1, 2012 in your non-retirement accounts. The new cost basis regulations do not affect retirement accounts, money market funds, and shares acquired before January 1, 2012. A Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election by a shareholder, the Fund will use the average cost method with respect to that shareholder. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number (“TIN”) and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 39

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds’ financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund’s operations). Each Fund's fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund’s financial statements, which were audited by KPMG LLP; for Calvert High Yield Bond Fund, the years prior to 2009 were audited by other auditors. Their report, along with a Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 40

CALVERT INCOME FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,	September 30,	September 30,
CLASS I SHARES	2011	2010	2009
Net asset value, beginning	$16.14	$15.40	$15.20
Income from investment operations:
Net investment income	.63	.63	.72
Net realized and unrealized gain (loss)	(.34)	.73	.24
Total from investment operations	.29	1.36	.96
Distributions from:
Net investment income	(.64)	(.62)	(.71)
Net realized gain	—	—	(.05)
Total distributions	(.64)	(.62)	(.76)
Total increase (decrease) in net asset value	(.35)	.74	.20
Net asset value, ending	$15.79	$16.14	$15.40
Total return*	1.78%	9.05%	6.94%
Ratios to average net assets: A
Net investment income	3.90%	4.01%	5.14%
Total expenses	.56%	.55%	.55%
Expenses before offsets	.56%	.55%	.55%
Net expenses	.56%	.55%	.55%
Portfolio turnover	223%	259%	793%
Net assets, ending (in thousands)	$157,548	$261,542	$307,978

		YEARS ENDED
		September 30,	September 30,
CLASS I SHARES		2008 (z)	2007 (z)
Net asset value, beginning		$16.72	$16.70
Income from investment operations:
Net investment income		.89	.87
Net realized and unrealized gain (loss)		(1.24)	.01
Total from investment operations		(.35)	.88
Distributions from:
Net investment income		(.89)	(.86)
Net realized gain		(.28)	—
Total distributions		(1.17)	(.86)
Total increase (decrease) in net asset value		(1.52)	.02
Net asset value, ending		$15.20	$16.72
Total return*		(2.36%)	5.40%
Ratios to average net assets: A
Net investment income		5.47%	5.24%
Total expenses		.53%	.55%
Expenses before offsets		.53%	.55%
Net expenses		.53%	.54%
Portfolio turnover		982%	877%
Net assets, ending (in thousands)		$355,103	$312,520

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUATIONAL) 41

CALVERT SHORT DURATION INCOME FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,	September 30,	September 30,
CLASS I SHARES	2011 (z)	2010	2009 (z)
Net asset value, beginning	$16.71	$16.53	$15.74
Income from investment operations:
Net investment income	.43	.50	.57
Net realized and unrealized gain (loss)	(.42)	.39	.89
Total from investment operations	.01	.89	1.46
Distributions from:
Net investment income	(.48)	(.48)	(.54)
Net realized gain	(.12)	(.23)	(.13)
Total distributions	(.60)	(.71)	(.67)
Total increase (decrease) in net asset value	(.59)	.18	.79
Net asset value, ending	$16.12	$16.71	$16.53
Total return*	.05%	5.53%	9.68%
Ratios to average net assets: A
Net investment income	2.57%	3.07%	3.39%
Total expenses	.49%	.51%	.62%
Expenses before offsets	.49%	.51%	.62%
Net expenses	.49%	.51%	.61%
Portfolio turnover	263%	226%	359%
Net assets, ending (in thousands)	$85,310	$59,348	$28,045

		YEARS ENDED
		September 30,	September 30,
CLASS I SHARES		2008 (z)	2007 (z)
Net asset value, beginning		$16.19	$16.13
Income from investment operations:
Net investment income		.67	.79
Net realized and unrealized gain (loss)		(.27)	.12
Total from investment operations		.40	.91
Distributions from:
Net investment income		(.73)	(.76)
Net realized gain		(.12)	(.09)
Total distributions		(.85)	(.85)
Total increase (decrease) in net asset value		(.45)	.06
Net asset value, ending		$15.74	$16.19

Total return*		2.49%	5.78%
Ratios to average net assets: A
Net investment income		4.58%	4.91%
Total expenses		2.64%	6.11%
Expenses before offsets		.75%	.76%
Net expenses		.75%	.75%
Portfolio turnover		495%	533%
Net assets, ending (in thousands)		$1,503	$282

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 42

CALVERT GOVERNMENT FUND FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	September 30,
CLASS I SHARES	2011	#
Net asset value, beginning	$16.74
Income from investment operations:
Net investment income	.08
Net realized and unrealized gain (loss)	.56
Total from investment operations	.64
Distributions from:
Net investment income	(.08)
Net realized gain	—
Total distributions	(.08)
Total increase (decrease) in net asset value	.56
Net asset value, ending	$17.30

Total return*	3.86%
Ratios to average net assets:A
Net investment income	1.19	% (a)
Total expenses	1.06	% (a)
Expenses before offsets	.73	% (a)
Net expenses	.73	% (a)
Portfolio turnover**	668%
Net assets, ending (in thousands)	$22,292

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 43

CALVERT HIGH YIELD BOND FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,	September 30,	September 30,
CLASS I SHARES	2011 (z)	2010	2009 (z)
Net asset value, beginning	$27.08	$24.69	$23.94
Income from investment operations:
Net investment income	1.97	1.99	1.63
Net realized and unrealized gain (loss)	(.58)	2.33	.90
Total from investment operations	1.39	4.32	2.53
Distributions from:
Net investment income	(1.99)	(1.93)	(1.78)
Total distributions	(1.99)	(1.93)	(1.78)
Total increase (decrease) in net asset value	(.60)	2.39	.75
Net asset value, ending	$26.48	$27.08	$24.69
Total return*	5.02%	18.14%	12.07%
Ratios to average net assets:A
Net investment income	7.00%	7.68%	7.70%
Total expenses	.97%	.97%	1.22%
Expenses before offsets	.97%	.97%	1.22%
Net expenses	.97%	.97%	1.22%
Portfolio turnover	286%	233%	156%
Net assets, ending (in thousands)	$29,735	$36,418	$34,663

	YEARS ENDED
		September 30,	September 30,
CLASS I SHARES		2008 (z)	2007
Net asset value, beginning		$28.43	$28.75
Income from investment operations:
Net investment income		1.85	1.81
Net realized and unrealized gain (loss)		(4.44)	(.30)
Total from investment operations		(2.59)	1.51
Distributions from:
Net investment income		(1.90)	(1.83)
Total distributions		(1.90)	(1.83)
Total increase (decrease) in net asset value		(4.49)	(.32)
Net asset value, ending		$23.94	$28.43

Total return*		(9.63%)	5.40%
Ratios to average net assets:A
Net investment income		6.90%	6.68%
Total expenses		1.24%	1.25%
Expenses before offsets		1.24%	1.25%
Net expenses		1.24%	1.25%
Portfolio turnover		67%	97%
Net assets, ending (in thousands)		$19,919	$24,300

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 44

CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,	September 30,	September 30,
	2011	2010	2009
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	.0002	.001	.014
Distributions from:
Net investment income	(.0002)	(.001)	(.014)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.02%	.15%	1.41%
Ratios to average net assets:A
Net investment income	.03%	.15%	1.11%
Total expenses	.40%	.37%	.40%
Expenses before offsets	.33%	.37%	.38%
Net expenses	.33%	.37%	.38%
Net assets, ending (in thousands)	$173,810	$221,638	$312,212

		YEARS ENDED
		September 30,	September 30,
		2008	2007
Net asset value, beginning		$1.00	$1.00
Income from investment operations:
Net investment income		.034	.051
Distributions from:
Net investment income		(.034)	(.051)
Net asset value, ending		$1.00	$1.00
Total return*		3.46%	5.20%
Ratios to average net assets:A
Net investment income		3.33%	5.07%
Total expenses		.41%	.46%
Expenses before offsets		.28%	.29%
Net expenses		.27%	.27%
Net assets, ending (in thousands)		$135,106	$185,543

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 45

CALVERT BOND PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	September 30,	September 30,	September 30,
CLASS I SHARES	2011	2010 ^^	2009 ^^
Net asset value, beginning	$16.01 ^	$15.13 ^	$15.07 ^
Income from investment operations:
Net investment income	.51	.50	.63
Net realized and unrealized gain (loss)	.01 ^	.96 ^	.30 ^
Total from investment operations	.52	1.46	.93
Distributions from:
Net investment income	(.52)	(.48)	(.61)
Net realized gain	(.16)	(.10)	(.26)
Total distributions	(.68)	(.58)	(.87)
Total increase (decrease) in net asset value	(.16)	.88	.06
Net asset value, ending	$15.85	$16.01 ^	$15.13 ^

Total return*	3.39%^	9.84%^	6.67%^
Ratios to average net assets:A
Net investment income	3.25%	3.24%	4.35%
Total expenses	.52%	.52%	.54%
Expenses before offsets	.52%	.52%	.54%
Net expenses	.52%	.52%	.52%
Portfolio turnover	203%	78%	77%
Net assets, ending (in thousands)	$224,792	$213,395 ^	$186,327 ^

		YEARS ENDED
		September 30,	September 30,
CLASS I SHARES		2008 ^^	2007
Net asset value, beginning		$15.94	$15.85
Income from investment operations:
Net investment income		.78	.78
Net realized and unrealized gain (loss)		(.63 )^	.13
Total from investment operations		.15	.91
Distributions from:
Net investment income		(.77)	(.79)
Net realized gain		(.25)	(.03)
Total distributions		(1.02)	(.82)
Total increase (decrease) in net asset value		(.87)	.09
Net asset value, ending		$15.07 ^	$15.94
Total return*		.85%^	5.89%
Ratios to average net assets:A
Net investment income		4.98%	4.99%
Total expenses		.52%	.53%
Expenses before offsets		.52%	.53%
Net expenses		.51%	.52%
Portfolio turnover		147%	190%
Net assets, ending (in thousands)		$206,851 ^	$152,871

See notes to financial highlights.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUTIONAL) 46

NOTES TO FINANCIAL HIGHLIGHTS
A

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a)	Annualized.
(z)	Per share figures are calculated using the Average Shares Method.
#	From April 29, 2011 inception.
^	Amount was revised for changes to the value of certain security holdings.
^^	The Financial Highlights for years ended 2008 through 2010 have been restated to reflect an adjustment for an immaterial pricing adjustment.
*	Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.
**	Portfolio turnover is not annualized for periods less than one year.

CALVERT INCOME FUNDS PROSPECTUS CLASS I (INSTITUATIONAL) 47

To Open an Account:

800-327-2109
800-317-2274 (for CCR Institutional Prime Fund only)

Performance and Prices:

www. calvert.com
24 hours, 7 days a week
800-368-2745 (for CCR Institutional Prime Fund only)

Service for Existing Accounts:

800-327-2109
800-317-2274 (for CCR Institutional Prime Fund only)

TDD for Hearing-Impaired:

800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

Registered, Certified or
Overnight Mail (for CCR Institutional Prime Fund only)

Calvert
c/o Institutional Marketing Group
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

PRINCIPAL UNDERWRITER

Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Fund is incorporated into this Prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Investments, Inc.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745

Each Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert’s website at the following Internet address:

www.calvert.com

You can review and copy information about a Fund (including its SAI) at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520

Investment Company Act file:

No. 811-3334 Calvert Social Investment Fund (Calvert Bond Portfolio)

No. 811- 3416 The Calvert Fund (Calvert Income Fund, Calvert Short Duration Income Fund, Calvert Government Fund and Calvert High Yield Bond Fund) No. 811-3418 Calvert Cash Reserves Institutional Prime Fund

Printed on recycled paper using soy inks

Calvert Signature Strategies®                                                                                                                         Calvert Investments®
                                                                                                                                                                               A UNIFI Company

CALVERT SOCIAL INVESTMENT FUND (“CSIF”)

Calvert Balanced, Bond, Equity, Enhanced Equity and Money Market Portfolios

CALVERT SOCIAL INDEX SERIES, INC. (“CSIS”)

Calvert Social Index Fund

4550 Montgomery Avenue, Bethesda, Maryland 20814

STATEMENT OF ADDITIONAL INFORMATION

January 31, 2012

Class (Ticker)
Calvert Balanced Portfolio	A (CSIFX)	B (CSLBX)	C (CSGCX)	I (CBAIX)
Calvert Bond Portfolio	A (CSIBX)	B (CBDBX)	C (CSBCX)	I (CBDIX)	Y (CSIYX)
Calvert Equity Portfolio	A (CSIEX)	B (CSEBX)	C (CSECX)	I (CEYIX)	Y (CIEYX)
Calvert Enhanced Equity Portfolio	A (CMIFX)	B (CDXBX)	C (CMICX)	I (CMIIX)
Calvert Money Market Portfolio	O (CSIXX)
Calvert Social Index Fund	A (CSXAX)	B (CSXBX)	C (CSXCX)	I (CISIX)

New Account Information:	(800) 368-2748 (301) 951-4820	Client Services:	(800) 368-2745
Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

                This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the SAI in conjunction with the applicable Portfolio's or Fund's (collectively referred to as the "Funds") Prospectus dated January 31, 2012. Each Fund's audited financial statements included in its most recent Annual Report to Shareholders are expressly incorporated by reference and made a part of this SAI.  Each Fund’s Prospectus and most recent shareholder report may be obtained free of charge by writing the respective Fund at the above address, calling the Fund at 800-368-2745, or visiting our website at www.calvert.com.

Supplemental Information on Principal Investment Policies and Risks	2
Non-Principal Investment Policies and Risks	9
Additional Risk Disclosure	21
Investment Restrictions	22
Dividends, Distributions, and Taxes	24
Net Asset Value	25
Calculation of Yield and Total Return	27
Purchase and Redemption of Shares	32
Trustees/Directors and Officers	33
Investment Advisor and Subadvisors	43
Portfolio Manager Disclosure	44
Administrative Services Agent	56
Method of Distribution	57
Transfer and Shareholder Servicing Agents	60
Portfolio Transactions	61
Portfolio Holdings Disclosure	63
Personal Securities Transactions	65
Proxy Voting Disclosure	66
Process for Delivering Shareholder Communications to the Board of Trustees/Directors	66
Independent Registered Public Accounting Firm and Custodians	66
General Information	66
Control Persons and Principal Holders of Securities	67
Fund Service Providers	73
Appendix A – Global Proxy Voting Guidelines
Appendix B – Corporate Bond & Commercial Paper Ratings

SUPPLEMENTAL INFORMATION ON PRINCIPAL INVESTMENT POLICIES AND RISKS

                The following supplemental discussion of principal investment policies and risks applies to each of the  Funds, unless otherwise noted.

Foreign Securities (Applies to Calvert Balanced, Bond, Equity and Enhanced Equity)

Investments in foreign securities may present risks not typically involved in domestic investments. The Balanced, Bond, Equity and Enhanced Equity Portfolios may purchase foreign securities directly on foreign markets. These securities are subject to the risk of currency fluctuation relative to the U.S. dollar. Foreign securities may also involve different accounting, auditing, and financial reporting standards and various administrative difficulties such as delays in clearing and settling portfolio trades or in receiving payment of dividends or other distributions.  The Funds may also invest in American Depositary Receipts ("ADRs") and other receipts evidencing ownership of foreign securities, such as Global Depositary Receipts (“GDRs”). ADRs are United States ("U.S.") dollar-denominated and traded in the United States on exchanges or over the counter, and can be either sponsored or unsponsored. The company sponsoring the ADR is subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials.  With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Less information is normally available on unsponsored ADRs. By investing in ADRs rather than directly in foreign issuers' stock, these Funds may possibly avoid some currency and some liquidity risks. However, the value of the foreign securities underlying the ADR may still be impacted by currency fluctuations.  The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. GDRs can involve currency risk since they may not be U.S. dollar-denominated.

2

                Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Funds change investments from one country to another or convert foreign securities holdings into U.S. dollars.

                U.S. government policies have at times, in the past, through imposition of currency controls, changes in tax policy and other restrictions, discouraged certain investments abroad by U.S. investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.

Variable Rate Obligations and Demand Notes (Applies to Calvert Money Market)

                The Money Market Portfolio may invest in variable rate obligations. Variable rate obligations have a yield that is adjusted periodically based on changes in the level of prevailing interest rates. Variable rate obligations can have an interest rate fixed to a known lending rate, such as the LIBOR Index or SIFMA Index, and are automatically adjusted when the known rate changes. Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments. This diminishes the risk of capital depreciation of investment securities in the Fund and, consequently, of Fund shares. However, if interest rates decline, the yield of the Fund will decline, causing the Fund and its shareholders to forego the opportunity for capital appreciation of the Fund’s investments.

The Fund may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the paying agent and/or dealer. To ensure the ability of the issuer to make payment on demand, a bank letter of credit or other liquidity facility may support the note.

Foreign Money Market Instruments (Applies to Calvert Money Market)

                The Money Market Portfolio may invest without limitation in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of U.S. banks ("Eurodollar" instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. Although these instruments are not subject to foreign currency risk since they are U.S. dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers. See "Foreign Securities" in this section on “Supplemental Information on Principal Investment Policies and Risks”.

Large-Cap Issuers (Applies to Calvert Balanced, Equity and Enhanced Equity, and Calvert Social Index Fund)

Investing in large-cap issuers generally involves the risk that these companies may grow more slowly than the economy as a whole or not at all. Compared to small and mid-cap companies, large-cap companies are more widely followed in the market, which can make it more difficult to find attractive stocks that are not overpriced. Large-cap stocks also may be less responsive to competitive opportunities and challenges, such as changes in technology, and may offer less potential for long-term capital appreciation.

Tracking the Index (Applies to Calvert Enhanced Equity and Calvert Social Index Fund)

The process used by the Enhanced Equity Portfolio and the Social Index Fund to attempt to track the applicable Index within its expected tracking error limit relies on assessing the difference between the respective Fund's exposure to factors which influence returns and the Index's exposure to those same factors. The combined variability of these factors and the correlation between factors are used to estimate the risk in the Fund. The extent to which the total risk characteristics of the Fund vary from that of the Index is active risk or tracking error.

A Fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. By regressing Fund returns against Index returns, the Advisor can calculate the goodness of fit, as measured by the Coefficient of Determination or R-squared. Values in excess of 90% indicate a very high degree of correlation between the Fund and the Index. The Fund will also be monitored to ensure those general characteristics, such as sector exposures, capitalization and valuation criteria, are relatively consistent over time.

Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

                The Social Index Fund's portfolio will be invested in a manner to closely track the Index.  To the extent that the Fund has investments in the Special Equities program and/or the High Social Impact Investments program (each described in the “Non-Principal Investment Policies and Risks” section below), the Fund may be less able to closely track the Index than if it did not have investments in these programs.  Both of these investment programs are of limited size (not more than 1% of Fund assets if the Fund commences a program) so that the tracking error induced by such investments would be limited.

3

Below-Investment Grade, High-Yield Debt Securities (Applies to Calvert Bond)

                Below-investment grade, high-yield debt securities are lower quality debt securities (generally those rated BB or lower by Standard & Poor’s Ratings Services (“S&P”) or Ba or lower by Moody’s Investors Service (“Moody’s”), known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix B for a description of the ratings.)  The Bond Portfolio considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization ("NRSRO"), or is an unrated security of comparable quality as determined by the Advisor or Subadvisor, if any. Below-investment grade, high-yield debt securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

                The quality limitation set forth in the Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Short-Term Instruments (Applies to Calvert Bond and Money MArket)

The Bond and Money Market Portfolios may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit, bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar instruments; (iii) commercial paper; (iv) repurchase agreements; (v) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Advisor or Subadvisor, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund; and (vi) money market funds.  Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Issuer Non-Diversification risk (Applies to Calvert Bond)

                The Bond Portfolio is non-diversified and may focus its investments on a small number of issuers. A fund that is "non-diversified" may invest a greater percentage of its assets in the securities of a single issuer than a fund that is "diversified." A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political, or regulatory occurrence than a more diversified fund might be. Some of those issuers might also present substantial credit, interest rate or other risks.

Trust Preferred Securities (Applies to Calvert Bond)

The Bond Portfolio may purchase trust preferred securities, which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. The securities are generally senior in claim to standard preferred stock but junior to other bondholders. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

Trust preferred securities may have varying maturity dates, at times in excess of 30 years, or may have no specified maturity date. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying subordinated debt. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike traditional preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes.

4

Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation and may be deferred for up to 20 consecutive quarters. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Trust preferred securities prices fluctuate for several reasons including changes in investors’ perception of the financial condition of an issuer or the general condition of the market for trust preferred securities, or when political or economic events affecting the issuers occur. Trust preferred securities are also (a) sensitive to interest rate fluctuations, as the cost of capital rises and borrowing costs increase in a rising interest rate environment, and (b) subject to the risk that they may be called for redemption in a falling interest rate environment.

Asset-Backed Securities (Applies to Calvert Balanced and Bond)

                The Balanced and Bond Portfolios may invest in, or have exposure to, asset-backed securities, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

                The underlying assets (e.g., loans) are subject to prepayments, which shorten the securities’ weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or trust providing the credit support or enhancement. Typically, there is no perfected security interest in the collateral that relates to the financial assets that support asset-backed securities.

Municipal Securities (Applies to Calvert Bond)

Municipal securities share the attributes of debt obligations in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal securities that the Bond Portfolio may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds formerly issued pursuant to federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the user (and/or any guarantor).

Municipal securities are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues, and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded. Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable.

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Collateralized Mortgage Obligations (Applies to Calvert Balanced and Bond)

The Balanced and Bond Portfolios may invest in collateralized mortgage obligations ("CMOs").  CMOs are collateralized bonds that are general obligations of the issuer of the bonds. CMOs are not direct obligations of the U.S. government. CMOs generally are secured by collateral consisting of mortgages or a pool of mortgages. The collateral is assigned to the trustee named in the indenture pursuant to which the bonds are issued. Payments of principal and interest on the underlying mortgages are not passed through directly to the holder of the CMO; rather, payments to the trustee are dedicated to payment of interest on and repayment of principal of the CMO. This means that the character of payments of principal and interest is not passed through, so that payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages or pool of mortgages do not necessarily constitute income and return of capital, respectively, to the CMO holders. Also, because payments of principal and interest are not passed through, CMOs secured by the same pool of mortgages may be, and frequently are, issued with a variety of classes or series, which have different maturities and are retired sequentially. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down.

                Federal Home Loan Mortgage Corporation (“FHLMC”) has introduced a CMO which is a general obligation of FHLMC. This requires FHLMC to use its general funds to make payments on the CMO if payments from the underlying mortgages are insufficient.

Interest Only And Principal Only Mortgage-backed Securities (Applies to Calvert Bond)

The Bond Portfolio may also invest in Interest Only (“IO”) and Principal Only (“PO”) mortgage-backed securities. Interest only instruments generally increase in value in a rising interest rate environment, which typically results in a slower rate of prepayments on the underlying mortgages and extends the period during which interest payments are required to be made on the IO security. Interest only securities are subject to prepayment risk, which is the risk that prepayments will accelerate in a declining interest rate environment and will reduce the number of remaining interest payments even though there is no default on the underlying mortgages.

Principal only instruments generally increase in value in a declining interest rate environment, which typically results in a faster rate of prepayments on the underlying mortgages. Since a PO security is usually purchased at a discount, faster prepayments result in a higher rate of return when the face value of the security is paid back sooner than expected. Principal only securities are subject to extension risk, which is the risk that a rising interest rate environment will result in a slower rate of prepayments and will delay the final payment date.

U.S. Government-Sponsored Obligations (Applies to Calvert Balanced, Bond, and Money Market)

                The Balanced, Bond and Money Market Portfolios may invest in debt and mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and FHLMC, commonly known as Fannie Maes and Freddie Macs, respectively.

Fannie Mae and Freddie Mac. Unlike Government National Mortgage Association ("GNMA") certificates, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans. Both FNMA and FHLMC guarantee timely payment of principal and interest on their obligations, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA's guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC's guarantee is backed by reserves set aside to protect holders against losses due to default.

        In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship with the objective of returning the entities to normal business operations; FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC. Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

U.S. Government-Backed Obligations (Applies to Calvert Balanced, Bond and Money Market)

                The Balanced, Bond and Money Market Portfolios may invest in U.S. Treasury obligations and other U.S. government-backed obligations.

                U.S. Treasury Obligations. Direct obligations of the U.S. Treasury are backed by the full faith and credit of the United States. They differ only with respect to their rates of interest, maturities, and times of issuance. U.S. Treasury obligations consist of: U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years), and U.S. Treasury bonds (generally having maturities greater than ten years).

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Ginnie Maes. Debt and mortgage-backed securities issued by GNMA, commonly known as Ginnie Maes, are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. government guarantees that interest and principal will be paid when due.

                Other U.S. Government Obligations. The Funds may invest in other obligations issued or guaranteed by the U.S. government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. government agency or instrumentality may not be backed by the full faith and credit of the United States.)

Futures Transactions (Applies To Calvert Bond)

The Bond Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. government obligations.

                A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery.  In most cases the contracts are closed out before the settlement date without making or taking delivery of securities. Upon buying or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker.  Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if the futures position becomes less valuable and entitled to receive such payments if the futures position becomes more valuable.

                The Fund can use these practices only for hedging purposes and not for speculation or leverage. If the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

                The purchase and sale of futures contracts is for the purpose of hedging the Fund's holdings of long-term debt securities. Futures contracts based on U.S. government securities and GNMA certificates historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which mortgage-related securities reacted to the change. If interest rates increase, the value of such securities in the Fund's portfolio would decline, but the value of a short position in futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Thus, if the Fund owns long-term securities and interest rates were expected to increase, it might sell futures contracts rather than sell its holdings of long-term securities. If, on the other hand, the Fund held cash reserves and interest rates were expected to decline, the Fund might enter into futures contracts for the purchase of U.S. government securities or GNMA certificates and thus take advantage of the anticipated rise in the value of long-term securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term securities in the cash market. The Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool to manage risk, it might be possible to accomplish the same result easily and quickly.

Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission (“CFTC”). As a series of a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Additional Risks of Futures Contracts.  If the Fund has sold futures to hedge against a decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts that it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract may move more than or less than the price of the securities being hedged. Where the Fund has sold futures to hedge against a decline in the market, the price of the futures contract may advance and the value of the portfolio securities in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts and also experience a decline in the value of its portfolio securities.

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                The Fund can close out futures positions in the secondary market only on an exchange or board of trade or with an over-the-counter (“OTC”) market maker. Although the Fund intends to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily margin payments in the event of adverse price movements.

Repurchase Agreements (Applies to Calvert Balanced (fixed income portion), Bond and Money Market)

                Each of the Balanced (fixed income portion), Bond and Money Market Portfolios may invest in repurchase agreements. Repurchase agreements are arrangements under which the Fund buys a security, and the seller simultaneously agrees to repurchase the security at a mutually agreed-upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income. A Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement.

Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether a Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Funds will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the respective Fund's Board of Trustees/Directors. In addition, the Funds will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due a Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.

While an underlying security may mature after one year, repurchase agreements are generally for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Leveraged Loans (Applies to Calvert Balanced and Bond)

The Balanced and Bond Portfolios may invest in leveraged loans. Investments in loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Circumstances surrounding default in the payment of interest or principal on a loan may result in a reduction in the value of the loan and consequently a reduction in the value of a Fund’s investments and a potential decrease in the net asset value (“NAV”) of the Fund. Although the loans in which a Fund will invest generally will be secured by specific collateral, there can be no assurance that such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund’s access to the collateral may be limited by bankruptcy and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.

There is no organized exchange on which loans are traded, and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market, and a Fund may not realize full value in the event of the need to sell a loan. To the extent that a secondary market does exist for certain loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Many loans are not registered with the SEC or any state securities commission and are not often rated by any NRSRO. Generally there is less readily available, reliable information about most loans than is the case for many other types of securities.

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Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans are also subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected.

Although a loan may be senior to equity and other debt securities in a borrower’s capital structure, such obligations may be structurally subordinated to obligations of the borrower’s subsidiaries. From time to time, one or more of the factors described above may create volatility in the markets for debt instruments and decrease the liquidity of the loan market.

Risks of Loan Assignments and Participations. As the purchaser of an assignment, a Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning counterparty. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. A Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the counterparty that is selling the participation. In the event of the insolvency of the counterparty selling a participation, the Fund may be treated as a general creditor of the counterparty and may not benefit from any set-off between the counterparty and the borrower.

Risk of Investing in Loans to Non-U.S. Borrowers.   A Fund may invest all or a portion of its assets in loans of non-U.S. borrowers. The Fund’s investments in loans of non-U.S. borrowers may be affected by: political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign borrowers may be subject to less regulation, resulting in less publicly available information about the borrowers.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

                The following discussion of non-principal investment policies and risks applies to each of the Funds, unless otherwise noted.

Foreign Securities (Applies to Calvert Social Index Fund)

                Investments in foreign securities may present risks not typically involved in domestic investments. See the description of Foreign Securities in “Supplemental Infor4mation on Principal Inveswtment Policies and Risks” above.   The Social Index Fund may purchase foreign securities only to the extent they may be in the Calvert Social Index®. The index will not have any foreign stocks in it unless they are listed on a major U.S. exchange.  Thus, there will be no foreign custody or currency involved.  However, because the issuer is located outside the United States, such securities will still be subject to political and economic risks of the country where the issuer is located.

Forward Foreign Currency Contracts (Applies to Calvert Balanced, Bond and Equity)

Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Balanced, Bond and Equity Portfolios may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or decreases in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decrease correspondingly. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the current rate prevailing in the foreign exchange market, or by entering into forward contracts to purchase or sell foreign currencies.

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A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded both in the interbank market conducted directly between currency traders (usually large commercial banks) and between the currency traders and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

                The Funds may enter into forward foreign currency contracts for two reasons. First, a Fund may desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

                Second, a Fund may have exposure to a particular foreign currency from the Fund's portfolio securities and the Advisor and/or Subadvisor may anticipate a substantial decline in the value of that currency against the U.S. dollar. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of currency market movements is difficult, and the successful execution of this hedging strategy is uncertain. Although forward foreign currency contracts tend to limit the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Funds do not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

Emerging Market Securities (Applies to Calvert Balanced, Bond, Equity and Enhanced Equity)

Investing in emerging markets and in particular, those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. The Balanced, Bond, Equity and Enhanced Equity Portfolios define an emerging market as any country (other than the United States or Canada) that is not included in the Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East ("EAFE") (Standard) Index. Investments in these countries may be riskier, and may be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse, and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Many of these countries are grappling with severe inflation or recession, high levels of national debt, and currency exchange problems. Governments in many emerging market countries participate to a significant degree in their economies and securities markets.  Investments in countries or regions that have recently begun moving away from central planning and state-owned industries toward free markets should be regarded as speculative. Among other risks, the economies of such countries may be affected to a greater extent than in other countries by price fluctuations of a single commodity, by severe cyclical climactic conditions, lack of significant history in operating under a market-oriented economy or by political instability.  Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.

Real Estate Investment Trusts (Applies to Calvert Balanced, Bond, Equity and Enhanced Equity)

The Balanced, Bond, Equity and Enhanced Equity Portfolios may make investments related to real estate, including real estate investment trusts ("REITs").  Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in the value of neighborhoods; the appeal of properties to tenants; and increases in interest rates.  In addition, equity REITs, which own real estate properties, may be affected by changes in the values of the underlying property owned by the REIT, while mortgage REITs, which make construction, development, and long-term mortgage loans, may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified, and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers, self- liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain exemption from the Investment Company Act of 1940, as amended.  If an issuer of debt securities collateralized by real estate defaults, REITs could end up holding the underlying real estate. REITs also have expenses themselves that are ultimately paid by the shareholder.

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Short-Term Instruments (Applies to Calvert  Balanced, Equity and Enhanced Equity, and Calvert Social Index Fund)

See “Short-Term Instruments” in “Supplemental Information on Principal Investment Policies and Risks” above.

Temporary Defensive Positions (Not Applicable to Calvert Money Market)

For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Balanced, Bond, Equity and Enhanced Equity Portfolios and the Social Index Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements. The Funds' investments in temporary defensive positions are generally not  insured by the Federal Deposit Insurance Corporation, even though a bank may be the issuer.

                The Funds may invest in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of U.S. banks ("Eurodollar" instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. Although not subject to foreign currency risk since they are U.S. dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers. See "Foreign Securities" in "Supplemental Information on Principal Investment Policies and Risks" above.

Small-Cap Issuers (Applies to Calvert Balanced and Equity, and Calvert Social Index Fund)

                The securities of small-cap issuers may be less actively traded than the securities of larger-cap issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies.

                Information concerning these securities may not be readily available, so the securities’ issuers may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely known securities, and they tend to have a relatively higher percentage of insider ownership.

                Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Small-cap issuers may have limited product lines, markets, or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Repurchase Agreements (Applies to Calvert Balanced (equity portion), Equity and Enhanced Equity, and Calvert Social Index Fund)

                Each of the Balanced (equity portion), Equity and Enhanced Equity Portfolios, and the Social Index Fund may invest up to 10% of its net assets in repurchase agreements, except that investments in repurchase agreements may exceed this limit for temporary defensive purposes. See "Repurchase Agreements" in "Supplemental Information on Principal Investment Policies and Risks" above.

Reverse Repurchase Agreements

Each of the Funds may invest up to 10% of its net assets in reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. A Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. A Fund intends to enter into a reverse repurchase agreement only when the interest income expected to be earned on the obligation in which the Fund plans to invest the proceeds exceeds the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transaction. The Funds do not intend to borrow for leverage purposes. The Funds will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

                During the time a reverse repurchase agreement is outstanding, the Fund will maintain, in a segregated custodial account, an amount of cash, U.S. government securities, or other liquid, high-quality debt securities at least equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

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                A Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreement, the Fund may have been better off had it not entered into the agreement. However, the Funds will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by each Fund's Board of Trustees/Directors.

Trust Preferred Securities (Applies to Calvert Balanced)

See “Trust Preferred Securities” in “Supplemental Information on Principal Investment Policies and Risks” above.

Municipal Securities (Applies to Calvert Balanced)

See “Municipal Securities” in “Supplemental Information on Principal Investment Policies and Risks” above.

High Social Impact Investments (Applies to Calvert Balanced, Bond and Equity, and Calvert Social Index Fund)

                The High Social Impact Investments program targets a percentage of a Fund's assets to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development and economic and social development of urban and rural communities. These investments may be either debt or equity investments and are illiquid. High Social Impact debt investments are unrated and are deemed by the Advisor to be the equivalent of below-investment grade, high-yield debt securities –  that is, lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix B for a description of the ratings.)  Rather than earning a higher rate, as would be expected to compensate for the higher risk (i.e., lower credit quality), they earn a rate of return that is lower than the then-prevailing market rate. There is no secondary market for these securities.

                The Balanced, Bond and Equity Portfolios and the Social Index Fund may make their High Social Impact Investments through direct investments, or through intermediaries, such as through the purchase of notes issued by the Calvert Social Investment Foundation, a non-profit organization, legally distinct from the Funds and Calvert Investments, Inc., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. The Foundation prepares its own careful credit analysis to attempt to identify those community development issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur. The Social  Index Fund has not yet commenced investing through this program.

                The Balanced  and Equity Portfolios may make direct High Social Impact Investments through the Special Equities program described below in this “Non-Principal Investment Policies and Risks” section (the Social Index Fund has not yet commenced investing in that program); such investments are referred to as Social Enterprise investments.

Limited Partnerships (Applies to Calvert Balanced and Equity, and Calvert Social Index Fund)

The Balanced  and Equity Portfolios may invest in limited partnerships, primarily through the Special Equities program described below in this “Non-Principal Investment Policies and Risks” section (the Social Index Fund has not yet commenced investing in that program).  Investments in limited partnerships pose special investment risks.  A limited partnership is generally taxed as a pass-through entity; i.e., the income and expenses of the partnership are not taxed at the partnership level but are passed through to its limited partners, such as the Funds, who include their pro rata share of the partnership’s income and expenses in their own taxes.  This pass-through may potentially cause non-compliance by the Funds with certain tax laws and regulations to which the Funds are subject, and subject them to penalties under the tax laws, including possible loss of their own pass-through treatment under Subchapter M of the Internal Revenue Code of 1986.  The term of a limited partnership is generally 10 years or more. Limited partnership units are illiquid and subject to contractual transfer restrictions; thus a Fund will generally not be able to sell an investment in a limited partnership but will be required to hold it for the entire term of the partnership.  Certain decisions that could adversely affect the Funds, such as whether the limited partnership should be allowed to borrow money, may be made by a majority in interest of the limited partners.  A Fund also bears indirectly its proportionate share of the limited partnership’s management fee and operating expenses. When a Fund makes an investment in a limited partnership, it signs a subscription agreement committing it to a certain investment amount; this amount is generally not paid all at once, but rather drawn down over time by the partnership’s general partner as investment opportunities present themselves.  As a result, a Fund must set aside sufficient assets to be able to fund any future capital calls. Limited partnerships have relatively concentrated holdings; as a consequence, the return on a partnership may be adversely impacted by the poor performance of a small number of investments, especially if the partnership needs to mark down the valuation of one or more of its holdings.

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Securities with Equity and  Debt Characteristics  (Applies to Calvert Balanced and Equity, and Calvert Social Index Fund)

The Balanced  and Equity Portfolios may invest in securities that have a combination of equity and debt characteristics, through the Special Equities program described below in this “Non-Principal Investment Policies and Risks” section (the Social Index Fund has not yet commenced investing in that program). These securities may at times behave more like equity than debt or vice versa.  Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stock or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price.  These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, as well as changes in the credit quality of the issuer.

Special Equities Investments (Applies to calvert Balanced and Equity, and Calvert Social Index Fund)

The Special Equities program allows a Fund to promote especially promising approaches to sustainable and responsible investment goals through privately placed investments. As stated in the Prospectus, the Special Equities Committee of the Fund identifies, evaluates and selects Special Equities investments.

The Special Equities program, while generally comprising a small percentage of any participating Fund’s assets, invests in many investments that involve relatively high risks. These include foreign securities, below-investment grade, high-yield debt securities, emerging market securities, real estate investment trusts, small-cap issuers, limited partnerships, and securities with equity and debt characteristics, among others. See “Foreign Securities” and “Below-Investment Grade, High-Yield Debt Securities” in “Supplemental Information on Principal Investment Policies and Risks” above, and “Emerging Market Securities”, “Real Estate Investment Trusts”, “Small-Cap Issuers”, “Limited Partnerships”, “Securities with Equity and Debt Characteristics”, and “Illiquid Securities” in this section on Non-Principal Investment Policies and Risks.  Funds participating in the Special Equities program may also invest in unsecured debt, which does not have the benefits of a secured creditor in the event of bankruptcy.  A Special Equities investment may lose its entire value if the business enterprise does not succeed.  Because of their illiquid nature and contractual transfer restrictions, Special Equities investments may not be easily sold or transferred.

Each Fund has retained independent consultants to provide investment research and other research-related services with respect to the Special Equities program. The aggregate compensation amount paid by each Fund to the consultants for the fiscal year ended September 30, 2011 was as follows (the Social Index Fund has not yet commenced investing in this program):

Calvert Balanced	$77,968
Calvert Equity	$66,067
Calvert Social Index Fund	N/A

Below-Investment Grade, High-Yield Debt Securities (Applies to Calvert Balanced and Equity, and Calvert Social Index Fund)

See "Below-Investment Grade, High-Yield Debt Securities" in "Supplemental Information on Principal Investment Policies and Risks" above.

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The Social Index Fund will not purchase debt securities other than High Social Impact Investments (or money market instruments).

Exchange-Traded Funds ("ETFs")

                ETFs are shares of other investment companies that can be traded in the secondary market (e.g.,  on an exchange) and whose underlying assets are generally stocks selected to track a particular index. Therefore, an ETF can track the performance of an index in much the same way as a traditional indexed mutual fund. But unlike many traditional investment companies, which are only bought and sold at closing net asset values, ETFs are tradable in the secondary market on an intra-day basis, and are redeemed principally in-kind at each day's next calculated net asset value.  Although there can be no guarantee that an ETF’s intra-day price changes will accurately track the price changes of the related index, ETFs benefit from an in-kind redemption mechanism that is designed to protect ongoing shareholders from adverse effects on the ETFs that could arise from frequent cash creation and redemption transactions. Moreover, in contrast to conventional indexed mutual funds where redemptions can have an adverse tax impact on shareholders because of the need to sell portfolio securities (which sales may generate taxable gains), the in-kind redemption mechanism of the ETFs generally will not lead to a taxable event for the ETF or its ongoing shareholders.

                A Fund may purchase shares of ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund's applicable benchmark.  For example, an ETF may be purchased if the Fund has excess cash and it may be held until the Advisor and/or Subadvisor decides to make other permissible investments.  Similarly, if the Fund should receive a large redemption request, the Fund could sell some or all of an ETF position to lessen the exposure to the market.  The sustainable and socially responsible investment criteria of the Fund will not apply to an investment in an ETF or to any of the individual underlying securities held by the ETF.  Accordingly, the Fund could have indirect exposure to a company that does not meet the Fund’s sustainable and socially responsible investment criteria and that could therefore not be purchased directly by the Fund.  ETF investments, however, (i) will not constitute a direct ownership interest in any security that does not meet applicable sustainable and socially responsible investment criteria, (ii) will be limited to the amount of net cash available, which, in general, is not expected to be a material portion of the Fund and (iii) will be used principally to help reduce deviations from the Fund’s benchmark.

                Some of the risks of investing in ETFs are similar to those of investing in an indexed mutual fund, including (i) market risk (the risk of fluctuating stock prices in general), (ii) asset class risk (the risk of fluctuating prices of the stocks represented in the ETF's index), (iii) tracking error risk (the risk of errors in matching the ETF's underlying assets to the index), (iv) industry concentration risk (the risk of the stocks in a particular index being concentrated in an industry performing poorly relative to other stocks) and (v) the risk that since an ETF is not actively managed it cannot sell poorly performing stocks as long as they are represented in the index. In addition, ETFs may trade at a discount from their net asset value, and because ETFs operate as open-end investment companies or unit investment trusts, they incur fees that are separate from the fees incurred directly by the Fund.  Therefore, the Fund's purchase of an ETF results in the layering of expenses, such that shareholders of the Fund indirectly bear a proportionate share of any operating expenses of the ETF.

Illiquid Securities

Each Fund may not purchase illiquid securities if more than 15% of the value of its net assets (or for the Money Market Portfolio, more than 5% of the value of its net assets) would be invested in such securities.  The Advisor will monitor the amount of illiquid securities in the Fund, under the supervision of the Board, to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of the securities, and a Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices.

Notwithstanding the above, a Fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the Securities Act.  This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the Securities Act.  If the Board determines, based upon a continuing review of Rule 144A securities, that they are liquid, they will not be subject to the 15% limit (or in the case of the Money Market Portfolio, the 5% limit) on illiquid investments.  The Board has adopted guidelines as part of the Pricing Procedures and delegated to the Advisor the daily function of determining the liquidity of restricted securities.  The Board retains sufficient oversight and is ultimately responsible for the determinations.

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Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by a Fund’s Board.

Derivatives

                A Fund may use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities for the purpose of adjusting the risk and return characteristics of the Fund. A Fund can use these practices either as a substitute for alternative permissible investments or as protection against a move that has an adverse effect on the Fund's portfolio securities. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid, which can make it difficult to value them.

Options and Futures Contracts (Options and Futures Not Applicable to Calvert Money Market; Options not Applicable to Calvert Social Index Fund; See Below Regarding Options Applicable To Calvert Bond)

                The Balanced, Equity and Enhanced Equity Portfolios may purchase put and call options and write covered call options and secured put options on securities which meet the applicable Fund’s sustainable and socially responsible investment criteria, and may employ a variety of option combination strategies.  Each Fund may also engage in the purchase and sale of futures contracts, including interest rate futures contracts.  In addition, each Fund may write covered call options and secured put options on such futures contracts.  Each Fund’s use of options and futures is described more fully below.

                These Funds may engage in such transactions only for hedging purposes, including hedging of a Fund’s cash position (or for the Enhanced Equity Portfolio, also for liquidity). They may not engage in such transactions for the purposes of speculation or leverage.  Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

                Options are typically classified as either American-style or European-style, based on the dates on which the option may be exercised. American-style options may be exercised at any time prior to the expiration date and European-style options may be exercised on the expiration date. Option contracts traded on futures exchanges are mainly American-style, and options traded over-the-counter are mainly European-style.

The value of an option will fluctuate based primarily on the time remaining until expiration of the option, known as the option’s time value, and the difference between the then-prevailing price of the underlying security and the option’s exercise price.  This difference, known as the option’s intrinsic value, determines whether an option is in-the-money, at-the-money or out-of-the-money at any point in time.  If there is an existing secondary market for an option, it can be closed out at any time by the Fund for a gain or a loss.  Alternatively, the holder of an in-the-money American-style option may exercise the option at any time prior to the expiration date, while the holder of an in-the-money European-style option must wait until the expiration date to exercise the option.  Options that expire out-of-the-money are worthless resulting in a loss of the entire premium paid.

                Other principal factors that affect the market value of an option include supply and demand, interest rates, and the current market price and price volatility of the underlying security.

Purchasing Options.  A Fund will pay a premium (plus any commission) to purchase an option.  The premium reflects the total of the option’s time value and intrinsic value.  The purchaser of an option has a right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security at the exercise price and has no obligation after the premium has been paid.

Call Options.  The purchase of a call option on a security is similar to taking a long position because the value of the option generally increases as the price of the underlying security increases.  However, in the event that the underlying security declines in value, losses on options are limited to the premium paid to purchase the option.  Although a call option has the potential to increase in value from higher prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  A Fund may only buy call options to hedge its available cash balance, to limit the risk of a substantial increase in the market price of a security which a Fund intends to purchase, or to close an outstanding position that resulted from writing a corresponding call option.  Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.  A Fund may purchase securities by exercising a call option solely on the basis of considerations consistent with the investment objectives and policies of the Fund.

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                Put Options.  The purchase of a put option on a security is similar to taking a short position (selling a security that you do not own) in that security because the value of the option generally increases as the value of the underlying security decreases.  However, in the event that the underlying security increases in value, losses on the option are limited to the premium paid to purchase the option.  Although a put option has the potential to increase in value from lower prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  A Fund may purchase put options to protect its portfolio securities against the risk of declining prices or to close an outstanding position that resulted from writing a corresponding put option.  Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing Options.   Each of these Funds may write certain types of options.  Writing options means that the Fund is selling an investor the right, but not the obligation, to purchase (in the case of a call option) or to sell (in the case of a put option) a security or index at the exercise price in exchange for the option premium.  The writer of an option has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security and has no rights other than to receive the premium.  Writing options involves more risk than purchasing options because a writer of an option has the potential to realize a gain that is limited to the value of the premium (less any commission) and takes on potentially unlimited risk from increases in the price of the underlying security, in the case of a call option, and the risk that the underlying security may decline to zero, in the case of a put option (which would require the writer of the put option to pay the exercise price for a security that is worthless).  Accordingly, the Funds may only write covered call options and secured put options, which mitigate these substantial risks.   A call option is deemed “covered” if the Fund owns the security.  A put option is deemed “secured” if the Fund has segregated cash or securities having an aggregate value equal to the total purchase price the Fund will have to pay if the put option is exercised.

Call Options.   A Fund that writes a call option on a security will receive the option premium (less any commission), which helps to mitigate the effect of any depreciation in the market value of that security.  However, because the Fund is obligated to sell that security at the exercise price, this strategy also limits the Fund's ability to benefit from an increase in the price of the security above the exercise price.

Each of these Funds may write covered call options on securities.  This means that so long as a Fund is obligated as the writer of a call option, the Fund will own the underlying security.  A Fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Fund to forego future appreciation of the securities covered by the option. A Fund's turnover may increase through the exercise of a call option that it has written; this may occur if the market value of the underlying security increases and the Fund has not entered into a closing purchase transaction. When a Fund writes a covered call option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains below the exercise price.

Put Options.    A Fund that writes a put option on a security will receive the option premium (less any commission), which effectively reduces the Fund's acquisition cost for that security.  A Fund that is contemplating an investment in a security but that is uncertain about its near-term price trajectory could write a put option on a security; the premium will provide the Fund with a partial buffer against a price increase, while providing the Fund with an opportunity to acquire the security at the lower exercise price.  However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price).  Accordingly, this strategy may result in unexpected losses if the option is exercised against the Fund at a time when the price of the security has declined below the exercise price by more than the amount of the premium received.

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A Fund may only write secured put options, which requires the Fund to segregate cash or securities, through its custodian, having a value at least equal to the exercise price of the put option.  If the value of the segregated securities declines below the exercise price of the put option, the Fund will have to segregate additional assets.  When a Fund writes a secured put option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.

Exchange-Traded Options.   A Fund may purchase and write put and call options in standard contracts traded on national securities exchanges on securities of issuers which meet the Fund's sustainable and socially responsible investment criteria and on foreign currencies.  Options exchanges may provide liquidity in the secondary market. Although these Funds intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. The absence of a liquid market might prevent the Funds from closing an options position, which could impair the Funds' ability to hedge effectively. The inability to close out a written option position may have an adverse effect on a Fund’s liquidity because it may be required to hold the securities covering or securing the option until the option expires or is exercised.

The information provided above under “Purchasing Options” and “Writing Options” is applicable to exchange-traded options.

Futures Transactions. The Balanced, Equity and Enhanced Equity Portfolios and the Social Index Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor and/or Subadvisor, such a position acts as a hedge.  The Funds may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. government obligations.

                A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery.  In most cases the contracts are closed out before the settlement date without making or taking delivery of securities. Upon buying or selling a futures contract, a Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker.  Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if the futures position becomes less valuable and entitled to receive such payments if the futures position becomes more valuable.

                The Funds can use these practices only for hedging purposes and not for speculation or leverage. If the Advisor and/or Subadvisor judge market conditions incorrectly or employ a strategy that does not correlate well with a Fund's investments, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

The Social Index Fund can use financial futures to increase or decrease its exposure to changing security prices. Futures contracts will be used only for the limited purpose of hedging the Fund's cash position; a futures contract may be purchased if the Fund has excess cash, until the Fund can invest in stocks replicating the Calvert Social Index. Similarly, if this Fund should receive a large redemption request, it could sell a futures contract to lessen its exposure to the market.

                Futures contracts are designed by boards of trade which are designated "contracts markets" by the CFTC. As series of a registered investment company, the Funds are eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Funds may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts. Each of these Funds may purchase put or call options, write secured put options or write covered call options on futures contracts that the Fund could otherwise invest in and that are traded on a U.S. exchange or a board of trade.  These Funds may also enter into closing transactions with respect to such options to terminate an existing position.

Each Fund may only invest in options on futures contracts to hedge its portfolio securities or its available cash balance and not for speculation or leverage purposes.

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                The information provided above under “Purchasing Options” and “Writing Options” is applicable to options on futures contracts, except that references therein to securities should instead refer to futures contracts.

Additional Risks of Options and Futures Contracts.  If a Fund has sold futures or takes options positions to hedge against a decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Fund has sold futures or taken options positions to hedge against a decline in the market, the price of the futures contract may advance and the value of the portfolio securities in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities.

                The Funds can close out futures positions and options on futures in the secondary market only on an exchange or board of trade. Although the Funds intend to purchase or sell only such futures, and purchase or write such options, for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract or option at any particular time. This might prevent the Funds from closing a futures position or an option on a futures contract, which could require a Fund to make daily margin payments in the event of adverse price movements. If a Fund cannot close out an option position, it may be required to exercise the option to realize any profit or the option may expire worthless.

                Although some of the securities underlying an index future contract, an option on an index future contract or an option on an index may not necessarily meet the Fund's sustainable and socially responsible investment criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.

Options (Applies to Calvert Bond)

                The Bond Portfolio may purchase put and call options and write covered call options and secured put options on securities, and may employ a variety of option combination strategies.  In addition, the Fund may write covered call options and secured put options on futures contracts.

                The Fund may engage in such transactions only for hedging purposes, including hedging of the Fund’s cash position. The Fund may not engage in such transactions for the purposes of speculation or leverage.  Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

Options are typically classified as either American-style or European-style, based on the dates on which the option may be exercised. American-style options may be exercised at any time prior to the expiration date, and European-style options may be exercised on the expiration date. Option contracts traded on futures exchanges are mainly American-style, and options traded over-the-counter are mainly European-style.

The value of an option will fluctuate based primarily on the time remaining until expiration of the option, known as the option’s time value, and the difference between the then-prevailing price of the underlying security and the option’s exercise price.  This difference, known as the option’s intrinsic value, determines whether an option is in-the-money, at-the-money or out-of-the-money at any point in time.  If there is an existing secondary market for an option, it can be closed out at any time by the Fund for a gain or a loss.  Alternatively, the holder of an in-the-money American-style option may exercise the option at any time prior to the expiration date, while the holder of an in-the-money European-style option must wait until the expiration date to exercise the option.  Options that expire out-of-the-money are worthless resulting in a loss of the entire premium paid.

                Other principal factors that affect the market value of an option include supply and demand, interest rates, the current market price and the price volatility of the underlying security.

Purchasing Options.  The Fund will pay a premium (plus any commission) to purchase an option.  The premium reflects the total of the option’s time value and intrinsic value.  The purchaser of an option has a right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security at the exercise price and has no obligation after the premium has been paid.

Call Options.  The purchase of a call option on a security is similar to taking a long position because the value of the option generally increases as the price of the underlying security increases.  However, in the event that the underlying security declines in value, losses on options are limited to the premium paid to purchase the option.  Although a call option has the potential to increase in value from higher prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  The Fund may only buy call options to hedge its available cash balance, to limit the risk of a substantial increase in the market price of a security which the Fund intends to purchase, or to close an outstanding position that resulted from writing a corresponding call option.  Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.  The Fund may purchase securities by exercising a call option solely on the basis of considerations consistent with the investment objectives and policies of the Fund.

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                Put Options.  The purchase of a put option on a security is similar to taking a short position (selling a security that you do not own) in that security because the value of the option generally increases as the value of the underlying security decreases.  However, in the event that the underlying security increases in value, losses on the option are limited to the premium paid to purchase the option.  Although a put option has the potential to increase in value from lower prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  The Fund may purchase put options to protect its portfolio securities against the risk of declining prices or to close an outstanding position that resulted from writing a corresponding put option.  Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing Options.   The Fund may write certain types of options.  Writing options means that the Fund is selling an investor the right, but not the obligation, to purchase (in the case of a call option) or to sell (in the case of a put option) a security or index at the exercise price in exchange for the option premium.  The writer of an option has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security and has no rights other than to receive the premium.  Writing options involves more risk than purchasing options because a writer of an option has the potential to realize a gain that is limited to the value of the premium (less any commission) and takes on potentially unlimited risk from increases in the price of the underlying security, in the case of a call option, and the risk that the underlying security may decline to zero, in the case of a put option (which would require the writer of the put option to pay the exercise price for a security that is worthless).  Accordingly, the Fund may only write covered call options and secured put options, which mitigate these substantial risks.   A call option is deemed “covered” if the Fund owns the security.  A put option is deemed “secured” if the Fund has segregated cash or securities having an aggregate value equal to the total purchase price the Fund will have to pay if the put option is exercised.

Call Options.   A Fund that writes a call option on a security will receive the option premium (less any commission), which helps to mitigate the effect of any depreciation in the market value of that security.  However, because the Fund is obligated to sell that security at the exercise price, this strategy also limits the Fund's ability to benefit from an increase in the price of the security above the exercise price.

The Fund may write covered call options on securities.  This means that as long as the Fund is obligated as the writer of a call option, the Fund will own the underlying security.  The Fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Fund to forego future appreciation of the securities covered by the option. The Fund's turnover may increase through the exercise of a call option that it has written; this will generally occur if the market value of the underlying security increases and the Fund has not entered into a closing purchase transaction. When the Fund writes a covered call option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains below the exercise price.

Put Options.    A Fund that writes a put option on a security will receive the option premium (less any commission), which effectively reduces the Fund's acquisition cost for that security.  A Fund that is contemplating an investment in a security but that is uncertain about its near-term price trajectory could write a put option on a security; the premium will provide the Fund with a partial buffer against a price increase, while providing the Fund with an opportunity to acquire the security at the lower exercise price.  However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price).  Accordingly, this strategy may result in unexpected losses if the option is exercised against the Fund at a time when the price of the security has declined below the exercise price by more than the amount of the premium received.

The Fund may only write secured put options, which requires the Fund to segregate cash or securities, through its custodian, having a value at least equal to the exercise price of the put option.  If the value of the segregated securities declines below the exercise price of the put option, the Fund will have to segregate additional assets.  When the Fund writes a secured put option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.

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Exchange-Traded Options.   The Fund may purchase and write put and call options in standard contracts traded on national securities exchanges on securities of issuers.  Options exchanges may provide liquidity in the secondary market. Although the Fund intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. The absence of a liquid market might prevent the Fund from closing an options position, which could impair the Fund’s ability to hedge effectively. The inability to close out a written option position may have an adverse effect on the Fund’s liquidity because it may be required to hold the securities covering or securing the option until the option expires or is exercised.

The information provided above under “Purchasing Options” and “Writing Options” is applicable to exchange-traded options.

Options on Futures Contracts.    The Fund may purchase put or call options, write secured put options or write covered call options on futures contracts that the Fund could otherwise invest in and that are traded on a U.S. exchange or a board of trade.  The Fund may also enter into closing transactions with respect to such options to terminate an existing position.

The Fund may only invest in options on futures contracts to hedge its portfolio securities or its available cash balance and not for speculation or leverage purposes.

                The information provided above under “Purchasing Options” and “Writing Options” is applicable to options on futures contracts, except that references therein to securities should instead refer to futures contracts.

Additional Risks of Options.  If the Fund takes options positions to hedge against a decline in the market and the market later advances, the Fund may suffer a loss on the options that it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the option may move more than or less than the price of the securities being hedged. Where the Fund has taken options positions to hedge against a decline in the market, the price of the futures contract may advance and the value of the portfolio securities in the Fund may decline. If this were to occur, the Fund might lose money on the options and also experience a decline in the value of its portfolio securities.

                The hours of trading for options on U.S. government securities may not correspond exactly to the hours of trading for the underlying securities. To the extent that the options markets close before the U.S. government securities markets close, significant movements in rates and prices may occur in the government securities markets that cannot be reflected in the options markets.

The Fund can close out options on futures in the secondary market only on an exchange or board of trade or with an OTC market maker. Although the Fund intends to purchase or write only such options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option at any particular time. This might prevent the Fund from closing an option on a futures contract, which could require the Fund to make daily margin payments in the event of adverse price movements. If the Fund cannot close out an option position, it may be required to exercise the option to realize any profit or the option may expire worthless.

Although some of the securities underlying an index future contract, an option on an index future contract or an option on an index may not necessarily meet the Fund’s sustainable and socially responsible investment criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.

Swap Agreements (Applies to Calvert Balanced, Bond, Equity and Enhanced Equity)

The Balanced, Bond, Equity and Enhanced Equity Portfolios may invest in swap agreements, which are derivatives that may be used to offset credit, interest rate, market, or other risks.  The Funds will only enter into swap agreements for hedging purposes.  The counterparty to any swap agreements must meet credit guidelines as determined by the Advisor and/or Subadvisor.

The use of swaps is a highly specialized activity that involves investment techniques, costs, and risks (particularly correlation risk) different from those associated with ordinary portfolio securities transactions.  If the Advisor and/or Subadvisor is incorrect in its forecasts of market variables, the investment performance of a Fund may be less favorable than it would have been if this investment technique were not used.

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Credit default swaps are one type of swap agreement that the Bond Portfolio may invest in. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer makes regular fixed payments in return for a contingent payment by the seller upon either (i) the occurrence of an observable credit event that affects the issuer of a specified bond or (ii) a change in the credit spread of a specified bond. The contingent payment may compensate the protection buyer for losses suffered as a result of the credit event. If the protection seller defaults on its obligation to make the payment, the Fund would bear the losses resulting from the credit event. The Bond Portfolio will only invest in credit default swaps for hedging purposes.

Lending Portfolio Securities

The Funds may lend portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, provided the aggregate value of the securities loaned by a Fund will not exceed 33 1/3% of its total assets.  However, the Funds do not currently intend to lend their portfolio securities.

Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and a Fund must be able to terminate any such loan upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities, including sustainability and social responsibility matters.

The advantage of a securities loan is that a Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies, and restrictions.

                Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Funds will make loans of their portfolio securities only to those firms the Advisor and/or Subadvisor deems creditworthy and only on terms the Advisor and/or Subadvisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

U.S. Government-Sponsored Obligations (Applies to Calvert Equity and Enhanced Equity, and Calvert Social Index Fund)

                See “U.S. Government-Sponsored Obligations” in “Supplemental Information on Principal Investment Policies and Risks” above.

U.S. Government-Backed Obligations (Applies To Calvert Equity and Enhanced Equity, and Calvert Social Index Fund)

                See “U.S. Government-Backed Obligations” in “Supplemental Information on Principal Investment Policies and Risks” above.

Charitable Contributions

          On occasion, a Fund may make de minimis charitable contributions to groups intended to further the Fund's sustainable and socially responsible investment purpose, including but not limited to educating investors about sustainable and socially responsible investing.

ADDITIONAL RISK DISCLOSURE

Recent Events in the Financial Markets

Since 2008 the United States and other countries have experienced significant disruptions to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the Funds may invest.  During periods of extreme market volatility, prices of securities held by the Funds may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities.  As a result, the market prices of securities held by the Funds could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

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This instability in the financial markets has led the U.S. government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude the Funds' ability to achieve their investment objectives.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

                Each Fund has adopted the following fundamental investment restrictions. These restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund as defined under the Investment Company Act of 1940, as amended (the “1940 Act”).

(1) Calvert Balanced, Equity, Enhanced Equity and Money Market Portfolios, and the Calvert Social Index Fund: Each Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

(2) No Fund may concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured thereby, or, for Calvert Money Market, domestic bank money market instruments).

(3) No Fund may issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Fund's total assets (including the amount borrowed).

(4) No Fund may underwrite the securities of other issuers, except to the extent that the purchase of obligations, either directly from the issuer, or from an underwriter for an issuer, may be deemed to be an underwriting.

(5) No Fund may invest directly in commodities or real estate, although a Fund may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.

(6) No Fund may lend any security or make any loan, including engaging in repurchase agreements, if as a result, more than 33 1/3% of the Fund’s total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

Under current law, a diversified investment company, with respect to 75% of its total assets, can invest no more than 5% of its total assets in the securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer.

Under the interpretation of the Securities and Exchange Commission ("SEC") staff, "concentrate" means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry or group of industries.

Each Fund may invest up to 10% of its net assets in reverse repurchase agreements.

Under current law a Fund may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Fund may underwrite securities to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in selling a portfolio security.

Nonfundamental Investment Restrictions

                The Board of Trustees/Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

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Calvert Balanced, Bond, and Equity Portfolios may not:

(1) Under normal circumstances, invest less than 80% of its net assets in equities (Equity Portfolio only).

(2) Under normal circumstances, invest less than 80% of its net assets in fixed income securities (Bond Portfolio only).

(3) Purchase the obligations of foreign issuers if, as a result, such securities would exceed 25% of the value of the Fund’s net assets.

(4) Purchase illiquid securities if more than 15% of the value of that Fund’s net assets would be invested in such securities.

(5) Make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts, and options on futures contracts.

(6) Enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund’s net assets.

(7) Purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund's total assets.

(8) Enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of a Fund's total assets. No Fund will make any purchases of securities if borrowing exceeds 5% of its total assets (15% of total assets for the Bond Portfolio).

(9) With respect to Fundamental Investment Restriction (3) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the Fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund's total assets.

Calvert Enhanced Equity Portfolio may not:

(1) Under normal circumstances, invest less than 80% of its net assets in equities, and may not invest less than 65% of its total assets in stocks contained in the Russell 1000 Index.

(2) Purchase illiquid securities if more than 15% of the value of the Fund's net assets would be invested in such securities.

(3) Purchase debt securities (other than money market instruments).

(4) Make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts and options on futures contracts.

(5) Enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund's net assets.

(6) Purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund's total assets.

(7) Enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the Fund's total assets. The Fund will not make any purchases of securities if borrowing exceeds 5% of its total assets.

(8) With respect to Fundamental Investment Restriction (3) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the Fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund's total assets.

Calvert Money Market Portfolio may not:

(1) Purchase the obligations of foreign issuers (except foreign money market instruments that are U.S. dollar denominated).

(2) Purchase illiquid securities if more than 5% of the value of the Fund’s net assets would be invested in such securities.

(3) Make short sales of securities or purchase any securities on margin.

(4) Write, purchase or sell puts, calls or combinations thereof.

(5) Enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of total assets. The Fund will not make any purchases of securities if borrowing exceeds 5% of its total assets.

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(6) With respect to Fundamental Investment Restriction (3) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the Fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund’s total assets.

Calvert Social Index Fund may not:

(1) Under normal circumstances, invest less than 95% of its net assets in stocks contained in the Calvert Social Index®.

(2) Purchase the obligations of foreign issuers, if as a result, foreign securities would exceed 5% of the value of the Fund's net assets.

(3) Purchase illiquid securities if more than 15% of the value of the Fund's net assets would be invested in such securities.

(4) Purchase debt securities (other than money market instruments or High Social Impact Investments).

(5) Enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund's net assets.

(6) Purchase put or call options.

(7) Enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the Fund's total assets. The Fund will not make any purchases of securities if borrowing exceeds 5% of its total assets.

(8) With respect to Fundamental Investment Restriction (3) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the Fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund’s total assets.

With respect to each Fund, except for the liquidity and borrowing restrictions, any investment restriction that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom. Note that the Balanced  and Equity Portfolios have no current intention of investing more than 10% of their respective net assets in below-investment grade, high-yield debt securities.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

                The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").  If for any reason a Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

Distributions of realized net capital gains, if any, are normally paid once a year; however, the Funds do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Utilization of these capital loss carryforwards may be subject to annual limitations under section 382 of the Code.

Capital loss carryforwards as of September 30, 2011 were as follows:

Calvert Balanced	$30,180,557
Calvert Bond	$0
Calvert Equity	$126,561,476
Calvert Enhanced Equity	$11,643,050
Calvert Money Market	$8,842
Calvert Social Index Fund	$5,169,269

                Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.

                The Funds are required to withhold 28% of any reportable dividends and long-term capital gain distributions paid and 28% of each reportable redemption transaction occurring in the Balanced, Equity, Bond and Enhanced Equity Portfolios, and the Social Index Fund if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Funds are notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

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                In addition, the Funds are required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Funds (not applicable to the Money Market Portfolio): (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; (c) the Fund's identifying CUSIP number; and (d) cost basis information for shares acquired on or after January 1, 2012.

                Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a state within the U.S., the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S.-registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens, certain foreign partnerships, and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Funds for further information.

                Many states do not tax the portion of a Fund's dividends which is derived from interest on U.S. government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. government obligations. Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from a Fund in their respective jurisdictions.

                Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert. In addition, for individual investors who meet certain holding period requirements, some dividends may be identified as “qualified dividend income” and be eligible for the reduced federal tax rate.

NET ASSET VALUE

                Shares of the Money Market Portfolio are issued and redeemed at the net asset value per share (“NAV”) of the Fund. The public offering price of the shares of the Balanced, Equity, Bond and Enhanced Equity Portfolios, and the Social Index Fund is the respective NAV per share (plus, for Class A shares, the applicable sales charge). A Fund's NAV per share is determined by dividing the total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for each class. The Money Market Portfolio attempts to maintain a constant NAV of $1.00 per share; the NAVs of the other Funds fluctuate based on the respective market values of the Funds' investments. The NAV per share of each of the Funds is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds do not determine NAV on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In calculating NAV, the Fund follows standard industry practice by recording security transactions and their valuations on the business day following the security transaction trade date. This practice is known as “trade date plus one” or “T + 1 accounting”. Thus, changes in holdings of portfolio securities are reflected in the first calculation of NAV on the first business day following the trade date, as permitted by applicable law. Security transactions for money market instruments are recorded on the trade date.

                The Money Market Portfolio’s assets, including securities subject to repurchase agreements, are normally valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

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                Below is a specimen price-make-up sheet showing how the Funds calculate the total offering price per share.

Net Asset Value and Offering Price per Share, as of September 30, 2011

Calvert Balanced
Class A net asset value per share	$26.19
($405,715,813/15,490,157 shares)
Maximum sales charge, Class A	$1.31
(4.75% of offering price)
Offering price per share, Class A	$27.50

Class B net asset value and offering price per share	$ 25.96
($9,305,705/358,415 shares)

Class C net asset value and offering price per share	$25.72
($24,335,256/946,079 shares)

Class I net asset value and offering price per share	$26.49
($1,820,054/68,702 shares)

Calvert Bond
Class A net asset value per share	$15.85
($516,883,918/32,612,214 shares)
Maximum sales charge	$0.62
(3.75% of offering price)
Offering price per share, Class A	$16.47

Class B net asset value and offering price per share	$15.74
($5,635,205/358,123 shares)

Class C net asset value and offering price per share	$15.76
($47,122,799/2,990,866 shares)

Class I net asset value and offering price per share	$15.85
($224,792,457/14,180,597 shares)

Class Y net asset value and offering price per share	$15.93
($26,987,351/1,693,691 shares)

Calvert Equity
Class A net asset value per share	$32.91
($1,297,315,275/39,419,494 shares)
Maximum sales charge, Class A	$1.64
(4.75% of offering price)
Offering price per share, Class A	$34.55

Class B net asset value and offering price per share	$28.40
($35,852,078/1,262,505 shares)

Class C net asset value and offering price per share	$26.24
($132,658,291/5,056,423 shares)

Class I net asset value and offering price per share	$35.22
($535,829,055/15,212,884 shares)

Class Y net asset value and offering price per share	$33.25
($66,377,202/1,996,188 shares)

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Calvert Enhanced Equity
Class A net asset value per share	$15.16
($32,183,831/2,122,974 shares)
Maximum sales charge, Class A	$0.76
(4.75% of offering price)
Offering price per share, Class A	$15.92

Class B net asset value and offering price per share	$13.57
($1,704,375/125,562 shares)

Class C net asset value and offering price per share	$13.82
($5,962,080/431,540 shares)

Class I net asset value and offering price per share	$15.45
($31,034,555/2,009,068 shares)

Calvert Money Market
Class O net asset value per share	$1.00
($142,594,955/142,664,064 shares)

Calvert Social Index Fund
Class A net asset value per share	$10.35
($71,740,783/6,933,965 shares)
Maximum sales charge, Class A	$0.52
(4.75% of offering price)
Offering price per share, Class A	$10.87

Class B net asset value and offering price per share	$9.87
($2,323,693/235,392 shares)

Class C net asset value and offering price per share	$9.87
($6,097,549/617,845 shares)

Class I net asset value and offering price per share	$10.52
($26,741,418/2,541,852 shares)

CALCULATION OF YIELD AND TOTAL RETURN

Calvert Money Market: Yield

                From time to time, the Money Market Portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Portfolio refers to the actual income generated by an investment in the Portfolio over a particular base period of time. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. The Money Market Portfolio's "effective yield" for a seven-day period is its annualized compounded yield during the period, calculated according to the following formula:

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Effective yield = (base period return + 1)365/7 -1

                The "effective yield" is calculated like yield, but assumes reinvestment of earned income. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ended September 30, 2011, the Money Market Portfolio's yield was 0.01% and its effective yield was 0.01%.

Calvert Bond: Yield

                The Bond Portfolio may also advertise its yield from time to time. Yield is calculated separately for each Class of the Portfolio. Yield quotations are historical and are not intended to indicate future performance. Yield quotations for the Bond Portfolio refer to the aggregate imputed yield-to-maturity of each of the Portfolio's investments based on the market value as of the last day of a given thirty-day or one-month period, less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares entitled to receive dividends times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semiannual, basis. The Bond Portfolio's yield is computed according to the following formula:

Yield = 2 (a-b/cd+1)6 - 1

where a = dividends and interest earned during the period using the aggregate imputed yield-to maturity for each of the Portfolio's investments as noted above; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. Using this calculation, the Bond Portfolio's yield for the month ended September 30, 2011 was 2.50% for Class A shares, 1.54% for Class B shares, 1.80% for Class C shares, 3.23% for Class I shares and 2.92% for Class Y shares.

                The yield of both the Money Market and Bond Portfolios will fluctuate in response to changes in interest rates and general economic conditions, portfolio quality, portfolio maturity, and operating expenses. Yield is not fixed or insured and therefore is not comparable to a savings or other similar type of account. Yield during any particular time period should not be considered an indication of future yield. It is, however, useful in evaluating a Portfolio’s performance in meeting its investment objective.

Calvert Balanced, Equity, Bond, and Enhanced Equity Portfolios, and Calvert Social Index Fund: Total Return and Other Quotations

                The Balanced, Equity, Bond, and Enhanced Equity Portfolios and the Social Index Fund may each advertise "total return." Total return is calculated separately for each class. Total return differs from yield in that yield figures measure only the income component of a Fund's investments, while total return includes not only the effect of income dividends but also any change in NAV, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. Note: "Total Return" as quoted in the Financial Highlights section of the applicable Fund's Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not  reflect deduction of the sales charge, and corresponds to "return without maximum load" (or "w/o max load" or "at NAV") as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.  Total return before taxes is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

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Total return after taxes on distributions is computed according to the following formula:

P(1 + T)n = ATVD

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distribution); n = number of years, and ATVD  = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.

                Total return after taxes on distributions and sale of fund shares is computed according to the following formula:

P(1 + T)n = ATVDR

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions and redemption); n = number of years and ATVDR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions and redemption.

                Total return is historical in nature and is not intended to indicate future performance. All total return quotations, including returns after taxes, reflect the deduction of the Fund's maximum sales charge ("return with maximum load"), except quotations of "return without maximum load" (or "without CDSC" or "at NAV") which do not deduct a sales charge. Return without maximum load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages.  Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for return with maximum load, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated.  Class I shares do not have a sales charge.

In the table below, after-tax returns are shown only for Class A shares.  The standardized total return for Class I shares of the Enhanced Equity Portfolio is "linked" to the Class A total return for the period January 18, 2002 through April 29, 2005 because there were no shareholders in Class I for this period. In the table below, Class I performance results for the Enhanced Equity Portfolio for the period January 18, 2002 through April 29, 2005 are for Class A at NAV (i.e.,  they do not reflect the deduction of the Class A front-end sales charge.)  The standardized total return for Class I shares of the Balanced Portfolio is "linked" to the Class A total return for the period June 30, 2003 through December 27, 2004 because there were no shareholders in Class I for this period. In the table below, Class I performance results for the Balanced Portfolio for the period June 30, 2003 through December 27, 2004 are for Class A at NAV (i.e.,  they do not reflect the deduction of the Class A front-end sales charge.) Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees. The standardized total return for Class Y shares of the Bond and Equity Portfolios is “linked” to the Class A total return for the period prior to October 31, 2008, the inception date for Class Y shares. In the table below, Class Y performance results for the Bond and Equity Portfolios for the period prior to October 31, 2008 are for Class A at NAV (i.e.  they do not reflect the deduction for the Class A front-end sales charge). Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

                Returns for the Balanced, Bond, Equity, and Enhanced Equity Portfolios' shares and for the Social Index Fund's shares for the periods indicated are as follows:

29

Before Taxes
Periods Ended	Class A		Class B		Class C		Class I	Class Y
September 30, 2011	Total Return		Total Return		Total Return		Total Return	Total Return
	With	Without	With	Without	With	Without
	Maximum Load		CDSC		CDSC
Calvert Balanced*
One Year	-2.96%	1.86%	-4.18%	0.82%	-0.04%	0.96%	2.33%
Five Years	-0.72%	0.25%	-0.95%	-0.75%	-0.63%	-0.63%	0.77%
Ten Years	2.33%	2.83%	1.79%	1.79%	1.86%	1.86%	3.28%
From Inception[1]	7.18%	7.36%	0.95%	0.95%	3.61%	3.61%	2.08%

Calvert Bond**
One Year	-0.94%	2.90%	-2.16%	1.84%	1.14%	2.14%	3.58%	3.23%
Five Years	3.88%	4.68%	3.63%	3.63%	3.87%	3.87%	5.28%	4.84%
Ten Years	4.76%	5.16%	4.15%	4.15%	4.28%	4.28%	5.76%	5.23%
From Inception[2]	6.79%	6.95%	4.53%	4.53%	4.53%	4.53%	6.46%	6.99%

Calvert Equity**
One Year	-3.72%	1.07%	-4.79%	0.21%	-0.66%	0.34%	1.64%	1.43%
Five Years	0.33%	1.31%	0.22%	0.42%	0.53%	0.53%	1.87%	1.50%
Ten Years	3.60%	4.11%	3.21%	3.21%	3.30%	3.30%	4.68%	4.21%
From Inception[3]	6.63%	6.85%	3.43%	3.43%	5.53%	5.53%	4.66%	6.89%

Calvert Enhanced Equity*
One Year	-3.40%	1.43%	-5.00%	0.00%	-0.56%	0.44%	1.95%
Five Years	-3.48%	-2.55%	-3.90%	-3.71%	-3.41%	-3.41%	-2.01%
Ten Years	1.60%	2.10%	0.97%	0.97%	1.13%	1.13%	2.43%
From Inception[4]	1.09%	1.45%	0.33%	0.33%	0.73%	0.73%	1.81%

Calvert Social Index Fund
One Year	-5.27%	-0.57%	-6.52%	-1.60%	-2.58%	-1.60%	-0.06%
Five Years	-3.26%	-2.32%	-3.48%	-3.28%	-3.28%	-3.28%	-1.77%
Ten Years	0.98%	1.47%	0.45%	0.45%	0.47%	0.47%	1.95%
From Inception[5]	-2.96%	-2.53%	-3.49%	-3.49%	-3.49%	-3.49%	-2.08%

* Performance for Class I shares is "linked" to Class A shares because there were no Class I shareholders of Calvert Balanced for the period of 6/30/03 through 12/27/04, and there were no Class I shareholders of Calvert Enhanced Equity for the period of 1/18/02 through 4/29/05, as indicated above.

** Performance for Class Y shares is “linked” to Class A shares for the period prior to October 31, 2008, the actual inception date for Class Y shares.

After Taxes on Distributions

Periods Ended	Class A
September 30, 2011	Total Return
With Maximum Load
Calvert Balanced
One Year	-3.15%
Five Years	-1.23%
Ten Years	1.84%
From Inception	5.58%

Calvert Bond
One Year	-2.23%
Five Years	2.33%
Ten Years	2.88%
From Inception	4.43%

Calvert Equity
One Year	-3.72%
Five Years	-0.21%
Ten Years	3.24%
From Inception	5.70%

Calvert Enhanced Equity
One Year	-3.47%
Five Years	-3.87%
Ten Years	1.34%
From Inception	0.87%

Calvert Social Index Fund
One Year	-5.36%
Five Years	-3.41%
Ten Years	0.84%
From Inception	-3.08%
30

After Taxes on Distributions and Sale of Fund Shares

Periods Ended	Class A
September 30, 2011	Total Return
With Maximum Load
Calvert Balanced
One Year	-1.79%
Five Years	-0.74%
Ten Years	1.83%
From Inception	5.53%

Calvert Bond
One Year	-0.63%
Five Years	2.42%
Ten Years	2.95%
From Inception	4.42%

Calvert Equity
One Year	-2.42%
Five Years	0.23%
Ten Years	3.08%
From Inception	5.44%

Calvert Enhanced Equity
One Year	-2.11%
Five Years	-2.89%
Ten Years	1.40%
From Inception	0.94%

31

Calvert Social Index Fund
One Year	-3.29%
Five Years	-2.75%
Ten Years	0.82%
From Inception	-2.47%

1	Inception Dates for Calvert Balanced:		3	Inception Dates for Calvert Equity:
	Class A	October 21, 1982		Class A	August 24, 1987
	Class B	March 31, 1998		Class B	March 31, 1998
	Class C	March 1, 1994		Class C	March 1, 1994
	Class I	February 26, 1999		Class I	November 1, 1999
Class Y

October 31, 2008 is the actual inception date. For the period prior to October 31, 2008, Class Y investment performance, including “from inception” performance, is “linked” to Class A at NAV performance, as stated above.

2	Inception Dates for Calvert Bond:		4	Inception Dates for Calvert Enhanced Equity:
	Class A	August 24, 1987		Class A	April 15, 1998
	Class B	March 31, 1988		Class B	April 15, 1998
	Class C	June 1, 1998		Class C	June 1, 1998
	Class I	March 31, 2000		Class I	April 15, 1998
	Class Y	October 31, 2008 is the actual inception date. For the period prior to October 31, 2008, Class Y investment performance, including “from inception” performance, is “linked” to Class A at NAV performance, as stated above.	5	Inception Dates for Calvert Social Index Fund:
				All Classes	June 30, 2000

Total return, like yield and NAV per share, fluctuates in response to changes in market conditions.  Neither total return nor yield for any particular time period should be considered an indication of future return.

PURCHASE AND REDEMPTION OF SHARES

                Each Fund has authorized one or more broker/dealers to receive on its behalf purchase and redemption orders.  Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, receives the order in good order.  The customer orders will be priced at the Fund's NAV next computed after they are received by an authorized broker/dealer or the broker/dealer's authorized designee.

                The Funds have no  arrangement with any person to permit frequent purchases and redemptions of Fund shares.

                Share certificates will not be issued unless requested in writing by the investor.  If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request.  This could result in delays.  If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person.  No certificates will be issued for fractional shares.

                Each Fund has filed a notice of election with the SEC pursuant to Rule 18f-1 under the 1940 Act.  The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the net asset value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash.) The notice of election is irrevocable while Rule 18f-1 is in effect unless the SEC permits the withdrawal of such notice.

                See the Prospectus for additional details on purchases and redemptions.

32

TRUSTEES/DIRECTORS AND OFFICERS

                Each Fund's Board of Trustees/Directors supervises that Fund's activities and reviews its contracts with companies that provide it with services.  Business information about the Trustees/Directors as well as information regarding the experience, qualifications, attributes and skills of the Trustees/Directors is provided below.  Independent Trustees/Directors refers to those Trustees/Directors who are not “interested persons” as that term is defined in the 1940 Act and the rules thereunder.

Position

Position

# of Calvert

Other

Name &

With

Start

Principal Occupation

Portfolios

Directorships During

Age

Fund

Date

During Last 5 Years

Overseen

the Past Five Years

INDEPENDENT TRUSTEES/DIRECTORS
REBECCA L. ADAMSON AGE: 62	Trustee of CSIF Director of CSIS	1989 2000	President of the national non-profit, First People’s Worldwide, formerly First Nations Financial Project. Founded by her in 1980, First People’s Worldwide is the only American Indian alternative development institute in the country.	15	• Bay & Paul Foundation
RICHARD L. BAIRD, JR.

AGE: 63

	Chair and Trustee of CSIF Chair and Director of CSIS	1982 2000	President and CEO of Adagio Health Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	25	None
JOHN G. GUFFEY, JR. AGE: 63	Trustee of CSIF Director of CSIS	1982 2000	President of Aurora Press Inc., a privately held publisher of trade paperbacks.	25	• Ariel Funds (3) • Calvert Social Investment Foundation • Calvert Ventures, LLC
MILES D. HARPER, III AGE: 49	Trustee of CSIF Director of CSIS	2005 2005	Partner, Gainer Donnelly & Desroches (public accounting firm) since January 1999.	15	• Bridgeway Funds (14)
JOY V. JONES AGE: 61	Trustee of CSIF Director of CSIS	1990 2000	Attorney.	15	• Director, Conduit Street Restaurants Limited

	Position

		Position		# of Calvert	Other
Name &	With	Start	Principal Occupation	Portfolios	Directorships During
Age	Fund	Date	During Last 5 Years	Overseen	the Past Five Years
TERRENCE J. MOLLNER, Ed.D. AGE: 67	Trustee of CSIF Director of CSIS	1982 2000	Founder, Chairperson and President of The Love Skill Foundation, Inc., an educational organization focused on the personal skills and organizations described in Dr. Mollner’s book, The Love Skill: We Are Mastering the 7 Layers of Human Maturity, particularly businesses that freely chose to give priority to the common good. Chairperson, Stakeholder of Capital, Inc., an asset management firm and financial services provider in Amherst, MA.	15	• Calvert Social Investment Foundation • Ben & Jerry's Homemade, Inc. • ArtNOW, Inc. • Yourolivebranch.org
SYDNEY A. MORRIS AGE: 62	Trustee of CSIF Director of CSIS	1982 2000	The Rev. Dr. Morris currently serves as Parish Minister to the Keweenaw Unitarian Universalist Fellowship in Houghton, MI. She is a graduate of Harvard Divinity School and is immediate past chair of the Unitarian Universalist National Committee on Socially Responsible Investing.	15	None
INTERESTED TRUSTEES/DIRECTORS
BARBARA J. KRUMSIEK* AGE: 59	Trustee & Senior Vice President of CSIF, Director & Senior Vice President of CSIS	1997	President, Chief Executive Officer and Chair of Calvert Investments, Inc.	43	• Calvert Social Investment Foundation • Pepco Holdings, Inc. • Acacia Life Insurance Company (Chair) • Griffin Realty Corp.
D. Wayne Silby, Esq.* AGE: 63	Trustee of CSIF, Director of CSIS, President	1982	Mr. Silby is the founding Chair of the Calvert Funds. He is the Chair-Elect and a principal of Syntao.com, a Beijing-based company promoting corporate social responsibility.	25	• UNIFI Mutual Holding Company • Calvert Social Investment Foundation • Giving Assets, Inc. • Studio School Fund • Syntao.com China • The ICE Organization

33

Position

Position

Principal Occupation

During Last 5 Years

Name &

With

Start

Age

Fund

Date

OFFICERS

MICHAEL T. ABRAMO

Age: 38	Vice President	2011	Vice President of the Advisor (since 2011) and portfolio manager for Calvert’s taxable fixed-income funds.

KAREN BECKER

Age: 59	Chief Compliance Officer	2005	Chief Compliance Officer for the Calvert Funds and Head of the Securities Operations Department for the Advisor.
SUSAN walker Bender, Esq. AGE: 53	Assistant Vice President & Assistant Secretary	1988	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
THOMAS DAILEY AGE: 47	Vice President of CSIF	2004	Vice President of the Advisor and lead portfolio manager for Calvert’s taxable and tax-exempt money market funds and municipal funds. .
MATTHEW DUCH Age: 36	Vice President	2011	Vice President of the Advisor (since 2011) and portfolio manager for Calvert’s taxable fixed-income funds.
IVY WAFFORD DUKE, Esq. AGE: 43	Assistant Vice President & Assistant Secretary	1996	Assistant Vice President, Assistant Secretary and Deputy General Counsel of Calvert Investments, Inc., and Chief Compliance Officer for the Advisor and Calvert Investment Distributors, Inc.
PATRICK FAUL AGE: 47	Vice President	2010

Vice President of the Advisor since 2008, and Head of Credit Research for the Advisor since 2009. Prior to 2009, Mr. Faul was Co-Head of Credit Research (2008) and a Senior Securities Analyst (prior to 2008) for the Advisor.

TRACI L. GOLDT AGE: 38	Assistant Secretary	2004	Electronic Filing and Administrative Operations Manager (since 2011) and Executive Assistant to General Counsel (prior to 2011), Calvert Investments, Inc.
HUI PING HO, CPA AGE: 47	Assistant Treasurer	2000	Assistant Treasurer and Tax Compliance Manager of Calvert Investments, Inc.
LANCELOT A. KING, Esq. AGE: 41	Assistant Vice President & Assistant Secretary	2002	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
edith lillie aGE: 55	Assistant Secretary	2007	Assistant Secretary (since 2007) and Regulatory Matters Manager of Calvert Investments, Inc.
AUGUSTO DIVO MACEDO, Esq. AGE: 49	Assistant Vice President & Assistant Secretary	2007	Assistant Vice President, Assistant Secretary, and Associate Counsel Compliance of Calvert Investments, Inc.
JANE B. MAXWELL, Esq. AGE: 59	Assistant Vice President & Assistant Secretary	2005	Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Investments, Inc.

Position

Position

Principal Occupation

			During Last 5 Years

Name &

With

Start

Age

Fund

Date

ANDREW K. NIEBLER, Esq. AGE: 44	Assistant Vice President & Assistant Secretary	2006	Assistant Vice President, Assistant Secretary & Associate General Counsel of Calvert Investments, Inc.
CATHERINE P. ROY AGE: 55	Vice President	2004	Senior Vice President of the Advisor and Chief Investment Officer – Fixed Income.
William M. Tartikoff, Esq. AGE: 64	Vice President & Secretary	1990	Senior Vice President, Secretary, and General Counsel of Calvert Investments, Inc.
NATALIE TRUNOW AGE: 44	Vice President	2008

Executive President of the Advisor, and Chief Investment Officer - Equities. Prior to joining Calvert in August 2008, Ms. Trunow was the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

Ronald M. WolfsheimeR,CPA AGE: 59	Treasurer	1982	Executive Vice President snd Chief Financial and Administrative Officer of Calvert Investments, Inc.
MICHAEL V. YUHAS JR., CPA AGE: 50	Fund Controller	1999	Vice President of Fund Administration of Calvert Investment Administrative Services, Inc.
34

*Ms. Krumsiek is an interested person of the Funds since she is an Officer and Director of each Fund's Advisor and certain affiliates.  Mr. Silby is an interested person of the Funds since he is a Director of the parent company of each Fund's Advisor.

The address of the Trustees/Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, with the exception of Mr. Silby, whose address is 1715 18th Street, N.W., Washington, DC  20009. As of December 31, 2011, the Trustees/Directors and Officers as a group owned less than 1% of each Fund's outstanding shares.

Additional Information about the Trustees/Directors

Each Fund’s Board of Trustees/Directors believes that each Trustee’s/Director’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees/Directors lead to the conclusion that the Trustees/Directors possess the requisite experience, qualifications, attributes and skills to serve on the Board.  Each Board of Trustees/Directors believes that the Trustees’/Directors’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, Subadvisors, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees/Directors, support this conclusion.  Each Board of Trustees/Directors has also considered the contributions that each Trustee/Director can make to the Board and the Funds.  In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee/Director:  Ms. Adamson, experience as a president of a non-profit organization and experience as a board member of a private foundation; Mr. Baird, experience as a chief executive officer of a non-profit corporation; Mr. Guffey, experience as a director and officer of private companies and experience as a board member of various organizations; Mr. Harper, experience as a partner of a public accounting firm and experience as a board member of a mutual fund complex; Ms. Jones, legal experience and experience as a director of a private foundation; Mr. Mollner, experience as a board member of various organizations; Rev. Dr. Morris, ecclesiastical leadership experience; Ms. Krumsiek, leadership roles within the Advisor and certain of its affiliates and experience as a board member of various organizations; and Mr. Silby, experience as a director and officer of private companies and experience as a board member of various organizations.  References to the experience, qualifications, attributes and/or skills of the Trustees/Directors are pursuant to requirements of the SEC, do not constitute holding out of a Board or any Trustee/Director as having special expertise or experience, and shall not impose any greater responsibility or liability on any such Trustee/Director or on a Board by reason thereof.

35

Board Structure

Each Fund’s Board of Trustees/Directors is responsible for overseeing the management and operations of the Funds.  Each Board consists of seven Independent Trustees/Directors and two Trustees/Directors who are interested persons of the Funds.  Richard L. Baird, Jr., who is an Independent Trustee/Director, serves as Chairperson of each Board.  Each Board of Trustees/Directors has five standing Committees:  the Governance Committee, the Audit Committee, the Social Committee, the Investment Performance Oversight Committee and the Special Equities Committee.  Each of the Governance, Audit, Social and Investment Performance Oversight Committees is chaired by an Independent Trustee/Director.  In addition, each of the Governance and Audit Committees is composed solely of Independent Trustees/Directors.

                Through the Governance and Audit Committees, the Independent Trustees/Directors consider and address important matters involving the Funds, including those presenting conflicts or potential conflicts of interest for Fund management.  The Independent Trustees/Directors also regularly meet outside the presence of Fund management and are advised by independent legal counsel.  Each Fund’s Board of Trustees/Directors has determined that its committees help ensure that the Funds have effective and independent governance and oversight.  Each Board of Trustees/Directors has also determined that its leadership structure is appropriate.

The Governance Committee addresses matters of fund governance, including policies on Trustee/Director compensation and on Board and Committee structure and responsibilities; the functions of the Governance Committee of each Board also include those of a Nominating Committee, e.g.,  initiation and consideration of nominations for the appointment or election of independent Trustees/Directors of the Board.  These matters were addressed in meetings held nine times in the past fiscal year.  The current members of this Committee are Ms. Adamson, Rev. Dr. Morris and Mr. Baird, each an independent Trustee/Director.

The Audit Committee approves and recommends to the Board independent public accountants to conduct the annual audit of each Fund’s financial statements; reviews with the independent public accountants the outline, scope, and results of the annual audit; and reviews the performance and fees charged by the independent public accountants for professional services.  In addition, the Audit Committee meets with each Fund’s independent public accountants and representatives of Fund management to review accounting activities and areas of financial reporting and control. The Audit Committee also oversees Calvert’s High Social Impact Investments program and Fund purchases of Community Investment Notes issued by the Calvert Social Investment Foundation. This Committee met  eleven times in the past fiscal year. The current members of this Committee are Ms. Jones and Messrs. Baird, Harper and Mollner, each an independent Trustee/Director.

The Social Committee addresses matters relating to the sustainable and socially responsible investment criteria used by the Funds and their application. This Committee met five times in the past fiscal year.  The current members of this Committee are Mses. Adamson, Jones and Krumsiek, and Rev. Dr. Morris. With the exception of Ms. Krumsiek, the members of this Committee are Independent Trustees/Directors.

The Investment Performance Oversight Committee oversees the Funds’ investment performance, including the performance of the Funds’ subadvisors. This Committee met five times in the past fiscal year.  The current members of this Committee are Ms. Krumsiek and Messrs. Guffey, Harper and Silby. With the exceptions of Ms. Krumsiek and Mr. Silby, the members of this Committee are Independent Trustees/Directors.

The Special Equities Committee oversees the Funds’ Special Equities program, including review, selection and fair valuation of the social venture capital investments. This Committee met twelve times in the past fiscal year. The current members of this Committee are Ms. Krumsiek and Messrs. Guffey, Mollner and Silby.  With the exceptions of Ms. Krumsiek and Mr. Silby, the members of this Committee are Independent Trustees/Directors.

Each Board of Trustees/Directors has retained Lipper Analytical Services, Inc. to provide the Board with an independent analysis of investment performance and expenses for each Fund, in connection with the Board’s annual consideration of the renewal of the Funds’ investment advisory, subadvisory and underwriting agreements, as required by Section 15(c) of the 1940 Act.

36

Board Oversight of Risk

An integral part of each Board’s overall responsibility for overseeing the management and operations of the Funds is the Board’s oversight of the risk management of the Funds’ investment programs and business affairs.  The Funds are subject to a number of risks, such as investment risk, credit and counterparty risk, valuation risk, risk of  operational failure or lack of business continuity, and legal, compliance and regulatory risk.  The Funds, the Advisor, the Subadvisors and other service providers to the Funds have implemented various processes, procedures and controls to identify risks to the Funds, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur.  Different processes, procedures and controls are employed with respect to different types of risks.

Each Fund’s Board of Trustees/Directors exercises oversight of the risk management process primarily through the Audit and Investment Performance Oversight Committees, and through oversight by the Board itself.  In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Funds, each Board of Trustees/Directors requires management of the Advisor and the Funds, including the Funds’ Chief Compliance Officer (“CCO”), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings. Each Board and each Audit Committee receive regular reports from the Funds’ independent public accountants on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Directors meet with the Funds’ CCO, including outside the presence of management, to discuss issues related to compliance.  Furthermore, each Board receives a quarterly report from the Funds’ CCO regarding the operation of the compliance policies and procedures of the Fund and its primary service providers.  Each Board and each Investment Performance Oversight Committee also receive regular reports from the Advisor on the investments and securities trading of the Funds, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Funds’ securities.  Each Board also receives reports from the Funds’ primary service providers, including the Subadvisors, regarding their operations as they relate to the Funds.

Trustees’/Directors’ Ownership of Fund Shares

The Trustees/Directors owned shares in the Funds and in all other Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2011:

Calvert Balanced

	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
	Securities in the	in All Registered Investment Companies Overseen
Name of Trustee	Fund	By Trustee in Calvert Family of Funds

Independent Trustees
Rebecca Adamson	None	>$100,000
Richard L. Baird, Jr.	$10,001-$50,000	>$100,000
John G. Guffey, Jr.	$50,001-$100,000	>$100,000
Miles D. Harper, III	None	>$100,000
Joy V. Jones	None	>$100,000
Terrence J. Mollner	None	$10,001-$50,000
Sydney A. Morris	$1-$10,000	$50,001-$100,000
Interested Trustees
Barbara J. Krumsiek	None	>$100,000
D. Wayne Silby	$10,001-$50,000	>$100,000

37

Calvert Bond

	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
	Securities in the	in All Registered Investment Companies Overseen
Name of Trustee	Fund	By Trustee in Calvert Family of Funds

Independent Trustees
Rebecca Adamson	$1-$10,000	>$100,000
Richard L. Baird, Jr.	None	>$100,000
John G. Guffey, Jr.	>$100,000	>$100,000
Miles D. Harper, III	$50,001-$100,000	>$100,000
Joy V. Jones	>$100,000	>$100,000
Terrence J. Mollner	None	$10,001-$50,000
Sydney A. Morris	$10,001-$50,000	$50,001-$100,000
Interested Trustees
Barbara J. Krumsiek	None	>$100,000
D. Wayne Silby	$50,001-$100,000	>$100,000

Calvert Equity

	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
	Securities in the	in All Registered Investment Companies Overseen
Name of Trustee	Fund	By Trustee in Calvert Family of Funds

Independent Trustees
Rebecca Adamson	$10,001-$50,000	>$100,000
Richard L. Baird, Jr.	>$100,000	>$100,000
John G. Guffey, Jr.	>$100,000	>$100,000
Miles D. Harper, III	>$100,000	>$100,000
Joy V. Jones	>$100,000	>$100,000
Terrence J. Mollner	$1-$10,000	$10,001-$50,000
Sydney A. Morris	$10,001-$50,000	$50,001-$100,000
Interested Trustees
Barbara J. Krumsiek	>$100,000	>$100,000
D. Wayne Silby	>$100,000	>$100,000

Calvert Enhanced Equity

	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
	Securities in the	in All Registered Investment Companies Overseen
Name of Trustee	Fund	By Trustee in Calvert Family of Funds

Independent Trustees
Rebecca Adamson	None	>$100,000
Richard L. Baird, Jr.	>$100,000	>$100,000
John G. Guffey, Jr.	$50,001-$100,000	>$100,000
Miles D. Harper, III	None	>$100,000
Joy V. Jones	None	>$100,000
Terrence J. Mollner	None	$10,001-$50,000
Sydney A. Morris	$1-$10,000	$50,001-$100,000
Interested Trustees
Barbara J. Krumsiek	None	>$100,000
D. Wayne Silby	$10,001-$50,000	>$100,000

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Calvert Money Market

	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
	Securities in the	in All Registered Investment Companies Overseen
Name of Trustee	Fund	By Trustee in Calvert Family of Funds

Independent Trustees
Rebecca Adamson	>$100,000	>$100,000
Richard L. Baird, Jr.	None	>$100,000
John G. Guffey, Jr.	None	>$100,000
Miles D. Harper, III	None	>$100,000
Joy V. Jones	None	>$100,000
Terrence J. Mollner	None	$10,001-$50,000
Sydney A. Morris	$1-$10,000	$50,001-$100,000
Interested Trustees
Barbara J. Krumsiek	None	>$100,000
D. Wayne Silby	$10,001-$50,000	>$100,000

Calvert Social Index Fund

	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
	Securities in the	in All Registered Investment Companies Overseen
Name of Director	Fund	By Director in Calvert Family of Funds

Independent Directors
Rebecca Adamson	None	>$100,000
Richard L. Baird, Jr.	$10,001-$50,000	>$100,000
John G. Guffey, Jr.	$10,001-$50,000	>$100,000
Miles D. Harper, III	None	>$100,000
Joy V. Jones	$1-$10,000	>$100,000
Terrence J. Mollner	None	$10,001-$50,000
Sydney A. Morris	$1-$10,000	$50,001-$100,000
Interested Directors
Barbara J. Krumsiek	None	>$100,000
D. Wayne Silby	None	>$100,000

                .

Trustees’/Directors’ Compensation

Trustee Compensation Table

Calvert Social Investment Fund

                The following table (unaudited numbers) sets forth information describing the compensation of each Trustee for his/her services to the Funds for each Fund’s most recent fiscal year ended September 30, 2011 and to all of the portfolios in the Fund Complex, as defined below. Each portfolio within the Calvert Social Investment Fund is responsible for a proportionate share of these payments.

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Name of Person, Position	Aggregate Compensation From Funds (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Funds’ Expenses	Total Compensation From Funds and Fund Complex Paid to Trustees***
Rebecca Adamson** (Trustee)	$42,198	$3,776	$63,000
Richard L. Baird, Jr.** (Trustee)	$42,198	$21,099	$136,250
John Guffey, Jr.** (Trustee)	$48,873	$7,589	$119,500
Miles D. Harper, III** (Trustee)	$43,873	$43,873	$65,500
Joy V. Jones** (Trustee)	$43,873	$27,865	$65,500
Terrence J. Mollner, Ed.D** (Trustee)	$42,198	$0	$63,000
Sydney A. Morris** (Trustee)	$43,873	$0	$65,500
Barbara J. Krumsiek* (Trustee & President)	$0	$0	$0
D. Wayne Silby, Esq.*,** (Trustee & Chair)	$45,897	$13,769	$120,500

*Ms. Krumsiek is an interested person of the Funds since she is an Officer and Director of the Advisor and certain affiliates. Mr. Silby is an interested person of the Funds since he is a Director of the parent company of the Advisor.

**Mses. Adamson and Jones, Rev. Dr. Morris and Messrs. Baird, Guffey, Harper, Mollner and Silby have chosen to defer a portion of their compensation. As of September 30, 2011, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $193,744; $497,127; $78,033; $415,067; $414,191; $367,999; $26,064; and $634,255, for each of them, respectively.

***As of September 30, 2011, the Fund Complex consisted of forty-two (42) Funds; there were forty-three (43) Funds as of January 31, 2012.

Trustees/Directors not employed by the Advisor or its affiliates may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any Calvert Fund through the Trustees/Directors Deferred Compensation Plan. Management believes this will have a negligible effect on each Fund's assets, liabilities, net assets, and net income per share.

40

Director Compensation Table

Calvert Social Index Series, Inc.

                The following table (unaudited numbers) sets forth information describing the compensation of each Director for his/her services to the Fund for the Fund’s most recent fiscal year ended September 30, 2011 and to all of the portfolios in the Fund Complex, as defined below.

Name of Person, Position	Aggregate Compensation From Funds (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Funds’ Expenses	Total Compensation From Funds and Fund Complex Paid to Directors***
Rebecca Adamson** (Director)	$1,505	$136	$63,000
Richard L. Baird, Jr.** (Director)	$1,505	$753	$136,250
John Guffey, Jr.** (Director)	$1,565	$270	$119,500
Miles D. Harper, III** (Director)	$1,565	$1,565	$65,500
Joy V. Jones** (Director)	$1,565	$996	$65,500
Terrence J. Mollner, Ed.D** (Director)	$1,505	$0	$63,000
Sydney A. Morris** (Director)	$1,565	$0	$65,500
Barbara J. Krumsiek* (Director & President)	$0	$0	$0
D. Wayne Silby, Esq.*,** (Director & Chair)	$1,637	$491	$120,500

*Ms. Krumsiek is an interested person of the Funds since she is an Officer and Director of the Advisor and certain affiliates. Mr. Silby is an interested person of the Funds since he is a Director of the parent company of the Advisor.

**Mses. Adamson and Jones, Rev. Dr. Morris and Messrs. Baird, Guffey, Harper, Mollner and Silby have chosen to defer a portion of their compensation. As of September 30, 2011, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $193,744; $497,127; $78,033; $415,067; $414,191; $367,999; $26,064; and $634,255, for each of them, respectively.

***As of September 30, 2011, the Fund Complex consisted of forty-two (42) Funds; there were forty-three (43) Funds as of January 31, 2012.

41

                                Trustees/Directors not affiliated with the Advisor may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any Calvert Fund through the Trustees/Directors Deferred Compensation Plan. Management believes this will have a negligible effect on each Fund's assets, liabilities, net assets, and net income per share.

INVESTMENT ADVISOR AND SUBADVISORS

                The Funds' Investment Advisor is Calvert Investment Management, Inc. ("Calvert" or the "Advisor"), a subsidiary of Calvert Investments, Inc., which is a subsidiary of UNIFI Mutual Holding Company. Under the Investment Advisory Agreement with respect to the Funds, the Advisor provides investment advice to the Funds and oversees the day-to-day operations, subject to the supervision and direction of each Fund's Board of Trustees/Directors. The Advisor provides the Funds with investment supervision and management, and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Trustees/Directors who are employees of the Advisor or its affiliates. The Funds pay all their other respective administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; fund accounting fees (Calvert Social Index Fund only); federal and state securities registration fees; salaries, fees and expenses of Trustees/Directors, executive officers and employees of the Funds, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; shareholder meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. As explained in the Prospectus under the heading “Contractual Fee Waivers and/or Expense Reimbursements”, the Funds have an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Funds' uninvested cash balances. These credits are used to reduce Fund expenses. In those Funds where the total annual fund operating expenses are subject to a contractual expense limitation, the Advisor could be deemed to have an incentive to leave greater cash balances at the custodian, since it receives the benefit of any expense offset credit. The Funds' Board of Trustees/Directors periodically review and evaluate the expense offset arrangement.

Under the Investment Advisory Agreement, the Advisor receives an annual fee, payable monthly, of 0.425% of the first $500 million of the Calvert Balanced Portfolio's average daily net assets, 0.40% of the next $500 million of such assets, and 0.375% of all assets above $1 billion; 0.35% of the first $1 billion of the Calvert Bond Portfolio's average daily net assets and 0.325% of all assets above $1 billion; 0.50% of the first $2 billion of the Calvert Equity Portfolio's average daily net assets, 0.475% of the next $1 billion of such assets, and 0.45% of all assets above $3 billion; 0.60% of the first $250 million of the Calvert Enhanced Equity Portfolio's average daily net assets and 0.55% of all assets above $250 million; 0.30% of the Calvert Money Market Portfolio's average daily net assets; and 0.20% of the Calvert Social Index Fund's average daily net assets. This investment advisory fee includes the cost of evaluating investments according to a Fund’s sustainable and socially responsible investment criteria. For Calvert Enhanced Equity, the Advisor has voluntarily agreed to waive 0.10% of its annual advisory fee based on average daily net assets. Calvert may cease this waiver at any time.

The Advisor reserves the right to (i) waive all or a part of its fee; (ii) reimburse a Fund for expenses; and (iii) pay broker-dealers in consideration of their promotional or administrative services. The Advisor may, but is not required to, waive current payment of its fees, or reimburse expenses of the Fund, except as noted in the Fund's Prospectus. For those Funds with multiple classes, investment advisory fees are allocated among classes as a Fund-level expense based on net assets.

                The following chart shows the investment advisory fees paid to the Advisor by the Funds for the past three fiscal years:

	2009	2010	2011
Calvert Balanced	$1,697,119	$1,915,171	$2,018,241
Calvert Bond	$2,865,750	$3,020,969	$2.986,093
Calvert Equity	$4,487,728	$6,107,441	$8,179,345
Calvert Enhanced Equity	$302,846	$356,720	$479,245
Calvert Money Market	$582,413	$467,517	$432,057
Calvert Social Index Fund	$178,878	$236,863	$252,897

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Subadvisors

                Atlanta Capital Management Company, LLC ("Atlanta Capital") is controlled by Eaton Vance Corp.  Atlanta Capital receives a Subadvisory fee, paid by the Advisor, of 0.30% of the average daily net assets it manages for the Calvert Equity Portfolio.

New Amsterdam Partners LLC ("New Amsterdam") is controlled by Michelle Clayman, CFA. New Amsterdam receives a Subadvisory fee, paid by the Advisor, of 0.25% of the Calvert Balanced Portfolio’s first $250 million of average daily net assets it manages and 0.20% of any such assets over $250 million.

                Profit Investment Management ("Profit") is controlled by Eugene A. Profit. Profit receives a fee, paid by the Advisor, of 0.40% of the Calvert Balanced Portfolio's first $10 million of average daily net assets it manages, 0.35% of the next $40 million of such assets, and 0.25% of any such assets over $50 million.

World Asset Management, Inc. ("World Asset") is an indirect wholly-owned subsidiary of Comerica Incorporated. World Asset receives a Subadvisory fee, paid by the Advisor, of 0.07% of the Calvert Social Index Fund's first $50 million of average annual daily net assets managed by the Subadvisor, 0.05% of the next $50 million, and 0.03% of such assets over $100 million.

The Advisor and each Fund have received an exemptive order to permit the Advisor and the applicable Fund to enter into and materially amend the respective Investment Subadvisory Agreement (entered into with any subadviser that is not an “affiliated person”, as defined in Section 2(a)(3) of the 1940 Act) without shareholder approval. Within 90 days of the hiring of any Subadvisor or the implementation of any material change in the Investment Subadvisory Agreement, the affected Fund will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any material change in the Investment Subadvisory Agreement of the Fund. The Fund will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

PORTFOLIO MANAGER DISCLOSURE

Additional information about each Fund’s Portfolio Managers, identified in the applicable Prospectus of the Fund, is provided below.  This information is not required for Calvert Money Market.

A.            Other Accounts Managed by Fund Portfolio Managers

The following Fund Portfolio Managers are also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below.  This information includes accounts managed by any group which includes the identified Portfolio Manager.  The “Other Accounts” category includes accounts managed in the Portfolio Manager’s personal as well as professional capacities.

CALVERT BALANCED PORTFOLIO

Calvert:

Natalie A. Trunow

Accounts Managed other than Calvert Balanced as of September 30, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	8	5	7
Total Assets in Other Accounts Managed	$879,133,540	$96,888,217	$27,641,808
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
43

1.             Fixed Income Investments

Calvert:

Matthew Duch

Accounts Managed other than Calvert Balanced as of September 30, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	9	0	0
Total Assets in Other Accounts Managed	$6,282,528,983	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

2.             Equity Investments

New Amsterdam:

Michelle Clayman, CFA

Accounts Managed other than Calvert Balanced as of September 30, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	4	0	65
Total Assets in Other Accounts Managed	$526,000,000	$0	$1,844,000,000
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	1
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$333,000,000

Note: “Other Accounts” category includes accounts managed by any group that includes the specified individual and the personal investments managed by the specified individual.

New Amsterdam:

Nathaniel Paull, CFA

Accounts Managed other than Calvert Balanced as of September 30, 2011

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	4	0	65
Total Assets in Other Accounts Managed	$526,000,000	$0	$1,844,000,000
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	1
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$333,000,000
44

Note: “Other Accounts” category includes accounts managed by any group that includes the specified individual and the personal investments managed by the specified individual.

Profit:

Eugene Profit

Accounts Managed other than Calvert Balanced as of September 30, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	2	0	58
Total Assets in Other Accounts Managed	$10,156,516	$0	$1,528,366,406
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	1
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$37,422,259

CALVERT BOND PORTFOLIO

Calvert:

Matthew Duch

Accounts Managed other than Calvert Bond as of September 30, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	9	0	0
Total Assets in Other Accounts Managed	$5,615,310,192	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Calvert:

Michael Abramo

Accounts Managed other than Calvert Bond as of September 30, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	9	0	0
Total Assets in Other Accounts Managed	$5,571,074,848	$0	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

45

CALVERT EQUITY PORTFOLIO

Atlanta Capital:

Richard B. England, CFA

Accounts Managed other than Calvert Equity as of September 30, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts*
Number of Other Accounts Managed	6	0	113
Total Assets in Other Accounts Managed	$2,273,736,700	$0	$2,057,419,400
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Atlanta Capital:

Paul J. Marshall, CFA

Accounts Managed other than Calvert Equity as of September 30, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts*
Number of Other Accounts Managed	5	0	113
Total Assets in Other Accounts Managed	$2,229,870,700	$0	$2,057,419,400
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

*Other accounts include separately managed accounts for institutions and individuals, and wrap-free programs.

CALVERT ENHANCED EQUITY PORTFOLIO

Calvert:

Natalie A. Trunow

Accounts Managed other than Calvert Enhanced Equity as of September 30, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	8	5	7
Total Assets in Other Accounts Managed	$1,250,793,018	$96,888,217	$27,641,808
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

46

CALVERT SOCIAL INDEX FUND

World Asset:

Eric R. Lessnau

Accounts Managed other than Calvert Social Index Fund as of September 30, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	1	61	0
Total Assets in Other Accounts Managed	$232,116,997	$7,875,488,756	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

World Asset:

David J. Jones

Accounts Managed other than Calvert Social Index Fund as of September 30, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	1	61	0
Total Assets in Other Accounts Managed	$232,116,997	$7,875,488,756	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

B.            Potential Conflicts of Interest in Managing a Fund and Other Accounts

The following describes material conflicts of interest, which may potentially arise in connection with the management of a Fund’s investments by a Portfolio Manager and that individual’s simultaneous management of the investments of any other accounts listed in this SAI.  See “Other Accounts Managed by Fund Portfolio Managers” above.

CALVERT BALANCED PORTFOLIO

Calvert:

Natalie A. Trunow

Because the Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those potential conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities.  The Portfolio Managers for the Fund are aware of and abide by the Advisor’s trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. The Fund relies on a pro rata allocation methodology that considers such factors as account size, investment objective, holdings, suitability and availability of cash for investment. In addition, performance dispersion among accounts employing similar investment strategies but with different fee structures is periodically examined by the Advisor to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

47

1.             Fixed Income Investments

Calvert:

Matthew Duch

(See “Conflicts of Interest” above with respect to Natalie A. Trunow of Calvert regarding the Calvert Balanced Portfolio.)

2.             Equity Investments

New Amsterdam:

Michelle Clayman, CFA, and Nathaniel Paull, CFA

Whenever a Portfolio Manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts in the allocation of investment opportunities between accounts.  New Amsterdam has adopted policies and procedures designed to address these potential material conflicts and believes several factors limit the presence of conflicts between accounts managed by the portfolio management team.  The portfolio management team members are aware of and abide by New Amsterdam trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts.  Performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts that might otherwise exist where similar accounts are traded in a common trading environment.  Performance dispersion among accounts employing the same investment strategy but with different fee structures is periodically examined by the portfolio management team and New Amsterdam’s Compliance Manager to ensure that any material divergence in expected performance is adequately explained by differences in the client’s investment guidelines and timing of cash flows.

Profit:

Eugene A. Profit

Whenever a Portfolio Manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interests exist, including potential conflicts in the allocation of investment opportunities between accounts.  Profit has adopted policies and procedures designed to address these potential material conflicts and believes several factors limit the presence of conflicts between accounts managed by the portfolio manager.  The investment team is aware of Profit's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts.  In addition, performance dispersion among accounts employing the same investment strategy but with different fee structures is periodically examined by the portfolio management team and Profit’s Compliance Officer to ensure that any material divergence in expected performance is adequately explained by differences in the client’s investment guidelines, timing of cash flows and other reasonable considerations.

CALVERT BOND PORTFOLIO

Calvert:

Matthew Duch and Michael Abramo

(See “Conflicts of Interest” above with respect to Natalie A. Trunow of Calvert regarding the Calvert Balanced Portfolio.)

48

CALVERT EQUITY PORTFOLIO

Atlanta Capital:

Richard B. England and Paul J. Marshall

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other.  For example, a portfolio manager may have conflicts of interest in allocating management time, resources, and investment opportunities among the Fund and other accounts he or she advises.  In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund.  Atlanta Capital has established procedures to mitigate such conflicts including review of performance dispersion, policies to monitor trading and best execution and annual review of the compensation weighting process by senior management to ensure incentives are properly aligned across all client accounts.

In some cases, another account managed by a portfolio manager may compensate Atlanta Capital based on the performance of the securities held by that account.  The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.  Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested parties.  In addition, Atlanta Capital has adopted procedures to monitor performance dispersion for accounts with incentive fee arrangements as compared to similarly managed non-incentive accounts.

CALVERT ENHANCED EQUITY PORTFOLIO

Calvert:

Natalie A. Trunow

(See “Conflicts of Interest” above regarding the Calvert Balanced Portfolio.)

CALVERT SOCIAL INDEX FUND

World Asset:

Eric R. Lessnau and David J. Jones

World Asset personnel may be part of the portfolio management team serving numerous accounts for multiple clients.  These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  World Asset portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

The management of multiple accounts may result in a portfolio manager or other team member devoting unequal time and attention to the management of a particular account.  Although World Asset does not track the time a portfolio manager spends on a single account, World Asset does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible.  World Asset seeks to manage competing interests for the time and attention of a portfolio management team by having portfolio management teams focus on a particular investment discipline or complementary investment disciplines.  Most accounts within a particular investment discipline are managed using the same investment model.  Even where multiple accounts are managed by the same portfolio management team within the same investment discipline, however, World Asset may take action with respect to one account that may differ from the timing or nature of action taken with respect to another account.  Accordingly, the performance of each account managed by a portfolio management team will vary.

Although they are less likely to arise in the context of passively managed accounts than they are in the context of actively managed accounts, conflicts of interest may arise where some accounts managed by a particular portfolio management team have higher fees than the fees paid by other accounts.  Because each portfolio manager’s compensation is affected by revenues earned by World Asset, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts.

49

In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggregating and/or allocating aggregated trades.  World Asset may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary.  When a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

World Asset has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, World Asset monitors a variety of areas, including compliance with account investment guidelines and/or restrictions, the allocation of initial public offerings, and compliance with World Asset’s Code of Ethics and compliance program under the 1940 Act and Investment Advisers Act of 1940.  Furthermore, senior personnel of World Asset periodically review the performance of all portfolio managers.

C.            Compensation of Fund Portfolio Managers

Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by each Portfolio Manager from a Fund, the Advisor or Subadvisor (if any) of the Fund, or any other sources with respect to management of the Fund, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI.  See “Other Accounts Managed by Fund Portfolio Managers” above.

CALVERT BALANCED PORTFOLIO

Calvert:

Natalie A. Trunow

Compensation with Respect to Management of Calvert Balanced and Other Accounts as of September 30, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers / standards.
Bonus (cash)	Calvert

Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e., net earnings) of Calvert Investments, Inc., parent of the Advisor, long- and short-term performance of Funds overseen, relative to Fund benchmarks, and growth in Fund assets. Also based on qualitative factors, such as ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

50

1.             Fixed Income Investments

Calvert:

Matthew Duch

Compensation with Respect to Management of Calvert Balanced and Other Accounts as of September 30, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers / standards.
Bonus (cash)	Calvert

Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e., net earnings) of Calvert Investments, Inc., parent of the Advisor, long- and short-term performance of Funds overseen, relative to Fund benchmarks, and growth in Fund assets. Also based on qualitative factors, such as ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

2.             Equity Investments

New Amsterdam:

Michelle Clayman, CFA

Compensation with Respect to Management of Calvert Balanced and Other Accounts as of September 30, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	New Amsterdam	Partners of the firm, including Ms. Clayman, receive a guaranteed (fixed) payment.
Bonus	None	N/A
Deferred Compensation	New Amsterdam	A profit sharing plan is offered to all professionals upon meeting certain employment requirements, based on an actuarial analysis of compensation, length of service and age.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	New Amsterdam	Ms. Clayman is the managing partner of the firm and as such receives a percentage of the firm’s profits proportional to her ownership percentage.

51

New Amsterdam:

Nathaniel Paull, CFA

Compensation with Respect to Management of Calvert Balanced and Other Accounts as of September 30, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	New Amsterdam	Partners of the firm, including Mr. Paull, receive a guaranteed (fixed) payment.
Bonus	None	N/A
Deferred Compensation	New Amsterdam	A profit sharing plan is offered to all professionals upon meeting certain employment requirements, based on an actuarial analysis of compensation, length of service and age.
Other Compensation or Benefits Not Generally Available to All Salaried Employees	New Amsterdam	Mr. Paull is a partner of the firm and as such receives a percentage of the firm’s profits proportional to his ownership percentage.

No part of either Portfolio Manager’s compensation is based on the performance of specific accounts or clients.

Profit:

Eugene A. Profit

Compensation with Respect to Management of Calvert Balanced and Other Accounts as of September 30, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Profit	As Managing Member of the firm Mr. Profit receives a guaranteed (fixed) payment based on investment industry benchmark compensation surveys.
Bonus	Profit	N/A
Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	Mr. Profit is an owner of the firm and as such receives a percentage of the firm’s profits proportional to his ownership percentage.

CALVERT BOND PORTFOLIO

Calvert:

Matthew Duch and Michael Abramo

Compensation with Respect to Management of Calvert Bond and Other Accounts as of September 30, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers / standards.
Bonus (cash)	Calvert

Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e., net earnings) of Calvert Investments, Inc., parent of the Advisor, long- and short-term performance of Funds overseen, relative to Fund benchmarks, and growth in Fund assets. Also based on qualitative factors, such as the ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A
52

CALVERT EQUITY PORTFOLIO

Atlanta Capital:

Richard B. England and Paul J. Marshall

Compensation with Respect to Management of Calvert Equity and Other Accounts as of September 30, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Atlanta Capital

Fixed, reviewed on an annual basis and evaluated based on industry survey data and other job responsibilities in the firm (such as heading an investment group, providing analytical support to other portfolios, or overall firm management).

Bonus	Atlanta Capital

Variable and may fluctuate substantially from year to year, based on changes in manager performance and other factors as described herein. Each Portfolio Manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. Performance is normally based on periods ending on the June 30th preceding fiscal year-end. The primary measures of management team performance are one-year, three-year, and five-year total return investment performance against product-specific benchmarks and peer groups. Fund performance is evaluated primarily against a peer group of funds as determined by Lipper, Inc. and/or Morningstar, Inc. For managers responsible for multiple funds and accounts or serving on multiple portfolio management teams, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among the managed funds and accounts. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Atlanta Capital and its parent company, Eaton Vance Corp. The size of the overall incentive compensation pool is determined each year by Atlanta Capital’s management team in consultation with Eaton Vance Corp. and depends primarily on Atlanta Capital’s profitability for the year.

Deferred Compensation	Atlanta Capital / Eaton Vance Corp.

Variable and may fluctuate substantially from year to year, based on changes in manager performance and other factors as described herein. Consists primarily of annual stock-based compensation consisting of options to purchase shares of Eaton Vance Corp.’s nonvoting common stock, restricted shares of Eaton Vance Corp’s nonvoting common stock, and, for certain individuals, grants of profit participation interests in Atlanta Capital.

Other Compensation or Benefits Not Generally Available to All Salaried Employees	Atlanta Capital	Portfolio Managers maintain ownership in Atlanta Capital through various LLC and LP holding companies. Firm profits are distributed to owners based on their individual ownership percentage.
53

CALVERT ENHANCED EQUITY PORTFOLIO

Calvert:

Natalie A. Trunow

Compensation with Respect to Management of Calvert Enhanced Equity and Other Accounts as of September 30, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers/standards.
Bonus (cash)	Calvert

Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e. net earnings) of Calvert Investments, Inc., parent of the Advisor, long- and short-term performance of Funds overseen, relative to Fund benchmarks, and growth in Fund assets. Also based on qualitative factors, such as ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

CALVERT SOCIAL INDEX FUND

World Asset:

Eric R. Lessnau and David J. Jones

Compensation with Respect to Management of Calvert Social Index Fund and Other Accounts as of September 30, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	World Asset	Fixed (guaranteed) payment based on investment industry benchmark compensation surveys.
Bonus	World Asset

An overall firm bonus pool is earned based on meeting key corporate initiatives and objectives. Members of the portfolio management team are eligible to earn a bonus based on that pool. Individual bonuses for all members of a portfolio management team are influenced by the profitability of the firm as well as meeting key departmental objectives. In determining portfolio manager bonuses, World Asset considers a variety of factors, including qualitative elements such as leadership, team interaction and results, client satisfaction, and overall contribution to the firm’s success as well as the profitability of the firm.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	World Asset

Members of the portfolio management team may also be eligible for long-term incentives in the form of (1) options to purchase shares of Comerica Incorporated and/or (2) restricted shares of Comerica Incorporated stock. These programs provide additional incentives to retain key personnel within World Asset as well as its parent company Comerica Incorporated.

54

No part of any Portfolio Manager’s compensation is based on the performance of specific accounts or clients.

D.                  Securities Ownership of Portfolio Managers of the Funds

With respect to each Portfolio Manager identified in the applicable Prospectus, the following information sets forth the Portfolio Manager’s beneficial ownership of securities as of September 30, 2011 in the Fund(s) managed by that individual.  The securities were valued as of September 30, 2011. (Specified ranges: None;  $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)

Fund	Firm	Name of Portfolio Manager	Fund Ownership
Calvert Balanced	Calvert	Natalie A. Trunow	None
		Matthew Duch	None
	New Amsterdam	Michelle Clayman, CFA	None
		Nathaniel Paull, CFA	None
	Profit	Eugene A. Profit	None
Calvert Bond	Calvert	Matthew Duch	None
		Michael Abramo	None
Calvert Equity	Atlanta Capital	Richard B. England	$100,001 to $500,000
		Paul J. Marshall	None

Calvert Enhanced Equity

	Calvert	Natalie A. Trunow	None

Calvert Social Index Fund

	World Asset	Eric R. Lessnau	None
		David J. Jones	None

ADMINISTRATIVE SERVICES AGENT

                Calvert Investment Administrative Services, Inc. (“CIAS”), an affiliate of the Advisor, has been retained by each Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CIAS receives an annual administrative fee payable monthly (as a percentage of average daily net assets) as follows:

	Class A, B, and C	Class I	Class Y
Calvert Balanced	0.275%	0.125%	N/A
Calvert Bond	0.30%	0.10%	0.30%
Calvert Equity	0.20%	0.10%	0.20%
Calvert Enhanced Equity	0.15%	0.10%	N/A
Calvert Social Index Fund	0.20%	0.10%	N/A
55

Class O
Calvert Money Market	0.20%

The following chart shows the administrative fees paid to CIAS by the Funds for the past three fiscal years:

	2009	2010	2011
Calvert Balanced	$1,090,625	$1,235,328	$1,303,416
Calvert Bond	$2,100,254	$2,194,578	$2,102,923
Calvert Equity	$1,683,360	$2,264,294	$2,988,478
Calvert Enhanced Equity	$80,634	$92,724	$102,632
Calvert Money Market	$388,276	$311,678	$288,038
Calvert Social Index Fund	$157,100	$202,961	$218,463

METHOD OF DISTRIBUTION

                Calvert Investment Distributors, Inc. (“CID”) is the principal underwriter and distributor for the Funds. CID is an affiliate of the Advisor. Under the terms of its underwriting agreement with the Funds, CID markets and distributes the Funds' shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted Distribution Plans (the "Plans") which permit the Funds to pay certain expenses associated with the distribution and servicing of shares. Such expenses for Class A shares may not exceed, on an annual basis, 0.35% of the Balanced and Bond Portfolios' respective average daily net assets and 0.25% of the Equity and Enhanced Equity Portfolios’ and Social Index Fund's respective average daily net assets. Such expenses for shares of the Money Market Portfolio (Class O) may not exceed, on an annual basis, 0.25% of the Fund's average daily net assets. However, the applicable Board of Trustees/Directors has determined that, until further action by the Board, no Fund shall pay Class A (or for the Money Market Portfolio, Class O) distribution expenses in excess of 0.25% of its average daily net assets; and further, that Class A distribution expenses shall only be charged on the average daily net assets of the Balanced Portfolio  in excess of $30,000,000.

                Expenses under the Funds' Class B and Class C Plans may not exceed, on an annual basis, 1.00% of the Balanced, Bond, Equity and Enhanced Equity Portfolios’ and the Social Index Fund's Class B and Class C average daily net assets, respectively.  Neither Class I nor Class Y has a plan.  Class A (or for the Money Market Portfolio, Class O) Plans reimburse CID only for expenses it incurs, while the Class B and C Plans compensate CID at a set rate regardless of CID's expenses.  Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Fund shareholders, compensation to broker/dealers, underwriters, and salespersons, and, for Class B, interest and finance charges.

                Each Fund's Plans were approved by the Board of Trustees/Directors, including the Trustees/Directors who are not "interested persons" of the Funds (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees/Directors who are not interested persons of the Funds are committed to the discretion of such independent Trustees/Directors. In establishing the Plans, the Trustees/Directors considered various factors including the amount of the distribution expenses. The Trustees/Directors determined that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders, including economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.

                The Plans may be terminated by vote of a majority of the independent Trustees/Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class of each Fund. If the Funds should ever switch to a new principal underwriter without terminating the Class B Plan, the fee would be prorated between CID and the new principal underwriter. Any change in the Plans that would materially increase the distribution cost to a Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Trustees/Directors, including a majority of the independent Trustees/Directors as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by: (i) the vote of a majority of the Trustees/Directors who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Trustees/Directors.

56

As noted above, distribution and shareholder servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Plan expenses (paid by the Funds as part of the annual operating expenses).  In addition to these payments, the Advisor, CID and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Funds.  The Advisor, CID and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms’ accounts for their marketing, distribution, and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees.  In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program.  This list may be changed from time to time. As of December 31, 2011, the Advisor, CID and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms: Ameriprise Financial Services, Ameritas Life Insurance Corp., Charles Schwab & Co., Inc., CUSO, Fidelity, First Ameritas Life Insurance Corp., J.P. Morgan, LPL Financial Services, Marshall & Ilsley, Merrill Lynch, Morgan Stanley Smith Barney, National Financial Services, LLC, Pershing, Prudential Investment Management Services, Raymond James, SunGard Institutional Brokerage Inc., Thrivent Financial for Lutherans, UBS Financial Services, Union Central Life Insurance Company and Wells Fargo Advisors.

Where payments are being made to a broker/dealer to encourage sales of Fund shares, the broker/dealer has an incentive to recommend Fund shares to its customers.  Neither the Advisor nor any Subadvisor uses Fund brokerage to compensate broker/dealers for the sale of Fund shares.

                The Funds have entered into an agreement with CID as principal underwriter. CID makes a continuous offering of the Funds' securities on a "best efforts" basis. Under the terms of the agreement, CID is entitled to receive a distribution fee and a service fee from the Funds based on the average daily net assets of each Fund's respective classes. These fees are paid pursuant to the Fund's Plan.

Total Plan Expenses paid to CID by the Funds for the fiscal year ended September 30, 2011 were:

	Class A	Class B	Class C
Calvert Balanced	$1,015,168	$113,690	$257,745
Calvert Bond	$1,100,015	$71,810	$499,230
Calvert Equity	$2,931,804	$336,825	$1,126,028
Calvert Enhanced Equity	$91,267	$21,992	$68,086
Calvert Social Index Fund	$199,772	$28,695	$68,819

For the fiscal year ended September 30, 2011, the Funds' Plan expenses for Classes A, B, and C were spent for the following purposes:

Calvert Money Market

                This Portfolio  has never paid Plan expenses.

Calvert Balanced
	Class A	Class B	Class C
Compensation to broker/dealers	$812,076	$28,423	$224,904
Compensation to sales personnel	$60,636	$0	$0
Advertising	$22,407	$0	$0
Printing and mailing of prospectuses	$6,034	$0	$0
to other than current shareholders
Compensation to underwriters	$2,693	$85,267	$32,841
Interest, financing charges	$0	$0	$0
Other: sales & marketing expenses including salaries, conference, trade show & seminar expenses, market research & other marketing support expenses	$111,322	$0	$0

Calvert Bond
	Class A	Class B	Class C
Compensation to broker/dealers	$1,100,015	$19,117	$422,648
Compensation to sales personnel	$0	$0	$0
Advertising	$0	$0	$0
Printing and mailing of prospectuses	$0	$0	$0
to other than current shareholders
Compensation to underwriters	$0	$52,693	$76,582
Interest, financing charges	$0	$0	$0
Other	$0	$0	$0

Calvert Equity
	Class A	Class B	Class C
Compensation to broker/dealers	$2,484,617	$84,509	$1,004,907
Compensation to sales personnel	$324,966	$0	$0
Advertising	$66,968	$0	$0
Printing and mailing of prospectuses	$55,253	$0	$0
to other than current shareholders
Compensation to underwriters	$0	$252,316	$121,121
Interest, financing charges	$0	$0	$0
Other	$0	$0	$0

Calvert Enhanced Equity
	Class A	Class B	Class C
Compensation to broker/dealers	$74,770	$5,498	$59,366
Compensation to sales personnel	$9,261	$0	$0
Advertising	$1,875	$0	$0
Printing and mailing of prospectuses	$505	$0	$0
to other than current shareholders
Compensation to underwriters	$0	$16,494	$8,720
Interest, financing charges	$0	$0	$0
Other	$4,856	$0	$0

Calvert Social Index Fund
	Class A	Class B	Class C
Compensation to broker/dealers	$95,207	$6,574	$52,179
Compensation to sales personnel	$16,144	$0	$0
Advertising	$4,099	$0	$0
Printing and mailing of prospectuses	$1,104	$0	$0
to other than current shareholders
Compensation to underwriters	$52,949	$22,121	$16,640
Interest, financing charges	$0	$0	$0
Other	$30,269	$0	$0
57

Calvert Balanced, Equity, and Enhanced Equity Portfolios and Calvert Social Index Fund

Class A shares are offered at net asset value plus a front-end sales charge as follows:

	As a % of	As a % of	Allowed to
Amount of	offering	net amount	Brokers as a % of

Investment

price

invested

offering price

Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%
58

Calvert Bond Portfolio

Class A Shares are offered at net asset value plus a front-end sales charge as follows:

	As a % of	As a % of	Allowed to
Amount of	offering	net amount	Brokers as a % of

Investment

price

invested

offering price

Less than $50,000	3.75%	3.90%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.25%
$100,000 but less than $250,000	2.25%	2.30%	1.75%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%

CID receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions) and, for Class A only, the net amount retained by CID (i.e., not reallowed to dealers) for the last three fiscal years were:

Fiscal Year

2009

2010

					2011
Class A	Gross	Net	Gross	Net	Gross	Net
Calvert Balanced	$235,718	$99,586	$255,278	$108,623	$231,592	$111,362
Calvert Bond	$173,210	$93,438	$208,166	$111,960	$139,989	$76,923
Calvert Equity	$351,304	$151,943	$418,486	$200,366	$448,112	$222,541
Calvert Enhanced Equity	$25,717	$10,562	$32,490	$12,701	$22,290	$10,344
Calvert Social Index Fund	$32,623	$12,828	$37,306	$13,696	$42,677	$21,147

Class B	2009	2010	2011
Calvert Balanced	$0	$0	$0
Calvert Bond	$0	$0	$0
Calvert Equity	$0	$0	$0
Calvert Enhanced Equity	$0	$0	$0
Calvert Social Index Fund	$0	$0	$0

Class C	2009	2010	2011
Calvert Balanced	$4,938	$2,518	$2,836
Calvert Bond	$17,404	$9,212	$7,490
Calvert Equity	$5,034	$4,307	$6,497
Calvert Enhanced Equity	$1,062	$200	$290
Calvert Social Index Fund	$727	$561	$1,283

Fund Trustees/Directors and certain other affiliated persons of the Funds are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Funds. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See the Prospectus for additional share purchase information.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

                Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust Company, N.A., has been retained by the Funds to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

59

                Calvert Investment Services, Inc. (“CIS”), a subsidiary of Calvert Investments, Inc., has been retained by the Funds to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker/dealer data, and preparing and distributing statements to shareholders regarding their accounts.

                For these services, BFDS receives a fee based on the number of shareholder accounts and transactions, while CIS receives a fee based on the asset class (money market, fixed income and equities) and the resources necessary to support the various services each asset class requires.  CIS may contract with subagents, at the Funds' expense, to provide recordkeeping and subaccounting services to the Funds.  The following chart shows the shareholder servicing fees paid to CIS by the Funds for the past three fiscal years:

	2009	2010	2011
Calvert Balanced	$221,015	$208,145	$200,735
Calvert Bond	$162,283	$161,536	$170,436
Calvert Equity	$377,164	$376,330	$400,939
Calvert Enhanced Equity	$31,728	$29,155	$27,822
Calvert Money Market	$190,950	$174,126	$154,919
Calvert Social Index Fund	$27,405	$26,418	$26,203

PORTFOLIO TRANSACTIONS

The Funds’ Advisor and Subadvisors place orders with broker-dealers for the Funds’ portfolio transactions.  Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Fixed income securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.  Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Funds' Advisor and Subadvisors make investment decisions and select brokers and dealers under the direction and supervision of the Board of Trustees/Directors.

                Broker/dealers who execute transactions on behalf of the Funds are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor's/Subadvisor's obligation to seek best execution.  The Funds have adopted a policy that prohibits the Advisor and their respective Subadvisors from using Fund brokerage to compensate broker/dealers for promotion or sale of Fund shares.

For the last three fiscal years, total brokerage commissions paid were as follows:

	2009	2010	2011
Calvert Balanced	$359,045	$332,633	$270,088
Calvert Bond	$178,240	$78,759	$50,283
Calvert Equity	$808,288	$883,254	$1,033,596
Calvert Enhanced Equity	$117,068	$111,609	$109,799
Calvert Social Index Fund	$27,588	$9,931	$3,973

60

Calvert Balanced Portfolio experienced a decrease in brokerage commissions in 2011 due to less active trading in U.S. Treasury futures in the fixed-income portion of the portfolio, as a result of fewer opportunities.  Calvert Bond Portfolio experienced a decrease in brokerage commissions in 2010 and again in 2011 due to less active trading in U.S. Treasury futures as a result of fewer opportunities.  Brokerage commissions paid with respect to Calvert Social Index Fund increased in 2009 due to increased Fund purchases prompted by large shareholder investments early in the fiscal year and returned to a more normal level in 2010.

 None of the Funds paid brokerage commissions to affiliated persons during any of the last three fiscal years.

The Funds' Advisor and Subadvisors select brokers on the basis of best execution. In some cases they select brokers that provide research and research-related services to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisors of the Funds. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.

If, in the judgment of the Advisor or Subadvisors, the Funds or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Funds as well as other Calvert funds and managed accounts.

                For the fiscal year ended September 30, 2011, the Advisor and/or Subadvisors allocated brokerage commissions for soft dollar research services in the following amounts:

	Amount of Transactions	Related Commissions
Calvert Balanced	$67,147,201	$108,999
Calvert Equity	$420,395,235	$367,050
Calvert Enhanced Equity	$161,667,451	$100,730

                For the same period the Advisor received no soft-dollar credits in connection with fixed-price offerings.

As of September 30, 2011, the following Funds held securities of their "regular broker-dealers" (as defined in the 1940 Act) or of the parents of those broker-dealers as indicated in the amounts shown below:

Fund	Broker/Dealer	Type of Security D = debt E = equity	Amount
Calvert Balanced	Bank of America	D	$1,731,197
	Goldman Sachs Group, Inc.	D	$ 2,114,917
	JPMorgan Chase & Co.	E	$5,894,724
Calvert Bond	Bank of America	D	$ 2,507,110
	Goldman Sachs Group, Inc.	D	$12,906,851
	JPMorgan Chase & Co.	D	$ 7,117,488
	Merrill Lynch & Co. Inc.	D	$ 1,258,823
	Prudential Holdings LLC	D	$ 2,957,730
Calvert Equity	Charles Schwab Corp.	E	$13,870,057
	JPMorgan Chase & Co.	E	$28,499,725
	Wells Fargo & Co.	E	$34,313,763
Calvert Enhanced Equity	JPMorgan Chase & Co.	E	$1,604,432
Calvert Social Index Fund	Charles Schwab Corp.	E	$183,318
	State Street Corp.	E	$254,964
61

                The portfolio turnover rates for the last two fiscal years were as follows:

	2010	2011
Calvert Balanced	75%	100%
Calvert Bond	78%	203%
Calvert Equity	39%	41%
Calvert Enhanced Equity	109%	111%
Calvert Social Index Fund	10%	8%

The change in portfolio turnover rate for Calvert Bond Portfolio reflects changes in strategic opportunities in the market regarding duration and yield curve positioning, active trading and security valuation.

PORTFOLIO HOLDINGS DISCLOSURE

          The Funds have adopted a Portfolio Holdings Disclosure Policy ("Disclosure Policy") that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding a Fund's portfolio holdings.

Publicly Available Portfolio Holdings

                Information regarding a Fund’s portfolio holdings is publicly available: (1) at the time such information is filed with the Commission in a publicly available filing; or (2) the day next following the day when such information is posted on the www.calvert.com  website. This information may be a Fund's complete portfolio holdings, such as those disclosed in its semi-annual or annual reports and filed with the Commission on Form N-CSR or in its quarterly holding reports filed with the SEC on Form N-Q after the Fund’s first and third quarters. In addition, each Calvert Money Market Fund discloses month-end portfolio holdings information on www.calvert.com  within five business days after the end of each month and files more detailed month-end portfolio holdings information with the SEC on Form N-MFP within five business days after the end of each month. The information contained in the Form N-MFP is made available to the public on the SEC’s website 60 days after the end of the month to which the information pertains.

From time to time, a Fund may disclose on www.calvert.com  whether it holds a particular security, in response to media inquiries. A Fund's publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.

Non-Public Portfolio Holdings

The Funds' Disclosure Policy, as described generally below, allows the disclosure of a Fund's non-public portfolio holdings for the Fund's legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients.  Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Subject to approval from the Legal Department of Calvert Investments, Inc., a representative from the Administrator may provide a Fund’s non-public portfolio holdings to a recognized rating and ranking organization, without limitation, on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

A service provider or other third party that receives information about a Fund’s non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g.,  a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings, without limitation, on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

A Fund’s partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Funds and current and prospective clients of the Advisor, provided that: (1) the recipient makes a specific request to the General Counsel of Calvert Investments, Inc. (or his designee) (“Authorized Individual”); (2) the Authorized Individual determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient; (3) the Authorized Individual (if other than the General Counsel) obtains prior approval from the Legal Department; and (4) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual. The Disclosure Policy further provides that, in approving a request, the Authorized Individual considers the recipient’s need for the relevant holdings information, whether the disclosure will benefit the Fund, or, at a minimum, not harm the Fund, and what conflicts may result from such disclosures.

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Under the Disclosure Policy, neither a Fund, the Advisor nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund's non-public portfolio holdings. The Disclosure Policy is subject to annual review by the Fund's Board of Trustees/Directors. The Fund’s Board of Trustees/Directors shall also receive annual reports from Fund management on those entities to whom such disclosure has been made.

Ongoing Arrangements

The following is a list of those entities to whom information about the Fund’s portfolio securities is made available and the frequency (following a 15 day lag), including the identity of the persons who receive information pursuant to such arrangements. In all such cases, disclosure is made subject to a written confidentiality agreement, which includes provisions preventing use of the information to trade.

Name of Entity	Information Provided	Frequency Provided
Aris Corporation	Portfolio Holdings	Quarterly
Asset Consulting Group	Portfolio Holdings	Quarterly
Asset Strategy Consultants	Portfolio Holdings	Quarterly
Bank of Oklahoma Trust Company	Portfolio Holdings	Quarterly
Baybridge Consulting	Portfolio Holdings	Quarterly
Bidart & Ross	Portfolio Holdings	Quarterly
Bloomberg	Portfolio Holdings	Monthly
Blue Prairie Group	Portfolio Holdings	Quarterly
Callan Associates	Portfolio Characteristics, Top Holdings	Quarterly
Cambridge Associates	Portfolio Holdings	Quarterly
Capital Market Consultants, LLC	Portfolio Holdings	Quarterly
Care Group	Portfolio Holdings	Quarterly
Citigroup Consulting	Portfolio Holdings	Quarterly
Colonial Consulting	Portfolio Holdings	Quarterly
Consulting Services Group	Portfolio Holdings	Quarterly
Cook Street Consulting	Portfolio Holdings	Quarterly
Dahab Consulting	Portfolio Holdings	Quarterly
DiMeo Schneider & Associates, L.L.C.	Portfolio Holdings	Quarterly
Evaluation Associates	Portfolio Holdings	Quarterly
FactSet	Portfolio Holdings	Monthly
Fulton Financial/Claremont Investments	Portfolio Holdings	Quarterly
Fund Evaluation Group	Portfolio Holdings	Quarterly
Hartland & Co.	Portfolio Holdings	Quarterly
HC Asset Management	Portfolio Holdings	Quarterly
Hewitt Ennisknupp	Portfolio Holdings	Quarterly
Innovest Portfolio Solutions	Portfolio Holdings	Quarterly
Institutional Consulting Group	Portfolio Holdings	Quarterly
Institutional Shareholder Services	Portfolio Holdings	Quarterly
Investment Company Institute	Portfolio Holdings (Money Market Funds only)	Quarterly
KPMG	Portfolio Holdings	Annually
LCG Associates	Portfolio Holdings	Quarterly
Mass Mutual Mees Pierson	Portfolio Holdings Portfolio Holdings, Portfolio Characteristics, Asset Allocation	Quarterly Quarterly
Mennonite Foundation	Portfolio Holdings	Quarterly
Mercer Consulting, Inc.	Portfolio Characteristics, Top Holdings	Quarterly
Millennium Trust Company	Portfolio Holdings	Quarterly
Milliman & Associates	Portfolio Holdings	Quarterly
Monroe Vos Consulting	Portfolio Holdings	Quarterly
Monticello & Associates	Portfolio Holdings	Quarterly
Morningstar	Portfolio Holdings	Monthly
New England Pension Consulting	Portfolio Characteristics, Top Holdings	Quarterly
Patagonia	Portfolio Holdings	Quarterly
Prime Buchholz	Portfolio Holdings	Quarterly
PWC	Portfolio Holdings	Quarterly
R.V. Kuhns	Portfolio Holdings	Quarterly
Reliance Financial	Portfolio Holdings	Quarterly
Rocaton Investment Advisors	Portfolio Holdings	Quarterly
Rogers Casey	Portfolio Holdings	Quarterly
Segal Advisors	Portfolio Holdings	Quarterly
Sierra Fund	Portfolio Holdings	Quarterly
Smith Hayes Consulting	Portfolio Holdings	Quarterly
State of Idaho	Portfolio Holdings	Quarterly
Summit Investment Partners	Portfolio Holdings	Quarterly
Summit Strategies	Portfolio Holdings	Quarterly
Thomson Reuters/Lipper	Portfolio Holdings	Monthly
TIAA-CREF Trust Company	Portfolio Holdings	Quarterly
TRUSCO	Portfolio Holdings	Quarterly
Uhrlaub	Portfolio Holdings	Quarterly
Watson Wyatt	Portfolio Holdings	Quarterly
Wells Fargo Private Client Group	Portfolio Holdings	Quarterly
Wilshire Associates	Portfolio Holdings	Quarterly
Woodcock Financial	Portfolio Holdings	Quarterly
Wurts and Associates	Portfolio Holdings	Quarterly
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PERSONAL SECURITIES TRANSACTIONS

                The Funds, their Advisor and Subadvisors, as applicable, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the investment personnel of the Advisor to invest in securities that may be purchased or held by a Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material non-public information.

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PROXY VOTING DISCLOSURE

Please refer to Appendix A of this SAI for the Global Proxy Voting Guidelines of the Calvert Funds. The Guidelines include the policies and procedures that the Funds use in determining how to vote proxies relating to portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Fund shareholders, and those of a Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF TRUSTEES/DIRECTORS

Any shareholder who wishes to send a communication to the Board of Trustees/Directors of a Fund should send the communication to the attention of the Fund's Secretary at the following address:

                Calvert Funds

                Attn: [Name of Fund] Secretary

                4550 Montgomery Avenue

                Bethesda, Maryland 20814

All communications should state the specific Calvert Fund to which the communication relates.  After reviewing the communication, the Fund's Secretary will forward the communication to the Board of Trustees/Directors.

In its function as a nominating committee, the Governance Committee of each Board of Trustees/Directors will consider any candidates for vacancies on the Board from any shareholder of a Fund who has held his or her shares for at least five years.  Shareholders of a Fund who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Bethesda, MD 20814.  The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an independent Trustee/Director. A shareholder wishing to recommend to the Governance Committee of a Fund a candidate for election as a Trustee/Director may request the Fund's Policy for the Consideration of Trustee/Director Nominees by contacting the Fund's Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Trustee/Director or to a Committee of the Fund's Board of Trustees/Directors, the communication should be specifically addressed to such individual Trustee/Director or Committee and sent in care of the Fund's Secretary at the address above.  Communications to individual Trustees/Directors or to a Committee sent in care of the Fund's Secretary will be forwarded to the individual Trustee/Director or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIANS

                KPMG LLP serves as the independent registered public accounting firm for the Funds.  State Street Bank & Trust Company, N.A., serves as custodian of the Funds' investments. M&T Bank also serves as custodian of certain of the Money Market Portfolio's cash assets. The custodians have no part in deciding the Funds' investment policies or the choice of securities that are to be purchased or sold for the Funds.

GENERAL INFORMATION

                Calvert Social Investment Fund (the "Trust") is an open-end management investment company, organized as a Massachusetts business trust on December 14, 1981. All Funds of the Trust are diversified, except the Bond Portfolio, which is nondiversified. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Trust assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its Trustees, officers, employees and agents to cover possible tort and other liabilities.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

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                The Calvert Social Index Fund is a series of Calvert Social Index Series, Inc., an open-end management investment company organized as a Maryland corporation on April 7, 2000. The Fund is diversified.

Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. The Balanced and Enhanced Equity Portfolios and the Social Index Fund each offer four separate classes of shares: Class A, Class B, Class C, and Class I. The Bond and Equity Portfolios each offer five separate classes of shares: Class A, Class B, Class C, Class I and Class Y.  Class B Shares of each Fund other than the Money Market Portfolio (which has no Class B) are not offered for purchase, except through reinvestment of dividends and/or distributions and through exchanges, as described under “Choosing a Share Class” in the respective Fund’s Prospectus. Each class represents interests in the same portfolio of investments but, as further described in the Prospectuses, each class is subject to differing sales charges and expenses, resulting in differing NAVs and distributions. The Money Market Portfolio offers only one class of shares (Class O).  Upon the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

                The Funds are not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees/Directors, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                As of January 1, 2012, to the Funds' knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the class of the Funds as shown:

Fund Name
Name and Address	% of Ownership

Calvert Balanced Portfolio

Fidelity Investments Institutional Operations Co.	7.75% of Class A
As Agent for Certain Employee Benefit Plans
Covington, KY

MLPF&S	5.07% of Class B
For the Sole Benefit of its Customers
Attn Fund Administration
Jacksonville, FL

MLPF&S	16.67% of Class C
For the Sole Benefit of its Customers
Attn Fund Administration
Jacksonville, FL

MAC & Company	35.62% of Class I
Account X Mutual Fund Operations
Pittsburgh, PA

MAC & Company	29.11% of Class I
Account Y Mutual Fund Operations
Pittsburgh, PA

MAC & Company	17.99% of Class I
Account Z Attn Mutual Fund Operations
Pittsburgh, PA

Fidelity Investments Institutional Operations Co	14.70% of Class I
As Agent for Certain Employee Benefit Plans
Covington, KY

Calvert Bond Portfolio

Charles Schwab & Co., Inc.	11.92% of Class A
Reinvest Account
Attn Mutual Fund Department
San Francisco, CA

American Enterprise Investment Services	7.30% of Class A
FBO Account X
Minneapolis, MN

MLPF&S	8.52% of Class B
For the Sole Benefit of its Customers
Attn Fund Administration
Jacksonville, FL

MLPF&S	24.81% of Class C
For the Sole Benefit of its Customers
Attn Fund Administration
Jacksonville, FL

UBS WM USA	6.38% of Class C
Omni Account M/F
Attn Department Manager
Weehawken, NJ

DGCT as Trustee and/or Custodian	5.35% of Class C
FBO Principal Financial Group
Qualified Prin Advtg Omnibus
Attn NPIO Trade Desk
Des Moines, IA

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Calvert Investment Distributors, Inc.	18.47% of Class I
Moderate Allocation Fund
Bethesda, MD

Calvert Investment Distributors, Inc.	16.47% of Class I
Conservative Allocation Fund
Bethesda, MD

Prudential Investment Management Service	12.28% of Class I
FBO Mutual Fund Clients
Attn Pruchoice Unit
Newark, NJ

MMATCO LLP	6.70% of Class I
Nominee for MMA Trust Company
Goshen, IN

ING National Trust	6.38% of Class I
U/A 4/22/96 AETNA/Fleet Directed Trustee Agreement &
AETNA 403(b)(7) Cust. Account 3/26/99
Windsor, CT

National Financial Services Corp.	5.04% of Class I
For the Exclusive Benefit of its Customers
Attn Mutual Funds Department
New York, NY

MLPF&S	38.61% of Class Y
For the Sole Benefit of its Customers
Attn Fund Administration
Jacksonville, FL

Prudential Investment Management Service	21.72% of Class Y
FBO Mutual Fund Clients
Attn Pruchoice Unit
Newark, NJ

National Financial Services Corp.	10.78% of Class Y
For the Exclusive Benefit of its Customers
Attn Mutual Funds Department
New York, NY

Calvert Equity Portfolio

Charles Schwab & Co., Inc.	6.19% of Class A
Reinvest Account
Attn Mutual Fund Department
San Francisco, CA

MLPF&S	7.12% of Class B
For the Sole Benefit of its Customers
Attn Fund Administration
Jacksonville, FL

American Enterprise Investment Services	6.23% of Class B
FBO Account X
Minneapolis, MN

MLPF&S	17.30% of Class C
For the Sole Benefit of its Customers
Attn Fund Administration
Jacksonville, FL

MAC & Company	19.37% of Class I
Account X FBO PriceWaterhouse
Pittsburgh, PA

MAC & Company	8.85% of Class I
Account Y FBO PriceWaterhouse
Mutual Fund Operations
Pittsburgh, PA

National Financial Services Corp.	7.52% of Class I
For the Exclusive Benefit of its Customers
Attn Mutual Funds Department
New York, NY

Prudential Investment Management Service	5.52% of Class I
FBO Mutual Fund Clients
Attn Pruchoice Unit
Newark, NJ

Charles Schwab & Co., Inc.	5.47% of Class I
Reinvest Account
Attn Mutual Fund Department
San Francisco, CA

Prudential Investment Management Service	29.76% of Class Y
FBO Mutual Fund Clients
Attn Pruchoice Unit
Newark, NJ

MLPF&S	23.34% of Class Y
For the Sole Benefit of its Customers
Attn Fund Administration
Jacksonville, FL

National Financial Services Corp.	8.58% of Class Y
For the Exclusive Benefit of its Customers
Attn Mutual Funds Department
New York, NY

Calvert Enhanced Equity Portfolio

MLPF&S	6.25% of Class A
For the Sole Benefit of its Customers
Attn Fund Administration
Jacksonville, FL

MLPF&S	10.43% of Class B
For the Sole Benefit of its Customers
Attn Fund Administration
Jacksonville, FL

MLPF&S	22.10% of Class C
For the Sole Benefit of its Customers
Attn Fund Administration
Jacksonville, FL

Calvert Investment Distributors, Inc.	53.28% of Class I
Moderate Allocation Fund
Bethesda, MD

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Calvert Investment Distributors, Inc.	33.12% of Class I
Aggressive Allocation Fund
Bethesda, MD

Calvert Investment Distributors, Inc.	13.59% of Class I
Conservative Allocation Fund
Bethesda, MD

Calvert Money Market Portfolio

Fidelity Investments Institutional Operations Co.	8.45% of Fund
As Agent for Certain Employee Benefit Plans
Covington, KY

Calvert Social Index Fund

Calvert Investment Distributors, Inc.	20.18% of Class A
FBO DC529 Plan Single Option 6-10
Washington, DC

Calvert Investment Distributors, Inc.	15.36% of Class A
FBO DC529 Plan Single Option 0-5
Washington, DC

Calvert Investment Distributors, Inc.	8.30% of Class A
FBO DC529 Plan Single Option 11-13
Washington, DC

MLPF&S	12.17% of Class B
For the Sole Benefit of its Customers
Attn Fund Administration
Jacksonville, FL

MLPF&S	24.43% of Class C
For the Sole Benefit of its Customers
Attn Fund Administration
Jacksonville, FL

UBS WM USA	9.36% of Class C
Omni Account M/F
Attn Department Manager
Weehawken, NJ

Fidelity Investments Institutional Operations Co.	29.92% of Class I
As Agent for Certain Employee Benefit Plans
Covington, KY

Arthur R. Pepper	22.06% of Class I
Bernard S. Ellison Trustee
United Federation of Teachers Welfare Fund
New York, NY

Calvert Investment Distributors, Inc.	17.42% of Class I
Moderate Allocation Fund
Bethesda, MD

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Calvert Investment Distributors, Inc.	8.66% of Class I
Aggressive Allocation Fund
Bethesda, MD

Calvert Investment Distributors, Inc.	7.78% of Class I
Conservative Allocation Fund
Bethesda, MD

T. Rowe Price Retirement Plan Services	6.83% of Class I
FBO Retirement Plan Clients
Owings Mills, MD

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 FUND SERVICE PROVIDERS

INVESTMENT ADVISOR

Calvert Investment Management, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

Shareholder ServicING AGENT

Calvert Investment Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER

Calvert Investment Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

ADMINISTRATIVE SERVICES AGENT

Calvert Investment Administrative Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

TRANSFER AGENT

Boston Financial Data Services, Inc.

330 West 9th Street

Kansas City, Missouri 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, Pennsylvania 19103

CUSTODIAN

State Street Bank & Trust Company, N.A.

225 Franklin Street

Boston, Massachusetts 02110

CUSTODIAN (cash assets)

M&T Bank

25 South Charles Street

Baltimore, Maryland 21203

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APPENDIX A

GLOBAL PROXY VOTING GUIDELINES

FOR

CALVERT FAMILY OF FUNDS

I.              Introduction

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate sustainability and social responsibility.  The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners.  The sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment).  In our view, companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.

•         Long-Term Value.  Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders.  Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term.  A focus on long-term value creation also increases the relevance of companies’ environmental management, treatment of workers and communities, and other sustainability and social responsibility factors.  Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term.   Calvert’s proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

•         Accountability.   Corporate management must be accountable to many interests, including investors, stakeholders, and regulators.  Management of a company must be accountable to the board of directors; the board must be accountable to the company’s shareowners; and the board and management together must be accountable to the stakeholders.  Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers.  Certain other governance structures are well suited to manage this accountability:  independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners.  Calvert’s proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

•           Sustainability.   Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time.  Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation.  For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices.  Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses.  Calvert’s proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

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As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance.   Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders.  In our view, Good Governance + Sustainability and Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines (“the Guidelines”).   The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies.  There also may be instances when the Advisor votes the Funds’ shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds’ shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds’ investment objectives and social goals.  To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section IV below.

  When support for or opposition to a proxy proposal as described below is qualified with the term, “ordinarily,” this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.
  When support for or opposition to a proxy proposal is qualified by the expression, “on a case by case basis,” this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.
  When we use the term, “shareholder,” we are referring to Calvert’s mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines.  When we use the term, “shareowner,” we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors’ concerns and rules governing inclusion of specific items in corporate proxies change.  Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes.  Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund's Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert’s proxy voting record is available on the Funds’ web site, www.calvert.com, and is also available on the Securities and Exchange Commission’s website at www.sec.gov.

II.            CORPORATE GOVERNANCE

A.            Board and Governance Issues

The board of directors (“the board”) is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company’s relationships with other stakeholders.  While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests.  Thus, in our view, a board’s fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

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One of the most fundamental sources of good governance is independence.  Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation’s shareowners and other stakeholders.  In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director’s objectivity and fiduciary responsibility to shareowners.  In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company’s financial performance, but not so great as to constitute a controlling or significant interest.

Because the board’s ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it is beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity.  Well-governed companies benefit from a wide diversity of perspective and background on their boards.  To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture, age and geography.  Calvert believes that in an increasingly complex global marketplace, the ability to draw on a wide range of viewpoints, backgrounds, skills, and experience is critical to a company's success. Corporate diversity helps companies increase the likelihood of making the right strategic and operational decisions, contributes to a more positive public image and reputation, and catalyzes efforts to recruit, retain, and promote the best people, including women and minorities.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards.  For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director.  Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

Board Independence

•         The Fund advisor will oppose  slates of directors without at least a majority of independent directors.

•         The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

•         The Fund advisor will oppose non-independent directors candidates nominated to the audit, compensation and/or nominating committees.

•         The Fund advisor will support proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

Board Diversity

•         The Fund advisor will oppose  slates of directors that result in a board that does not include both women and people of color.

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•         The Fund advisor will support  proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

Board Accountability

•         The Fund advisor will oppose  slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.

•         The Fund advisor will ordinarily oppose  director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

•         The Fund advisor will oppose directors who sit on more than four public company boards and oppose directors serve as CEO and sit on more than two additional boards.

Board Committee on Sustainability/Corporate Social Responsibility Issues

Shareholders have filed binding resolutions seeking the creation of a board committee dedicated to long term strategic thinking and risk management of sustainability issues including environment, human rights, diversity and others. While we believe all directors should be informed and active on sustainability issues, we do see the value of a focused sustainability committee.

•         The Fund advisor will ordinarily support  the creation of a board level committee on sustainability/corporate social responsibility issues.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.

•         The Fund advisor will ordinarily support  proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose  proposals seeking to indemnify directors for all acts.

Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely.  Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds.  However, continuity is also important and there are other mechanisms such as voting against or withholding votes during the election of directors, which shareholders can use to voice their opposition to certain candidates.  It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

•         The Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners.  Yet there are ways that such requirements may also undermine good governance:  limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation.  In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners.  Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

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•         The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

•         The Fund advisor will oppose  excessive awards of stock or stock options to directors.

Director Elections

Contested Election of Directors

Contested elections of directors frequently occur when a board or shareholder nominated candidate or slate runs for the purpose of seeking a significant change or improvement in corporate policy, control, or structure. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

•         The Fund advisor will evaluate director nominees on case-by-case  basis in contested election of directors.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.

•         The Fund advisor will ordinarily support  proposals to elect all board members annually and to remove classified boards.

Majority Vote Standard

A majority voting standard allows shareholders with a majority of votes in favor or against determine the election of board nominees.  Currently, most board elections are uncontested and allow directors to be elected with a plurality of votes.  Calvert believes majority voting increases director accountability to shareholders, as directors recognize shareholders have a voice in the election process.

•         The Fund advisor will generally support  both precatory and binding resolutions seeking to establish a majority vote standard.

Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares.  However, like many tools, cumulative voting can be misused.   In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

•         The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

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Shareholder Rights

Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

•         The Fund advisor will ordinarily oppose  supermajority vote requirements.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors.  There is no reason why management should be allowed to nominate directors while shareowners – whom directors are supposed to represent – are deprived of the same right.    We support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

•         The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting.  It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

•         The Fund advisor will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.

•         The Fund advisor will ordinarily support  proposals to allow or facilitate shareowner action by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights.  In general, we support the right of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid.  Restrictions on the right of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

•         The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such restrictions limit the right of shareowners to participate in governance.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends.  Creation of multiple classes of stock limits the right of some shareowners – often a majority of shareowners – to exercise influence over the governance of the corporation.   This approach in turn diffuses directors’ incentives to exercise appropriate oversight and control over management.

•         The Fund advisor will ordinarily oppose  proposals to create dual classes of stock.  However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

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•         The Fund advisor will ordinarily support proposals to recapitalize stock such that each share is equal to one vote.

Ratification of Auditor and Audit Committee

The annual shareholder ratification of the outside auditors is standard practice.  While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners.   Further, Calvert recognizes the critical responsibilities of the audit committee and its members including the oversight of financial statements and internal reporting controls.

•         The Fund advisor will ordinarily oppose  proposals seeking ratification of the auditor when fees for non-audit consulting services exceed 25 % of all fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•         The Fund advisor will ordinarily support  proposals to adopt a policy to ensure that the auditor will only provide audit services to the company and not provide other services.

•         The Fund advisor will ordinarily support proposals that set a reasonable mandatory rotation of the auditor (at least every five years).

•         The Fund advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries companies routinely appoint internal statutory auditors.

•         The Fund advisor will ordinarily support  the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

•         The Fund advisor will ordinarily support  proposals that call for the annual election of auditors by shareholders.

Audit Committee

•         The Fund advisor will ordinarily oppose  members of the audit committee where the audit committee has approved an audit contract where non-audit fees exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•         The Fund advisor will ordinarily oppose members of the audit committee at companies with ineffective internal controls, considering whether the company has a history of accounting issues, or significant recent problems, and the board’s response to them

Transparency and Disclosure

International corporate governance is constantly changing and there have been waves of development of governance codes around the world.  The common thread throughout all of these codes is that shareowners want their companies to be transparent.

•         The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.

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•         The Fund advisor will ordinarily support  proposals that call for an annual financial audit by external and independent auditors.

•         The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of corporate governance codes and structures.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of related party transactions.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of the board nominating process.

B.            Executive and Employee Compensation

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation.  Prosperity should be shared broadly within a company, as should the downside risk of share ownership.  Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on compensation plans and strategy.

There are many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value.  The structure of these compensation plans often determines the level of alignment between management and shareowner interests.  Calvert stresses the importance of pay-for-performance, where executive compensation is linked to clearly defined and rigorous criteria.  These executives should not only enjoy the benefits when the company performs well, but boards should ensure executives are accordingly penalized when they are unable to meet established performance criteria.

Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors.  Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Employee Compensation

•         The Fund advisor will ordinarily support  proposals requesting companies disclose compensation practices and policies--including salaries, option awards, bonuses, and restricted stock grants--of top management, Board of Directors, and employees.

CEO and Executive Compensation

•         The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).

•         The Fund advisor will support  proposals seeking to establish an annual shareholder advisory vote on compensation.

•         The Fund advisor will ordinarily oppose proposals seeking shareholder ratification of the company’s executive officers’ compensation (also known as an Advisory Vote on Compensation) if executive risks and rewards are not aligned with the interests of shareowners and the long-term performance of the corporation. The Fund advisor will ordinarily oppose compensation proposals if the company’s compensation program is not adequately described, if incentive compensation is awarded despite a failure to meet established performance targets, or if the company awards termination payments that are not justified by the company’s prior performance.

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Compensation Committee

•         The Fund advisor may oppose  members of the compensation committee when it is determined they have approved compensation plans that are deemed excessive or have not amended their policies in response to shareholder concern.

Executive & Employee Stock Option Plans

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans that do not contain provisions prohibiting automatic re-pricing, unless such plans are indexed to a peer group or other measurement so long as the performance benchmark is predetermined prior to the grant date and not subject to change retroactively.

•         The Fund advisor will examine and ordinarily oppose  proposals for re-pricing of underwater options.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

•         The Fund advisor will ordinarily support  proposals requiring that all option plans and option re-pricing are submitted for shareholder approval.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans with “evergreen” features, reserving a specified percentage of stock for award each year with no termination date.

•         The Fund advisor will ordinarily support  proposals to approve stock option plans for outside directors subject to the same constraints previously described.

•         The Fund advisor will support  proposals to approve Employee Stock Ownership Plans (ESOPs) created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management).  The Fund advisor will oppose  any ESOP whose primary purpose is to prevent a corporate takeover.

Expensing of Stock Options

Calvert’s view is that the expensing of stock options gives shareholders valuable additional information about companies’ financial performance, and should therefore be encouraged.

•         The Fund advisor will ordinarily support  proposals requesting that companies expense stock options.

Pay Equity

•         The Fund advisor will support  proposals requesting that management provide a pay equity report.

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Ratio Between CEO and Worker Pay

•         The Fund advisor will support  proposals requesting that management report on the ratio between CEO and employee compensation.

•         The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

Executive Compensation Tie to Non-Financial Performance

•         The Fund advisor will support  proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other sustainability and/or corporate social responsibility-related issues.

Severance Agreements

Severance payments are compensation agreements that provide for top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. Calvert believes boards should allow shareholders the ability to ratify such severance or change in control agreements to determine if such awards are excessive and unnecessary.

•         The Fund advisor will support  proposals providing shareowners the right to ratify adoption of severance or change in control agreements.

•         The Fund advisor will examine and vote on a case-by-case basis severance or change in control agreements, based upon an evaluation of the particular agreement itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

•         The Fund advisor will oppose  the election of compensation committee members who approve severance agreements that are not ratified by shareowners.

C.            Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners.  Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

•         The Fund advisor will support  proposals that consider non-financial impacts of mergers.

•         The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company’s social, environmental, and governance performance.

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•         The Fund advisor will ordinarily oppose  proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses or that pose other potential financial, social, or environmental risks or liabilities.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers.  In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out.   Hostile takeovers come in many forms.  Some offer advantages to shareowners by replacing current management with more effective management.  Others do not.  Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition.  In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

•         The Fund advisor will ordinarily support  proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose  proposals requiring companies to opt into state anti-takeover statutes.

Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

•         The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support  such proposals if they are deemed consistent with shareholders’ best interests and the principles of sound governance and overall corporate social responsibility/sustainability underlying these Guidelines.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated.  Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters.  In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens.  In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights. Finally, changes in state law have made reincorporating in certain locations more or less favorable to governance issues such as shareholder rights.

•         The Fund advisor will ordinarily support  proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

•         The Fund advisor will review on a case-by-case  basis proposals to reincorporate for improvements in governance structure and policies (such as reincorporating in states like North Dakota, with shareholder friendly provisions).

•         The Fund advisor will ordinarily oppose  proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Common Stock Authorization

Companies may choose to increase their authorization of common stock for a variety of reasons.  In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear.  Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

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•         The Fund advisor will ordinarily support  proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

•         The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock.  If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose  the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

•         The Fund advisor will ordinarily oppose  the creation of blank check preferred stock.  In addition, the Fund advisor will ordinarily oppose  increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

•         The Fund advisor will support  proposals calling for shareowner approval of poison pills or shareholder rights plans.

•         The Fund advisor will ordinarily oppose  poison pills or shareowner rights plans.

Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider’s shares.  This usually means that the bidder’s shares are purchased at a price higher than market price, discriminating against other shareowners.

•         The Fund advisor will ordinarily support  anti-greenmail provisions and oppose  the payment of greenmail.

III.          CORPORATE SUSTAINABILITY AND SOCIAL RESPONSIBILITY

A.            Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models.  In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility.  Investors increasingly see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure.    As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines.  There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting guidelines.

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•         The Fund advisor will ordinarily support  proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

•         The Fund advisor will ordinarily support  proposals requesting that companies conduct social and/or environmental audits of their performance.

B.            Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company’s overall environmental footprint.

•         The Fund advisor will ordinarily support  proposals to reduce negative environmental impacts and a company’s overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

•         The Fund advisor will ordinarily support  proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from operations, and the impact of environmental liabilities on shareowner value.

•         The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling or waste management efforts, to increase recycling efforts, or to adopt a formal recycling policy.

Ceres Principles

The Coalition for Environmentally Responsible Economies (Ceres), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct.  The Ceres Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment.  Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the Ceres Principles; or 2) produce a report addressing management’s response to each of the points raised in the Ceres Principles.

•         The Fund advisor will support  proposals requesting that a company become a signatory to the Ceres Principles.

Climate Change/Global Warming

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming—including oil and mining companies, utilities, and automobile manufacturers.  Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective—and often cost-saving—steps to reduce energy use that contribute to climate change.  Initiatives have included proposals requesting companies to disclose information, using guidelines such as those prepared by the Carbon Disclosure Project.  This includes information about the company’s impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting some forms of renewable energy resources for fossil fuels.

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•         The Fund advisor will support  proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

•         The Fund advisor will support  proposals seeking the preparation of a report on a company’s activities related to the development of renewable energy sources.

•         The Fund advisor will support  proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

Water

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities or ecosystems in areas of water scarcity.

•         The Fund advisor will support  proposals seeking the preparation of a report on a company’s risks linked to water use or impacts to water.

•         The Fund advisor will support proposals seeking the adoption of programs and policies that enhance access and affordability to safe drinking water and sanitation.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups.  For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

•         The Fund advisor will ordinarily support  proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

•         The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C.            Workplace Issues

Labor Relations

Companies’ treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate.  Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people.  Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

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•         The Fund advisor will ordinarily support  proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

•         The Fund advisor will ordinarily support  proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

•         The Fund advisor will ordinarily support  proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States.  While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced labor, child labor, discrimination, intimidation and harassment of workers seeking to associate, organize or bargain collectively, unsafe working conditions, and other very poor working conditions.  Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance.  At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

•         The Fund advisor will ordinarily support  proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization’s core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights.  This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity (EEO)

Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender.  Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission).  Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

•         The Fund advisor will ordinarily support  proposals asking companies to report on efforts to comply with federal EEO mandates.

•         The Fund advisor will support  proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

•         The Fund advisor will ordinarily support  proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

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•         The Fund advisor will ordinarily support  proposals seeking reports on a company’s initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

•         The Fund advisor will oppose  proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.

•         The Fund advisor will support  proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs.  Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing.  The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed.  Programs aimed at assisting displaced workers are helpful both to those displaced and to the company’s ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

•         The Fund advisor will ordinarily support  resolutions asking companies to create or expand upon relocation programs for displaced workers.

D.            International Operations and Human Rights

Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective.  Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas.  Such activity is not always exploitative, but it can be.  In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny.  The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries.  For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact and the Voluntary Principles on Security and Human Rights. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma.  In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

•         The Fund advisor will ordinarily support  proposals requesting that companies develop human rights policies and periodic reporting on operations and investments in countries with repressive regimes and/or conflict zones.

•         The Fund advisor will ordinarily support  proposals requesting a report discussing how investment policies address or could address human rights issues.

•         The Fund advisor will ordinarily support  proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

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•         The Fund advisor will ordinarily support  proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

•         The Fund advisor will ordinarily support proposals requesting a report discussing how business practices and/or products limit or could limit freedom of expression or privacy.

Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry.  For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

•         The Fund advisor will support  proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in places such as the Maquiladoras in Mexico, Southeast Asia, South Asia, Eastern Europe, the Caribbean or Central America. Companies often move to these places under U.S. government-sponsored programs to promote trade and economic development in these regions.  In addition, companies have located in these regions to take advantage of lower labor costs as well as fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of labor standards and the environmental integrity of communities.

  The Fund advisor will ordinarily support  proposals calling for reports on treatment of workers and protection of human rights in international operations such as in the Maquiladoras or elsewhere.
  The Fund advisor will ordinarily support  proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world.  In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs.  In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected.  Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected.  Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

•         The Fund advisor will ordinarily support  proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

•         The Fund advisor will ordinarily support  proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

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E.            Indigenous Peoples’ Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by Indigenous Peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.

•         The Fund advisor will ordinarily support  proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

•         The Fund advisor will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

F.            Product Safety and Impact

Many companies’ products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks.  Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them.  Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act.  For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

•         The Fund advisor will review on case-by-case  basis proposals requesting that companies report on the impacts of their products on consumers and communities and will ordinarily support  such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

•         The Fund advisor will ordinarily support  proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

Toxic Chemicals

Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals.  Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals.  In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products.  These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union)posing liability risk to the company.   In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals.  Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose product ingredients.

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•         The Fund advisor will ordinarily support  resolutions asking companies to disclose policies related to toxic chemicals.

•         The Fund advisor will examine and vote on a case-by-case  basis asking companies to reformulate a product by a given date, unless this reformulation is required by law in selected markets.

Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies which engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

•         The Fund advisor will ordinarily support  proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

•         The Fund advisor will ordinarily support  proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.

•         The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

•         The Fund advisor will ordinarily support  proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless: the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

•         The Fund advisor will ordinarily support  resolutions asking companies not to invest in the stocks of tobacco companies.

•         The Fund advisor will ordinarily support  resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

G.            Weapons Contracting

Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

•         The Fund advisor will ordinarily support  proposals calling for reports on the type and volume of defense contracts.

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H.            Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society.  The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc.  Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

•         The Fund advisor will ordinarily support  proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile.  The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets.  Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

•         The Fund advisor will support  proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Predatory lending involves charging excessive fees to sub prime borrowers without providing adequate disclosure.  Predatory lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged.  This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates.  Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

•         The Fund advisor will support  proposals calling on companies to address and eliminate predatory lending practices.

•         The Fund advisor will support  proposals seeking the development of a policy or preparation of a report to guard against predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions.  At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs.  Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

•         The Fund advisor will support  proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

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Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care.  Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

•         The Fund advisor will ordinarily support  resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

I.             Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities.  Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners.  Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.

•         The Fund advisor will ordinarily support  resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

J.             Other Issues

All social issues that are not covered in these Guidelines are delegated to the Fund’s advisor to vote in accordance with the Fund’s specific sustainable and socially responsible criteria.  In addition to actions taken pursuant to the Fund’s Conflict of Interest Policy, Calvert Sustainability Research Department (“CSRD”) will report to the Boards on issues not covered by these Guidelines as they arise.

IV. CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the Guidelines detailed in Sections I and II, above.

Thus, generally, adherence to the Global Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund’s investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Global Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000

Last Revised September 2011

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APPENDIX B

CORPORATE BOND AND COMMERCIAL PAPER RATINGS  (source:  Standard & Poor's Ratings Services)

Bonds

AAA:     An obligation rated AAA has the highest rating assigned by Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA:        An obligation rated AA differs from the highest-rated obligations only in a small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A:            An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB:       An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:  These obligations are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB:          An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor's inability to meet its financial commitment on the obligation.

B:            An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations.  Adverse business, financial, and/or economic conditions may impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC:       An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation.  Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:          An obligation rated CC is currently highly vulnerable to nonpayment.

C:            An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or  where similar action has been taken but payment on the obligation is being continued.

D:            An obligation rated D is in payment default.  The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.  The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Notes

SP-1: These issues are considered as having  a strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2:  These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3:  These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1:  This rating indicates a strong degree of safety regarding timely payment.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: This rating indicates a satisfactory degree of safety regarding timely payment.

A-3: This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

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Long-Term Obligation Ratings (source: Moody's Investors Service)

                Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:        Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:          Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:            Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:        Obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and may possess certain speculative characteristics.

Ba:          Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:            Obligations rated B are considered speculative and are subject to high credit risk.

Caa:        Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:          Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:            Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings  (source: Moody's Investors Service)

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1:         Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:         Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:         Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP:          Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Calvert Signature Strategies®                                                                                                                                                                  Calvert Investments®

Calvert Solution Strategies®                                                                                                                                                                     A UNIFI Company

CALVERT SOCIAL INVESTMENT FUND

Calvert Conservative Allocation Fund

Calvert Moderate Allocation Fund

Calvert Aggressive Allocation Fund

4550 Montgomery Avenue, Bethesda, Maryland 20814

Statement of Additional Information

January 31, 2012

Class (Ticker)
Calvert Conservative Allocation Fund	A (CCLAX)	C (CALCX)
Calvert Moderate Allocation Fund	A (CMAAX)	C (CMACX)	I (CLAIX)
Calvert Aggressive Allocation Fund	A (CAAAX)	C (CAACX)	I (CAGIX)

New Account Information:	(800) 368-2748 (301) 951-4820	Client Services:	(800) 368-2745
Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

                This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the SAI in conjunction with the applicable Fund's (collectively referred to as the "Funds") Prospectus dated January 31, 2012.  Each Fund’s audited financial statements included in its most recent Annual Report to Shareholders are expressly incorporated by reference and made a part of this SAI.  Each Fund’s Prospectus and the most recent shareholder report may be obtained free of charge by writing the respective Fund at the above address, calling the Fund at 800-368-2745, or by visiting our website at www.calvert.com.

Supplemental Information on Principal Investment Policies and Risks of Underlying Calvert Funds	2
Non-Principal Investment Policies and Risks of Underlying Calvert Funds	11
Supplemental Information on Risks of Non-Calvert Fund Investments Made by the Funds	25
Additional Risk Disclosure	25
Investment Restrictions	26
Dividends, Distributions, and Taxes	32
Net Asset Value	33
Calculation of Total Return	34
Purchase and Redemption of Shares	37
Trustees and Officers	37
Investment Advisor	45
Portfolio Manager Disclosure	46
Administrative Services Agent	49
Method of Distribution	49
Transfer and Shareholder Servicing Agents	51
Portfolio Transactions	52
Portfolio Holdings Disclosure	53
Personal Securities Transactions	55
Proxy Voting Disclosure	56
Process for Delivering Shareholder Communications to the Board of Trustees	56
Independent Registered Public Accounting Firm and Custodian	56
General Information	56
Control Persons and Principal Holders of Securities	57
Fund Service Providers	58
Appendix A - Global Proxy Voting Guidelines
Appendix B - Corporate Bond & Commercial Paper Ratings

SUPPLEMENTAL INFORMATION ON PRINCIPAL INVESTMENT POLICIES AND RISKS OF UNDERLYING CALVERT FUNDS

                The following discussion of investment policies and risks applies to the underlying Calvert Funds (the "underlying funds") in which the Funds invest.  Investment policies and risks apply to each underlying fund unless indicated otherwise.

Foreign Securities (applies to calvert small cap, calvert international equity, calvert international opportunities, calvert global water, calvert global alternative energy, calvert capital accumulation, calvert equity, calvert enhanced equity and calvert bond)

                Investments in foreign securities may present risks not typically involved in domestic investments.  These underlying funds may purchase foreign securities directly on foreign markets.  These securities are subject to the risk of currency fluctuation relative to the U.S. dollar.  Foreign securities may also involve different accounting, auditing, and financial reporting standards and various administrative difficulties such as delays in clearing and settling portfolio trades or in receiving payment of dividends or other distributions.  The Funds may also invest in American Depositary Receipts ("ADRs") and other receipts evidencing ownership of foreign securities, such as Global Depositary Receipts ("GDRs"). ADRs are United States ("U.S.") dollar-denominated and traded in the United States on exchanges or over the counter, and can be either sponsored or unsponsored. The company sponsoring the ADR is subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials.  With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Less information is normally available on unsponsored ADRs. By investing in ADRs rather than directly in foreign issuers' stock, these underlying funds may possibly avoid some currency and some liquidity risks. However, the value of the foreign securities underlying the ADR may still be impacted by currency fluctuations.  The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. GDRs can involve currency risk since they may not be U.S. dollar-denominated.

2

                Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the underlying funds change investments from one country to another or convert foreign securities holdings into U.S. dollars.

                U.S. government policies have at times, in the past, through imposition of currency controls, changes in tax policy and other restrictions, discouraged certain investments abroad by U.S. investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.

Emerging Market Securities. (applies to calvert international equity, calvert international opportunities, calvert global water and calvert global alternative energy)

Investing in emerging markets and in particular, those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. These underlying funds define an emerging market as any country (other than the United States or Canada) that is not included in the Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East ("EAFE") (Standard) Index. Investments in these countries may be riskier, and may be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse, and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Many of these countries are grappling with severe inflation or recession, high levels of national debt, and currency exchange problems. Governments in many emerging market countries participate to a significant degree in their economies and securities markets.  Investments in countries or regions that have recently begun moving away from central planning and state-owned industries toward free markets should be regarded as speculative. Among other risks, the economies of such countries may be affected to a greater extent than in other countries by price fluctuations of a single commodity, severe cyclical climatic conditions, lack of significant history in operating under a market-oriented economy or political instability.  Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.

Foreign Money Market Instruments (applies to calvert money market)

                This underlying fund may invest without limitation in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of U.S. banks ("Eurodollar" instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. Although these instruments are not subject to foreign currency risk since they are U.S. dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers. See "—Foreign Securities".

Variable Rate Obligations and Demand Notes (Applies to calvert money market)

                This underlying fund may invest in variable rate obligations. Variable rate obligations have a yield that is adjusted periodically based on changes in the level of prevailing interest rates. Variable rate obligations can have an interest rate fixed to a known lending rate, such as the LIBOR Index or SIFMA Index, and are automatically adjusted when the known rate changes. Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments. This diminishes the risk of capital depreciation of investment securities in this underlying fund and, consequently, of the shares of this underlying fund. However, if interest rates decline, the yield of this underlying fund will decline, causing it and its shareholders to forego the opportunity for capital appreciation of the underlying fund’s investments.

This underlying fund may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the paying agent and/or dealer. To ensure the ability of the issuer to make payment on demand, a bank letter of credit or other liquidity facility may support the note.

Tracking The Index (applies to calvert enhanced equity and calvert social index)

The process used by each underlying fund to attempt to track the applicable Index within its expected tracking error limit relies on assessing the difference between the underlying fund's exposure to factors which influence returns and the Index's exposure to those same factors. The combined variability of these factors and the correlation between factors are used to estimate the risk in the underlying fund. The extent to which the total risk characteristics of the underlying fund vary from that of the Index is active risk or tracking error.

3

An underlying fund's ability to track the Index will be monitored by analyzing returns to ensure that the returns are reasonably consistent with Index returns. By regressing underlying fund returns against Index returns, the Advisor can calculate the goodness of fit, as measured by the Coefficient of Determination or R-squared. Values in excess of 90% indicate a very high degree of correlation between the underlying fund and the Index. The underlying fund will also be monitored to ensure those general characteristics, such as sector exposures, capitalization and valuation criteria, are relatively consistent over time.

Any deviations of realized returns from the Index which are in excess of those expected will be analyzed for sources of variance.

                Calvert Social Index’s portfolio will be invested in a manner to closely track the Index.  To the extent that this underlying fund has investments in the Special Equities program and/or the High Social Impact Investments program (each defined in the “Non-Principal Investment Policies and Risks of Underlying Calvert Funds” section below), the underlying fund may be less able to closely track the Index than if it did not have investments in these programs.  Both of these investment programs are of limited size (not more than 1% of this underlying fund's assets if the fund commences a program), so that the tracking error induced by such investments would be limited.

Small-Cap Issuers (applies to calvert small cap, calvert international opportunities, calvert global water and calvert global alternative energy)

                The securities of small-cap issuers may be less actively traded than the securities of larger-cap issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies.

                Information concerning these securities may not be readily available so the securities’ issuers may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely known securities, and they tend to have a relatively higher percentage of insider ownership.

                Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Small-cap issuers may have limited product lines, markets, or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

                The small cap issuers in which an underlying fund (other than Calvert International Opportunities) invests may include some micro-cap securities. The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities. Micro-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Therefore, these underlying funds may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

Mid-Cap Issuers (applies to calvert capital accumulation, calvert international opportunities, calvert global water and calvert global alternative energy)

                The securities of mid-cap issuers often have greater price volatility, lower trading volume, and less liquidity than the securities of larger, more established companies.  Investing in mid-cap issuers generally involves greater risk than investing in larger, established issuers. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Large-Cap Issuers (applies to calvert international equity, calvert equity, calvert enhanced equity and calvert social index)

                Investing in large-cap issuers generally involves the risk that these companies may grow more slowly than the economy as a whole or not at all. Compared to small and mid-cap companies, large cap companies are more widely followed in the market, which can make it more difficult to find attractive stocks that are not overpriced. Large-cap stocks also may be less responsive to competitive opportunities and challenges, such as changes in technologies, and may offer less potential for long-term capital appreciation.

Below-investment Grade, High-Yield Debt Securities (applies to calvert bond)

                Below-investment grade, high-yield debt securities are lower quality debt securities (generally those rated BB or lower by Standard & Poor’s Ratings Services ("S&P") or Ba or lower by Moody’s Investors Service, Inc. ("Moody's"), known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix B for a description of the ratings.)  An underlying fund considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization ("NRSRO"), or is an unrated security of comparable quality as determined by the underlying fund’s Advisor or Subadvisor. Below-investment grade, high-yield debt securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

4

                The quality limitation set forth in an underlying fund's investment policy is determined immediately after the underlying fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the underlying fund's investment policy. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Issuer Non-diversification Risk (applies to calvert bond, calvert capital accumulation, calvert global water and calvert global alternative energy)

                These underlying funds are non-diversified and may focus their investments on a small number of issuers. Underlying funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer than funds that are "diversified." Underlying funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political, or regulatory occurrence than a more diversified fund might be. Some of those issuers might also present substantial credit, interest rate or other risks.

Concentration Risk (applies to calvert global water and calvert global alternative energy)

Calvert Global Water will concentrate its investments (that is, invest more than 25% of its total assets) in the water industry. The water-related resource sectors and companies will include: water treatment, engineering, filtration, environmental controls, water related equipment, water and wastewater services, and water utilities. Technologies, services and products that these companies may be involved in can include, but are not limited to: water distribution, water infrastructure and equipment, construction and engineering, environmental control and metering, and services or technologies that conserve or enable more efficient use of water. The underlying fund’s concentration in water-related sector companies may present more risks than would be the case with funds that invest more broadly in numerous industries and sectors of the economy. A downturn in water-related sector companies would have a larger impact on the underlying fund than on a fund that does not concentrate in this sector. Water-related resource sector companies can be significantly affected by the supply of and demand for specific products and services, the supply and demand for relevant water sources, the price of those sources, capital investment, government regulation, world events and economic conditions. Water-related resource sector companies can be significantly affected by events relating to international political developments, energy conservation, commodity prices, and tax and government regulations. From time to time, the performance of securities of water-related resource sector companies will lag the performance of securities of companies in other sectors or the broader market as a whole.

Calvert Global Alternative Energy will concentrate its investments (that is, invest more than 25% of its total assets) in the alternative energy industry.  Alternative energy includes, but is not limited to, renewable energy (such as solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.  The underlying fund’s concentration in alternative energy companies may present more risks than would be the case with funds that invest more broadly in numerous industries and sectors of the economy. A downturn in alternative energy companies would have a larger impact on the underlying fund than on a fund that does not concentrate in this sector. Alternative energy companies can be significantly affected by the supply of and demand for specific products and services, the supply and demand for relevant energy sources, the price of those sources, capital investment, government regulation, world events and economic conditions. Alternative energy companies can be significantly affected by events relating to international political developments, energy conservation, commodity prices, and tax and government regulations. From time to time, the performance of securities of alternative energy companies will lag the performance of securities of companies in other sectors or the broader market as a whole.

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Leverage (applies to calvert international opportunities, calvert global water and calvert global alternative energy)

To the extent that these underlying funds make purchases of securities where borrowing exceeds 5% of the underlying fund’s total assets, they may engage in transactions which create leverage.  However, the underlying funds do not currently intend to engage in such transactions.

In leveraged transactions, borrowing magnifies the potential for gain or loss on an underlying fund’s portfolio securities and therefore, if employed, increases the possibility of fluctuation in the underlying fund’s net asset value ("NAV").

                Any use of leverage by an underlying fund is premised generally upon the expectation that the underlying fund will achieve a greater return on its investments with the proceeds from the borrowed funds than the additional costs the underlying fund incurs as a result of such leverage. If the income or capital appreciation from the securities purchased with borrowed funds is not sufficient to cover the cost of leverage or if the underlying fund incurs capital losses, the return of the underlying fund will be less than if leverage had not been used.  The Subadvisor may determine to maintain an underlying fund's leveraged position if it expects that the long-term benefits to the underlying fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

Leverage creates risks which may adversely affect the return for shareholders, including:

                    •           fluctuations in interest rates on borrowings and short-term debt; and

    •           the potential for a decline in the value of an investment acquired with borrowed funds, while the underlying fund's obligations under such borrowing remain fixed. If interest rates rise or if the underlying fund otherwise incurs losses on its investments, the underlying fund's NAV attributable to its shares will reflect the resulting decline in the value of its portfolio holdings.

Capital raised through borrowing will be subject to dividend payments or interest costs that may or may not exceed the income and appreciation on the assets purchased.  An underlying fund also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate. Certain types of borrowings may result in an underlying fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the underlying fund's ability to pay dividends and distributions on its shares in certain instances.  An underlying fund may also be required to pledge its assets to lenders in connection with certain types of borrowing.  The Advisor does not anticipate that these covenants or restrictions will adversely affect the applicable Subadvisor's ability to manage the underlying fund's portfolio in accordance with the underlying fund's investment objective and policies.  These covenants or restrictions may also force an underlying fund to liquidate investments at times and at prices that are not favorable to the underlying fund, or to forgo investments that the Advisor otherwise views as favorable.

To reduce its borrowings, an underlying fund might be required to sell securities at a time when it would be disadvantageous to do so.  In addition, because interest on money borrowed is a fund expense that it would not otherwise incur, an underlying fund may have less net investment income during periods when its borrowings are substantial.  The interest paid by an underlying fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

To reduce the risks of borrowing, the underlying fund will limit its borrowings as described in the "Investment Restrictions" section.

Repurchase Agreements (applies to calvert bond and calvert money market)

                Repurchase agreements are arrangements under which an underlying fund buys a security, and the seller simultaneously agrees to repurchase the security at a mutually agreed-upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income. A fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement.

Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the underlying fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The underlying funds will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the underlying fund’s Board of Directors/Trustees ("underlying fund’s Board"). In addition, the underlying funds will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the underlying fund pursuant to the agreement, the underlying fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the underlying fund may incur a loss and may incur expenses in selling the underlying security.

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While an underlying security may mature after one year, repurchase agreements are generally for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Short-Term Instruments (applies to calvert bond and calvert money market)

Each of these underlying funds may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit, bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar instruments; (iii) commercial paper; (iv) repurchase agreements; (v) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Advisor or Subadvisor, are of comparable quality to obligations of U.S. banks that may be purchased by the underlying funds; and (vi) money market funds.  Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

U.S. Government-sponsored Obligations (applies to calvert bond and calvert money market)

                These underlying funds may invest in debt and mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), commonly known as Fannie Maes and Freddie Macs, respectively.

Fannie Mae and Freddie Mac. Unlike Government National Mortgage Association ("GNMA") certificates, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans. Both FNMA and FHLMC guarantee timely payment of principal and interest on their obligations, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA's guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC's guarantee is backed by reserves set aside to protect holders against losses due to default.

   In September 2008, the Federal Housing Finance Agency ("FHFA") placed FNMA and FHLMC into conservatorship with the objective of returning the entities to normal business operations; FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC. Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

U.S. Government-backed Obligations (applies to calvert bond and calvert money market)

                These underlying funds may invest in debt and mortgage-backed securities issued by GNMA, commonly known as Ginnie Maes, and other U.S. government-backed obligations.

                Ginnie Mae. Ginnie Maes are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. government guarantees that interest and principal will be paid when due.

Other U.S. Government Obligations. The Funds may invest in other obligations issued or guaranteed by the U.S. government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. government agency or instrumentality may not be backed by the full faith and credit of the United States.)

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Collateralized Mortgage Obligations (applies to calvert bond )

                This underlying fund may invest in collateralized mortgage obligations ("CMOs"). CMOs are collateralized bonds that are general obligations of the issuer of the bonds. CMOs are not direct obligations of the U.S. government. CMOs generally are secured by collateral consisting of mortgages or a pool of mortgages. The collateral is assigned to the trustee named in the indenture pursuant to which the bonds are issued. Payments of principal and interest on the underlying mortgages are not passed through directly to the holder of the CMO; rather, payments to the trustee are dedicated to payment of interest on and repayment of principal of the CMO. This means that the character of payments of principal and interest is not passed through, so that payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages or pool of mortgages do not necessarily constitute income and return of capital, respectively, to the CMO holders. Also, because payments of principal and interest are not passed through, CMOs secured by the same pool of mortgages may be, and frequently are, issued with a variety of classes or series, which have different maturities and are retired sequentially. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down.

                FHLMC has introduced a CMO which is a general obligation of FHLMC. This requires FHLMC to use its general funds to make payments on the CMO if payments from the underlying mortgages are insufficient.

Interest Only and Principal Only Mortgage-Backed Securities (applies to calvert bond)

                This underlying fund may also invest in Interest Only (“IO”) and Principal Only (“PO”) mortgage-backed securities. Interest only instruments generally increase in value in a rising interest rate environment, which typically results in a slower rate of prepayments on the underlying mortgages and extends the period during which interest payments are required to be made on the IO security. Interest only securities are subject to prepayment risk, which is the risk that prepayments will accelerate in a declining interest rate environment and will reduce the number of remaining interest payments even though there is no default on the underlying mortgages.

                Principal only instruments generally increase in value in a declining interest rate environment, which typically results in a faster rate of prepayments on the underlying mortgages. Since a PO security is usually purchased at a discount, faster prepayments result in a higher rate of return when the face value of the security is paid back sooner than expected. Principal only securities are subject to extension risk, which is the risk that a rising interest rate environment will result in a slower rate of prepayments and will delay the final payment date.

Futures Transactions (applies to calvert bond)

This underlying fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The underlying fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. government obligations.

                A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery.  In most cases the contracts are closed out before the settlement date without making or taking delivery of securities. Upon buying or selling a futures contract, the underlying fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker.  Payments of maintenance margin reflect changes in the value of the futures contract, with the underlying fund being obligated to make such payments if the futures position becomes less valuable and entitled to receive such payments if the futures position becomes more valuable.

                The underlying fund can use these practices only for hedging purposes and not for speculation or leverage. If the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with the underlying fund's investments, these techniques could result in a loss. These techniques may increase the volatility of the underlying fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

                The purchase and sale of futures contracts is for the purpose of hedging the underlying fund's holdings of long-term debt securities. Futures contracts based on U.S. government securities and GNMA certificates historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which mortgage-related securities reacted to the change. If interest rates increase, the value of such securities in the underlying und's portfolio would decline, but the value of a short position in futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the underlying fund from declining as much as it otherwise would have. Thus, if the underlying fund owns long-term securities and interest rates were expected to increase, it might sell futures contracts rather than sell its holdings of long-term securities. If, on the other hand, the underlying fund held cash reserves and interest rates were expected to decline, the underlying fund might enter into futures contracts for the purchase of U.S. government securities or GNMA certificates and thus take advantage of the anticipated rise in the value of long-term securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the underlying fund's cash reserves could then be used to buy long-term securities in the cash market. The underlying fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool to manage risk, it might be possible to accomplish the same result easily and quickly.

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Futures contracts are designed by boards of trade which are designated "contracts markets" by the CFTC. As a series of a registered investment company, the underlying fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the underlying fund may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Additional Risks of Futures Contracts.  If the underlying fund has sold futures to hedge against a decline in the market and the market later advances, the underlying fund may suffer a loss on the futures contracts that it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract may move more than or less than the price of the securities being hedged. Where the underlying fund has sold futures to hedge against a decline in the market, the price of the futures contract may advance and the value of the portfolio securities in the underlying fund may decline. If this were to occur, the underlying fund might lose money on the futures contracts and also experience a decline in the value of its portfolio securities.

The underlying fund can close out futures positions in the secondary market only on an exchange or board of trade or with an over-the-counter (“OTC”) market maker. Although the underlying fund intends to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the underlying fund from closing a futures position, which could require the underlying fund to make daily margin payments in the event of adverse price movements.

Trust Preferred Securities (Applies to Calvert Bond)

This underlying fund may purchase trust preferred securities, which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. The securities are generally senior in claim to standard preferred stock but junior to other bondholders. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

Trust preferred securities may have varying maturity dates, at times in excess of 30 years, or may have no specified maturity date. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying subordinated debt. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike traditional preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes.

Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation and may be deferred for up to 20 consecutive quarters. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Trust preferred securities prices fluctuate for several reasons including changes in investors’ perception of the financial condition of an issuer or the general condition of the market for trust preferred securities, or when political or economic events affecting the issuers occur. Trust preferred securities are also (a) sensitive to interest rate fluctuations, as the cost of capital rises and borrowing costs increase in a rising interest rate environment, and (b) subject to the risk that they may be called for redemption in a falling interest rate environment.

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Asset-Backed Securities (Applies to Calvert Bond)

                This underlying fund may invest in, or have exposure to, asset-backed securities, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

                The underlying assets (e.g., loans) are subject to prepayments, which shorten the securities’ weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or trust providing the credit support or enhancement. Typically, there is no perfected security interest in the collateral that relates to the financial assets that support asset-backed securities.

Municipal Securities (Applies to Calvert Bond)

Municipal securities share the attributes of debt obligations in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal securities that this underlying fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the user (and/or any guarantor).

Municipal securities are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues, and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded. Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable.

Leveraged Loans (Applies to Calvert Bond)

This underlying fund may invest in leveraged loans. Investments in loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Circumstances surrounding default in the payment of interest or principal on a loan may result in a reduction in the value of the loan and consequently a reduction in the value of this underlying fund’s investments and a potential decrease in the net asset value (“NAV”) of this underlying fund. Although the loans in which this underlying fund will invest generally will be secured by specific collateral, there can be no assurance that such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, this underlying fund’s access to the collateral may be limited by bankruptcy and, therefore, this underlying fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.

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There is no organized exchange on which loans are traded, and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market, and this underlying fund may not realize full value in the event of the need to sell a loan. To the extent that a secondary market does exist for certain loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.  Many loans are not registered with the SEC or any state securities commission and are not often rated by any NRSRO. Generally there is less readily available, reliable information about most loans than is the case for many other types of securities.

Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including this underlying fund, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans are also subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of a Fund to invest in loans may be adversely affected.

Although a loan may be senior to equity and other debt securities in a borrower’s capital structure, such obligations may be structurally subordinated to obligations of the borrower’s subsidiaries. From time to time, one or more of the factors described above may create volatility in the markets for debt instruments and decrease the liquidity of the loan market.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS OF UNDERLYING CALVERT FUNDS

Foreign Securities (applies to calvert social index)

See description of "Foreign Securities" in "Supplemental Information on Principal Investment Policies and Risks of Underlying Calvert Funds."

Calvert Social Index may purchase foreign securities only to the extent they may be in the Calvert Social Index®.  The index will not have any foreign stocks in it unless they are listed on a U.S. exchange.  Thus, there will be no foreign custody or currency involved.  However, because the issuer is located outside the United States, such securities will still be subject to political and economic risks of the country where the issuer is located.

Emerging Market Securities. (applies to calvert small cap, calvert bond, calvert equity, calvert enhanced equity and calvert capital accumulation)

See the description of "Emerging Market Securities" in the "Foreign Securities" section of "Supplemental Information on Principal Investment Policies and Risks of Underlying Calvert Funds."

Forward Foreign Currency Contracts (applies to calvert small cap, calvert international equity, calvert international opportunities, calvert global water, calvert global alternative energy, calvert capital accumulation, calvert equity and calvert bond)

                Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the underlying funds may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the underlying funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or decreases in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decrease correspondingly. The underlying funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the current rate prevailing in the foreign exchange market, or by entering into forward contracts to purchase or sell foreign currencies. Calvert International Equity, Calvert International Opportunities, Calvert Global Water, Calvert Global Alternative Energy and Calvert Capital Accumulation may also use foreign currency options and futures.

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and between currency traders and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

                The underlying funds may enter into forward foreign currency contracts for two reasons. First, an underlying fund may desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. An underlying fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

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                Second, an underlying fund may have exposure to a particular foreign currency from that fund's portfolio securities and the Advisor and/or Subadvisor of that fund may anticipate a substantial decline in the value of that currency against the U.S. dollar. Similarly, Calvert International Equity, Calvert International Opportunities, Calvert Global Water, Calvert Global Alternative Energy and Calvert Capital Accumulation may have exposure to a particular currency because of an overweight allocation to that currency in comparison to the underlying fund's applicable benchmark. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of currency market movements  is difficult, and the successful execution of this hedging strategy is uncertain. Although forward foreign currency contracts tend to limit the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. Calvert Small Cap does not intend to enter into such forward contracts under this circumstance on a regular basis.

Small-Cap Issuers (applies to calvert equity and calvert social index)

See the description of "Small-Cap Issuers" in "Supplemental Information on Principal Investment Policies and Risks of Underlying Calvert Funds."

Real Estate Investment Trusts

The underlying funds may make investments related to real estate, including real estate investment trusts ("REITs").  Risks associated with investments in securities of companies in the real estate industry include: a decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in the value of neighborhoods; the appeal of properties to tenants; and increases in interest rates.  In addition, equity REITs, which own real estate properties, may be affected by changes in the values of the underlying property owned by the REITS, while mortgage REITs, which make construction, development, and long-term mortgage loans, may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified, and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act").  If an issuer of debt securities collateralized by real estate defaults, REITs could end up holding the underlying real estate. REITs also have expenses themselves that are ultimately paid by the shareholder.

Short-Term Instruments (applies to all underlying funds except calvert bond and calvert money market)

See the description of "Short-Term Instruments" in "Supplemental Information on Principal Investment Policies and Risks of Underlying Calvert Funds."

Temporary Defensive Positions (applies to all underlying funds except calvert money market, calvert international equity, calvert international opportunities, calvert global alternative energy and calvert capital accumulation)

For temporary defensive purposes – which may include a lack of adequate purchase candidates or an unfavorable market environment – these underlying funds may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements.  These underlying funds' investments in temporary defensive positions are generally not insured by the Federal Deposit Insurance Corporation, even though a bank may be the issuer.

                These underlying funds may invest in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of U.S. banks ("Eurodollar" instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. Although not subject to foreign currency risk since they are U.S. dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers. See "Foreign Securities" in "Supplemental Information on Principal Investment Policies and Risks of Underlying Calvert Funds."

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Temporary Defensive Positions (applies to calvert international equity, calvert international opportunities, calvert global alternative energy and calvert capital accumulation)

For temporary defensive purposes – which may include a lack of adequate purchase candidates or an unfavorable market environment – these underlying funds may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements. These underlying funds' investments in temporary defensive positions are generally not  insured by the Federal Deposit Insurance Corporation, even though a bank may be the issuer.

Repurchase Agreements (applies to all underlying funds except calvert bond and calvert money market)

                See description of "Repurchase Agreements" in "Supplemental Information on Principal Investment Policies and Risks of Underlying Calvert Funds." Each of these underlying funds may invest up to 10% of its net assets in repurchase agreements.

Reverse Repurchase Agreements

Each of the underlying funds may invest up to 10% of its net assets in reverse repurchase agreements. Under a reverse repurchase agreement, an underlying fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The underlying fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The underlying funds intend to enter into a reverse repurchase agreement only when the interest income expected to be earned on the obligation in which the underlying fund plans to invest the proceeds exceeds the amount the underlying fund will pay in interest to the other party to the agreement plus all costs associated with the transaction. The underlying funds do not intend to borrow for leverage purposes. The underlying funds will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

                During the time a reverse repurchase agreement is outstanding, the underlying fund will maintain in a segregated custodial account an amount of cash, U.S. government securities or other liquid, high-quality debt securities at least equal in value to the repurchase price. The underlying fund will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

                An underlying fund’s use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the underlying fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the underlying fund under the agreement, the underlying fund may have been better off had it not entered into the agreement. However, the underlying funds will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the underlying fund’s Board.

Special Equities Investments (applies to calvert equity, calvert international equity, calvert international opportunities, calvert global water, calvert global alternative energy, calvert capital accumulation and calvert social index)

The Special Equities program allows an underlying fund to promote especially promising approaches to sustainable and responsible investment goals through privately placed investments.  As stated in the Prospectus, the Special Equities Committee of an underlying fund’s Board identifies, evaluates and selects Special Equities investments.

The Special Equities program, while generally comprising a small percentage of the assets of those underlying fund’s that participate, invests in many investments that involve relatively high risks. These include foreign securities, below-investment grade, high-yield debt securities, emerging market securities, real estate investment trusts, small-cap issuers, limited partnerships, and securities with equity and debt characteristics, among others. See “Foreign Securities,” “Foreign Securities—Emerging Market Securities,” “Small-Cap Issuers” and “Below-Investment Grade, High-Yield Debt Securities” in “Supplemental Information on Principal Investment Policies and Risks of Underlying Calvert Funds” above, and “Real Estate Investment Trusts,” “Limited Partnerships,” “Securities with Equity and Debt Characteristics” and “Illiquid Securities” in this section on Non-Principal Investment Policies and Risks.  Underlying funds participating in the Special Equities program may also invest in unsecured debt, which does not have the benefits of a secured creditor in the event of bankruptcy.  A Special Equities investment may lose its entire value if the business enterprise does not succeed.  Because of their illiquid nature and contractual transfer restrictions, Special Equities investments may not be easily sold or transferred.

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These underlying funds have retained independent consultants to provide investment research-related services with respect to the Special Equities program. The aggregate compensation paid to the consultants by each underlying fund to the consultants for the fiscal year ended September 30, 2011 was as follows (each of Calvert International Opportunities, Calvert Global Water, Calvert Global Alternative Energy, Calvert Capital Accumulation and Calvert Social Index has not yet commenced investing in this program):

Calvert Equity	$66,067
Calvert International Equity	$37,430
Calvert International Opportunities	$0
Calvert Global Water	$0
Calvert Global Alternative Energy	$0
Calvert Capital Accumulation	$0
Calvert Social Index	$0

High Social Impact Investments (applies to calvert equity, calvert bond, calvert social index, calvert small cap, calvert international equity, calvert international opportunities, calvert global water, calvert global alternative energy and calvert capital accumulation)

                The High Social Impact Investments program targets a percentage of an underlying fund's assets to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development and economic and social development of urban and rural communities. These investments may be either debt or equity investments and are illiquid. High Social Impact debt investments are unrated and are deemed by the Advisor to be the equivalent of below-investment grade, high-yield debt securities – that is, lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix B for a description of the ratings.)  Rather than earning a higher rate, as would be expected to compensate for the higher risk (i.e., lower credit quality), they earn a rate of return that is lower than the then-prevailing market rate. There is no secondary market for these securities.

                These underlying funds may make their High Social Impact Investments through direct investments, or through intermediaries, such as the purchase of notes issued by the Calvert Social Investment Foundation, a non-profit organization, legally distinct from the underlying funds and Calvert Investments, Inc., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. The Foundation prepares its own careful credit analysis to attempt to identify those community development issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur. Calvert Social Index has not yet commenced investing in this program.

                Calvert Equity. Calvert International Equity, Calvert International Opportunities, Calvert Global Water, Calvert Global Alternative Energy, Calvert Capital Accumulation and Calvert Social Index may make direct High Social Impact Investments through the Special Equities program, defined above in this “Non-Principal Investment Policies and Risks of Underlying Calvert Funds” section (only Calvert Equity and Calvert International Equity have commenced investing in that program); such investments are referred to as Social Enterprise investments.

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Limited Partnerships (applies to calvert equity, calvert bond, calvert social index, calvert international equity, calvert international opportunities, calvert global water, calvert global alternative energy and calvert capital accumulation)

These underlying funds may invest in limited partnerships, primarily through the Special Equities program, defined above in this “Non-Principal Investment Policies and Risks of Underlying Calvert Funds” section.  Investments in limited partnerships pose special investment risks.  A limited partnership is generally taxed as a pass-through entity; i.e., the income and expenses of the partnership are not taxed at the partnership level but are passed through to its limited partners, such as the underlying funds, who include their pro rata share of the partnership’s income and expenses in their own taxes.  This pass-through may potentially cause non-compliance by the underlying funds with certain tax laws and regulations to which the underlying funds are subject, and subject them to penalties under the tax laws, including possible loss of their own pass-through treatment under Subchapter M of the Internal Revenue Code of 1986, as amended.  The term of a limited partnership is generally 10 years or more. Limited partnership units are illiquid and subject to contractual transfer restrictions, and thus an underlying fund will generally not be able to sell an investment in a limited partnership but will be required to hold it for the entire term of the partnership.  Certain decisions that could adversely affect the underlying funds, such as whether the limited partnership should be allowed to borrow money, may be made by a majority in interest of the limited partners.  Each underlying fund also bears indirectly its proportionate share of the limited partnership’s management fee and operating expenses. When an underlying fund makes an investment in a limited partnership, it signs a subscription agreement committing it to a certain investment amount; this amount is generally not paid all at once, but rather drawn down over time by the partnership’s general partner as investment opportunities present themselves.  As a result, an underlying fund must set aside sufficient assets to be able to fund any future capital calls. Limited partnerships have relatively concentrated holdings; as a consequence, the return on a partnership may be adversely impacted by the poor performance of a small number of investments, especially if the partnership needs to mark down the valuation of one or more of its holdings.

Securities With Equity And Debt Characteristics (applies to calvert equity, calvert bond, calvert social index, calvert international equity, calvert international opportunities, calvert global water, calvert global alternative energy and calvert capital accumulation)

These underlying funds may invest in securities that have a combination of equity and debt characteristics (only Calvert Equity and Calvert International Equity have commenced investing in the Special Equities program through which these investments are made, defined above in this “Non-Principal Investment Policies and Risks of Underlying Calvert Funds” section). These securities may at times behave more like equity than debt or vice versa.  Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stock or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price.  These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, as well as changes in the credit quality of the issuer.

Below-investment Grade, High-Yield Debt Securities (applies to calvert equity, calvert social index, calvert small cap, calvert international equity, calvert international opportunities, calvert global water, calvert global alternative energy and calvert capital accumulation)

See the description of "Below-Investment Grade, High-Yield Debt Securities" in "Supplemental Information on Principal Investment Policies and Risks of Underlying Calvert Funds."  Calvert Social Index will not purchase debt securities other than High Social Impact Investments (or money market instruments).

Illiquid Securities

Each underlying fund may not purchase illiquid securities if more than 15% (or, in the case of Calvert Money Market, more than 5%) of the value of its net assets would be invested in such securities.  The Advisor will monitor the amount of illiquid securities in each underlying fund, under the supervision of the underlying fund’s Board, to ensure compliance with the underlying fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of the securities, and an underlying fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices.

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Notwithstanding the above, the underlying funds may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the Securities Act.  This rule permits certain qualified institutional buyers, such as the underlying funds, to trade in privately placed securities even though such securities are not registered under the Securities Act.  If the underlying fund’s Board determines, based upon a continuing review of Rule 144A securities, that they are liquid, they will not be subject to the 15% (or, in the case of Calvert Money Market, 5%) limit on illiquid investments.  Each underlying fund’s Board has adopted guidelines as part of the Pricing Procedures and delegated to the Advisor the daily function of determining the liquidity of restricted securities.  The Boards retain sufficient oversight and are ultimately responsible for the determinations.

Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the underlying fund’s Board.

Warrants (applies to calvert small cap, calvert global water and calvert global alternative energy)

These underlying funds may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time.  Warrants may have a life ranging from less than one year to perpetual. However, most warrants have expiration dates after which they are worthless.  Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Exchange-Traded Funds ("ETFs")

ETFs are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) and whose underlying assets are generally stocks selected to track a particular index. Therefore, an ETF can track the performance of an index in much the same way as a traditional indexed mutual fund. But unlike many traditional investment companies, which are only bought and sold at closing NAV, ETFs are tradable in the secondary market on an intra-day basis, and are redeemed principally in-kind at each day's next calculated NAV.  Although there can be no guarantee that an ETF’s intra-day price changes will accurately track the price changes of the related index, ETFs benefit from an in-kind redemption mechanism that is designed to protect ongoing shareholders from adverse effects on the ETFs that could arise from frequent cash creation and redemption transactions. Moreover, in contrast to conventional indexed mutual funds where redemptions can have an adverse tax impact on shareholders because of the need to sell portfolio securities (which sales may generate taxable gains), the in-kind redemption mechanism of the ETFs generally will not lead to a taxable event for the ETF or its ongoing shareholders.

                An underlying fund may purchase shares of ETFs for the limited purpose of managing the underlying fund’s cash position consistent with the underlying fund's applicable benchmark. For example, an ETF may be purchased if the underlying fund has excess cash and it may be held until the Advisor and/or Subadvisor decides to make other permissible investments.  Similarly, if the underlying fund should receive a large redemption request, the underlying fund could sell some or all of an ETF position to lessen the exposure to the market.  The sustainable and socially responsible investment criteria of any underlying fund will not apply to an investment in an ETF or to any of the individual underlying securities held by the ETF.  Accordingly, an underlying fund could have indirect exposure to a company that does not meet the underlying fund’s sustainable and socially responsible investment criteria and that could therefore not be purchased directly by the underlying fund.  ETF investments, however, (i) will not constitute a direct ownership interest in any security that does not meet applicable sustainable and socially responsible investment criteria, (ii) will be limited to the amount of net cash available, which, in general, is not expected to be a material portion of the underlying fund and (iii) will be used principally to help reduce deviations from the underlying fund’s benchmark.

                Some of the risks of investing in ETFs are similar to those of investing in an indexed mutual fund, including (i) market risk (the risk of fluctuating stock prices in general), (ii) asset class risk (the risk of fluctuating prices of the stocks represented in the ETF's index), (iii) tracking error risk (the risk of errors in matching the ETF's underlying assets to the index), (iv) industry concentration risk (the risk of the stocks in a particular index being concentrated in an industry performing poorly relative to other stocks) and (v) the risk that since an ETF is not actively managed it cannot sell poorly performing stocks as long as they are represented in the index. In addition, ETFs may trade at a discount from their NAV and because ETFs operate as open-end investment companies or unit investment trusts, they incur fees that are separate from the fees incurred directly by the underlying funds.  Therefore, an underlying fund's purchase of an ETF results in the layering of expenses, such that shareholders of the underlying fund indirectly bear a proportionate share of any operating expenses of the ETF.

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Derivatives (applies to calvert equity, calvert enhanced equity, calvert bond, calvert small cap, calvert international equity, calvert international opportunities, calvert global water, calvert global alternative energy and calvert capital accumulation )

These underlying funds may use various techniques to increase or decrease their exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities for the purpose of adjusting the risk and return characteristics of the underlying fund. An underlying fund can use these practices either as a substitute for alternative permissible investments or as protection against a move that has an adverse effect on the underlying fund's portfolio securities. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with an underlying fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of an underlying fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid, which can make it difficult to value them.

Options and Futures Contracts (applies to calvert equity, calvert enhanced equity, calvert social index (options not applicable), calvert small cap, calvert international equity, calvert international opportunities, calvert global water, calvert global alternative energy and calvert capital accumulation; see below regarding options available to calvert bond)

                These underlying funds (other than Calvert Social Index) may purchase put and call options and write covered call options and secured put options on securities which meet the applicable underlying fund's sustainable and socially responsible investment criteria, and may employ a variety of option combination strategies.  Each of these underlying funds may also engage in the purchase and sale of futures contracts, foreign currency futures contracts and interest rate futures contracts.  In addition, each of these underlying funds may write covered call options and secured put options on such futures contracts.  Each underlying fund’s use of options and futures is described more fully below.

                These underlying funds may engage in such transactions only for hedging purposes, including hedging of an underlying fund’s cash position (or for Calvert Enhanced Equity, also for liquidity). They may not engage in such transactions for the purposes of speculation or leverage.  Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

                Options are typically classified as either American-style or European-style, based on the dates on which the option may be exercised. American-style options may be exercised at any time prior to the expiration date and European-style options may only be exercised on the expiration date. Option contracts traded on futures exchanges are mainly American-style, and options traded over-the-counter are mainly European-style.

The value of an option will fluctuate based primarily on the time remaining until expiration of the option, known as the option’s time value, and the difference between the then-prevailing price of the underlying security and the option’s exercise price.  This difference, known as the option’s intrinsic value, determines whether an option is in-the-money, at-the-money or out-of-the-money at any point in time.  If there is an existing secondary market for an option, it can be closed out at any time by the underlying fund for a gain or a loss.  Alternatively, the holder of an in-the-money American-style option may exercise the option at any time prior to the expiration date, while the holder of an in-the-money European-style option must wait until the expiration date to exercise the option.  Options that expire out-of-the-money are worthless resulting in a loss of the entire premium paid.

                Other principal factors that affect the market value of an option include supply and demand, interest rates, and the current market price and price volatility of the underlying security.

Purchasing Options.  An underlying fund (other than Calvert Social Index) will pay a premium (plus any commission) to purchase an option.  The premium reflects the total of the option’s time value and intrinsic value.  The purchaser of an option has a right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security at the exercise price and has no obligation after the premium has been paid.

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Call Options.  The purchase of a call option on a security is similar to taking a long position because the value of the option generally increases as the price of the underlying security increases.  However, in the event that the underlying security declines in value, losses on options are limited to the premium paid to purchase the option.  Although a call option has the potential to increase in value from higher prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  An underlying fund may only buy call options to hedge its available cash balance, to limit the risk of a substantial increase in the market price of a security which an underlying fund intends to purchase, or to close an outstanding position that resulted from writing a corresponding call option.  Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.  An underlying fund may purchase securities by exercising a call option solely on the basis of considerations consistent with the investment objectives and policies of the underlying fund.

                Put Options.  The purchase of a put option on a security is similar to taking a short position (selling a security that you do not own) in that security because the value of the option generally increases as the value of the underlying security decreases.  However, in the event that the underlying security increases in value, losses on the option are limited to the premium paid to purchase the option.  Although a put option has the potential to increase in value from lower prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  An underlying fund may purchase put options to protect its portfolio securities against the risk of declining prices or to close an outstanding position that resulted from writing a corresponding put option.  Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing Options.   These underlying funds (other than Calvert Social Index) may write certain types of options.  Writing options means that the underlying fund is selling an investor the right, but not the obligation, to purchase (in the case of a call option) or to sell (in the case of a put option) a security or index at the exercise price in exchange for the option premium.  The writer of an option has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security and has no rights other than to receive the premium.  Writing options involves more risk than purchasing options because a writer of an option has the potential to realize a gain that is limited to the value of the premium (less any commission) and takes on potentially unlimited risk from increases in the price of the underlying security, in the case of a call option, and the risk that the underlying security may decline to zero, in the case of a put option (which would require the writer of the put option to pay the exercise price for a security that is worthless).  Accordingly, these underlying funds may only write covered call options and secured put options, which mitigate these substantial risks.   A call option is deemed "covered" if the underlying fund owns the security.  A put option is deemed "secured" if the underlying fund has segregated cash or securities having an aggregate value equal to the total purchase price the fund will have to pay if the put option is exercised.

Call Options.   An underlying fund that writes a call option on a security will receive the option premium (less any commission), which helps to mitigate the effect of any depreciation in the market value of that security.  However, because the underlying fund is obligated to sell that security at the exercise price, this strategy also limits the underlying fund's ability to benefit from an increase in the price of the security above the exercise price.

These underlying funds may write covered call options on securities.  This means that so long as an underlying fund is obligated as the writer of a call option, the underlying fund will own the underlying security.  These underlying funds may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options. Writing covered call options can increase the income of the underlying fund and thus reduce declines in the net asset value per share of the underlying fund if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the underlying fund to forego future appreciation of the securities covered by the option. An underlying fund's turnover may increase through the exercise of a call option that it has written; this may occur if the market value of the underlying security increases and the underlying fund has not entered into a closing purchase transaction. When an underlying fund writes a covered call option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains below the exercise price.

Put Options.    An underlying fund that writes a put option on a security will receive the option premium (less any commission), which effectively reduces the underlying fund's acquisition cost for that security.  An underlying fund that is contemplating an investment in a security but that is uncertain about its near-term price trajectory could write a put option on a security; the premium will provide the underlying fund with a partial buffer against a price increase, while providing the fund with an opportunity to acquire the security at the lower exercise price.  However, the underlying fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price).  Accordingly, this strategy may result in unexpected losses if the option is exercised against the underlying fund at a time when the price of the security has declined below the exercise price by more than the amount of the premium received.

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These underlying funds may only write secured put options, which requires the underlying fund to segregate cash or securities, through its custodian, having a value at least equal to the exercise price of the put option.  If the value of the segregated securities declines below the exercise price of the put option, the underlying fund will have to segregate additional assets.  When an underlying fund writes a secured put option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.

Foreign Currency Options (Applies to Calvert International Equity, Calvert International Opportunities, Calvert Global Water, Calvert Global Alternative Energy and Calvert Capital Accumulation). A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the term of the option. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option writer is obligated to sell the underlying foreign currency (in the case of a call option) or buy the underlying foreign currency (in the case of a put option) if it is exercised. However, either seller or buyer may close its position prior to expiration.

                A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect an underlying fund against an adverse movement in the value of a foreign currency, it limits the gain which might result from a favorable movement in the value of such currency due to the payment of the option premium. For example, if an underlying fund held securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the underlying fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, it would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

                The information provided above under "Purchasing Options" and "Writing Options" is applicable to options on foreign currencies, except that references therein to securities should instead refer to foreign currencies.

Exchange-Traded Options.   These underlying funds (other than Calvert Social Index) may purchase and write put and call options in standard contracts traded on national securities exchanges on securities of issuers which meet the underlying fund's sustainable and socially responsible investment criteria and on foreign currencies.  Options exchanges may provide liquidity in the secondary market. Although these underlying funds intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. The absence of a liquid market might prevent the underlying funds from closing an options position, which could impair the underlying funds' ability to hedge effectively. The inability to close out a written option position may have an adverse effect on an underlying fund’s liquidity because it may be required to hold the securities covering or securing the option until the option expires or is exercised.

The information provided above under "Purchasing Options" and "Writing Options" is applicable to exchange-traded options.

Over-the-Counter ("OTC") Options (Applies to Calvert International Equity, Calvert International Opportunities and Calvert Global Alternative Energy). Each of these underlying funds may invest in OTC options.  OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices, than are exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker.

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                A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, an underlying fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when an underlying fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If an underlying fund has written a covered call option and is unable to effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the segregated securities that secure the put to raise cash for other investment purposes so long as it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

                The information provided above under "Purchasing Options" and "Writing Options" is applicable to OTC options.

Futures Transactions. Each of these underlying funds may purchase and sell futures contracts, but only when, in the judgment of the Advisor and/or Subadvisor, such a position acts as a hedge.  The underlying funds may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. government obligations.

                A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery.  In most cases the contracts are closed out before the settlement date without making or taking delivery of securities. Upon buying or selling a futures contract, an underlying fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the underlying fund being obligated to make such payments if the security underlying the futures position becomes less valuable and entitled to receive such payments if the security underlying the futures position becomes more valuable.

                These underlying funds can use these practices only for hedging purposes and not for speculation or leverage. If the Advisor and/or Subadvisor judge market conditions incorrectly or employ a strategy that does not correlate well with an underlying fund's investments, these techniques could result in a loss. These techniques may increase the volatility of an underlying fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Calvert Social Index can use financial futures to increase or decrease its exposure to changing security prices. Futures contracts will be used only for the limited purpose of hedging an underlying fund's cash position; a futures contract may be purchased if the underlying fund has excess cash, until the underlying fund can invest in stocks replicating the Calvert Social Index. Similarly, if this underlying fund should receive a large redemption request, it could sell a futures contract to lessen the exposure to the market.

                Futures contracts are designed by boards of trade which are designated "contracts markets" by the CFTC. As series of a registered investment company, the underlying funds are eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that these underlying funds may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts.    These underlying funds may purchase put or call options, write secured put options or write covered call options on futures contracts that the underlying fund could otherwise invest in and that are traded on a U.S. exchange or a board of trade.  These underlying funds may also enter into closing transactions with respect to such options to terminate an existing position.

An underlying fund may only invest in options on futures contracts to hedge its portfolio securities or its available cash balance and not for speculation or leverage purposes.

                The information provided above under "Purchasing Options" and "Writing Options" is applicable to options on futures contracts, except that references therein to securities should instead refer to futures contracts.

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Foreign Currency Futures Transactions (Applies to Calvert International Equity, Calvert International Opportunities, Calvert Global Alternative Energy and Calvert Capital Accumulation). These underlying funds may use foreign currency futures contracts and options on such futures contracts.  See also "—Foreign Currency Options."  Through the purchase or sale of these contracts and options, these underlying funds may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost. See "Supplemental Information on Principal Investment Policies and Risks of Underlying Calvert Funds—Forward Foreign Currency Contracts."

                Unlike forward foreign currency contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency contracts although actual liquidity and costs will vary based on the particular currency and market conditions at the time of the transaction.

Additional Risks of Options and Futures Contracts.  If an underlying fund has sold futures or takes options positions to hedge against a decline in the market and the market later advances, the underlying fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where an underlying fund has sold futures or taken options positions to hedge against a decline in the market, the price of the futures contract may advance and the value of the portfolio securities in the underlying fund may decline. If this were to occur, the underlying fund might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities.

                An underlying fund can close out futures positions and options on futures in the secondary market only on an exchange or board of trade or with an OTC market maker. Although these underlying funds intend to purchase or sell only such futures, and purchase or write such options, for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract or option at any particular time. This might prevent an underlying fund from closing a futures position or an option on a futures contract, which could require the underlying fund to make daily margin payments in the event of adverse price movements. If an underlying fund cannot close out an option position, it may be required to exercise the option to realize any profit or the option may expire worthless.

                Although some of the securities underlying an index future contract, an option on an index future contract or an option on an index may not necessarily meet the underlying fund's sustainable and socially responsible investment criteria, any such hedge position taken by the underlying fund will not constitute a direct ownership interest in the underlying securities.

Options (Applies to Calvert Bond)

                This underlying fund may purchase put and call options and write covered call options and secured put options on securities, and may employ a variety of option combination strategies.  In addition, the underlying fund may write covered call options and secured put options on futures contracts.

                The underlying fund may engage in such transactions only for hedging purposes, including hedging of the underlying fund’s cash position. The underlying fund may not engage in such transactions for the purposes of speculation or leverage.  Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

Options are typically classified as either American-style or European-style, based on the dates on which the option may be exercised. American-style options may be exercised at any time prior to the expiration date, and European-style options may be exercised on the expiration date. Option contracts traded on futures exchanges are mainly American-style, and options traded over-the-counter are mainly European-style.

The value of an option will fluctuate based primarily on the time remaining until expiration of the option, known as the option’s time value, and the difference between the then-prevailing price of the underlying security and the option’s exercise price.  This difference, known as the option’s intrinsic value, determines whether an option is in-the-money, at-the-money or out-of-the-money at any point in time.  If there is an existing secondary market for an option, it can be closed out at any time by the underlying fund for a gain or a loss.  Alternatively, the holder of an in-the-money American-style option may exercise the option at any time prior to the expiration date, while the holder of an in-the-money European-style option must wait until the expiration date to exercise the option.  Options that expire out-of-the-money are worthless resulting in a loss of the entire premium paid.

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                Other principal factors that affect the market value of an option include supply and demand, interest rates, the current market price and the price volatility of the underlying security.

Purchasing Options.  The underlying fund will pay a premium (plus any commission) to purchase an option.  The premium reflects the total of the option’s time value and intrinsic value.  The purchaser of an option has a right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security at the exercise price and has no obligation after the premium has been paid.

Call Options.  The purchase of a call option on a security is similar to taking a long position because the value of the option generally increases as the price of the underlying security increases.  However, in the event that the underlying security declines in value, losses on options are limited to the premium paid to purchase the option.  Although a call option has the potential to increase in value from higher prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  The underlying fund may only buy call options to hedge its available cash balance, to limit the risk of a substantial increase in the market price of a security which the underlying fund intends to purchase, or to close an outstanding position that resulted from writing a corresponding call option.  Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.  The underlying fund may purchase securities by exercising a call option solely on the basis of considerations consistent with the investment objectives and policies of the underlying fund.

                Put Options.  The purchase of a put option on a security is similar to taking a short position (selling a security that you do not own) in that security because the value of the option generally increases as the value of the underlying security decreases.  However, in the event that the underlying security increases in value, losses on the option are limited to the premium paid to purchase the option.  Although a put option has the potential to increase in value from lower prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  The underlying fund may purchase put options to protect its portfolio securities against the risk of declining prices or to close an outstanding position that resulted from writing a corresponding put option.  Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing Options.   The underlying fund may write certain types of options.  Writing options means that the underlying fund is selling an investor the right, but not the obligation, to purchase (in the case of a call option) or to sell (in the case of a put option) a security or index at the exercise price in exchange for the option premium.  The writer of an option has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security and has no rights other than to receive the premium.  Writing options involves more risk than purchasing options because a writer of an option has the potential to realize a gain that is limited to the value of the premium (less any commission) and takes on potentially unlimited risk from increases in the price of the underlying security, in the case of a call option, and the risk that the underlying security may decline to zero, in the case of a put option (which would require the writer of the put option to pay the exercise price for a security that is worthless).  Accordingly, the underlying fund may only write covered call options and secured put options, which mitigate these substantial risks.   A call option is deemed "covered" if the underlying fund owns the security.  A put option is deemed "secured" if the underlying fund has segregated cash or securities having an aggregate value equal to the total purchase price the underlying fund will have to pay if the put option is exercised.

Call Options.   An underlying fund that writes a call option on a security will receive the option premium (less any commission), which helps to mitigate the effect of any depreciation in the market value of that security.  However, because the underlying fund is obligated to sell that security at the exercise price, this strategy also limits the underlying fund's ability to benefit from an increase in the price of the security above the exercise price.

The underlying fund may write covered call options on securities.  This means that as long as the underlying fund is obligated as the writer of a call option, the underlying fund will own the underlying security.  The underlying fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options. Writing covered call options can increase the income of the underlying fund and thus reduce declines in the net asset value per share of the underlying fund if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the underlying fund to forego future appreciation of the securities covered by the option. The underlying fund's turnover may increase through the exercise of a call option that it has written; this will generally occur if the market value of the underlying security increases and the underlying fund has not entered into a closing purchase transaction. When the underlying fund writes a covered call option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains below the exercise price.

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Put Options.    An underlying fund that writes a put option on a security will receive the option premium (less any commission), which effectively reduces the underlying fund's acquisition cost for that security.  An underlying fund that is contemplating an investment in a security but that is uncertain about its near-term price trajectory could write a put option on a security; the premium will provide the underlying fund with a partial buffer against a price increase, while providing the underlying fund with an opportunity to acquire the security at the lower exercise price.  However, the underlying fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price).  Accordingly, this strategy may result in unexpected losses if the option is exercised against the underlying fund at a time when the price of the security has declined below the exercise price by more than the amount of the premium received.

This underlying fund may only write secured put options, which requires the underlying fund to segregate cash or securities, through its custodian, having a value at least equal to the exercise price of the put option.  If the value of the segregated securities declines below the exercise price of the put option, the underlying fund will have to segregate additional assets.  When the underlying fund writes a secured put option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.

Exchange-Traded Options.   The underlying fund may purchase and write put and call options in standard contracts traded on national securities exchanges on securities of issuers.  Options exchanges may provide liquidity in the secondary market. Although the underlying fund intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. The absence of a liquid market might prevent the underlying fund from closing an options position, which could impair the underlying fund’s ability to hedge effectively. The inability to close out a written option position may have an adverse effect on the underlying fund’s liquidity because it may be required to hold the securities covering or securing the option until the option expires or is exercised.

The information provided above under "Purchasing Options" and "Writing Options" is applicable to exchange-traded options.

Options on Futures Contracts.    The underlying fund may purchase put or call options, write secured put options or write covered call options on futures contracts that the underlying fund could otherwise invest in and that are traded on a U.S. exchange or a board of trade.  The underlying fund may also enter into closing transactions with respect to such options to terminate an existing position.

The underlying fund may only invest in options on futures contracts to hedge its portfolio securities or its available cash balance and not for speculation or leverage purposes.

                The information provided above under "Purchasing Options" and "Writing Options" is applicable to options on futures contracts, except that references therein to securities should instead refer to futures contracts.

Additional Risks of Options.  If the underlying fund takes options positions to hedge against a decline in the market and the market later advances, the underlying fund may suffer a loss on the options that it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the option may move more than or less than the price of the securities being hedged. Where the underlying fund has taken options positions to hedge against a decline in the market, the price of the futures contract may advance and the value of the portfolio securities in the underlying fund may decline. If this were to occur, the underlying fund might lose money on the options and also experience a decline in the value of its portfolio securities.

                The hours of trading for options on U.S. government securities may not correspond exactly to the hours of trading for the underlying securities. To the extent that the options markets close before the U.S. government securities markets close, significant movements in rates and prices may occur in the Government securities markets that cannot be reflected in the options markets.

The underlying fund can close out options on futures in the secondary market only on an exchange or board of trade or with an OTC market maker. Although the underlying fund intends to purchase or write only such options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option at any particular time. This might prevent the underlying fund from closing an option on a futures contract, which could require the underlying fund to make daily margin payments in the event of adverse price movements. If the underlying fund cannot close out an option position, it may be required to exercise the option to realize any profit or the option may expire worthless.

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Although some of the securities underlying an index future contract, an option on an index future contract or an option on an index may not necessarily meet the underlying fund’s sustainable and socially responsible investment criteria, any such hedge position taken by the underlying fund will not constitute a direct ownership interest in the underlying securities.

Swap Agreements (applies to calvert bond, calvert equity and calvert enhanced equity)

These underlying funds may invest in swap agreements, which are derivatives that may be used to offset credit, interest rate, market, or other risks.  An underlying fund will only enter into swap agreements for hedging purposes.  The counterparty to any swap agreements must meet credit guidelines as determined by the Advisor and/or Subadvisor.

The use of swaps is a highly specialized activity that involves investment techniques, costs, and risks (particularly correlation risk) different from those associated with ordinary portfolio securities transactions.  If the Advisor and/or Subadvisor is incorrect in its forecasts of market variables, the investment performance of the underlying fund may be less favorable than it would have been if this investment technique were not used.

Credit default swaps are one type of swap agreement that the underlying Calvert Bond Portfolio may invest in. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer makes regular fixed payments in return for a contingent payment by the seller upon either (i) the occurrence of an observable credit event that affects the issuer of a specified bond or (ii) a change in the credit spread of a specified bond. The contingent payment may compensate the protection buyer for losses suffered as a result of the credit event. If the protection seller defaults on its obligation to make the payment, the fund would bear the losses resulting from the credit event. The underlying Calvert Bond Portfolio will only invest in credit default swaps for hedging purposes.

Lending Portfolio Securities (applies to all underlying funds except calvert small cap)

These underlying funds may lend portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, provided the aggregate value of the securities loaned by a Fund will not exceed 33 1/3% of its total assets. However, the underlying funds do not currently intend to lend their portfolio securities.

Any such loan must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the underlying funds must be able to terminate any such loan upon notice at any time. An underlying fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities, including social responsibility matters.

The advantage of a securities loan is that the underlying fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the underlying fund's investment objective, policies, and restrictions.

                Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the underlying funds will make loans of their portfolio securities only to those firms the Advisor and/or Subadvisor deem creditworthy and only on terms the Advisor and/or Subadvisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the underlying fund. An underlying fund will recognize any gain or loss in the market value of the securities during the loan period. The underlying funds may pay reasonable custodial fees in connection with the loan.

Leverage (applies to calvert international equity)

To the extent that the underlying fund makes purchases of securities where borrowing exceeds 5% of this underlying fund's total assets, the underlying fund may engage in transactions which create leverage. See the description of "Leverage" in "Supplemental Information on Principal Investment Policies and Risks of Underlying Calvert Funds."

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U.S. Government-sponsored Obligations (applies to calvert equity, calvert enhanced equity and calvert social index)

See the description of "U.S. Government-Sponsored Obligations" in "Supplemental Information on Principal Investment Policies and Risks of Underlying Calvert Funds."

U.S. Government-backed Obligations (applies to calvert equity, calvert enhanced equity and calvert social index)

See the description of "U.S. Government-Backed Obligations" in "Supplemental Information on Principal Investment Policies and Risks of Underlying Calvert Funds."

Charitable Contributions

                On occasion, the underlying funds may make de minimis charitable contributions to groups intended to further the underlying fund's sustainable and socially responsible investment purpose, including but not limited to educating investors about sustainable and responsible investing.

SUPPLEMENTAL INFORMATION ON RISKS OF NON-CALVERT FUND

INVESTMENTS MADE BY THE FUNDS

Each Fund invests almost exclusively in a portfolio of underlying Calvert fixed-income, equity and money market funds; a Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds.  See the descriptions of "Derivatives," "Options and Futures Contracts," "Swap Agreements" and "Exchange-Traded Funds" in "Non-Principal Investment Policies and Risks of Underlying Calvert Funds."

Each Fund invests in the underlying funds in reliance on section 12(d)(1)(G) of the 1940 Act and rule

12d1-2 under the 1940 Act.  The Funds have received an exemptive order that permits investments in derivatives and other financial instruments that may not be "securities" within the meaning of section 2(a)(36) of the 1940 Act.

ADDITIONAL RISK DISCLOSURE

Recent Events in the Financial Markets

Since 2008, the United States and other countries have experienced significant disruptions to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the underlying funds may invest.  During periods of extreme market volatility, prices of securities held by the underlying funds may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities.  As a result, the market prices of securities held by the underlying funds could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

This instability in the financial markets has led the U.S. government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the underlying funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the underlying funds themselves are regulated. Such legislation or regulation could limit or preclude the underlying funds’ ability to achieve their investment objectives.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

                Each Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the affected Fund as defined in the 1940 Act.

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When operating as a fund of funds, each Fund also looks through to the underlying funds to apply these fundamental investment restrictions.  The underlying funds have the same fundamental investment restrictions, except as otherwise noted.

 (1)          No Fund may concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured thereby, or for Calvert Money Market, domestic bank money market instruments); provided that, Calvert Global Alternative Energy Fund will invest more than 25% of its total assets in the alternative energy industry; and provided that Calvert Global Water Fund will invest more than 25% of its total assets in the water industry; and, provided further that, for Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, and Calvert Aggressive Allocation Fund, investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation, and that those Funds may invest up to 100% of their respective total assets in securities of investment companies in the Calvert Group of investment companies.

(2)           No Fund may issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of a Fund's total assets (including the amount borrowed).

(3)           No Fund may underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

(4)           No Fund may invest directly in commodities or real estate, although the underlying funds (except Calvert Global Water Fund and Calvert Global Alternative Energy Fund) may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages,.

(5)           No Fund may lend any security or make any loan, including engaging in repurchase agreements, if, as a result, more than 33 1/3% of the Fund’s total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

          Calvert Global Water, Calvert Global Alternative Energy, Calvert Capital Accumulation and Calvert Bond are classified as non-diversified investment companies under the 1940 Act. Each other underlying fund is classified as a diversified investment company under the 1940 Act and may not make any investment inconsistent with such classification.

          Under current law, a diversified investment company, with respect to 75% of its total assets, can invest no more than 5% of its total assets in the securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer.

          Under the interpretation of the staff of the Securities and Exchange Commission (the "SEC"), "concentrate" means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry or group of industries.

          Each underlying fund may invest up to 10% of its net assets in reverse repurchase agreements.

          Under current law, each Fund may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein this underlying fund may underwrite securities to the extent that this underlying fund may be considered an underwriter within the meaning of the Securities Act of 1933 in selling a portfolio security.

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Nonfundamental Investment Restrictions

The Board of Trustees ("Board") has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

Except for the liquidity and borrowing restrictions, any investment restriction applicable to a Fund or an underlying fund that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

Each Fund may not:

                (1)           Invest for the purpose of exercising control over management of another issuer.

(2)           Purchase illiquid securities if more than 15% of the value of that Fund’s net assets would be invested in such securities.

(3)           Enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund’s net assets.

(4)           Make any purchases of securities if borrowing exceeds 5% of the Fund’s total assets.

                When operating as a fund of funds, each Fund also looks through to the underlying funds to apply its nonfundamental investment restrictions.  A nonfundamental investment restriction can be changed by the underlying fund’s Board at any time without a shareholder vote.  The nonfundamental investment restrictions of the underlying funds vary and are as follows:

Calvert Money Market may not:

(1)           Purchase the obligations of foreign issuers (except foreign money market instruments that are U.S. dollar denominated).

(2)           Purchase illiquid securities if more than 5% of the value of the fund’s net assets would be invested in such securities.

(3)           Make short sales of securities or purchase any securities on margin.

(4)           Write, purchase or sell puts, calls or combinations thereof.

(5)           Enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the fund’s total assets. Calvert Money Market will not make any purchases of securities if borrowing exceeds 5% of its total assets.

(6)           With respect to Fundamental Investment Restriction (2) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of its total assets.

Calvert Equity and Calvert Bond may not:

(1)           Under normal circumstances, invest less than 80% of its net assets in equities (Calvert Equity only).

(2)           Under normal circumstances, invest less than 80% of its net assets in fixed income securities (Calvert Bond only).

(3)           Purchase the obligations of foreign issuers if, as a result, such securities would exceed 25% of the value of the fund’s net assets.

(4)           Purchase illiquid securities if more than 15% of the value of the fund’s net assets would be invested in such securities.

(5)           Make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts, and options on futures contracts.

(6)           Enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the fund’s net assets.

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(7)           Purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the fund, would exceed 5% of its total assets.

(8)           Enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the fund's total assets. Neither fund will make any purchases of securities if borrowing exceeds 5% of its total assets (15% of total assets for Calvert Bond).

(9)           With respect to Fundamental Investment Restriction (2) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, each fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of its total assets.

Note that Calvert Equity has no current intention of investing more than 10% of its net assets in below-investment grade, high-yield debt securities.

Calvert Enhanced Equity may not:

(1)           Under normal circumstances, invest less than 80% of its net assets in equities, and may not invest less than 65% of its total assets in stocks contained in the Russell 1000 Index.

(2)           Purchase illiquid securities if more than 15% of the value of the fund's net assets would be invested in such securities.

(3)           Purchase debt securities (other than money market instruments).

(4)           Make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts and options on futures contracts.

(5)           Enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the fund's net assets.

(6)           Purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the fund, would exceed 5% of its total assets.

(7)           Enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the fund's total assets. The fund will not make any purchases of securities if borrowing exceeds 5% of its total assets.

(8)           With respect to Fundamental Investment Restriction (2) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of its total assets.

Calvert Social Index may not:

(1)           Under normal circumstances, invest less than 95% of its net assets in stocks contained in the Calvert Social Index®.

(2)           Purchase the obligations of foreign issuers, if as a result, foreign securities would exceed 5% of the value of the fund's net assets.

(3)           Purchase illiquid securities if more than 15% of the value of the fund's net assets would be invested in such securities.

(4)           Purchase debt securities (other than money market instruments or High Social Impact Investments).

(5)           Enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the fund's net assets.

(6)           Purchase put or call options.

(7)           Enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the fund's total assets. The fund will not make any purchases of securities if borrowing exceeds 5% of its total assets.

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(8)           With respect to Fundamental Investment Restriction (2) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of its total assets.

Calvert Small Cap may not:

(1)           Under normal circumstances, invest less than 80% of its net assets in small cap companies.

(2)           Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions.

(3)           Make short sales of securities or maintain a short position if such sales or positions exceed 20% of total assets under management.

(4)           Enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the fund's net assets.

(5)           Invest in options or futures on individual commodities if the aggregate initial margins and premiums required to establish such positions exceed 2% of the fund's net assets.

(6)           Invest more than 5% of the value of its net assets in warrants (included in that amount, but not to exceed 2% of the value of the fund's net assets, may be warrants which are not listed on the New York Stock Exchange or the NYSE Alternext (formerly AMEX)).

(7)           Purchase illiquid securities if at least 15% of the value of the fund's net assets would be invested in such securities.

(8)           Enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the fund's total assets. Each fund will not make any purchases of securities if borrowing exceeds 5% of its total assets.

(9)           Purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the fund, would exceed 5% of its total assets.

(10)         Purchase the obligations of foreign issuers, if as a result, foreign securities would exceed 25% of the value of its net assets.

(11)         Purchase or retain securities issued by investment companies for the purpose of exercising control.

(12)         With respect to Fundamental Investment Restriction (2) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, each fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of its total assets.

Note that with respect to the investment restriction on short sales, the fund has no current intention of making short sales or maintaining short positions.

Calvert Capital Accumulation and Calvert International Equity:

(1)           Neither fund may enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the fund’s total assets. Calvert International Equity will not make any purchases of securities if borrowing exceeds 15% of total assets of the fund. Calvert Capital Accumulation will not make any purchases of securities if borrowing exceeds 5% of total assets of the fund.

(2)           Neither fund may invest more than 15% of its net assets in illiquid securities. Calvert International Equity may buy and sell securities outside the U.S. that are not registered with the SEC or marketable in the U.S.

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(3)           The funds may not make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts, and options on futures contracts.

(4)           Neither fund may enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the fund’s net assets.

(5)           Neither fund may purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the fund, would exceed 5% of the fund’s total assets.

(6)           Calvert International Equity may not write, purchase or sell puts, calls or combinations thereof except that Calvert International Equity may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the fund may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, and (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided  that the premiums on all outstanding call and put options do not exceed 5% of the its total assets, and enter into closing sale transactions with respect to such options.

(7)           Calvert International Equity will, under normal circumstances, invest at least 80% of its net assets in equity securities of foreign companies.

(8)           Calvert  International Equity may not invest in securities of U.S. issuers if more than 5% of the value of its net assets would be invested in such securities, excluding Special Equities and High Social Impact Investments.

(9)           Calvert International Equity may, under normal circumstances, from time to time, have more than 25% of its assets invested in any major industrial or developed country which in the view of the Subadvisor poses no unique investment risk. The Subadvisor considers an investment in a given foreign country to have "no unique investment risk" if the fund's investment in that country is not disproportionate to the relative size of the country's market versus the Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) or World Index or other comparable index, and if the capital markets in that country are mature, and of sufficient liquidity and depth.

(10)         Calvert International Equity may invest up to 30% of its net assets in developing countries.

(11)         Calvert International Equity, under normal circumstances, will invest at least 1% of its net assets in investments in Africa.

(12)         Calvert Capital Accumulation may not purchase the obligations of foreign issuers if, as a result, such securities would exceed 25% of the value of the fund's net assets.

(13)         With respect to Fundamental Investment Restriction (2) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, each fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of its total assets.

Calvert International Opportunities:

(1)           The fund may not enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of its total assets. The fund will not make any purchases of securities if borrowing exceeds 5% of total assets of the fund.

(2)           The fund may not invest more than 15% of its net assets in illiquid securities. The fund may buy and sell securities outside the U.S. that are not registered with the SEC or marketable in the U.S.

30

(3)           The fund may not make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts, and options on futures contracts.

(4)           The fund may not enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of its net assets.

(5)           The fund may not purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the fund, would exceed 5% of its total assets.

(6)           The fund may not write, purchase or sell puts, calls or combinations thereof except that the fund may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the fund may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, and (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided  that the premiums on all outstanding call and put options do not exceed 5% of its total assets, and enter into closing sale transactions with respect to such options.

(7)           The fund may not invest in securities of U.S. issuers if more than 10% of the value of its net assets would be invested in such securities, excluding Special Equities and High Social Impact Investments.

(8)           The fund may invest up to 20% of its assets in developing countries.

(9)           With respect to Fundamental Investment Restriction (2) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of its total assets.

(10)         The fund may not purchase or retain securities issued by companies for the purpose of exercising control.

Calvert Global Alternative Energy and Calvert Global Water:

(1)           Calvert Global Alternative Energy will invest, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in equity securities for U.S. and non-U.S. companies whose main business is alternative energy or whose issuers are significantly involved in the alternative energy sector.

(2)           Calvert Global Water will invest, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies whose main business is in the water sector or whose issuers are significantly involved in water related services or technologies.

(3)           Neither fund may enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the fund's total assets. Neither fund will make any purchases of securities if borrowing exceeds 5% of total assets of the fund.

(4)           Neither fund may invest more than 15% of its net assets in illiquid securities. The funds may buy and sell securities outside the U.S. that are not registered with the SEC or marketable in the U.S.

(5)           The funds may not make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts, and options on future contracts.

(6)           Neither fund may enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the fund's net assets.

(7)           Neither fund may purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the fund, would exceed 5% of the fund’s total assets.

31

(8)           The funds may not write, purchase or sell puts, calls or combinations thereof except that the funds may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the funds may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, and (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided  that the premiums on all outstanding call and put options do not exceed 5% of its total assets, and enter into closing sale transactions with respect to such options.

(9)           With respect to Fundamental Investment Restriction (2) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, each fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of its total assets.

(10)         The funds may not purchase or retain securities issued by companies for the purpose of exercising control.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

                The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").  If for any reason a Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

Distributions of realized net capital gains, if any, are normally paid once a year; however, the Funds do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Capital loss carryforwards as of September 30, 2011, were as follows:

Calvert Conservative Allocation Fund	$0
Calvert Moderate Allocation Fund	$308,372
Calvert Aggressive Allocation Fund	$104,721

                Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.

                The Funds are required to withhold 28% of any reportable dividends and long-term capital gain distributions paid and 28% of each reportable redemption transaction occurring if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Funds are notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

                In addition, the Funds are required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Funds: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; (c) the Fund's identifying CUSIP number; and (d) cost basis information for shares acquired on or after January 1, 2012.

                Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a state within the U.S., the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S.-registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens, certain foreign partnerships, and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Funds for further information.

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                Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert. In addition, for individual investors who meet certain holding period requirements, some dividends may be identified as "qualified dividend income" and be eligible for the reduced federal tax rate.

NET ASSET VALUE

                The public offering price of the shares of each Fund is the respective NAV per share (plus, for Class A shares, the applicable sales charge). The NAV per share of each Fund is determined by dividing the total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares of the Fund outstanding. Expenses are accrued daily, including the investment advisory fee. The NAV of the Funds fluctuate based on the respective market value of that Fund’s investments. The NAV per share of each Fund is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds do not determine NAV on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  In calculating NAV, the Funds follow standard industry practice by recording security transactions and their valuations on the business day following the security transaction trade date.  This practice is known as "trade date plus one" or "T + 1 accounting."  Thus, changes in holdings of portfolio securities are reflected in the first calculation of NAV on the first business day following the trade date, as permitted by applicable law.  Security transactions for money market instruments are recorded on the trade date.

                Below is a specimen price-make-up sheet showing how the Funds calculate the total offering price per share.

Net Asset Value and Offering Price Per Share, as of September 30, 2011

Calvert Conservative Allocation Fund
Class A net asset value per share
($38,328,914 /2,553,285 shares)	$15.01
Maximum sales charge, Class A
(4.75% of offering price)	$0.75
Offering price per share, Class A	$15.76

Class C net asset value and offering price per share
($10,492,327/704,262 shares)	$14.90

Calvert Moderate Allocation Fund
Class A net asset value per share
($95,929,873 /6,609,138 shares)	$14.51
Maximum sales charge, Class A
(4.75% of offering price)	$0.72
Offering price per share, Class A	$15.23

Class C net asset value and offering price per share
($20,841,715 /1,461,475 shares)	$14.26

Class I net asset value and offering price per share
($994,601 /68,209 shares)	$14.58

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Calvert Aggressive Allocation Fund
Class A net asset value per share
($51,102,901 /3,794,735 shares)	$13.47
Maximum sales charge, Class A
(4.75% of offering price)	$0.67
Offering price per share, Class A	$14.14

Class C net asset value and offering price per share
($7,229,186 /574,905 shares)	$12.57

Class I net asset value and offering price per share:
No information is provided for Class I because there were no shareholders in Class I on September 30, 2011.

          CALCULATION OF TOTAL RETURN

                The Funds may each advertise "total return." Total return is calculated separately for each class. Total return differs from yield in that yield figures measure only the income component of a Fund's investments, while total return includes not only the effect of income dividends but also any change in NAV, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. Note: "Total Return" as quoted in the Financial Highlights section of the Fund's Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not  reflect deduction of the sales charge, and corresponds to "return without maximum load" (or "w/o max load" or "at NAV") as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.  Total return before taxes is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

Total return after taxes on distributions is computed according to the following formula:

P(1 + T)n = ATVD

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distribution); n = number of years, and ATVD  = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.

                Total return after taxes on distributions and sale of fund shares is computed according to the following formula:

P(1 + T)n = ATVDR

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions and redemption); n = number of years and ATVDR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions and redemption.

                Total return is historical in nature and is not intended to indicate future performance. All total return quotations, including returns after taxes, reflect the deduction of the Fund's maximum sales charge ("return with maximum load"), except quotations of "return without maximum load" (or "without CDSC" or "at NAV") which do not deduct a sales charge. Return without maximum load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages.  Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for return with maximum load, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Class I shares do not have a sales charge.

34

                In the table below, after-tax returns are shown only for Class A shares of each Fund. The standardized total returns for Class I shares of Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund are "linked" to the Class A total returns for the period prior to January 31, 2008, the inception date for Class I shares of these Funds. In addition, the standardized total returns for Class I shares of Calvert Aggressive Allocation Fund are linked to the Class A total returns for the period after February 23, 2011, because there have been no shareholders in Class I of this Fund since that date.  In the table below, Class I investment performance results for the Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund for the period prior to January 31, 2008, and for Calvert Aggressive Allocation Fund for the period after February 23, 2011, are for Class A at NAV (i.e., they do not reflect the deduction of the Class A front-end sales charge.) Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

Returns for each Fund's shares for the periods indicated are as follows:

Calvert Conservative Allocation Fund:

Before Taxes

Periods Ended	Class A		Class C
September 30, 2011	Total Return		Total Return
	With	Without	With	Without
	Maximum Load		CDSC
One Year	-3.00%	1.86%	-0.26%	0.74%
Five Years	1.92%	2.92%	1.54%	1.54%
Ten Years	N/A	N/A	N/A	N/A
From Inception[1]	2.85%	3.64%	2.31%	2.31%

Calvert Conservative Allocation Fund:

After Taxes on Distributions

Periods Ended	Class A
September 30, 2011	Total Return
With Maximum Load
One Year	-3.92%
Five Years	0.76%
Ten Years	N/A
From Inception[1]	1.76%

Calvert Conservative Allocation Fund:

After Taxes on Distributions and Sale of Fund Shares

Periods Ended	Class A
September 30, 2011	Total Return
With Maximum Load
One Year	-1.90%
Five Years	1.03%
Ten Years	N/A
From Inception[1]	1.86%

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Calvert Moderate Allocation Fund:
Before Taxes

Periods Ended	Class A		Class C		Class I
September 30, 2011	Total Return		Total Return		Total Return
	With	Without	With	Without
	Maximum Load		CDSC
One Year	-5.72%	-1.03%	-2.71%	-1.72%	-0.50%
Five Years	-1.15%	-0.18%	-0.93%	-0.93%	0.21%
Ten Years	N/A	N/A	N/A	N/A	N/A
From Inception[1]	1.06%	1.83%	0.99%	0.99%	2.14%

Calvert Moderate Allocation Fund:

After Taxes on Distributions

Periods Ended	Class A
September 30, 2011	Total Return
With Maximum Load
One Year	-6.08%
Five Years	-1.75%
Ten Years	N/A
From Inception[1]	0.52%

Calvert Moderate Allocation Fund:

After Taxes on Distributions and Sale of Fund Shares

Periods Ended	Class A
September 30, 2011	Total Return
With Maximum Load
One Year	-3.62%
Five Years	-1.18%
Ten Years	N/A
From Inception[1]	0.70%

Calvert Aggressive Allocation Fund:

Before Taxes

Periods Ended	Class A		Class C		Class I
September 30, 2011	Total Return		Total Return		Total Return
	With	Without	With	Without
	Maximum Load		CDSC
One Year	-7.82%	-3.19%	-5.40%	-4.45%	-3.02%
Five Years	-3.26%	-2.32%	-3.66%	-3.66%	-2.18%
Ten Years	N/A	N/A	N/A	N/A	N/A
From Inception[2]	-0.69%	0.09%	-1.21%	-1.21%	-3.91%

Calvert Aggressive Allocation Fund:

After Taxes on Distributions

Periods Ended	Class A
September 30, 2011	Total Return
With Maximum Load
One Year	-7.84%
Five Years	-3.62%
Ten Years	N/A
From Inception[2]	-1.00%

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Calvert Aggressive Allocation Fund:
After Taxes on Distributions and Sale of Fund Shares

Periods Ended	Class A
September 30, 2011	Total Return
With Maximum Load
One Year	-5.05%
Five Years	-2.79%
Ten Years	N/A
From Inception[2]	-0.63%

1  April 29, 2005 for Classes A and C. January 31, 2008 is the actual inception date for Class I of Calvert Moderate Allocation Fund. As stated above, however, Class I investment performance, including "since inception" performance, is "linked" to Class A at NAV performance for the period from April 29, 2005 through January 31, 2008.

2  June 30, 2005 for Classes A and C.  January 31, 2008 is the actual inception date for Class I of Calvert Aggressive Allocation Fund. As stated above, however, Class I investment performance, including "since inception" performance, is "linked" to Class A at NAV performance for the period from June 30, 2005 through January 31, 2008 and the period after February 23, 2011.

                Total return, like NAV per share, fluctuates in response to changes in market conditions.  Total Return for any particular time period should not be considered an indication of future return.

PURCHASE AND REDEMPTION OF SHARES

                Each Fund has authorized one or more broker/dealers to receive on its behalf purchase and redemption orders.  Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, receives the order in good order.  The customer orders will be priced at the Fund's NAV next computed after they are received by an authorized broker/dealer or the broker/dealer's authorized designee.

                The Funds have no  arrangement with any person to permit frequent purchases and redemptions of Fund shares.

                Share certificates will not be issued unless requested in writing by the investor.  If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request.  This could result in delays.  If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person.  No certificates will be issued for fractional shares.

                Each Fund has filed a notice of election with the SEC pursuant to Rule 18f-1 under the 1940 Act.  The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the NAV of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash.)  The notice of election is irrevocable while Rule 18f-1 is in effect unless the SEC permits the withdrawal of such notice.

                See the Prospectus for additional details on purchases and redemptions.

TRUSTEES AND OFFICERS

                The Board of Trustees supervises each Fund's activities and reviews its contracts with companies that provide it with services.  Business information about the Trustees and Officers as well as information regarding the experience, qualifications, attributes and skills of the Trustees is provided below.  Independent Trustees refers to those Trustees who are not "interested persons" as that term is defined in the 1940 Act and the rules thereunder.

Position

Position

# of Calvert

					Other

Name &

with

Start

Principal Occupation

Portfolios

Directorships During

Age

Fund

Date

During Last 5 Years

Overseen

the Past Five Years

INDEPENDENT TRUSTEES
REBECCA L. ADAMSON AGE: 62	Trustee	1989	President of the national non-profit, First People’s Worldwide, formerly First Nations Financial Project. Founded by her in 1980, First People’s Worldwide is the only American Indian alternative development institute in the country.	15	• Bay & Paul Foundation
RICHARD L. BAIRD, JR. AGE: 63	Trustee & Chair	1982	President and CEO of Adagio Health Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	25	None
JOHN G. GUFFEY, JR. AGE: 63	Trustee	1982	President of Aurora Press Inc., a privately held publisher of trade paperbacks.	25	• Ariel Funds (3) • Calvert Social Investment Foundation • Calvert Ventures, LLC
MILES D. HARPER, III AGE: 49	Trustee	2005	Partner, Gainer Donnelly & Desroches (public accounting firm) since January 1999.	15	• Bridgeway Funds (14)
JOY V. JONES AGE: 61	Trustee	1990	Attorney.	15	• Director, Conduit Street Restaurants Limited
TERRENCE J. MOLLNER, Ed.D. AGE: 67	Trustee	1982	Founder, Chairperson and President of The Love Skill Foundation, Inc., an educational organization focused on the personal skills and organizations described in Dr. Mollner’s book, The Love Skill: We Are Mastering the 7 Layers of Human Maturity, particularly businesses that freely chose to give priority to the common good. Chairperson, Stakeholder of Capital, Inc., an asset management firm and financial services provider in Amherst, MA.	15	• Calvert Social Investment Foundation • Ben & Jerry's Homemade, Inc. • ArtNOW, Inc. • Yourolivebranch.org
SYDNEY A, MORRIS AGE: 62	Trustee	1982	The Rev. Dr Morris currently serves as Parish Minister to the Keweenaw Unitarian Universalist Fellowship in Houghton, MI. She is a graduate of Harvard Divinity School and is immediate past chair of the Unitarian Universalist National Committee on Socially Responsible Investing.	15	None

INTERESTED TRUSTEES

BARBARA J. KRUMSIEK* AGE: 59

	Trustee & Senior Vice President	1997	President, Chief Executive Officer and Chair of Calvert Investments, Inc.	43	• Calvert Social Investment Foundation • Pepco Holdings, Inc. • Acacia Life Insurance Company (Chair) • Griffin Realty Corp.
D. Wayne Silby, Esq.*

AGE: 63

	Trustee & President	1982	Mr. Silby is the founding Chair of the Calvert Funds. He is the Chair-Elect and a principal of Syntao.com, a Beijing-based company promoting corporate social responsibility	25	• UNIFI Mutual Holding Company • Calvert Social Investment Foundation • Giving Assets, Inc • Studio School Fund • Syntao.com China • The ICE Organization

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Position

Position

Principal Occupation

During Last 5 Years

Name &

with

Start

Age

Fund

Date

OFFICERS

MICHAEL T. ABRAMO

AGE: 38	Vice President	2011	Vice President of the Advisor (since 2011) and portfolio manager for Calvert's taxable fixed-income funds.

KAREN BECKER

AGE: 59	Chief Compliance Officer	2005	Chief Compliance Officer for the Calvert Funds and Head of the Securities Operations Department for the Advisor.
SUSAN walker Bender, Esq. AGE: 53	Assistant Vice-President & Assistant Secretary	1988	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
THOMAS DAILEY AGE: 47	Vice President	2004	Vice President of the Advisor and lead portfolio manager for Calvert’s taxable and tax-exempt money market funds and municipal funds.
MATTHEW DUCH AGE: 36	Vice President	2011	Vice President of the Advisor (since 2011) and portfolio manager for Calvert's taxable fixed-income funds.
IVY WAFFORD DUKE, Esq. AGE: 43	Assistant Vice President & Assistant Secretary	1996	Assistant Vice President, Assistant Secretary and Deputy General Counsel of Calvert Investments, Inc., and Chief Compliance Officer for the Advisor and Calvert Investment Distributors, Inc.
PATRICK FAUL AGE: 47	Vice President	2010

Vice President of the Advisor since 2008, and Head of Credit Research for the Advisor since 2009. Prior to 2009, Mr. Faul was Co-Head of Credit Research (2008) and a Senior Securities Analyst (prior to 2008) for the Advisor.

TRACI L. GOLDT AGE: 38	Assistant Secretary	2004	Electronic Filing and Administrative Operations Manager (since 2011) and Executive Assistant to General Counsel (prior to 2011), Calvert Investments, Inc.
HUI PING HO, CPA AGE: 47	Assistant Treasurer	2000	Assistant Treasurer and Tax Compliance Manager of Calvert Investments, Inc.
LANCELOT A. KING, Esq. AGE: 41	Assistant Vice President & Assistant Secretary	2002	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
edith lillie aGE: 55	Assistant Secretary	2007	Assistant Secretary (since 2007) and Regulatory Matters Manager of Calvert Investments, Inc.
AUGUSTO DIVO MACEDO, Esq. AGE: 49	Assistant Vice President & Assistant Secretary	2007	Assistant Vice President, Assistant Secretary, and Associate Counsel Compliance of Calvert Investments, Inc.
JANE B. MAXWELL, Esq. AGE: 59	Assistant Vice President & Assistant Secretary	2005	Assistant Vice President, Assistant Secretary & Assistant General Counsel of Calvert Investments, Inc.
ANDREW K. NIEBLER, Esq. AGE: 44	Assistant Vice President & Assistant Secretary	2006	Assistant Vice President, Assistant Secretary & Associate General Counsel of Calvert Investments, Inc.
CATHERINE P. ROY AGE: 55	Vice President	2004	Senior Vice President of the Advisor and Chief Investment Officer – Fixed Income.
William M. Tartikoff, Esq. AGE: 64	Vice President and Secretary	1990	Senior Vice President, Secretary, and General Counsel of Calvert Investments, Inc.
NATALIE TRUNOW AGE: 44	Vice President	2008

Senior Vice President of the Advisor, and Chief Investment Officer - Equities. Prior to joining Calvert in August 2008, Ms. Trunow was the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

Ronald M. WolfsheimeR,CPA AGE: 59	Treasurer	1982	Executive Vice President and Chief Financial and Administrative Officer of Calvert Investments, Inc.
MICHAEL V. YUHAS JR., CPA AGE: 50	Fund Controller	1999	Vice President of Fund Administration of Calvert Investment Administrative Services, Inc.
38

*Ms. Krumsiek is an interested person of the Funds since she is an Officer and Director of each Fund's Advisor and certain affiliates.  Mr. Silby is an interested person of the Funds since he is a Director of the parent company of each Fund's Advisor.

The address of the Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, with the exception of Mr. Silby, whose address is 1715 18th Street, N.W., Washington, DC  20009.  As of December 31, 2011, the Trustees and Officers as a group owned less than 1% of each Fund's outstanding shares.

Additional Information about the Trustees

The Funds’ Board of Trustees believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes and skills to serve on the Board.  The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, Subadvisors, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion.  The Board of Trustees has also considered the contributions that each Trustee can make to the Board and the Funds.  In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee:  Ms. Adamson, experience as a president of a non-profit organization and experience as a board member of a private foundation; Mr. Baird, experience as a chief executive officer of a non-profit corporation; Mr. Guffey, experience as a director and officer of private companies and experience as a board member of various organizations; Mr. Harper, experience as a partner of a public accounting firm and experience as a board member of a mutual fund complex; Ms. Jones, legal experience and experience as a director of a private foundation; Mr. Mollner, experience as a board member of various organizations; Rev. Dr. Morris, ecclesiastical leadership experience; Ms. Krumsiek, leadership roles within the Advisor and certain of its affiliates and experience as a board member of various organizations; and Mr. Silby, experience as a director and officer of private companies and experience as a board member of various organizations.  References to the experience, qualifications, attributes and/or skills of the Trustees are pursuant to requirements of the SEC, do not constitute holding out of a Board or any Trustee as having special expertise or experience, and shall not impose any greater responsibility or liability on any such Trustee or on a Board by reason thereof.

Board Structure

The Funds' Board of Trustees is responsible for overseeing the management and operations of the Funds.  The Board consists of seven Independent Trustees and two Trustees who are interested persons of the Funds.  Richard L. Baird, Jr., who is an Independent Trustee, serves as Chairperson of the Board.  The Board of Trustees has five standing Committees:  the Governance Committee, the Audit Committee, the Social Committee, the Investment Performance Oversight Committee and the Special Equities Committee.  Each of the Governance, Audit, Social and Investment Performance Oversight Committees is chaired by an Independent Trustee.  In addition, each of the Governance and Audit Committees is composed solely of Independent Trustees.

Through the Governance and Audit Committees, the Independent Trustees consider and address important matters involving the Funds, including those presenting conflicts or potential conflicts of interest for Fund management.  The Independent Trustees also regularly meet outside the presence of Fund management and are advised by independent legal counsel.  The Funds' Board of Trustees has determined that its committees help ensure that the Funds have effective and independent governance and oversight.  The Board of Trustees has also determined that its leadership structure is appropriate.

39

The Governance Committee addresses matters of fund governance, including policies on Trustee compensation and on Board and Committee structure and responsibilities; the functions of the Governance Committee of each Board also include those of a Nominating Committee, e.g.,  initiation and consideration of nominations for the appointment or election of independent Trustees of the Board.  These matters were addressed in meetings held nine times in the past fiscal year.  The current members of this Committee are Ms. Adamson, Rev. Dr. Morris and Mr. Baird, each an Independent Trustee.

The Audit Committee approves and recommends to the Board independent public accountants to conduct the annual audit of each Fund’s financial statements; reviews with the independent public accountants the outline, scope, and results of the annual audit; and reviews the performance and fees charged by the independent public accountants for professional services.  In addition, the Audit Committee meets with each Fund’s independent public accountants and representatives of Fund management to review accounting activities and areas of financial reporting and control. The Audit Committee also oversees Calvert’s High Social Impact Investments program and Fund purchases of Community Investment Notes issued by the Calvert Social Investment Foundation. This Committee met eleven times in the past fiscal year. The current members of this Committee are Ms. Jones and Messrs. Baird, Harper and Mollner, each an Independent Trustee.

The Social Committee addresses matters relating to the sustainable and responsible investment criteria used by the Funds and their application. This Committee met five times in the past fiscal year.  The current members of this Committee are Mses. Adamson, Jones and Krumsiek, and Rev. Dr. Morris.  With the exception of Ms. Krumsiek, the members of this Committee are Independent Trustees.

The Investment Performance Oversight Committee oversees the Funds’ investment performance, including the performance of the Funds’ sub-advisors. This Committee met five times in the past fiscal year.  The current members of this Committee are Ms. Krumsiek and Messrs. Guffey, Harper and Silby.  With the exceptions of Ms. Krumsiek and Mr. Silby, the members of this Committee are Independent Trustees.

The Special Equities Committee oversees the Funds’ Special Equities program, including review, selection and fair valuation of the social venture capital investments. This Committee met twelve times in the past fiscal year. The current members of this Committee are Ms. Krumsiek and Messrs. Guffey, Mollner and Silby.  With the exceptions of Ms. Krumsiek and Mr. Silby, the members of this Committee are Independent Trustees.

The Board of Trustees has retained Lipper Analytical Services, Inc. to provide the Board with an independent analysis of investment performance and expenses for each Fund, in connection with the Board’s annual consideration of the renewal of the Funds’ investment advisory, subadvisory and underwriting agreements, as required by Section 15(c) of the 1940 Act.

Board Oversight of Risk

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Funds is the Board’s oversight of the risk management of the Funds’ investment programs and business affairs.  The Funds are subject to a number of risks, such as investment risk, credit and counterparty risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk.  The Funds, the Advisor, the Subadvisors and other service providers to the Funds have implemented various processes, procedures and controls to identify risks to the Funds, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur.  Different processes, procedures and controls are employed with respect to different types of risks.

The Funds' Board of Trustees exercises oversight of the risk management process primarily through the Audit and Investment Performance Oversight Committees, and through oversight by the Board itself.  In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Funds, the Board of Trustees requires management of the Advisor and the Funds, including the Funds’ Chief Compliance Officer ("CCO"), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings.  The Board and the Audit Committee receive regular reports from the Funds’ independent public accountants on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Trustees meet with the Funds’ CCO, including outside the presence of management, to discuss issues related to compliance.  Furthermore, each Board receives a quarterly report from the Funds’ CCO regarding the operation of the compliance policies and procedures of the Fund and its primary service providers. The Board and the Investment Performance Oversight Committee also receive regular reports from the Advisor on the investments and securities trading of the Funds, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Funds’ securities.  The Board also receives reports from the Funds’ primary service providers, including the Subadvisors, regarding their operations as they relate to the Funds.

40

Trustees’ Ownership of Fund Shares

The Trustees owned shares in the Funds and in all other Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2011:

Calvert Conservative Allocation Fund

	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
	Securities in the	in All Registered Investment Companies Overseen
Name of Trustee	Fund	By Trustee in Calvert Family of Funds

Independent Trustees
Rebecca Adamson	None	>$100,000
Richard L. Baird, Jr.	None	>$100,000
John G. Guffey, Jr.	$10,001-$50,000	>$100,000
Miles D. Harper, III	None	>$100,000
Joy V. Jones	None	>$100,000
Terrence J. Mollner Ed.D.	None	$10,001-$50,000
Sydney A. Morris	None	$50,001-$100,000
Interested Trustees
Barbara J. Krumsiek	None	>$100,000
D. Wayne Silby, Esq.	None	>$100,000

Calvert Moderate Allocation Fund

	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
	Securities in the	in All Registered Investment Companies Overseen
Name of Trustee	Fund	By Trustee in Calvert Family of Funds

Independent Trustees
Rebecca Adamson	None	>$100,000
Richard L. Baird, Jr.	None	>$100,000
John G. Guffey, Jr.	None	>$100,000
Miles D. Harper, III	None	>$100,000
Joy V. Jones	None	>$100,000
Terrence J. Mollner Ed.D.	None	$10,001-$50,000
Sydney A. Morris	None	$50,001-$100,000
Interested Trustees	None
Barbara J. Krumsiek	None	>$100,000
D. Wayne Silby, Esq.	None	>$100,000

Calvert Aggressive Allocation Fund

	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
	Securities in the	in All Registered Investment Companies Overseen
Name of Trustee	Fund	By Trustee in Calvert Family of Funds

Independent Trustees
Rebecca Adamson	None	>$100,000
Richard L. Baird, Jr.	None	>$100,000
John G. Guffey, Jr.	None	>$100,000
Miles D. Harper, III	None	>$100,000
Joy V. Jones	None	>$100,000
Terrence J. Mollner Ed.D.	None	$10,001-$50,000
Sydney A. Morris	None	$50,001-$100,000

Interested Trustees

None
Barbara J. Krumsiek	None	>$100,000
D. Wayne Silby, Esq.	None	>$100,000
41

Trustees’ Compensation

Trustee Compensation Table

Calvert Social Investment Fund

                The following table (unaudited numbers) sets forth information describing the compensation of each Trustee for his/her services to the Funds for each Fund’s most recent fiscal year ended September 30, 2011 and to all of the portfolios in the Fund Complex, as defined below. Each portfolio within the Calvert Social Investment Fund is responsible for a proportionate share of these payments.

Name of Person, Position	Aggregate Compensation From Funds (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Funds’ Expenses	Total Compensation From Funds and Fund Complex Paid to Trustees***
Rebecca Adamson** (Trustee)	$42,198	$3,776	$63,000
Richard L. Baird, Jr.** (Trustee)	$42,198	$21,099	$136,250
John Guffey, Jr.** (Trustee)	$48,873	$7,589	$119,500
Miles D. Harper, III** (Trustee)	$43,873	$43,873	$65,500
Joy V. Jones** (Trustee)	$43,873	$27,865	$65,500
Terrence J. Mollner, Ed.D** (Trustee)	$42,198	$0	$63,000
Sydney A. Morris (Trustee)	$43,873	$0	$65,500
Barbara J. Krumsiek* (Trustee & President)	$0	$0	$0
D. Wayne Silby, Esq.*,** (Trustee & Chair)	$45,897	$13,769	$120,500
42

*Ms. Krumsiek is an interested person of the Funds since she is an Officer and Director of the Advisor and certain affiliates. Mr. Silby is an interested person of the Funds since he is a Director of the parent company of the Advisor.

**Mses. Adamson, Jones and Rev. Dr. Morris and Messrs. Baird, Guffey, Harper, Mollner and Silby have chosen to defer a portion of their compensation. As of September 30, 2011, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $193,744; $497,127; $78,033; $415,067; $414,191; $367,999; $26,064; and $634,255, for each of them, respectively.

***As of September 30, 2011, the Fund Complex consisted of  forty-two (42) Funds; there were forty-three (43) Funds as of January 31, 2012.

                                Trustees not employed by the Advisor or its affiliates may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any fund Calvert Fund through the Trustees’ Deferred Compensation Plan. Management believes this will have a negligible effect on each Fund's assets, liabilities, net assets, and net income per share.

INVESTMENT ADVISOR

                The Funds' Investment Advisor is Calvert Investment Management, Inc. ("Calvert" or the "Advisor"), a subsidiary of Calvert Investments, Inc., which is a subsidiary of UNIFI Mutual Holding Company. Under the Investment Advisory Agreement with respect to the Funds, the Advisor provides investment advice to the Funds and oversees the day-to-day operations, subject to the supervision and direction of the Board. The Advisor provides the Funds with investment supervision and management, and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Trustees who are employees of the Advisor or its affiliates. The Funds pay all their other respective administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; salaries, fees and expenses of Trustees, executive officers and employees of the Funds, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; shareholder meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.  As explained in the prospectus under the heading “Contractual Fee Waivers and/or Expense Reimbursements”, the Funds have an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Funds' uninvested cash balances. These credits are used to reduce Fund expenses. For those Funds where the total annual fund operating expenses are subject to a contractual expense limitation, the Advisor could be deemed to have an incentive to leave greater cash balances at the custodian, since it receives the benefit of any expense offset credit. The Funds' Board periodically reviews and evaluates the expense offset arrangement.

                Under the Investment Advisory Agreement, the Advisor receives no fee for providing investment advisory services to the Funds.  The Advisor reserves the right to (i) waive all or a part of any fee; (ii) reimburse a Fund for expenses; and (iii) pay broker-dealers in consideration of their promotional or administrative services.

PORTFOLIO MANAGER DISCLOSURE

Additional information about each Fund’s Portfolio Manager, identified in the Prospectus of the Fund, is provided below.

43

A.            Other Accounts Managed by Portfolio Manager of the Funds

The following Portfolio Manager of the Funds is also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below.  This information includes accounts managed by any group that includes the identified Portfolio Manager.  The "Other Accounts" category includes accounts managed in the Portfolio Manager’s personal as well as professional capacities.

Natalie A. Trunow

Calvert Investment Management, Inc.

Calvert Conservative Allocation Fund

Accounts Managed other than Calvert Conservative Allocation Fund as of September 30, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	8	5	7
Total Assets in Other Accounts Managed	$1,272,401,059	$96,888,217	$27,641,808
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Calvert Moderate Allocation Fund

Accounts Managed other than Calvert Moderate Allocation Fund as of September 30, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	8	5	7
Total Assets in Other Accounts Managed	$1,203,398,150	$96,888,217	$27,641,808
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

Calvert Aggressive Allocation Fund

Accounts Managed other than Calvert Aggressive Allocation Fund as of September 30, 2011	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	8	5	7
Total Assets in Other Accounts Managed	$1,263,415,467	$96,888,217	$27,641,808
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0
44

B.            Potential Conflicts of Interest in Managing the Funds and Other Accounts

The following describes material conflicts of interest, which may potentially arise in connection with the management of a Fund’s investments by the Portfolio Manager and that individual’s simultaneous management of the investments of any other accounts listed in this SAI.  See "Other Accounts Managed by Portfolio Manager of the Funds" above.

Natalie A. Trunow

Calvert Investment Management, Inc.:

Because the Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those potential conflicts include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities, and such potential conflicts exist regarding management of the Funds and the underlying funds.  The Portfolio Managers for the Funds and the underlying funds are aware of and abide by the Advisor's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts.  The Funds and the underlying funds rely on a pro rata allocation methodology that considers such factors as account size, investment objective, holdings, suitability and availability of cash for investment.  In addition, performance dispersion among accounts employing a similar investment strategy but with different fee structures is periodically examined by the Advisor to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.  Furthermore, because each Fund is a fund of funds that intends to invest exclusively in shares of underlying Calvert Funds, which are sold on a continuous basis, the Advisor does not anticipate conflicts with respect to the fair allocation of investment opportunities for the Funds.

C.                  Compensation of Portfolio Manager of the Funds

Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by the Portfolio Manager from the Funds, the Advisor of the Funds, or any other sources with respect to management of the Funds, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI.  See "Other Accounts Managed by Portfolio Manager of the Funds" above.

Natalie A. Trunow

Calvert Investment Management, Inc.:

Compensation with Respect to Management of Calvert Conservative Allocation Fund and Other Accounts as of September 30, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers / standards.
Bonus (cash)	Calvert

Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e., net earnings) of Calvert Investments, Inc., parent of the Advisor; and long- and short-term performance of Funds overseen, relative to Fund benchmarks, and growth in Fund assets. Also based on qualitative factors, such as the ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A
45

Compensation with Respect to Management of Calvert Moderate Allocation Fund and Other Accounts as of September 30, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers / standards.
Bonus (cash)	Calvert

Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e., net earnings) of Calvert Investments, Inc., parent of the Advisor; and long- and short-term performance of Funds overseen, relative to Fund benchmarks, and growth in Fund assets. Also based on qualitative factors, such as the ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

Compensation with Respect to Management of Calvert Aggressive Allocation Fund and Other Accounts as of September 30, 2011
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers / standards.
Bonus (cash)	Calvert

Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e., net earnings) of Calvert Investments, Inc., parent of the Advisor; and long- and short-term performance of Funds overseen, relative to Fund benchmarks, and growth in Fund assets. Also based on qualitative factors, such as the ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

D.            Securities Ownership of the Portfolio Manager of the Funds

With respect to the Portfolio Manager identified in the Prospectus, the following information sets forth the Portfolio Manager’s beneficial ownership of securities as of September 30, 2011 in the Funds.  Those securities were valued as of September 30, 2011. (Specified ranges: none;  $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)

Fund

	Firm	Name of Portfolio Manager	Fund Ownership

Calvert Conservative Allocation Fund	Calvert	Natalie A. Trunow	None

Calvert Moderate Allocation Fund	Calvert	Natalie A. Trunow	None

Calvert Aggressive Allocation Fund	Calvert	Natalie A. Trunow	None
46

ADMINISTRATIVE SERVICES AGENT

                Calvert Investment Administrative Services, Inc. ("CIAS"), an affiliate of the Advisor, has been retained by each Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CIAS receives an annual administrative service fee of 0.15% (as a percentage of average daily net assets) payable monthly for Class A, C and I of each Fund.

                The following chart shows the administrative fees paid to CIAS by the Funds for the past three fiscal years:

	2009	2010	2011
Calvert Conservative Allocation Fund	$34,719	$52,637	$70,158
Calvert Moderate Allocation Fund	$120,204	$160,565	$191,028
Calvert Aggressive Allocation Fund	$63,766	$85,308	$99,719

METHOD OF DISTRIBUTION

                Calvert Investment Distributors, Inc. ("CID") is the principal underwriter and distributor for the Funds. CID is an affiliate of the Advisor. Under the terms of its underwriting agreement with the Funds, CID markets and distributes the Funds' shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted Distribution Plans ("Plans"), which permit the Funds to pay certain expenses associated with the distribution and servicing of shares. Such expenses for Class A shares may not exceed, on an annual basis, 0.35% of the Funds' respective average daily net assets. However, the Board has determined that, until further action by the Board, no Fund shall pay Class A distribution expenses in excess of 0.25% of its average daily net assets.

                Expenses under the Funds' Class C Plans may not exceed, on an annual basis, 1.00% of the Funds' respective Class C average daily net assets.  Class A Plans reimburse CID only for expenses it incurs, while the Class C Plans compensate CID at a set rate regardless of CID's expenses.  Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Fund shareholders, and compensation to broker/dealers, underwriters, and salespersons.

                Class I has not adopted a Plan.

                Each Fund's Plans were approved by the Board, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees who are not interested persons of the Funds are committed to the discretion of such independent Trustees. In establishing the Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders, including economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.

                The Plans may be terminated by vote of a majority of the independent Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class of each Fund.  Any change in the Plans that would materially increase the distribution cost to a Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Trustees, including a majority of the independent Trustees as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by: (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board.

As noted above, distribution and shareholder servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Plan expenses (paid by the Funds as part of the annual operating expenses).  In addition to these payments, the Advisor, CID and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Funds.  The Advisor, CID and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms’ accounts for their marketing, distribution, and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees.  In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program.  This list may be changed from time to time. As of December 31, 2011, the Advisor, CID and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms: Ameriprise Financial Services, Ameritas Life Insurance Corp., Charles Schwab & Co., Inc., CUSO, Fidelity, First Ameritas Life Insurance Corp., J.P. Morgan, LPL Financial Services, Marshall & Ilsley, Merrill Lynch, Morgan Stanley Smith Barney, National Financial Services, LLC, Pershing, Prudential Investment Management Services, Raymond James, SunGard Institutional Brokerage Inc., Thrivent Financial for Lutherans, UBS Financial Services, Union Central Life Insurance Company and Wells Fargo Advisors.

47

Where payments are being made to a broker/dealer to encourage sales of Fund shares, the broker/dealer has an incentive to recommend Fund shares to its customers.  Neither the Advisor nor any Subadvisor uses Fund brokerage to compensate broker/dealers for the sale of Fund shares.

                The Funds have entered into an agreement with CID as principal underwriter. CID makes a continuous offering of the Funds' securities on a "best efforts" basis. Under the terms of the agreement, CID is entitled to receive a distribution fee and a service fee from the Funds based on the average daily net assets of each Fund's respective classes. These fees are paid pursuant to the Funds' Plan.  Total Plan Expenses paid to CID by the Funds for the fiscal year ended September 30, 2011, were:

	Class A	Class C
Calvert Conservative Allocation Fund	$91,999	$99,720
Calvert Moderate Allocation Fund	$256,935	$227,234
Calvert Aggressive Allocation Fund	$144,720	$85,910

For the fiscal year ended September 30, 2011, the Funds’ Plan expenses for Classes A and C were spent for the following purposes:

Calvert Conservative Allocation Fund
	Class A	Class C
Compensation to broker/dealers	$91,999	$72,448
Compensation to sales personnel	$0	$0
Advertising	$0	$0
Printing and mailing of prospectuses
to other than current shareholders	$0	$0
Compensation to underwriters	$0	$27,272
Interest, financing charges	$0	$0
Other	$0	$0

Calvert Moderate Allocation Fund
	Class A	Class C
Compensation to broker/dealers	$256,935	$186,863
Compensation to sales personnel	$0	$0
Advertising	$0	$0
Printing and mailing of prospectuses
to other than current shareholders	$0	$0
Compensation to underwriters	$0	$40,371
Interest, financing charges	$0	$0
Other	$0	$0

Calvert Aggressive Allocation Fund
	Class A	Class C
Compensation to broker/dealers	$144,556	$73,456
Compensation to sales personnel	$164	$0
Advertising	$0	$0
Printing and mailing of prospectuses
to other than current shareholders	$0	$0
Compensation to underwriters	$0	$12,454
Interest, financing charges	$0	$0
Other	$0	$0
48

Class A shares of each Fund are offered at NAV plus a front-end sales charge as follows:

	As a % of	As a % of	Allowed to
Amount of	offering	net amount	Brokers as a % of

Investment

price

invested

Offering price

Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%

CID receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions) and, for Class A only, the net amount retained by CID (i.e., not reallowed to dealers) for the last three fiscal years were:

Fiscal Year

2009

2010

					2011
Class A	Gross	Net	Gross	Net	Gross	Net
Calvert Conservative Allocation Fund	$51,432	$23,721	$84,383	$35,142	$88,928	$45,431
Calvert Moderate Allocation Fund	$206,313	$64,575	$259,542	$88,989	$264,883	$96,644
Calvert Aggressive Allocation Fund	$162,301	$48,287	$157,147	$50,080	$145,521	$48,973

Class C	2009	2010	2011
Calvert Conservative Allocation Fund	$538	$573	$777
Calvert Moderate Allocation Fund	$2,836	$2,062	$2,284
Calvert Aggressive Allocation Fund	$1,971	$2,889	$2,331

Fund Trustees and certain other affiliated persons of the Funds are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Funds. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See the Prospectus for additional share purchase information.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

                Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust Company, N.A., has been retained by the Funds to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

                Calvert Investment Services, Inc. ("CIS"), a subsidiary of Calvert Investments, Inc., has been retained by the Funds to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.

                For these services, BFDS receives a fee based on the number of shareholder accounts and transactions, while CIS receives a fee based on the asset class (money market, fixed income and equities) and the resources necessary to support the various services each asset class requires.  CIS may contract with subagents, at the Funds' expense, to provide recordkeeping and subaccounting services to the Funds. The following chart shows the shareholder servicing fees paid to CIS by the Funds for the past three fiscal years:

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	2009	2010	2011
Calvert Conservative Allocation Fund	$9,318	$12,325	$15,798
Calvert Moderate Allocation Fund	$46,722	$51,126	$56,362
Calvert Aggressive Allocation Fund	$38,721	$39,557	$41,108

PORTFOLIO TRANSACTIONS

The Funds intend to invest exclusively in shares of underlying Calvert Funds by purchasing Class I shares of the underlying funds (Class O for Calvert Money Market and Class Y for Calvert Global Water) at NAV with no sales charges.  The Funds will purchase and sell these securities by dealing directly with the issuer – i.e., the underlying Calvert Fund.  To the extent the Funds invest in securities other than the underlying Calvert Funds, the Funds’ Advisor may place orders with broker-dealers for these portfolio transactions.  Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Fixed income securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.  Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Funds' Advisor makes investment decisions and selects brokers and dealers under the direction and supervision of the Board.

                Broker/dealers who execute transactions on behalf of the Funds are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor's obligation to seek best execution.  The Funds have adopted a policy that prohibits the Advisor from using Fund brokerage to compensate broker/dealers for promotion or sale of Fund shares.  None of the Funds paid brokerage commissions in the last three fiscal years.

The Funds' Advisor selects brokers on the basis of best execution. In some cases they select brokers that provide research and research-related services to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process.  Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.

If, in the judgment of the Advisor, the Funds or other accounts managed by it will be benefited by supplemental research services, it is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Funds as well as other Calvert funds and managed accounts.

                For the fiscal year ended September 30, 2011, the Advisor received no soft-dollar credits for brokerage transactions for any of the Funds.

As of September 30, 2011, the Funds held no securities of their "regular broker-dealers" (as defined in the 1940 Act) or of the parents of those broker-dealers.

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                The portfolio turnover rates for the past two fiscal years are as follows:

	2010	2011
Calvert Conservative Allocation Fund	9%	22%
Calvert Moderate Allocation Fund	7%	18%
Calvert Aggressive Allocation Fund	8%	16%

Portfolio turnover increased in 2011 due to more frequent portfolio repositionings associated with the high level of market volatility and tactical asset allocation decisions by the Advisor.

PORTFOLIO HOLDINGS DISCLOSURE

                The Funds and the underlying funds have adopted a Portfolio Holdings Disclosure Policy ("Disclosure Policy") that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding a Fund's portfolio holdings.

Publicly Available Portfolio Holdings

                Information regarding a Fund’s portfolio holdings is publicly available: (1) at the time such information is filed with the SEC in a publicly available filing; or (2) the day next following the day when such information is posted on the www.calvert.com  website. This information may be a Fund's complete portfolio holdings, such as those disclosed in its Semi-Annual or Annual Reports and filed with the SEC on Form N-CSR or in its quarterly holding reports filed with the SEC on Form N-Q after a Fund’s first and third quarters. In addition, each Calvert Money Market Fund discloses month-end portfolio holdings information on www.calvert.com within five business days after the end of each month and files more detailed month-end portfolio holdings information with the SEC on Form N-MFP within five business days after the end of each month. The information contained in the Form N-MFP is made available to the public on the SEC’s website 60 days after the end of the month to which the information pertains. From time to time, a Fund may disclose on www.calvert.com whether it holds a particular security, in response to media inquiries. A Fund's publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.

Non-Public Portfolio Holdings

The Fund’s Disclosure Policy, as described generally below, allows the disclosure of a Fund's non-public portfolio holdings for the Fund's legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients.  Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Subject to approval from the Legal Department of Calvert Investments, Inc., a representative from the Administrator may provide a Fund’s non-public portfolio holdings to a recognized rating and ranking organization, without limitation, on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

A service provider or other third party that receives information about a Fund’s non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g.,  a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings, without limitation, on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

A Fund’s partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Funds and current and prospective clients of the Advisor, provided that: (1) the recipient makes a specific request to the General Counsel of Calvert Investments, Inc. (or his designee) ("Authorized Individual"); (2) the Authorized Individual determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient; (3) the Authorized Individual (if other than the General Counsel) obtains prior approval from the Legal Department; and (4) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual. The Disclosure Policy further provides that, in approving a request, the Authorized Individual considers the recipient’s need for the relevant holdings information, whether the disclosure will benefit the Fund, or, at a minimum, not harm the Fund, and what conflicts may result from such disclosures.

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Under the Disclosure Policy, neither a Fund, the Advisor nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund's non-public portfolio holdings. The Disclosure Policy is subject to annual review by the Fund's Board.  The Fund’s Board shall also receive annual reports from Fund management on those entities to whom such disclosure has been made.

Ongoing Arrangements

The following is a list of those entities to whom information about the Fund’s portfolio securities is made available and the frequency (following a 15 day lag), including the identity of the persons who receive information pursuant to such arrangements. In all such cases, disclosure is made subject to a written confidentiality agreement, which includes provisions preventing use of the information to trade.

Name of Entity	Information Provided	Frequency Provided
Aris Corporation	Portfolio Holdings	Quarterly
Asset Consulting Group	Portfolio Holdings	Quarterly
Asset Strategy Consultants	Portfolio Holdings	Quarterly
Bank of Oklahoma Trust Company	Portfolio Holdings	Quarterly
Baybridge Consulting	Portfolio Holdings	Quarterly
Bidart & Ross	Portfolio Holdings	Quarterly
Bloomberg	Portfolio Holdings	Monthly
Blue Prairie Group	Portfolio Holdings	Quarterly
Callan Associates	Portfolio Characteristics, Top Holdings	Quarterly
Cambridge Associates	Portfolio Holdings	Quarterly
Capital Market Consultants, LLC	Portfolio Holdings	Quarterly
Care Group	Portfolio Holdings	Quarterly
Citigroup Consulting	Portfolio Holdings	Quarterly
Colonial Consulting	Portfolio Holdings	Quarterly
Consulting Services Group	Portfolio Holdings	Quarterly
Cook Street Consulting	Portfolio Holdings	Quarterly
Dahab Consulting	Portfolio Holdings	Quarterly
DiMeo Schneider & Associates, L.L.C.	Portfolio Holdings	Quarterly
Evaluation Associates	Portfolio Holdings	Quarterly
FactSet	Portfolio Holdings	Monthly
Fulton Financial/Claremont Investments	Portfolio Holdings	Quarterly
Fund Evaluation Group	Portfolio Holdings	Quarterly
Hartland & Co.	Portfolio Holdings	Quarterly
HC Asset Management	Portfolio Holdings	Quarterly
Hewitt Ennisknupp	Portfolio Holdings	Quarterly
Innovest Portfolio Solutions	Portfolio Holdings	Quarterly
Institutional Consulting Group	Portfolio Holdings	Quarterly
Institutional Shareholder Services	Portfolio Holdings	Quarterly
Investment Company Institute	Portfolio Holdings (Money Market Funds only)	Quarterly
KPMG	Portfolio Holdings	Annually
LCG Associates	Portfolio Holdings	Quarterly
Mass Mutual	Portfolio Holdings	Quarterly
Mees Pierson	Portfolio Holdings, Portfolio Characteristics, Asset Allocation	Quarterly
Mennonite Foundation	Portfolio Holdings	Quarterly
Mercer Consulting, Inc.	Portfolio Characteristics, Top Holdings	Quarterly
Millennium Trust Company	Portfolio Holdings	Quarterly
Milliman & Associates	Portfolio Holdings	Quarterly
Monroe Vos Consulting	Portfolio Holdings	Quarterly
Monticello & Associates	Portfolio Holdings	Quarterly
Morningstar	Portfolio Holdings	Monthly
New England Pension Consulting	Portfolio Characteristics, Top Holdings	Quarterly
Patagonia	Portfolio Holdings	Quarterly
Prime Buchholz	Portfolio Holdings	Quarterly
PWC	Portfolio Holdings	Quarterly
R.V. Kuhns	Portfolio Holdings	Quarterly
Reliance Financial	Portfolio Holdings	Quarterly
Rocaton Investment Advisors	Portfolio Holdings	Quarterly
Rogers Casey	Portfolio Holdings	Quarterly
Segal Advisors	Portfolio Holdings	Quarterly
Sierra Fund	Portfolio Holdings	Quarterly
Smith Hayes Consulting	Portfolio Holdings	Quarterly
State of Idaho	Portfolio Holdings	Quarterly
Summit Investment Partners	Portfolio Holdings	Quarterly
Summit Strategies	Portfolio Holdings	Quarterly
Thomson Reuters/Lipper	Portfolio Holdings	Monthly
TIAA-CREF Trust Company	Portfolio Holdings	Quarterly
TRUSCO	Portfolio Holdings	Quarterly
Uhrlaub	Portfolio Holdings	Quarterly
Watson Wyatt	Portfolio Holdings	Quarterly
Wells Fargo Private Client Group	Portfolio Holdings	Quarterly
Wilshire Associates	Portfolio Holdings	Quarterly
Woodcock Financial	Portfolio Holdings	Quarterly
Wurts and Associates	Portfolio Holdings	Quarterly
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PERSONAL SECURITIES TRANSACTIONS

                The Funds, their Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the investment personnel of the Advisor to invest in securities that may be purchased or held by the Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material nonpublic information.

PROXY VOTING DISCLOSURE

Please refer to Appendix A of this SAI for the Global Proxy Voting Guidelines For Calvert Family of Funds. The Guidelines include the policies and procedures that the Funds use in determining how to vote proxies relating to Portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Fund shareholders, and those of a Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter.

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PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF TRUSTEES

Any shareholder who wishes to send a communication to the Board of Trustees of the Funds should send the communication to the attention of the Fund's Secretary at the following address:

                Calvert Funds

                Attn: [Name of Fund] Secretary

                4550 Montgomery Avenue

                Bethesda, Maryland 20814

All communications should state the specific Calvert Fund to which the communication relates.  After reviewing the communication, the Fund's Secretary will forward the communication to the Board.

In its function as a nominating committee, the Governance Committee of each Board will consider any candidates for vacancies on the Board from any shareholder of a Fund who has held his or her shares for at least five years.  Shareholders of a Fund who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Bethesda, MD 20814.  The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an independent Trustee. A shareholder wishing to recommend to the Governance Committee of a Fund a candidate for election as a Trustee may request the Fund's Policy for the Consideration of Trustee Nominees by contacting the Fund's Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Trustee or to a Committee of the Fund's Board, the communication should be specifically addressed to such individual Trustee or Committee and sent in care of the Fund's Secretary at the address above.  Communications to individual Trustees or to a Committee sent in care of the Fund's Secretary will be forwarded to the individual Trustee or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

                KPMG LLP serves as the independent registered public accounting firm for the Funds. State Street Bank & Trust Company, N.A., serves as custodian of the Funds' investments. The custodian has no part in deciding the Funds' investment policies or the choice of securities that are to be purchased or sold for the Funds.

GENERAL INFORMATION

                Calvert Social Investment Fund (the "Trust") is an open-end management investment company, organized as a Massachusetts business trust on December 14, 1981.  The Funds are non-diversified series of the Trust.  Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund each commenced operations on April 29, 2005.  Calvert Aggressive Allocation Fund commenced operations on June 30, 2005.  The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Trust assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its Trustees, officers, employees and agents to cover possible tort and other liabilities.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

                Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board.  The Calvert Conservative Allocation Fund offers Class A and C only.  The Calvert Moderate Allocation Fund and the Calvert Aggressive Allocation Fund each offer Class A, C and I. Each class represents interests in the same portfolio of investments but, as further described in the prospectuses, each class is subject to differing sales charges and expenses, resulting in differing net asset values and distributions. Upon liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

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                The Funds are not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                As of January 1, 2012, to the Funds' knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the class of the Funds as shown:

Portfolio/Fund Name
Name and Address	% of Ownership

Calvert Conservative Allocation Fund

American Enterprise Investment Services, Inc.	9.97% of Class A
Minneapolis, MN

MLPF&S	11.81% of Class C
For the Sole Benefit of its Customers
Jacksonville, FL

Calvert Moderate Allocation Fund

American Enterprise Investment Services, Inc.	5.82% of Class A
Minneapolis, MN

MLPF&S	11.22% of Class C
For the Sole Benefit of its Customers
Jacksonville, FL

All Souls Church Unitarian	100% of Class I
Washington, DC

Calvert Aggressive Allocation Fund

American Enterprise Investment Services, Inc.	7.57% of Class A
Minneapolis, MN

MLPF&S	6.73% of Class C
For the Sole Benefit of its Customers
Jacksonville, FL

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FUND SERVICE PROVIDERS

INVESTMENT ADVISOR

Calvert Investment Management, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

Shareholder ServicING AGENT

Calvert Investment Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER

Calvert Investment Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

ADMINISTRATIVE SERVICES AGENT

Calvert Investment Administrative Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

TRANSFER AGENT

Boston Financial Data Services, Inc.

330 West 9th Street

Kansas City, Missouri 64105

INDEPENDENT Registered Public AccountING FIRM

KPMG LLP

1601 Market Street

Philadelphia, Pennsylvania 19103

CUSTODIAN

State Street Bank & Trust Company, N.A.

225 Franklin Street

Boston, MA 02110

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APPENDIX A

GLOBAL PROXY VOTING GUIDELINES

FOR

CALVERT FAMILY OF FUNDS

I.              Introduction

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate sustainability and social responsibility.  The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners.  The sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment).  In our view, companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.

•         Long-Term Value.  Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders.  Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term.  A focus on long-term value creation also increases the relevance of companies’ environmental management, treatment of workers and communities, and other sustainability and social responsibility factors.  Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term.   Calvert’s proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

•         Accountability.   Corporate management must be accountable to many interests, including investors, stakeholders, and regulators.  Management of a company must be accountable to the board of directors; the board must be accountable to the company’s shareowners; and the board and management together must be accountable to the stakeholders.  Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers.  Certain other governance structures are well suited to manage this accountability:  independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners.  Calvert’s proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

•           Sustainability.   Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time.  Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation.  For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices.  Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses.  Calvert’s proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

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As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance.   Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders.  In our view, Good Governance + Sustainability and Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines ("the Guidelines").   The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies.  There also may be instances when the Advisor votes the Funds’ shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds’ shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds’ investment objectives and social goals.  To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section IV below.

  When support for or opposition to a proxy proposal as described below is qualified with the term, "ordinarily," this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.
  When support for or opposition to a proxy proposal is qualified by the expression, "on a case by case basis," this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.
  When we use the term, "shareholder," we are referring to Calvert’s mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines.  When we use the term, "shareowner," we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors’ concerns and rules governing inclusion of specific items in corporate proxies change.  Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes.  Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund's Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert’s proxy voting record is available on the Funds’ web site, www.calvert.com, and is also available on the Securities and Exchange Commission’s website at www.sec.gov.

II.            CORPORATE GOVERNANCE

A.            Board and Governance Issues

The board of directors ("the board") is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company’s relationships with other stakeholders.  While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests.  Thus, in our view, a board’s fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

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One of the most fundamental sources of good governance is independence.  Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation’s shareowners and other stakeholders.  In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director’s objectivity and fiduciary responsibility to shareowners.  In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company’s financial performance, but not so great as to constitute a controlling or significant interest.

Because the board’s ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it is beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity.  Well-governed companies benefit from a wide diversity of perspective and background on their boards.  To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture, age and geography.  Calvert believes that in an increasingly complex global marketplace, the ability to draw on a wide range of viewpoints, backgrounds, skills, and experience is critical to a company's success. Corporate diversity helps companies increase the likelihood of making the right strategic and operational decisions, contributes to a more positive public image and reputation, and catalyzes efforts to recruit, retain, and promote the best people, including women and minorities.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards.  For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director.  Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

Board Independence

•         The Fund advisor will oppose  slates of directors without at least a majority of independent directors.

•         The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

•         The Fund advisor will oppose non-independent directors candidates nominated to the audit, compensation and/or nominating committees.

•         The Fund advisor will support proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

Board Diversity

•         The Fund advisor will oppose  slates of directors that result in a board that does not include both women and people of color.

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•         The Fund advisor will support  proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

Board Accountability

•         The Fund advisor will oppose  slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.

•         The Fund advisor will ordinarily oppose  director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

•         The Fund advisor will oppose directors who sit on more than four public company boards and oppose directors serve as CEO and sit on more than two additional boards.

Board Committee on Sustainability/Corporate Social Responsibility Issues

Shareholders have filed binding resolutions seeking the creation of a board committee dedicated to long term strategic thinking and risk management of sustainability issues including environment, human rights, diversity and others. While we believe all directors should be informed and active on sustainability issues, we do see the value of a focused sustainability committee.

•         The Fund advisor will ordinarily support  the creation of a board level committee on sustainability/corporate social responsibility issues.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.

•         The Fund advisor will ordinarily support  proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose  proposals seeking to indemnify directors for all acts.

Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely.  Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds.  However, continuity is also important and there are other mechanisms such as voting against or withholding votes during the election of directors, which shareholders can use to voice their opposition to certain candidates.  It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

•         The Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners.  Yet there are ways that such requirements may also undermine good governance:  limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation.  In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners.  Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

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•         The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

•         The Fund advisor will oppose  excessive awards of stock or stock options to directors.

Director Elections

Contested Election of Directors

Contested elections of directors frequently occur when a board or shareholder nominated candidate or slate runs for the purpose of seeking a significant change or improvement in corporate policy, control, or structure. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

•         The Fund advisor will evaluate director nominees on case-by-case  basis in contested election of directors.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.

•         The Fund advisor will ordinarily support  proposals to elect all board members annually and to remove classified boards.

Majority Vote Standard

A majority voting standard allows shareholders with a majority of votes in favor or against determine the election of board nominees.  Currently, most board elections are uncontested and allow directors to be elected with a plurality of votes.  Calvert believes majority voting increases director accountability to shareholders, as directors recognize shareholders have a voice in the election process.

•         The Fund advisor will generally support  both precatory and binding resolutions seeking to establish a majority vote standard.

Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares.  However, like many tools, cumulative voting can be misused.   In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

•         The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

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Shareholder Rights

Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

•         The Fund advisor will ordinarily oppose  supermajority vote requirements.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors.  There is no reason why management should be allowed to nominate directors while shareowners – whom directors are supposed to represent – are deprived of the same right.    We support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

•         The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting.  It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

•         The Fund advisor will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.

•         The Fund advisor will ordinarily support  proposals to allow or facilitate shareowner action by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights.  In general, we support the right of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid.  Restrictions on the right of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

•         The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such restrictions limit the right of shareowners to participate in governance.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends.  Creation of multiple classes of stock limits the right of some shareowners – often a majority of shareowners – to exercise influence over the governance of the corporation.   This approach in turn diffuses directors’ incentives to exercise appropriate oversight and control over management.

•         The Fund advisor will ordinarily oppose  proposals to create dual classes of stock.  However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

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•         The Fund advisor will ordinarily support proposals to recapitalize stock such that each share is equal to one vote.

Ratification of Auditor and Audit Committee

The annual shareholder ratification of the outside auditors is standard practice.  While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners.   Further, Calvert recognizes the critical responsibilities of the audit committee and its members including the oversight of financial statements and internal reporting controls.

•         The Fund advisor will ordinarily oppose  proposals seeking ratification of the auditor when fees for non-audit consulting services exceed 25 % of all fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•         The Fund advisor will ordinarily support  proposals to adopt a policy to ensure that the auditor will only provide audit services to the company and not provide other services.

•         The Fund advisor will ordinarily support proposals that set a reasonable mandatory rotation of the auditor (at least every five years).

•         The Fund advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries companies routinely appoint internal statutory auditors.

•         The Fund advisor will ordinarily support  the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

•         The Fund advisor will ordinarily support  proposals that call for the annual election of auditors by shareholders.

Audit Committee

•         The Fund advisor will ordinarily oppose  members of the audit committee where the audit committee has approved an audit contract where non-audit fees exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•         The Fund advisor will ordinarily oppose members of the audit committee at companies with ineffective internal controls, considering whether the company has a history of accounting issues, or significant recent problems, and the board’s response to them

Transparency and Disclosure

International corporate governance is constantly changing and there have been waves of development of governance codes around the world.  The common thread throughout all of these codes is that shareowners want their companies to be transparent.

•         The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.

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•         The Fund advisor will ordinarily support  proposals that call for an annual financial audit by external and independent auditors.

•         The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of corporate governance codes and structures.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of related party transactions.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of the board nominating process.

B.            Executive and Employee Compensation

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation.  Prosperity should be shared broadly within a company, as should the downside risk of share ownership.  Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on compensation plans and strategy.

There are many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value.  The structure of these compensation plans often determines the level of alignment between management and shareowner interests.  Calvert stresses the importance of pay-for-performance, where executive compensation is linked to clearly defined and rigorous criteria.  These executives should not only enjoy the benefits when the company performs well, but boards should ensure executives are accordingly penalized when they are unable to meet established performance criteria.

Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors.  Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Employee Compensation

•         The Fund advisor will ordinarily support  proposals requesting companies disclose compensation practices and policies--including salaries, option awards, bonuses, and restricted stock grants--of top management, Board of Directors, and employees.

CEO and Executive Compensation

•         The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).

•         The Fund advisor will support  proposals seeking to establish an annual shareholder advisory vote on compensation.

•         The Fund advisor will ordinarily oppose  proposals seeking shareholder ratification of the company’s executive officers’ compensation (also known as an Advisory Vote on Compensation) if executive risks and rewards are not aligned with the interests of shareowners and the long-term performance of the corporation. The Fund advisor will ordinarily oppose  compensation proposals if the company’s compensation program is not adequately described, if incentive compensation is awarded despite a failure to meet established performance targets, or if the company awards termination payments that are not justified by the company’s prior performance.

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Compensation Committee

•         The Fund advisor may oppose  members of the compensation committee when it is determined they have approved compensation plans that are deemed excessive or have not amended their policies in response to shareholder concern.

Executive & Employee Stock Option Plans

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans that do not contain provisions prohibiting automatic re-pricing, unless such plans are indexed to a peer group or other measurement so long as the performance benchmark is predetermined prior to the grant date and not subject to change retroactively.

•         The Fund advisor will examine and ordinarily oppose  proposals for re-pricing of underwater options.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

•         The Fund advisor will ordinarily support  proposals requiring that all option plans and option re-pricing are submitted for shareholder approval.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans with "evergreen" features, reserving a specified percentage of stock for award each year with no termination date.

•         The Fund advisor will ordinarily support  proposals to approve stock option plans for outside directors subject to the same constraints previously described.

•         The Fund advisor will support  proposals to approve Employee Stock Ownership Plans (ESOPs) created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management).  The Fund advisor will oppose  any ESOP whose primary purpose is to prevent a corporate takeover.

Expensing of Stock Options

Calvert’s view is that the expensing of stock options gives shareholders valuable additional information about companies’ financial performance, and should therefore be encouraged.

•         The Fund advisor will ordinarily support  proposals requesting that companies expense stock options.

Pay Equity

•         The Fund advisor will support  proposals requesting that management provide a pay equity report.

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Ratio Between CEO and Worker Pay

•         The Fund advisor will support  proposals requesting that management report on the ratio between CEO and employee compensation.

•         The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

Executive Compensation Tie to Non-Financial Performance

•         The Fund advisor will support  proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other sustainability and/or corporate social responsibility-related issues.

Severance Agreements

Severance payments are compensation agreements that provide for top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. Calvert believes boards should allow shareholders the ability to ratify such severance or change in control agreements to determine if such awards are excessive and unnecessary.

•         The Fund advisor will support  proposals providing shareowners the right to ratify adoption of severance or change in control agreements.

•         The Fund advisor will examine and vote on a case-by-case basis severance or change in control agreements, based upon an evaluation of the particular agreement itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

•         The Fund advisor will oppose  the election of compensation committee members who approve se

C.            Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners.  Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

•         The Fund advisor will support  proposals that consider non-financial impacts of mergers.

•         The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company’s social, environmental, and governance performance.

•         The Fund advisor will ordinarily oppose  proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses or that pose other potential financial, social, or environmental risks or liabilities.

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Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers.  In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out.   Hostile takeovers come in many forms.  Some offer advantages to shareowners by replacing current management with more effective management.  Others do not.  Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition.  In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

•         The Fund advisor will ordinarily support  proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose  proposals requiring companies to opt into state anti-takeover statutes.

Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

•         The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support  such proposals if they are deemed consistent with shareholders’ best interests and the principles of sound governance and overall corporate social responsibility/sustainability underlying these Guidelines.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated.  Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters.  In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens.  In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights. Finally, changes in state law have made reincorporating in certain locations more or less favorable to governance issues such as shareholder rights.

•         The Fund advisor will ordinarily support  proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

•         The Fund advisor will review on a case-by-case  basis proposals to reincorporate for improvements in governance structure and policies (such as reincorporating in states like North Dakota, with shareholder friendly provisions).

•         The Fund advisor will ordinarily oppose  proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Common Stock Authorization

Companies may choose to increase their authorization of common stock for a variety of reasons.  In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear.  Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

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•         The Fund advisor will ordinarily support  proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

•         The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock.  If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose  the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

•         The Fund advisor will ordinarily oppose  the creation of blank check preferred stock.  In addition, the Fund advisor will ordinarily oppose  increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

•         The Fund advisor will support  proposals calling for shareowner approval of poison pills or shareholder rights plans.

•         The Fund advisor will ordinarily oppose  poison pills or shareowner rights plans.

Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider’s shares.  This usually means that the bidder’s shares are purchased at a price higher than market price, discriminating against other shareowners.

•         The Fund advisor will ordinarily support  anti-greenmail provisions and oppose  the payment of greenmail.

III.          CORPORATE SUSTAINABILITY AND SOCIAL RESPONSIBILITY

A.            Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models.  In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility.  Investors increasingly see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure.    As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines.  There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting guidelines.

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•         The Fund advisor will ordinarily support  proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

•         The Fund advisor will ordinarily support  proposals requesting that companies conduct social and/or environmental audits of their performance.

B.            Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company’s overall environmental footprint.

•         The Fund advisor will ordinarily support  proposals to reduce negative environmental impacts and a company’s overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

•         The Fund advisor will ordinarily support  proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from operations, and the impact of environmental liabilities on shareowner value.

•         The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling or waste management efforts, to increase recycling efforts, or to adopt a formal recycling policy.

Ceres Principles

The Coalition for Environmentally Responsible Economies (Ceres), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct.  The Ceres Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment.  Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the Ceres Principles; or 2) produce a report addressing management’s response to each of the points raised in the Ceres Principles.

•         The Fund advisor will support  proposals requesting that a company become a signatory to the Ceres Principles.

Climate Change/Global Warming

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming—including oil and mining companies, utilities, and automobile manufacturers.  Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective—and often cost-saving—steps to reduce energy use that contribute to climate change.  Initiatives have included proposals requesting companies to disclose information, using guidelines such as those prepared by the Carbon Disclosure Project.  This includes information about the company’s impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting some forms of renewable energy resources for fossil fuels.

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•         The Fund advisor will support  proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

•         The Fund advisor will support  proposals seeking the preparation of a report on a company’s activities related to the development of renewable energy sources.

•         The Fund advisor will support  proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

Water

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities or ecosystems in areas of water scarcity.

•         The Fund advisor will support  proposals seeking the preparation of a report on a company’s risks linked to water use or impacts to water.

•         The Fund advisor will support proposals seeking the adoption of programs and policies that enhance access and affordability to safe drinking water and sanitation.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups.  For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

•         The Fund advisor will ordinarily support  proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

•         The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C.            Workplace Issues

Labor Relations

Companies’ treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate.  Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people.  Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

•         The Fund advisor will ordinarily support  proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

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•         The Fund advisor will ordinarily support  proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

•         The Fund advisor will ordinarily support  proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States.  While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced labor, child labor, discrimination, intimidation and harassment of workers seeking to associate, organize or bargain collectively, unsafe working conditions, and other very poor working conditions.  Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance.  At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

•         The Fund advisor will ordinarily support  proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization’s core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights.  This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity (EEO)

Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender.  Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission).  Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

•         The Fund advisor will ordinarily support  proposals asking companies to report on efforts to comply with federal EEO mandates.

•         The Fund advisor will support  proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

•         The Fund advisor will ordinarily support  proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

•         The Fund advisor will ordinarily support  proposals seeking reports on a company’s initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

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•         The Fund advisor will oppose  proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.

•         The Fund advisor will support  proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs.  Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing.  The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed.  Programs aimed at assisting displaced workers are helpful both to those displaced and to the company’s ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

•         The Fund advisor will ordinarily support  resolutions asking companies to create or expand upon relocation programs for displaced workers.

D.            International Operations and Human Rights

Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective.  Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas.  Such activity is not always exploitative, but it can be.  In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny.  The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries.  For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact and the Voluntary Principles on Security and Human Rights. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma.  In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

•         The Fund advisor will ordinarily support  proposals requesting that companies develop human rights policies and periodic reporting on operations and investments in countries with repressive regimes and/or conflict zones.

•         The Fund advisor will ordinarily support  proposals requesting a report discussing how investment policies address or could address human rights issues.

•         The Fund advisor will ordinarily support  proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

•         The Fund advisor will ordinarily support  proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

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•         The Fund advisor will ordinarily support proposals requesting a report discussing how business practices and/or products limit or could limit freedom of expression or privacy.

Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry.  For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

•         The Fund advisor will support  proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in places such as the Maquiladoras in Mexico, Southeast Asia, South Asia, Eastern Europe, the Caribbean or Central America. Companies often move to these places under U.S. government-sponsored programs to promote trade and economic development in these regions.  In addition, companies have located in these regions to take advantage of lower labor costs as well as fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of labor standards and the environmental integrity of communities.

  The Fund advisor will ordinarily support  proposals calling for reports on treatment of workers and protection of human rights in international operations such as in the Maquiladoras or elsewhere.
  The Fund advisor will ordinarily support  proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world.  In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs.  In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected.  Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected.  Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

•         The Fund advisor will ordinarily support  proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

•         The Fund advisor will ordinarily support  proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E.            Indigenous Peoples’ Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by Indigenous Peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.

73

•         The Fund advisor will ordinarily support  proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

•         The Fund advisor will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

F.            Product Safety and Impact

Many companies’ products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks.  Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them.  Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act.  For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

•         The Fund advisor will review on case-by-case  basis proposals requesting that companies report on the impacts of their products on consumers and communities and will ordinarily support  such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

•         The Fund advisor will ordinarily support  proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

Toxic Chemicals

Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals.  Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals.  In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products.  These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union)posing liability risk to the company.   In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals.  Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose product ingredients.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose policies related to toxic chemicals.

•         The Fund advisor will examine and vote on a case-by-case  basis asking companies to reformulate a product by a given date, unless this reformulation is required by law in selected markets.

74

Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies which engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

•         The Fund advisor will ordinarily support  proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

•         The Fund advisor will ordinarily support  proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.

•         The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

•         The Fund advisor will ordinarily support  proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless: the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

•         The Fund advisor will ordinarily support  resolutions asking companies not to invest in the stocks of tobacco companies.

•         The Fund advisor will ordinarily support  resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

G.            Weapons Contracting

Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

•         The Fund advisor will ordinarily support  proposals calling for reports on the type and volume of defense contracts.

H.            Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society.  The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc.  Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

75

•         The Fund advisor will ordinarily support  proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile.  The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets.  Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

•         The Fund advisor will support  proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Predatory lending involves charging excessive fees to sub prime borrowers without providing adequate disclosure.  Predatory lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged.  This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates.  Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

•         The Fund advisor will support  proposals calling on companies to address and eliminate predatory lending practices.

•         The Fund advisor will support  proposals seeking the development of a policy or preparation of a report to guard against predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions.  At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs.  Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

•         The Fund advisor will support  proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care.  Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

•         The Fund advisor will ordinarily support  resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

76

I.             Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities.  Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners.  Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.

•         The Fund advisor will ordinarily support  resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

J.             Other Issues

All social issues that are not covered in these Guidelines are delegated to the Fund’s advisor to vote in accordance with the Fund’s specific sustainable and socially responsible criteria.  In addition to actions taken pursuant to the Fund’s Conflict of Interest Policy, Calvert Sustainability Research Department ("CSRD") will report to the Boards on issues not covered by these Guidelines as they arise.

IV. CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the Guidelines detailed in Sections I and II, above.

Thus, generally, adherence to the Global Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund’s investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Global Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000

Last Revised September 2011

77

APPENDIX B

CORPORATE BOND AND COMMERCIAL PAPER RATINGS (source:  Standard & Poor's Ratings Services)

Bonds

AAA:     An obligation rated AAA has the highest rating assigned by Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA:        An obligation rated AA differs from the highest-rated obligations only in a small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A:            An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB:       An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:  These obligations are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB:          An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor's inability to meet its financial commitment on the obligation.

B:            An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations.  Adverse business, financial, and/or economic conditions may impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC:       An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation.  Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:          An obligation rated CC is currently highly vulnerable to nonpayment.

C:            An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or  where similar action has been taken but payment on the obligation is being continued.

D:            An obligation rated D is in payment default.  The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.  The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Notes

SP-1: These issues are considered as having a strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2:  These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3:  These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1:  This rating indicates a strong degree of safety regarding timely payment.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: This rating indicates a satisfactory degree of safety regarding timely payment.

A-3: This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

78

Long-Term Obligation Ratings (source: Moody's Investors Service)

                Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:        Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:          Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:            Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:        Obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and may possess certain speculative characteristics.

Ba:          Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:            Obligations rated B are considered speculative and are subject to high credit risk.

Caa:        Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:          Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:            Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings (source: Moody's Investors Service)

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1:         Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:         Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:         Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP:          Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Part C. Other Information

Item 28.      Exhibits:

(a)	Declaration Of Trust incorporated by reference to registrant's Post-Effective Amendment No. 30, January 28, 2000, accession number 0000356682-00-000003.

(b)	By-Laws Of The Trust incorporated by reference to registrant's Post-Effective Amendment No. 30, January 28, 2000, accession number 0000356682-00-000003.

(c)	Instruments Defining Rights of Security Holders (not applicable).

(d)(1)

Investment Advisory Agreement incorporated by reference to registrant's Post-Effective Amendment No. 43, January 30, 2006, accession number 0000356682-06-000002.  Addendum to Investment Advisory Agreement, incorporated by reference to registrant's Post-Effective Amendment No. 69, May 25, 2011, accession number 0000356682-11-000060. Amendment to Investment Advisory Agreement, filed herewith. Revised and Restated Schedule A to Investment Advisory Agreement, filed herewith. Addendum to Investment Advisory Agreement, filed herewith.

(d)(2)

Investment Sub-Advisory Agreement (Atlanta Capital), incorporated by reference to registrant's Post-Effective Amendment No. 30, January 28, 2000, accession number 0000356682-00-000003. Amendment to Sub-Advisory Agreement, filed herewith.

(d)(3)

Investment Sub-Advisory Agreement (Profit Investment) incorporated by reference to registrant's Post-Effective Amendment No. 34, January 30, 2003, accession number 0000356682-01-000003. Amendment to Sub-Advisory Agreement, filed herewith.

(d)(4)

Investment Sub-Advisory Agreement (New Amsterdam) incorporated by reference to registrant's Post-Effective Amendment No. 43, January 30, 2006, accession number 0000356682-06-000002. Amended Fee Schedule to Investment Sub-Advisory Agreement, incorporated by reference to registrant's Post-Effective Amendment No. 48, January 30, 2009, accession number 0000356682-09-000002. Amendment to Sub-Advisory Agreement, filed herewith.

(e)

Underwriting (Distribution) Agreement with Schedules I, II and III, incorporated by reference to registrant’s Post-Effective Amendment No. 69, May 25, 2011, accession number 0000356682-11-000060. Addendum to Schedule II of Underwriting (Distribution) Agreement, filed herewith.

(f)	Deferred Compensation Agreement incorporated by reference to registrant's Post-Effective Amendment No. 30, January 28, 2000, accession number 0000356682-00-000003.

(g)	Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 32, January 31, 2001, accession number 0000356682-01-000002.

(h)(1)	Consulting Agreement (Ibbotson) incorporated by reference to registrant's Post-Effective Amendment No. 43, January 30, 2006, accession number 0000356682-06-000002.

(h)(2)	Amended Master Transfer Agency and Service Agreement incorporated by reference to registrant's Post-Effective Amendment No. 45, January 31, 2008, accession number 0000356682-08-000001.

(h)(3)

Servicing Agreement incorporated by reference to registrant's Post-Effective Amendment No. 43, January 30, 2006, accession number 0000356682-06-000002.  Servicing Agreement Schedule A incorporated by reference to registrant's Post-Effective Amendment No. 44, January 31, 2007, accession number 0000356682-07-000002.

(h)(4)

Administrative Services Agreement incorporated by reference to registrant's Post-Effective Amendment No. 43, January 30, 2006, accession number 0000356682-06-000002.  Administrative Services Agreement Schedule A incorporated by reference to registrant's Post-Effective Amendment No. 43, January 30, 2006, accession number 0000356682-06-000002. Addendum to Schedule A of Administrative Services Agreement, incorporated by reference to registrant's Post-Effective Amendment No. 47, October 31, 2008, accession number 0000356682-08-000037.

(h)(5)	Research Agreement with Consultant Stephen H. Moody, incorporated by reference to registrant's Post-Effective Amendment No. 51, January 31, 2011, accession number 0000356682-11-000002.

(h)(6)	Research Agreement with Consultant Norris A. Dodson IV, incorporated by reference to registrant's Post-Effective Amendment No. 51, January 31, 2011, accession number 0000356682-11-000002.

(i)	Opinion and Consent of Counsel, filed herewith.

(j)	Consent of Independent Auditors, filed herewith.

(k)	Omitted Financial Statements (not applicable).

(l)	Initial Capital Agreements.

(m)

Plan of Distribution for Class A incorporated by reference to registrant's Post-Effective Amendment No. 43, January 30, 2006, accession number 0000356682-06-000002.  Plan Schedule A for Class A incorporated by reference to registrant's Post-Effective Amendment No. 43, January 30, 2006, accession number 0000356682-06-000002.

Plan of Distribution for Class B & C  incorporated by reference to registrant's Post-Effective Amendment No. 43, January 30, 2006, accession number 0000356682-06-000002.  Plan Schedule A for Class B & C incorporated by reference to registrant's Post-Effective Amendment No. 43, January 30, 2006, accession number 0000356682-06-000002.

(n)	Amended and Restated Rule 18f-3 Multiple Class Plan, filed herewith.

(o)	Power of Attorney Forms, filed herewith.

(p)(1)	Amended Code of Ethics for Advisor (CAMCO) incorporated by reference to registrant's Post-Effective Amendment No. 45, January 31, 2008, accession number 0000356682-08-000001.

(p)(2)	Code of Ethics for Sub-Adviser (Atlanta Capital), incorporated by reference to registrant's Post-Effective Amendment No. 51, January 31, 2011, accession number 0000356682-11-000002.

(p)(3)	Code of Ethics for Sub-Adviser (Profit Investment) incorporated by reference to registrant's Post-Effective Amendment No. 46, June 13, 2008, accession number 0000356682-08-000016.

(p)(4)	Code of Ethics for Sub-Adviser (New Amsterdam), incorporated by reference to registrant's Post-Effective Amendment No. 51, January 31, 2011, accession number 0000356682-11-000002.

Item 29.            Persons Controlled by or Under Common Control With Registrant

                         Not applicable.

Item 30.           Indemnification

Registrant's By-Laws, Item 28(b) of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 31. Business and Other Connections of Investment Adviser

Name	Name of Company, Principal Business and Address	Capacity
Barbara Krumsiek

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer, Trustee/ Director

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

Ronald M. Wolfsheimer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

William M. Tartikoff

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Susan Walker Bender
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Ivy Wafford Duke
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Lancelot King
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Jane Maxwell
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Andrew Niebler
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Augusto Macedo
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Catherine Roy
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Bennett Freeman
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Stu Dalheim
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Hui Ping Ho

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Patrick Faul
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Natalie Trunow	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

James McGlynn
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

John Nichols
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Michael Abramo	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Matthew Duch	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Thomas Dailey
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Robert Enderson
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Item 32.    Principal Underwriters

         (a)     Registrant's principal underwriter underwrites shares of the following investment companies other than Registrant:

First Variable Rate Fund for Government Income
Calvert Tax-Free Reserves
Calvert Cash Reserves
The Calvert Fund
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Variable Series, Inc.
Calvert Impact Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.

          (b)     Positions of Underwriter's Officers and Directors

Name and Principal Business Address*	Position(s) and Offices with Underwriter	Position(s) and Offices with Registrant
Barbara J. Krumsiek	Director and Chief Executive Officer	Trustee and President
Ronald M. Wolfsheimer	Director, Executive Vice President and Chief Financial and Administrative Officer	Treasurer
Craig Cloyed	Director and President	None
William M. Tartikoff	Senior Vice President and Secretary	Vice President and Secretary
Reginald Stanley	Senior Vice President	None
Alison Smith	Vice President	None
Stan Young	Vice President	None
David Leach	Vice President	None
Robert Enderson	Vice President	None
Christine Teske	Senior Institutional Vice President	None
David Rieben	Vice President	None
Jackie Zelenko	Vice President	None
Matthew Alsted	Vice President	None
Geoffrey Ashton	Senior Regional Vice President	None
Timothy O'Leary	Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Michael Haire	Regional Vice President	None
Todd Dahlstrom	Regional Vice President	None
Anthony Eames	Senior Regional Vice President	None
Steve Himber	Senior Institutional Vice President	None
Dave Mazza	Vice President, Institutional Sales	None
Ben Ogbogu	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Steve Yoon	Regional Vice President	None
David McClellan	Regional Vice President	None
Rachael DeCosta-Martin	Regional Vice President	None
Scott Metz	Regional Vice President	None
Pamela Rivers	Regional Vice President	None
Neil Orlofske	Regional Vice President	None
Lenore Reiner	Regional Vice President	None
Susan Walker Bender	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Ivy Wafford Duke	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Lancelot King	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Jane Maxwell	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Andrew Niebler	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Augusto Macedo	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Edith Lillie	Assistant Secretary	Assistant Secretary
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer

*4550 Montgomery Avenue Bethesda, Maryland 20814

               (c)      Inapplicable.

Item 33. Location of Accounts and Records

              Ronald M. Wolfsheimer, Treasurer
              and
              William M. Tartikoff, Secretary
              Calvert Social Investment Fund
              4550 Montgomery Avenue, Suite 1000N
              Bethesda, Maryland 20814

Item 34. Management Services

              Not Applicable

Item 35. Undertakings

              Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 30th day of January 2012.

CALVERT SOCIAL INVESTMENT FUND

BY:

___________**_________________

Barbara  Krumsiek
Senior Vice President and Trustee/Director

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 30th day of January 2012, by the following persons in the capacities indicated.

Signature	Title

__________**____________ D. WAYNE SILBY	PRESIDENT AND TRUSTEE/DIRECTOR

__________**____________ JOHN G. GUFFEY, JR.	TRUSTEE

__________**____________ BARBARA J. KRUMSIEK	SENIOR VICE PRESIDENT AND TRUSTEE

__________**____________ RONALD M. WOLFSHEIMER	TREASURER (PRINCIPAL ACCOUNTING OFFICER)

__________**____________ REBECCA L. ADAMSON	TRUSTEE

__________**____________ RICHARD L. BAIRD, JR.	TRUSTEE

__________**_____________ JOY V. JONES	TRUSTEE

__________**____________ TERRENCE J. MOLLNER	TRUSTEE

__________**____________ MILES D. HARPER, III	TRUSTEE

**By: /s/ Lancelot A. King
              Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Powers of Attorney, filed herewith.

Calvert Social Investment Fund
Post-Effective Amendment No. 70
Registration No. 002-75106
EXHIBIT INDEX

Exhibit No.	Description

28(d)	Amendment to Investment Advisory Agreement Revised and Restated Schedule A to Investment Advisory Agreement Addendum to Investment Advisory Agreement
28(d)(2)	Amendment to Sub-Advisory Agreement (Atlanta Capital)
28(d)(3)	Amendment to Sub-Advisory Agreement (Profit)
28(d)(4)	Amendment to Sub-Advisory Agreement (New Amsterdam)
28(e)	Addendum to Schedule II of Underwriting (Distribution) Agreement
28(i)	Opinion and Consent of Counsel
28(j)	Consent of Independent Auditors
289(n)	Amended and Restated Rule 18f-3 Multiple Class Plan
28(o)	Power of Attorney forms